UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Communication Services — 5.7%
Alphabet Inc, Cl A *	6,188	$6,971
Alphabet Inc, Cl C *	16,925	18,955
AT&T Inc	266,000	8,278
BCE Inc (A)	118,600	5,278
Charter Communications Inc, Cl A *	2,552	880
Facebook Inc, Cl A *	64,289	10,379
Gannett Co Inc (A)	78,550	922
IAC/InterActiveCorp *	3,715	792
Live Nation Entertainment Inc *	10,114	572
Madison Square Garden Co/The, Cl A *	5,207	1,500
Omnicom Group Inc (A)	78,616	5,951
Take-Two Interactive Software Inc *	6,704	585
TEGNA Inc	82,100	1,081
Telephone & Data Systems Inc	24,377	781
T-Mobile US Inc *	60,918	4,399
Verizon Communications Inc	147,900	8,419
Viacom Inc, Cl B	48,900	1,429

		77,172

Consumer Discretionary — 10.6%
Adtalem Global Education Inc *	8,619	415
Advance Auto Parts Inc	4,623	748
Alibaba Group Holding Ltd ADR *	32,146	5,884
Amazon.com Inc *	16,113	26,423
American Eagle Outfitters Inc	51,500	1,051
AutoZone Inc *	889	835
Best Buy Co Inc	31,000	2,134
Big Lots Inc (A)	17,400	549
Bright Horizons Family Solutions Inc *	16,837	2,088
CarMax Inc *	67,304	4,179
CBS Corp, Cl B	39,991	2,008
Chegg Inc *	19,385	768
Cinemark Holdings Inc	6,558	247
Cooper Tire & Rubber Co (A)	32,100	1,026
Deckers Outdoor Corp *	6,814	1,008
Delphi Automotive PLC *	20,829	1,731
Dillard’s Inc, Cl A (A)	15,300	1,202
Dollar General Corp	94,923	11,245
Dollar Tree Inc *	14,879	1,433
Dorman Products Inc *	8,205	664
Dunkin’ Brands Group Inc	19,686	1,406
Etsy Inc *	2,948	210
Foot Locker Inc	35,700	2,125
Ford Motor Co	204,000	1,789
GameStop Corp, Cl A (A)	28,800	337
General Motors Co	98,100	3,873
Genuine Parts Co	58,300	6,342
Goodyear Tire & Rubber Co/The	77,400	1,531
Harley-Davidson Inc	25,500	946
Home Depot Inc/The	27,846	5,155
John Wiley & Sons Inc, Cl A	13,682	710

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KB Home	37,600	$858
Kohl’s Corp	37,400	2,526
Lear Corp	14,400	2,190
Lowe’s Cos Inc	72,844	7,655
Macy’s Inc	53,200	1,319
Netflix Inc *	13,169	4,716
O’Reilly Automotive Inc *	19,634	7,303
Ross Stores Inc	74,410	7,056
Royal Caribbean Cruises Ltd	41,592	4,928
ServiceMaster Global Holdings Inc *	16,811	759
Target Corp	79,990	5,810
Tenneco Inc, Cl A	28,400	983
TJX Cos Inc/The	5,262	270
Vail Resorts Inc	9,014	1,878
Whirlpool Corp	10,700	1,514
Wolverine World Wide Inc	21,139	756
Wyndham Destinations Inc	8,100	365
Yum! Brands Inc	14,098	1,332

		142,280

Consumer Staples — 6.9%
Altria Group Inc	147,367	7,724
Archer-Daniels-Midland Co	33,000	1,403
Coca-Cola Co/The	13,704	621
Conagra Brands Inc	177,561	4,150
Costco Wholesale Corp	9,012	1,971
Darling Ingredients Inc *	26,742	588
Dean Foods Co (A)	90,500	363
Diageo PLC ADR	29,800	4,612
JM Smucker Co/The	82,258	8,712
Keurig Dr Pepper Inc	46,593	1,172
Kimberly-Clark Corp	36,600	4,276
Kroger Co/The	312,317	9,160
Molson Coors Brewing Co, Cl B	32,600	2,010
Nu Skin Enterprises Inc, Cl A	17,389	1,045
PepsiCo Inc	42,884	4,959
Performance Food Group Co *	35,326	1,361
Philip Morris International Inc	140,695	12,232
Pilgrim’s Pride Corp *	72,300	1,422
Tyson Foods Inc, Cl A	45,000	2,775
Unilever NV	202,814	10,948
US Foods Holding Corp *	39,734	1,400
USANA Health Sciences Inc *	5,577	549
Walgreens Boots Alliance Inc	124,300	8,849

		92,302

Energy — 5.3%
Anadarko Petroleum Corp	10,969	477
Chevron Corp	145,078	17,348
CNX Resources Corp *	88,300	936
ConocoPhillips	167,214	11,345
Core Laboratories NV	12,779	828

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Encana Corp	94,845	$688
Exxon Mobil Corp	129,197	10,210
Gulfport Energy Corp *	141,700	1,085
HollyFrontier Corp	11,683	598
Marathon Petroleum Corp	58,952	3,656
Occidental Petroleum Corp	78,859	5,217
Phillips 66	38,500	3,710
Royal Dutch Shell PLC ADR, Cl A	71,410	4,442
Royal Dutch Shell PLC ADR, Cl B (A)	64,500	4,103
Schlumberger Ltd	70,217	3,094
Valero Energy Corp	43,900	3,581

		71,318

Financials — 16.0%
Aflac Inc	172,899	8,496
Allstate Corp/The	25,800	2,435
Ally Financial Inc	62,900	1,704
American Express Co	27,868	3,002
American International Group Inc	24,100	1,041
Ameriprise Financial Inc	25,500	3,357
Annaly Capital Management Inc ‡	121,900	1,235
Ares Capital Corp	120,767	2,092
Arthur J Gallagher & Co	42,384	3,403
Bank of America Corp	380,365	11,061
Berkshire Hathaway Inc, Cl B *	55,190	11,110
Capital One Financial Corp	25,200	2,106
Chubb Ltd	45,100	6,039
CIT Group Inc	44,100	2,248
Citigroup Inc	145,643	9,318
Citizens Financial Group Inc	97,300	3,594
CNA Financial Corp	34,700	1,500
Discover Financial Services	43,993	3,150
Donnelley Financial Solutions Inc *	2,562	36
Everest Re Group Ltd	6,600	1,492
Fifth Third Bancorp	64,200	1,771
First Republic Bank/CA	67,570	7,094
Goldman Sachs Group Inc/The	9,000	1,770
Hanover Insurance Group Inc/The	14,276	1,695
Hartford Financial Services Group Inc/The	36,700	1,812
HSBC Holdings PLC ADR (A)	81,300	3,319
Intercontinental Exchange Inc	42,948	3,313
International Bancshares Corp	13,462	550
JPMorgan Chase & Co	155,300	16,207
KeyCorp	100,000	1,766
Legg Mason Inc	27,700	810
Lincoln National Corp	32,400	2,026
Markel Corp *	10,487	10,538
Marsh & McLennan Cos Inc	82,547	7,679
MetLife Inc	30,300	1,369
MGIC Investment Corp *	113,300	1,471
Moody’s Corp	34,929	6,047
Morgan Stanley	70,452	2,958

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Navient Corp	86,700	$1,059
PNC Financial Services Group Inc/The	14,700	1,852
Popular Inc	39,353	2,219
Progressive Corp/The	58,476	4,263
Prudential Financial Inc	29,800	2,856
Radian Group Inc	52,200	1,063
Regions Financial Corp	200,700	3,291
S&P Global Inc	16,331	3,272
Starwood Property Trust Inc ‡	64,800	1,453
State Street Corp	128,979	9,270
SunTrust Banks Inc	164,600	10,678
Travelers Cos Inc/The	43,000	5,715
Unum Group	38,400	1,435
US Bancorp	134,113	6,932
Wells Fargo & Co	157,000	7,833
WR Berkley Corp	23,048	1,928

		215,733

Health Care — 14.8%
Abbott Laboratories	165,567	12,851
AbbVie Inc	41,500	3,289
ABIOMED Inc *	2,117	708
Allergan PLC	14,916	2,054
Alnylam Pharmaceuticals Inc *	2,766	235
AmerisourceBergen Corp	71,836	5,984
Amgen Inc	72,737	13,826
Bausch Health Cos Inc *(A)	33,292	789
Biogen Inc *	5,700	1,870
Bio-Rad Laboratories Inc, Cl A *	2,324	630
Bio-Techne Corp	7,548	1,464
Boston Scientific Corp *	75,417	3,026
Bruker Corp	16,378	626
Cardinal Health Inc	15,700	853
Centene Corp *	36,156	2,202
Chemed Corp	2,503	825
Cigna Corp	5,500	959
CVS Health Corp	114,927	6,646
Danaher Corp	67,677	8,596
DexCom Inc *	12,390	1,726
Eli Lilly & Co (A)	40,100	5,064
Encompass Health Corp	19,644	1,240
Gilead Sciences Inc	26,100	1,697
HCA Healthcare Inc	40,821	5,676
Horizon Pharma Plc *	41,415	1,201
Humana Inc	4,695	1,338
ICON PLC *	5,320	745
IDEXX Laboratories Inc *	1,444	305
Illumina Inc *	8,773	2,744
Johnson & Johnson	193,687	26,465
Mallinckrodt PLC *	39,800	993
McKesson Corp	9,600	1,221
Merck & Co Inc	204,919	16,658

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler-Toledo International Inc *	7,686	$5,234
Novartis AG ADR	61,800	5,638
Pfizer Inc	386,520	16,756
Premier Inc, Cl A *	13,043	477
QIAGEN NV *	37,220	1,430
Sarepta Therapeutics Inc *(A)	7,053	1,017
STERIS PLC	6,536	791
Teleflex Inc	26,877	7,790
Thermo Fisher Scientific Inc	4,320	1,121
United Therapeutics Corp *	10,400	1,313
UnitedHealth Group Inc	70,230	17,011
Vertex Pharmaceuticals Inc *	19,901	3,756
Zoetis Inc, Cl A	21,858	2,060

		198,900

Industrials — 11.0%
3M Co	43,578	9,038
AGCO Corp	22,600	1,527
Allison Transmission Holdings Inc, Cl A	40,300	2,003
American Airlines Group Inc	42,100	1,500
AMETEK Inc	44,161	3,514
Boeing Co/The	14,259	6,273
CAE Inc	36,402	769
Canadian Pacific Railway Ltd	6,955	1,436
Cintas Corp	27,020	5,582
CSX Corp	1,800	131
Cummins Inc	26,000	4,006
Curtiss-Wright Corp	11,477	1,415
Delta Air Lines Inc	40,300	1,998
Eaton Corp PLC	37,300	2,976
EMCOR Group Inc	18,493	1,334
FedEx Corp	14,800	2,679
Fortive Corp	69,546	5,673
HD Supply Holdings Inc *	60,554	2,605
Hillenbrand Inc	10,974	486
Honeywell International Inc	89,523	13,793
Huntington Ingalls Industries Inc	8,700	1,822
IDEX Corp	15,544	2,240
Illinois Tool Works Inc	49,596	7,146
Johnson Controls International PLC	131,400	4,635
LSC Communications Inc	8,862	75
ManpowerGroup Inc	21,000	1,769
Moog Inc, Cl A	8,443	793
Oshkosh Corp	21,100	1,642
Pitney Bowes Inc	85,200	613
Raytheon Co	44,420	8,284
Rexnord Corp *	720	19
Roper Technologies Inc	25,802	8,351
RR Donnelley & Sons Co	23,633	127
Ryder System Inc	24,700	1,535
Sensata Technologies Holding PLC *	121,825	6,180
Siemens AG ADR	69,500	3,794

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines Co	27,200	$1,524
Spirit AeroSystems Holdings Inc, Cl A	15,500	1,531
Teledyne Technologies Inc *	9,822	2,318
Tetra Tech Inc	11,433	686
TransDigm Group Inc *	14,512	6,300
Union Pacific Corp	12,152	2,038
United Continental Holdings Inc *	39,500	3,469
Vectrus Inc *	900	24
Waste Connections Inc	38,350	3,198
WW Grainger Inc	19,503	5,944
XPO Logistics Inc *	58,255	2,933

		147,728

Information Technology — 17.1%
Adobe Inc *	69,708	18,298
ANSYS Inc *	5,147	912
Apple Inc	77,386	13,399
Applied Materials Inc	54,200	2,078
Automatic Data Processing Inc	45,196	6,916
Avalara Inc *(A)	20,857	1,089
Booz Allen Hamilton Holding Corp, Cl A	21,224	1,122
Broadcom Inc	7,705	2,122
Cadence Design Systems Inc *	28,268	1,618
CDW Corp/DE	28,747	2,699
Cisco Systems Inc	356,822	18,473
Citrix Systems Inc	11,651	1,229
Cornerstone OnDemand Inc *	12,865	727
Corning Inc	213,100	7,418
Dell Technologies Inc, Cl C *	–	—
DXC Technology Co	28,400	1,870
EPAM Systems Inc *	4,554	737
Fidelity National Information Services Inc	16,052	1,736
Fortinet Inc *	12,185	1,058
Genpact Ltd	53,395	1,774
Global Payments Inc	34,041	4,438
Hewlett Packard Enterprise Co	188,307	3,084
HP Inc	160,992	3,176
Intel Corp	273,400	14,479
International Business Machines Corp	16,600	2,293
Intuit Inc	52,728	13,031
Jabil Inc	23,126	657
Juniper Networks Inc	83,900	2,272
Lam Research Corp	31,269	5,506
Microchip Technology Inc (A)	162,611	14,126
Micron Technology Inc *	39,500	1,615
Microsoft Corp	250,593	28,074
Motorola Solutions Inc	25,067	3,588
NCR Corp *	41,000	1,149
Nuance Communications Inc *	18,605	312
Oracle Corp	147,783	7,704
Paylocity Holding Corp *	10,557	925
PayPal Holdings Inc *	28,839	2,828

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RealPage Inc *	8,817	$540
Red Hat Inc *	3,145	574
salesforce.com *	36,082	5,905
Seagate Technology PLC	36,100	1,681
Semtech Corp *	14,178	780
SYNNEX Corp	6,870	674
Tech Data Corp *	15,100	1,544
Visa Inc, Cl A	97,406	14,428
Vishay Intertechnology Inc (A)	76,400	1,675
VMware Inc, Cl A	10,881	1,869
Western Digital Corp	18,200	915
Western Union Co/The	62,500	1,117
Worldpay Inc, Cl A *	17,379	1,665
Xerox Corp	54,900	1,696
Zendesk Inc *	11,396	901

		230,496

Materials — 3.1%
Air Products & Chemicals Inc	8,049	1,458
Celanese Corp, Cl A	18,900	1,933
CF Industries Holdings Inc	1,228	52
Domtar Corp	24,000	1,222
DowDuPont Inc	126,500	6,734
Eastman Chemical Co	33,800	2,795
Ecolab Inc	45,106	7,619
Huntsman Corp	68,200	1,691
International Paper Co	59,100	2,708
Linde PLC	25,815	4,472
LyondellBasell Industries NV, Cl A	28,700	2,454
Owens-Illinois Inc	65,000	1,295
Packaging Corp of America	21,800	2,084
Reliance Steel & Aluminum Co	15,300	1,365
Sherwin-Williams Co/The	3,312	1,435
Vulcan Materials Co	14,165	1,579
Westrock Co	40,000	1,495

		42,391

Real Estate — 4.0%
American Tower Corp, Cl A ‡	76,534	13,481
Americold Realty Trust ‡	65,026	1,870
Apartment Investment & Management Co, Cl A	44,902	2,197
AvalonBay Communities Inc ‡	12,143	2,363
CBL & Associates Properties Inc ‡(A)	65,600	140
Crown Castle International Corp ‡	37,654	4,471
EastGroup Properties Inc ‡	9,323	985
Gaming and Leisure Properties Inc ‡	41,300	1,503
HCP Inc ‡	143,000	4,400
Hospitality Properties Trust ‡	53,800	1,456
Lexington Realty Trust ‡	130,200	1,210
Rexford Industrial Realty Inc ‡	32,640	1,119
SBA Communications Corp, Cl A *‡	17,949	3,241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit Realty Capital Inc	57,245	$2,212
UDR Inc ‡	74,269	3,299
VEREIT Inc ‡	208,600	1,663
Welltower Inc ‡	87,550	6,506
Xenia Hotels & Resorts Inc ‡	56,579	1,105

		53,221

Utilities — 1.4%
Entergy Corp	29,300	2,734
Exelon Corp	99,256	4,823
FirstEnergy Corp	57,100	2,327
IDACORP Inc	15,740	1,549
NextEra Energy Inc	37,900	7,115
PNM Resources Inc	21,614	944

		19,492

Total Common Stock (Cost $1,094,503) ($ Thousands)		1,291,033

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
2.470% **†(B)	36,627,098	36,628

Total Affiliated Partnership (Cost $36,627) ($ Thousands)		36,628

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	51,585,875	51,586
Total Cash Equivalent (Cost $51,586) ($ Thousands)		51,586

Total Investments in Securities — 102.4% (Cost $1,182,716) ($ Thousands)		$1,379,247

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Fund (Continued)

A list of the open futures contracts held by the Fund February 28, 2019 , is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	246	Mar-2019	$32,024	$34,252	$2,228
S&P Mid Cap 400 Index E-MINI	16	Mar-2019	2,820	3,057	237

			$34,844	$37,309	$2,465

Percentages are based on Net Assets of $1,346,451 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019 . The total market value of securities on loan at February 28, 2019 was $35,681 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $36,628 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,291,033	$–	$–	$1,291,033
Affiliated Partnership	–	36,628	–	36,628
Cash Equivalent	51,586	–	–	51,586

Total Investments in Securities	$1,342,619	$36,628	$–	$1,379,247

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,465	$–	$–	$2,465

Total Other Financial Instruments	$2,465	$–	$–	$2,465

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$61,123	$156,702	$(181,195)	$—	$(2)	$36,628	$39
SEI Daily Income Trust, Government Fund, CI F	42,140	291,589	(282,143)	—	—	51,586	646

Totals	$103,263	$448,291	$(463,338)	$—	$(2)	$88,214	$685

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Communication Services — 7.3%
Alphabet Inc, Cl A *	25,200	$28,389
Alphabet Inc, Cl C *	21,193	23,734
AT&T Inc	312,100	9,713
CenturyLink Inc	3,957	52
Facebook Inc, Cl A *	176,611	28,514
IAC/InterActiveCorp *	7,661	1,632
Madison Square Garden Co/The, Cl A *	4,736	1,365
News Corp, Cl A	57,200	745
Omnicom Group Inc (A)	92,300	6,987
Shenandoah Telecommunications Co	5,800	258
Telephone & Data Systems Inc	40,608	1,301
T-Mobile US Inc *	124,467	8,988
TripAdvisor Inc *(A)	81,205	4,318
Twenty-First Century Fox Inc, Cl A	23,783	1,199
Twenty-First Century Fox Inc, Cl B	13,028	653
Verizon Communications Inc	565,123	32,167
Viacom Inc, Cl B	98,883	2,889
Walt Disney Co/The	193,281	21,810

		174,714

Consumer Discretionary — 10.2%
Advance Auto Parts Inc	38,827	6,281
Amazon.com Inc *	22,515	36,921
Asbury Automotive Group Inc *	10,700	768
AutoZone Inc *	5,135	4,822
Best Buy Co Inc	39,215	2,700
Bloomin’ Brands Inc	78,100	1,615
Booking Holdings Inc *	4,200	7,128
Bright Horizons Family Solutions Inc *	29,261	3,628
Capri Holdings Ltd *	146,802	6,694
Carnival Corp, Cl A	76,600	4,424
CBS Corp, Cl B	73,167	3,674
Cinemark Holdings Inc	40,180	1,512
Comcast Corp, Cl A	285,538	11,042
Darden Restaurants Inc	23,838	2,672
Dollar General Corp	122,310	14,489
Dunkin’ Brands Group Inc	32,365	2,313
eBay Inc	238,661	8,866
Foot Locker Inc	187,758	11,175
Gap Inc/The (A)	84,684	2,151
Gentex Corp	61,540	1,252
Genuine Parts Co	7,600	827
Home Depot Inc/The	44,159	8,176
Interpublic Group of Cos Inc/The	65,865	1,517
John Wiley & Sons Inc, Cl A	21,137	1,097
Kohl’s Corp	75,700	5,112
Lowe’s Cos Inc	95,279	10,013
Macy’s Inc	297,010	7,363
McDonald’s Corp	3,244	596
Netflix Inc *	12,332	4,416
Newell Brands Inc (A)	93,000	1,509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NIKE Inc, Cl B	98,927	$8,481
Norwegian Cruise Line Holdings Ltd *	6,500	361
O’Reilly Automotive Inc *	10,510	3,909
Qurate Retail Inc *	117,600	2,118
Ralph Lauren Corp, Cl A	56,414	7,061
Ross Stores Inc	157,464	14,932
Royal Caribbean Cruises Ltd	30,300	3,590
ServiceMaster Global Holdings Inc *	33,762	1,525
Starbucks Corp	1,626	114
Tapestry Inc	208,483	7,284
Target Corp	19,707	1,432
TJX Cos Inc/The	236,538	12,132
Tractor Supply Co	29,203	2,785
Vista Outdoor Inc *	54,500	486
Yum! Brands Inc	56,543	5,343

		246,306

Consumer Staples — 5.7%
Altria Group Inc	113,400	5,943
Archer-Daniels-Midland Co	135,600	5,763
Campbell Soup Co (A)	25,400	915
Casey’s General Stores Inc	9,212	1,241
Coca-Cola Co/The	153,218	6,947
Colgate-Palmolive Co	97,570	6,427
Conagra Brands Inc	219,400	5,127
Costco Wholesale Corp	49,859	10,906
JM Smucker Co/The	71,900	7,615
Kellogg Co	238,011	13,390
Keurig Dr Pepper Inc	174,767	4,395
Kimberly-Clark Corp	17,216	2,011
Kroger Co/The	519,770	15,245
Lamb Weston Holdings Inc	646	45
Mondelez International Inc, Cl A	4,700	222
Nu Skin Enterprises Inc, Cl A	32,387	1,947
PepsiCo Inc	91,681	10,602
Philip Morris International Inc	148,718	12,930
Procter & Gamble Co/The	69,090	6,809
Tyson Foods Inc, Cl A	98,409	6,068
US Foods Holding Corp *	71,513	2,520
USANA Health Sciences Inc *	3,100	305
Walgreens Boots Alliance Inc	77,300	5,503
Walmart Inc	52,890	5,236

		138,112

Energy — 5.6%
Anadarko Petroleum Corp	8,826	384
Chevron Corp	309,105	36,963
ConocoPhillips	122,350	8,301
Diamondback Energy Inc	63,908	6,578
Exxon Mobil Corp	178,154	14,080
HollyFrontier Corp	149,533	7,656
Kinder Morgan Inc/DE	297,300	5,696

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Petroleum Corp	313,958	$19,469
Occidental Petroleum Corp	98,500	6,516
ONEOK Inc	1,133	73
PBF Energy Inc, Cl A	36,558	1,136
Phillips 66	103,532	9,976
Pioneer Natural Resources Co	9,900	1,395
Royal Dutch Shell PLC ADR, Cl A	86,400	5,375
Schlumberger Ltd	94,867	4,180
Superior Energy Services Inc *	109,900	514
Valero Energy Corp	89,740	7,319
World Fuel Services Corp	12,600	349

		135,960

Financials — 11.9%
Aflac Inc	203,077	9,979
Allstate Corp/The	125,659	11,860
American Express Co	104,382	11,246
American Financial Group Inc/OH	34,239	3,412
American International Group Inc	367,699	15,885
Ameriprise Financial Inc	46,200	6,081
Arch Capital Group Ltd *	93,159	3,043
Arthur J Gallagher & Co	67,540	5,422
Bank of America Corp	1,168,952	33,993
Berkshire Hathaway Inc, Cl B *	70,215	14,134
Capital One Financial Corp	82,100	6,862
Citigroup Inc	352,296	22,540
Everest Re Group Ltd	6,156	1,392
Fifth Third Bancorp	83,017	2,290
Genworth Financial Inc, Cl A *	74,800	289
Goldman Sachs Group Inc/The	10,500	2,065
Hanover Insurance Group Inc/The	25,345	3,009
Intercontinental Exchange Inc	72,550	5,597
Invesco Ltd	15,300	296
JPMorgan Chase & Co	318,615	33,251
KeyCorp	144,400	2,550
Lincoln National Corp	27,600	1,726
Marsh & McLennan Cos Inc	100,900	9,386
MetLife Inc	258,014	11,660
Moody’s Corp	3,700	640
Morgan Stanley	132,800	5,575
OneMain Holdings Inc, Cl A	39,700	1,310
PNC Financial Services Group Inc/The	9,099	1,147
Popular Inc	64,507	3,637
Progressive Corp/The	35,852	2,614
Radian Group Inc	112,300	2,286
Reinsurance Group of America Inc, Cl A	9,910	1,432
S&P Global Inc	35,962	7,206
State Street Corp	137,480	9,881
SunTrust Banks Inc	11,145	723
Synchrony Financial	267,293	8,716
TCF Financial Corp	27,054	619
Travelers Cos Inc/The	11,560	1,536

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unum Group	74,000	$2,765
Wells Fargo & Co	331,975	16,562
WR Berkley Corp	38,257	3,201

		287,818

Health Care — 18.0%
Abbott Laboratories	320,601	24,885
AbbVie Inc	53,866	4,268
ABIOMED Inc *	11,973	4,005
Agilent Technologies Inc	7,600	604
Alexion Pharmaceuticals Inc *	9,658	1,307
Allergan PLC	46,500	6,404
AmerisourceBergen Corp	249,460	20,780
Amgen Inc	62,800	11,937
Anthem Inc	25,982	7,814
Baxter International Inc	12,000	897
Biogen Inc *	44,143	14,479
Bio-Rad Laboratories Inc, Cl A *	5,048	1,368
Bio-Techne Corp	13,303	2,579
Bristol-Myers Squibb Co	336,044	17,360
Bruker Corp	33,865	1,294
Catalent Inc *	36,686	1,586
Celgene Corp *	97,254	8,084
Centene Corp *	133,936	8,155
Chemed Corp	4,029	1,328
Cigna Corp	107,370	18,730
CVS Health Corp	252,200	14,585
Danaher Corp	106,853	13,572
DaVita Inc *	19,200	1,093
DexCom Inc *	12,122	1,689
Eli Lilly & Co (A)	54,465	6,878
Encompass Health Corp	21,356	1,348
Exact Sciences Corp *	12,484	1,136
Gilead Sciences Inc	146,237	9,508
HCA Healthcare Inc	137,895	19,173
Hologic Inc *	26,400	1,245
Humana Inc	73,265	20,883
IDEXX Laboratories Inc *	18,347	3,872
Illumina Inc *	15,249	4,769
Integra LifeSciences Holdings Corp *	6,850	377
Johnson & Johnson	213,655	29,194
Masimo Corp *	15,236	2,000
McKesson Corp	40,174	5,109
MEDNAX Inc *	5,500	181
Medtronic PLC	96,900	8,769
Merck & Co Inc	441,853	35,918
Mylan NV *	96,333	2,542
Perrigo Co PLC	24,200	1,179
Pfizer Inc	374,217	16,222
Premier Inc, Cl A *	32,551	1,191
QIAGEN NV *	65,274	2,508
STERIS PLC	23,955	2,898

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thermo Fisher Scientific Inc	43,955	$11,409
UnitedHealth Group Inc	111,517	27,012
Vertex Pharmaceuticals Inc *	15,720	2,967
Zimmer Biomet Holdings Inc	160,194	19,883
Zoetis Inc, Cl A	75,716	7,135

		434,109

Industrials — 8.9%
3M Co	22,500	4,666
AMETEK Inc	70,569	5,616
AO Smith Corp	177,837	9,235
Arconic Inc	114,600	2,119
Armstrong World Industries Inc	10,600	776
Atkore International Group Inc *	37,200	859
BMC Stock Holdings Inc *	17,000	325
Boeing Co/The	21,600	9,503
Carlisle Cos Inc	12,133	1,493
Clean Harbors Inc *	21,748	1,479
Continental Building Products Inc *	13,800	398
CSX Corp	99,800	7,253
Cummins Inc	41,200	6,349
Curtiss-Wright Corp	27,672	3,412
Delta Air Lines Inc	139,745	6,929
EMCOR Group Inc	29,400	2,121
Emerson Electric Co	95,894	6,535
FedEx Corp	24,893	4,506
General Dynamics Corp	38,593	6,569
General Electric Co	948,000	9,850
Genesee & Wyoming Inc, Cl A *(A)	28,688	2,352
Global Brass & Copper Holdings Inc	11,100	375
Harris Corp	39,582	6,528
HD Supply Holdings Inc *	100,127	4,306
Hexcel Corp	54,485	3,931
Honeywell International Inc	125,511	19,338
Hub Group Inc, Cl A *	4,700	202
Huntington Ingalls Industries Inc	1,991	417
IDEX Corp	34,437	4,962
Illinois Tool Works Inc	60,300	8,688
Korn Ferry	9,200	449
L3 Technologies Inc	4,798	1,016
Lockheed Martin Corp	5,965	1,846
Raytheon Co	51,314	9,570
Resideo Technologies Inc *	81,533	2,095
Robert Half International Inc	86,903	5,926
Rockwell Automation Inc	36,479	6,514
Southwest Airlines Co	151,863	8,510
Teledyne Technologies Inc *	16,253	3,836
United Continental Holdings Inc *	83,375	7,321
United Parcel Service Inc, Cl B	14,700	1,620
United Technologies Corp	73,584	9,247
Universal Forest Products Inc	21,700	672
Wabtec Corp	5,092	373

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waste Management Inc	19,400	$1,964
WESCO International Inc *	74,120	4,036
WW Grainger Inc	24,400	7,436

		213,523

Information Technology — 19.1%
Accenture PLC, Cl A	8,371	1,351
Activision Blizzard Inc	131,352	5,535
Adobe Inc *	94,874	24,904
Akamai Technologies Inc *	89,409	6,228
Analog Devices Inc	101,716	10,880
Anixter International Inc *	4,400	258
ANSYS Inc *	9,480	1,680
Apple Inc	246,946	42,759
Applied Materials Inc	40,601	1,557
Autodesk Inc *	9,100	1,483
Automatic Data Processing Inc	85,259	13,047
Booz Allen Hamilton Holding Corp, Cl A	35,836	1,894
Broadridge Financial Solutions Inc	29,928	3,030
Cadence Design Systems Inc *	64,481	3,692
CDW Corp/DE	65,138	6,116
Cisco Systems Inc	519,562	26,898
Cognizant Technology Solutions Corp, Cl A	217,958	15,471
CommScope Holding Co Inc *	120,700	2,814
Dolby Laboratories Inc, Cl A	21,841	1,415
DXC Technology Co	118,726	7,819
Electronic Arts Inc *	24,992	2,394
F5 Networks Inc *	975	164
Fidelity National Information Services Inc	55,377	5,989
Fortinet Inc *	70,753	6,141
Genpact Ltd	88,295	2,933
Global Payments Inc	48,803	6,363
Hewlett Packard Enterprise Co	475,405	7,787
HP Inc	616,681	12,167
Intel Corp	393,897	20,861
International Business Machines Corp	98,201	13,565
Intuit Inc	77,894	19,250
Juniper Networks Inc	294,944	7,987
Keysight Technologies Inc *	124,368	10,498
Mastercard Inc, Cl A	16,199	3,641
Microchip Technology Inc (A)	77,100	6,698
Micron Technology Inc *	166,558	6,809
Microsoft Corp	784,141	87,847
Motorola Solutions Inc	84,463	12,088
NetApp Inc	5,527	360
Nuance Communications Inc *	71,644	1,201
Oracle Corp	95,196	4,963
Paycom Software Inc *	10,559	1,919
Qorvo Inc *	9,400	659
Red Hat Inc *	3,805	695
RingCentral Inc, Cl A *	17,806	1,875
Sabre Corp	50,650	1,136

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ScanSource Inc *	7,800	$293
Seagate Technology PLC	2,008	93
Symantec Corp	121,092	2,723
SYNNEX Corp	3,900	383
Synopsys Inc *	48,400	4,921
Tech Data Corp *	4,300	440
Teradata Corp *	15,950	772
Texas Instruments Inc	6,932	733
VeriSign Inc *	37,819	6,733
Versum Materials Inc	22,500	1,103
Visa Inc, Cl A	16,300	2,414
VMware Inc, Cl A *	17,513	3,009
Xerox Corp	43,319	1,339
Xilinx Inc	89,666	11,235

		461,012

Materials — 1.9%
AptarGroup Inc	26,810	2,727
CF Industries Holdings Inc	27,002	1,139
DowDuPont Inc	325,285	17,315
Freeport-McMoRan Inc, Cl B	162,700	2,099
Greif Inc, Cl A	9,900	398
International Paper Co	6,800	312
LyondellBasell Industries NV, Cl A	83,984	7,182
Mosaic Co/The	149,300	4,669
Packaging Corp of America	14,100	1,348
Steel Dynamics Inc	81,200	3,030
Vulcan Materials Co	56,451	6,292

		46,511

Real Estate — 3.8%
American Campus Communities Inc ‡	50,752	2,287
American Tower Corp, Cl A ‡	17,571	3,095
Apartment Investment & Management Co, Cl A	96,314	4,713
Apple Hospitality Inc ‡	23,000	379
AvalonBay Communities Inc ‡	1,300	253
CBRE Group Inc, Cl A *	150,800	7,504
CoreCivic Inc ‡	23,700	502
Crown Castle International Corp ‡	168,042	19,955
Equinix Inc	3,533	1,496
Equity LifeStyle Properties Inc ‡	28,691	3,117
Equity Residential ‡	6,500	479
Franklin Street Properties Corp ‡	22,900	166
GEO Group Inc/The ‡	79,150	1,798
Host Hotels & Resorts Inc ‡	223,800	4,389
Ladder Capital Corp, Cl A ‡	126,390	2,319
Lamar Advertising Co, Cl A ‡	20,394	1,582
Mid-America Apartment Communities Inc ‡	106,747	11,057
Outfront Media Inc ‡	34,654	778
Prologis Inc ‡	28,297	1,982
Public Storage ‡	12,615	2,668

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Hospitality Properties Inc ‡	26,900	$2,178
SBA Communications Corp, Cl A *‡	27,929	5,043
Simon Property Group Inc ‡	12,800	2,319
Spirit Realty Capital Inc	37,817	1,461
STORE Capital Corp ‡	140,368	4,558
UDR Inc ‡	120,219	5,340
Welltower Inc ‡	9,200	684
Xenia Hotels & Resorts Inc ‡	25,000	488

		92,590

Utilities — 3.0%
AES Corp/VA	771,661	13,296
Atmos Energy Corp	42,865	4,237
CenterPoint Energy Inc	90,178	2,718
Exelon Corp	415,441	20,186
MDU Resources Group Inc	14,500	383
NextEra Energy Inc	71,192	13,364
NRG Energy Inc	126,752	5,283
Pinnacle West Capital Corp	8,511	798
Portland General Electric Co	8,800	441
Public Service Enterprise Group Inc	185,889	10,932
SJW Group	16,000	979

		72,617

Total Common Stock (Cost $2,006,940) ($ Thousands)		2,303,272

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
2.357%, 03/21/2019 (B)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
2.470% **†(C)	55,268,497	55,264

Total Affiliated Partnership (Cost $55,267) ($ Thousands)		55,264

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	106,916,642	$106,917

Total Cash Equivalent (Cost $106,917) ($ Thousands)		106,917

Total Investments in Securities — 102.1%
(Cost $2,169,324) ($ Thousands)		$2,465,653

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	565	Mar-2019	$73,106	$78,668	$5,562

Percentages are based on Net Assets of $2,414,496 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019. The total market value of securities on loan at February 28, 2019 was $53,856 ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $55,264 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,303,272	$–	$–	$2,303,272
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	55,264	–	55,264
Cash Equivalent	106,917	–	–	106,917

Total Investments in Securities	$2,410,189	$55,464	$–	$2,465,653

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5,562	$–	$–	$5,562

Total Other Financial Instruments	$5,562	$–	$–	$5,562

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$54,446	$ 270,020	$(269,198)	$—	$(4)	$ 55,264	$ 71
SEI Daily Income Trust, Government Fund, Cl F	70,750	968,113	(931,946)	—	—	106,917	1,166

Totals	$125,196	$1,238,133	$(1,201,144)	$—	$(4)	$162,181	$1,237

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 7.8%
Alphabet Inc, Cl A *	19,029	$21,437
Alphabet Inc, Cl C *	19,399	21,725
AMC Networks Inc, Cl A *	2,185	144
AT&T Inc	460,085	14,318
CenturyLink Inc	62,106	819
Charter Communications Inc, Cl A *	10,997	3,793
Discovery Inc, Cl A *(A)	8,000	231
Discovery Inc, Cl C *	21,800	594
DISH Network Corp, Cl A *	13,662	444
Facebook Inc, Cl A *	151,700	24,492
GCI Liberty Inc *	4,949	265
IAC/InterActiveCorp *	4,432	944
Liberty Broadband Corp, Cl A *	1,280	114
Liberty Broadband Corp, Cl C *	5,808	520
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	380
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	164
Liberty Media Corp-Liberty SiriusXM, Cl C *	11,740	484
Lions Gate Entertainment Corp, Cl A (A)	4,900	76
Lions Gate Entertainment Corp, Cl B	10,883	160
Live Nation Entertainment Inc *	9,100	515
Madison Square Garden Co/The, Cl A *	1,086	313
Match Group Inc *(A)	3,400	188
News Corp	10,800	144
News Corp, Cl A	25,546	333
Omnicom Group Inc (A)	14,244	1,078
Sirius XM Holdings Inc (A)	88,000	522
Sprint Corp *	46,115	293
Take-Two Interactive Software Inc *	7,700	672
Telephone & Data Systems Inc	4,280	137
T-Mobile US Inc *	20,100	1,451
Tribune Media Co, Cl A	7,200	333
TripAdvisor Inc *(A)	5,767	307
Twenty-First Century Fox Inc, Cl A	65,585	3,307
Twenty-First Century Fox Inc, Cl B	32,000	1,605
Twitter Inc *	46,260	1,424
United States Cellular Corp *	831	39
Verizon Communications Inc	261,876	14,906
Viacom Inc, Cl A (A)	1,200	41
Viacom Inc, Cl B	22,669	662
Walt Disney Co/The	95,372	10,762
Zayo Group Holdings Inc *	16,400	407
Zillow Group Inc, Cl A *	5,543	230
Zillow Group Inc, Cl C *(A)	8,286	346
Zynga Inc, Cl A *	32,600	170

		131,289

Consumer Discretionary — 11.3%
Adient PLC	6,626	129
Advance Auto Parts Inc	4,508	729
Amazon.com Inc *	25,789	42,290

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aramark	15,300	$464
AutoNation Inc *	3,032	107
AutoZone Inc *	1,707	1,603
Best Buy Co Inc	15,147	1,043
Booking Holdings Inc *	3,032	5,145
BorgWarner Inc	12,764	518
Bright Horizons Family Solutions Inc *	3,700	459
Brunswick Corp/DE	5,800	306
Burlington Stores Inc *	4,500	764
Cable One Inc	257	244
Caesars Entertainment Corp *(A)	45,600	393
Capri Holdings Ltd *	7,300	333
CarMax Inc *(A)	9,760	606
Carnival Corp, Cl A	26,400	1,525
Carter’s Inc	3,300	322
CBS Corp, Cl B	21,070	1,058
Chipotle Mexican Grill Inc, Cl A *	1,619	984
Choice Hotels International Inc	1,884	150
Cinemark Holdings Inc	8,100	305
Columbia Sportswear Co	2,300	237
Comcast Corp, Cl A	292,350	11,305
Darden Restaurants Inc	7,822	877
Delphi Automotive PLC *	17,200	1,429
Dick’s Sporting Goods Inc	5,258	205
Dollar General Corp	16,300	1,931
Dollar Tree Inc *	15,134	1,458
Domino’s Pizza Inc	2,700	678
DR Horton Inc	20,068	780
Dunkin’ Brands Group Inc (A)	5,600	400
eBay Inc	56,011	2,081
Expedia Group Inc (A)	7,822	965
Extended Stay America Inc	16,600	303
Floor & Decor Holdings Inc, Cl A *	4,800	178
Foot Locker Inc	5,869	349
Ford Motor Co	240,184	2,106
frontdoor Inc *	4,700	150
Gap Inc/The	15,021	382
Garmin Ltd	7,800	655
Garrett Motion Inc *	5,339	89
General Motors Co	82,400	3,253
Gentex Corp	19,864	404
Genuine Parts Co	9,011	980
Goodyear Tire & Rubber Co/The	15,552	308
Graham Holdings Co, Cl B	157	107
Grand Canyon Education Inc *	3,600	416
GrubHub Inc *(A)	4,800	392
H&R Block Inc	11,725	283
Hanesbrands Inc	19,972	371
Harley-Davidson Inc	10,003	371
Hasbro Inc	7,067	600
Hilton Grand Vacations Inc *	5,170	164
Hilton Worldwide Holdings Inc	18,133	1,507

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Home Depot Inc/The	72,915	$13,499
Hyatt Hotels Corp, Cl A	2,600	189
International Game Technology PLC	8,400	145
Interpublic Group of Cos Inc/The	27,675	637
John Wiley & Sons Inc, Cl A	4,042	210
Kohl’s Corp	10,319	697
L Brands Inc	17,557	459
Las Vegas Sands Corp	21,693	1,333
Lear Corp	3,600	547
Leggett & Platt Inc (A)	10,212	464
Lennar Corp, Cl A	19,990	959
Lennar Corp, Cl B	1,713	66
LKQ Corp *	19,900	551
Lowe’s Cos Inc	51,810	5,445
Lululemon Athletica Inc *	6,500	978
Macy’s Inc	22,530	559
Marriott International Inc/MD, Cl A	17,494	2,191
Mattel Inc *(A)	19,842	286
McDonald’s Corp	49,680	9,133
MGM Resorts International	31,539	844
Michaels Cos Inc/The *(A)	9,500	134
Mohawk Industries Inc *	3,866	526
Netflix Inc *	26,600	9,525
Newell Brands Inc (A)	26,593	432
NIKE Inc, Cl B	79,868	6,847
Nordstrom Inc	8,512	402
Norwegian Cruise Line Holdings Ltd *	12,400	689
NVR Inc *	184	482
O’Reilly Automotive Inc *	5,240	1,949
Penske Automotive Group Inc	4,000	178
Polaris Industries Inc	4,100	349
Pool Corp	2,500	399
PulteGroup Inc	18,945	512
PVH Corp	4,900	563
Qurate Retail Inc *	28,230	508
Ralph Lauren Corp, Cl A	3,780	473
Ross Stores Inc	22,576	2,141
Royal Caribbean Cruises Ltd	11,300	1,339
Service Corp International/US	10,894	450
ServiceMaster Global Holdings Inc *	9,400	425
Six Flags Entertainment Corp	3,500	195
Skechers U.S.A. Inc, Cl A *	8,500	286
Starbucks Corp	76,712	5,390
Tapestry Inc	20,267	708
Target Corp	32,385	2,352
Tempur Sealy International Inc *	4,200	244
Tesla Inc *(A)	8,537	2,731
Thor Industries Inc	3,300	213
Tiffany & Co	7,725	734
TJX Cos Inc/The	78,116	4,007
Toll Brothers Inc	8,951	319
Tractor Supply Co	7,800	744

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ulta Beauty Inc *	3,652	$1,141
Under Armour Inc, Cl A *(A)	10,700	241
Under Armour Inc, Cl C *	8,821	177
Urban Outfitters Inc *	3,820	118
Vail Resorts Inc	2,800	584
VF Corp	21,268	1,858
Visteon Corp *	2,400	206
Wayfair Inc, Cl A *(A)	3,800	630
Wendy’s Co/The	13,075	227
Whirlpool Corp	3,716	526
Williams-Sonoma Inc (A)	5,162	300
Wyndham Destinations Inc	7,668	345
Wyndham Hotels & Resorts Inc	7,668	403
Wynn Resorts Ltd	6,596	835
Yum China Holdings Inc	21,148	882
Yum! Brands Inc	20,648	1,951

		191,053

Consumer Staples — 6.5%
Altria Group Inc	120,440	6,312
Archer-Daniels-Midland Co	34,179	1,453
Brown-Forman Corp, Cl A	5,000	246
Brown-Forman Corp, Cl B	17,717	877
Bunge Ltd	8,800	467
Campbell Soup Co (A)	8,978	323
Casey’s General Stores Inc (A)	1,900	256
Church & Dwight Co Inc	15,614	1,027
Clorox Co/The	8,403	1,328
Coca-Cola Co/The	245,040	11,110
Colgate-Palmolive Co	53,650	3,534
Conagra Brands Inc	34,376	803
Constellation Brands Inc, Cl A	9,331	1,578
Costco Wholesale Corp	27,781	6,077
Coty Inc, Cl A (A)	22,224	244
Energizer Holdings Inc	2,941	135
Estee Lauder Cos Inc/The, Cl A	13,208	2,073
Flowers Foods Inc	10,325	211
General Mills Inc	38,992	1,838
Hain Celestial Group Inc/The *	10,300	203
Herbalife Nutrition Ltd *	8,200	460
Hershey Co/The	9,298	1,029
Hormel Foods Corp (A)	16,756	727
Ingredion Inc	4,100	379
JM Smucker Co/The	6,311	668
Kellogg Co	16,103	906
Keurig Dr Pepper Inc	13,900	350
Kimberly-Clark Corp	21,618	2,526
Kraft Heinz Co/The	40,002	1,328
Kroger Co/The	51,946	1,524
Lamb Weston Holdings Inc	8,362	580
McCormick & Co Inc/MD	7,793	1,060
Molson Coors Brewing Co, Cl B	11,662	719

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mondelez International Inc, Cl A	90,206	$4,254
Monster Beverage Corp *	26,087	1,665
Nu Skin Enterprises Inc, Cl A	3,900	234
PepsiCo Inc	90,652	10,483
Philip Morris International Inc	99,068	8,613
Pilgrim’s Pride Corp *	5,700	112
Post Holdings Inc *	3,800	387
Procter & Gamble Co/The	157,754	15,547
Spectrum Brands Holdings Inc	2,500	135
Sprouts Farmers Market Inc *	9,000	210
Sysco Corp	29,448	1,989
TreeHouse Foods Inc *	3,000	182
Tyson Foods Inc, Cl A	18,865	1,163
US Foods Holding Corp *	15,700	553
Walgreens Boots Alliance Inc	51,125	3,640
Walmart Inc	91,179	9,026

		110,544

Energy — 5.1%
Anadarko Petroleum Corp	33,140	1,442
Antero Resources Corp *	18,400	159
Apache Corp	25,859	858
Apergy Corp *	6,628	278
Baker Hughes a GE Co, Cl A	30,940	816
Cabot Oil & Gas Corp, Cl A	29,500	726
Centennial Resource Development Inc/DE, Cl A *	11,100	101
Cheniere Energy Inc *	15,600	1,005
Chesapeake Energy Corp *(A)	61,266	181
Chevron Corp	120,602	14,422
Cimarex Energy Co	6,900	496
CNX Resources Corp *	10,644	113
Concho Resources Inc	12,724	1,400
ConocoPhillips	73,076	4,958
Continental Resources Inc/OK *	5,300	236
Devon Energy Corp	27,213	803
Diamondback Energy Inc	10,717	1,103
EOG Resources Inc	36,490	3,430
EQT Corp	20,619	374
Equitrans Midstream Corp	16,495	291
Extraction Oil & Gas Inc *	12,000	50
Exxon Mobil Corp	268,638	21,230
Halliburton Co	57,436	1,763
Helmerich & Payne Inc	6,550	355
Hess Corp	18,012	1,042
HollyFrontier Corp	10,026	513
Kinder Morgan Inc/DE	125,222	2,399
Kosmos Energy Ltd	17,200	110
Marathon Oil Corp	48,376	803
Marathon Petroleum Corp	42,019	2,606
Murphy Oil Corp	11,754	340
Nabors Industries Ltd	26,800	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Oilwell Varco Inc	25,380	$714
Noble Energy Inc	31,424	696
Occidental Petroleum Corp	47,454	3,139
ONEOK Inc	25,158	1,617
Parsley Energy Inc, Cl A *	21,300	386
Patterson-UTI Energy Inc	13,832	183
PBF Energy Inc, Cl A	9,900	308
Phillips 66	25,788	2,485
Pioneer Natural Resources Co	10,344	1,458
QEP Resources Inc *	24,346	189
Range Resources Corp (A)	20,614	221
RPC Inc (A)	5,550	60
Schlumberger Ltd	87,555	3,858
SM Energy Co	8,800	144
Targa Resources Corp	14,900	600
Transocean Ltd *(A)	33,900	277
Valero Energy Corp	28,036	2,287
Weatherford International PLC *(A)	88,900	57
Whiting Petroleum Corp *	5,337	130
Williams Cos Inc/The	78,196	2,087
WPX Energy Inc *	23,648	292

		85,678

Financials — 13.2%
Affiliated Managers Group Inc	3,220	353
Aflac Inc	47,212	2,320
AGNC Investment Corp ‡	34,059	601
Alleghany Corp *	899	578
Allstate Corp/The	21,325	2,013
Ally Financial Inc	29,800	807
American Express Co	44,934	4,841
American Financial Group Inc/OH	4,114	410
American International Group Inc	54,723	2,364
American National Insurance Co	822	121
Ameriprise Financial Inc	9,480	1,248
Annaly Capital Management Inc ‡	90,611	918
Aon PLC	14,944	2,563
Arch Capital Group Ltd *	26,700	872
Arthur J Gallagher & Co	11,904	956
Associated Banc-Corp	7,284	170
Assurant Inc	3,093	319
Assured Guaranty Ltd	8,400	351
Athene Holding Ltd, Cl A *	10,100	450
AXA Equitable Holdings Inc	10,600	203
Axis Capital Holdings Ltd	6,600	377
Bank of America Corp	579,563	16,854
Bank of Hawaii Corp	2,282	188
Bank of New York Mellon Corp/The	57,409	3,013
Bank OZK	6,400	210
BankUnited Inc	5,700	208
BB&T Corp	48,006	2,447
Berkshire Hathaway Inc, Cl B *	123,600	24,881

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BGC Partners Inc, Cl A	22,900	$140
BlackRock Inc, Cl A	7,585	3,362
BOK Financial Corp	2,475	224
Brighthouse Financial Inc *	7,728	299
Brown & Brown Inc	11,948	354
Capital One Financial Corp	29,725	2,484
Cboe Global Markets Inc	6,900	662
Charles Schwab Corp/The	75,685	3,482
Chimera Investment Corp ‡	8,380	155
Chubb Ltd	28,991	3,882
Cincinnati Financial Corp	9,886	858
CIT Group Inc	5,103	260
Citigroup Inc	156,304	10,000
Citizens Financial Group Inc	30,300	1,119
CME Group Inc, Cl A	22,370	4,069
CNA Financial Corp	3,100	134
Comerica Inc	9,353	815
Commerce Bancshares Inc/MO	7,259	457
Credit Acceptance Corp *(A)	800	352
Cullen/Frost Bankers Inc (A)	3,568	370
Discover Financial Services	20,389	1,460
E*TRADE Financial Corp	16,400	803
East West Bancorp Inc	9,000	491
Eaton Vance Corp	8,810	369
Erie Indemnity Co, Cl A	1,419	253
Evercore Inc, Cl A	3,100	285
Everest Re Group Ltd	2,900	656
FactSet Research Systems Inc (A)	2,000	470
Fidelity National Financial Inc	18,152	637
Fifth Third Bancorp	39,282	1,083
First American Financial Corp	6,900	350
First Citizens BancShares Inc/NC, Cl A	600	262
First Hawaiian Inc	8,000	216
First Horizon National Corp	21,756	340
First Republic Bank/CA	10,600	1,113
FNB Corp/PA	17,100	209
Franklin Resources Inc	18,749	611
Goldman Sachs Group Inc/The	22,075	4,342
Hanover Insurance Group Inc/The	2,493	296
Hartford Financial Services Group Inc/The	22,510	1,111
Huntington Bancshares Inc/OH	68,134	982
Interactive Brokers Group Inc, Cl A	5,600	309
Intercontinental Exchange Inc	35,100	2,708
Invesco Ltd	25,700	497
Jefferies Financial Group Inc	16,706	339
JPMorgan Chase & Co	209,834	21,898
KeyCorp	61,351	1,083
Lazard Ltd, Cl A (B)	6,900	258
Legg Mason Inc	7,781	228
Lincoln National Corp	13,688	856
Loews Corp	15,936	759
LPL Financial Holdings Inc	4,800	362

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
M&T Bank Corp	8,457	$1,464
Markel Corp *	900	904
MarketAxess Holdings Inc	2,500	610
Marsh & McLennan Cos Inc	31,765	2,955
Mercury General Corp	2,396	127
MetLife Inc	52,709	2,382
MFA Financial Inc ‡	33,700	245
Moody’s Corp	10,927	1,892
Morgan Stanley	79,178	3,324
Morningstar Inc	1,800	228
MSCI Inc, Cl A	5,600	1,034
Nasdaq Inc	7,000	641
Navient Corp	10,214	125
New Residential Investment Corp ‡	24,100	399
New York Community Bancorp Inc (A)	32,272	404
Northern Trust Corp	13,305	1,240
Old Republic International Corp	17,490	365
OneMain Holdings Inc, Cl A	4,700	155
PacWest Bancorp	8,200	336
People’s United Financial Inc	24,934	443
Pinnacle Financial Partners Inc	4,100	241
PNC Financial Services Group Inc/The	29,222	3,683
Popular Inc	5,853	330
Principal Financial Group Inc	16,308	858
Progressive Corp/The	35,980	2,623
Prosperity Bancshares Inc	3,900	290
Prudential Financial Inc	25,363	2,431
Raymond James Financial Inc	8,621	712
Regions Financial Corp	70,287	1,153
Reinsurance Group of America Inc, Cl A	3,999	578
RenaissanceRe Holdings Ltd	2,600	382
S&P Global Inc	15,756	3,157
Santander Consumer USA Holdings Inc	11,600	238
SEI Investments Co †	6,742	356
Signature Bank/New York NY	3,900	529
SLM Corp	25,914	286
Starwood Property Trust Inc ‡	14,100	316
State Street Corp	24,679	1,774
Sterling Bancorp/DE	17,100	348
SunTrust Banks Inc	29,446	1,910
SVB Financial Group *	3,200	791
Synchrony Financial	48,418	1,579
Synovus Financial Corp	7,896	313
T Rowe Price Group Inc	14,330	1,439
TCF Financial Corp	9,401	215
TD Ameritrade Holding Corp	17,345	977
Texas Capital Bancshares Inc *	3,800	232
TFS Financial Corp	6,200	106
Torchmark Corp	6,487	536
Travelers Cos Inc/The	16,375	2,176
Two Harbors Investment Corp ‡	15,900	221
Umpqua Holdings Corp	16,800	305

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unum Group	11,905	$445
US Bancorp	95,997	4,962
Voya Financial Inc (A)	9,600	485
Webster Financial Corp	5,600	322
Wells Fargo & Co	268,466	13,394
Western Alliance Bancorp *	7,100	328
White Mountains Insurance Group Ltd	279	262
Willis Towers Watson PLC	8,500	1,462
Wintrust Financial Corp	4,300	317
WR Berkley Corp	5,414	453
Zions Bancorp NA	11,002	562

		223,100

Health Care — 14.1%
Abbott Laboratories	109,237	8,479
AbbVie Inc	96,661	7,659
ABIOMED Inc *	2,800	937
Acadia Healthcare Co Inc *	7,100	187
Agilent Technologies Inc	19,464	1,546
Agios Pharmaceuticals Inc *(A)	3,700	240
Alexion Pharmaceuticals Inc *	14,000	1,895
Align Technology Inc *	5,200	1,347
Alkermes PLC *	9,200	306
Allergan PLC	21,316	2,935
Alnylam Pharmaceuticals Inc *	6,600	561
AmerisourceBergen Corp	10,724	893
Amgen Inc	40,658	7,728
Anthem Inc	16,531	4,971
Baxter International Inc	30,915	2,310
Becton Dickinson and Co	16,770	4,172
Biogen Inc *	12,700	4,166
BioMarin Pharmaceutical Inc *	11,300	1,054
Bio-Rad Laboratories Inc, Cl A *	1,300	352
Bio-Techne Corp	2,641	512
Bluebird Bio Inc *	3,800	590
Boston Scientific Corp *	86,639	3,476
Bristol-Myers Squibb Co	103,859	5,365
Bruker Corp	5,700	218
Cantel Medical Corp	2,800	206
Cardinal Health Inc	19,929	1,083
Catalent Inc *	10,200	441
Celgene Corp *	44,360	3,687
Centene Corp *	26,856	1,635
Cerner Corp *	20,396	1,141
Charles River Laboratories International Inc *	3,443	490
Chemed Corp	1,200	395
Cigna Corp	23,602	4,117
Cooper Cos Inc/The	3,004	859
Covetrus Inc *	3,907	140
CVS Health Corp	81,599	4,719
Danaher Corp	39,102	4,967

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DaVita Inc *	6,885	$392
DENTSPLY SIRONA Inc	12,166	508
DexCom Inc *	5,100	711
Edwards Lifesciences Corp *	13,828	2,341
Elanco Animal Health Inc *(A)	5,000	151
Eli Lilly & Co	59,961	7,572
Encompass Health Corp	7,500	474
Exact Sciences Corp *	7,000	637
Exelixis Inc *	22,300	499
Gilead Sciences Inc	82,334	5,353
HCA Healthcare Inc	17,000	2,364
Henry Schein Inc *	9,768	579
Hill-Rom Holdings Inc	4,124	437
Hologic Inc *	17,400	820
Humana Inc	8,575	2,444
ICU Medical Inc *	1,200	295
IDEXX Laboratories Inc *	5,604	1,183
Illumina Inc *	9,105	2,848
Incyte Corp *	11,800	1,018
Insulet Corp *(A)	4,500	423
Integra LifeSciences Holdings Corp *	5,600	309
Intuitive Surgical Inc *	7,071	3,872
Ionis Pharmaceuticals Inc *(A)	8,300	589
IQVIA Holdings Inc *	10,613	1,487
Jazz Pharmaceuticals PLC *	3,100	434
Johnson & Johnson	170,309	23,271
Laboratory Corp of America Holdings *	6,490	962
Masimo Corp *	3,500	459
McKesson Corp	13,066	1,661
MEDNAX Inc *	5,500	181
Medtronic PLC	86,326	7,813
Merck & Co Inc	166,743	13,555
Mettler-Toledo International Inc *	1,436	978
Molina Healthcare Inc *	3,400	458
Mylan NV *	32,919	869
Nektar Therapeutics, Cl A *	12,000	486
Neurocrine Biosciences Inc *	6,000	464
Penumbra Inc *(A)	2,400	321
PerkinElmer Inc	6,534	615
Perrigo Co PLC	9,300	453
Pfizer Inc	367,422	15,928
PRA Health Sciences Inc *	3,900	417
Premier Inc, Cl A *	5,000	183
QIAGEN NV *	16,040	616
Quest Diagnostics Inc	8,844	765
Regeneron Pharmaceuticals Inc *	4,900	2,111
ResMed Inc	9,182	941
Sage Therapeutics Inc *	2,400	382
Sarepta Therapeutics Inc *(A)	4,800	692
Seattle Genetics Inc *	6,700	498
STERIS PLC	6,000	726
Stryker Corp	21,604	4,073

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	2,840	$823
Thermo Fisher Scientific Inc	25,525	6,626
United Therapeutics Corp *	2,400	303
UnitedHealth Group Inc	60,520	14,659
Universal Health Services Inc, Cl B	5,076	705
Varian Medical Systems Inc *	5,630	756
Veeva Systems Inc, Cl A *	7,800	920
Vertex Pharmaceuticals Inc *	15,900	3,001
Waters Corp *	4,646	1,125
WellCare Health Plans Inc *	3,400	862
West Pharmaceutical Services Inc	4,700	492
Zimmer Biomet Holdings Inc	12,425	1,542
Zoetis Inc, Cl A	30,244	2,850

		238,061

Industrials — 9.9%
3M Co	36,333	7,535
Acuity Brands Inc	1,900	247
AECOM *	11,416	353
AGCO Corp	3,700	250
Air Lease Corp, Cl A	5,300	198
Alaska Air Group Inc	8,400	518
Allegion PLC	5,766	519
Allison Transmission Holdings Inc, Cl A	8,600	427
AMERCO	600	231
American Airlines Group Inc	27,500	980
AMETEK Inc	15,228	1,212
AO Smith Corp	10,300	535
Arconic Inc	32,167	595
Arcosa Inc	4,066	136
Armstrong World Industries Inc	1,600	117
Boeing Co/The	34,291	15,087
BWX Technologies Inc	7,150	374
Carlisle Cos Inc	3,566	439
Caterpillar Inc	36,288	4,984
CH Robinson Worldwide Inc	8,786	794
Cintas Corp	5,557	1,148
Clean Harbors Inc *	2,000	136
Colfax Corp *	8,100	214
Copa Holdings SA, Cl A	1,300	115
Copart Inc *	11,536	677
CoStar Group Inc *	2,300	1,052
Crane Co	2,600	220
CSX Corp	49,996	3,633
Cummins Inc	9,012	1,389
Curtiss-Wright Corp	3,400	419
Deere & Co	20,319	3,333
Delta Air Lines Inc	39,200	1,944
Donaldson Co Inc	8,844	456
Dover Corp	8,357	757
Eaton Corp PLC	26,916	2,147
Emerson Electric Co	38,910	2,652

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equifax Inc	6,956	$762
Expeditors International of Washington Inc	11,048	828
Fastenal Co	17,124	1,078
FedEx Corp	15,244	2,759
Flowserve Corp	8,100	360
Fluor Corp	10,208	384
Fortive Corp	19,153	1,562
Fortune Brands Home & Security Inc	8,420	397
Gardner Denver Holdings Inc *	5,600	150
General Dynamics Corp	16,272	2,770
General Electric Co	547,006	5,683
Genesee & Wyoming Inc, Cl A *	4,200	344
Graco Inc	11,472	539
Harris Corp	7,154	1,180
HD Supply Holdings Inc *	11,700	503
HEICO Corp	2,210	207
HEICO Corp, Cl A	5,421	434
Hexcel Corp	5,600	404
Honeywell International Inc	47,490	7,317
Hubbell Inc, Cl B	3,792	448
Huntington Ingalls Industries Inc	2,437	510
IDEX Corp	4,293	619
IHS Markit Ltd *	24,700	1,313
Illinois Tool Works Inc	20,680	2,980
Ingersoll-Rand PLC	16,000	1,689
ITT Inc	5,051	292
Jacobs Engineering Group Inc	7,984	589
JB Hunt Transport Services Inc	4,852	522
JetBlue Airways Corp *	22,200	371
Johnson Controls International PLC	60,966	2,150
Kansas City Southern	6,200	674
KAR Auction Services Inc	9,900	467
Kirby Corp *	3,500	260
Knight-Swift Transportation Holdings Inc, Cl A (A)	9,900	333
L3 Technologies Inc	4,677	990
Landstar System Inc	2,365	257
Lennox International Inc	2,300	564
Lincoln Electric Holdings Inc	3,800	328
Lockheed Martin Corp	15,673	4,849
Macquarie Infrastructure Corp	4,500	184
ManpowerGroup Inc	2,984	251
Masco Corp	20,479	769
Middleby Corp/The *(A)	4,100	503
MSC Industrial Direct Co Inc, Cl A	2,720	230
Nielsen Holdings PLC	23,700	621
Nordson Corp	3,100	421
Norfolk Southern Corp	17,733	3,180
Northrop Grumman Corp	10,078	2,922
nVent Electric PLC	7,173	197
Old Dominion Freight Line Inc	4,200	633
Oshkosh Corp	4,359	339

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens Corning	7,900	$394
PACCAR Inc	20,770	1,408
Parker-Hannifin Corp	8,004	1,410
Pentair PLC	8,873	377
Quanta Services Inc	10,700	381
Raytheon Co	18,068	3,370
Regal Beloit Corp	2,500	209
Republic Services Inc, Cl A	14,042	1,101
Resideo Technologies Inc *	8,898	229
Robert Half International Inc	7,376	503
Rockwell Automation Inc (A)	7,904	1,411
Rollins Inc	9,225	366
Roper Technologies Inc	6,700	2,168
Ryder System Inc	2,706	168
Sensata Technologies Holding PLC *	10,100	512
Snap-on Inc (A)	3,791	607
Southwest Airlines Co	33,920	1,901
Spirit AeroSystems Holdings Inc, Cl A	6,600	652
Stanley Black & Decker Inc	9,993	1,323
Stericycle Inc *	6,326	282
Teledyne Technologies Inc *	2,400	567
Terex Corp	5,148	173
Textron Inc	16,522	897
Timken Co/The	3,769	164
Toro Co/The	6,340	435
TransDigm Group Inc *	3,093	1,343
TransUnion	12,800	826
Trinity Industries Inc	12,200	286
Union Pacific Corp	47,232	7,921
United Continental Holdings Inc *	14,800	1,300
United Parcel Service Inc, Cl B	43,641	4,809
United Rentals Inc *	5,300	713
United Technologies Corp	51,578	6,482
Univar Inc *	10,400	235
USG Corp *	3,900	168
Valmont Industries Inc	800	109
Verisk Analytics Inc, Cl A	10,400	1,315
WABCO Holdings Inc *	2,624	361
Wabtec Corp (A)	8,938	655
Waste Management Inc	26,594	2,693
Watsco Inc	1,900	273
Welbilt Inc *	13,500	216
WESCO International Inc *	2,500	136
WW Grainger Inc	2,987	910
XPO Logistics Inc *	8,700	438
Xylem Inc/NY	11,502	869

		167,005

Information Technology — 20.7%
2U Inc *(A)	4,100	302
Accenture PLC, Cl A	40,900	6,600
Activision Blizzard Inc	46,156	1,945

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Inc *	31,402	$8,243
Advanced Micro Devices Inc *(A)	56,800	1,337
Akamai Technologies Inc *	10,118	705
Alliance Data Systems Corp	3,312	573
Amdocs Ltd	8,500	472
Amphenol Corp, Cl A	19,384	1,822
Analog Devices Inc	22,879	2,447
ANSYS Inc *	4,900	869
Apple Inc	301,925	52,278
Applied Materials Inc	61,255	2,349
Arista Networks Inc *	3,700	1,055
ARRIS International PLC *	11,000	348
Arrow Electronics Inc *	6,189	493
Aspen Technology Inc *	3,800	383
Atlassian Corp PLC, Cl A *	5,500	591
Autodesk Inc *	13,437	2,190
Automatic Data Processing Inc	27,792	4,253
Avnet Inc	7,710	335
Black Knight Inc *	10,000	522
Booz Allen Hamilton Holding Corp, Cl A	8,600	455
Broadcom Inc	26,232	7,223
Broadridge Financial Solutions Inc	7,473	757
Cadence Design Systems Inc *	16,263	931
CDK Global Inc	7,597	441
CDW Corp/DE	10,000	939
Cisco Systems Inc	287,127	14,865
Citrix Systems Inc	7,787	822
Cognex Corp (A)	11,800	630
Cognizant Technology Solutions Corp, Cl A	36,476	2,589
Coherent Inc *	1,800	240
CommScope Holding Co Inc *	13,300	310
Conduent Inc *	14,439	211
CoreLogic Inc/United States *	4,584	168
Corning Inc	48,358	1,683
Cypress Semiconductor Corp	17,300	267
Dell Technologies Inc, Cl C *	9,142	510
DocuSign Inc, Cl A *	5,100	281
Dolby Laboratories Inc, Cl A	2,643	171
DXC Technology Co	16,636	1,096
EchoStar Corp, Cl A *	4,932	190
Electronic Arts Inc *	19,465	1,864
EPAM Systems Inc *	2,800	453
Euronet Worldwide Inc *	3,500	470
F5 Networks Inc *	3,938	662
Fair Isaac Corp *	1,500	372
Fidelity National Information Services Inc	20,290	2,194
FireEye Inc *	15,800	265
First Data Corp, Cl A *	36,300	913
First Solar Inc *	5,100	268
Fiserv Inc *	24,776	2,098
FleetCor Technologies Inc *	5,900	1,376
FLIR Systems Inc	9,400	484

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortinet Inc *	9,000	$781
Gartner Inc *	5,100	726
Genpact Ltd	9,000	299
Global Payments Inc	10,068	1,313
GoDaddy Inc, Cl A *	10,800	806
Guidewire Software Inc *	5,800	532
Hewlett Packard Enterprise Co	96,270	1,577
HP Inc	97,270	1,919
Intel Corp	289,358	15,324
International Business Machines Corp	58,598	8,094
Intuit Inc	15,352	3,794
IPG Photonics Corp *	2,700	419
Jabil Inc	10,374	295
Jack Henry & Associates Inc	5,300	703
Juniper Networks Inc	22,525	610
Keysight Technologies Inc *	10,932	923
KLA-Tencor Corp	10,309	1,191
Lam Research Corp	9,552	1,682
Leidos Holdings Inc	10,173	657
Littelfuse Inc	1,900	367
LogMeIn Inc	3,500	278
Manhattan Associates Inc *	4,700	257
Marvell Technology Group Ltd	35,202	702
Mastercard Inc, Cl A	58,800	13,216
Maxim Integrated Products Inc	18,000	980
Microchip Technology Inc (A)	14,715	1,278
Micron Technology Inc *	70,816	2,895
Microsoft Corp	481,800	53,976
MKS Instruments Inc	4,200	348
Monolithic Power Systems Inc	3,100	416
Motorola Solutions Inc	10,514	1,505
National Instruments Corp	6,604	309
NCR Corp *	5,189	145
NetApp Inc	15,455	1,008
Nuance Communications Inc *	21,700	364
Nutanix Inc, Cl A *	8,200	411
NVIDIA Corp	36,956	5,701
NXP Semiconductors NV	22,700	2,073
Okta Inc, Cl A *	4,500	382
ON Semiconductor Corp *	30,100	647
Oracle Corp	162,620	8,477
Palo Alto Networks Inc *	5,500	1,354
Paychex Inc	19,407	1,495
Paycom Software Inc *	2,700	491
PayPal Holdings Inc *	75,711	7,425
Pegasystems Inc	2,900	191
Proofpoint Inc *	3,900	461
PTC Inc *	8,300	770
Pure Storage Inc, Cl A *	12,600	258
Qorvo Inc *	7,800	547
QUALCOMM Inc	76,559	4,087
RealPage Inc *	5,400	331

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Hat Inc *	11,727	$2,141
RingCentral Inc, Cl A *	5,100	537
Sabre Corp	20,400	458
salesforce.com Inc *	45,852	7,504
ServiceNow Inc *	11,000	2,634
Skyworks Solutions Inc	10,400	849
Splunk Inc *	8,800	1,196
Square Inc, Cl A *	19,700	1,600
SS&C Technologies Holdings Inc	11,800	727
Symantec Corp	40,648	914
Synopsys Inc *	10,182	1,035
Tableau Software Inc, Cl A *	4,200	554
Teradata Corp *	7,889	382
Teradyne Inc	10,463	427
Texas Instruments Inc	61,208	6,475
Total System Services Inc	12,191	1,151
Trimble Inc *	15,728	629
Twilio Inc, Cl A *(A)	5,500	669
Tyler Technologies Inc *	2,800	573
Ubiquiti Networks Inc (A)	1,200	173
Ultimate Software Group Inc/The *	1,900	630
Universal Display Corp (A)	3,100	463
VeriSign Inc *	6,885	1,226
Versum Materials Inc	5,047	247
Visa Inc, Cl A	111,600	16,530
VMware Inc, Cl A *	4,500	773
Western Digital Corp	18,896	950
Western Union Co/The	27,128	485
WEX Inc *	2,600	463
Workday Inc, Cl A *	9,500	1,880
Worldpay Inc, Cl A *	19,653	1,883
Xerox Corp	12,399	383
Xilinx Inc	16,657	2,087
Zebra Technologies Corp, Cl A *	3,425	687
Zendesk Inc *	5,700	450

		350,865

Materials — 2.9%
Air Products & Chemicals Inc	13,594	2,463
Albemarle Corp (A)	7,273	664
Alcoa Corp *	9,188	271
AptarGroup Inc	4,700	478
Ashland Global Holdings Inc	4,776	370
Avery Dennison Corp	4,710	509
Axalta Coating Systems Ltd *	14,700	393
Ball Corp	21,600	1,183
Bemis Co Inc	6,374	337
Berry Global Group Inc *	8,500	446
Cabot Corp	4,273	200
Celanese Corp, Cl A	8,583	878
CF Industries Holdings Inc	15,530	655
Chemours Co/The	12,700	483

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Holdings Inc *	9,651	$524
Domtar Corp	2,300	117
DowDuPont Inc	146,629	7,805
Eagle Materials Inc	2,100	161
Eastman Chemical Co	9,228	763
Ecolab Inc	15,908	2,687
Element Solutions Inc *	16,800	189
FMC Corp	7,620	682
Freeport-McMoRan Inc, Cl B	94,024	1,213
Graphic Packaging Holding Co	26,100	318
Huntsman Corp	15,729	390
International Flavors & Fragrances Inc	6,291	802
International Paper Co	27,655	1,267
Linde PLC	35,025	6,068
LyondellBasell Industries NV, Cl A	20,700	1,770
Martin Marietta Materials Inc	4,063	763
Mosaic Co/The	22,478	703
NewMarket Corp	300	132
Newmont Mining Corp	34,833	1,188
Nucor Corp	21,390	1,296
Olin Corp	12,700	328
Owens-Illinois Inc	8,891	177
Packaging Corp of America	5,499	526
PPG Industries Inc	14,846	1,662
Reliance Steel & Aluminum Co	4,800	428
Royal Gold Inc	4,300	380
RPM International Inc	8,169	473
Scotts Miracle-Gro Co/The, Cl A (A)	3,206	263
Sealed Air Corp	8,568	374
Sherwin-Williams Co/The	5,137	2,225
Silgan Holdings Inc	3,808	108
Sonoco Products Co	5,746	333
Southern Copper Corp	5,768	205
Steel Dynamics Inc	11,900	444
United States Steel Corp	7,983	179
Valvoline Inc	11,204	210
Vulcan Materials Co	8,457	943
Westlake Chemical Corp	2,000	140
Westrock Co	17,645	660
WR Grace & Co	4,300	334

		48,560

Real Estate — 3.6%
Alexandria Real Estate Equities Inc ‡	6,200	842
American Campus Communities Inc ‡	8,000	360
American Homes 4 Rent, Cl A ‡	17,200	376
American Tower Corp, Cl A ‡	27,822	4,901
Apartment Investment & Management Co, Cl A	9,696	474
Apple Hospitality Inc ‡	16,700	275
AvalonBay Communities Inc ‡	9,041	1,760
Boston Properties Inc ‡	9,684	1,285

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brandywine Realty Trust ‡	15,500	$244
Brixmor Property Group Inc ‡	17,300	302
Brookfield Property REIT Inc, Cl A ‡	6,465	127
Camden Property Trust ‡	6,047	593
CBRE Group Inc, Cl A *	19,817	986
Colony Capital Inc ‡	21,023	117
Columbia Property Trust Inc ‡	4,000	86
CoreSite Realty Corp ‡	2,100	215
Corporate Office Properties Trust ‡	9,800	255
Crown Castle International Corp ‡	25,996	3,087
CubeSmart ‡	10,700	328
CyrusOne Inc ‡	6,900	344
Digital Realty Trust Inc ‡	13,396	1,515
Douglas Emmett Inc ‡	9,200	355
Duke Realty Corp ‡	20,309	600
Empire State Realty Trust Inc, Cl A ‡	12,600	192
EPR Properties ‡	4,500	331
Equinix Inc	4,942	2,093
Equity Commonwealth *‡	5,325	174
Equity LifeStyle Properties Inc ‡	4,700	511
Equity Residential ‡	23,577	1,737
Essex Property Trust Inc ‡	4,454	1,246
Extra Space Storage Inc ‡	7,500	719
Federal Realty Investment Trust ‡	5,196	694
Gaming and Leisure Properties Inc ‡	12,491	454
HCP Inc ‡	31,674	975
Healthcare Trust of America Inc, Cl A ‡	11,800	336
Highwoods Properties Inc ‡	5,400	250
Hospitality Properties Trust ‡	9,166	248
Host Hotels & Resorts Inc ‡	46,040	903
Howard Hughes Corp/The *	2,773	309
Hudson Pacific Properties Inc ‡	12,000	399
Invitation Homes Inc ‡	19,600	451
Iron Mountain Inc ‡	19,503	691
JBG SMITH Properties ‡	8,518	343
Jones Lang LaSalle Inc	3,300	545
Kilroy Realty Corp ‡	5,200	383
Kimco Realty Corp ‡	22,344	393
Lamar Advertising Co, Cl A ‡	6,440	500
Liberty Property Trust ‡	9,206	436
Life Storage Inc ‡	3,300	322
Macerich Co/The ‡	10,611	463
Medical Properties Trust Inc ‡	20,800	379
Mid-America Apartment Communities Inc ‡	6,950	720
National Retail Properties Inc ‡	9,300	484
Omega Healthcare Investors Inc ‡(A)	11,700	420
Outfront Media Inc ‡	12,680	284
Paramount Group Inc ‡	18,400	264
Park Hotels & Resorts Inc ‡	14,488	453
Prologis Inc ‡	39,130	2,741
Public Storage ‡	9,068	1,918
Rayonier Inc ‡	7,504	221

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Realogy Holdings Corp (A)	6,900	$94
Realty Income Corp ‡	19,300	1,335
Regency Centers Corp ‡	9,658	630
Retail Properties of America Inc, Cl A	14,900	186
Retail Value Inc	1,581	49
SBA Communications Corp, Cl A *‡	7,300	1,318
Senior Housing Properties Trust ‡	12,300	159
Simon Property Group Inc ‡	19,381	3,511
SITE Centers Corp ‡	15,400	206
SL Green Realty Corp ‡	5,768	523
Spirit Realty Capital Inc	4,120	159
STORE Capital Corp ‡	14,800	481
Sun Communities Inc ‡	6,100	693
Taubman Centers Inc ‡	3,300	176
UDR Inc ‡	15,193	675
Uniti Group Inc ‡	12,529	121
Ventas Inc ‡	23,192	1,455
VEREIT Inc ‡	68,100	543
VICI Properties Inc	25,200	537
Vornado Realty Trust ‡	9,936	669
Weingarten Realty Investors ‡	6,767	195
Welltower Inc ‡	24,483	1,819
Weyerhaeuser Co ‡	48,846	1,216
WP Carey Inc ‡(A)	11,000	813

		60,972

Utilities — 3.1%
AES Corp/VA	37,624	648
Alliant Energy Corp	16,352	750
Ameren Corp	15,790	1,125
American Electric Power Co Inc	30,350	2,463
American Water Works Co Inc	11,800	1,199
Aqua America Inc	12,046	433
Atmos Energy Corp	6,591	651
Avangrid Inc (A)	3,094	150
CenterPoint Energy Inc	34,715	1,046
CMS Energy Corp	17,742	965
Consolidated Edison Inc	20,516	1,692
Dominion Energy Inc	49,270	3,650
DTE Energy Co	11,864	1,466
Duke Energy Corp	45,016	4,036
Edison International	21,479	1,286
Entergy Corp	10,598	989
Evergy Inc	17,849	998
Eversource Energy	20,708	1,446
Exelon Corp	60,476	2,939
FirstEnergy Corp	31,327	1,277
Hawaiian Electric Industries Inc	7,546	289
MDU Resources Group Inc	15,621	413
National Fuel Gas Co (A)	4,789	288
NextEra Energy Inc	30,273	5,683
NiSource Inc	23,521	635

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	18,700	$779
OGE Energy Corp	13,436	571
PG&E Corp *	36,018	613
Pinnacle West Capital Corp	6,992	655
PPL Corp	43,826	1,410
Public Service Enterprise Group Inc	30,952	1,820
Sempra Energy	18,023	2,171
Southern Co/The	64,703	3,215
UGI Corp	11,725	644
Vistra Energy Corp	25,100	654
WEC Energy Group Inc	20,557	1,568
Xcel Energy Inc	33,481	1,837

		52,454

Total Common Stock (Cost $636,206) ($ Thousands)		1,659,581

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
2.549%, 06/20/2019 (C)	$1,400	1,390

Total U.S. Treasury Obligation (Cost $1,389) ($ Thousands)		1,390

	Shares

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
2.470% **†(D)	26,536,157	26,533

Total Affiliated Partnership (Cost $26,536) ($ Thousands)		26,533

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	26,638,535	26,639
Total Cash Equivalent (Cost $26,639) ($ Thousands)		26,639

Total Investments in Securities — 101.4%
(Cost $690,770) ($ Thousands)		$1,714,143

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Large Cap Index Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional Amount	Value	Appreciation
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	203	Mar-2019	$26,433	$28,265	$1,832
S&P Mid Cap 400 Index E-MINI	15	Mar-2019	2,625	2,866	241

			$29,058	$31,131	$2,073

Percentages are based on Net Assets of $1,690,103 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019 . The total market value of securities on loan at February 28, 2019 was $25,830 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2019, such securities amounted to $258 ($ Thousands), or 0.0% of the net assets of the Fund.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $26,533 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,659,581	$–	$–	$1,659,581
U.S. Treasury Obligation	–	1,390	–	1,390
Affiliated Partnership	–	26,533	–	26,533
Cash Equivalent	26,639	–	–	26,639

Total Investments in Securities	$1,686,220	$27,923	$–	$1,714,143

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,073	$—	$—	$2,073

Total Other Financial Instruments	$2,073	$—	$—	$2,073

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Investment Co.	$ 641	$ —	$ (175)	$105	$(215)	$ 356	$ 6
SEI Liquidity Fund, L.P.	44,400	116,286	(134,151)	—	(2)	26,533	96
SEI Daily Income Trust, Government Fund, CI F	11,571	200,346	(185,278)	—	—	26,639	278

Totals	$56,612	$316,632	$(319,604)	$105	$(217)	$53,528	$380

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 8.7%
Alphabet Inc, Cl A *	48,941	$55,134
Alphabet Inc, Cl C *	50,363	56,402
AT&T Inc	1,190,191	37,039
CenturyLink Inc	154,174	2,033
Charter Communications Inc, Cl A *	29,000	10,002
Discovery Inc, Cl A *(A)	24,700	714
Discovery Inc, Cl C *	59,845	1,631
DISH Network Corp, Cl A *	39,000	1,268
Facebook Inc, Cl A *	393,178	63,479
Netflix Inc *	71,279	25,525
News Corp	23,200	309
News Corp, Cl A	62,283	811
Omnicom Group Inc (A)	36,700	2,778
Take-Two Interactive Software Inc *	19,100	1,667
TripAdvisor Inc *(A)	17,795	946
Twenty-First Century Fox Inc, Cl A	174,774	8,814
Twenty-First Century Fox Inc, Cl B	79,900	4,008
Twitter Inc *	118,200	3,638
Verizon Communications Inc	675,752	38,464
Viacom Inc, Cl B	56,700	1,657
Walt Disney Co/The	244,283	27,565

		343,884

Consumer Discretionary — 10.5%
Advance Auto Parts Inc	12,000	1,941
Amazon.com Inc *	67,260	110,295
AutoZone Inc *	4,145	3,892
Best Buy Co Inc	39,187	2,698
Booking Holdings Inc *	7,584	12,870
BorgWarner Inc	34,800	1,413
Capri Holdings Ltd *	24,000	1,094
CarMax Inc *(A)	29,600	1,838
Carnival Corp, Cl A	65,800	3,801
CBS Corp, Cl B	55,137	2,768
Chipotle Mexican Grill Inc, Cl A *	4,020	2,442
Comcast Corp, Cl A	745,048	28,811
Darden Restaurants Inc	20,795	2,331
Delphi Automotive PLC *	43,000	3,574
Dollar General Corp	43,700	5,177
Dollar Tree Inc *	38,969	3,754
DR Horton Inc	57,491	2,236
eBay Inc	150,383	5,587
Expedia Group Inc (A)	19,995	2,466
Foot Locker Inc	18,400	1,095
Ford Motor Co	646,543	5,670
Gap Inc/The (A)	36,800	935
Garmin Ltd	18,895	1,587
General Motors Co	216,987	8,567
Genuine Parts Co	24,600	2,676
H&R Block Inc	33,591	811
Hanesbrands Inc (A)	57,600	1,071

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harley-Davidson Inc	28,300	$1,050
Hasbro Inc	19,895	1,689
Hilton Worldwide Holdings Inc	48,700	4,047
Home Depot Inc/The	184,687	34,193
Interpublic Group of Cos Inc/The	65,800	1,515
Kohl’s Corp	27,091	1,829
L Brands Inc	38,200	999
Leggett & Platt Inc (A)	20,695	940
Lennar Corp, Cl A	47,191	2,264
LKQ Corp *	53,100	1,471
Lowe’s Cos Inc	131,387	13,807
Macy’s Inc	53,000	1,314
Marriott International Inc/MD, Cl A	46,036	5,767
Mattel Inc *(A)	54,387	784
McDonald’s Corp	125,887	23,143
MGM Resorts International	82,400	2,204
Mohawk Industries Inc *	10,300	1,402
Newell Brands Inc (A)	73,490	1,193
NIKE Inc, Cl B	208,982	17,916
Nordstrom Inc	19,895	941
Norwegian Cruise Line Holdings Ltd *	35,100	1,949
O’Reilly Automotive Inc *	13,200	4,910
PulteGroup Inc	42,083	1,136
PVH Corp	12,300	1,413
Ralph Lauren Corp, Cl A	8,695	1,088
Ross Stores Inc	61,400	5,823
Royal Caribbean Cruises Ltd	28,000	3,317
Starbucks Corp	203,082	14,269
Tapestry Inc	48,791	1,705
Target Corp	86,091	6,254
Tiffany & Co	18,095	1,720
TJX Cos Inc/The	201,282	10,324
Tractor Supply Co	20,700	1,974
Ulta Beauty Inc *	9,000	2,812
Under Armour Inc, Cl A *(A)	29,195	658
Under Armour Inc, Cl C *(A)	34,832	699
VF Corp	53,591	4,682
Whirlpool Corp	10,300	1,458
Wynn Resorts Ltd	15,600	1,974
Yum! Brands Inc	51,800	4,895

		412,928

Consumer Staples — 6.9%
Altria Group Inc	307,683	16,126
Archer-Daniels-Midland Co	93,491	3,973
Brown-Forman Corp, Cl B	27,190	1,346
Campbell Soup Co (A)	33,591	1,210
Church & Dwight Co Inc	41,400	2,724
Clorox Co/The	21,400	3,382
Coca-Cola Co/The	628,557	28,499
Colgate-Palmolive Co	140,991	9,287
Conagra Brands Inc	79,787	1,865

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	26,800	$4,533
Costco Wholesale Corp	71,700	15,684
Coty Inc, Cl A (A)	78,683	865
Estee Lauder Cos Inc/The, Cl A	36,100	5,665
General Mills Inc	97,896	4,614
Hershey Co/The	22,900	2,534
Hormel Foods Corp (A)	42,992	1,864
JM Smucker Co/The	18,995	2,012
Kellogg Co	42,600	2,397
Kimberly-Clark Corp	57,196	6,682
Kraft Heinz Co/The	102,491	3,402
Kroger Co/The	130,882	3,839
Lamb Weston Holdings Inc	24,700	1,712
McCormick & Co Inc/MD	19,895	2,705
Molson Coors Brewing Co, Cl B	30,095	1,856
Mondelez International Inc, Cl A	236,578	11,157
Monster Beverage Corp *	65,231	4,164
PepsiCo Inc	230,678	26,675
Philip Morris International Inc	253,878	22,072
Procter & Gamble Co/The	407,467	40,156
Sysco Corp	78,800	5,323
Tyson Foods Inc, Cl A	48,187	2,971
Walgreens Boots Alliance Inc	130,687	9,304
Walmart Inc	232,483	23,013

		273,611

Energy — 5.2%
Anadarko Petroleum Corp	82,895	3,606
Apache Corp	61,500	2,041
Baker Hughes a GE Co, Cl A	86,900	2,292
Cabot Oil & Gas Corp, Cl A	70,187	1,728
Chevron Corp	312,478	37,366
Cimarex Energy Co	16,396	1,179
Concho Resources Inc	32,900	3,619
ConocoPhillips	188,283	12,775
Devon Energy Corp	77,500	2,287
Diamondback Energy Inc	25,600	2,635
EOG Resources Inc	94,191	8,854
Exxon Mobil Corp	692,800	54,752
Halliburton Co	144,291	4,428
Helmerich & Payne Inc	17,795	964
Hess Corp	40,600	2,349
HollyFrontier Corp	25,700	1,316
Kinder Morgan Inc/DE	313,083	5,999
Marathon Oil Corp	136,500	2,266
Marathon Petroleum Corp	114,111	7,076
National Oilwell Varco Inc	64,400	1,812
Noble Energy Inc	81,400	1,803
Occidental Petroleum Corp	124,295	8,222
ONEOK Inc	67,491	4,337
Phillips 66	69,996	6,745
Pioneer Natural Resources Co	27,396	3,861

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd	225,166	$9,921
TechnipFMC PLC	68,900	1,536
Valero Energy Corp	68,600	5,595
Williams Cos Inc/The	199,596	5,327

		206,691

Financials — 12.9%
Affiliated Managers Group Inc	8,300	910
Aflac Inc	123,182	6,053
Allstate Corp/The	56,800	5,361
American Express Co	114,487	12,335
American International Group Inc	146,778	6,341
Ameriprise Financial Inc	22,800	3,001
Aon PLC	39,000	6,690
Arthur J Gallagher & Co	30,600	2,457
Assurant Inc	8,895	916
Bank of America Corp	1,493,083	43,419
Bank of New York Mellon Corp/The	149,987	7,871
BB&T Corp	124,791	6,361
Berkshire Hathaway Inc, Cl B *	318,428	64,100
BlackRock Inc, Cl A	19,796	8,774
Brighthouse Financial Inc *(A)	18,680	723
Capital One Financial Corp	77,896	6,511
Cboe Global Markets Inc	18,700	1,794
Charles Schwab Corp/The	195,291	8,985
Chubb Ltd	74,947	10,035
Cincinnati Financial Corp	24,296	2,109
Citigroup Inc	398,957	25,525
Citizens Financial Group Inc	76,600	2,830
CME Group Inc, Cl A	58,195	10,586
Comerica Inc	26,291	2,290
Discover Financial Services	54,000	3,867
E*TRADE Financial Corp	41,891	2,052
Everest Re Group Ltd	6,500	1,470
Fifth Third Bancorp	107,500	2,965
First Republic Bank/CA	27,400	2,876
Franklin Resources Inc	48,095	1,568
Goldman Sachs Group Inc/The	56,491	11,112
Hartford Financial Services Group Inc/The	58,200	2,873
Huntington Bancshares Inc/OH	173,561	2,501
Intercontinental Exchange Inc	93,600	7,221
Invesco Ltd	66,000	1,277
Jefferies Financial Group Inc	42,187	855
JPMorgan Chase & Co	544,257	56,799
KeyCorp	169,600	2,995
Lincoln National Corp	35,000	2,188
Loews Corp	46,187	2,199
M&T Bank Corp	23,223	4,019
Marsh & McLennan Cos Inc	81,691	7,599
MetLife Inc	162,087	7,325
Moody’s Corp	27,000	4,674
Morgan Stanley	215,400	9,043

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	14,400	$2,660
Nasdaq Inc	19,200	1,758
Northern Trust Corp	36,396	3,392
People’s United Financial Inc	60,500	1,074
PNC Financial Services Group Inc/The	75,991	9,576
Principal Financial Group Inc	43,391	2,284
Progressive Corp/The	96,283	7,019
Prudential Financial Inc	67,800	6,499
Raymond James Financial Inc	21,100	1,742
Regions Financial Corp	171,900	2,819
S&P Global Inc	41,500	8,315
State Street Corp	62,300	4,478
SunTrust Banks Inc	74,600	4,839
SVB Financial Group *	9,000	2,224
Synchrony Financial	110,521	3,604
T Rowe Price Group Inc	39,600	3,977
Torchmark Corp	16,546	1,366
Travelers Cos Inc/The	43,996	5,848
Unum Group	36,391	1,360
US Bancorp	248,483	12,844
Wells Fargo & Co (A)	692,748	34,561
Willis Towers Watson PLC	21,345	3,672
Zions Bancorp NA	32,300	1,651

		511,017

Health Care — 14.4%
Abbott Laboratories	286,848	22,265
AbbVie Inc	245,578	19,460
ABIOMED Inc *	7,300	2,442
Agilent Technologies Inc	52,391	4,162
Alexion Pharmaceuticals Inc *	36,100	4,885
Align Technology Inc *	11,800	3,056
Allergan PLC	51,599	7,106
AmerisourceBergen Corp	25,896	2,157
Amgen Inc	104,691	19,900
Anthem Inc	42,096	12,660
Baxter International Inc	81,629	6,100
Becton Dickinson and Co	43,639	10,857
Biogen Inc *	32,800	10,759
Boston Scientific Corp *	228,700	9,175
Bristol-Myers Squibb Co	266,983	13,792
Cardinal Health Inc	49,096	2,668
Celgene Corp *	113,787	9,458
Centene Corp *	67,600	4,116
Cerner Corp *	54,900	3,072
Cigna Corp	62,207	10,851
Cooper Cos Inc/The	7,900	2,259
CVS Health Corp	211,557	12,234
Danaher Corp	100,500	12,765
DaVita Inc *	21,395	1,217
DENTSPLY SIRONA Inc	36,891	1,541
Edwards Lifesciences Corp *	34,500	5,840

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly & Co	154,791	$19,549
Gilead Sciences Inc	211,678	13,763
HCA Healthcare Inc	44,295	6,159
Henry Schein Inc *	25,600	1,518
Hologic Inc *	45,500	2,145
Humana Inc	22,296	6,355
IDEXX Laboratories Inc *	14,100	2,976
Illumina Inc *	24,300	7,600
Incyte Corp *	29,300	2,527
Intuitive Surgical Inc *	18,600	10,186
IQVIA Holdings Inc *	26,200	3,671
Johnson & Johnson	438,970	59,981
Laboratory Corp of America Holdings *	16,600	2,461
McKesson Corp	32,400	4,120
Medtronic PLC	219,261	19,843
Merck & Co Inc	426,870	34,700
Mettler-Toledo International Inc *	4,200	2,860
Mylan NV *	85,796	2,264
Nektar Therapeutics, Cl A *	28,100	1,139
PerkinElmer Inc	18,900	1,780
Perrigo Co PLC	21,296	1,037
Pfizer Inc	945,435	40,985
Quest Diagnostics Inc	22,200	1,921
Regeneron Pharmaceuticals Inc *	12,700	5,470
ResMed Inc	23,200	2,376
Stryker Corp	51,296	9,670
Teleflex Inc	7,700	2,232
Thermo Fisher Scientific Inc	66,091	17,155
UnitedHealth Group Inc	157,387	38,122
Universal Health Services Inc, Cl B	13,900	1,930
Varian Medical Systems Inc *	14,795	1,988
Vertex Pharmaceuticals Inc *	42,200	7,965
Waters Corp *	12,400	3,004
WellCare Health Plans Inc *	8,100	2,054
Zimmer Biomet Holdings Inc	33,495	4,157
Zoetis Inc, Cl A	78,200	7,369

		567,829

Industrials — 9.5%
3M Co	95,091	19,721
Alaska Air Group Inc	21,000	1,296
Allegion PLC	16,196	1,457
American Airlines Group Inc	66,791	2,380
AMETEK Inc	37,900	3,016
AO Smith Corp	23,100	1,200
Arconic Inc	73,966	1,368
Boeing Co/The	86,391	38,009
Caterpillar Inc	96,491	13,252
CH Robinson Worldwide Inc	23,195	2,096
Cintas Corp	14,495	2,995
Copart Inc *	34,100	2,001
CSX Corp	130,378	9,475

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins Inc	24,496	$3,775
Deere & Co	53,196	8,726
Delta Air Lines Inc	103,487	5,131
Dover Corp	23,800	2,155
Eaton Corp PLC	71,295	5,687
Emerson Electric Co	103,191	7,032
Equifax Inc	20,195	2,211
Expeditors International of Washington Inc	27,991	2,098
Fastenal Co	45,991	2,895
FedEx Corp	40,000	7,240
Flowserve Corp	22,100	981
Fluor Corp	24,000	902
Fortive Corp	48,725	3,974
Fortune Brands Home & Security Inc	23,300	1,098
General Dynamics Corp	45,996	7,829
General Electric Co	1,423,888	14,794
Harris Corp	18,900	3,117
Honeywell International Inc	121,587	18,733
Huntington Ingalls Industries Inc	6,900	1,445
IHS Markit Ltd *	58,700	3,121
Illinois Tool Works Inc	50,195	7,232
Ingersoll-Rand PLC	40,296	4,254
Jacobs Engineering Group Inc	18,596	1,372
JB Hunt Transport Services Inc	14,100	1,518
Johnson Controls International PLC	152,246	5,370
Kansas City Southern	16,500	1,792
L3 Technologies Inc	13,200	2,795
Lockheed Martin Corp	40,456	12,517
Masco Corp	49,600	1,863
Nielsen Holdings PLC	60,700	1,590
Norfolk Southern Corp	44,796	8,032
Northrop Grumman Corp	28,696	8,321
PACCAR Inc	57,400	3,892
Parker-Hannifin Corp	21,700	3,823
Pentair PLC	25,600	1,089
Quanta Services Inc	25,800	919
Raytheon Co	46,395	8,653
Republic Services Inc, Cl A	36,600	2,870
Robert Half International Inc	19,695	1,343
Rockwell Automation Inc (A)	19,896	3,553
Rollins Inc	25,500	1,011
Roper Technologies Inc	17,000	5,502
Snap-on Inc (A)	9,100	1,456
Southwest Airlines Co	83,387	4,673
Stanley Black & Decker Inc	24,795	3,284
Textron Inc	39,891	2,166
TransDigm Group Inc *	7,900	3,429
Union Pacific Corp	120,287	20,172
United Continental Holdings Inc *	37,500	3,293
United Parcel Service Inc, Cl B	113,687	12,528
United Rentals Inc *	13,200	1,777
United Technologies Corp	132,885	16,700

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verisk Analytics Inc, Cl A	26,900	$3,401
Wabtec Corp	22,054	1,616
Waste Management Inc	63,500	6,429
WW Grainger Inc	7,400	2,255
Xylem Inc/NY	30,100	2,274

		375,974

Information Technology — 20.3%
Accenture PLC, Cl A	104,596	16,880
Activision Blizzard Inc	125,900	5,305
Adobe Inc *	79,695	20,920
Advanced Micro Devices Inc *	145,300	3,419
Akamai Technologies Inc *	26,496	1,846
Alliance Data Systems Corp	7,900	1,367
Amphenol Corp, Cl A	49,491	4,651
Analog Devices Inc	61,106	6,536
ANSYS Inc *	13,600	2,411
Apple Inc	738,346	127,845
Applied Materials Inc	162,200	6,219
Arista Networks Inc *	8,400	2,396
Autodesk Inc *	36,100	5,885
Automatic Data Processing Inc	71,191	10,894
Broadcom Inc	67,859	18,686
Broadridge Financial Solutions Inc	19,400	1,964
Cadence Design Systems Inc *	47,300	2,708
Cisco Systems Inc	735,243	38,063
Citrix Systems Inc	21,600	2,279
Cognizant Technology Solutions Corp, Cl A	93,795	6,658
Corning Inc	131,470	4,576
DXC Technology Co	45,852	3,020
Electronic Arts Inc *	49,700	4,760
F5 Networks Inc *	9,700	1,631
Fidelity National Information Services Inc	54,000	5,840
Fiserv Inc *	64,400	5,454
FleetCor Technologies Inc *	14,300	3,336
FLIR Systems Inc	23,400	1,204
Fortinet Inc *	23,500	2,040
Gartner Inc *	15,200	2,163
Global Payments Inc	25,782	3,361
Hewlett Packard Enterprise Co	233,374	3,823
HP Inc	261,074	5,151
Intel Corp	746,452	39,532
International Business Machines Corp	149,251	20,616
Intuit Inc	42,200	10,429
IPG Photonics Corp *	5,700	884
Jack Henry & Associates Inc	13,100	1,737
Juniper Networks Inc	58,200	1,576
Keysight Technologies Inc *	30,500	2,574
KLA-Tencor Corp	25,300	2,922
Lam Research Corp	24,995	4,401
Mastercard Inc, Cl A	148,547	33,389
Maxim Integrated Products Inc	44,200	2,406

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc (A)	39,196	$3,405
Micron Technology Inc *	182,900	7,477
Microsoft Corp	1,265,904	141,819
Motorola Solutions Inc	27,288	3,905
NetApp Inc	41,991	2,738
NVIDIA Corp	99,883	15,408
Oracle Corp	416,065	21,689
Paychex Inc	52,487	4,042
PayPal Holdings Inc *	193,483	18,975
Qorvo Inc *	20,400	1,431
QUALCOMM Inc	197,178	10,527
Red Hat Inc *	29,100	5,314
salesforce.com Inc *	124,891	20,438
Seagate Technology PLC	42,200	1,965
Skyworks Solutions Inc	28,896	2,360
Symantec Corp	104,700	2,355
Synopsys Inc *	24,400	2,481
TE Connectivity Ltd	56,991	4,678
Texas Instruments Inc	157,683	16,680
Total System Services Inc	27,391	2,586
VeriSign Inc *	17,800	3,169
Visa Inc, Cl A (A)	287,470	42,580
Western Digital Corp	47,231	2,376
Western Union Co/The	74,178	1,325
Xerox Corp	33,450	1,034
Xilinx Inc	41,600	5,212

		799,726

Materials — 2.6%
Air Products & Chemicals Inc	36,200	6,559
Albemarle Corp (A)	17,300	1,579
Avery Dennison Corp	13,800	1,491
Ball Corp	55,892	3,062
Celanese Corp, Cl A	22,500	2,302
CF Industries Holdings Inc	37,200	1,570
DowDuPont Inc	374,596	19,940
Eastman Chemical Co	22,496	1,860
Ecolab Inc	41,996	7,094
FMC Corp	21,600	1,933
Freeport-McMoRan Inc, Cl B	232,600	3,001
International Flavors & Fragrances Inc	16,100	2,053
International Paper Co	66,496	3,047
Linde PLC	90,260	15,637
LyondellBasell Industries NV, Cl A	52,196	4,464
Martin Marietta Materials Inc	10,400	1,953
Mosaic Co/The	57,691	1,804
Newmont Mining Corp (A)	89,283	3,046
Nucor Corp	51,387	3,112
Packaging Corp of America	15,000	1,434
PPG Industries Inc	39,300	4,400
Sealed Air Corp	25,100	1,095
Sherwin-Williams Co/The	13,600	5,891

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vulcan Materials Co	21,500	$2,396
Westrock Co	41,182	1,539

		102,262

Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	17,800	2,419
American Tower Corp, Cl A ‡	72,000	12,683
Apartment Investment & Management Co, Cl A	23,855	1,167
AvalonBay Communities Inc ‡	22,800	4,438
Boston Properties Inc ‡	25,200	3,344
CBRE Group Inc, Cl A *	50,591	2,517
Crown Castle International Corp ‡	68,596	8,146
Digital Realty Trust Inc ‡	33,800	3,823
Duke Realty Corp ‡	56,900	1,683
Equinix Inc ‡	13,257	5,614
Equity Residential ‡	60,696	4,473
Essex Property Trust Inc ‡	10,800	3,022
Extra Space Storage Inc ‡	20,600	1,976
Federal Realty Investment Trust ‡	12,000	1,603
HCP Inc ‡	78,700	2,422
Host Hotels & Resorts Inc ‡	120,674	2,366
Iron Mountain Inc ‡(A)	46,301	1,640
Kimco Realty Corp ‡	72,187	1,270
Macerich Co/The ‡	18,896	824
Mid-America Apartment Communities Inc ‡	18,300	1,895
Prologis Inc ‡	104,000	7,286
Public Storage ‡	24,695	5,223
Realty Income Corp ‡	49,300	3,410
Regency Centers Corp ‡	27,100	1,768
SBA Communications Corp, Cl A *‡	18,600	3,358
Simon Property Group Inc ‡	51,096	9,257
SL Green Realty Corp ‡	14,400	1,306
UDR Inc ‡	44,800	1,990
Ventas Inc ‡	58,400	3,665
Vornado Realty Trust ‡	28,896	1,945
Welltower Inc ‡	61,500	4,570
Weyerhaeuser Co ‡	122,245	3,043

		114,146

Utilities — 3.2%
AES Corp/VA	107,200	1,847
Alliant Energy Corp	38,200	1,752
Ameren Corp	41,091	2,927
American Electric Power Co Inc	81,400	6,606
American Water Works Co Inc	29,000	2,947
Atmos Energy Corp	19,400	1,918
CenterPoint Energy Inc	83,883	2,528
CMS Energy Corp	47,591	2,589
Consolidated Edison Inc	51,000	4,205
Dominion Energy Inc	125,985	9,334
DTE Energy Co	29,300	3,620

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	115,991	$10,400
Edison International	53,396	3,198
Entergy Corp	30,400	2,837
Evergy Inc	43,500	2,432
Eversource Energy	51,900	3,623
Exelon Corp	159,691	7,760
FirstEnergy Corp	79,287	3,231
NextEra Energy Inc	78,200	14,680
NiSource Inc	57,887	1,562
NRG Energy Inc	48,787	2,034
Pinnacle West Capital Corp	18,100	1,697
PPL Corp	118,100	3,799
Public Service Enterprise Group Inc	83,200	4,893
Sempra Energy	44,995	5,419
Southern Co/The	170,000	8,447
WEC Energy Group Inc	51,731	3,946
Xcel Energy Inc	84,183	4,618

		124,849
Total Common Stock (Cost $2,649,775) ($ Thousands)		3,832,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills 2.487%, 06/20/2019 (B)	$4,975	$4,938

Total U.S. Treasury Obligation (Cost $4,937) ($ Thousands)		4,938

	Shares

AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, L.P.
2.470% **†(C)	85,618,846	85,612

Total Affiliated Partnership (Cost $85,617) ($ Thousands)		85,612

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	95,096,899	95,097
Total Cash Equivalent (Cost $95,097) ($ Thousands)		95,097

Total Investments in Securities — 101.8%
(Cost $2,835,426) ($ Thousands)		$4,018,564

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional Amount	Value	Appreciation
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	814	Mar-2019	$107,036	$113,337	$6,301

			$107,036	$113,337	$6,301

Percentages are based on Net Assets of $3,946,268 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019 . The total market value of securities on loan at February 28, 2019 was $83,745 ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $85,612 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

S&P 500 Index Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,832,917	$–	$–	$3,832,917
U.S. Treasury Obligation	–	4,938	–	4,938
Affiliated Partnership	–	85,612	–	85,612
Cash Equivalent	95,097	–	–	95,097
Repurchase Agreement	–	–	–	–

Total Investments in Securities	$3,928,014	$90,550	$–	$4,018,564

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6,301	$–	$–	$6,301

Total Other Financial Instruments	$6,301	$–	$–	$6,301

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$112,784	$328,783	$(355,947)	$—	$(8)	$85,612	$ 86
SEI Daily Income Trust, Government Fund, CI F	78,091	460,372	(443,366)	—	—	95,097	1,366

Totals	$190,875	$789,155	$(799,313)	$—	$(8)	$180,709	$1,452

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Communication Services — 3.8%
AMC Entertainment Holdings Inc, Cl A (A)	11,994	$168
AMC Networks Inc, Cl A *(A)	9,260	608
ATN International Inc	2,267	127
Boingo Wireless Inc *	9,200	206
Care.com Inc *	3,200	81
Cargurus Inc, Cl A *	9,400	402
Cars.com Inc *(A)	15,200	358
Central European Media Enterprises Ltd, Cl A *	23,106	81
Cincinnati Bell Inc *	9,904	96
Clear Channel Outdoor Holdings Inc, Cl A *	6,796	37
Cogent Communications Holdings Inc	8,304	404
Consolidated Communications Holdings Inc	13,612	135
Daily Journal Corp *	100	22
Emerald Expositions Events Inc	5,700	72
Entercom Communications Corp, Cl A	30,782	190
Entravision Communications Corp, Cl A	14,200	56
Eros International PLC *(A)	5,900	57
EW Scripps Co/The, Cl A	8,496	180
Frontier Communications Corp *(A)	17,073	52
Gannett Co Inc (A)	18,500	217
GCI Liberty Inc *(A)	20,647	1,105
Gogo Inc *(A)	13,900	64
Gray Television Inc *	18,300	401
Hemisphere Media Group Inc, Cl A *	3,500	49
IAC/InterActiveCorp *	14,421	3,072
IMAX Corp *	11,800	270
Intelsat SA *	8,900	214
Iridium Communications Inc *	21,046	448
Liberty Broadband Corp, Cl A *	5,083	454
Liberty Broadband Corp, Cl C *	20,268	1,814
Liberty Latin America Ltd, Cl A *	8,300	163
Liberty Latin America Ltd, Cl C *	21,800	423
Liberty Media Corp-Liberty Braves, Cl A *	1,803	50
Liberty Media Corp-Liberty Braves, Cl C *	6,565	183
Liberty Media Corp-Liberty Formula One, Cl A *	4,508	139
Liberty Media Corp-Liberty Formula One, Cl C *	40,142	1,249
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,435	672
Liberty Media Corp-Liberty SiriusXM, Cl C *	32,170	1,326
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	202
Lions Gate Entertainment Corp, Cl A (A)	9,155	141
Lions Gate Entertainment Corp, Cl B	19,675	289
Live Nation Entertainment Inc *	27,203	1,539
LiveXLive Media Inc *(A)	5,200	31
Loral Space & Communications Inc *	2,700	110
Madison Square Garden Co/The, Cl A *	3,779	1,089
Match Group Inc *(A)	10,000	554
MDC Partners Inc, Cl A *	8,576	28
Meet Group Inc/The *	10,200	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meredith Corp (A)	7,444	$426
MSG Networks Inc *	11,940	288
New Media Investment Group Inc	8,900	119
NII Holdings Inc *(A)	17,100	67
Ooma Inc *	6,900	113
ORBCOMM Inc *	12,086	85
pdvWireless Inc *	2,000	79
QuinStreet Inc *	9,586	128
Reading International Inc, Cl A *	3,800	61
Rosetta Stone Inc *	5,200	84
Saga Communications Inc, Cl A	593	20
Scholastic Corp	5,667	240
Shenandoah Telecommunications Co	9,304	413
Sinclair Broadcast Group Inc, Cl A	12,711	459
Sirius XM Holdings Inc (A)	323,981	1,921
Spok Holdings Inc	4,132	57
Sprint Corp *	135,690	862
TechTarget Inc *	4,700	78
TEGNA Inc	38,600	508
Telephone & Data Systems Inc	20,555	659
T-Mobile US Inc *	60,705	4,384
Tribune Media Co, Cl A	16,200	749
Tribune Publishing Co *	4,100	49
TrueCar Inc *	13,700	99
United States Cellular Corp *	2,952	138
Vonage Holdings Corp *	46,720	480
WideOpenWest Inc *	5,500	45
Windstream Holdings Inc *(A)	7,323	3
World Wrestling Entertainment Inc, Cl A (A)	8,934	748
Yelp Inc, Cl A *	14,698	548
Zayo Group Holdings Inc *	44,900	1,114
Zillow Group Inc, Cl A *(A)	10,691	443
Zillow Group Inc, Cl C *(A)	23,782	994
Zynga Inc, Cl A *	157,374	821

		36,971

Consumer Discretionary — 12.1%
1-800-Flowers.com Inc, Cl A *	7,300	130
Aaron’s Inc	13,116	712
Abercrombie & Fitch Co, Cl A	15,300	336
Acushnet Holdings Corp (A)	8,600	214
Adient PLC	18,200	354
Adtalem Global Education Inc *	10,781	520
American Axle & Manufacturing Holdings Inc *	19,898	320
American Eagle Outfitters Inc	33,022	674
American Outdoor Brands Corp *	12,383	155
American Public Education Inc *	2,727	88
America’s Car-Mart Inc/TX *	850	69
Aramark	47,600	1,442
Asbury Automotive Group Inc *	4,498	323
Ascena Retail Group Inc *	33,727	75

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
At Home Group Inc *(A)	8,700	$213
AutoNation Inc *	11,100	391
Barnes & Noble Education Inc *	5,894	41
Barnes & Noble Inc	12,727	80
Bassett Furniture Industries Inc	2,700	53
BBX Capital Corp, Cl A	12,600	77
Beazer Homes USA Inc *	7,161	87
Bed Bath & Beyond Inc (A)	26,200	438
Belmond Ltd, Cl A *	17,030	423
Big 5 Sporting Goods Corp (A)	4,423	18
Big Lots Inc	8,446	266
Biglari Holdings Inc, Cl A *	18	13
Biglari Holdings Inc, Cl B *	182	24
BJ’s Restaurants Inc	4,642	222
Bloomin’ Brands Inc	16,050	332
Boot Barn Holdings Inc *	7,200	205
Boyd Gaming Corp	17,545	522
Bright Horizons Family Solutions Inc *	11,535	1,430
Brinker International Inc (A)	8,482	388
Brunswick Corp/DE	17,783	938
Buckle Inc/The (A)	4,851	93
Burlington Stores Inc *	12,900	2,190
Cable One Inc	800	759
Caesars Entertainment Corp *(A)	114,808	990
Caleres Inc	8,576	267
Callaway Golf Co	17,606	303
Camping World Holdings Inc, Cl A (A)	7,000	90
Career Education Corp *	16,254	270
Carriage Services Inc, Cl A	2,006	42
Carrols Restaurant Group Inc *	7,900	84
Carter’s Inc	8,970	874
Carvana Co, Cl A *(A)	5,500	247
Cato Corp/The, Cl A	6,296	99
Cavco Industries Inc *	1,831	253
Century Casinos Inc *	4,000	34
Century Communities Inc *	4,200	96
Cheesecake Factory Inc/The (A)	9,223	436
Chegg Inc *	20,400	808
Chico’s FAS Inc	26,951	157
Children’s Place Inc/The (A)	3,433	328
Choice Hotels International Inc	6,877	549
Churchill Downs Inc	6,831	641
Chuy’s Holdings Inc *	2,335	52
Cinemark Holdings Inc	22,140	833
Citi Trends Inc	3,097	67
Columbia Sportswear Co	5,544	571
Conn’s Inc *	3,909	92
Container Store Group Inc/The *	1,600	11
Cooper Tire & Rubber Co	9,532	305
Cooper-Standard Holdings Inc *	3,300	198
Core-Mark Holding Co Inc	9,436	297
Cracker Barrel Old Country Store Inc (A)	3,544	574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crocs Inc *	11,403	$293
Culp Inc	2,861	53
Dana Inc	28,898	571
Dave & Buster’s Entertainment Inc (A)	8,700	447
Deckers Outdoor Corp *	5,904	874
Del Frisco’s Restaurant Group Inc *	3,900	33
Del Taco Restaurants Inc *	4,500	47
Denny’s Corp *	14,463	253
Dick’s Sporting Goods Inc (A)	15,435	603
Dillard’s Inc, Cl A (A)	2,562	201
Dine Brands Global Inc	3,272	325
Domino’s Pizza Inc	8,258	2,072
Dorman Products Inc *	5,340	432
Drive Shack Inc *	5,800	26
DSW Inc, Cl A	12,192	361
Duluth Holdings Inc, Cl B *	2,900	74
Dunkin’ Brands Group Inc	16,030	1,145
Eastman Kodak Co *	2,100	6
El Pollo Loco Holdings Inc *	3,900	59
Eldorado Resorts Inc *	12,600	607
Ethan Allen Interiors Inc	5,276	106
Etsy Inc *	22,800	1,625
Express Inc *	14,962	78
Extended Stay America Inc	36,100	658
Fiesta Restaurant Group Inc *	2,905	44
Five Below Inc *	10,905	1,312
Flexsteel Industries Inc	1,700	42
Floor & Decor Holdings Inc, Cl A *(A)	9,400	350
Fossil Group Inc *(A)	8,500	133
Fox Factory Holding Corp *	6,500	412
Francesca’s Holdings Corp *	8,224	7
frontdoor Inc *	12,850	411
Gaia Inc, Cl A *(A)	2,200	24
GameStop Corp, Cl A (A)	21,400	250
Garrett Motion Inc *(A)	14,500	243
Genesco Inc *	4,069	196
Gentex Corp	52,690	1,072
Gentherm Inc *	7,748	318
G-III Apparel Group Ltd *	8,106	289
GNC Holdings Inc, Cl A *(A)	13,278	40
Golden Entertainment Inc *	2,100	38
Goodyear Tire & Rubber Co/The	46,000	910
GoPro Inc, Cl A *(A)	21,400	125
Graham Holdings Co, Cl B	800	547
Grand Canyon Education Inc *	9,515	1,101
Green Brick Partners Inc *	6,200	55
Group 1 Automotive Inc	3,535	220
Groupon Inc, Cl A *	79,941	261
GrubHub Inc *(A)	18,000	1,468
Guess? Inc	11,317	253
Habit Restaurants Inc/The, Cl A *	1,600	18
Hamilton Beach Brands Holding Co, Cl A	2,010	49

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haverty Furniture Cos Inc	4,363	$106
Helen of Troy Ltd *	4,848	544
Hibbett Sports Inc *	4,012	74
Hilton Grand Vacations Inc *	18,370	584
Hooker Furniture Corp	2,700	85
Houghton Mifflin Harcourt Co *	18,000	142
Hovnanian Enterprises Inc, Cl A *	17,215	12
Hudson Ltd, Cl A *	7,500	112
Hyatt Hotels Corp, Cl A	8,827	642
Installed Building Products Inc *	5,200	227
International Game Technology PLC (A)	21,600	373
International Speedway Corp, Cl A	4,298	186
iRobot Corp *(A)	5,302	663
J Alexander’s Holdings Inc *	2,756	25
Jack in the Box Inc	5,321	429
JC Penney Co Inc *(A)	61,395	93
John Wiley & Sons Inc, Cl A	9,572	497
Johnson Outdoors Inc, Cl A	700	46
K12 Inc *	8,088	259
KB Home	18,885	431
Kirkland’s Inc *	2,028	24
Lands’ End Inc *	4,362	80
Las Vegas Sands Corp	70,604	4,337
Laureate Education Inc, Cl A *	16,200	248
La-Z-Boy Inc, Cl Z	8,926	307
LCI Industries	4,949	403
Lear Corp	12,671	1,927
LGI Homes Inc *(A)	2,900	171
Liberty Expedia Holdings Inc, Cl A *	11,731	520
Lifetime Brands Inc	3,300	35
Lindblad Expeditions Holdings Inc *	4,100	56
Liquidity Services Inc *	2,222	15
Lithia Motors Inc, Cl A	4,589	414
Lululemon Athletica Inc *	19,000	2,858
Lumber Liquidators Holdings Inc *(A)	4,026	48
M/I Homes Inc *	5,394	140
Malibu Boats Inc, Cl A *	4,600	213
Marcus Corp/The	4,061	172
MarineMax Inc *	3,996	78
Marriott Vacations Worldwide Corp	8,072	786
MasterCraft Boat Holdings Inc *	5,000	123
MDC Holdings Inc	9,415	272
Meritage Homes Corp *	7,811	343
Michaels Cos Inc/The *(A)	22,100	313
Modine Manufacturing Co *	9,874	148
Monarch Casino & Resort Inc *	1,200	53
Monro Inc (A)	5,928	452
Motorcar Parts of America Inc *(A)	3,700	77
Movado Group Inc	2,720	95
Murphy USA Inc *	6,300	490
Nathan’s Famous Inc	900	64
National CineMedia Inc	15,007	116

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Vision Holdings Inc *	13,400	$450
Nautilus Inc *	6,200	40
New York Times Co/The, Cl A	24,682	811
Nexstar Media Group Inc, Cl A	8,244	806
Noodles & Co, Cl A *	700	6
Nutrisystem Inc	5,359	232
NVR Inc *	610	1,598
Office Depot Inc	107,247	372
Ollie’s Bargain Outlet Holdings Inc *	9,800	865
Overstock.com Inc *(A)	3,100	61
Oxford Industries Inc	2,854	226
Papa John’s International Inc (A)	4,642	203
Party City Holdco Inc *	10,300	107
Penn National Gaming Inc *	23,273	578
Penske Automotive Group Inc (A)	7,288	324
PetMed Express Inc	3,796	88
Pier 1 Imports Inc *(A)	18,189	25
Planet Fitness Inc, Cl A *	18,000	1,058
PlayAGS Inc *	3,100	74
Polaris Industries Inc	11,507	981
Pool Corp	7,970	1,272
Potbelly Corp *	5,900	50
Quotient Technology Inc *	12,000	120
Qurate Retail Inc *	83,222	1,499
RCI Hospitality Holdings Inc	2,800	66
Red Robin Gourmet Burgers Inc *	2,967	90
Red Rock Resorts Inc, Cl A	13,800	388
Regis Corp *	6,527	118
Rent-A-Center Inc/TX, Cl A *	9,840	183
RH *(A)	4,011	616
Roku Inc, Cl A *(A)	8,300	550
Ruth’s Hospitality Group Inc	5,172	131
Sally Beauty Holdings Inc *(A)	23,591	426
Scientific Games Corp, Cl A *(A)	10,962	319
SeaWorld Entertainment Inc *	10,500	287
Service Corp International/US	34,689	1,434
ServiceMaster Global Holdings Inc *	25,900	1,170
Shake Shack Inc, Cl A *	4,900	270
Shoe Carnival Inc (A)	2,076	79
Shutterfly Inc *	6,725	301
Shutterstock Inc *	3,297	153
Signet Jewelers Ltd	11,400	320
Six Flags Entertainment Corp	14,758	822
Skechers U.S.A. Inc, Cl A *	24,446	822
Skyline Champion Corp *	3,700	73
Sleep Number Corp *	6,909	302
Sonic Automotive Inc, Cl A	5,064	76
Sotheby’s *(A)	7,761	340
Speedway Motorsports Inc	1,635	29
Sportsman’s Warehouse Holdings Inc *	5,400	34
Stamps.com Inc *	3,555	334
Standard Motor Products Inc	3,966	196

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Steven Madden Ltd	18,151	$599
Stoneridge Inc *	5,930	175
Strategic Education Inc	3,687	482
Sturm Ruger & Co Inc	3,542	202
Superior Group of Cos Inc	2,000	35
Superior Industries International Inc	5,323	33
Tailored Brands Inc	10,068	130
Taylor Morrison Home Corp, Cl A *	23,000	386
Tempur Sealy International Inc *(A)	9,523	554
Tenneco Inc, Cl A	11,263	390
Tesla Inc *(A)	26,658	8,527
Texas Roadhouse Inc, Cl A	13,866	878
Thor Industries Inc	10,390	671
Tile Shop Holdings Inc	7,600	48
Tilly’s Inc, Cl A *	843	10
Toll Brothers Inc	27,739	988
TopBuild Corp *	6,500	387
Tower International Inc	4,800	123
TRI Pointe Group Inc *	28,173	355
Tupperware Brands Corp	8,524	257
Unifi Inc *	2,480	55
Universal Electronics Inc *	3,887	130
Urban Outfitters Inc *	14,900	460
Vail Resorts Inc	8,012	1,670
Vera Bradley Inc *	2,470	24
Vista Outdoor Inc *	12,288	109
Visteon Corp *	5,865	502
Wayfair Inc, Cl A *(A)	11,000	1,822
Weight Watchers International Inc *	7,174	145
Wendy’s Co/The (A)	35,775	620
Weyco Group Inc	263	8
William Lyon Homes, Cl A *	6,700	95
Williams-Sonoma Inc (A)	16,537	962
Wingstop Inc (A)	5,900	393
Winmark Corp	395	68
Winnebago Industries Inc	5,835	190
Wolverine World Wide Inc	17,696	633
Wyndham Destinations Inc	18,100	815
Wyndham Hotels & Resorts Inc	20,000	1,051
YETI Holdings Inc *(A)	4,500	108
Yum China Holdings Inc	71,200	2,970
ZAGG Inc *	3,700	43
Zumiez Inc *	3,903	96

		116,202

Consumer Staples — 2.5%
22nd Century Group Inc *(A)	22,300	54
Alico Inc	143	4
Andersons Inc/The	5,399	200
B&G Foods Inc, Cl A (A)	11,811	291
BJ’s Wholesale Club Holdings Inc *(A)	15,700	398
Boston Beer Co Inc/The, Cl A *	1,483	464

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bunge Ltd	26,943	$1,430
Calavo Growers Inc (A)	3,226	275
Cal-Maine Foods Inc	5,728	253
Casey’s General Stores Inc (A)	6,859	924
Central Garden & Pet Co, Cl A *(A)	12,129	347
Chefs’ Warehouse Inc/The *	3,921	125
Coca-Cola Consolidated Inc	889	220
Craft Brew Alliance Inc *	1,600	27
Darling Ingredients Inc *	31,657	696
Dean Foods Co *	18,050	72
Edgewell Personal Care Co *	10,345	459
elf Beauty Inc *(A)	3,300	26
Energizer Holdings Inc (A)	12,445	571
Farmer Brothers Co *	900	21
Flowers Foods Inc	35,908	735
Fresh Del Monte Produce Inc *	6,581	182
Freshpet Inc *	3,900	161
Hain Celestial Group Inc/The *	20,360	400
Herbalife Nutrition Ltd *	20,644	1,158
Hostess Brands Inc, Cl A *	16,200	197
Ingles Markets Inc, Cl A	3,545	110
Ingredion Inc	13,965	1,291
Inter Parfums Inc	3,806	281
J&J Snack Foods Corp	2,664	414
John B Sanfilippo & Son Inc	1,519	106
Keurig Dr Pepper Inc	35,900	903
Lancaster Colony Corp	3,729	585
Landec Corp *	4,693	60
Limoneira Co	1,295	30
Medifast Inc	2,064	263
MGP Ingredients Inc (A)	2,300	188
National Beverage Corp *	2,352	161
Natural Grocers by Vitamin Cottage Inc *	1,085	15
Natural Health Trends Corp (A)	2,100	27
Nature’s Sunshine Products Inc *	437	4
Nu Skin Enterprises Inc, Cl A	10,505	631
Oil-Dri Corp of America	1,010	29
Performance Food Group Co *	19,000	732
Pilgrim’s Pride Corp *	10,507	207
Post Holdings Inc *	12,869	1,311
PriceSmart Inc	4,023	260
Primo Water Corp *	4,100	60
Pyxus International Inc *(A)	2,800	76
Revlon Inc, Cl A *(A)	2,920	78
Rite Aid Corp *(A)	202,227	150
Sanderson Farms Inc (A)	3,941	454
Seaboard Corp	57	222
Seneca Foods Corp, Cl A *	2,462	73
Simply Good Foods Co/The *	11,600	237
Smart & Final Stores Inc *	3,500	22
SpartanNash Co	7,336	139
Spectrum Brands Holdings Inc (A)	8,302	450

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sprouts Farmers Market Inc *	24,200	$564
Tootsie Roll Industries Inc (A)	3,307	123
TreeHouse Foods Inc *	11,409	691
Turning Point Brands Inc	1,500	61
United Natural Foods Inc *	10,498	158
Universal Corp/VA	5,245	311
US Foods Holding Corp *	41,300	1,455
USANA Health Sciences Inc *	2,132	210
Vector Group Ltd	20,278	238
Village Super Market Inc, Cl A	1,962	60
WD-40 Co (A)	2,786	499
Weis Markets Inc	1,704	86

		23,715

Energy — 3.3%
Abraxas Petroleum Corp *	16,494	21
Adams Resources & Energy Inc	300	12
Alta Mesa Resources Inc, Cl A *(A)	18,400	5
Antero Resources Corp *(A)	49,200	426
Apergy Corp *	15,600	655
Arch Coal Inc	3,500	326
Archrock Inc	29,383	287
Ardmore Shipping Corp *	2,100	12
Basic Energy Services Inc *	1,800	9
Bonanza Creek Energy Inc *	4,100	94
Bristow Group Inc *(A)	5,303	6
C&J Energy Services Inc *	14,700	254
Cactus Inc, Cl A *	8,800	319
California Resources Corp *	7,500	177
Callon Petroleum Co *(A)	48,785	373
CARBO Ceramics Inc *	2,350	10
Carrizo Oil & Gas Inc *	17,309	190
Centennial Resource Development Inc/DE, Cl A *	38,500	349
Cheniere Energy Inc *	45,165	2,911
Chesapeake Energy Corp *(A)	212,947	630
Clean Energy Fuels Corp *	20,388	47
Cloud Peak Energy Inc *	15,200	8
CNX Resources Corp *	41,400	439
CONSOL Energy Inc *	5,075	193
Continental Resources Inc/OK *	16,796	749
Covia Holdings Corp *(A)	7,520	36
CVR Energy Inc	4,697	190
Delek US Holdings Inc	15,046	532
Denbury Resources Inc *(A)	96,500	185
DHT Holdings Inc	14,000	60
Diamond Offshore Drilling Inc *(A)	12,200	116
Dorian LPG Ltd *	6,747	40
Dril-Quip Inc *	7,687	328
Earthstone Energy Inc, Cl A *	8,700	57
Eclipse Resources *	3,800	4
Energy Fuels Inc/Canada *(A)	30,500	94

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EP Energy Corp, Cl A *	3,800	$2
EQT Corp	52,000	942
Equitrans Midstream Corp	41,600	734
Era Group Inc *	2,093	24
Evolution Petroleum Corp	4,027	28
Exterran Corp *	7,541	129
Extraction Oil & Gas Inc *	24,500	103
Forum Energy Technologies Inc *	20,705	121
Frank’s International NV *	20,900	131
Frontline Ltd/Bermuda *(A)	20,320	130
FTS International Inc *	4,300	44
GasLog Ltd	8,650	139
Golar LNG Ltd (A)	17,702	365
Green Plains Inc	7,690	120
Gulfport Energy Corp *	33,781	259
Halcon Resources *(A)	27,800	42
Helix Energy Solutions Group Inc *	29,969	222
HighPoint Resources Corp *	19,564	51
Independence Contract Drilling Inc *	10,200	32
International Seaways Inc *	5,366	89
Jagged Peak Energy Inc *(A)	13,700	130
Keane Group Inc *	13,900	153
KLX Energy Services Holdings Inc *	3,786	100
Kosmos Energy Ltd (A)	46,475	297
Laredo Petroleum Inc *	29,589	101
Liberty Oilfield Services Inc, Cl A (A)	10,800	177
Mammoth Energy Services Inc	2,721	63
Matador Resources Co *	19,800	368
Matrix Service Co *	4,781	100
McDermott International Inc *(A)	35,675	303
Murphy Oil Corp	31,200	902
Nabors Industries Ltd	69,562	225
NACCO Industries Inc, Cl A	1,005	37
Natural Gas Services Group Inc *	3,044	56
NCS Multistage Holdings Inc *	100	1
Newpark Resources Inc *	18,020	159
Nine Energy Service Inc *	1,500	39
Noble Corp plc *	51,900	156
Nordic American Tankers Ltd	16,977	39
Northern Oil and Gas Inc *	49,800	118
Oasis Petroleum Inc *	55,797	312
Oceaneering International Inc *	20,846	322
Oil States International Inc *	11,199	192
Overseas Shipholding Group Inc, Cl A *	8,900	18
Panhandle Oil and Gas Inc, Cl A	3,182	52
Par Pacific Holdings Inc *	6,786	115
Parsley Energy Inc, Cl A *	52,500	952
Patterson-UTI Energy Inc	45,822	608
PBF Energy Inc, Cl A	24,277	754
PDC Energy Inc *	12,293	456
Peabody Energy Corp	15,500	478
Penn Virginia Corp *	2,900	156

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PHI Inc *(A)	1,443	$4
Pioneer Energy Services Corp *	9,836	17
ProPetro Holding Corp *	11,400	226
QEP Resources Inc *	44,300	344
Range Resources Corp (A)	40,800	437
Renewable Energy Group Inc *	6,900	183
Resolute Energy Corp *(A)	4,400	136
REX American Resources Corp *	1,300	104
RigNet Inc *	1,441	22
Ring Energy Inc *	10,100	62
Rowan Cos Plc, Cl A *(A)	23,800	269
RPC Inc (A)	10,999	118
SandRidge Energy *	7,100	55
Scorpio Tankers Inc	7,494	138
SEACOR Holdings Inc *	3,374	151
SEACOR Marine Holdings Inc *	3,391	47
Select Energy Services Inc, Cl A *	12,200	123
SemGroup Corp, Cl A (A)	17,444	275
Ship Finance International Ltd (A)	19,676	244
SM Energy Co	20,713	338
Smart Sand Inc *	4,700	14
Solaris Oilfield Infrastructure Inc, Cl A (A)	5,400	92
Southwestern Energy Co *	121,400	513
SRC Energy Inc *	43,962	202
Superior Energy Services Inc *	26,860	126
Talos Energy Inc *	4,900	110
Targa Resources Corp	43,459	1,749
Teekay Corp (A)	18,654	76
Teekay Tankers Ltd, Cl A (A)	18,023	19
Tellurian Inc *(A)	21,300	219
TETRA Technologies Inc *	16,405	39
Tidewater Inc *	4,600	106
Transocean Ltd *	99,334	812
Ultra Petroleum Corp *(A)	39,500	27
Unit Corp *	9,995	155
Uranium Energy Corp *(A)	51,500	65
US Silica Holdings Inc (A)	15,626	233
W&T Offshore Inc *	15,938	83
Weatherford International PLC *(A)	211,500	137
Whiting Petroleum Corp *	16,940	413
World Fuel Services Corp	12,941	358
WPX Energy Inc *	78,800	972

		31,603

Financials — 15.7%
1st Source Corp	4,158	198
ACNB Corp	900	35
AG Mortgage Investment Trust Inc ‡	2,988	53
AGNC Investment Corp ‡	99,421	1,755
Alleghany Corp *	2,867	1,843
Allegiance Bancshares Inc *	2,100	80
Ally Financial Inc	82,700	2,240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ambac Financial Group Inc *	8,400	$166
American Equity Investment Life Holding Co	17,078	541
American Financial Group Inc/OH	14,553	1,450
American National Bankshares Inc	1,206	43
American National Insurance Co	1,331	196
Ameris Bancorp	7,852	320
AMERISAFE Inc	3,933	248
Ames National Corp	1,097	31
Annaly Capital Management Inc ‡	275,459	2,790
Anworth Mortgage Asset Corp	20,368	87
Apollo Commercial Real Estate Finance Inc (A)	21,619	393
Arbor Realty Trust Inc ‡(A)	10,502	136
Arch Capital Group Ltd *	74,708	2,441
Ares Commercial Real Estate Corp	4,800	73
Argo Group International Holdings Ltd	6,816	474
Arlington Asset Investment Corp, Cl A (A)	3,412	28
ARMOUR Residential REIT Inc ‡	7,624	153
Arrow Financial Corp	2,251	80
Artisan Partners Asset Management Inc, Cl A	8,800	231
Associated Banc-Corp	31,036	723
Assured Guaranty Ltd	21,387	893
Athene Holding Ltd, Cl A *	30,700	1,368
Atlantic Capital Bancshares Inc *	4,300	83
AXA Equitable Holdings Inc (A)	39,000	746
Axis Capital Holdings Ltd	16,968	968
Axos Financial Inc *(A)	11,936	385
B. Riley Financial Inc	2,800	48
Banc of California Inc	8,800	152
BancFirst Corp	3,650	206
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	111
Bancorp Inc/The *	10,004	91
BancorpSouth Bank	18,682	609
Bank of Hawaii Corp	7,524	619
Bank of Marin Bancorp	1,814	81
Bank of NT Butterfield & Son Ltd/The	10,900	444
Bank OZK	23,170	760
BankFinancial Corp	4,897	77
BankUnited Inc	20,096	733
Bankwell Financial Group Inc	300	9
Banner Corp	6,251	388
Bar Harbor Bankshares	2,850	74
Baycom Corp *	2,800	65
Beneficial Bancorp	13,988	225
Berkshire Hills Bancorp Inc	7,750	243
BGC Partners Inc, Cl A	57,136	350
Blackstone Mortgage Trust Inc, Cl A ‡(A)	21,800	752
Blucora Inc *	10,529	283
Blue Hills Bancorp Inc	4,700	117
BOK Financial Corp	6,882	622
Boston Private Financial Holdings Inc	17,215	205

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bridge Bancorp Inc	3,412	$112
Bridgewater Bancshares Inc *	6,100	68
BrightSphere Investment Group PLC	15,300	216
Brookline Bancorp Inc	14,374	230
Brown & Brown Inc	44,652	1,323
Bryn Mawr Bank Corp	4,522	184
BSB Bancorp Inc/MA *	1,200	42
Business First Bancshares Inc	1,800	44
Byline Bancorp Inc *	3,200	65
C&F Financial Corp	300	15
Cadence BanCorp, Cl A	25,814	516
Cambridge Bancorp	700	58
Camden National Corp	3,058	137
Cannae Holdings Inc *	14,962	343
Capital City Bank Group Inc	2,861	71
Capitol Federal Financial Inc	26,187	350
Capstead Mortgage Corp ‡	18,718	155
Carolina Financial Corp	3,500	128
Cathay General Bancorp	15,415	599
CBTX Inc	3,600	120
CenterState Bank Corp	19,508	516
Central Pacific Financial Corp	6,810	199
Central Valley Community Bancorp	1,500	29
Century Bancorp Inc/MA, Cl A	300	23
Chemical Financial Corp	13,649	626
Cherry Hill Mortgage Investment Corp	5,700	106
Chimera Investment Corp ‡	34,165	632
CIT Group Inc	20,061	1,023
Citizens & Northern Corp	1,840	48
Citizens Inc/TX, Cl A *(A)	7,833	53
City Holding Co	2,885	231
Civista Bancshares Inc	1,900	41
CNA Financial Corp	5,975	258
CNB Financial Corp/PA	2,048	57
CNO Financial Group Inc	31,225	532
Codorus Valley Bancorp Inc	1,852	42
Cohen & Steers Inc (A)	3,936	164
Colony Credit Real Estate Inc ‡(A)	16,100	281
Columbia Banking System Inc	13,029	494
Columbia Financial Inc *	9,500	152
Commerce Bancshares Inc/MO	20,217	1,272
Community Bank System Inc	10,151	658
Community Trust Bancorp Inc	3,393	145
ConnectOne Bancorp Inc	6,383	138
Cowen Inc, Cl A *(A)	3,630	56
Crawford & Co, Cl B	3,520	36
Credit Acceptance Corp *(A)	2,212	973
Cullen/Frost Bankers Inc (A)	10,905	1,131
Curo Group Holdings Corp *	2,300	25
Customers Bancorp Inc *	7,470	160
CVB Financial Corp	22,479	512
Diamond Hill Investment Group Inc	554	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dime Community Bancshares Inc	5,583	$112
Donnelley Financial Solutions Inc *	4,957	70
Dynex Capital Inc	6,593	40
Eagle Bancorp Inc *	6,806	403
East West Bancorp Inc	29,166	1,593
Eaton Vance Corp	23,125	968
eHealth Inc *	3,174	170
EMC Insurance Group Inc	1,050	34
Employers Holdings Inc	7,074	295
Encore Capital Group Inc *(A)	5,075	174
Enova International Inc *	5,566	142
Enstar Group Ltd *	2,251	402
Enterprise Bancorp Inc/MA	1,148	36
Enterprise Financial Services Corp	4,749	215
Equity Bancshares Inc, Cl A *	1,600	54
Erie Indemnity Co, Cl A	4,587	817
Essent Group Ltd *	18,500	798
Evercore Inc, Cl A	8,376	771
Exantas Capital Corp ‡	7,276	79
EZCORP Inc, Cl A *(A)	7,457	73
FactSet Research Systems Inc (A)	7,286	1,713
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	55
Farmers National Banc Corp	4,900	72
FB Financial Corp	3,100	110
FBL Financial Group Inc, Cl A	1,682	118
Federal Agricultural Mortgage Corp, Cl C	1,988	163
Federated Investors Inc, Cl B	20,470	609
FedNat Holding Co	1,300	24
FGL Holdings	27,200	226
Fidelity National Financial Inc	50,758	1,781
Fidelity Southern Corp	3,513	114
Financial Institutions Inc	3,243	98
First American Financial Corp	20,772	1,055
First Bancorp Inc/ME	3,052	80
First BanCorp/Puerto Rico	46,216	532
First Bancorp/Southern Pines NC	6,545	256
First Bancshares Inc/The	2,600	85
First Busey Corp	7,792	210
First Business Financial Services Inc	1,000	22
First Citizens BancShares Inc/NC, Cl A	1,491	651
First Commonwealth Financial Corp	22,901	322
First Community Bankshares Inc	4,442	159
First Defiance Financial Corp	4,584	142
First Financial Bancorp	17,633	489
First Financial Bankshares Inc (A)	11,956	775
First Financial Corp/IN	1,612	72
First Foundation Inc	5,100	78
First Hawaiian Inc	24,700	666
First Horizon National Corp	66,657	1,042
First Internet Bancorp	1,100	24
First Interstate BancSystem Inc, Cl A	5,691	237

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Merchants Corp	8,833	$357
First Mid-Illinois Bancshares Inc	2,100	73
First Midwest Bancorp Inc/IL	18,542	429
First Northwest Bancorp	3,500	56
First of Long Island Corp/The	4,995	117
FirstCash Inc	8,520	747
Flagstar Bancorp Inc	4,600	150
Flushing Financial Corp	6,070	141
FNB Corp/PA	67,289	824
Focus Financial Partners Inc, Cl A *	3,700	140
Franklin Financial Network Inc	2,800	92
Fulton Financial Corp	31,812	547
GAIN Capital Holdings Inc (A)	5,300	37
GAMCO Investors Inc, Cl A	1,931	40
Genworth Financial Inc, Cl A *	101,800	394
German American Bancorp Inc	3,966	123
Glacier Bancorp Inc	15,880	696
Global Indemnity Ltd	1,002	39
Goosehead Insurance Inc, Cl A *	1,900	60
Granite Point Mortgage Trust Inc	10,941	208
Great Ajax Corp	2,900	38
Great Southern Bancorp Inc	2,499	142
Great Western Bancorp Inc	12,300	462
Green Dot Corp, Cl A *	8,955	578
Greenhill & Co Inc	2,071	49
Greenlight Capital Re Ltd, Cl A *	6,409	72
Guaranty Bancshares Inc/TX	3,000	92
Hallmark Financial Services Inc *	2,900	30
Hamilton Lane Inc, Cl A	2,700	126
Hancock Whitney Corp	17,714	774
Hanmi Financial Corp	5,678	131
Hanover Insurance Group Inc/The	8,617	1,023
HarborOne Bancorp Inc *	4,300	69
HCI Group Inc (A)	1,115	51
Health Insurance Innovations Inc, Cl A *(A)	2,300	86
Heartland Financial USA Inc	4,975	242
Heritage Commerce Corp	7,300	102
Heritage Financial Corp/WA	8,071	266
Heritage Insurance Holdings Inc	3,800	57
Hilltop Holdings Inc	13,438	258
Hingham Institution for Savings	300	59
Home Bancorp Inc	1,200	42
Home BancShares Inc/AR	33,432	651
HomeStreet Inc *	4,372	122
HomeTrust Bancshares Inc	4,102	112
Hope Bancorp Inc	26,995	394
Horace Mann Educators Corp	7,114	279
Horizon Bancorp Inc/IN	5,625	99
Houlihan Lokey Inc, Cl A	7,600	349
Howard Bancorp Inc *	2,500	33
IBERIABANK Corp	10,784	844
Impac Mortgage Holdings Inc *	4,500	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Independent Bank Corp/MI	5,400	$126
Independent Bank Corp/Rockland MA (A)	4,702	400
Independent Bank Group Inc	6,502	377
Interactive Brokers Group Inc, Cl A	14,427	797
International Bancshares Corp	11,450	467
INTL. FCStone Inc *	3,268	142
Invesco Mortgage Capital Inc	22,471	358
Investar Holding Corp	1,700	41
Investment Technology Group Inc	6,017	182
Investors Bancorp Inc	44,243	556
Investors Title Co	400	68
James River Group Holdings Ltd	4,800	197
Kearny Financial Corp/MD	17,129	233
Kemper Corp	10,073	837
Kinsale Capital Group Inc	3,700	247
KKR Real Estate Finance Trust Inc	2,900	59
Ladenburg Thalmann Financial Services Inc	12,600	37
Lakeland Bancorp Inc	8,293	139
Lakeland Financial Corp	4,957	240
Lazard Ltd, Cl A (B)	23,931	896
LCNB Corp	2,500	42
LegacyTexas Financial Group Inc	8,510	355
Legg Mason Inc	18,200	532
LendingClub Corp *	56,500	168
LendingTree Inc *(A)	1,400	447
Live Oak Bancshares Inc	6,500	105
LPL Financial Holdings Inc	16,462	1,241
Macatawa Bank Corp	5,200	57
Maiden Holdings Ltd	15,823	19
Markel Corp *	2,693	2,706
MarketAxess Holdings Inc	7,052	1,720
Marlin Business Services Corp	1,822	43
MB Financial Inc	15,526	703
MBIA Inc *	21,782	216
MBT Financial Corp	1,400	15
Mercantile Bank Corp	3,557	123
Merchants Bancorp/IN	3,100	65
Mercury General Corp	5,578	295
Meridian Bancorp Inc	12,127	198
Meta Financial Group Inc	6,300	147
Metropolitan Bank Holding Corp *	1,300	50
MFA Financial Inc ‡	81,197	590
MGIC Investment Corp *	68,118	884
Midland States Bancorp Inc	5,600	143
MidWestOne Financial Group Inc	2,369	74
Moelis & Co, Cl A	7,700	343
Morningstar Inc	3,220	408
Mr Cooper Group Inc *	15,771	215
MutualFirst Financial Inc	700	22
National Bank Holdings Corp, Cl A	4,600	166
National Bankshares Inc	1,036	41
National Commerce Corp *	4,000	175

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National General Holdings Corp	13,900	$359
National Western Life Group Inc, Cl A	510	157
Navient Corp	51,400	628
Navigators Group Inc/The	4,166	291
NBT Bancorp Inc	9,608	371
Nelnet Inc, Cl A	4,531	248
New Residential Investment Corp ‡	73,950	1,223
New York Community Bancorp Inc (A)	91,639	1,146
New York Mortgage Trust Inc ‡	36,938	222
Nicolet Bankshares Inc *	2,000	115
NMI Holdings Inc, Cl A *	11,900	287
Northfield Bancorp Inc	8,705	130
Northrim BanCorp Inc	1,300	49
Northwest Bancshares Inc	18,499	344
OceanFirst Financial Corp	7,568	191
Ocwen Financial Corp *	20,161	43
OFG Bancorp	5,925	123
Old Line Bancshares Inc	3,000	86
Old National Bancorp/IN	32,294	574
Old Republic International Corp	54,744	1,142
Old Second Bancorp Inc	8,600	123
On Deck Capital Inc *	11,400	70
OneMain Holdings Inc, Cl A	16,500	545
Oppenheimer Holdings Inc, Cl A	2,164	61
Opus Bank	3,100	71
Orchid Island Capital Inc, Cl A ‡(A)	6,800	45
Origin Bancorp Inc	3,100	112
Oritani Financial Corp	7,124	128
Orrstown Financial Services Inc	100	2
Pacific Premier Bancorp Inc	8,176	244
PacWest Bancorp	24,612	1,010
Park National Corp	2,805	281
PCSB Financial Corp	4,700	96
Peapack Gladstone Financial Corp	2,654	77
Penns Woods Bancorp Inc	652	29
PennyMac Financial Services Inc *	1,900	44
PennyMac Mortgage Investment Trust ‡	14,063	287
Peoples Bancorp Inc/OH	3,010	100
Peoples Financial Services Corp	900	39
People’s Utah Bancorp	2,500	73
Pinnacle Financial Partners Inc	15,527	911
Piper Jaffray Cos	3,277	229
PJT Partners Inc	3,200	148
Popular Inc	19,256	1,086
PRA Group Inc *(A)	9,058	292
Preferred Bank/Los Angeles CA	3,037	156
Premier Financial Bancorp Inc	625	10
Primerica Inc	8,429	1,054
ProAssurance Corp	11,525	468
Prosperity Bancshares Inc (A)	12,569	936
Protective Insurance Corp	1,481	31
Provident Financial Services Inc	11,979	329

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QCR Holdings Inc	2,200	$79
Radian Group Inc	40,548	826
RBB Bancorp	2,600	56
Ready Capital Corp	6,000	97
Redwood Trust Inc ‡	16,405	251
Regional Management Corp *	2,800	76
Reinsurance Group of America Inc, Cl A	12,616	1,823
Reliant Bancorp Inc	1,900	42
RenaissanceRe Holdings Ltd	7,606	1,118
Renasant Corp	9,660	370
Republic Bancorp Inc/KY, Cl A	1,298	59
Republic First Bancorp Inc *	9,800	63
RLI Corp (A)	7,982	563
S&T Bancorp Inc	5,632	233
Safeguard Scientifics Inc *	3,396	37
Safety Insurance Group Inc	2,931	262
Sandy Spring Bancorp Inc	6,110	214
Santander Consumer USA Holdings Inc	22,300	458
Seacoast Banking Corp of Florida *	7,698	223
SEI Investments Co	25,919	1,367
Selective Insurance Group Inc	12,084	797
ServisFirst Bancshares Inc	9,400	329
Shore Bancshares Inc	3,000	47
SI Financial Group Inc	711	10
Sierra Bancorp	2,978	80
Signature Bank/New York NY	10,370	1,408
Simmons First National Corp, Cl A	19,348	519
SLM Corp	82,700	914
SmartFinancial Inc *	2,200	43
South State Corp	7,721	548
Southern First Bancshares Inc *	400	15
Southern Missouri Bancorp Inc	600	22
Southern National Bancorp of Virginia Inc	6,000	95
Southside Bancshares Inc	6,162	214
Starwood Property Trust Inc ‡	51,880	1,164
State Auto Financial Corp	3,690	124
Sterling Bancorp/DE	46,015	935
Stewart Information Services Corp	4,241	182
Stifel Financial Corp	14,282	777
Stock Yards Bancorp Inc	4,702	167
Summit Financial Group Inc	1,700	41
Synovus Financial Corp	32,292	1,281
TCF Financial Corp	32,339	741
TD Ameritrade Holding Corp	55,873	3,147
Territorial Bancorp Inc	773	22
Texas Capital Bancshares Inc *	9,423	575
TFS Financial Corp	12,343	211
Third Point Reinsurance Ltd *	17,500	187
Tiptree Inc	9,700	59
Tompkins Financial Corp	2,905	234
Towne Bank/Portsmouth VA	14,467	399
TPG RE Finance Trust Inc	9,200	184

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TriCo Bancshares	4,209	$169
TriState Capital Holdings Inc *	6,500	147
Triumph Bancorp Inc *	4,500	152
Trupanion Inc *(A)	3,600	109
TrustCo Bank Corp NY	21,626	183
Trustmark Corp (A)	11,739	416
Two Harbors Investment Corp ‡	51,342	712
UMB Financial Corp	9,545	657
Umpqua Holdings Corp	43,631	793
Union Bankshares Corp	14,682	522
Union Bankshares Inc/Morrisville VT	400	19
United Bankshares Inc/WV (A)	19,137	735
United Community Banks Inc/GA	15,374	426
United Community Financial Corp/OH	6,700	67
United Financial Bancorp Inc	11,373	177
United Fire Group Inc	4,071	198
United Insurance Holdings Corp	1,900	31
Universal Insurance Holdings Inc	5,300	207
Univest Financial Corp	4,715	125
Valley National Bancorp	67,270	710
Veritex Holdings Inc	7,039	197
Virtu Financial Inc, Cl A (A)	10,000	251
Virtus Investment Partners Inc	1,300	133
Voya Financial Inc (A)	31,400	1,588
Waddell & Reed Financial Inc, Cl A (A)	16,402	304
Walker & Dunlop Inc	4,923	275
Washington Federal Inc	15,236	467
Washington Trust Bancorp Inc	2,370	124
Waterstone Financial Inc	4,000	67
Webster Financial Corp	18,051	1,036
WesBanco Inc	9,756	414
West Bancorporation Inc	3,785	88
Westamerica Bancorporation (A)	4,755	306
Western Alliance Bancorp *	19,861	919
Western Asset Mortgage Capital Corp ‡	6,644	67
Western New England Bancorp Inc	5,000	49
Westwood Holdings Group Inc	1,828	71
White Mountains Insurance Group Ltd	562	528
Wintrust Financial Corp	10,949	807
WisdomTree Investments Inc	20,675	161
World Acceptance Corp *	976	120
WR Berkley Corp	18,524	1,550
WSFS Financial Corp	5,829	252

		151,669

Health Care — 11.7%
AAC Holdings Inc *	1,600	4
Abeona Therapeutics Inc *	7,000	49
Acadia Healthcare Co Inc *	17,087	449
ACADIA Pharmaceuticals Inc *(A)	18,600	493
Accelerate Diagnostics Inc *(A)	4,900	105
Acceleron Pharma Inc *(A)	7,400	326

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Accuray Inc *	14,863	$72
Achaogen Inc *	5,900	4
Achillion Pharmaceuticals Inc *	23,198	58
Aclaris Therapeutics Inc *	4,000	26
Acorda Therapeutics Inc *	9,642	142
Adamas Pharmaceuticals Inc *(A)	3,000	34
Addus HomeCare Corp *	2,200	148
Aduro Biotech Inc *	7,800	34
Adverum Biotechnologies Inc *	10,500	43
Aerie Pharmaceuticals Inc *	7,700	359
Agenus Inc *	16,000	49
AgeX Therapeutics Inc *	1,960	8
Agios Pharmaceuticals Inc *(A)	10,600	688
Aimmune Therapeutics Inc *	10,300	248
Akcea Therapeutics Inc *(A)	3,800	129
Akebia Therapeutics Inc *	16,285	119
Akorn Inc *	16,827	68
Albireo Pharma Inc *	1,800	51
Alder Biopharmaceuticals Inc *(A)	11,200	144
Alkermes PLC *	31,353	1,043
Allakos Inc *	1,600	64
Allogene Therapeutics Inc *(A)	4,800	152
Allscripts Healthcare Solutions Inc *	37,453	401
Alnylam Pharmaceuticals Inc *	17,889	1,521
AMAG Pharmaceuticals Inc *(A)	6,003	89
Amedisys Inc *	4,871	605
American Renal Associates Holdings Inc *	1,700	21
Amicus Therapeutics Inc *(A)	37,300	451
AMN Healthcare Services Inc *	9,809	491
Amneal Pharmaceuticals Inc *(A)	16,788	227
Amphastar Pharmaceuticals Inc *	7,300	181
AnaptysBio Inc *	3,500	241
AngioDynamics Inc *	7,370	165
ANI Pharmaceuticals Inc *	1,000	66
Anika Therapeutics Inc *	3,070	100
Antares Pharma Inc *	41,800	150
Apellis Pharmaceuticals Inc *	9,400	142
Apollo Medical Holdings Inc *	600	12
Aptinyx Inc *	2,600	14
Aratana Therapeutics Inc *	6,400	26
Arbutus Biopharma Corp *	12,900	57
Arcus Biosciences Inc *	7,700	91
Ardelyx Inc *	4,600	13
Arena Pharmaceuticals Inc *	8,665	433
ArQule Inc *	16,700	55
Array BioPharma Inc *	38,860	891
Arrowhead Pharmaceuticals Inc *(A)	16,700	326
Assembly Biosciences Inc *	2,900	62
Assertio Therapeutics Inc *	11,355	47
Atara Biotherapeutics Inc *(A)	9,300	333
Athenex Inc *	8,100	107
Athersys Inc *(A)	15,300	23

38	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AtriCure Inc *	6,020	$192
Atrion Corp	230	181
Audentes Therapeutics Inc *	6,100	187
Avanos Medical Inc *	9,200	433
AVEO Pharmaceuticals Inc *(A)	37,200	20
Avid Bioservices Inc *	18,600	72
AxoGen Inc *	6,100	113
Bellicum Pharmaceuticals Inc *	6,500	21
BioCryst Pharmaceuticals Inc *	16,200	134
Biohaven Pharmaceutical Holding Co Ltd *	6,000	264
BioMarin Pharmaceutical Inc *	34,946	3,259
Bio-Rad Laboratories Inc, Cl A *	4,153	1,125
BioScrip Inc *	21,711	71
BioSpecifics Technologies Corp *	1,400	97
Bio-Techne Corp	7,325	1,420
BioTelemetry Inc *	7,100	530
BioTime Inc *(A)	19,600	24
Bluebird Bio Inc *(A)	10,700	1,661
Blueprint Medicines Corp *	8,700	715
Brookdale Senior Living Inc, Cl A *	37,509	254
Bruker Corp	20,632	788
Calithera Biosciences Inc *	6,200	34
Cambrex Corp *	6,360	263
Cantel Medical Corp	7,777	572
Capital Senior Living Corp *	5,312	27
Cara Therapeutics Inc *(A)	4,500	77
Cardiovascular Systems Inc *	6,125	217
CareDx Inc *	6,200	193
CASI Pharmaceuticals Inc *(A)	9,300	30
Castlight Health Inc, Cl B *	24,900	79
Catalent Inc *	29,100	1,258
Catalyst Pharmaceuticals Inc *	23,400	68
Cerus Corp *	24,297	158
Charles River Laboratories International Inc *	9,606	1,366
Chemed Corp	2,945	970
ChemoCentryx Inc *	2,000	21
Chimerix Inc *	7,900	16
Civitas Solutions Inc *	3,000	53
Clearside Biomedical Inc *	3,600	5
Clovis Oncology Inc *(A)	9,766	296
Codexis Inc *	11,400	246
Coherus Biosciences Inc *	8,700	125
Collegium Pharmaceutical Inc *	6,400	113
Community Health Systems Inc *(A)	21,729	108
Computer Programs & Systems Inc	1,702	56
Concert Pharmaceuticals Inc *	3,900	59
CONMED Corp	5,608	431
Corbus Pharmaceuticals Holdings Inc *(A)	9,100	63
Corcept Therapeutics Inc *(A)	17,500	218
CorVel Corp *	1,434	96
Covetrus Inc *(A)	12,000	429

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cross Country Healthcare Inc *	9,179	$80
CryoLife Inc *	5,445	161
CryoPort Inc *(A)	4,800	55
CTI BioPharma Corp *	3,614	4
Cutera Inc *	2,900	50
Cymabay Therapeutics Inc *(A)	11,300	133
Cytokinetics Inc *	8,500	61
CytomX Therapeutics Inc *	7,600	85
CytoSorbents Corp *	5,500	44
Deciphera Pharmaceuticals Inc *	2,900	82
Denali Therapeutics Inc *	8,900	194
Dermira Inc *	7,200	60
DexCom Inc *	17,424	2,428
Dicerna Pharmaceuticals Inc *	8,500	104
Diplomat Pharmacy Inc *	9,800	63
Dova Pharmaceuticals Inc *	2,300	18
Durect Corp *	31,600	25
Dynavax Technologies Corp *(A)	11,689	108
Eagle Pharmaceuticals Inc/DE *	2,700	135
Editas Medicine Inc *	8,000	165
Elanco Animal Health Inc *(A)	14,600	441
Eloxx Pharmaceuticals Inc *	4,100	53
Emergent BioSolutions Inc *	8,584	501
Enanta Pharmaceuticals Inc *(A)	3,300	338
Encompass Health Corp	19,341	1,221
Endo International PLC *	43,900	482
Endologix Inc *	15,995	8
Ensign Group Inc/The	10,436	516
Enzo Biochem Inc *	10,000	34
Epizyme Inc *	9,700	126
Esperion Therapeutics Inc *(A)	3,900	180
Evolent Health Inc, Cl A *	14,800	195
Exact Sciences Corp *	23,054	2,098
Exelixis Inc *	59,300	1,328
Fate Therapeutics Inc *	10,300	162
FibroGen Inc *	14,200	821
Five Prime Therapeutics Inc *	5,300	61
Flexion Therapeutics Inc *	6,800	94
Fluidigm Corp *	4,553	50
G1 Therapeutics Inc *	3,900	72
Genesis Healthcare Inc, Cl A *	2,900	4
GenMark Diagnostics Inc *	4,900	38
Genomic Health Inc *	4,697	357
Geron Corp *(A)	23,970	35
Glaukos Corp *	6,500	482
Global Blood Therapeutics Inc *	9,601	504
Globus Medical Inc, Cl A *	15,100	735
GlycoMimetics Inc *	6,500	80
Guardant Health Inc *(A)	3,300	220
Haemonetics Corp *	10,147	881
Halozyme Therapeutics Inc *	26,858	463
HealthEquity Inc *	11,100	893

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HealthStream Inc *	5,964	$166
Heron Therapeutics Inc *(A)	12,700	336
Heska Corp *	1,500	123
Hill-Rom Holdings Inc	13,001	1,379
HMS Holdings Corp *	17,331	597
Homology Medicines Inc *	4,100	121
Horizon Pharma Plc *	32,500	943
ICU Medical Inc *	3,227	793
Idera Pharmaceuticals Inc *	4,037	11
Immune Design Corp *	3,200	19
ImmunoGen Inc *	25,252	119
Immunomedics Inc *(A)	27,957	441
Innovate Biopharmaceuticals Inc *(A)	5,900	12
Innoviva Inc *	14,009	220
Inogen Inc *	3,600	387
Inovalon Holdings Inc, Cl A *	10,600	139
Inovio Pharmaceuticals Inc *(A)	16,000	59
Insmed Inc *(A)	14,400	427
Inspire Medical Systems Inc *	1,500	93
Insulet Corp *(A)	11,121	1,044
Insys Therapeutics Inc *(A)	3,800	24
Integer Holdings Corp *	6,230	567
Integra LifeSciences Holdings Corp *	14,004	771
Intellia Therapeutics Inc *	5,300	81
Intercept Pharmaceuticals Inc *(A)	4,676	466
Intersect ENT Inc *	4,900	167
Intra-Cellular Therapies Inc, Cl A *	7,100	97
Intrexon Corp *(A)	11,400	91
IntriCon Corp *	1,200	32
Invacare Corp	6,889	67
Invitae Corp *	11,900	239
Ionis Pharmaceuticals Inc *(A)	25,094	1,781
Iovance Biotherapeutics Inc *	24,900	256
iRhythm Technologies Inc *	4,600	441
Ironwood Pharmaceuticals Inc, Cl A *	24,254	345
Jazz Pharmaceuticals PLC *	11,800	1,652
Jounce Therapeutics Inc *	1,600	7
Kadmon Holdings Inc *	13,400	40
Karyopharm Therapeutics Inc *	7,000	29
Kindred Biosciences Inc *	4,400	48
Kura Oncology Inc *	4,900	75
La Jolla Pharmaceutical Co *(A)	3,000	17
Lannett Co Inc *(A)	5,200	49
Lantheus Holdings Inc *	7,300	167
LeMaitre Vascular Inc	3,200	96
Lexicon Pharmaceuticals Inc *(A)	9,305	49
LHC Group Inc *	5,447	597
Ligand Pharmaceuticals Inc *(A)	4,028	500
LivaNova PLC *	9,900	923
Luminex Corp	8,555	218
MacroGenics Inc *	5,400	108
Madrigal Pharmaceuticals Inc *(A)	1,600	210

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magellan Health Inc *	4,540	$309
Mallinckrodt PLC *	16,100	402
MannKind Corp *(A)	26,900	48
Marinus Pharmaceuticals Inc *	3,800	13
Masimo Corp *	8,993	1,181
Medicines Co/The *(A)	14,857	367
MediciNova Inc *	5,900	54
Medidata Solutions Inc *(A)	10,794	810
MEDNAX Inc *	17,856	588
Medpace Holdings Inc *	4,200	231
Melinta Therapeutics Inc	340	2
Meridian Bioscience Inc	7,741	132
Merit Medical Systems Inc *	10,275	573
Minerva Neurosciences Inc *	3,700	29
Mirati Therapeutics Inc *(A)	3,500	255
Molina Healthcare Inc *	11,936	1,607
Momenta Pharmaceuticals Inc *	15,554	219
MyoKardia Inc *	6,600	296
Myriad Genetics Inc *	13,626	423
NanoString Technologies Inc *	3,500	89
NantKwest Inc *	4,700	5
Natera Inc *	7,200	114
National HealthCare Corp	2,094	170
National Research Corp, Cl A	1,112	43
Natus Medical Inc *	6,558	181
Neogen Corp *	9,706	601
NeoGenomics Inc *	13,300	261
Neos Therapeutics Inc *	8,500	19
Neurocrine Biosciences Inc *	17,400	1,344
Nevro Corp *	6,200	286
NewLink Genetics Corp *	3,916	7
NextGen Healthcare Inc *	11,815	207
Novavax Inc *(A)	55,253	39
Novocure Ltd *	13,800	741
NuVasive Inc *	10,078	594
Nuvectra Corp *	2,700	34
Ocular Therapeutix Inc *	1,700	8
Omeros Corp *(A)	9,100	131
Omnicell Inc *	7,212	613
OPKO Health Inc *(A)	72,584	185
Optinose Inc *(A)	3,100	23
OraSure Technologies Inc *	11,339	122
Organovo Holdings Inc *	16,500	17
Orthofix Medical Inc *	3,940	241
OrthoPediatrics Corp *	1,900	78
Owens & Minor Inc	9,539	60
Oxford Immunotec Global PLC *	5,400	90
Pacific Biosciences of California Inc *	30,100	220
Pacira Pharmaceuticals Inc/DE *	8,445	348
Paratek Pharmaceuticals Inc *(A)	3,300	21
Patterson Cos Inc (A)	15,400	347
PDL BioPharma Inc *	31,600	115

40	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Penumbra Inc *(A)	6,100	$815
PetIQ Inc, Cl A *	4,700	142
Phibro Animal Health Corp, Cl A	3,700	108
Pieris Pharmaceuticals Inc *	12,800	38
PolarityTE Inc *(A)	1,700	21
Portola Pharmaceuticals Inc, Cl A *(A)	14,100	433
PRA Health Sciences Inc *	11,000	1,177
Premier Inc, Cl A *	9,700	355
Prestige Consumer Healthcare Inc *(A)	11,479	336
Progenics Pharmaceuticals Inc *	11,596	51
Prothena Corp PLC *	7,600	102
Providence Service Corp/The *	2,458	175
PTC Therapeutics Inc *(A)	9,000	311
Pulse Biosciences Inc *(A)	1,900	34
Puma Biotechnology Inc *(A)	6,700	186
QIAGEN NV *	43,383	1,667
Quidel Corp *	6,312	414
R1 RCM Inc *	24,700	244
Ra Pharmaceuticals Inc *	3,600	69
Radius Health Inc *	6,600	125
RadNet Inc *	11,000	150
Reata Pharmaceuticals Inc, Cl A *	4,200	396
REGENXBIO Inc *	6,300	326
Repligen Corp *(A)	8,322	495
Retrophin Inc *	7,400	167
Revance Therapeutics Inc *	7,200	122
Rhythm Pharmaceuticals Inc *	3,100	89
Rigel Pharmaceuticals Inc *	43,059	94
Rocket Pharmaceuticals Inc *	4,000	70
Rockwell Medical Inc *(A)	10,000	46
RTI Surgical Inc *	6,918	34
Rubius Therapeutics Inc *(A)	4,600	73
Sage Therapeutics Inc *(A)	9,300	1,481
Sangamo Therapeutics Inc *	17,270	156
Sarepta Therapeutics Inc *(A)	12,800	1,846
Savara Inc *	4,800	33
SeaSpine Holdings Corp *	3,900	60
Seattle Genetics Inc *	21,600	1,604
Select Medical Holdings Corp *	22,565	334
Selecta Biosciences Inc *	3,600	7
Senseonics Holdings Inc *(A)	12,800	38
Seres Therapeutics Inc *	3,300	20
Sienna Biopharmaceuticals Inc *	5,200	13
Sientra Inc *	4,500	50
SIGA Technologies Inc *	10,000	68
Solid Biosciences Inc *	1,700	18
Sorrento Therapeutics Inc *(A)	16,700	34
Spark Therapeutics Inc *	6,300	714
Spectrum Pharmaceuticals Inc *	18,779	203
STAAR Surgical Co *	8,078	297
Stemline Therapeutics Inc *	8,200	90
STERIS PLC	16,100	1,947

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Supernus Pharmaceuticals Inc *	10,400	$425
Surgery Partners Inc *(A)	3,500	44
Surmodics Inc *	2,444	143
Syneos Health Inc, Cl A *	12,000	501
Synergy Pharmaceuticals Inc *(A)	41,915	3
Syros Pharmaceuticals Inc *	500	3
Tabula Rasa HealthCare Inc *	2,900	160
Tactile Systems Technology Inc *	3,300	251
Tandem Diabetes Care Inc *	9,000	590
Teladoc Health Inc *(A)	13,000	837
Teligent Inc/NJ *(A)	6,200	10
Tenet Healthcare Corp *	16,500	472
Tetraphase Pharmaceuticals Inc *	5,400	6
TG Therapeutics Inc *	7,600	52
TherapeuticsMD Inc *(A)	30,100	172
Theravance Biopharma Inc *(A)	7,945	193
Tivity Health Inc *	8,621	184
TransEnterix Inc *(A)	30,000	75
Tricida Inc *	2,300	53
Triple-S Management Corp, Cl B *	5,566	142
Tyme Technologies Inc *(A)	25,200	61
Ultragenyx Pharmaceutical Inc *(A)	8,500	545
United Therapeutics Corp *	8,764	1,107
UNITY Biotechnology Inc *	5,800	58
US Physical Therapy Inc	2,726	301
Utah Medical Products Inc	300	25
Vanda Pharmaceuticals Inc *	9,100	184
Varex Imaging Corp *	7,500	236
Veeva Systems Inc, Cl A *	23,500	2,771
Veracyte Inc *	3,100	63
Verastem Inc *(A)	10,200	31
Vericel Corp *	7,100	133
ViewRay Inc *	11,600	98
Viking Therapeutics Inc *(A)	8,400	71
Vocera Communications Inc *	6,142	204
Voyager Therapeutics Inc *	2,400	36
WaVe Life Sciences Ltd *	4,000	168
West Pharmaceutical Services Inc	14,230	1,491
Wright Medical Group NV *(A)	23,178	726
Xencor Inc *	7,800	237
Zafgen Inc *	10,800	48
ZIOPHARM Oncology Inc *(A)	30,346	90
Zogenix Inc *	8,300	438

		113,034

Industrials — 13.2%
AAON Inc	6,850	273
AAR Corp	7,429	271
ABM Industries Inc	11,555	412
Acacia Research Corp *	8,749	27
ACCO Brands Corp	15,729	146
Actuant Corp, Cl A	10,442	255

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acuity Brands Inc	7,800	$1,015
ADT Inc (A)	19,900	159
Advanced Disposal Services Inc, Cl A *	14,400	382
Advanced Drainage Systems Inc	7,000	178
AECOM *	29,548	915
Aegion Corp, Cl A *	5,003	87
Aerojet Rocketdyne Holdings Inc *	15,279	569
Aerovironment Inc *	3,825	305
AGCO Corp	13,523	914
Air Lease Corp, Cl A	20,331	760
Air Transport Services Group Inc *	10,936	255
Aircastle Ltd	12,157	241
Alamo Group Inc	1,535	147
Albany International Corp, Cl A	5,898	457
Allegiant Travel Co, Cl A	2,650	350
Allied Motion Technologies Inc	1,300	54
Allison Transmission Holdings Inc, Cl A	23,376	1,162
Altra Industrial Motion Corp	12,889	410
AMERCO	1,400	538
Ameresco Inc, Cl A *	779	13
American Woodmark Corp *	2,984	254
Apogee Enterprises Inc (A)	6,011	215
Applied Industrial Technologies Inc	7,261	422
ArcBest Corp	5,590	195
Arcosa Inc	9,912	332
Argan Inc	2,979	139
Armstrong Flooring Inc *	6,267	90
Armstrong World Industries Inc	8,777	642
ASGN Inc *	10,669	687
Astec Industries Inc	4,063	155
Astronics Corp *	974	35
Astronics Corp, Cl B *	2,396	85
Atkore International Group Inc *	7,500	173
Atlas Air Worldwide Holdings Inc *	4,769	256
Avis Budget Group Inc *	13,960	500
Axon Enterprise Inc *	11,169	601
AZZ Inc	4,796	221
Babcock & Wilcox Enterprises Inc *	6,115	4
Barnes Group Inc	9,652	561
Barrett Business Services Inc	1,634	128
Beacon Roofing Supply Inc *	14,670	532
Blue Bird Corp *	4,392	82
BlueLinx Holdings Inc *(A)	1,700	55
BMC Stock Holdings Inc *	12,900	247
Brady Corp, Cl A	9,427	446
Briggs & Stratton Corp	7,149	94
BrightView Holdings Inc *	4,800	65
Brink’s Co/The	9,406	742
Builders FirstSource Inc *	22,870	319
BWX Technologies Inc	20,424	1,069
Caesarstone Ltd *(A)	4,600	77
CAI International Inc *	1,672	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carlisle Cos Inc	11,777	$1,450
Casella Waste Systems Inc, Cl A *	6,991	247
CBIZ Inc *	11,445	236
CECO Environmental Corp *	5,647	43
Chart Industries Inc *	6,372	563
Cimpress NV *	4,199	346
CIRCOR International Inc *	3,715	117
Clean Harbors Inc *	9,676	658
Colfax Corp *	17,089	452
Columbus McKinnon Corp/NY	3,565	134
Comfort Systems USA Inc	6,991	375
Commercial Vehicle Group Inc *	1,600	13
Continental Building Products Inc *	6,600	190
Copa Holdings SA, Cl A (A)	6,228	549
Costamare Inc	5,100	27
CoStar Group Inc *	6,963	3,186
Covanta Holding Corp	20,858	354
Covenant Transportation Group Inc, Cl A *	3,300	75
CRA International Inc	2,105	105
Crane Co	10,329	874
CSW Industrials Inc *	2,600	148
Cubic Corp	4,689	289
Curtiss-Wright Corp	8,478	1,045
Daseke Inc *	7,700	37
Deluxe Corp	8,354	389
DMC Global Inc	3,900	183
Donaldson Co Inc	24,446	1,261
Douglas Dynamics Inc	4,222	178
Ducommun Inc *	1,500	64
DXP Enterprises Inc/TX *	4,162	147
Dycom Industries Inc *	6,107	275
Eagle Bulk Shipping Inc *	9,200	45
Echo Global Logistics Inc *	4,586	110
EMCOR Group Inc	11,687	843
Encore Wire Corp	4,403	261
Energous Corp *(A)	3,000	17
Energy Recovery Inc *(A)	10,200	82
EnerSys	7,683	567
Ennis Inc	5,288	112
Enphase Energy Inc *	16,600	151
EnPro Industries Inc	3,768	258
ESCO Technologies Inc	4,877	337
Esterline Technologies Corp *	5,490	668
Evoqua Water Technologies Corp *	17,200	234
Exponent Inc	9,172	519
Federal Signal Corp	11,947	294
Forrester Research Inc *	1,564	79
Forward Air Corp	6,418	415
Foundation Building Materials Inc *	5,300	59
Franklin Covey Co *	3,304	86
Franklin Electric Co Inc	9,781	520
FreightCar America Inc *	1,733	13

42	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FTI Consulting Inc *	8,068	$598
Gardner Denver Holdings Inc *	26,700	717
Gates Industrial Corp PLC *	8,400	135
GATX Corp (A)	7,952	632
Generac Holdings Inc *	12,445	642
Genesee & Wyoming Inc, Cl A *(A)	12,074	990
Gibraltar Industries Inc *	6,160	250
Global Brass & Copper Holdings Inc	5,100	172
GMS Inc *	8,200	160
Gorman-Rupp Co/The	4,077	138
GP Strategies Corp *	2,500	42
Graco Inc	31,705	1,489
GrafTech International Ltd	11,400	164
Graham Corp	796	18
Granite Construction Inc	9,134	425
Great Lakes Dredge & Dock Corp *	9,180	82
Greenbrier Cos Inc/The (A)	7,123	294
Griffon Corp	3,837	68
H&E Equipment Services Inc	5,625	162
Harsco Corp *	16,328	365
Hawaiian Holdings Inc	8,980	267
HC2 Holdings Inc *	11,000	35
HD Supply Holdings Inc *	36,300	1,561
Healthcare Services Group Inc (A)	13,339	509
Heartland Express Inc	9,772	196
HEICO Corp	7,618	714
HEICO Corp, Cl A	14,382	1,150
Heidrick & Struggles International Inc	2,952	127
Herc Holdings Inc *	5,667	249
Heritage-Crystal Clean Inc *	1,200	29
Herman Miller Inc	11,643	427
Hertz Global Holdings Inc *(A)	9,202	176
Hexcel Corp	17,298	1,248
Hillenbrand Inc	12,085	535
HNI Corp	8,849	342
Hub Group Inc, Cl A *	5,862	252
Hubbell Inc, Cl B	10,489	1,238
Hurco Cos Inc	1,235	53
Huron Consulting Group Inc *	4,011	184
Hyster-Yale Materials Handling Inc	2,002	135
ICF International Inc	3,668	277
IDEX Corp	15,041	2,167
IES Holdings Inc *	3,000	55
InnerWorkings Inc *	7,387	36
Insperity Inc	7,624	963
Insteel Industries Inc	2,941	67
Interface Inc, Cl A	14,045	249
ITT Inc	17,663	1,020
JELD-WEN Holding Inc *	13,900	281
JetBlue Airways Corp *	61,981	1,035
John Bean Technologies Corp	5,631	528
Kadant Inc	1,825	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kaman Corp	5,573	$343
KAR Auction Services Inc	26,229	1,237
KBR Inc	28,845	570
Kelly Services Inc, Cl A	6,795	164
Kennametal Inc	17,214	649
KeyW Holding Corp/The *	8,468	63
Kforce Inc	4,537	168
Kimball International Inc, Cl B	7,025	110
Kirby Corp *	11,426	848
Knight-Swift Transportation Holdings Inc, Cl A (A)	23,827	801
Knoll Inc	7,263	154
Korn Ferry	11,558	564
Kratos Defense & Security Solutions Inc *	16,316	281
Landstar System Inc	8,244	896
Lawson Products Inc/DE *	1,800	57
LB Foster Co, Cl A *	1,900	33
Lennox International Inc	7,129	1,748
Lincoln Electric Holdings Inc	12,233	1,057
Lindsay Corp	2,327	215
LSC Communications Inc	4,957	42
Lydall Inc *	3,632	102
Macquarie Infrastructure Corp	14,500	593
Manitowoc Co Inc/The *	5,987	108
ManpowerGroup Inc	12,656	1,066
Marten Transport Ltd	7,153	133
Masonite International Corp *	5,600	311
MasTec Inc *(A)	12,462	538
Matson Inc	8,552	309
Matthews International Corp, Cl A	6,813	271
Maxar Technologies Inc	10,900	80
McGrath RentCorp	4,348	260
Meritor Inc *	13,595	303
Middleby Corp/The *(A)	10,625	1,303
Milacron Holdings Corp *	16,100	225
Miller Industries Inc/TN	2,311	78
Mistras Group Inc *	2,697	43
Mobile Mini Inc	8,883	320
Moog Inc, Cl A	6,524	613
MRC Global Inc *	18,112	305
MSA Safety Inc	6,544	677
MSC Industrial Direct Co Inc, Cl A	8,403	709
Mueller Industries Inc	11,208	370
Mueller Water Products Inc, Cl A	32,712	342
Multi-Color Corp	2,557	128
MYR Group Inc *	4,079	137
National Presto Industries Inc	1,091	122
Navigant Consulting Inc	10,241	211
Navistar International Corp *	10,491	403
NCI Building Systems Inc *	6,048	43
Nexeo Solutions Inc *(A)	10,000	99
NN Inc	5,587	55

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordson Corp	11,212	$1,522
Northwest Pipe Co *	2,600	64
NOW Inc *	21,600	312
NV5 Global Inc *	1,400	111
nVent Electric PLC	33,100	910
Old Dominion Freight Line Inc	13,190	1,989
Omega Flex Inc	600	44
Orion Group Holdings Inc *	6,324	27
Oshkosh Corp	14,317	1,114
Owens Corning	20,560	1,027
Park-Ohio Holdings Corp	1,118	36
Patrick Industries Inc *	5,225	236
PGT Innovations Inc *	10,000	151
PICO Holdings Inc *	4,621	48
Pitney Bowes Inc	39,400	283
Plug Power Inc *(A)	55,300	99
Powell Industries Inc	1,364	44
Preformed Line Products Co	90	5
Primoris Services Corp	7,847	183
Proto Labs Inc *	5,099	576
Quad/Graphics Inc, Cl A (A)	6,862	100
Quanex Building Products Corp	6,965	120
Radiant Logistics Inc *	12,400	79
Raven Industries Inc	6,255	250
RBC Bearings Inc *	4,795	672
Regal Beloit Corp	9,025	756
Resideo Technologies Inc *	24,500	630
Resources Connection Inc	3,581	62
REV Group Inc	8,400	74
Rexnord Corp *	22,226	593
RR Donnelley & Sons Co	13,219	71
Rush Enterprises Inc, Cl A	5,399	226
Rush Enterprises Inc, Cl B	1,800	74
Ryder System Inc	9,500	591
Saia Inc *	5,392	357
Schneider National Inc, Cl B	10,500	230
Scorpio Bulkers Inc	15,916	68
Sensata Technologies Holding PLC *(A)	31,100	1,578
Simpson Manufacturing Co Inc	7,343	440
SiteOne Landscape Supply Inc *(A)	8,400	451
SkyWest Inc	9,922	536
SP Plus Corp *	4,298	148
Spartan Motors Inc	6,500	59
Sparton *	1,100	20
Spirit AeroSystems Holdings Inc, Cl A	20,775	2,053
Spirit Airlines Inc *	13,447	756
SPX Corp *	8,894	323
SPX FLOW Inc *	9,294	321
Standex International Corp	2,429	199
Steelcase Inc, Cl A	17,557	307
Stericycle Inc *	16,300	727
Sterling Construction Co Inc *	2,700	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Hydraulics Corp	6,577	$313
Sunrun Inc *(A)	15,800	245
Systemax Inc	1,400	28
Team Inc *	5,757	90
Teledyne Technologies Inc *	7,037	1,661
Tennant Co	3,238	205
Terex Corp	14,170	476
Tetra Tech Inc	11,542	693
Textainer Group Holdings Ltd *	3,853	42
Thermon Group Holdings Inc *	6,882	171
Timken Co/The	13,409	582
Titan International Inc	10,772	67
Titan Machinery Inc *	3,312	64
Toro Co/The	20,400	1,399
TPI Composites Inc *	4,300	130
TransUnion	36,700	2,369
Trex Co Inc *	12,080	905
TriMas Corp *	9,876	319
TriNet Group Inc *	8,800	539
Trinity Industries Inc	29,742	696
Triton International Ltd/Bermuda	11,284	371
Triumph Group Inc	9,696	225
TrueBlue Inc *	8,328	192
Tutor Perini Corp *	8,051	152
Twin Disc Inc *	3,100	55
UniFirst Corp/MA	2,740	394
Univar Inc *	23,000	520
Universal Forest Products Inc	13,165	408
Universal Logistics Holdings Inc	700	16
Upwork Inc *	3,200	76
US Ecology Inc	4,640	266
USG Corp *	17,082	736
Valmont Industries Inc	3,914	535
Vectrus Inc *	1,379	37
Veritiv Corp *	2,000	58
Viad Corp	4,271	247
Vicor Corp *	2,500	79
Vivint Solar Inc *	4,900	26
VSE Corp	2,000	71
Wabash National Corp	11,741	174
WABCO Holdings Inc *	10,310	1,418
WageWorks Inc *	7,771	256
Watsco Inc	6,359	915
Watts Water Technologies Inc, Cl A	5,856	472
Welbilt Inc *	24,950	398
Werner Enterprises Inc	9,390	324
Wesco Aircraft Holdings Inc *	12,046	102
WESCO International Inc *	8,666	472
Willdan Group Inc *	1,300	49
WillScot Corp, Cl A *	6,300	64
Woodward Inc	10,642	1,025
XPO Logistics Inc *	24,490	1,233

44	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
YRC Worldwide Inc *	4,500	$35

		127,588

Information Technology — 19.6%
2U Inc *(A)	10,300	759
3D Systems Corp *(A)	18,747	265
8x8 Inc *	16,714	329
A10 Networks Inc *	9,800	68
Acacia Communications Inc *	4,300	229
ACI Worldwide Inc *	22,912	730
ADTRAN Inc	9,897	149
Advanced Energy Industries Inc *	6,919	349
Aerohive Networks Inc *	4,800	24
Agilysys Inc *	900	19
Alarm.com Holdings Inc *(A)	5,900	387
Alpha & Omega Semiconductor Ltd *	5,600	60
Altair Engineering Inc, Cl A *	4,800	170
Alteryx Inc, Cl A *(A)	5,000	382
Ambarella Inc *(A)	6,900	279
Amber Road Inc *	1,900	19
Amdocs Ltd	28,768	1,599
American Software Inc/GA, Cl A	2,872	33
Amkor Technology Inc *	20,913	184
Anaplan Inc *	4,100	154
Anixter International Inc *	6,041	354
Appfolio Inc, Cl A *	2,400	173
Applied Optoelectronics Inc *(A)	3,800	51
Aquantia Corp *	4,100	32
Arlo Technologies Inc *	13,252	57
ARRIS International PLC *	30,970	981
Arrow Electronics Inc *	16,825	1,341
Aspen Technology Inc *	14,067	1,417
Atlassian Corp PLC, Cl A *	19,500	2,096
Avalara Inc *	1,700	89
Avaya Holdings Corp *	20,100	311
Avid Technology Inc *	5,000	24
Avnet Inc	22,599	983
AVX Corp	8,778	160
Axcelis Technologies Inc *	5,550	117
AXT Inc *	6,600	29
Badger Meter Inc	5,724	337
Bel Fuse Inc, Cl B	888	22
Belden Inc	8,723	539
Benchmark Electronics Inc	9,930	272
Benefitfocus Inc *(A)	5,300	260
Black Knight Inc *	28,337	1,481
Blackbaud Inc	9,455	730
Blackline Inc *	7,000	366
Booz Allen Hamilton Holding Corp, Cl A	27,265	1,441
Bottomline Technologies DE Inc *	7,571	378
Box Inc, Cl A *	24,400	494
Brightcove Inc *	6,800	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brooks Automation Inc	12,203	$392
Cabot Microelectronics Corp	5,305	600
CACI International Inc, Cl A *	4,932	899
CalAmp Corp *	8,156	113
Calix Inc *	4,945	41
Carbon Black Inc *	8,700	114
Carbonite Inc *	4,600	107
Cardtronics PLC *	8,885	262
Casa Systems Inc *	2,800	29
Cass Information Systems Inc	3,154	165
CDK Global Inc	25,700	1,491
CDW Corp/DE	28,500	2,676
Ceridian HCM Holding Inc *(A)	6,300	309
CEVA Inc *	3,838	107
ChannelAdvisor Corp *	2,400	31
Ciena Corp *	27,186	1,160
Cirrus Logic Inc *	12,095	485
Cision Ltd *	16,500	215
Clearfield Inc *	1,400	20
Cloudera Inc *	36,968	539
Cognex Corp (A)	32,316	1,726
Coherent Inc *	4,653	619
Cohu Inc	6,836	122
CommScope Holding Co Inc *	36,800	858
CommVault Systems Inc *	7,284	491
Comtech Telecommunications Corp	4,332	115
Conduent Inc *	38,300	560
Control4 Corp *	3,700	67
CoreLogic Inc/United States *	15,283	560
Cornerstone OnDemand Inc *	9,799	554
Coupa Software Inc *	10,200	961
Cray Inc *	7,570	186
Cree Inc *(A)	19,023	1,035
CSG Systems International Inc	6,917	287
CTS Corp	6,245	201
Cypress Semiconductor Corp	68,135	1,051
Daktronics Inc	4,580	37
Dell Technologies Inc, Cl C *	29,172	1,628
Diebold Nixdorf Inc *	14,133	130
Digi International Inc *	3,601	48
Digimarc Corp *(A)	2,076	63
Diodes Inc *	7,842	316
DocuSign Inc, Cl A *(A)	14,700	811
Dolby Laboratories Inc, Cl A	12,404	804
Ebix Inc (A)	4,825	281
EchoStar Corp, Cl A *	10,503	405
Elastic NV *	1,800	163
Electronics For Imaging Inc *	9,328	252
Ellie Mae Inc *	7,163	713
Endurance International Group Holdings Inc *	9,100	64
Entegris Inc	28,808	1,018

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Envestnet Inc *	8,552	$522
EPAM Systems Inc *	9,800	1,585
ePlus Inc *	2,288	205
Euronet Worldwide Inc *	9,488	1,274
Everbridge Inc *	5,000	354
Everi Holdings Inc *	12,900	99
EVERTEC Inc	13,600	389
Evo Payments Inc, Cl A *	3,200	86
Exela Technologies Inc *	9,100	36
ExlService Holdings Inc *	6,623	407
Extreme Networks Inc *	19,687	162
Fabrinet *	7,315	428
Fair Isaac Corp *	5,491	1,361
FARO Technologies Inc *	2,508	115
Finisar Corp *	22,054	540
FireEye Inc *	40,800	684
First Data Corp, Cl A *	105,100	2,642
First Solar Inc *	15,500	815
Fitbit Inc, Cl A *(A)	35,000	207
Five9 Inc *	12,100	642
ForeScout Technologies Inc *	5,500	228
FormFactor Inc *	12,919	205
Genpact Ltd	28,450	945
Glu Mobile Inc *	16,800	151
GoDaddy Inc, Cl A *	31,900	2,381
GTT Communications Inc *(A)	7,100	222
Guidewire Software Inc *	16,369	1,502
Hackett Group Inc/The	3,300	54
Harmonic Inc *	14,394	79
HubSpot Inc *	7,000	1,179
Ichor Holdings Ltd *(A)	4,100	86
II-VI Inc *	11,043	469
Immersion Corp *	3,567	32
Impinj Inc *	3,600	60
Infinera Corp *	28,784	147
Inphi Corp *	7,762	335
Insight Enterprises Inc *	7,198	402
Instructure Inc *	7,300	341
Integrated Device Technology Inc *	25,245	1,220
InterDigital Inc	7,130	497
Internap Corp *	4,075	22
Itron Inc *	6,411	340
j2 Global Inc	8,757	744
Jabil Inc	32,200	914
KEMET Corp	9,300	176
Kimball Electronics Inc *	2,893	45
Knowles Corp *	15,500	252
Kopin Corp *	8,823	13
KVH Industries Inc *	1,997	23
Lattice Semiconductor Corp *	22,462	265
Leidos Holdings Inc	27,150	1,754
Limelight Networks Inc *	15,000	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Littelfuse Inc	4,631	$894
LivePerson Inc *	11,191	313
LiveRamp Holdings Inc *(A)	15,274	821
LogMeIn Inc	9,813	780
Lumentum Holdings Inc *	13,570	675
MACOM Technology Solutions Holdings Inc *	7,125	136
Manhattan Associates Inc *	12,780	700
ManTech International Corp/VA, Cl A	4,922	268
Marvell Technology Group Ltd	108,057	2,156
MAXIMUS Inc	12,816	906
MaxLinear Inc, Cl A *	11,844	298
Maxwell Technologies Inc *(A)	6,300	30
Mercury Systems Inc *	9,323	592
Mesa Laboratories Inc	600	138
Methode Electronics Inc	6,984	196
MicroStrategy Inc, Cl A *	1,553	220
Mitek Systems Inc *	5,800	63
MKS Instruments Inc	10,023	831
MobileIron Inc *	11,500	58
Model N Inc *	7,600	131
MoneyGram International Inc *	7,705	19
Monolithic Power Systems Inc	7,951	1,066
Monotype Imaging Holdings Inc	9,060	178
MTS Systems Corp	3,089	165
Nanometrics Inc *	5,744	163
National Instruments Corp	22,567	1,055
NCR Corp *	22,783	638
NeoPhotonics Corp *	7,500	60
NETGEAR Inc *	6,692	240
NetScout Systems Inc *	15,158	415
New Relic Inc *	8,500	899
NIC Inc	13,222	226
nLight Inc *	6,800	145
Novanta Inc *	5,862	479
Nuance Communications Inc *	54,381	912
Nutanix Inc, Cl A *	27,700	1,387
NVE Corp	694	71
NXP Semiconductors NV	66,900	6,109
Okta Inc, Cl A *	16,600	1,409
ON Semiconductor Corp *	80,400	1,727
OneSpan Inc *	4,254	91
OSI Systems Inc *	2,768	240
Palo Alto Networks Inc *	17,633	4,342
PAR Technology Corp *	4,100	111
Park City Group Inc *	3,600	29
Park Electrochemical Corp	5,082	88
Paycom Software Inc *	9,900	1,799
Paylocity Holding Corp *	5,600	490
PC Connection Inc	2,231	90
PDF Solutions Inc *	4,653	55
Pegasystems Inc	6,936	456
Perficient Inc *	6,700	192

46	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Perspecta Inc	27,900	$589
Photronics Inc *	13,129	129
Plantronics Inc	7,169	360
Plexus Corp *	5,628	348
Pluralsight Inc, Cl A *	4,700	153
Power Integrations Inc	6,289	459
Presidio Inc	3,900	65
Progress Software Corp	9,358	344
Proofpoint Inc *	9,700	1,145
PROS Holdings Inc *	5,899	251
PTC Inc *	22,490	2,088
Pure Storage Inc, Cl A *	31,800	651
Q2 Holdings Inc *	7,500	516
QAD Inc, Cl A	2,900	131
Qualys Inc *	6,800	569
Quantenna Communications Inc *	4,300	78
Rambus Inc *	21,110	217
Rapid7 Inc *	6,900	318
RealPage Inc *	14,846	909
Ribbon Communications Inc *	13,520	70
RingCentral Inc, Cl A *	13,200	1,390
Rogers Corp *	3,693	573
Rudolph Technologies Inc *	5,507	124
Sabre Corp	52,600	1,180
SailPoint Technologies Holding Inc *	14,200	438
Sanmina Corp *	13,366	427
ScanSource Inc *	4,796	180
Science Applications International Corp	10,276	768
Semtech Corp *	11,775	648
ServiceNow Inc *	34,869	8,349
ServiceSource International Inc *	9,746	9
ShotSpotter Inc *	1,400	70
Silicon Laboratories Inc *	8,882	720
SMART Global Holdings Inc *(A)	1,100	32
SolarWinds Corp *	6,100	116
Splunk Inc *	28,384	3,857
SPS Commerce Inc *	3,029	323
Square Inc, Cl A *	57,300	4,655
SS&C Technologies Holdings Inc	39,818	2,452
Stratasys Ltd *(A)	9,769	278
SunPower Corp, Cl A *(A)	10,636	69
Switch Inc, Cl A	6,600	57
Sykes Enterprises Inc *	8,011	237
Synaptics Inc *	6,887	288
SYNNEX Corp	7,781	763
Tableau Software Inc, Cl A *	14,000	1,847
Tech Data Corp *	7,665	784
Telenav Inc *	3,400	20
Tenable Holdings Inc *(A)	2,400	75
Teradata Corp *	23,400	1,132
Teradyne Inc	34,300	1,400
TiVo Corp	27,958	280

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trade Desk Inc/The, Cl A *(A)	6,300	$1,244
Travelport Worldwide Ltd *	26,900	423
Trimble Inc *	48,020	1,921
TTEC Holdings Inc	3,427	117
TTM Technologies Inc *	21,287	258
Tucows Inc, Cl A *	1,800	140
Twilio Inc, Cl A *(A)	17,316	2,107
Tyler Technologies Inc *	7,687	1,574
Ubiquiti Networks Inc	2,600	375
Ultimate Software Group Inc/The *	6,035	2,001
Ultra Clean Holdings Inc *	7,052	75
Unisys Corp *(A)	9,183	124
Universal Display Corp (A)	8,108	1,210
Upland Software Inc *	3,000	105
USA Technologies Inc *(A)	7,200	29
Varonis Systems Inc *	5,300	302
Veeco Instruments Inc *	9,910	113
Verint Systems Inc *	11,950	636
Versum Materials Inc	20,500	1,004
ViaSat Inc *(A)	11,456	865
Viavi Solutions Inc *	40,400	530
VirnetX Holding Corp *(A)	4,742	29
Virtusa Corp *	5,149	260
Vishay Intertechnology Inc (A)	27,317	599
Vishay Precision Group Inc *	3,164	110
VMware Inc, Cl A *	13,817	2,374
WEX Inc *	7,876	1,402
Workday Inc, Cl A *	28,189	5,579
Workiva Inc, Cl A *	4,600	227
Worldpay Inc, Cl A *	58,214	5,577
Xperi Corp	9,930	238
Yext Inc *	15,600	290
Zebra Technologies Corp, Cl A *	10,164	2,038
Zendesk Inc *	20,200	1,596
Zix Corp *	11,213	101
Zscaler Inc *(A)	12,200	606

		189,006

Materials — 4.4%
AdvanSix Inc *	5,900	193
AgroFresh Solutions Inc *	4,600	20
AK Steel Holding Corp *(A)	63,900	193
Alcoa Corp *	36,300	1,071
Allegheny Technologies Inc *(A)	23,400	670
American Vanguard Corp	8,099	152
AptarGroup Inc	12,666	1,289
Ardagh Group SA, Cl A	5,500	72
Ashland Global Holdings Inc	11,808	914
Axalta Coating Systems Ltd *	41,400	1,107
Balchem Corp	5,788	514
Bemis Co Inc	17,100	905
Berry Global Group Inc *	26,641	1,398

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boise Cascade Co	7,270	$203
Cabot Corp	12,332	578
Carpenter Technology Corp	9,601	451
Century Aluminum Co *	8,259	71
Chase Corp	1,300	126
Chemours Co/The	34,800	1,323
Clearwater Paper Corp *	2,951	84
Cleveland-Cliffs Inc (A)	60,000	665
Coeur Mining Inc *	35,661	170
Commercial Metals Co	22,941	380
Compass Minerals International Inc	6,740	353
Crown Holdings Inc *	25,135	1,365
Domtar Corp	11,650	593
Eagle Materials Inc	9,283	710
Element Solutions Inc *	40,800	459
Ferro Corp *	16,505	320
Ferroglobe *(C)	11,102	—
Flotek Industries Inc *	10,196	33
Forterra Inc *(A)	5,600	29
FutureFuel Corp	3,876	71
GCP Applied Technologies Inc *	14,924	447
Gold Resource Corp	12,400	58
Graphic Packaging Holding Co	64,417	785
Greif Inc, Cl A	4,519	182
Greif Inc, Cl B	1,300	59
Hawkins Inc	1,773	73
Haynes International Inc	2,823	99
HB Fuller Co	10,833	547
Hecla Mining Co	100,168	240
Huntsman Corp	42,124	1,044
Ingevity Corp *	8,700	1,002
Innophos Holdings Inc	4,189	139
Innospec Inc	4,813	394
Intrepid Potash Inc *	19,600	75
Kaiser Aluminum Corp	3,554	389
Koppers Holdings Inc *	4,473	110
Kraton Corp *	7,080	252
Kronos Worldwide Inc	3,484	53
Livent Corp *(A)	5,700	73
Louisiana-Pacific Corp	29,142	736
LSB Industries Inc *	2,939	21
Materion Corp	3,474	201
Minerals Technologies Inc	6,924	410
Myers Industries Inc	7,018	134
Neenah Inc	3,393	229
NewMarket Corp	1,597	701
Olin Corp	31,016	802
Olympic Steel Inc	1,927	37
OMNOVA Solutions Inc *	7,567	62
Owens-Illinois Inc	31,200	622
PH Glatfelter Co	7,871	106
PolyOne Corp	16,832	549

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PQ Group Holdings Inc *	5,400	$88
Quaker Chemical Corp	2,734	571
Rayonier Advanced Materials Inc	9,817	138
Reliance Steel & Aluminum Co	13,738	1,226
Royal Gold Inc	12,502	1,105
RPM International Inc	25,188	1,458
Ryerson Holding Corp *	1,400	12
Schnitzer Steel Industries Inc, Cl A	4,656	113
Schweitzer-Mauduit International Inc	6,138	237
Scotts Miracle-Gro Co/The, Cl A (A)	8,059	660
Sensient Technologies Corp	8,535	552
Silgan Holdings Inc	16,760	474
Sonoco Products Co	18,721	1,084
Southern Copper Corp (A)	16,529	589
Steel Dynamics Inc	42,237	1,576
Stepan Co	3,825	360
Summit Materials Inc, Cl A *(A)	23,906	406
SunCoke Energy Inc *	14,846	147
TimkenSteel Corp *	7,904	99
Trecora Resources *	2,517	24
Tredegar Corp	5,341	93
Trinseo SA	8,600	432
Tronox Ltd, Cl A	19,200	227
UFP Technologies Inc *	1,800	60
United States Lime & Minerals Inc	400	29
United States Steel Corp	33,800	757
US Concrete Inc *	3,000	120
Valvoline Inc	37,836	711
Verso Corp *	6,500	128
Warrior Met Coal Inc	8,000	234
Westlake Chemical Corp	7,610	532
Worthington Industries Inc	8,002	315
WR Grace & Co	13,024	1,012

		42,682

Real Estate — 8.4%
Acadia Realty Trust ‡	16,439	468
Agree Realty Corp ‡(A)	6,747	443
Alexander & Baldwin Inc ‡	12,891	296
Alexander’s Inc ‡	488	186
Altisource Portfolio Solutions SA *(A)	1,700	43
American Assets Trust Inc ‡	7,991	347
American Campus Communities Inc ‡	26,762	1,206
American Homes 4 Rent, Cl A ‡	49,200	1,075
Americold Realty Trust ‡	16,800	483
Apple Hospitality Inc ‡	45,300	747
Armada Hoffler Properties Inc ‡	7,500	115
Ashford Hospitality Trust Inc ‡	14,971	80
Bluerock Residential Growth REIT Inc, Cl A ‡	5,800	61
Braemar Hotels & Resorts Inc ‡	4,381	57
Brandywine Realty Trust ‡	37,639	592
Brixmor Property Group Inc ‡	58,300	1,018

48	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brookfield Property REIT Inc, Cl A ‡(A)	23,000	$451
Camden Property Trust ‡	17,038	1,671
CareTrust REIT Inc ‡	15,453	345
CatchMark Timber Trust Inc, Cl A ‡	7,800	74
CBL & Associates Properties Inc ‡(A)	33,182	71
Cedar Realty Trust Inc	18,338	64
Chatham Lodging Trust ‡	7,735	155
Chesapeake Lodging Trust ‡	13,167	397
City Office REIT Inc ‡	4,700	52
Colony Capital Inc ‡	94,094	523
Columbia Property Trust Inc ‡	25,500	552
Community Healthcare Trust Inc ‡	3,900	139
Consolidated-Tomoka Land Co	500	30
CoreCivic Inc ‡	24,402	517
CorEnergy Infrastructure Trust Inc ‡	2,140	78
CorePoint Lodging Inc	8,250	115
CoreSite Realty Corp ‡	7,173	733
Corporate Office Properties Trust ‡	21,930	570
Cousins Properties Inc ‡	78,673	749
CubeSmart ‡	35,722	1,094
Cushman & Wakefield PLC *	8,800	161
CyrusOne Inc ‡	21,029	1,048
DiamondRock Hospitality Co ‡	43,307	463
Douglas Emmett Inc ‡	32,385	1,250
Easterly Government Properties Inc (A)	11,100	200
EastGroup Properties Inc ‡	7,285	770
Empire State Realty Trust Inc, Cl A ‡	29,200	444
EPR Properties ‡	14,051	1,032
Equity Commonwealth *‡	22,644	739
Equity LifeStyle Properties Inc ‡	16,832	1,829
Essential Properties Realty Trust Inc	6,900	117
Farmland Partners Inc ‡	9,000	46
First Industrial Realty Trust Inc ‡	23,353	783
Forestar Group Inc *	1,067	18
Four Corners Property Trust Inc ‡	12,719	348
Franklin Street Properties Corp ‡	19,396	140
Front Yard Residential Corp ‡	11,300	126
FRP Holdings Inc *	838	43
Gaming and Leisure Properties Inc ‡	39,015	1,419
GEO Group Inc/The ‡	22,285	506
Getty Realty Corp	6,289	207
Gladstone Commercial Corp ‡	4,519	93
Global Net Lease Inc ‡	15,033	268
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	11,500	283
Healthcare Realty Trust Inc ‡	23,355	739
Healthcare Trust of America Inc, Cl A ‡	39,850	1,135
Hersha Hospitality Trust, Cl A ‡	9,019	170
HFF Inc, Cl A *	7,895	357
Highwoods Properties Inc ‡	20,168	934
Hospitality Properties Trust ‡	30,741	832
Howard Hughes Corp/The *	8,017	893

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Pacific Properties Inc ‡	29,270	$972
Independence Realty Trust Inc ‡	20,300	210
Industrial Logistics Properties Trust ‡	13,609	284
InfraREIT Inc ‡	8,200	175
Innovative Industrial Properties Inc, Cl A (A)	2,200	174
Investors Real Estate Trust	2,403	145
Invitation Homes Inc ‡	57,081	1,313
iStar Inc ‡	16,418	144
JBG SMITH Properties ‡	19,800	798
Jernigan Capital Inc ‡	3,300	71
Jones Lang LaSalle Inc	8,659	1,430
Kennedy-Wilson Holdings Inc	25,929	539
Kilroy Realty Corp ‡	18,943	1,396
Kite Realty Group Trust ‡	15,455	243
Ladder Capital Corp, Cl A ‡	19,962	366
Lamar Advertising Co, Cl A ‡	16,897	1,311
Lexington Realty Trust ‡	43,090	400
Liberty Property Trust ‡	28,175	1,333
Life Storage Inc ‡	9,193	897
LTC Properties Inc ‡	6,717	298
Mack-Cali Realty Corp ‡	15,567	327
Marcus & Millichap Inc *	5,100	197
MedEquities Realty Trust Inc *‡	4,300	46
Medical Properties Trust Inc ‡	69,262	1,263
Monmouth Real Estate Investment Corp, Cl A ‡	13,346	177
National Health Investors Inc ‡	7,764	606
National Retail Properties Inc ‡	31,843	1,659
National Storage Affiliates Trust ‡	9,500	269
New Senior Investment Group Inc ‡	16,600	86
Newmark Group Inc, Cl A	30,905	286
NexPoint Residential Trust Inc ‡	2,500	90
NorthStar Realty Europe Corp ‡	10,009	180
Office Properties Income Trust	9,591	293
Omega Healthcare Investors Inc ‡	39,547	1,420
One Liberty Properties Inc ‡	2,524	73
Outfront Media Inc ‡	24,909	559
Paramount Group Inc ‡	39,000	560
Park Hotels & Resorts Inc ‡	38,891	1,215
Pebblebrook Hotel Trust ‡(A)	25,325	811
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	84
Physicians Realty Trust ‡	38,400	694
Piedmont Office Realty Trust Inc, Cl A ‡(A)	24,666	505
PotlatchDeltic Corp ‡	13,912	501
Preferred Apartment Communities Inc, Cl A ‡	6,000	91
PS Business Parks Inc ‡	4,228	622
QTS Realty Trust Inc, Cl A ‡	9,400	392
Rayonier Inc ‡	25,853	762
RE/MAX Holdings Inc, Cl A	3,200	126
Realogy Holdings Corp (A)	24,502	333
Redfin Corp *(A)	16,700	333

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Opportunity Investments Corp ‡	22,759	$391
Retail Properties of America Inc, Cl A	41,703	520
Retail Value Inc	3,040	95
Rexford Industrial Realty Inc ‡	17,200	590
RLJ Lodging Trust ‡	36,354	675
RMR Group Inc/The	1,170	84
RPT Realty	16,337	207
Ryman Hospitality Properties Inc ‡	8,360	677
Sabra Health Care REIT Inc ‡	37,020	671
Saul Centers Inc ‡	2,144	121
Senior Housing Properties Trust ‡	43,307	561
Seritage Growth Properties *‡(A)	5,300	234
SITE Centers Corp ‡	29,507	394
Spirit MTA REIT ‡	8,556	63
Spirit Realty Capital Inc	17,113	661
St Joe Co/The *	8,100	126
STAG Industrial Inc ‡	17,356	480
STORE Capital Corp ‡	37,900	1,231
Stratus Properties Inc *	1,900	46
Summit Hotel Properties Inc ‡	19,629	224
Sun Communities Inc ‡	16,621	1,888
Sunstone Hotel Investors Inc ‡	43,138	649
Tanger Factory Outlet Centers Inc ‡(A)	17,549	379
Taubman Centers Inc ‡	11,887	635
Tejon Ranch Co *	1,976	37
Terreno Realty Corp ‡	12,463	510
Tier REIT Inc ‡	9,500	230
Trinity Place Holdings Inc *	5,200	21
UMH Properties Inc ‡	5,400	74
Uniti Group Inc ‡(A)	33,960	327
Universal Health Realty Income Trust ‡	2,216	165
Urban Edge Properties ‡	23,600	458
Urstadt Biddle Properties Inc, Cl A ‡	6,156	129
VEREIT Inc ‡	185,800	1,481
VICI Properties Inc	77,000	1,641
Washington Prime Group Inc ‡(A)	37,502	217
Washington Real Estate Investment Trust ‡	16,313	432
Weingarten Realty Investors ‡	24,368	702
Whitestone REIT, Cl B ‡	7,077	92
WP Carey Inc ‡	31,200	2,305
Xenia Hotels & Resorts Inc ‡	20,400	398

		80,870

Utilities — 2.7%
ALLETE Inc	9,470	768
American States Water Co	7,674	546
Aqua America Inc	33,937	1,220
Artesian Resources Corp, Cl A	2,184	86
Atlantic Power Corp *	12,421	33
Avangrid Inc (A)	10,150	491
Avista Corp	13,852	560
Black Hills Corp	9,802	696

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadiz Inc *(A)	4,300	$42
California Water Service Group	9,641	502
Chesapeake Utilities Corp	2,915	262
Clearway Energy Inc, Cl A	7,000	103
Clearway Energy Inc, Cl C	12,100	181
Connecticut Water Service Inc	1,906	128
Consolidated Water Co Ltd	3,000	40
El Paso Electric Co	8,036	432
Hawaiian Electric Industries Inc	21,758	833
IDACORP Inc	9,624	947
MDU Resources Group Inc	39,532	1,044
MGE Energy Inc	6,114	391
Middlesex Water Co	2,701	159
National Fuel Gas Co (A)	16,588	998
New Jersey Resources Corp	16,294	789
Northwest Natural Holding Co	6,276	403
NorthWestern Corp	9,146	627
OGE Energy Corp	38,276	1,628
ONE Gas Inc	9,600	830
Ormat Technologies Inc (A)	8,334	465
Otter Tail Corp	7,746	389
Pattern Energy Group Inc, Cl A	13,600	284
PG&E Corp *	98,300	1,674
PNM Resources Inc	16,417	717
Portland General Electric Co	16,500	827
SJW Group	4,164	255
South Jersey Industries Inc (A)	18,296	530
Southwest Gas Holdings Inc	9,641	790
Spark Energy Inc, Cl A	2,000	20
Spire Inc	10,203	809
TerraForm Power Inc, Cl A	11,976	150
UGI Corp	33,796	1,855
Unitil Corp	3,058	168
Vistra Energy Corp	78,468	2,043
York Water Co/The	2,352	86

		25,801
Total Common Stock (Cost $724,722) ($ Thousands)		939,141

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
2.374%, 06/20/2019 (D)	$1,500	1,489

Total U.S. Treasury Obligation (Cost $1,489) ($ Thousands)		1,489

50	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
A Schulman Inc CVR *‡‡(C)	6,129	$12

Corium International CVR *‡‡	6,300	3

NewStar Financial Inc CVR *‡‡(C)	3,393	2

Media General Inc CVR *‡‡(C)	20,200	1

Pulse Biosciences *‡‡	1,900	–

Tobira Therapeutics CVR *‡‡(C)	2,300	–

Total Rights (Cost $3) ($ Thousands)		18

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 11.6%
SEI Liquidity Fund, L.P.
2.470% **†(E)	112,037,712	$112,034

Total Affiliated Partnership (Cost $112,036) ($ Thousands)		112,034

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	23,248,029	23,248
Total Cash Equivalent (Cost $23,248) ($ Thousands)		23,248

Total Investments in Securities — 111.6%
(Cost $861,498) ($ Thousands)		$1,075,930

A list of open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	148	Mar-2019	$10,265	$11,659	$ 1,394
S&P Mid Cap 400 Index E-MINI	72	Mar-2019	12,300	13,757	1,457

			$22,565	$25,416	$ 2,851

Percentages are based on Net Assets of $964,286 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019. The total market value of securities on loan at February 28, 2019 was $108,590 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2019, such securities amounted to $896 ($ Thousands), or 0.1% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $112,035 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$939,141	$–	$–	$939,141
U.S. Treasury Obligation	–	1,489	–	1,489
Rights	3	–	15	18
Affiliated Partnership	–	112,034	–	112,034
Cash Equivalent	23,248	–	–	23,248

Total Investments in Securities	$962,392	$113,523	$15	$1,075,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,851	$–	$–	$2,851

Total Other Financial Instruments	$2,851	$–	$–	$2,851

*Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Extended Market Index Fund (Continued)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Investments Co	$ 1,653	$ —	$ —	$—	$(286)	$ 1,367	$ 16
SEI Liquidity Fund, L.P.	133,183	220,360	(241,504)	—	(5)	112,034	532
SEI Daily Income Trust, Government Fund, Cl F	19,314	134,886	(130,952)	—	—	23,248	297

Totals	$154,150	$355,246	$(372,456)	$—	$(291)	$136,649	$845

52	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Communication Services — 2.0%
AMC Networks Inc, Cl A *(A)	12,300	$808
ATN International Inc	700	39
Boingo Wireless Inc *	30,821	690
Care.com Inc *	8,964	226
Cogent Communications Holdings	2,400	117
DHI Group Inc *	37,500	99
Entercom Communications Corp, Cl A (A)	54,900	338
IMAX Corp *	1,400	32
Intelsat SA *	6,275	151
Live Nation Entertainment Inc *	1,400	79
Meredith Corp (A)	14,470	829
pdvWireless Inc *	4,158	163
Rosetta Stone Inc *	100	2
Shenandoah Telecommunications Co	7,924	352
Sinclair Broadcast Group Inc, Cl A	14,600	527
Telephone & Data Systems Inc	19,915	638
United States Cellular Corp *	1,300	61
Vonage Holdings Corp *	91,031	936
Zynga Inc, Cl A *	50,952	266

		6,353

Consumer Discretionary — 12.7%
1-800-Flowers.com Inc, Cl A *	3,300	59
Aaron’s Inc	6,800	369
Abercrombie & Fitch Co, Cl A	24,025	527
Adtalem Global Education Inc *	12,950	624
American Axle & Manufacturing Holdings Inc *	33,200	535
American Public Education Inc *	1,900	61
America’s Car-Mart Inc/TX *	700	57
Aramark	5,500	167
Asbury Automotive Group Inc *	1,800	129
Beazer Homes USA Inc *	18,700	227
Big Lots Inc (A)	7,300	230
BJ’s Restaurants Inc	2,000	96
Bloomin’ Brands Inc	7,400	153
Bright Horizons Family Solutions Inc *	15,785	1,957
Brinker International Inc (A)	8,900	407
Brunswick Corp/DE	9,800	517
Cable One Inc	300	285
Canada Goose Holdings Inc *(A)	13,100	746
Carriage Services Inc, Cl A	2,300	48
Carrols Restaurant Group Inc *	4,400	47
Carter’s Inc	5,480	534
Cato Corp/The, Cl A	2,900	46
Cavco Industries Inc *	3,401	471
Cheesecake Factory Inc/The	3,700	175
Chegg Inc *	7,278	288
Choice Hotels International Inc	700	56
Chuy’s Holdings Inc *	1,600	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cinemark Holdings Inc	21,820	$821
Columbia Sportswear Co	3,635	374
Conn’s Inc *(A)	31,300	738
Cooper Tire & Rubber Co	9,600	307
Cooper-Standard Holdings Inc *	3,200	192
Cracker Barrel Old Country Store Inc	1,400	227
Crocs Inc *	7,996	205
CSS Industries Inc	6,800	47
Dana Inc	69,145	1,366
Dave & Buster’s Entertainment Inc (A)	10,600	544
Deckers Outdoor Corp *	3,952	585
Del Taco Restaurants Inc *	4,500	47
Denny’s Corp *	18,774	328
Dick’s Sporting Goods Inc	14,295	558
Dine Brands Global Inc	3,790	376
Domino’s Pizza Inc	1,300	326
Dunkin’ Brands Group Inc	4,300	307
El Pollo Loco Holdings Inc *	16,193	245
Eldorado Resorts Inc *(A)	30,833	1,486
Ethan Allen Interiors Inc	17,400	349
Etsy Inc *	4,927	351
Express Inc *	40,600	211
Fiesta Restaurant Group Inc *	500	8
Five Below Inc *	1,459	176
Foot Locker Inc	900	54
Fox Factory Holding Corp *	11,270	714
Genesco Inc *	5,100	246
G-III Apparel Group Ltd *	5,325	190
Graham Holdings Co, Cl B	300	205
Group 1 Automotive Inc	10,800	672
H&R Block Inc	12,000	290
Haverty Furniture Cos Inc (A)	18,000	438
Helen of Troy Ltd *	800	90
Interpublic Group of Cos Inc/The	4,800	111
iRobot Corp *(A)	2,237	280
Jack in the Box Inc	15,652	1,261
K12 Inc *	10,918	350
Kohl’s Corp	4,100	277
Laureate Education Inc, Cl A *	8,500	130
La-Z-Boy Inc, Cl Z	11,100	382
Liberty Expedia Holdings Inc, Cl A *	4,400	195
Marcus Corp/The	5,682	241
MDC Holdings Inc	15,336	442
Meritage Homes Corp *	6,200	272
Modine Manufacturing Co *	24,600	370
Monro Muffler Brake	2,339	178
Movado Group Inc	1,500	53
Murphy USA Inc *	2,400	187
National CineMedia Inc	8,200	63
National Vision Holdings Inc *	12,510	420
Nautilus Inc *	24,600	161
New York Times Co/The, Cl A	5,638	185

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nexstar Media Group Inc, Cl A	2,840	$278
Office Depot Inc	130,200	452
Ollie’s Bargain Outlet Holdings Inc *	12,480	1,101
Oxford Industries Inc	900	71
Penn National Gaming Inc *	25,680	638
Penske Automotive Group Inc	3,200	142
PetMed Express Inc (A)	11,700	270
Planet Fitness Inc, Cl A *	24,146	1,419
PlayAGS Inc *	33,646	800
Pool Corp	1,200	191
Red Robin Gourmet Burgers Inc *	1,100	33
Rent-A-Center Inc/TX, Cl A *	4,700	87
Ruth’s Hospitality Group Inc	3,200	81
Sally Beauty Holdings Inc *(A)	34,100	616
Service Corp International/US	4,300	178
Shoe Carnival Inc (A)	10,200	389
Signet Jewelers Ltd	4,900	138
Sonic Automotive Inc, Cl A	16,000	240
Stoneridge Inc *	13,200	390
Strategic Education Inc	7,996	1,046
Sturm Ruger & Co Inc	1,700	97
Texas Roadhouse Inc, Cl A	8,950	567
TopBuild Corp *	9,861	587
Tower International Inc	20,900	536
Tupperware Brands Corp	9,000	271
Wendy’s Co/The	13,100	227
Williams-Sonoma Inc (A)	11,800	686
Wingstop Inc (A)	3,293	219
Winmark Corp	200	34
Wolverine World Wide Inc	20,140	720
YETI Holdings Inc *(A)	10,252	246
ZAGG *	15,500	180

		40,408

Consumer Staples — 3.4%
B&G Foods Inc, Cl A	100	2
Boston Beer Co Inc/The, Cl A *	600	188
Cal-Maine Foods Inc	2,800	123
Central Garden & Pet Co, Cl A *(A)	36,871	1,048
Coca-Cola Consolidated Inc	400	99
Darling Ingredients Inc *	42,225	928
Farmer Brothers *	1,600	38
Flowers Foods Inc	13,000	266
Fresh Del Monte Produce Inc *	3,000	83
Freshpet Inc *	4,685	193
Ingles Markets Inc, Cl A	7,500	233
Ingredion Inc	3,300	305
J&J Snack Foods Corp	7,105	1,103
John B Sanfilippo & Son Inc	900	63
Lamb Weston Holdings Inc	4,700	326
Lancaster Colony Corp	1,400	219
Landec Corp *	3,400	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Beverage Corp *	800	$55
Nu Skin Enterprises Inc, Cl A	1,200	72
Performance Food Group Co *	7,300	281
Post Holdings Inc *	3,000	306
Primo Water Corp *	3,200	47
Seaboard Corp	12	47
Simply Good Foods Co/The *	54,303	1,111
SpartanNash Co	45,206	858
Tootsie Roll Industries Inc	1,800	67
TreeHouse Foods Inc *	7,322	444
Universal Corp/VA	10,900	647
US Foods Holding Corp *	8,900	314
USANA Health Sciences Inc *	1,100	108
Village Super Market Inc, Cl A (A)	13,200	405
WD-40 Co	1,629	292
Weis Markets Inc	7,100	357

		10,672

Energy — 2.8%
Arch Coal Inc	6,100	568
Archrock Inc	56,005	547
Bonanza Creek Energy Inc *	12,400	285
Callon Petroleum Co *(A)	87,232	667
Carrizo Oil & Gas Inc *	49,114	539
Delek US Holdings Inc	13,100	463
Denbury Resources Inc *(A)	103,900	200
Forum Energy Technologies Inc *	41,865	244
Laredo Petroleum *	12,600	43
McDermott International Inc *(A)	38,700	328
Newpark Resources Inc *	60,065	531
Par Pacific Holdings Inc *	3,600	61
PBF Energy Inc, Cl A	19,200	597
PDC Energy Inc *	19,730	731
Range Resources Corp (A)	41,490	444
Renewable Energy Group Inc *(A)	14,400	383
REX American Resources Corp *	600	48
Solaris Oilfield Infrastructure Inc, Cl A (A)	34,545	587
Southwestern Energy Co *	110,400	467
SRC Energy Inc *	64,300	296
VAALCO Energy Inc *	30,600	71
W&T Offshore Inc *	52,200	272
WPX Energy Inc *	41,495	512

		8,884

Financials — 18.4%
AG Mortgage Investment Trust Inc ‡	22,300	396
AGNC Investment Corp ‡	17,400	307
Alleghany Corp *	500	321
American Equity Investment Life Holding Co	10,900	345
American Financial Group Inc/OH	3,100	309
American National Insurance Co	4,400	648
AMERISAFE Inc	1,800	114

54	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anworth Mortgage Asset Corp	11,600	$49
Apollo Commercial Real Estate Finance Inc (A)	18,100	329
Apollo Investment Corp	21,366	327
Arbor Realty Trust Inc ‡(A)	61,300	793
Ares Commercial Real Estate Corp	3,300	50
Associated Banc-Corp	45,900	1,069
Assured Guaranty Ltd	6,900	288
Axis Capital Holdings Ltd	5,100	291
Banc of California Inc	28,155	488
BancFirst Corp	1,200	68
Bancorp Inc/The *	4,300	39
Bank of Marin Bancorp	1,500	67
BankUnited Inc	25,000	912
Banner Corp	13,440	835
Berkshire Hills Bancorp Inc	10,300	323
BlackRock Capital Investment Corp	57,100	356
Boston Private Financial Holdings Inc	45,445	540
Brown & Brown Inc	5,500	163
Bryn Mawr Bank Corp	2,000	81
Byline Bancorp Inc *	2,100	43
Cadence BanCorp, Cl A	10,295	206
Camden National Corp	12,300	552
Cathay General Bancorp	16,200	629
Central Pacific Financial Corp	1,300	38
Chimera Investment Corp ‡	13,200	244
City Holding Co	100	8
CNB Financial Corp/PA	1,100	31
CNO Financial Group Inc	86,235	1,469
Community Trust Bancorp Inc	8,700	372
Customers Bancorp Inc *	13,100	280
CVB Financial Corp	23,685	540
Dime Community Bancshares Inc	18,500	370
Dynex Capital Inc	48,300	295
eHealth Inc *	3,513	188
Employers Holdings Inc	2,800	117
Enterprise Financial Services Corp	1,600	72
Erie Indemnity Co, Cl A	1,700	303
Essent Group Ltd *	6,700	289
Everest Re Group Ltd	1,400	317
FactSet Research Systems Inc	600	141
FB Financial Corp	1,900	67
Federal Agricultural Mortgage Corp, Cl C	8,700	712
Federated Investors Inc, Cl B	16,200	482
Fidelity Southern Corp	6,100	199
Financial Institutions Inc	10,310	311
First American Financial Corp	4,100	208
First Busey Corp	15,400	415
First Business Financial Services Inc	9,400	207
First Citizens BancShares Inc/NC, Cl A	500	218
First Commonwealth Financial Corp	23,400	329
First Defiance Financial Corp	2,200	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Financial Corp/IN	1,300	$58
First Horizon National Corp	55,000	860
First Interstate BancSystem Inc, Cl A	3,000	125
Flagstar Bancorp Inc	11,300	369
Flushing Financial Corp	8,600	200
FNB Corp/PA	109,623	1,342
Fulton Financial Corp	20,500	352
Glacier Bancorp Inc (A)	10,150	445
Great Southern Bancorp Inc	1,200	68
Great Western Bancorp Inc	9,500	357
Green Dot Corp, Cl A *	12,582	812
Hancock Whitney Corp	46,095	2,013
Hanmi Financial Corp	20,300	468
Hanover Insurance Group Inc/The	10,230	1,214
HCI Group Inc	800	37
Health Insurance Innovations Inc, Cl A *(A)	18,450	687
Heritage Commerce Corp	3,200	45
Heritage Insurance Holdings Inc	23,100	345
Home BancShares Inc/AR	75,034	1,462
HomeTrust Bancshares Inc	2,000	54
Hope Bancorp Inc	59,400	866
Horizon Bancorp Inc/IN	2,800	49
IBERIABANK Corp	19,155	1,498
Independent Bank Corp/MI	17,800	414
Invesco Mortgage Capital Inc	9,400	150
James River Group Holdings Ltd	2,500	103
Kinsale Capital Group Inc	4,950	330
KKR Real Estate Finance Trust Inc	2,500	51
Lakeland Bancorp Inc	20,700	346
LPL Financial Holdings Inc	3,014	227
Mercantile Bank Corp	10,300	357
Merchants Bancorp/IN	1,500	31
Mercury General Corp	2,400	127
Meridian Bancorp Inc	5,000	81
Morningstar Inc	1,400	177
National Bank Holdings Corp, Cl A	21,700	784
National General Holdings Corp	5,500	142
National Western Life Group Inc, Cl A	100	31
Nelnet Inc, Cl A	3,600	197
New Mountain Finance Corp	28,600	396
New York Mortgage Trust Inc ‡(A)	57,400	344
Nicolet Bankshares Inc *	600	34
NMI Holdings Inc, Cl A *	10,223	247
Northwest Bancshares Inc	8,000	149
OceanFirst Financial Corp	31,850	803
OFG Bancorp	21,400	443
Old National Bancorp/IN	14,400	256
Old Republic International Corp	11,000	229
PacWest Bancorp	17,780	729
PCSB Financial Corp	2,100	43
PennantPark Investment Corp	55,400	395
PennyMac Mortgage Investment Trust ‡	19,500	397

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peoples Bancorp Inc/OH	1,700	$57
People’s United Financial Inc	18,500	329
People’s Utah Bancorp	700	21
PJT Partners Inc	2,000	92
Popular Inc	19,279	1,087
Prospect Capital Corp	43,500	298
Provident Financial Services Inc	5,500	151
QCR Holdings Inc	1,500	54
Radian Group Inc	42,885	873
Regional Management Corp *	7,800	212
Reinsurance Group of America Inc, Cl A	2,200	318
RenaissanceRe Holdings Ltd	2,100	309
Renasant Corp	21,160	810
Republic Bancorp Inc/KY, Cl A	9,400	425
Safety Insurance Group Inc	1,300	116
Sandy Spring Bancorp Inc	23,305	817
Seacoast Banking Corp of Florida *	26,780	777
Selective Insurance Group Inc	15,210	1,003
Sierra Bancorp	1,700	46
Southern National Bancorp of Virginia Inc	2,500	40
Sterling Bancorp/DE	48,000	976
Stifel Financial Corp	5,295	288
TCF Financial Corp	50,900	1,166
Towne Bank/Portsmouth VA	3,400	94
TPG RE Finance Trust Inc	3,700	74
TPG Specialty Lending Inc	20,900	421
TriCo Bancshares	2,600	105
TrustCo Bank Corp NY	9,700	82
Two Harbors Investment Corp ‡	41,900	581
Umpqua Holdings Corp	29,540	537
United Community Banks Inc/GA	21,925	607
United Community Financial Corp/OH	5,800	58
United Financial Bancorp Inc	24,000	373
United Fire Group Inc	1,900	93
Universal Insurance Holdings Inc (A)	10,200	398
Univest Financial Corp	3,200	85
Washington Federal Inc	17,500	537
Washington Trust Bancorp Inc	1,300	68
Waterstone Financial Inc	3,000	50
West Bancorporation Inc	1,300	30
Western Alliance Bancorp *	15,670	725
Western Asset Mortgage Capital Corp ‡	5,500	55
Westwood Holdings Group Inc	1,000	39
Wintrust Financial Corp	19,670	1,449
WSFS Financial Corp	14,740	638

		58,331

Health Care — 11.5%
Addus HomeCare Corp *	1,000	67
Agios Pharmaceuticals Inc *(A)	3,475	225
Amedisys Inc *	1,175	146
Amphastar Pharmaceuticals Inc *	13,244	329

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AngioDynamics Inc *	4,000	$90
ANI Pharmaceuticals Inc *	800	53
Array BioPharma Inc *	36,878	846
AtriCure Inc *	3,400	109
Atrion Corp	100	79
Axsome Therapeutics Inc *	24,591	196
BioCryst Pharmaceuticals Inc *	21,294	176
BioDelivery Sciences International Inc *	41,596	203
Bio-Rad Laboratories Inc, Cl A *	700	190
BioSpecifics Technologies Corp *	500	35
BioTelemetry Inc *	12,560	938
Blueprint Medicines Corp *	3,100	255
Bruker Corp	1,000	38
Cardiovascular Systems Inc *	27,538	974
CareDx Inc *	7,835	244
Catalent Inc *	4,200	181
Chemed Corp	900	297
Codexis Inc *	8,926	193
Collegium Pharmaceutical Inc *	2,000	35
Computer Programs & Systems Inc	1,600	53
CONMED Corp	16,385	1,260
Cooper Cos Inc/The	1,300	372
CorVel Corp *	1,000	67
CryoLife Inc *	3,400	101
Encompass Health Corp	20,575	1,299
Ensign Group Inc/The	26,622	1,316
Evolus Inc *(A)	6,785	179
Exact Sciences Corp *	8,240	750
Fluidigm Corp *	23,159	256
Genomic Health Inc *	2,768	210
Glaukos Corp *	3,523	261
Globus Medical Inc, Cl A *	4,500	219
Guardant Health Inc *(A)	4,472	298
Haemonetics Corp *	8,425	732
HealthStream Inc *	3,000	83
Heska Corp *	700	57
Hill-Rom Holdings Inc	5,289	561
HMS Holdings Corp *	4,778	165
Horizon Pharma Plc *	9,981	290
ICU Medical Inc *	1,000	246
Innoviva Inc *	29,700	466
Inspire Medical Systems Inc *	5,496	341
Insulet Corp *(A)	5,260	494
Integer Holdings Corp *	17,560	1,597
Integra LifeSciences Holdings Corp *	19,320	1,064
Invitae Corp *	10,722	216
iRhythm Technologies Inc *	1,945	186
Jazz Pharmaceuticals PLC *	2,400	336
Lannett Co Inc *(A)	15,700	148
Lantheus Holdings Inc *	16,100	368
LHC Group Inc *	2,197	241
Ligand Pharmaceuticals Inc *(A)	7,313	907

56	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LivaNova PLC *	2,800	$261
Luminex Corp	4,000	102
Magellan Health Inc *	7,840	534
Masimo Corp *	8,068	1,059
Medidata Solutions Inc *(A)	4,420	332
MEDNAX Inc *	3,500	115
Medpace Holdings Inc *	2,940	162
Meridian Bioscience Inc	4,500	77
Merit Medical Systems Inc *	12,925	720
NanoString Technologies Inc *	10,652	271
National HealthCare Corp	1,200	98
National Research Corp, Cl A	900	35
Natus Medical Inc *	3,200	88
Neogen Corp *	2,100	130
NeoGenomics Inc *	57,026	1,118
NextGen Healthcare Inc *	4,900	86
Novocure Ltd *	5,255	282
Nuvectra Corp *	22,779	286
Omnicell Inc *	29,914	2,541
Orthofix Medical Inc *	1,700	104
Oxford Immunotec Global PLC *	3,100	52
Patterson Cos Inc (A)	18,700	422
Phibro Animal Health Corp, Cl A	2,200	64
PRA Health Sciences Inc *	9,549	1,022
Premier Inc, Cl A *	4,300	157
Prestige Consumer Healthcare Inc *	12,879	377
Providence Service Corp/The *	1,100	78
QIAGEN NV *	4,600	177
Quidel Corp *	3,235	212
Ra Pharmaceuticals Inc *	7,677	148
RadNet Inc *	4,400	60
Reata Pharmaceuticals Inc, Cl A *	2,835	267
Retrophin Inc *	14,788	334
SeaSpine Holdings Corp *	34,992	537
Sientra Inc *(A)	16,280	180
STERIS PLC	2,900	351
Tactile Systems Technology Inc *(A)	3,785	288
Tandem Diabetes Care Inc *	4,665	306
Teladoc Health Inc *(A)	8,360	538
US Physical Therapy Inc	1,100	121
Veracyte Inc *	14,543	294
Vericel Corp *	13,529	253
Viking Therapeutics Inc *(A)	19,075	160
West Pharmaceutical Services Inc	2,900	304
Wright Medical Group NV *	8,473	265

		36,406

Industrials — 13.4%
ACCO Brands Corp	33,500	312
Acuity Brands Inc	3,605	469
Advanced Disposal Services Inc, Cl A *	6,500	172
Advanced Drainage Systems Inc	3,700	94

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aerojet Rocketdyne Holdings Inc *	6,527	$243
Air Lease Corp, Cl A	13,700	512
Air Transport Services Group Inc *	29,050	676
Aircastle Ltd	26,200	520
Alaska Air Group Inc	6,800	420
Albany International Corp, Cl A	2,099	163
Allison Transmission Holdings Inc, Cl A	3,091	154
American Superconductor Corp *(A)	14,226	211
Apogee Enterprises Inc	16,810	600
Applied Industrial Technologies Inc	1,500	87
ArcBest Corp	9,000	313
Armstrong World Industries Inc	3,028	222
ASGN Inc *	15,579	1,003
Atlas Air Worldwide Holdings Inc *	7,700	414
Barrett Business Services Inc	800	63
Brady Corp, Cl A	15,798	747
Briggs & Stratton Corp	21,100	277
Brink’s Co/The	11,398	900
Builders FirstSource Inc *	27,600	384
Casella Waste Systems Inc, Cl A *	9,457	334
CBIZ Inc *	5,200	107
Chart Industries Inc *	2,563	226
Clean Harbors Inc *	2,900	197
Continental Building Products Inc *	19,015	548
Covanta Holding Corp	7,300	124
CSW Industrials Inc *	1,600	91
Curtiss-Wright Corp	6,734	830
Deluxe Corp	7,700	358
Ducommun Inc *	1,300	55
Dycom Industries Inc *	7,069	319
EMCOR Group Inc	400	29
Ennis Inc	6,600	140
Enphase Energy Inc *	25,416	231
ESCO Technologies Inc	9,584	663
Exponent Inc	18,725	1,060
Forrester Research Inc *	1,300	65
Fortress Transportation & Infrastructure Investors LLC (B)	63,635	1,019
FTI Consulting Inc *	3,000	222
Gardner Denver Holdings Inc *	21,925	589
Global Brass & Copper Holdings Inc	12,900	435
GrafTech International Ltd (A)	29,382	424
Great Lakes Dredge & Dock Corp *	7,100	63
Hawaiian Holdings Inc	19,200	571
Heidrick & Struggles International Inc	2,100	91
Heritage-Crystal Clean Inc *	2,000	48
Herman Miller Inc	10,600	389
Hillenbrand Inc	1,100	49
Huntington Ingalls Industries Inc	1,100	230
Huron Consulting Group Inc *	2,100	96
Hyster-Yale Materials Handling Inc	4,700	318
ICF International Inc	9,174	693

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insperity Inc	10,557	$1,333
Interface Inc, Cl A	26,362	468
JetBlue Airways Corp *	42,700	713
John Bean Technologies Corp	3,785	355
Kadant Inc	5,710	499
Kaman Corp	2,500	154
Kelly Services Inc, Cl A	25,500	615
Kforce Inc	13,200	489
Knoll Inc	18,300	387
Kratos Defense & Security Solutions Inc *	14,858	255
Landstar System Inc	600	65
Macquarie Infrastructure Corp	5,500	225
MasTec Inc *(A)	19,131	826
Matson Inc	27,240	984
McGrath RentCorp	2,300	138
Meritor Inc *	28,400	633
Moog Inc, Cl A	5,995	563
MSA Safety Inc	7,550	781
MYR Group Inc *	2,000	67
National Presto Industries Inc	500	56
Navigant Consulting Inc	4,400	91
NCI Building Systems Inc *	44,200	310
Nexeo Solutions Inc *(A)	14,637	145
NV5 Global Inc *	6,900	547
Park-Ohio Holdings Corp	7,900	251
Proto Labs Inc *	1,870	211
Quad/Graphics Inc, Cl A (A)	21,039	307
Resources Connection Inc	3,900	68
Robert Half International Inc	3,100	211
Rollins Inc	300	12
Rush Enterprises Inc, Cl A	2,900	122
Saia Inc *	14,569	964
Simpson Manufacturing Co Inc	9,553	573
SkyWest Inc	7,200	389
SP Plus Corp *	2,400	83
Spirit Airlines Inc *	3,051	172
Steelcase Inc, Cl A	23,300	408
Sterling Construction Co Inc *	400	6
Systemax Inc	1,600	32
Teledyne Technologies Inc *	1,400	330
Terex Corp	24,700	830
Tetra Tech Inc	4,200	252
Timken Co/The	8,825	383
Trex Co Inc *	11,740	880
TriMas Corp *	4,500	145
TriNet Group Inc *	3,835	235
Triton International Ltd/Bermuda	12,200	402
TrueBlue Inc *	4,000	92
UniFirst Corp/MA	900	129
US Ecology Inc	2,000	115
Viad Corp	2,000	116
Wabash National Corp	28,900	429

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WageWorks Inc *	22,469	$739
Watts Water Technologies Inc, Cl A	13,456	1,084
Werner Enterprises Inc	15,900	549
Willdan Group Inc *	600	23
WillScot Corp, Cl A *(A)	47,678	486
Woodward	11,919	1,148

		42,445

Information Technology — 18.2%
Acacia Communications Inc *	4,258	227
ACI Worldwide Inc *	8,045	256
Advanced Energy Industries Inc *	5,200	262
Agilysys Inc *	2,200	46
Alarm.com Holdings Inc *	4,562	299
Altair Engineering Inc, Cl A *	7,530	267
Alteryx Inc, Cl A *(A)	2,958	226
American Software Inc/GA, Cl A	3,100	36
Amkor Technology Inc *	56,100	493
Anaplan Inc *	6,301	236
Appfolio Inc, Cl A *	1,600	116
Aspen Technology Inc *	2,200	222
Avalara Inc *	9,138	477
Avnet Inc	18,150	789
AVX Corp	25,500	464
Badger Meter Inc	3,990	235
Bel Fuse Inc, Cl B	10,088	247
Belden Inc	22,720	1,404
Benchmark Electronics Inc	14,000	384
Black Knight Inc *	2,500	131
Blackline Inc *	4,710	246
Booz Allen Hamilton Holding Corp, Cl A	15,982	845
Bottomline Technologies DE Inc *	3,770	188
Box Inc, Cl A *	40,617	822
Cadence Design Systems Inc *	8,000	458
CalAmp Corp *	42,340	588
Cass Information Systems Inc	1,700	89
CDW Corp/DE	2,900	272
Ciena Corp *	37,649	1,606
Cohu Inc	11,400	204
CommVault Systems Inc *	3,300	222
CoreLogic Inc/United States *	3,400	125
Cornerstone OnDemand Inc *	18,946	1,070
Coupa Software Inc *	7,027	662
Cree Inc *	4,431	241
CSG Systems International Inc	12,900	536
Diodes Inc *	25,063	1,011
Dolby Laboratories Inc, Cl A	3,400	220
Elastic NV *(A)	2,498	226
EPAM Systems Inc *	600	97
Euronet Worldwide Inc *	13,356	1,794
Everbridge Inc *	29,175	2,063
EVERTEC Inc	12,636	362

58	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fabrinet *	7,583	$444
Fair Isaac Corp *	1,400	347
FireEye Inc *	96,569	1,618
Five9 Inc *	21,481	1,139
Fortinet Inc *	2,700	234
Genpact Ltd	9,700	322
Glu Mobile Inc *	17,694	159
Hackett Group Inc/The	3,200	52
HubSpot Inc *	1,264	213
Inphi Corp *(A)	11,978	518
Insight Enterprises Inc *	16,537	923
InterDigital Inc	1,600	112
InterXion Holding NV *	9,720	637
j2 Global Inc	13,865	1,179
KEMET Corp	17,900	339
Keysight Technologies Inc *	4,200	354
Kulicke & Soffa Industries Inc	27,500	641
Lattice Semiconductor Corp *	22,848	270
Leidos Holdings Inc	2,600	168
Limelight Networks Inc *	173,854	508
Littelfuse Inc	2,035	393
LivePerson Inc *	8,175	229
LiveRamp Holdings Inc *(A)	18,596	1,000
Manhattan Associates Inc *	1,700	93
ManTech International Corp/VA, Cl A	2,600	141
MAXIMUS Inc	19,171	1,355
Mercury Systems Inc *	22,524	1,431
Mesa Laboratories Inc	300	69
Methode Electronics Inc	13,200	370
MicroStrategy Inc, Cl A *	900	127
Model N Inc *	2,600	45
MoneyGram International Inc *	23,600	57
MongoDB Inc, Cl A *(A)	1,493	152
Monolithic Power Systems Inc	3,010	404
Monotype Imaging Holdings Inc	4,900	96
MTS Systems Corp	1,400	75
Nanometrics Inc *	800	23
Napco Security Technologies Inc *	1,700	36
National Instruments Corp	6,000	280
New Relic Inc *	10,170	1,075
NIC Inc	7,100	121
Novanta Inc *	12,276	1,003
NVE Corp	600	62
Okta Inc, Cl A *	1,811	154
Paylocity Holding Corp *	2,810	246
PC Connection Inc	1,500	60
Perficient Inc *	31,976	915
Photronics Inc *	7,700	76
Progress Software Corp	4,300	158
Proofpoint Inc *	11,636	1,374
PROS Holdings Inc *	5,390	230
Q2 Holdings Inc *	13,415	923

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
QAD Inc, Cl A	1,400	$63
Rapid7 Inc *	3,990	184
RingCentral Inc, Cl A *	11,639	1,225
Rogers Corp *	1,431	222
Sabre Corp	13,100	294
Sanmina Corp *	21,186	677
ScanSource Inc *	12,000	451
Semtech Corp *	15,134	833
SolarWinds Corp *(A)	37,502	713
SPS Commerce Inc *	3,521	376
Switch Inc, Cl A (A)	46,301	400
Sykes Enterprises Inc *	18,500	547
Tech Data Corp *	8,500	869
Teradata Corp *	5,176	250
Trade Desk Inc/The, Cl A *	1,666	329
TTM Technologies Inc *	28,300	343
Tucows Inc, Cl A *	1,100	85
Twilio Inc, Cl A *	1,644	200
Tyler Technologies Inc *	4,210	862
Ultra Clean Holdings Inc *	18,900	201
Universal Display Corp	1,566	234
Upland Software Inc *	1,800	63
Varonis Systems Inc *	3,295	188
Verint Systems Inc *	5,100	272
Viavi Solutions Inc *	101,069	1,327
Vishay Intertechnology Inc (A)	23,300	511
Vishay Precision Group Inc *	8,900	310
Workiva Inc, Cl A *	5,898	292
Xperi Corp	10,736	258
Zendesk Inc *	13,809	1,091
Zix Corp *	5,100	46
Zscaler Inc *(A)	4,751	236

		57,666

Materials — 3.4%
Balchem Corp	2,100	186
Boise Cascade Co	17,500	488
Cabot Corp	9,000	422
Carpenter Technology Corp	13,870	651
Clearwater Paper Corp *	5,600	160
Domtar Corp	9,600	489
Ferroglobe *(C)	55,400	–
FutureFuel Corp	3,200	59
Greif Inc, Cl A	17,700	712
Hawkins Inc	1,300	54
Ingevity Corp *	7,728	890
Kronos Worldwide Inc (A)	24,400	372
Louisiana-Pacific Corp	14,600	369
Materion Corp	2,200	127
Minerals Technologies Inc	9,152	542
Owens-Illinois Inc	19,700	393
PolyOne Corp	16,080	525

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rayonier Advanced Materials Inc (A)	34,300	$483
Resolute Forest Products Inc *	48,200	393
Royal Gold Inc	3,400	301
Schnitzer Steel Industries Inc, Cl A	24,500	595
Schweitzer-Mauduit International Inc	8,200	316
Sensient Technologies Corp	9,680	626
Silgan Holdings Inc	31,253	885
Stepan Co	1,500	141
Tredegar Corp	3,100	54
Trinseo SA	11,200	562

		10,795

Real Estate — 7.6%
Acadia Realty Trust ‡	29,165	831
Agree Realty Corp ‡(A)	12,108	796
Alexander’s Inc ‡	200	76
American Assets Trust Inc ‡	20,710	900
Americold Realty Trust ‡(A)	38,981	1,121
Apartment Investment & Management Co, Cl A	6,594	323
Armada Hoffler Properties Inc ‡	5,800	89
Ashford Hospitality Trust Inc ‡	51,500	276
Braemar Hotels & Resorts Inc ‡	8,319	108
Camden Property Trust ‡	3,500	343
CareTrust REIT Inc ‡	10,492	234
CBL & Associates Properties Inc ‡(A)	25,200	54
Chatham Lodging Trust ‡	24,300	486
City Office REIT Inc ‡	5,100	56
Columbia Property Trust Inc ‡	41,310	894
CoreCivic Inc ‡	19,000	402
CorEnergy Infrastructure Trust Inc ‡(A)	12,400	452
DiamondRock Hospitality Co ‡	31,700	339
EastGroup Properties Inc ‡	1,100	116
EPR Properties ‡	4,200	309
Equity Commonwealth *‡	18,025	589
Equity LifeStyle Properties Inc ‡	3,200	348
Franklin Street Properties Corp ‡	45,400	329
Getty Realty Corp	10,100	333
Gladstone Commercial Corp ‡	3,500	72
Global Net Lease Inc ‡	23,400	417
Healthcare Realty Trust Inc ‡	29,800	943
Hersha Hospitality Trust, Cl A ‡	11,300	213
Highwoods Properties Inc ‡	23,010	1,066
Hospitality Properties Trust ‡	32,900	891
Independence Realty Trust Inc ‡	9,700	100
Industrial Logistics Properties Trust ‡	8,994	188
Investors Real Estate Trust	1,340	81
Jernigan Capital Inc ‡	7,600	163
Kite Realty Group Trust ‡	31,100	489
Ladder Capital Corp, Cl A ‡	48,561	891
Life Storage Inc ‡	1,400	137
LTC Properties Inc ‡	3,500	155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marcus & Millichap Inc *	2,200	$85
Medical Properties Trust Inc ‡	54,346	991
Monmouth Real Estate Investment Corp, Cl A ‡	5,800	77
NexPoint Residential Trust Inc ‡	5,805	209
Office Properties Income Trust	8,554	261
Outfront Media Inc ‡	5,800	130
Pebblebrook Hotel Trust ‡(A)	20,479	656
Piedmont Office Realty Trust Inc, Cl A ‡	15,700	321
Preferred Apartment Communities Inc, Cl A ‡	15,000	229
PS Business Parks Inc ‡	1,700	250
Realogy Holdings Corp	16,700	227
Retail Properties of America Inc, Cl A	13,200	164
Rexford Industrial Realty Inc ‡	24,060	825
RLJ Lodging Trust ‡	4,100	76
RMR Group Inc/The	900	64
RPT Realty	5,900	75
Sabra Health Care ‡	19,700	357
Saul Centers Inc ‡	1,400	79
SITE Centers Corp ‡	19,600	262
Summit Hotel Properties Inc ‡	27,500	313
Sun Communities Inc ‡	3,100	352
Sunstone Hotel Investors Inc ‡	45,105	679
Terreno Realty Corp ‡	29,319	1,199
Tier REIT Inc ‡	5,500	133
Uniti Group Inc ‡(A)	32,300	311
Universal Health Realty Income Trust ‡	1,400	104
Urstadt Biddle Properties Inc, Cl A ‡	3,600	75
Whitestone REIT, Cl B ‡	3,500	46

		24,160

Utilities — 3.4%
ALLETE Inc	12,400	1,005
American States Water Co	200	14
Atmos Energy Corp	3,600	356
Black Hills Corp	4,100	291
Chesapeake Utilities Corp	6,505	586
Hawaiian Electric Industries Inc	3,700	142
IDACORP Inc	9,404	925
MDU Resources Group Inc	11,600	306
Middlesex Water Co	1,800	106
National Fuel Gas Co	9,300	560
New Jersey Resources Corp	6,000	290
NorthWestern Corp	9,200	631
NRG Energy Inc	7,900	329
OGE Energy Corp	8,000	340
ONE Gas Inc	12,525	1,083
Pinnacle West Capital Corp	3,900	366
PNM Resources Inc	17,555	767
Portland General Electric Co	22,900	1,148
South Jersey Industries Inc	22,860	662
Southwest Gas Holdings Inc	3,500	287

60	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spire Inc	3,700	$293
UGI Corp	6,400	351
Unitil Corp	1,800	99
York Water Co/The	1,100	40

		10,977

Total Common Stock (Cost $269,035) ($ Thousands)		307,097

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	1,155	–

Allos Therapeutics ‡‡	81,300	–

Total Rights (Cost $—) ($ Thousands)		–

	Face Amount (Thousands)

CONVERTIBLE BOND — 0.0%
EBHI Holdings
5.250%, 04/01/2014 (C)(D)	$2,856	–
Total Convertible Bond (Cost $445) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P. 2.470% **†(E)	24,836,263	$24,835

Total Affiliated Partnership (Cost $24,835) ($ Thousands)		24,835

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	11,635,485	11,635

Total Cash Equivalent (Cost $11,635) ($ Thousands)		11,635

Total Investments in Securities — 108.3% (Cost $305,950) ($ Thousands)		$343,567

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	4	Mar-2019	$316	$315	$(1)

Percentages are based on Net Assets of $317,201 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019 . The total market value of securities on loan at February 28, 2019 was $23,567 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2019, such securities amounted to $1,019 ($ Thousands), or 0.3% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is in default on interest payment.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $24,835 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$307,097	$–	$–	$ 307,097
Rights	–	–	–	–
Convertible Bond	–	–	–	–
Affiliated Partnership	–	24,835	–	24,835
Cash Equivalent	11,635	–	–	11,635

Total Investments in Securities	$318,732	$24,835	$–	$ 343,567

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1)	$–	$–	$ (1)

Total Other Financial Instruments	$(1)	$–	$–	$ (1)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$41,302	$76,149	$(92,614)	$–	$(2)	$24,835	$77
SEI Daily Income Trust, Government Fund, CI F	14,209	87,726	(90,300)	–	–	11,635	160

Totals	$55,511	$163,875	$(182,914)	$–	$(2)	$36,470	$237

62	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Communication Services — 1.5%
Care.com Inc *	17,269	$435
Cogent Communications Holdings Inc	31,552	1,537
Eventbrite Inc, Cl A *(A)	8,786	260
Intelsat SA *	12,108	292
pdvWireless Inc *	8,019	315
Shenandoah Telecommunications Co	8,345	371
TechTarget Inc *	32,265	535
Tribune Media Co, Cl A	18,441	852
TrueCar Inc *	43,632	316
Zynga Inc, Cl A *	99,066	517

		5,430

Consumer Discretionary — 13.3%
Big Lots Inc	110,710	3,491
Bloomin’ Brands Inc	55,705	1,152
Bright Horizons Family Solutions Inc *	3,377	419
Cable One Inc	1,452	1,378
Carter’s Inc	17,807	1,735
Cheesecake Factory Inc/The (A)	30,040	1,421
Chegg Inc *	14,026	556
Chuy’s Holdings Inc *	19,658	440
Cinemark Holdings Inc	20,309	764
Clarus Corp	26,487	323
Columbia Sportswear Co	4,120	424
Cooper Tire & Rubber Co (A)	26,995	863
Cooper-Standard Holdings Inc *	7,159	430
Core-Mark Holding Co Inc	25,079	790
Crocs Inc *	15,422	396
Deckers Outdoor Corp *	3,962	586
Del Frisco’s Restaurant Group Inc *	43,576	369
Denny’s Corp *	24,076	420
Dine Brands Global Inc	4,419	438
Domino’s Pizza Inc	4,646	1,166
El Pollo Loco Holdings Inc *	25,265	382
Etsy Inc *	9,511	678
Five Below Inc *	2,815	339
Gentherm Inc *	10,728	440
Grand Canyon Education Inc *	19,449	2,250
iRobot Corp *(A)	4,316	540
K12 Inc *	13,349	428
Malibu Boats Inc, Cl A *	8,320	384
Marcus Corp/The	7,106	301
Michaels Cos Inc/The *	31,582	447
Modine Manufacturing Co *	144,007	2,164
Monro Inc (A)	4,514	344
Murphy USA Inc *	16,861	1,311
National CineMedia Inc	76,038	589
New York Times Co/The, Cl A	10,880	357
Nexstar Media Group Inc, Cl A (A)	20,855	2,038
Oxford Industries Inc	6,870	543
Planet Fitness Inc, Cl A *	6,978	410

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Playa Hotels & Resorts NV *	81,101	$618
PlayAGS Inc *	42,402	1,009
Pool Corp	6,430	1,026
Sally Beauty Holdings Inc *(A)	78,873	1,425
Service Corp International/US	27,248	1,126
Shutterstock Inc (A)	24,225	1,122
Skechers U.S.A. Inc, Cl A *	167,408	5,630
Steven Madden Ltd	13,197	435
Tailored Brands Inc (A)	14,776	192
Thor Industries Inc	8,984	580
Tractor Supply Co	13,675	1,304
Vista Outdoor Inc *	35,577	317
Wingstop Inc (A)	6,351	423
Wolverine World Wide Inc	15,263	546
Wyndham Hotels & Resorts Inc	15,666	824
YETI Holdings Inc *(A)	19,783	475

		48,558

Consumer Staples — 5.3%
Andersons Inc/The	20,090	742
B&G Foods Inc, Cl A (A)	1,008	25
BJ’s Wholesale Club Holdings Inc *(A)	16,900	428
Calavo Growers Inc (A)	13,542	1,153
Casey’s General Stores Inc (A)	9,610	1,295
Church & Dwight Co Inc	19,647	1,293
Darling Ingredients Inc *	63,217	1,389
Freshpet Inc *	9,042	373
Hain Celestial Group Inc/The *	168,169	3,308
Hostess Brands Inc, Cl A *(A)	72,226	877
J&J Snack Foods Corp	7,326	1,137
Performance Food Group Co *	24,980	962
Pilgrim’s Pride Corp *	125,455	2,468
Sanderson Farms Inc (A)	5,200	599
Simply Good Foods Co/The *	24,127	494
Spectrum Brands Holdings Inc (A)	10,108	547
TreeHouse Foods Inc *	28,639	1,735
WD-40 Co (A)	1,987	356

		19,181

Energy — 2.5%
Cabot Oil & Gas Corp, Cl A	40,543	998
Callon Petroleum Co *(A)	93,162	713
Carrizo Oil & Gas Inc *	41,348	454
Evolution Petroleum Corp	33,110	234
Gulfport Energy Corp *	246,885	1,891
NCS Multistage Holdings Inc *(A)	59,705	329
PBF Energy Inc, Cl A	30,250	940
Phillips 66 Partners LP (B)	16,924	830
Range Resources Corp (A)	173,815	1,860
RigNet Inc *	23,876	370
Select Energy Services Inc, Cl A *(A)	31,180	314

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SRC Energy Inc *	47,711	$219

		9,152

Financials — 17.0%
Affiliated Managers Group Inc	17,760	1,947
American Equity Investment Life Holding Co	104,075	3,294
Banc of California Inc	30,081	521
Bancorp Inc/The *	61,711	560
Bank of NT Butterfield & Son Ltd/The	31,097	1,267
Bank OZK	21,569	707
BankUnited Inc	133,213	4,861
Blackstone Mortgage Trust Inc, Cl A ‡(A)	42,430	1,463
Chemical Financial Corp	11,911	546
CNO Financial Group Inc	176,660	3,008
Cohen & Steers Inc	23,516	982
Cowen Inc, Cl A *(A)	61,600	954
Eagle Bancorp Inc *	13,816	818
eHealth Inc *	6,778	362
Evercore Inc, Cl A	9,935	915
FactSet Research Systems Inc	4,800	1,129
Federated Investors Inc, Cl B	9,941	296
First American Financial Corp	18,472	938
First Commonwealth Financial Corp	185,453	2,607
First Horizon National Corp	59,964	937
FNB Corp/PA	401,999	4,920
Great Western Bancorp Inc	66,621	2,502
GS Acquisition Holdings Corp *	74,525	765
Hanover Insurance Group Inc/The	3,488	414
Hercules Capital (A)	77,490	1,085
Home BancShares Inc/AR	41,586	810
IBERIABANK Corp	19,409	1,518
LPL Financial Holdings Inc	5,857	442
MarketAxess Holdings Inc	5,886	1,435
MB Financial Inc	24,092	1,091
MSCI Inc, Cl A	7,084	1,309
National General Holdings Corp	182,903	4,721
NMI Holdings Inc, Cl A *	17,990	434
OFG Bancorp	38,694	801
One Madison Corp *	75,814	798
PennantPark Investment Corp	71,913	513
Popular Inc	5,170	291
Prosperity Bancshares Inc	16,071	1,196
Sterling Bancorp/DE	80,166	1,630
TPG Pace Holdings Corp *	72,245	780
Trupanion Inc *(A)	14,822	450
Umpqua Holdings Corp	179,735	3,268
United Bankshares Inc/WV (A)	21,935	842
Univest Financial Corp	34,830	923
WisdomTree Investments Inc	102,002	794

		61,844

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 12.5%
Accelerate Diagnostics Inc *(A)	18,759	$401
Albireo Pharma Inc *	16,610	467
Amedisys Inc *	2,268	282
Amphastar Pharmaceuticals Inc *	18,589	462
Argenx SE ADR *(A)	4,676	623
Array BioPharma Inc *	26,338	604
Atara Biotherapeutics Inc *(A)	11,259	403
AxoGen Inc *	30,945	571
Axsome Therapeutics Inc *	47,398	377
BioCryst Pharmaceuticals Inc *	42,743	353
BioDelivery Sciences International Inc *	80,133	390
BioTelemetry Inc *	10,995	822
Cantel Medical Corp	10,775	792
CareDx Inc *	21,571	671
Charles River Laboratories International Inc *	5,982	850
Chemed Corp	3,686	1,215
Chimerix Inc *	139,913	284
Codexis Inc *	17,225	372
CryoLife Inc *	14,022	415
DBV Technologies SA ADR *(A)	34,526	281
Deciphera Pharmaceuticals Inc *(A)	14,540	413
Encompass Health Corp	16,598	1,048
Endologix Inc *	130,353	68
Ensign Group Inc/The	39,833	1,970
Evolus Inc *(A)	13,093	346
Fluidigm Corp *	44,690	494
Genomic Health Inc *	5,342	406
Glaukos Corp *	6,798	504
Guardant Health Inc *(A)	8,630	575
HealthEquity Inc *	5,730	461
Heron Therapeutics Inc *(A)	15,037	398
Hill-Rom Holdings Inc	4,219	447
HMS Holdings Corp *	9,221	318
Horizon Pharma Plc *	19,261	559
ImmunoGen Inc *(A)	77,661	367
Immunomedics Inc *(A)	26,198	413
Inspire Medical Systems Inc *	10,620	658
Insulet Corp *(A)	4,542	427
Integer Holdings Corp *	3,396	309
Invitae Corp *	20,690	416
iRhythm Technologies Inc *(A)	3,750	359
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	17,451	313
Kodiak Sciences Inc *	49,644	348
LHC Group Inc *	4,241	465
Liquidia Technologies Inc *	23,057	462
Magellan Health Inc *	38,655	2,633
Masimo Corp *	4,198	551
Medidata Solutions Inc *(A)	9,302	698
Merit Medical Systems Inc *	7,454	415
Mersana Therapeutics Inc *(A)	82,297	453

64	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NanoString Technologies Inc *	20,518	$523
NeoGenomics Inc *	27,311	535
Neon Therapeutics Inc *	21,601	135
Nevro Corp *	14,316	660
Novocure Ltd *	10,123	544
Omnicell Inc *	5,393	458
Orchard Therapeutics plc ADR	23,590	405
Pacific Biosciences of California Inc *	68,655	502
Patterson Cos Inc (A)	24,145	544
PRA Health Sciences Inc *	2,757	295
Prestige Consumer Healthcare Inc *(A)	54,841	1,605
Quest Diagnostics Inc	8,556	741
Quidel Corp *	10,795	708
Ra Pharmaceuticals Inc *	14,797	285
Reata Pharmaceuticals Inc, Cl A *	5,464	515
ResMed Inc	10,860	1,112
Revance Therapeutics Inc *	21,598	366
Rhythm Pharmaceuticals Inc *(A)	15,676	450
STERIS PLC	10,979	1,328
Syneos Health Inc, Cl A *	17,149	716
Tactile Systems Technology Inc *(A)	7,294	554
Tandem Diabetes Care Inc *	9,002	590
TCR2 Therapeutics Inc *	19,462	417
Tivity Health Inc *	11,450	245
Veracyte Inc *	28,064	567
Vericel Corp *	26,109	489
Viking Therapeutics Inc *(A)	49,175	414
WaVe Life Sciences Ltd *(A)	12,226	513
Wright Medical Group NV *	16,351	512
Xencor Inc *	12,045	365
Xeris Pharmaceuticals Inc *(A)	37,523	376

		45,398

Industrials — 18.3%
ABM Industries Inc	27,855	993
ACCO Brands Corp	68,745	639
Actuant Corp, Cl A	22,648	554
ADT Inc (A)	136,979	1,096
AECOM *	63,200	1,957
Aerojet Rocketdyne Holdings Inc *	12,573	468
Albany International Corp, Cl A	4,043	314
Allison Transmission Holdings Inc, Cl A	5,964	296
Altra Industrial Motion Corp	20,862	664
American Superconductor Corp *(A)	27,451	407
Apogee Enterprises Inc	72,770	2,597
Armstrong World Industries Inc	5,842	428
ASGN Inc *	6,185	398
Astec Industries Inc	21,305	813
Atlas Air Worldwide Holdings Inc *	61,010	3,279
BWX Technologies Inc	37,984	1,988
Casella Waste Systems Inc, Cl A *	12,838	453
Chart Industries Inc *	4,947	437

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cimpress NV *(A)	5,072	$418
CIRCOR International Inc *	10,167	321
Clean Harbors Inc *	38,187	2,597
Construction Partners Inc, Cl A *	55,958	692
EMCOR Group Inc	8,419	607
Enphase Energy Inc *	49,043	445
EnPro Industries Inc	12,293	843
Forrester Research Inc	16,309	819
Forward Air Corp	13,173	852
Generac Holdings Inc *	16,392	845
Graham Corp	21,628	490
Harris Corp	7,212	1,189
Healthcare Services Group Inc (A)	18,063	690
Heartland Express Inc	52,785	1,060
HEICO Corp	11,863	1,112
Heritage-Crystal Clean Inc *	61,823	1,494
Hexcel Corp	13,547	977
Hudson Technologies Inc *(A)	117,144	148
Huron Consulting Group Inc *	19,390	888
InnerWorkings Inc *	234,695	1,138
Insperity Inc	4,453	562
ITT Inc	19,138	1,105
John Bean Technologies Corp	14,202	1,331
KAR Auction Services Inc	12,329	581
Kelly Services Inc, Cl A	20,942	505
Kennametal Inc	40,062	1,510
Kirby Corp *	18,252	1,355
Korn Ferry	20,555	1,003
Kratos Defense & Security Solutions Inc *	28,671	493
LB Foster Co, Cl A *	18,468	320
Lydall Inc *	32,735	921
Masonite International Corp *	8,108	450
Matson Inc	28,315	1,022
Matthews International Corp, Cl A	13,794	549
Milacron Holdings Corp *	60,928	852
MSC Industrial Direct Co Inc, Cl A	10,290	869
Multi-Color Corp	27,643	1,378
Nordson Corp	8,238	1,118
Proto Labs Inc *(A)	3,339	377
Regal Beloit Corp	10,964	918
REV Group Inc (A)	96,815	856
Ritchie Bros Auctioneers Inc	14,605	548
Ryder System Inc	19,485	1,211
Snap-on Inc (A)	5,613	898
SP Plus Corp *	26,952	927
Spirit Airlines Inc *	5,888	331
SPX FLOW Inc *	8,721	301
Standex International Corp	11,461	940
Team Inc *(A)	61,642	963
Tennant Co	15,287	966
Tetra Tech Inc	17,065	1,024
Toro Co/The	14,138	970

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TriMas Corp *	31,821	$1,029
TriNet Group Inc *	25,310	1,551
TrueBlue Inc *	47,365	1,090
Woodward Inc	5,974	576

		66,806

Information Technology — 15.9%
2U Inc *(A)	19,393	1,429
3D Systems Corp *(A)	37,216	526
Acacia Communications Inc *	8,217	438
ACI Worldwide Inc *	15,510	494
Actua Corp *(C)	39,640	25
Alarm.com Holdings Inc *(A)	8,820	579
Alteryx Inc, Cl A *(A)	5,713	436
American Software Inc/GA, Cl A	31,983	371
Anaplan Inc *(A)	12,139	455
Asure Software Inc *(A)	58,747	380
Avalara Inc *	8,526	445
Badger Meter Inc	29,492	1,735
Belden Inc (A)	9,645	596
Benefitfocus Inc *(A)	8,594	422
Booz Allen Hamilton Holding Corp, Cl A	6,818	361
Broadridge Financial Solutions Inc	8,079	818
Cabot Microelectronics Corp	10,629	1,202
CACI International Inc, Cl A *	6,988	1,274
Carbonite Inc *	51,313	1,194
ChannelAdvisor Corp *	27,312	353
Ciena Corp *	15,587	665
Cognex Corp (A)	20,977	1,120
Conduent Inc *	42,791	626
Cornerstone OnDemand Inc *	9,312	526
Coupa Software Inc *	5,522	520
Cree Inc *	8,550	465
CTS Corp	13,663	439
CyberArk Software Ltd *	6,167	677
Cypress Semiconductor Corp	42,210	651
Diodes Inc *	10,542	425
Domo Inc, Cl B *(A)	13,644	473
Elastic NV *(A)	4,816	436
Envestnet Inc *	7,698	470
Euronet Worldwide Inc *	8,594	1,154
Everbridge Inc *	14,903	1,054
EVERTEC Inc	13,385	383
ExlService Holdings Inc *	10,377	637
Fabrinet *	8,449	494
Five9 Inc *	8,493	451
Glu Mobile Inc *	34,143	307
HubSpot Inc *	2,439	411
Insight Enterprises Inc *	7,597	424
j2 Global Inc	13,607	1,157
Jack Henry & Associates Inc	6,909	916
Lattice Semiconductor Corp *	44,089	520

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Littelfuse Inc	5,709	$1,102
LivePerson Inc *	35,038	980
LiveRamp Holdings Inc *	7,035	378
LogMeIn Inc	33,985	2,700
MACOM Technology Solutions Holdings Inc *(A)	106,219	2,028
ManTech International Corp/VA, Cl A	15,202	826
Mercury Systems Inc *	7,197	457
Model N Inc *	28,624	495
MongoDB Inc, Cl A *(A)	2,882	293
NCR Corp *	62,385	1,748
Novanta Inc *	4,457	364
Okta Inc, Cl A *	3,494	297
Paylocity Holding Corp *	5,422	475
Power Integrations Inc	16,023	1,171
Presidio Inc	63,864	1,062
PROS Holdings Inc *	10,400	443
QAD Inc, Cl A	9,659	437
Rapid7 Inc *	7,699	354
RingCentral Inc, Cl A *	3,838	404
Rogers Corp *	2,762	429
Sanmina Corp *	13,867	443
Semtech Corp *	13,797	760
SolarWinds Corp *(A)	22,209	422
SPS Commerce Inc *	3,702	395
Super Micro Computer Inc *	183,250	3,504
SVMK Inc *	18,436	280
SYNNEX Corp	12,084	1,186
Teradata Corp *	9,970	482
Trade Desk Inc/The, Cl A *(A)	3,218	636
Twilio Inc, Cl A *(A)	3,174	386
Universal Display Corp (A)	3,022	451
Viavi Solutions Inc *	124,476	1,634
Workiva Inc, Cl A *	11,368	562
Xperi Corp	20,694	497
Zendesk Inc *	3,723	294
Zscaler Inc *(A)	9,165	455

		57,764

Materials — 5.0%
Allegheny Technologies Inc *(A)	34,805	996
B2Gold Corp *	121,520	382
Century Aluminum Co *	43,245	373
Commercial Metals Co	103,105	1,706
Ferroglobe *(C)	2,398	–
HB Fuller Co	14,271	720
Ingevity Corp *	7,178	827
International Flavors & Fragrances Inc	5,731	731
Livent Corp *(A)	62,697	803
Olin Corp	35,624	921
Owens-Illinois Inc	174,550	3,477
Quaker Chemical Corp	5,156	1,078

66	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sensient Technologies Corp	11,495	$744
Silgan Holdings Inc	20,222	572
Sonoco Products Co	6,137	355
United States Steel Corp	83,580	1,873
Valvoline Inc	55,593	1,045
Venator Materials PLC *	86,765	511
WR Grace & Co	13,644	1,060

		18,174

Real Estate — 3.0%
Agree Realty Corp ‡	6,488	426
Alexandria Real Estate Equities Inc ‡	8,268	1,123
Americold Realty Trust ‡(A)	32,297	929
CareTrust Inc ‡	20,247	452
Columbia Property Trust Inc ‡	42,189	913
CoreSite Realty Corp ‡	9,708	993
Corporate Office Properties Trust ‡	31,443	817
Jernigan Capital Inc ‡	21,888	469
Kennedy-Wilson Holdings Inc	42,556	884
Lexington Realty Trust ‡	52,423	487
Medical Properties Trust Inc ‡	24,161	440
National Storage Affiliates Trust ‡	12,449	353
NexPoint Residential Trust Inc ‡	11,652	419
Retail Opportunity Investments Corp ‡	44,829	770
Ryman Hospitality Properties Inc ‡	13,380	1,084
Terreno Realty Corp ‡	10,535	431

		10,990

Utilities — 1.9%
Algonquin Power & Utilities Corp	100,785	1,118
American States Water Co	20,316	1,445
American Water Works Co Inc	10,719	1,089
Black Hills Corp	9,365	665
Hawaiian Electric Industries Inc	15,875	608
IDACORP Inc	7,750	763
Portland General Electric Co	26,137	1,310

		6,998
Total Common Stock (Cost $322,819) ($ Thousands)		350,295

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Value ETF (A)	11,338	1,405

Total Exchange Traded Fund (Cost $1,390) ($ Thousands)		1,405

Description	Number of Warrants	Market Value ($ Thousands)

WARRANT — 0.0%
Magnolia Oil & Gas Corp, Expires 08/03/2023 Strike Price *	24,852	$87

Total Warrant (Cost $59) ($ Thousands)		87

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	3,306	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 13.1%
SEI Liquidity Fund, L.P.
2.470% **†(D)	47,523,956	47,523

Total Affiliated Partnership (Cost $47,523) ($ Thousands)		47,523

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	15,129,497	15,129

Total Cash Equivalent (Cost $15,129) ($ Thousands)		15,129

Total Investments in Securities — 113.9% (Cost $386,920) ($ Thousands)		$414,439

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small Cap II Fund (Continued)

Percentages are based on Net Assets of $363,990 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019 . The total market value of securities on loan at February 28, 2019 was $46,582 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2019, such securities amounted to $830 ($ Thousands), or 0.2% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $47,523 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$350,270	$–	$25	$ 350,295
Exchange Traded Fund	1,405	–	–	1,405
Warrant	–	87	–	87
Rights	–	–	–	–
Affiliated Partnership	–	47,523	–	47,523
Cash Equivalent	15,129	–	–	15,129

Total Investments in Securities	$366,804	$47,610	$25	$ 414,439

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$ 83,111	$124,700	$(160,284)	$–	$(4)	$47,523	$237
SEI Daily Income Trust, Government Fund, CI F	28,708	165,733	(179,312)	–	—	15,129	203

Totals	$111,819	$290,433	$(339,596)	$–	$(4)	$62,652	$440

68	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Communication Services — 1.8%
AMC Networks Inc, Cl A *(A)	33,600	$2,208
Boingo Wireless Inc *	51,576	1,154
Cargurus Inc, Cl A *	35,596	1,521
Cogent Communications Holdings Inc	62,271	3,033
Entercom Communications Corp, Cl A (A)	173,700	1,070
EW Scripps Co/The, Cl A	80,973	1,713
Gannett Co Inc (A)	62,400	733
Gray Television Inc *	70,614	1,547
IAC/InterActiveCorp *	36,355	7,745
Meet Group Inc/The *	68,385	410
TEGNA Inc	123,820	1,631
Telephone & Data Systems Inc	50,930	1,632

		24,397

Consumer Discretionary — 13.2%
Abercrombie & Fitch Co, Cl A	67,584	1,483
American Axle & Manufacturing Holdings Inc *	90,600	1,459
American Eagle Outfitters Inc	79,968	1,631
Aramark	14,468	438
Asbury Automotive Group Inc *	19,947	1,432
Big Lots Inc (A)	32,600	1,028
Bloomin’ Brands Inc	25,800	534
Boot Barn Holdings Inc *	53,422	1,523
BorgWarner Inc	34,400	1,397
Bright Horizons Family Solutions Inc *	45,075	5,589
Brinker International Inc (A)	15,900	728
Brunswick Corp/DE	8,476	447
Cable One Inc	4,428	4,202
Caesars Entertainment Corp *(A)	44,118	380
Caleres Inc	11,290	351
Canada Goose Holdings Inc *(A)	51,670	2,941
Capri Holdings Ltd *	31,200	1,423
Carter’s Inc	28,759	2,802
Chegg Inc *	41,547	1,646
Children’s Place Inc/The (A)	9,000	860
Cinemark Holdings Inc	80,307	3,022
Cooper Tire & Rubber Co	27,500	879
Cooper-Standard Holdings Inc *	13,900	836
Core-Mark Holding Co Inc	76,460	2,409
Crocs Inc *	40,900	1,050
Dana Inc	75,600	1,493
Dick’s Sporting Goods Inc (A)	38,000	1,484
Dillard’s Inc, Cl A (A)	20,600	1,618
Dine Brands Global Inc	13,739	1,363
Domino’s Pizza Inc	14,165	3,555
Ethan Allen Interiors Inc	42,200	847
Express Inc *(A)	66,800	347
Extended Stay America Inc	138,625	2,529
Farfetch Ltd, Cl A *(A)	24,097	590
Foot Locker Inc	47,100	2,803

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fox Factory Holding Corp *	66,178	$4,194
frontdoor Inc *	84,959	2,719
GameStop Corp, Cl A (A)	37,900	443
G-III Apparel Group Ltd *	29,144	1,038
Goodyear Tire & Rubber Co/The	69,900	1,383
Grand Canyon Education Inc *	61,364	7,099
Group 1 Automotive Inc	18,200	1,132
Habit Restaurants Inc/The, Cl A *(A)	92,242	1,040
Hanesbrands Inc (A)	318,409	5,919
Harley-Davidson Inc (A)	36,500	1,355
Haverty Furniture Cos Inc (A)	52,200	1,272
K12 Inc *	42,271	1,354
Kohl’s Corp	43,322	2,926
La-Z-Boy Inc, Cl Z	41,400	1,425
Lear Corp	9,400	1,429
Lithia Motors Inc, Cl A	37,102	3,349
Malibu Boats Inc, Cl A *	29,342	1,356
Marcus Corp/The	19,651	833
MDC Holdings Inc	43,956	1,268
National CineMedia Inc	245,805	1,903
National Vision Holdings Inc *	49,330	1,657
Nautilus Inc *	76,923	502
Nexstar Media Group Inc, Cl A	13,529	1,322
Office Depot Inc	437,200	1,517
Ollie’s Bargain Outlet Holdings Inc *(A)	49,150	4,336
Planet Fitness Inc, Cl A *	81,075	4,766
PlayAGS Inc *	50,345	1,198
Polaris Industries Inc (A)	36,622	3,121
Pool Corp	19,604	3,128
PulteGroup Inc	80,848	2,183
Ralph Lauren Corp, Cl A	2,718	340
RH *(A)	9,753	1,498
Sally Beauty Holdings Inc *(A)	235,977	4,264
SeaWorld Entertainment Inc *	50,419	1,376
Service Corp International/US	83,070	3,434
ServiceMaster Global Holdings Inc *	59,435	2,684
Shoe Carnival Inc (A)	36,368	1,387
Six Flags Entertainment Corp	89,650	4,994
Skechers U.S.A. Inc, Cl A *	199,273	6,702
Sleep Number Corp *	36,423	1,590
Sonic Automotive Inc, Cl A	60,600	911
Tenneco Inc, Cl A	31,200	1,079
Texas Roadhouse Inc, Cl A	17,940	1,136
Thor Industries Inc	27,388	1,768
Toll Brothers Inc	57,400	2,043
Tractor Supply Co	41,692	3,975
Turtle Beach Corp *(A)	78,218	1,204
Under Armour Inc, Cl C *(A)	89,074	1,789
Wendy’s Co/The	169,931	2,945
Whirlpool Corp	11,600	1,641
Williams-Sonoma Inc (A)	24,100	1,402
Wolverine World Wide Inc	47,136	1,686

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wyndham Destinations Inc	31,726	$1,429
Wyndham Hotels & Resorts Inc	54,333	2,856

		178,419

Consumer Staples — 3.2%
B&G Foods Inc, Cl A	119,058	2,931
Boston Beer Co Inc/The, Cl A *	4,443	1,389
Calavo Growers Inc (A)	41,284	3,515
Casey’s General Stores Inc	28,979	3,905
Central Garden & Pet Co, Cl A *(A)	24,640	771
Chefs’ Warehouse Inc/The *	7,794	250
Church & Dwight Co Inc	59,899	3,941
Energizer Holdings Inc (A)	5,247	241
Hostess Brands Inc, Cl A *	273,654	3,322
Ingles Markets Inc, Cl A	23,000	716
J&J Snack Foods Corp	22,335	3,468
JM Smucker Co/The	20,500	2,171
Lamb Weston Holdings Inc	6,225	431
Lancaster Colony Corp	1,722	270
Medifast Inc	6,475	825
Performance Food Group Co *	48,360	1,863
Pilgrim’s Pride Corp *	96,600	1,900
Post Holdings Inc *	3,609	368
Simply Good Foods Co/The *	213,608	4,370
SpartanNash Co	35,000	664
Spectrum Brands Holdings Inc	50,072	2,712
Universal Corp/VA	24,400	1,448
Weis Markets Inc (A)	29,200	1,469

		42,940

Energy — 2.5%
Arch Coal Inc	12,600	1,174
Archrock Inc	131,723	1,286
Bonanza Creek Energy Inc *	42,098	967
Cabot Oil & Gas Corp, Cl A	123,605	3,043
Callon Petroleum Co *	173,110	1,324
Carrizo Oil & Gas Inc *	80,900	888
Delek US Holdings Inc	9,601	340
Diamondback Energy Inc	5,165	532
Encana Corp	31,659	230
GasLog Ltd (A)	66,500	1,072
Golar LNG Ltd	50,300	1,038
Gulfport Energy Corp *	288,507	2,210
Helix Energy Solutions Group Inc *	55,699	412
HollyFrontier Corp (A)	45,308	2,320
Laredo Petroleum *	47,800	164
McDermott International Inc *	25,330	215
Parsley Energy Inc, Cl A *	154,709	2,806
PBF Energy Inc, Cl A	51,100	1,588
Phillips 66 Partners LP (B)	51,597	2,531
RigNet Inc *	72,993	1,130
Southwestern Energy Co *	270,000	1,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SRC Energy Inc *	272,900	$1,255
US Silica Holdings Inc (A)	38,200	569
Viper Energy Partners LP (B)	59,268	1,951
W&T Offshore Inc *(A)	185,500	966
WPX Energy Inc *	203,925	2,516

		33,669

Financials — 14.9%
Affiliated Managers Group Inc	3,616	396
AG Mortgage Investment Trust Inc ‡	69,000	1,227
AGNC Investment Corp ‡	34,136	603
Ally Financial Inc	96,381	2,611
American Equity Investment Life Holding Co	96,834	3,065
American Financial Group Inc/OH	30,235	3,013
Annaly Capital Management Inc ‡	149,200	1,511
Ares Capital Corp	97,500	1,689
Argo Group International Holdings Ltd	19,499	1,355
Arthur J Gallagher & Co	6,158	494
Associated Banc-Corp	142,700	3,322
Assurant Inc	3,973	409
Assured Guaranty Ltd	37,800	1,579
Axis Capital Holdings Ltd	23,700	1,353
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	640
Bank OZK	98,843	3,242
BankUnited Inc	66,845	2,439
Banner Corp	23,474	1,458
BGC Partners Inc, Cl A	651,178	3,992
Brookline Bancorp Inc	85,500	1,366
Capstead Mortgage Corp ‡	164,000	1,361
Central Pacific Financial Corp	38,400	1,121
Chimera Investment Corp ‡	65,600	1,213
CIT Group Inc	82,598	4,210
CNA Financial Corp	29,800	1,288
CNO Financial Group Inc	79,400	1,352
Cohen & Steers Inc	71,692	2,994
Columbia Banking System Inc	148,471	5,624
Comerica Inc	6,588	574
CVB Financial Corp	57,000	1,299
Dime Community Bancshares Inc	56,500	1,129
Donnelley Financial Solutions Inc *	5,407	77
Eagle Bancorp Inc *	6,837	405
Enova International Inc *	54,028	1,379
Enterprise Financial Services Corp	28,200	1,274
Essent Group Ltd *	36,643	1,581
Evercore Inc, Cl A	44,829	4,129
Everest Re Group Ltd	9,657	2,184
EZCORP Inc, Cl A *	130,000	1,270
FactSet Research Systems Inc	14,635	3,442
First American Financial Corp	84,316	4,282
First BanCorp/Puerto Rico	144,259	1,660
First Hawaiian Inc	3,928	106

70	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Horizon National Corp	254,700	$3,981
First Merchants Corp	74,701	3,017
Flushing Financial Corp	52,400	1,216
FNB Corp/PA	177,835	2,177
Fulton Financial Corp	92,302	1,586
Great Western Bancorp Inc	36,800	1,382
Green Dot Corp, Cl A *	16,350	1,055
Hancock Whitney Corp	86,099	3,761
Hanmi Financial Corp	43,000	992
Hanover Insurance Group Inc/The	3,526	419
Home BancShares Inc/AR	126,783	2,470
IBERIABANK Corp	22,853	1,788
Investors Bancorp Inc	113,705	1,429
Kemper Corp	20,360	1,692
KeyCorp	98,500	1,740
Kinsale Capital Group Inc	12,440	831
Lazard Ltd, Cl A (B)	36,000	1,347
Legg Mason Inc	46,500	1,360
Lincoln National Corp	37,500	2,345
LPL Financial Holdings Inc	57,005	4,299
Maiden Holdings Ltd	50,800	62
MarketAxess Holdings Inc	17,945	4,376
MFA Financial Inc ‡	243,100	1,767
MGIC Investment Corp *	299,710	3,890
MSCI Inc, Cl A	21,599	3,990
National General Holdings Corp	51,600	1,332
Navient Corp	92,300	1,128
Nelnet Inc, Cl A	23,100	1,266
NMI Holdings Inc, Cl A *	64,200	1,550
Oaktree Specialty Lending Corp	218,200	1,135
OFG Bancorp	150,656	3,117
PacWest Bancorp	222,405	9,123
People’s United Financial Inc	23,078	410
Preferred Bank/Los Angeles CA	2,600	133
Primerica Inc	3,444	431
Prospect Capital Corp	159,000	1,089
Prosperity Bancshares Inc	48,997	3,648
Provident Financial Services Inc	48,708	1,337
Radian Group Inc	79,706	1,623
Raymond James Financial Inc	4,520	373
Regions Financial Corp	142,400	2,335
Reinsurance Group of America Inc, Cl A	11,600	1,676
Republic Bancorp Inc/KY, Cl A	31,200	1,411
Starwood Property Trust Inc ‡	271,697	6,094
Sterling Bancorp/DE	91,857	1,867
Stifel Financial Corp	28,027	1,526
Synovus Financial Corp	22,962	911
TCF Financial Corp	116,100	2,659
Two Harbors Investment Corp ‡	58,546	812
United Community Banks Inc/GA	134,179	3,715
Universal Insurance Holdings Inc (A)	55,846	2,180
Unum Group	68,500	2,559

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Voya Financial Inc (A)	12,185	$616
Walker & Dunlop Inc	25,446	1,420
Washington Federal Inc	57,300	1,758
Western Alliance Bancorp *	11,539	534
Wintrust Financial Corp	29,515	2,174
WisdomTree Investments Inc	289,955	2,256
Zions Bancorp NA	91,387	4,670

		201,558

Health Care — 11.1%
Acorda Therapeutics Inc *(A)	76,500	1,128
Agios Pharmaceuticals Inc *(A)	35,097	2,277
Amedisys Inc *	10,773	1,339
Array BioPharma Inc *	91,620	2,102
Arrowhead Pharmaceuticals Inc *	76,480	1,493
Assembly Biosciences Inc *	59,676	1,276
Atara Biotherapeutics Inc *(A)	31,255	1,119
AxoGen Inc *	92,690	1,711
BioTelemetry Inc *	19,047	1,423
Blueprint Medicines Corp *	12,200	1,003
Brookdale Senior Living Inc, Cl A *	31,189	211
Cantel Medical Corp	32,849	2,415
CareDx Inc *	30,890	961
Catalent Inc *	36,190	1,564
Chemed Corp	16,335	5,382
CONMED Corp	19,892	1,530
Cooper Cos Inc/The	7,580	2,168
DBV Technologies SA ADR *(A)	97,499	794
DexCom Inc *	8,076	1,125
Eagle Pharmaceuticals Inc/DE *(A)	14,994	751
Editas Medicine Inc *(A)	48,380	998
Encompass Health Corp	57,505	3,631
Endologix Inc *	314,702	164
Ensign Group Inc/The	198,352	9,809
Exact Sciences Corp *	51,382	4,676
Genomic Health Inc *	15,814	1,201
Haemonetics Corp *	22,550	1,959
Halozyme Therapeutics Inc *	84,004	1,449
HealthEquity Inc *	16,767	1,349
Heron Therapeutics Inc *(A)	50,771	1,344
Hill-Rom Holdings Inc	6,522	692
HMS Holdings Corp *	37,773	1,302
Hologic Inc *	9,138	431
Immunomedics Inc *(A)	74,108	1,168
Innoviva Inc *	75,550	1,186
Insulet Corp *(A)	35,338	3,319
Integer Holdings Corp *	16,173	1,471
Integra LifeSciences Holdings Corp *	27,998	1,542
Jazz Pharmaceuticals PLC *	14,700	2,058
Lannett Co Inc *(A)	35,947	338
Lantheus Holdings Inc *	63,500	1,451
Ligand Pharmaceuticals Inc *(A)	49,552	6,148

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MacroGenics Inc *	52,374	$1,047
Magellan Health Inc *	6,589	449
Mallinckrodt PLC *(A)	48,400	1,208
Masimo Corp *	22,112	2,903
Medidata Solutions Inc *(A)	43,294	3,248
MEDNAX Inc *	64,117	2,110
Medpace Holdings Inc *	11,595	637
Merit Medical Systems Inc *	50,970	2,841
Molina Healthcare Inc *	2,798	377
Neurocrine Biosciences Inc *	11,497	888
Nevro Corp *	39,684	1,828
Omnicell Inc *	39,019	3,315
Owens & Minor Inc (A)	56,000	349
Pacira Pharmaceuticals Inc/DE *	29,425	1,212
Perrigo Co PLC	5,447	265
PRA Health Sciences Inc *	32,015	3,425
Prestige Consumer Healthcare Inc *	68,154	1,994
Quest Diagnostics Inc	26,085	2,258
Quidel Corp *	45,730	2,998
R1 RCM Inc *	154,000	1,523
REGENXBIO Inc *	22,096	1,143
ResMed Inc	33,109	3,391
Revance Therapeutics Inc *	61,845	1,048
Sientra Inc *	64,195	711
Spectrum Pharmaceuticals Inc *	106,614	1,153
STERIS PLC	65,550	7,929
Syneos Health Inc, Cl A *	141,726	5,920
Teladoc Health Inc *(A)	32,970	2,122
Tenet Healthcare Corp *	50,000	1,429
United Therapeutics Corp *	18,300	2,311
Universal Health Services Inc, Cl B	20,100	2,790
US Physical Therapy Inc	13,087	1,443
Vericel Corp *(A)	83,315	1,559
Viking Therapeutics Inc *(A)	84,580	711
Wright Medical Group NV *(A)	45,322	1,419
Xencor Inc *	37,387	1,134

		150,546

Industrials — 17.6%
ABM Industries Inc (A)	82,688	2,949
Acuity Brands Inc	13,248	1,724
ADT Inc (A)	417,609	3,341
AGCO Corp	24,200	1,635
Air Transport Services Group Inc *	114,530	2,665
Aircastle Ltd	54,700	1,086
Alaska Air Group Inc	4,949	305
Allegiant Travel Co, Cl A	10,005	1,322
Allegion PLC	32,172	2,894
Allison Transmission Holdings Inc, Cl A	62,000	3,081
Apogee Enterprises Inc	15,600	557
Arcosa Inc	58	2
ASGN Inc *	43,280	2,788

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atkore International Group Inc *	69,457	$1,604
Atlas Air Worldwide Holdings Inc *	21,435	1,152
Beacon Roofing Supply Inc *	8,062	292
Briggs & Stratton Corp	64,000	839
BWX Technologies Inc	65,746	3,442
Chart Industries Inc *	16,100	1,421
Cimpress NV *(A)	14,887	1,228
Clean Harbors Inc *	71,340	4,851
Comfort Systems USA Inc	27,414	1,470
Continental Building Products Inc *	6,845	197
Curtiss-Wright Corp	3,277	404
Deluxe Corp	35,400	1,647
Dycom Industries Inc *	7,598	343
EMCOR Group Inc	25,212	1,819
EnerSys	6,059	447
Ennis Inc	39,500	837
Evoqua Water Technologies Corp *(A)	111,784	1,518
Exponent Inc	60,045	3,400
Federal Signal Corp	55,571	1,366
Forward Air Corp	39,763	2,571
Generac Holdings Inc *	27,551	1,421
Genesee & Wyoming Inc, Cl A *	70,368	5,770
Greenbrier Cos Inc/The (A)	27,400	1,130
H&E Equipment Services Inc	45,715	1,316
Harris Corp	21,989	3,627
Healthcare Services Group Inc (A)	55,069	2,103
Heartland Express Inc (A)	157,054	3,155
HEICO Corp	36,167	3,390
HEICO Corp, Cl A	21,918	1,753
Heidrick & Struggles International Inc	37,938	1,636
Huntington Ingalls Industries Inc	16,296	3,413
Insperity Inc	32,545	4,109
JetBlue Airways Corp *	134,700	2,249
John Bean Technologies Corp	57,265	5,366
Kaman Corp	39,800	2,451
KAR Auction Services Inc	186,948	8,815
Kennametal Inc	83,634	3,152
Kirby Corp *	60,803	4,513
Knight-Swift Transportation Holdings Inc, Cl A (A)	13,062	439
Korn Ferry	25,430	1,241
LSC Communications Inc	5,407	46
ManpowerGroup Inc	27,800	2,342
MasTec Inc *(A)	27,600	1,192
Matson Inc	46,703	1,686
McGrath RentCorp	25,816	1,545
Mercury Systems Inc *	94,725	6,017
Meritor Inc *	183,185	4,081
Middleby Corp/The *(A)	29,323	3,595
Moog Inc, Cl A	15,925	1,496
MSA Safety Inc	19,915	2,059
MSC Industrial Direct Co Inc, Cl A	53,257	4,495

72	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Multi-Color Corp (A)	84,406	$4,208
NCI Building Systems Inc *	109,600	769
Nordson Corp	25,114	3,409
NV5 Global Inc *	27,160	2,153
Old Dominion Freight Line Inc	3,063	462
Oshkosh Corp	28,509	2,218
Owens Corning	38,000	1,897
PGT Innovations Inc *	76,069	1,147
Pitney Bowes Inc	103,400	743
Proto Labs Inc *(A)	16,635	1,880
Quad/Graphics Inc, Cl A (A)	53,700	783
Quanta Services Inc	12,251	437
Regal Beloit Corp	28,400	2,379
Resideo Technologies Inc *	99,451	2,556
Rexnord Corp *	50,000	1,334
Ritchie Bros Auctioneers Inc (A)	45,055	1,690
RR Donnelley & Sons Co	85,200	458
Rush Enterprises Inc, Cl A	32,042	1,343
Ryder System Inc	89,903	5,588
Sensata Technologies Holding PLC *(A)	115,982	5,884
SkyWest Inc	33,670	1,820
Snap-on Inc (A)	17,112	2,738
Spirit AeroSystems Holdings Inc, Cl A	39,200	3,873
Spirit Airlines Inc *	22,818	1,284
Steelcase Inc, Cl A	82,213	1,440
Teledyne Technologies Inc *	19,928	4,704
Tennant Co (A)	44,777	2,830
Terex Corp	60,400	2,029
Tetra Tech Inc	76,247	4,576
Timken Co/The	39,362	1,708
Toro Co/The	43,103	2,956
Trex Co Inc *	46,300	3,470
TriNet Group Inc *	54,242	3,324
Trinity Industries Inc	121,243	2,838
Triton International Ltd/Bermuda	42,600	1,402
United Rentals Inc *	15,300	2,059
Vectrus Inc *	29,300	790
Wabash National Corp	57,200	849
Wabtec Corp (A)	15,612	1,144
Woodward Inc	61,274	5,903

		237,875

Information Technology — 16.9%
2U Inc *(A)	58,727	4,328
3D Systems Corp *(A)	117,095	1,653
ACI Worldwide Inc *	233,354	7,437
Advanced Energy Industries Inc *	24,000	1,209
Altair Engineering Inc, Cl A *	29,690	1,053
Amkor Technology Inc *	235,600	2,069
Avalara Inc *	18,615	972
Avnet Inc	56,883	2,474
Badger Meter Inc (A)	66,437	3,909

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Belden Inc (A)	51,988	$3,212
Blackline Inc *(A)	18,580	972
Bottomline Technologies DE Inc *	14,845	740
Broadridge Financial Solutions Inc	24,630	2,494
Cabot Microelectronics Corp	40,539	4,585
CACI International Inc, Cl A *	7,494	1,366
Carbonite Inc *	99,901	2,325
CDW Corp/DE	32,313	3,034
ChannelAdvisor Corp *	77,927	1,008
Ciena Corp *	41,986	1,791
Cirrus Logic Inc *	37,100	1,489
Cloudera Inc *	108,000	1,574
Cognex Corp (A)	63,953	3,415
CommVault Systems Inc *	19,400	1,307
Cornerstone OnDemand Inc *	37,523	2,120
Coupa Software Inc *	30,772	2,898
Cree Inc *	27,069	1,473
CSG Systems International Inc	37,966	1,578
CyberArk Software Ltd *	18,679	2,050
Cypress Semiconductor Corp	122,438	1,889
Diodes Inc *	34,300	1,383
Euronet Worldwide Inc *	56,810	7,631
Everbridge Inc *	62,295	4,405
Fabrinet *	27,028	1,581
FireEye Inc *	94,009	1,576
Five9 Inc *	26,400	1,400
Flex Ltd *	120,723	1,272
Gartner Inc *	13,505	1,922
Impinj Inc *(A)	29,316	490
Insight Enterprises Inc *	39,100	2,183
InterXion Holding NV *	38,340	2,511
Itron Inc *	25,472	1,350
j2 Global Inc (A)	126,720	10,772
Jabil Inc	83,100	2,360
Jack Henry & Associates Inc (A)	21,063	2,794
Juniper Networks Inc	99,800	2,703
Kulicke & Soffa Industries Inc	103,096	2,404
Leidos Holdings Inc	6,854	443
Littelfuse Inc	25,436	4,911
LogMeIn Inc	96,651	7,678
MAXIMUS Inc	18,300	1,293
Monolithic Power Systems Inc	11,860	1,591
NCR Corp *	67,674	1,896
New Relic Inc *	40,100	4,241
NIC Inc	77,400	1,323
Novanta Inc *	58,400	4,773
Nuance Communications Inc *	104,002	1,744
ON Semiconductor Corp *	184,728	3,968
Plantronics Inc	29,300	1,472
Plexus Corp *	6,507	402
Power Integrations Inc	48,849	3,569
Presidio Inc (A)	160,250	2,665

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PROS Holdings Inc *	23,638	$1,007
Q2 Holdings Inc *	52,900	3,641
Rambus Inc *	144,220	1,481
RealPage Inc *	19,133	1,171
RingCentral Inc, Cl A *	38,045	4,006
SailPoint Technologies Holding Inc *	53,450	1,648
Sanmina Corp *	91,350	2,918
Seagate Technology PLC (A)	44,900	2,091
Shutterstock Inc *(A)	78,757	3,649
Silicon Motion Technology Corp ADR	50,003	2,054
SolarWinds Corp *(A)	180,298	3,427
SPS Commerce Inc *	12,462	1,331
SS&C Technologies Holdings Inc	57,600	3,547
Switch Inc, Cl A (A)	305,614	2,637
SYNNEX Corp	64,321	6,311
Tech Data Corp *	36,337	3,714
Teradata Corp *	9,536	461
Teradyne Inc	37,247	1,521
Trimble Inc *	146,887	5,877
TTM Technologies Inc *(A)	123,400	1,496
Tyler Technologies Inc *	10,285	2,106
Upland Software Inc *	43,504	1,527
Varonis Systems Inc *	12,990	740
Verint Systems Inc *	8,592	458
Viavi Solutions Inc *	222,599	2,923
Western Digital Corp	10,300	518
Western Union Co/The (A)	80,800	1,444
Xerox Corp	63,200	1,953
Xperi Corp	61,600	1,478
Zendesk Inc *	63,527	5,020

		229,285

Materials — 4.7%
Allegheny Technologies Inc *(A)	18,491	529
Ashland Global Holdings Inc	36,635	2,835
Cabot Corp	34,000	1,594
Carpenter Technology Corp	8,492	399
Chemours Co/The	52,200	1,985
Cleveland-Cliffs Inc (A)	118,414	1,313
Domtar Corp	36,200	1,843
Eastman Chemical Co	33,400	2,762
Element Solutions Inc *	26,454	298
Ferroglobe *(C)	141,200	–
FMC Corp	98,075	8,778
Graphic Packaging Holding Co	289,139	3,522
Huntsman Corp	103,400	2,563
Ingevity Corp *	40,453	4,661
International Flavors & Fragrances Inc	17,471	2,227
Kraton Corp *	38,212	1,359
Livent Corp *	88,788	1,136
Louisiana-Pacific Corp	14,950	378
Materion Corp	24,000	1,387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orion Engineered Carbons SA	14,883	$415
Owens-Illinois Inc	95,900	1,910
Quaker Chemical Corp	22,496	4,701
Reliance Steel & Aluminum Co	20,000	1,785
Schweitzer-Mauduit International Inc	9,300	359
Silgan Holdings Inc	150,570	4,263
Sonoco Products Co	6,540	379
Steel Dynamics Inc	46,300	1,728
Trinseo SA	32,100	1,611
United States Steel Corp	55,400	1,241
Valvoline Inc	190,081	3,572
Westrock Co	47,800	1,787

		63,320

Real Estate — 7.5%
Agree Realty Corp ‡	20,743	1,363
Alexandria Real Estate Equities Inc ‡	25,206	3,425
American Assets Trust Inc ‡	28,764	1,250
Americold Realty Trust ‡(A)	167,023	4,802
Apartment Investment & Management Co, Cl A	14,058	688
Ashford Hospitality Trust Inc ‡	134,100	719
Braemar Hotels & Resorts Inc ‡	3,000	39
Brixmor Property Group Inc ‡	92,200	1,610
Camden Property Trust ‡	6,886	675
CBL & Associates Properties Inc ‡(A)	70,700	151
Chatham Lodging Trust ‡	53,400	1,067
City Office REIT Inc ‡	72,700	800
CoreCivic Inc ‡	62,100	1,315
CoreSite Realty Corp ‡	29,597	3,026
Cousins Properties Inc ‡(A)	155,528	1,481
DiamondRock Hospitality Co ‡	204,449	2,186
Duke Realty Corp ‡	25,891	766
EastGroup Properties Inc ‡	14,657	1,549
Franklin Street Properties Corp ‡	150,900	1,093
Gaming and Leisure Properties Inc ‡	205,475	7,475
HFF Inc, Cl A *	36,891	1,667
Highwoods Properties Inc ‡	13,127	608
Hospitality Properties Trust ‡	68,900	1,865
Howard Hughes Corp/The *	21,528	2,398
Industrial Logistics Properties Trust ‡	47,668	994
Invitation Homes Inc ‡	96,289	2,215
Kennedy-Wilson Holdings Inc	129,742	2,696
Kimco Realty Corp ‡(A)	34,650	610
Kite Realty Group Trust ‡	96,900	1,525
Ladder Capital Corp, Cl A ‡	74,664	1,370
Lexington Realty Trust ‡	266,800	2,479
Mack-Cali Realty Corp ‡	82,551	1,734
Marcus & Millichap Inc *	30,605	1,182
Medical Properties Trust Inc ‡(A)	464,860	8,474
National Storage Affiliates Trust ‡	36,379	1,030
Newmark Group Inc, Cl A	118,870	1,101

74	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Office Properties Income Trust	53,600	$1,635
Omega Healthcare Investors Inc ‡(A)	35,500	1,274
Outfront Media Inc ‡	64,300	1,443
Piedmont Office Realty Trust Inc, Cl A ‡(A)	55,300	1,132
Retail Opportunity Investments Corp ‡	136,670	2,347
Retail Properties of America Inc, Cl A	96,000	1,196
Retail Value Inc	5,823	181
Rexford Industrial Realty Inc ‡	133,585	4,579
RPT Realty (A)	116,900	1,482
Ryman Hospitality Properties Inc ‡	59,883	4,850
Sabra Health Care REIT Inc ‡(A)	60,000	1,087
Senior Housing Properties Trust ‡	105,300	1,364
SITE Centers Corp ‡	103,402	1,380
Spirit MTA REIT ‡	14,470	106
Spirit Realty Capital Inc	54,320	2,099
Terreno Realty Corp ‡	33,888	1,386
Tier REIT Inc ‡	63,699	1,545
VEREIT Inc ‡	328,300	2,617
Xenia Hotels & Resorts Inc ‡	90,000	1,758

		100,889

Utilities — 2.1%
AES Corp/VA	76,500	1,318
Algonquin Power & Utilities Corp	307,263	3,407
Alliant Energy Corp	12,267	563
American States Water Co	80,937	5,757
American Water Works Co Inc	32,680	3,321
Atmos Energy Corp	4,701	465
Black Hills Corp	29,709	2,109
FirstEnergy Corp	76,000	3,097
IDACORP Inc	2,349	231
National Fuel Gas Co	34,800	2,095
NorthWestern Corp	12,815	878
ONE Gas Inc	14,547	1,258
Pinnacle West Capital Corp	4,437	416
PNM Resources Inc	39,416	1,722
Spire Inc	16,567	1,314
UGI Corp	7,550	414

		28,365

Total Common Stock (Cost $1,151,911) ($ Thousands)		1,291,263

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 9.5%
SEI Liquidity Fund, L.P.
2.470% **†(D)	128,481,859	$128,476

Total Affiliated Partnership (Cost $128,480) ($ Thousands)		128,476

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	50,691,790	50,692

Total Cash Equivalent (Cost $50,692) ($ Thousands)		50,692

Total Investments in Securities — 108.8% (Cost $1,331,083) ($ Thousands)		$1,470,431

Percentages are based on Net Assets of $1,351,952 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019. The total market value of securities on loan at February 28, 2019 was $156,596 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2019, such securities amounted to $5,829 ($ Thousands), or 0.4% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $128,476 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,291,263	$–	$–	$1,291,263
Affiliated Partnership	–	128,476	–	128,476
Cash Equivalent	50,692	–	–	50,692

Total Investments in Securities	$1,341,955	$128,476	$–	$1,470,431

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	75

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Small/Mid Cap Equity Fund (Continued)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019:

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$ 217,342	$ 274,017	$ (362,874)	$ –	$ (9)	$ 128,476	$ 253
SEI Daily Income Trust, Government Fund, CI F	70,669	468,450	(488,427)	–	–	50,692	720

Totals	$ 288,011	$ 742,467	$ (851,301)	$ –	$ (9)	$ 179,168	$ 973

76	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 6.9%
Alphabet Inc, Cl A *	7,252	$8,170
Alphabet Inc, Cl C *	8,928	9,999
AMC Networks Inc, Cl A *	6,831	449
AT&T Inc	231,522	7,205
Care.com Inc *	2,155	54
Cargurus Inc, Cl A *	7,771	332
CenturyLink Inc	35,555	469
EW Scripps Co/The, Cl A	12,767	270
Facebook Inc, Cl A *	38,528	6,220
Gray Television Inc *	11,829	259
IAC/InterActiveCorp *	1,183	252
IMAX Corp *	8,321	191
Liberty Broadband Corp, Cl A *	4,012	358
Liberty Broadband Corp, Cl C *	1,559	140
Liberty TripAdvisor Holdings Inc, Cl A *	20,586	311
Loral Space & Communications Inc *	1,123	46
MSG Networks Inc *	5,250	127
News Corp	33,815	450
News Corp, Cl A	31,041	404
Omnicom Group Inc	89,002	6,737
QuinStreet Inc *	3,209	43
Scholastic Corp	6,078	257
Shenandoah Telecommunications Co	7,244	322
Sinclair Broadcast Group Inc, Cl A	23,466	847
Sirius XM Holdings Inc	224,665	1,332
Telephone & Data Systems Inc	41,111	1,318
Tribune Media Co, Cl A	23,128	1,069
TripAdvisor Inc *	12,516	665
United States Cellular Corp *	2,017	94
Verizon Communications Inc	95,299	5,424
Viacom Inc, Cl B	21,415	626
Walt Disney Co/The	13,425	1,515
WideOpenWest Inc *	4,608	38
World Wrestling Entertainment Inc, Cl A	6,625	555

		56,548

Consumer Discretionary — 12.3%
Abercrombie & Fitch Co, Cl A	17,977	395
Amazon.com Inc *	9,453	15,501
American Outdoor Brands Corp *	3,576	45
AutoZone Inc *	2,981	2,799
Bed Bath & Beyond Inc	32,999	552
Best Buy Co Inc	74,038	5,097
Booking Holdings Inc *	286	485
Bright Horizons Family Solutions Inc *	3,663	454
Burlington Stores Inc *	3,141	533
Carnival Corp, Cl A	47,357	2,735
Citi Trends Inc	489	11
Comcast Corp, Cl A	36,059	1,394
Cooper-Standard Holdings Inc *	653	39
Cracker Barrel Old Country Store Inc	2,902	470

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crocs Inc *	10,545	$271
Darden Restaurants Inc	26,193	2,937
Deckers Outdoor Corp *	7,994	1,183
Denny’s Corp *	7,666	134
Dine Brands Global Inc	321	32
Domino’s Pizza Inc	1,055	265
eBay Inc	120,941	4,493
El Pollo Loco Holdings Inc *	3,324	50
Eldorado Resorts Inc *	4,080	197
Expedia Group Inc	22,026	2,716
Five Below Inc *	2,522	304
Fox Factory Holding Corp *	4,149	263
GameStop Corp, Cl A	19,293	226
Gap Inc/The	7,342	186
Garmin Ltd	22,862	1,920
General Motors Co	58,122	2,295
Genesco Inc *	5,585	270
Genuine Parts Co	4,276	465
Graham Holdings Co, Cl B	612	418
Groupon Inc, Cl A *	95,978	314
H&R Block Inc	45,847	1,107
Haverty Furniture Cos Inc	8,217	200
Helen of Troy Ltd *	1,307	147
Hibbett Sports Inc *	3,671	68
Home Depot Inc/The	16,167	2,993
Hudson Ltd, Cl A *	7,668	114
Hyatt Hotels Corp, Cl A	5,077	369
International Speedway Corp, Cl A	4,936	213
Interpublic Group of Cos Inc/The	49,091	1,131
iRobot Corp *	1,605	201
Jack in the Box Inc	3,407	274
John Wiley & Sons Inc, Cl A	16,474	855
Johnson Outdoors Inc, Cl A	489	32
K12 Inc *	14,029	450
KB Home	16,397	374
Kohl’s Corp	7,913	534
Liberty Expedia Holdings Inc, Cl A *	13,778	610
Lowe’s Cos Inc	18,042	1,896
Lululemon Athletica Inc *	10,935	1,645
Macy’s Inc	8,729	216
Malibu Boats Inc, Cl A *	3,186	147
Marriott International Inc/MD, Cl A	16,900	2,117
MasterCraft Boat Holdings Inc *	1,605	40
McDonald’s Corp	12,181	2,239
NIKE Inc, Cl B	23,970	2,055
NVR Inc *	148	388
Office Depot Inc	41,850	145
PulteGroup Inc	70,158	1,894
Ralph Lauren Corp, Cl A	13,999	1,752
Red Robin Gourmet Burgers Inc *	2,814	86
Rent-A-Center Inc/TX, Cl A *	6,946	129
RH *	2,957	454

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	77

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ross Stores Inc	37,116	$3,520
Sally Beauty Holdings Inc *	18,866	341
Shoe Carnival Inc	1,651	63
Starbucks Corp	72,951	5,126
Sturm Ruger & Co Inc	4,691	267
Target Corp	73,331	5,327
Taylor Morrison Home Corp, Cl A *	7,750	130
TJX Cos Inc/The	110,281	5,656
Toll Brothers Inc	16,928	603
Ulta Beauty Inc *	125	39
Wendy’s Co/The	481	8
Whirlpool Corp	3,386	479
Wingstop Inc	4,516	301
Winmark Corp	390	67
Yum China Holdings Inc	30,148	1,258
Yum! Brands Inc	31,228	2,951

		100,460

Consumer Staples — 8.2%
Altria Group Inc	31,160	1,633
Boston Beer Co Inc/The, Cl A *	1,307	409
Bunge Ltd	13,338	708
Chefs’ Warehouse Inc/The *	1,651	53
Church & Dwight Co Inc	688	45
Clorox Co/The	15,910	2,514
Coca-Cola Co/The	32,829	1,488
Colgate-Palmolive Co	33,591	2,213
Costco Wholesale Corp	10,863	2,376
Dean Foods Co	17,540	70
Estee Lauder Cos Inc/The, Cl A	41,025	6,438
Herbalife Nutrition Ltd *	8,826	495
Ingredion Inc	1,754	162
Inter Parfums Inc	2,705	200
Kimberly-Clark Corp	20,103	2,349
Lamb Weston Holdings Inc	1,857	129
Lancaster Colony Corp	5,302	831
Medifast Inc	1,673	213
Monster Beverage Corp *	15,749	1,005
Nu Skin Enterprises Inc, Cl A	13,828	831
PepsiCo Inc	53,882	6,231
Philip Morris International Inc	60,938	5,298
Procter & Gamble Co/The	128,165	12,631
Simply Good Foods Co/The *	9,630	197
Sysco Corp	59,697	4,033
TreeHouse Foods Inc *	7,709	467
Universal Corp/VA	2,611	155
US Foods Holding Corp *	53,997	1,903
USANA Health Sciences Inc *	4,684	461
Vector Group Ltd	12,845	151
Walgreens Boots Alliance Inc	2,865	204
Walmart Inc	107,317	10,623
WD-40 Co	1,704	305

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weis Markets Inc	2,080	$105

		66,926

Energy — 4.1%
Arch Coal Inc	7,243	675
Cabot Oil & Gas Corp, Cl A	17,629	434
Cactus Inc, Cl A *	4,195	152
Chevron Corp	36,068	4,313
Cimarex Energy Co	2,247	162
ConocoPhillips	102,422	6,949
CONSOL Energy Inc *	5,384	204
Delek US Holdings Inc	9,300	329
EOG Resources Inc	15,153	1,424
Exxon Mobil Corp	45,928	3,630
GasLog Ltd	4,745	77
Gulfport Energy Corp *	27,325	209
Helix Energy Solutions Group Inc *	21,847	162
HollyFrontier Corp	19,783	1,013
Marathon Petroleum Corp	66,691	4,136
Nine Energy Service Inc *	1,261	33
Occidental Petroleum Corp	36,271	2,399
Par Pacific Holdings Inc *	3,100	52
PBF Energy Inc, Cl A	33,447	1,039
Peabody Energy Corp	20,599	636
Phillips 66	21,075	2,031
ProPetro Holding Corp *	11,279	224
Renewable Energy Group Inc *	7,301	194
SEACOR Holdings Inc *	3,222	144
Valero Energy Corp	29,246	2,385
W&T Offshore Inc *	14,442	75
World Fuel Services Corp	2,611	72

		33,153

Financials — 14.5%
Aflac Inc	38,383	1,886
Allstate Corp/The	22,352	2,110
Ally Financial Inc	109,815	2,975
American Equity Investment Life Holding Co	13,915	440
American International Group Inc	24,147	1,043
Arbor Realty Trust Inc ‡	8,581	111
Arch Capital Group Ltd *	48,895	1,597
Argo Group International Holdings Ltd	3,186	221
Artisan Partners Asset Management Inc, Cl A	13,615	358
Associated Banc-Corp	43,699	1,017
Athene Holding Ltd, Cl A *	24,827	1,106
Atlantic Capital Bancshares Inc *	3,989	77
AXA Equitable Holdings Inc	56,818	1,086
Axis Capital Holdings Ltd	31,752	1,812
Bancorp Inc/The *	14,113	128
Bank of America Corp	26,711	777
Bank of New York Mellon Corp/The	12,312	646
Berkshire Hills Bancorp Inc	3,141	98

78	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brighthouse Financial Inc *	26,309	$1,019
BrightSphere Investment Group PLC	14,521	206
Cambridge Bancorp	596	49
Capital One Financial Corp	80,264	6,709
Capitol Federal Financial Inc	16,168	216
CBTX Inc	2,981	99
Central Pacific Financial Corp	4,517	132
CIT Group Inc	30,062	1,532
Citigroup Inc	152,964	9,787
Citizens Financial Group Inc	46,633	1,723
Cohen & Steers Inc	5,954	249
Comerica Inc	25,835	2,251
Cowen Inc, Cl A *	3,100	48
Diamond Hill Investment Group Inc	897	127
Enova International Inc *	5,181	132
Evercore Inc, Cl A	6,443	593
Everest Re Group Ltd	5,111	1,156
Exantas Capital Corp ‡	4,722	51
FactSet Research Systems Inc	4,719	1,110
FGL Holdings	50,583	420
Fifth Third Bancorp	204,344	5,636
Financial Institutions Inc	4,362	132
First BanCorp/Puerto Rico	34,116	393
First Financial Corp/IN	5,286	235
First Internet Bancorp	25	1
Flagstar Bancorp Inc	6,445	211
Franklin Resources Inc	83,892	2,736
Green Dot Corp, Cl A *	7,290	471
Greenhill & Co Inc	2,820	66
Greenlight Capital Re Ltd, Cl A *	1,958	22
Hartford Financial Services Group Inc/The	21,015	1,037
Health Insurance Innovations Inc, Cl A *	986	37
HomeStreet Inc *	5,221	146
JPMorgan Chase & Co	63,463	6,623
Kearny Financial Corp/MD	11,449	156
Kemper Corp	8,184	680
Legg Mason Inc	23,862	698
LPL Financial Holdings Inc	13,640	1,029
Meridian Bancorp Inc	6,031	98
MetLife Inc	136,294	6,159
Metropolitan Bank Holding Corp *	1,009	39
MGIC Investment Corp *	33,286	432
MidWestOne Financial Group Inc	611	19
Morningstar Inc	2,300	291
National General Holdings Corp	9,582	247
Navigators Group Inc/The	3,209	224
New York Community Bancorp Inc	186,733	2,336
NMI Holdings Inc, Cl A *	8,963	216
Northfield Bancorp Inc	5,162	77
OFG Bancorp	6,740	139
On Deck Capital Inc *	7,886	48
OneMain Holdings Inc, Cl A	11,187	369

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oritani Financial Corp	6,397	$115
PCSB Financial Corp	2,567	52
PennyMac Mortgage Investment Trust ‡	9,307	190
Popular Inc	42,744	2,410
Progressive Corp/The	47,302	3,448
Prudential Financial Inc	47,234	4,527
Radian Group Inc	75,330	1,534
Reinsurance Group of America Inc, Cl A	6,608	955
Republic Bancorp Inc/KY, Cl A	848	38
S&P Global Inc	14,404	2,886
Santander Consumer USA Holdings Inc	18,064	371
Signature Bank/New York NY	7,198	977
SLM Corp	69,712	770
Southern National Bancorp of Virginia Inc	3,607	57
T Rowe Price Group Inc	92,512	9,291
TCF Financial Corp	16,112	369
TFS Financial Corp	6,252	107
Travelers Cos Inc/The	16,304	2,167
TriState Capital Holdings Inc *	4,708	106
Two Harbors Investment Corp ‡	19,852	275
Unum Group	18,600	695
US Bancorp	79,391	4,104
Virtu Financial Inc, Cl A	6,533	164
Voya Financial Inc	44,351	2,243
Waddell & Reed Financial Inc, Cl A	29,854	553
Wells Fargo & Co	14,236	710
White Mountains Insurance Group Ltd	530	498
WR Berkley Corp	11,142	932
Zions Bancorp NA	30,397	1,553

		118,197

Health Care — 12.5%
AbbVie Inc	963	76
ABIOMED Inc *	665	222
Agilent Technologies Inc	25,366	2,015
Alexion Pharmaceuticals Inc *	3,668	496
AMAG Pharmaceuticals Inc *	6,771	101
Amgen Inc	49,873	9,480
Anika Therapeutics Inc *	2,201	72
Aratana Therapeutics Inc *	7,106	29
Baxter International Inc	115,590	8,638
Biogen Inc *	7,414	2,432
BioSpecifics Technologies Corp *	894	62
Bristol-Myers Squibb Co	81,436	4,207
Bruker Corp	16,118	616
Cardinal Health Inc	26,595	1,445
Cardiovascular Systems Inc *	5,250	186
Celgene Corp *	6,419	534
Centene Corp *	30,348	1,848
Cerner Corp *	6,889	385
Chemed Corp	1,823	601
Cigna Corp	22,452	3,917

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	79

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Computer Programs & Systems Inc	1,834	$60
Eli Lilly & Co	34,316	4,334
Endo International PLC *	3,255	36
Exelixis Inc *	21,228	475
Genomic Health Inc *	3,278	249
Gilead Sciences Inc	22,353	1,453
Haemonetics Corp *	8,069	701
Humana Inc	3,301	941
IDEXX Laboratories Inc *	2,063	435
Inogen Inc *	1,100	118
Intuitive Surgical Inc *	1,261	691
Jazz Pharmaceuticals PLC *	611	86
Johnson & Johnson	48,475	6,624
Luminex Corp	3,630	92
Masimo Corp *	8,785	1,153
McKesson Corp	27,475	3,494
Medpace Holdings Inc *	2,705	149
Medtronic PLC	36,017	3,260
Merck & Co Inc	85,089	6,917
Meridian Bioscience Inc	9,504	162
Merit Medical Systems Inc *	8,276	461
Molina Healthcare Inc *	8,688	1,170
National HealthCare Corp	1,428	116
NeoGenomics Inc *	2,247	44
Orthofix Medical Inc *	1,713	105
PDL BioPharma Inc *	31,897	116
Pfizer Inc	208,033	9,018
Premier Inc, Cl A *	19,294	706
Regeneron Pharmaceuticals Inc *	894	385
Triple-S Management Corp, Cl B *	4,405	112
United Therapeutics Corp *	4,650	587
UnitedHealth Group Inc	28,623	6,933
Vanda Pharmaceuticals Inc *	7,978	161
Varian Medical Systems Inc *	30,801	4,138
Veeva Systems Inc, Cl A *	7,657	903
Vertex Pharmaceuticals Inc *	12,425	2,345
Waters Corp *	19,211	4,653
WellCare Health Plans Inc *	3,535	896
Zoetis Inc, Cl A	7,129	672

		102,313

Industrials — 10.2%
3M Co	3,203	664
Aerovironment Inc *	3,255	259
AGCO Corp	653	44
Aircastle Ltd	9,178	182
Allison Transmission Holdings Inc, Cl A	32,368	1,609
ArcBest Corp	5,588	195
Atkore International Group Inc *	5,204	120
Barrett Business Services Inc	1,346	106
BMC Stock Holdings Inc *	10,476	200
Boeing Co/The	12,668	5,573

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brady Corp, Cl A	20,383	$964
Carlisle Cos Inc	1,972	243
Caterpillar Inc	2,637	362
CH Robinson Worldwide Inc	17,241	1,558
Chart Industries Inc *	3,943	348
Cintas Corp	11,023	2,277
Comfort Systems USA Inc	5,685	305
Continental Building Products Inc *	5,777	167
Costamare Inc	5,425	28
CSW Industrials Inc *	2,476	141
Cummins Inc	612	94
DMC Global Inc	390	18
EMCOR Group Inc	15,255	1,100
Emerson Electric Co	19,272	1,313
Energy Recovery Inc *	5,593	45
Ennis Inc	8,508	180
Expeditors International of Washington Inc	97,186	7,284
FTI Consulting Inc *	6,907	512
Gates Industrial Corp PLC *	6,946	112
Generac Holdings Inc *	9,422	486
Graco Inc	19,387	910
Great Lakes Dredge & Dock Corp *	8,872	79
Harris Corp	2,930	483
HD Supply Holdings Inc *	43,919	1,889
Heidrick & Struggles International Inc	6,967	300
Herman Miller Inc	19,525	716
Hillenbrand Inc	9,036	400
Honeywell International Inc	39,238	6,045
Hurco Cos Inc	1,616	69
IDEX Corp	9,149	1,318
Illinois Tool Works Inc	15,009	2,163
Insperity Inc	5,708	721
Kaman Corp	3,458	213
Kimball International Inc, Cl B	10,232	161
L3 Technologies Inc	2,828	599
Landstar System Inc	286	31
Lennox International Inc	4,515	1,107
Lockheed Martin Corp	6,644	2,056
ManpowerGroup Inc	17,091	1,440
Meritor Inc *	12,977	289
Mueller Industries Inc	2,018	67
National Presto Industries Inc	816	92
Navigant Consulting Inc	8,112	167
nVent Electric PLC	11,806	324
PACCAR Inc	118,673	8,046
Pentair PLC	19,456	828
PGT Innovations Inc *	7,611	115
Raven Industries Inc	5,571	222
Raytheon Co	22,655	4,225
Republic Services Inc, Cl A	26,952	2,114
Robert Half International Inc	18,756	1,279
Rockwell Automation Inc	15,327	2,737

80	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryder System Inc	3,873	$241
Simpson Manufacturing Co Inc	10,524	631
SkyWest Inc	7,038	380
Snap-on Inc	6,695	1,071
Spirit AeroSystems Holdings Inc, Cl A	5,262	520
Steelcase Inc, Cl A	29,548	517
Thomson Reuters Corp	11,176	608
Titan Machinery Inc *	2,292	44
Toro Co/The	12,317	845
TriNet Group Inc *	6,510	399
UniFirst Corp/MA	6,477	932
United Continental Holdings Inc *	23,516	2,065
United Technologies Corp	23,454	2,948
Universal Logistics Holdings Inc	1,284	29
Vectrus Inc *	3,100	84
Vicor Corp *	2,315	74
Waste Management Inc	25,282	2,560
WW Grainger Inc	7,106	2,166

		83,808

Information Technology — 22.3%
A10 Networks Inc *	7,817	55
Accenture PLC, Cl A	47,335	7,639
Advanced Energy Industries Inc *	7,668	386
Amdocs Ltd	8,482	471
Amkor Technology Inc *	7,668	67
Amphenol Corp, Cl A	18,297	1,719
Appfolio Inc, Cl A *	642	46
Apple Inc	60,291	10,439
Applied Materials Inc	10,238	393
Aspen Technology Inc *	6,167	621
Automatic Data Processing Inc	14,101	2,158
Avnet Inc	31,000	1,348
AVX Corp	7,244	132
Benchmark Electronics Inc	4,936	135
Booz Allen Hamilton Holding Corp, Cl A	17,582	929
Broadridge Financial Solutions Inc	14,617	1,480
Cadence Design Systems Inc *	51,080	2,924
ChannelAdvisor Corp *	4,150	54
Ciena Corp *	21,067	899
Cisco Systems Inc	268,366	13,893
Citrix Systems Inc	67,575	7,129
Cognizant Technology Solutions Corp, Cl A	27,900	1,980
CommVault Systems Inc *	1,264	85
Conduent Inc *	38,016	556
Dell Technologies Inc, Cl C *	16,462	919
Diodes Inc *	13,626	550
Dolby Laboratories Inc, Cl A	16,836	1,091
DXC Technology Co	69,669	4,588
EVERTEC Inc	9,422	270
F5 Networks Inc *	5,341	898
Fabrinet *	5,593	327

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fiserv Inc *	24,141	$2,045
Fortinet Inc *	21,118	1,833
Hewlett Packard Enterprise Co	6,812	112
HP Inc	267,212	5,272
Immersion Corp *	5,629	51
Intel Corp	122,260	6,475
International Business Machines Corp	58,352	8,060
Intuit Inc	15,030	3,714
j2 Global Inc	12,115	1,030
Jabil Inc	44,420	1,262
Jack Henry & Associates Inc	9,029	1,198
Juniper Networks Inc	77,155	2,089
KEMET Corp	8,757	166
Keysight Technologies Inc *	14,534	1,227
KLA-Tencor Corp	3,182	368
Lam Research Corp	12,971	2,284
Lattice Semiconductor Corp *	10,868	128
Mastercard Inc, Cl A	16,032	3,604
MAXIMUS Inc	20,040	1,416
Micron Technology Inc *	60,042	2,455
Microsoft Corp	178,163	19,960
MobileIron Inc *	11,256	57
Monotype Imaging Holdings Inc	6,442	126
Motorola Solutions Inc	6,252	895
Nanometrics Inc *	3,530	100
National Instruments Corp	15,990	747
NetApp Inc	77,839	5,075
NIC Inc	13,053	223
ON Semiconductor Corp *	17,866	384
Oracle Corp	151,365	7,891
Paychex Inc	33,153	2,553
PayPal Holdings Inc *	26,684	2,617
Photronics Inc *	12,890	126
Progress Software Corp	7,949	292
Pure Storage Inc, Cl A *	12,218	250
QUALCOMM Inc	47,561	2,539
Quantenna Communications Inc *	5,181	94
salesforce.com Inc *	26,642	4,360
SPS Commerce Inc *	2,613	279
Sykes Enterprises Inc *	8,362	247
Symantec Corp	11,584	261
Tech Data Corp *	15,602	1,595
Teradata Corp *	12,400	600
Teradyne Inc	10,075	411
Texas Instruments Inc	9,745	1,031
Unisys Corp *	14,072	190
VeriSign Inc *	19,909	3,545
Visa Inc, Cl A	50,361	7,460
Vishay Intertechnology Inc	52,647	1,154
VMware Inc, Cl A	11,928	2,049
Western Digital Corp	21,904	1,102
Western Union Co/The	17,173	307

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	81

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xerox Corp	27,006	$835
Xilinx Inc	29,737	3,726
Zebra Technologies Corp, Cl A *	1,123	225

		182,276

Materials — 2.7%
AdvanSix Inc *	5,792	190
Air Products & Chemicals Inc	13,284	2,407
AptarGroup Inc	7,292	742
Avery Dennison Corp	10,477	1,132
Ball Corp	40,325	2,209
Bemis Co Inc	10,614	561
Boise Cascade Co	10,850	303
Celanese Corp, Cl A	11,533	1,180
Cleveland-Cliffs Inc	12,494	139
Domtar Corp	15,990	814
FutureFuel Corp	6,541	121
Huntsman Corp	26,146	648
Ingevity Corp *	1,765	203
Intrepid Potash Inc *	15,199	58
Kronos Worldwide Inc	4,364	66
Louisiana-Pacific Corp	38,097	963
LyondellBasell Industries NV, Cl A	48,132	4,116
Newmont Mining Corp	32,734	1,117
Nucor Corp	18,915	1,146
PPG Industries Inc	14,413	1,614
Rayonier Advanced Materials Inc	4,650	65
Silgan Holdings Inc	9,063	257
Sonoco Products Co	11,534	668
Stepan Co	5,670	533
Trinseo SA	9,463	475
Verso Corp *	3,549	70
Warrior Met Coal Inc	17,605	515
WR Grace & Co	2,362	183

		22,495

Real Estate — 2.7%
Brandywine Realty Trust ‡	18,355	289
CareTrust REIT Inc ‡	12,585	281
CBRE Group Inc, Cl A *	2,590	129
Colony Capital Inc ‡	48,907	272
CorEnergy Infrastructure Trust Inc ‡	1,264	46
Crown Castle International Corp ‡	1,876	223
CubeSmart ‡	19,275	591
Cushman & Wakefield PLC *	7,106	130
Duke Realty Corp ‡	13,053	386
EastGroup Properties Inc ‡	5,502	581
Equity Commonwealth ‡	34,043	1,111
Essential Properties Realty Trust Inc	5,571	94
First Industrial Realty Trust Inc ‡	21,806	731
Four Corners Property Trust Inc ‡	6,037	165
Gladstone Commercial Corp ‡	4,401	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCP Inc ‡	29,549	$909
Healthcare Trust of America Inc, Cl A ‡	6,037	172
Hospitality Properties Trust ‡	36,395	985
Host Hotels & Resorts Inc ‡	50,579	992
Lexington Realty Trust ‡	33,469	311
Liberty Property Trust ‡	7,668	363
Marcus & Millichap Inc *	2,522	97
Medical Properties Trust Inc ‡	102,341	1,866
Mid-America Apartment Communities Inc ‡	2,243	232
NorthStar Realty Europe Corp ‡	6,946	125
Paramount Group Inc ‡	20,150	289
Park Hotels & Resorts Inc ‡	53,965	1,686
Piedmont Office Realty Trust Inc, Cl A ‡	15,582	319
Prologis Inc ‡	71,247	4,992
PS Business Parks Inc ‡	1,261	186
Public Storage ‡	408	86
Realogy Holdings Corp	29,409	400
Realty Income Corp ‡	1,917	133
RMR Group Inc/The	1,346	96
Senior Housing Properties Trust ‡	16,805	218
SL Green Realty Corp ‡	2,039	185
Spirit Realty Capital Inc	7,097	274
Tejon Ranch Co *	3,278	61
UDR Inc ‡	3,049	135
Ventas Inc ‡	1,836	115
VEREIT Inc ‡	8,851	71
Weingarten Realty Investors ‡	527	15
Welltower Inc ‡	8,321	618
Weyerhaeuser Co ‡	8,158	203
WP Carey Inc ‡	10,041	742

		21,996

Utilities — 2.1%
AES Corp/VA	103,341	1,781
CenterPoint Energy Inc	147,477	4,445
Exelon Corp	130,894	6,360
National Fuel Gas Co	4,813	290
NRG Energy Inc	33,377	1,391
OGE Energy Corp	31,406	1,335
Portland General Electric Co	19,457	976
UGI Corp	17,743	974

		17,552

Total Common Stock (Cost $777,069) ($ Thousands)		805,724

82	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	12,891,179	$12,891

Total Cash Equivalent (Cost $12,891) ($ Thousands)		12,891

Total Investments in Securities — 100.1% (Cost $789,960) ($ Thousands)		$818,615

A list of open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	69	Mar-2019	$8,937	$9,607	$670

Percentages are based on Net Assets of $817,617 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

Cl — Class

PLC — Public Limited Company

S&P— Standard & Poor’s

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$28,900	$60,013	$(76,022)	$12,891	$116

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	83

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 6.3%
AT&T Inc	531,607	$16,544
BCE Inc	86,000	3,821
Boston Omaha Corp, Cl A *	1,157	29
Cars.com Inc *	18,496	435
China Mobile Ltd ADR	87,300	4,600
Cogeco Communications Inc	13,400	837
Emerald Expositions Events Inc	26,260	330
Liberty Latin America Ltd, Cl A *	3,049	60
Madison Square Garden Co/The, Cl A *	17,458	5,030
MSG Networks Inc *	22,623	546
Nippon Telegraph & Telephone Corp ADR	86,900	3,768
NTT DOCOMO Inc ADR	146,600	3,417
Omnicom Group Inc	101,700	7,699
Sirius XM Holdings Inc	39,186	232
SK Telecom Co Ltd ADR	171,100	4,380
Verizon Communications Inc	438,044	24,934
Walt Disney Co/The	35,000	3,949
World Wrestling Entertainment Inc, Cl A	5,641	472

		81,083

Consumer Discretionary — 6.9%
AutoZone Inc *	10,300	9,671
Bed Bath & Beyond Inc	90,600	1,516
Big Lots Inc	28,000	883
Booking Holdings Inc *	1,940	3,292
Brinker International Inc	99,200	4,540
Cable One Inc	2,908	2,760
Callaway Golf Co	16,643	286
Canadian Tire Corp Ltd, Cl A	51,400	5,667
Career Education Corp *	5,534	92
Carter’s Inc	2,158	210
Cheesecake Factory Inc/The	11,923	564
Churchill Downs Inc	7,038	660
Cinemark Holdings Inc	87,424	3,290
Comcast Corp, Cl A	287,600	11,122
Cracker Barrel Old Country Store Inc	4,624	749
Del Taco Restaurants Inc *	15,961	165
Graham Holdings Co, Cl B	1,197	818
H&R Block Inc	162,224	3,918
Hamilton Beach Brands Holding Co, Cl A	1,818	44
Hilton Grand Vacations Inc *	104,103	3,310
K12 Inc *	7,976	256
Kohl’s Corp	74,400	5,024
Murphy USA Inc *	22,500	1,750
NVR Inc *	1,441	3,775
PetMed Express Inc	16,142	372
Potbelly Corp *	4,739	40
Sally Beauty Holdings Inc *	137,600	2,486
Target Corp	242,100	17,586
Texas Roadhouse Inc, Cl A	2,218	140
Toyota Motor Corp ADR	20,000	2,421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tupperware Brands Corp	4,935	$149
Ulta Beauty Inc *	2,861	894
Wingstop Inc	5,443	363

		88,813

Consumer Staples — 15.2%
Altria Group Inc	326,972	17,137
Boston Beer Co Inc/The, Cl A *	460	144
Calavo Growers Inc	7,075	602
Cal-Maine Foods Inc	16,464	726
Clorox Co/The	32,833	5,189
Coca-Cola Co/The	143,721	6,516
Colgate-Palmolive Co	81,768	5,386
Costco Wholesale Corp	27,105	5,929
Craft Brew Alliance Inc *	1,281	22
Flowers Foods Inc	98,958	2,026
Fresh Del Monte Produce Inc	397	11
Freshpet Inc *	2,625	108
General Mills Inc	11,249	530
Hershey Co/The	58,891	6,518
Hostess Brands Inc, Cl A *	28,891	351
Ingredion Inc	73,369	6,783
J&J Snack Foods Corp	3,485	541
JM Smucker Co/The	112,400	11,904
John B Sanfilippo & Son Inc	1,360	94
Kellogg Co	72,400	4,073
Keurig Dr Pepper Inc	117,473	2,954
Kimberly-Clark Corp	43,965	5,136
Kroger Co/The	418,000	12,260
Lamb Weston Holdings Inc	66,221	4,590
Lancaster Colony Corp	4,604	722
MGP Ingredients Inc	3,708	303
National Beverage Corp	3,033	208
PepsiCo Inc	61,645	7,129
Performance Food Group Co *	18,650	718
Philip Morris International Inc	61,007	5,304
Procter & Gamble Co/The	72,751	7,170
Simply Good Foods Co/The *	2,845	58
Sysco Corp	95,291	6,437
Tootsie Roll Industries Inc	7,282	271
Tyson Foods Inc, Cl A	310,423	19,141
Universal Corp/VA	8,471	503
US Foods Holding Corp *	4,224	149
USANA Health Sciences Inc *	4,895	482
Vector Group Ltd	25,555	299
Walgreens Boots Alliance Inc	298,000	21,215
Walmart Inc	263,500	26,084

		195,723

Energy — 2.9%
Arch Coal Inc	5,652	527
Baker Hughes a GE Co, Cl A	23,857	629

84	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron Corp	69,100	$8,263
Dorian LPG Ltd *	18,217	107
Exxon Mobil Corp	152,600	12,060
Par Pacific Holdings Inc *	32,731	553
Phillips 66	85,200	8,210
SilverBow Resources Inc *	1,578	35
Valero Energy Corp	82,400	6,721

		37,105

Financials — 14.8%
ACNB Corp	799	31
Aflac Inc	228,000	11,204
AG Mortgage Investment Trust Inc ‡	1,368	24
AGNC Investment Corp ‡	157,756	2,784
Allstate Corp/The	176,700	16,677
American Financial Group Inc/OH	123,787	12,337
American National Insurance Co	3,716	547
Annaly Capital Management Inc ‡	1,234,080	12,501
Anworth Mortgage Asset Corp	11,203	48
Aon PLC	4,973	853
Apollo Commercial Real Estate Finance Inc	262,773	4,772
Arch Capital Group Ltd *	230,640	7,535
Ares Commercial Real Estate Corp	11,694	178
ARMOUR Residential REIT Inc ‡	25,283	507
Axis Capital Holdings Ltd	46,100	2,631
B. Riley Financial Inc	13,800	235
Bank of NT Butterfield & Son Ltd/The	20,358	829
BankFinancial Corp	1,607	25
Baycom Corp *	2,265	52
BB&T Corp	51,900	2,645
BCB Bancorp Inc	6,000	79
Berkshire Hathaway Inc, Cl B *	104,941	21,125
Blackstone Mortgage Trust Inc, Cl A ‡	21,410	738
Brown & Brown Inc	17,423	516
Cambridge Bancorp	466	39
Canadian Imperial Bank of Commerce	50,500	4,280
Capitol Federal Financial Inc	21,608	289
Cboe Global Markets Inc	56,010	5,372
Century Bancorp Inc/MA, Cl A	1,445	112
Chimera Investment Corp ‡	91,925	1,700
Civista Bancshares Inc	3,060	65
CME Group Inc, Cl A	37,631	6,845
Codorus Valley Bancorp Inc	174	4
Community Bankers Trust Corp	12,396	99
Community Financial Corp/The	121	4
Dynex Capital Inc	25,208	154
Eagle Bancorp Inc *	7,673	454
Employers Holdings Inc	1,991	83
Erie Indemnity Co, Cl A	2,730	487
Essent Group Ltd *	16,657	719
Everest Re Group Ltd	27,300	6,173
Exantas Capital Corp ‡	7,592	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FactSet Research Systems Inc	5,014	$1,179
FGL Holdings	66,393	551
First Bancshares Inc/The	986	32
First Business Financial Services Inc	1,975	44
First Citizens BancShares Inc/NC, Cl A	74	32
Genworth MI Canada Inc	22,800	767
Global Indemnity Ltd	2,058	79
Granite Point Mortgage Trust Inc	15,421	293
Great Ajax Corp	4,297	57
Green Dot Corp, Cl A *	406	26
Hingham Institution for Savings	399	78
HomeTrust Bancshares Inc	4,794	131
Houlihan Lokey Inc, Cl A	7,822	360
Howard Bancorp Inc *	585	8
Independence Holding Co	1,075	41
INTL. FCStone Inc *	4,207	183
Invesco Mortgage Capital Inc	6,836	109
Investar Holding Corp	568	14
Kemper Corp	2,167	180
Kingstone Cos Inc	4,620	78
Kinsale Capital Group Inc	668	45
Live Oak Bancshares Inc	211	3
Loblaw Cos Ltd	76,100	3,787
Malvern Bancorp Inc *	301	6
MarketAxess Holdings Inc	22,565	5,503
Mercury General Corp	11,902	630
Meta Financial Group Inc	13,127	307
MFA Financial Inc ‡	505,099	3,672
Moelis & Co, Cl A	10,296	459
Morningstar Inc	9,883	1,251
Mr Cooper Group Inc *	22,469	307
National Bank of Canada	73,600	3,470
National General Holdings Corp	9,924	256
Nicolet Bankshares Inc *	4,126	237
Northeast Bancorp	12,337	250
Norwood Financial Corp	322	10
Ohio Valley Banc Corp	1,257	46
Old Line Bancshares Inc	11,517	330
Old Second Bancorp Inc	4,746	68
Orrstown Financial Services Inc	3,826	78
Parke Bancorp Inc	3,058	68
PCSB Financial Corp	13,753	280
Peoples Bancorp of North Carolina Inc	429	12
Popular Inc	42,045	2,371
Progressive Corp/The	78,336	5,711
Protective Insurance Corp	2,844	60
Ready Capital Corp	17,951	290
Reinsurance Group of America Inc, Cl A	28,600	4,132
Riverview Bancorp Inc	3,807	29
Safety Insurance Group Inc	5,732	512
SmartFinancial Inc *	1,426	28
Southern National Bancorp of Virginia Inc	11,477	182

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	85

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starwood Property Trust Inc ‡	320,532	$7,190
Third Point Reinsurance Ltd *	47,335	506
Timberland Bancorp Inc/WA	9,702	297
Toronto-Dominion Bank/The	75,600	4,332
TPG RE Finance Trust Inc	7,003	140
Travelers Cos Inc/The	46,700	6,207
Two Harbors Investment Corp ‡	523,239	7,257
United Security Bancshares/Fresno CA	569	6
Unity Bancorp Inc	3,935	87
Virtu Financial Inc, Cl A	2,047	51
Waterstone Financial Inc	5,218	88

		190,627

Health Care — 11.5%
AbbVie Inc	51,600	4,089
Amgen Inc	30,300	5,759
Amphastar Pharmaceuticals Inc *	15,717	391
Bio-Rad Laboratories Inc, Cl A *	20,544	5,565
Cambrex Corp *	7,813	323
CareDx Inc *	5,359	167
Cigna Corp	23,244	4,055
Codexis Inc *	7,950	172
Computer Programs & Systems Inc	1,184	39
Dova Pharmaceuticals Inc *	12,236	94
Eli Lilly & Co	141,000	17,807
Emergent BioSolutions Inc *	3,739	218
Enzo Biochem Inc *	33,146	112
Gilead Sciences Inc	92,000	5,982
Haemonetics Corp *	5,506	478
HCA Healthcare Inc	72,900	10,136
Heska Corp *	247	20
Humana Inc	17,146	4,887
ICU Medical Inc *	5,842	1,436
IDEXX Laboratories Inc *	6,564	1,385
Intersect ENT Inc *	641	22
Johnson & Johnson	192,000	26,235
Kindred Biosciences Inc *	2,506	27
LeMaitre Vascular Inc	18,261	546
Luminex Corp	4,014	102
Merck & Co Inc	331,707	26,964
Myriad Genetics Inc *	8,153	253
Owens & Minor Inc	3,074	19
Pfizer Inc	692,100	30,003
Phibro Animal Health Corp, Cl A	1,485	44
Prestige Consumer Healthcare Inc *	8,186	240
Tactile Systems Technology Inc *	6,447	490
Utah Medical Products Inc	1,849	157

		148,217

Industrials — 7.8%
ADT Inc	274,257	2,194
Advanced Disposal Services Inc, Cl A *	24,341	646

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aerovironment Inc *	2,415	$192
Allison Transmission Holdings Inc, Cl A	179,500	8,921
Blue Bird Corp *	1,648	31
BWX Technologies Inc	60,991	3,193
Carlisle Cos Inc	17,659	2,174
Casella Waste Systems Inc, Cl A *	5,529	195
Eaton Corp PLC	88,900	7,092
Expeditors International of Washington Inc	21,597	1,619
FedEx Corp	10,400	1,882
Forrester Research Inc	2,078	104
Honeywell International Inc	13,005	2,004
Lawson Products Inc/DE *	998	32
Lockheed Martin Corp	17,631	5,455
National Presto Industries Inc	2,790	313
Omega Flex Inc	926	68
Raytheon Co	71,241	13,286
Republic Services Inc, Cl A	244,171	19,150
Schneider National Inc, Cl B	48,328	1,058
Toro Co/The	20,383	1,398
United Technologies Corp	76,600	9,626
Vectrus Inc *	10,467	282
Waste Management Inc	189,115	19,148

		100,063

Information Technology — 15.3%
Alpha & Omega Semiconductor Ltd *	5,151	56
Amdocs Ltd	369,917	20,556
Apple Inc	111,200	19,254
Aspen Technology Inc *	6,547	659
Automatic Data Processing Inc	35,040	5,362
Booz Allen Hamilton Holding Corp, Cl A	106,402	5,624
Cadence Design Systems Inc *	45,045	2,579
Canon Inc ADR	94,900	2,733
Casa Systems Inc *	2,943	30
CDK Global Inc	74,605	4,328
Cisco Systems Inc	463,800	24,011
Cision Ltd *	4,460	58
CommVault Systems Inc *	555	37
Corning Inc	138,500	4,821
CSG Systems International Inc	108,472	4,507
Diodes Inc *	3,981	161
Ebix Inc	6,886	401
F5 Networks Inc *	35,600	5,986
Genpact Ltd	46,823	1,556
Intel Corp	452,000	23,938
International Business Machines Corp	89,200	12,321
Jack Henry & Associates Inc	5	1
KLA-Tencor Corp	64,700	7,472
Maxim Integrated Products Inc	27,740	1,510
Motorola Solutions Inc	113,455	16,238
National Instruments Corp	86,538	4,045
NVE Corp	334	34

86	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NXP Semiconductors NV	14,598	$1,333
Oracle Corp	191,500	9,983
PRGX Global Inc *	3,016	28
Science Applications International Corp	8,377	626
Sykes Enterprises Inc *	4,403	130
Symantec Corp	169,987	3,823
Synopsys Inc *	47,066	4,786
TTEC Holdings Inc	3,563	122
Viavi Solutions Inc *	2,306	30
Western Union Co/The	372,900	6,664
Zix Corp *	6,514	59

		195,862

Materials — 2.1%
Ardagh Group SA, Cl A	18,640	243
Avery Dennison Corp	13,228	1,429
Axalta Coating Systems Ltd *	5,440	145
Eastman Chemical Co	62,390	5,159
Gold Resource Corp	71,120	334
Hawkins Inc	2,052	85
Materion Corp	2,217	128
NewMarket Corp	697	306
Newmont Mining Corp	98,425	3,358
Royal Gold Inc	32,501	2,873
Silgan Holdings Inc	106,000	3,001
Sonoco Products Co	152,655	8,837
Valvoline Inc	65,172	1,225

		27,123

Real Estate — 4.0%
Apple Hospitality Inc ‡	370,964	6,114
Consolidated-Tomoka Land Co	1,731	102
CoreCivic Inc ‡	30,038	636
CorePoint Lodging Inc	17,008	238
Cousins Properties Inc ‡	3,461	33
Easterly Government Properties Inc	14,168	255
Equity Commonwealth ‡	7,502	245
Gaming and Leisure Properties Inc ‡	125,200	4,555
Getty Realty Corp	117,500	3,872
Kennedy-Wilson Holdings Inc	1,827	38
Maui Land & Pineapple Co Inc *	1,950	22
National Health Investors Inc ‡	53,702	4,190
Newmark Group Inc, Cl A	5,080	47
Omega Healthcare Investors Inc ‡	140,100	5,030
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	4,639
PS Business Parks Inc ‡	6,892	1,014
Retail Properties of America Inc, Cl A	248,400	3,095
RMR Group Inc/The	7,665	548
Ryman Hospitality Properties Inc ‡	3,252	263
Senior Housing Properties Trust ‡	239,000	3,095
St Joe Co/The *	68	1
Terreno Realty Corp ‡	22,599	924

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	825,700	$6,581
VICI Properties Inc	267,574	5,702
Xenia Hotels & Resorts Inc ‡	18,331	358

		51,597

Utilities — 10.8%
ALLETE Inc	8,871	719
Ameren Corp	194,660	13,867
American Electric Power Co Inc	123,938	10,057
Avangrid Inc	32,153	1,555
Avista Corp	2,906	117
CenterPoint Energy Inc	91,147	2,747
Chesapeake Utilities Corp	7,937	714
Clearway Energy Inc, Cl C	16,213	243
CMS Energy Corp	92,263	5,019
DTE Energy Co	40,766	5,037
Edison International	118,100	7,073
El Paso Electric Co	14,555	783
Entergy Corp	219,700	20,505
Exelon Corp	426,200	20,709
FirstEnergy Corp	214,700	8,749
Hawaiian Electric Industries Inc	77,367	2,962
IDACORP Inc	8,816	868
MGE Energy Inc	11,373	727
New Jersey Resources Corp	572	28
NextEra Energy Inc	44,741	8,399
Northwest Natural Holding Co	10,385	667
NorthWestern Corp	12,842	880
Pinnacle West Capital Corp	69,083	6,476
PNM Resources Inc	12,663	553
Portland General Electric Co	13,382	671
PPL Corp	38,577	1,241
Public Service Enterprise Group Inc	211,000	12,409
Southwest Gas Holdings Inc	6,490	532
Spire Inc	10,622	842
UGI Corp	14,056	772
Unitil Corp	13,129	721
Xcel Energy Inc	24,013	1,317

		137,959

Total Common Stock (Cost $1,032,777) ($ Thousands)		1,254,172

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	87

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	64,799,000	$64,799
Total Cash Equivalent (Cost $64,799) ($ Thousands)		64,799

Total Investments in Securities — 102.6% (Cost $1,097,576) ($ Thousands)		$1,318,971

A list of the open futures contracts held by the Fund February 28, 2019 , is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	109	Mar-2019	$15,241	$15,177	$(64)

Percentages are based on Net Assets of $1,284,807 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, CI F	$15,317	$405,723	$(356,241)	$64,799	$488

88	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Australia — 2.7%
AGL Energy Ltd	601,903	$9,083
AMP Ltd	555,724	933
Aurizon Holdings Ltd	654,778	2,106
AusNet Services	476,675	588
Caltex Australia Ltd	36,849	750
Coca-Cola Amatil Ltd	1,105,421	6,268
Cochlear Ltd	16,673	2,022
Coles Group Ltd *	120,402	970
Computershare Ltd	46,037	565
Crown Resorts Ltd	154,973	1,263
CSL Ltd	36,681	5,056
Evolution Mining Ltd	128,884	331
Flight Centre Travel Group Ltd	46,218	1,505
Harvey Norman Holdings Ltd	131,398	337
Insurance Australia Group Ltd	80,711	422
Lendlease Group	22,277	204
Mirvac Group ‡	1,998,600	3,654
Newcrest Mining Ltd	326,592	5,651
Orica Ltd	2	–
QBE Insurance Group Ltd	90,216	793
Regis Resources Ltd	150,627	572
Rio Tinto Ltd	127,894	8,750
Saracen Mineral Holdings Ltd *	22,095	41
Sonic Healthcare Ltd	106,747	1,832
South32 Ltd	231,412	644
St Barbara Ltd	71,669	228
Stockland ‡	166,723	415
Suncorp Group Ltd	24,249	234
Telstra Corp Ltd	787,655	1,754
Wesfarmers Ltd	157,231	3,712
Woolworths Group Ltd	92,177	1,880

		62,563

Austria — 0.5%
Agrana Beteiligungs AG	14,300	283
Erste Group Bank AG	65,259	2,471
EVN AG	7,223	109
Flughafen Wien AG	5,554	221
Oberbank AG	175	19
Oesterreichische Post AG	110,402	4,380
Telekom Austria AG, Cl A	52,295	389
UNIQA Insurance Group AG	7,500	74
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,448	349
voestalpine AG	73,753	2,286

		10,581

Belgium — 0.4%
Ageas	101,896	5,028
Colruyt SA	24,482	1,748
D’ieteren SA/NV	1,408	54
Elia System Operator SA/NV	4,300	306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proximus SADP	37,879	$1,002
UCB SA	5,331	447

		8,585

Canada — 5.5%
Agnico Eagle Mines Ltd	33,800	1,436
Alacer Gold Corp *	24,300	61
Argonaut Gold Inc *	40,700	57
Atco Ltd/Canada, Cl I	35,561	1,196
B2Gold Corp *	329,600	1,036
Bank of Montreal	124,593	9,708
Bank of Nova Scotia/The	71,000	3,943
BCE Inc	77,100	3,426
Canadian Imperial Bank of Commerce	40,929	3,469
Canadian Tire Corp Ltd, Cl A	67,450	7,436
Canadian Utilities Ltd, Cl A	64,955	1,726
Centerra Gold Inc *	110,400	575
CGI Inc, Cl A *	84,200	5,641
CI Financial Corp	13,500	191
Constellation Software Inc/Canada	2,827	2,412
Detour Gold Corp *	52,100	527
Dundee Precious Metals Inc *	52,200	185
Emera Inc	354	13
Empire Co Ltd, Cl A	45,257	1,050
Fairfax Financial Holdings Ltd	3,300	1,633
George Weston Ltd	110,937	7,901
Great-West Lifeco Inc	25,400	584
Guyana Goldfields Inc *	45,200	50
H&R Real Estate Investment Trust ‡	69,694	1,202
Kinross Gold Corp *	200,000	667
Loblaw Cos Ltd	176,500	8,783
Lululemon Athletica Inc *	27,698	4,166
Metro Inc, Cl A	21,200	796
Morguard Real Estate Investment Trust ‡	6,927	66
National Bank of Canada	115,294	5,436
Novagold Resources Inc *	2,700	11
OceanaGold Corp	195,900	631
Open Text Corp	27,900	1,057
Osisko Gold Royalties Ltd	53,200	596
Power Corp of Canada	76,300	1,627
Power Financial Corp	54,300	1,211
RioCan Real Estate Investment Trust ‡	94,473	1,803
Rogers Communications Inc, Cl B	217,996	12,035
Royal Bank of Canada	37,100	2,897
SmartCentres Real Estate Investment Trust ‡	8,900	228
SSR Mining Inc *	96,400	1,337
TELUS Corp	210,101	7,625
TMX Group Ltd	43,300	2,716
Torex Gold Resources Inc *	26,300	318
Toronto-Dominion Bank/The	259,781	14,885
Waste Connections Inc	26,900	2,241
Wesdome Gold Mines Ltd *	49,200	181

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	89

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamana Gold Inc	204,800	$532

		127,303

Denmark — 0.6%
Carlsberg A/S, Cl B	66,423	8,055
Danske Bank A/S	218,600	4,354
Matas A/S	24,788	262
Royal Unibrew A/S	14,824	1,097
William Demant Holding A/S *	37,640	1,132

		14,900

Finland — 0.3%
Aktia Bank OYJ	9,128	95
Aspo OYJ	3,245	31
Fortum OYJ	187,677	4,172
Kesko OYJ, Cl B	31,157	1,862
Olvi OYJ, Cl A	1,886	69

		6,229

France — 2.0%
AXA SA	53,842	1,367
Boiron SA	809	51
Cie des Alpes	2,875	83
Dassault Aviation SA	1,678	2,828
Engie SA	163,592	2,468
Eutelsat Communications SA	15,685	310
Fountaine Pajot SA	345	40
Hermes International	2,015	1,278
Pernod Ricard SA	2,511	433
Peugeot SA	16,677	425
Publicis Groupe SA	20,876	1,158
Sanofi	133,900	11,207
Societe BIC SA	53,400	5,056
Suez	40,443	517
TOTAL SA	220,300	12,540
Veolia Environnement SA	290,030	6,374

		46,135

Germany — 1.7%
Aareal Bank AG	40,946	1,342
adidas AG	14,550	3,539
Allianz SE	13,100	2,918
Bayerische Motoren Werke AG	45,600	3,859
Deutsche Lufthansa AG	192,359	4,918
Deutsche Telekom AG	75,521	1,246
Evonik Industries AG	163,800	4,616
Freenet AG	101,897	2,148
Hornbach Holding AG & Co KGaA	2,152	113
MAN SE	2,797	287
McKesson Europe AG	7,101	210
METRO AG	149,542	2,514
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	30,500	7,193
MVV Energie AG	1,870	55

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RHOEN-KLINIKUM AG	39,956	$1,087
RTL Group SA	21,720	1,226
Salzgitter AG	9,047	277
Talanx AG	60,400	2,336
Wuestenrot & Wuerttembergische AG	17,260	330

		40,214

Hong Kong — 2.7%
ASM Pacific Technology Ltd	178,100	1,887
Chevalier International Holdings Ltd	14,000	20
Chinney Investments Ltd	88,000	31
CK Hutchison Holdings Ltd	8,500	90
CK Infrastructure Holdings Ltd	549,425	4,581
CLP Holdings Ltd	1,558,691	18,467
First Pacific Co Ltd	627,280	254
Fountain SET Holdings Ltd	386,000	63
Guoco Group Ltd	800	11
Hang Seng Bank Ltd	105,411	2,612
HK Electric Investments & HK Electric Investments Ltd	1,621,021	1,689
HKT Trust & HKT Ltd	3,402,686	5,314
Hysan Development Co Ltd	75,684	400
Kerry Properties Ltd	1,531,143	6,398
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	187
Li & Fung Ltd	376,000	66
Link ‡	581,038	6,569
MTR Corp Ltd	512,843	2,946
NWS Holdings Ltd	265,989	644
Paliburg Holdings Ltd	104,000	45
PCCW Ltd	1,668,542	1,003
Power Assets Holdings Ltd	43,087	299
Regal Hotels International Holdings Ltd	132,000	83
Sun Hung Kai Properties Ltd	276,000	4,571
Sunlight Real Estate Investment Trust ‡	4,943	4
Swire Pacific Ltd, Cl A	93,621	1,113
Wharf Real Estate Investment Co Ltd	83,000	583
Wing Tai Properties	18,000	14
Yue Yuen Industrial Holdings Ltd	990,500	3,331

		63,275

Ireland — 0.1%
Jazz Pharmaceuticals PLC *	11,417	1,599

Israel — 1.2%
Bank Hapoalim BM	874,400	6,021
Bank Leumi Le-Israel BM	1,313,081	8,687
Malam - Team Ltd	731	73
Mizrahi Tefahot Bank Ltd	380,700	7,294
Nice Ltd *	1,048	123
Oil Refineries Ltd *	285,811	152
OPC Energy Ltd *	7,483	46
Paz Oil Co Ltd	7,452	1,140

90	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	13,597	$716
Shufersal Ltd	245,502	1,755
Strauss Group Ltd	34,839	882
Victory Supermarket Chain Ltd	2,933	40

		26,929

Italy — 0.3%
A2A SpA	718,146	1,274
ACEA SpA	4,161	66
Hera SpA	692,174	2,309
Iren SpA	885,046	2,203
Orsero SpA	7,800	67
Terna Rete Elettrica Nazionale SpA	199,412	1,242

		7,161

Japan — 9.4%
ABC-Mart Inc	8,100	464
Aeon Hokkaido Corp	16,000	111
Ahjikan Co Ltd	6,100	56
Aisin Seiki Co Ltd	103,200	4,028
Ajinomoto Co Inc	33,400	505
Alfresa Holdings Corp	13,400	388
Alpen Co Ltd	28,300	423
Aohata Corp	3,000	62
Aozora Bank Ltd	85,300	2,460
Araya Industrial Co Ltd	3,800	57
Astellas Pharma Inc	621,700	9,598
Atsugi Co Ltd	21,950	193
Bandai Namco Holdings Inc	14,800	630
Benesse Holdings Inc	5,300	144
Biofermin Pharmaceutical Co Ltd	1,300	28
Can Do Co Ltd	20,916	305
Canon Inc	309,200	8,891
C’BON COSMETICS Co Ltd	3,200	76
Central Japan Railway Co	2,900	651
Choushimaru Co Ltd	14,500	139
Chubu Electric Power Co Inc	133,200	2,097
Chugoku Electric Power Co Inc/The	151,900	1,975
Create Medic Co Ltd	3,300	30
Daiichikosho Co Ltd	1,000	49
Daiohs Corp	2,700	34
Daiwa House REIT Investment Corp ‡	191	426
Daiwa Office Investment Corp ‡	51	340
DCM Holdings Co Ltd	57,000	555
DyDo Group Holdings Inc	16,496	817
Ebara Foods Industry Inc	1,700	33
EDION Corp	4,100	37
ESTELLE Holdings Co Ltd	6,000	37
Ezaki Glico Co Ltd	2,700	137
Fujiya Co Ltd	9,400	190
Gourmet Kineya Co Ltd	8,000	85
Hakudo Co Ltd	9,800	147

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hitachi Ltd	77,200	$2,313
Hokkaido Electric Power Co Inc	7,700	49
Hoya Corp	44,972	2,749
ITOCHU Corp	335,100	6,015
Itochu-Shokuhin Co Ltd	953	42
Japan Airlines Co Ltd	136,500	4,985
Japan Excellent Inc ‡	65	90
Japan Logistics Fund Inc ‡	17	34
Japan Post Bank Co Ltd	210,500	2,350
Japan Post Holdings Co Ltd	616,500	7,504
Japan Prime Realty Investment Corp, Cl A ‡	119	467
Japan Rental Housing Investments Inc ‡	151	119
Japan Tobacco Inc	161,300	4,105
Jolly - Pasta Co Ltd	1,800	33
JSR Corp	37,300	619
JXTG Holdings	1,395,600	6,528
Kadoya Sesame Mills Inc	1,000	47
Kakaku.com Inc	7,300	140
Kakiyasu Honten Co Ltd	9,900	205
Kato Sangyo Co Ltd	16,200	538
KDDI Corp	514,800	12,433
Keiyo Co Ltd	17,948	84
Kewpie Corp	3,300	75
KFC Holdings Japan Ltd	10,173	183
King Jim Co Ltd	7,600	57
Kohnan Shoji Co Ltd	162,554	4,121
Komeri Co Ltd	3,500	88
Konica Minolta Inc	92,900	901
Kuraray Co Ltd	165,400	2,220
Kurimoto Ltd	10,000	135
Kyokuyo Co Ltd	14,800	400
KYORIN Holdings Inc	28,100	556
Kyushu Electric Power Co Inc	68,500	815
Kyushu Railway Co	79,100	2,707
Lawson Inc	6,900	418
Marubeni Corp	335,000	2,392
Marudai Food Co Ltd	3,167	54
Matsuyafoods Holdings Co Ltd	2,630	89
McDonald’s Holdings Co Japan Ltd	20,900	937
Medipal Holdings Corp	111,200	2,593
Megmilk Snow Brand Co Ltd	12,800	313
MEIJI Holdings Co Ltd	7,000	555
Mitsubishi Gas Chemical Co Inc	64,900	992
Mitsubishi Tanabe Pharma Corp	143,700	2,073
Mitsui & Co Ltd	82,700	1,300
Mitsui Sugar Co Ltd	4,200	108
Miyoshi Oil & Fat Co Ltd	10,700	104
Mizuho Financial Group Inc	3,226,800	5,079
Mochida Pharmaceutical Co Ltd	7,000	746
Mori Trust Sogo Reit Inc ‡	171	261
Morozoff Ltd	700	31
Mory Industries Inc	300	7

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	91

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nakayama Steel Works Ltd	40,800	$183
NH Foods Ltd	5,900	215
Nichia Steel Works Ltd	13,800	43
Nichi-iko Pharmaceutical Co Ltd	7,600	111
Nihon Kohden Corp	6,000	180
Nihon Shokuhin Kako Co Ltd	1,477	22
Nippon Accommodations Fund Inc ‡	41	204
Nippon Beet Sugar Manufacturing Co Ltd	3,000	51
Nippon Building Fund Inc, Cl A ‡	47	306
Nippon Express Co Ltd	6,486	383
Nippon Flour Mills Co Ltd	202,142	3,439
Nippon Prologis REIT Inc ‡	118	251
Nippon Suisan Kaisha Ltd	5,700	37
Nippon Telegraph & Telephone Corp	474,900	20,482
Nippon Television Holdings Inc	9,800	154
Nissan Motor Co Ltd	808,700	6,992
Nisshin Oillio Group Ltd/The	2,249	70
Nisshin Seifun Group Inc	22,700	487
Nissin Foods Holdings Co Ltd	5,300	368
Nissui Pharmaceutical Co Ltd	8,900	96
NJS Co Ltd	3,200	43
Nomura Real Estate Master Fund Inc ‡	190	261
NTT DOCOMO Inc	440,442	10,253
Ohsho Food Service Corp	11,300	758
Okinawa Cellular Telephone Co	2,800	95
Okinawa Electric Power Co Inc/The	19,950	368
Ootoya Holdings Co Ltd	1,900	39
Oracle Corp Japan	34,354	2,565
Orix JREIT Inc ‡	75	123
Osaka Gas Co Ltd	192,000	3,932
Otsuka Corp	47,400	1,705
OUG Holdings Inc	3,500	82
Premier Investment Corp ‡	239	285
Rhythm Watch Co Ltd	1,600	24
Ricoh Co Ltd	129,600	1,316
Sankyo Co Ltd	18,300	674
Sawai Pharmaceutical Co Ltd	4,600	264
Secom Co Ltd	2,900	251
Sekisui Chemical Co Ltd	194,100	3,046
Senko Group Holdings Co Ltd	429,100	3,573
Senshu Ikeda Holdings Inc	884,600	2,352
Seven & i Holdings Co Ltd	157,700	6,933
SG Holdings Co Ltd	79,300	2,322
Shimamura Co Ltd	3,000	254
Shionogi & Co Ltd	10,700	684
Showa Sangyo Co Ltd	3,300	91
SKY Perfect JSAT Holdings Inc	387,500	1,734
SRS Holdings Co Ltd	13,800	128
Sugi Holdings Co Ltd	1,700	74
Sumitomo Corp	113,700	1,635
Sumitomo Osaka Cement Co Ltd	69,400	2,852
Suntory Beverage & Food Ltd	11,300	498

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Takihyo Co Ltd	2,800	$46
Teijin Ltd	327,300	5,489
Ten Allied Co Ltd *	6,400	24
Toho Holdings Co Ltd	20,900	529
Tohoku Electric Power Co Inc	76,600	1,005
Tokyo Electric Power Co Holdings Inc *	578,300	3,605
Tokyo Gas Co Ltd	19,200	529
Tokyu Recreation Co Ltd	800	35
Toyo Suisan Kaisha Ltd	1,700	63
Tsumura & Co	13,200	417
Unicafe Inc	9,700	87
Vital KSK Holdings Inc	32,600	329
West Japan Railway Co	6,000	452
Yamada Denki Co Ltd	138,000	667
Yamaguchi Financial Group Inc	365,000	3,403
Yamazaki Baking Co Ltd	8,300	142
Zaoh Co Ltd	2,000	24
Zensho Holdings Co Ltd	5,300	123

		218,214

Netherlands — 0.9%
ABN AMRO Group NV (A)	38,335	931
Coca-Cola European Partners PLC	3,951	185
ForFarmers NV	60,082	563
Koninklijke Ahold Delhaize NV	453,982	11,722
NN Group NV	111,062	4,844
Signify NV	78,500	2,087
Sligro Food Group NV	9,582	360

		20,692

New Zealand — 0.8%
Air New Zealand Ltd	153,989	259
Argosy Property Ltd	443,727	372
Auckland International Airport Ltd	105,441	558
Chorus Ltd	39,410	140
Contact Energy Ltd	429,943	1,855
Fisher & Paykel Healthcare Corp Ltd	357,554	3,582
Fletcher Building Ltd	177,349	591
Freightways Ltd	42,723	230
Genesis Energy Ltd	465,814	889
Goodman Property Trust ‡	810,739	906
Infratil Ltd	25,128	68
Investore Property Ltd ‡	35,612	38
Kathmandu Holdings Ltd	8,233	14
Kiwi Property Group Ltd ‡	1,028,479	988
Mainfreight Ltd	33,072	736
Mercury NZ Ltd	484,018	1,217
Meridian Energy Ltd	159,503	401
Metlifecare Ltd	56,720	197
Property for Industry Ltd ‡	23,622	31
Restaurant Brands New Zealand Ltd	123,125	737
Ryman Healthcare Ltd	89,763	673
Sanford Ltd/NZ	8,999	41

92	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spark New Zealand Ltd	963,263	$2,449
Steel & Tube Holdings Ltd	33,559	28
Stride Property Group	146,612	195
Summerset Group Holdings Ltd	203,310	901
Trustpower Ltd	12,723	56

		18,152

Norway — 0.8%
Orkla ASA	1,017,091	8,024
Telenor ASA	491,628	9,598

		17,622

Portugal — 0.0%
Novabase SGPS SA	8,381	23
REN - Redes Energeticas Nacionais SGPS SA	264,138	785

		808

Singapore — 2.0%
Ascendas Real Estate Investment Trust ‡	350,777	727
CapitaLand Commercial Trust ‡	1,486,748	2,135
CapitaLand Mall Trust ‡	3,949,100	7,014
ComfortDelGro Corp Ltd	1,411,419	2,497
Dairy Farm International Holdings Ltd	8,800	79
DBS Group Holdings Ltd	330,900	6,083
Far East Hospitality Trust ‡	55,300	26
Frasers Hospitality Trust ‡	39,800	22
Genting Singapore Ltd	481,400	363
Hutchison Port Holdings Trust, Cl U	1,276,316	294
IREIT Global ‡	165,700	91
Jardine Matheson Holdings Ltd	1,100	75
Mapletree Commercial Trust ‡	288,600	378
OUE Hospitality Trust ‡	77,400	41
OUE Ltd	108,700	133
Oversea-Chinese Banking Corp Ltd	681,800	5,581
SATS Ltd	284,200	1,079
Sheng Siong Group Ltd	1,576,948	1,260
Singapore Airlines Ltd	128,238	950
Singapore Exchange Ltd	125,300	727
Singapore Press Holdings Ltd	463,308	844
Singapore Technologies Engineering Ltd	310,900	861
SPH REIT ‡	1,316,400	1,003
StarHub Ltd	607,192	719
Suntec Real Estate Investment Trust ‡	86,222	123
United Overseas Bank Ltd	616,700	11,419
Yangzijiang Shipbuilding Holdings Ltd	478,400	506

		45,030

Spain — 0.4%
Bankinter SA	2	–
Ebro Foods SA	65,800	1,405
Endesa SA	316,017	7,971
Iberdrola SA	1,872	15
Red Electrica Corp SA	20,012	433

		9,824

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Sweden — 1.1%
Axfood AB	251,027	$4,649
Electrolux AB, Cl B	93,600	2,451
ICA Gruppen AB	255,780	9,837
Swedish Match AB	169,520	7,952
Telia Co AB	4,878	21

		24,910

Switzerland — 3.9%
Allreal Holding AG	4,308	694
ALSO Holding AG	24,348	3,211
Barry Callebaut AG	199	343
Basellandschaftliche Kantonalbank *	38	35
BKW AG	9,657	652
Chocoladefabriken Lindt & Spruengli AG	323	2,915
Crealogix Holding AG	303	32
Emmi AG	256	210
Helvetia Holding AG	6,240	3,752
Intershop Holding AG	651	333
Investis Holding SA	813	50
Lastminute.com NV *	2,854	55
Luzerner Kantonalbank AG	140	67
Nestle SA	84,416	7,657
Novartis AG	93,895	8,581
Orior AG	1,841	160
Pargesa Holding SA	2,349	193
Roche Holding AG	105,970	29,498
Schindler Holding AG	9,560	2,165
Sonova Holding AG	17,517	3,282
Swiss Life Holding AG	23,420	10,227
Swiss Prime Site AG	11,435	967
Swiss Re AG	57,100	5,664
Swisscom AG	18,838	8,738
Tamedia AG	1,293	143
Valora Holding AG	4,419	1,187

		90,811

United Kingdom — 4.5%
AG Barr PLC	34,681	353
Amino Technologies PLC	28,544	32
BAE Systems PLC	872,015	5,405
BP PLC	775,100	5,509
Britvic PLC	668,916	8,177
Carnival PLC	6,994	392
Central Asia Metals PLC	25,600	85
Centrica PLC	1,010,208	1,673
Coca-Cola European Partners PLC	179,603	8,466
Coca-Cola HBC AG	39,796	1,342
Cranswick PLC	14,989	493
Diageo PLC	176,079	6,823
Direct Line Insurance Group PLC	959,800	4,554
F&C UK Real Estate Investment Ltd ‡	31,314	37
GCP Student Living PLC ‡	4,835	10

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	93

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GlaxoSmithKline PLC	700,700	$13,956
Greggs PLC	52,961	1,261
Imperial Brands PLC	160,402	5,356
Inchcape PLC	526,700	3,958
J D Wetherspoon PLC	116,377	2,031
Kingfisher PLC	1,136,600	3,660
Legal & General Group PLC	314,710	1,175
Lookers PLC	451,200	616
Marks & Spencer Group PLC	1,270,369	4,613
National Express Group PLC	50,206	283
National Grid PLC	98,474	1,111
Next PLC	47,366	3,206
Royal Mail PLC	900,409	3,387
ScS Group PLC	12,552	38
Secure Income REIT PlC ‡	14,375	76
SSE PLC	371,800	5,878
Standard Life Investment Property Income Trust Ltd ‡	275,876	321
Tate & Lyle PLC	849,751	7,855
Tritax Big Box REIT PLC ‡	186,016	352
TUI AG	16,067	171
WH Smith PLC	9,247	258
Wm Morrison Supermarkets PLC	711,800	2,178

		105,091

United States — 55.8%

Communication Services — 3.1%
AT&T Inc	278,300	8,661
ATN International Inc	3,532	198
BCE Inc	233,191	10,377
MSG Networks Inc *	24,399	589
New Media Investment Group Inc	74,609	994
News Corp, Cl A	180,327	2,348
Omnicom Group Inc	2,286	173
Scholastic Corp	33,583	1,421
Telephone & Data Systems Inc	41,181	1,320
Tribune Publishing Co *	4,060	49
United States Cellular Corp *	4,899	229
Verizon Communications Inc	465,691	26,507
Viacom Inc, Cl B	23,341	682
Walt Disney Co/The	157,176	17,736

		71,284

Consumer Discretionary — 6.2%
Acushnet Holdings Corp	18,378	458
America’s Car-Mart Inc/TX *	3,238	264
AutoZone Inc *	9,664	9,074
Booking Holdings Inc *	784	1,330
Brinker International Inc	37,600	1,721
Callaway Golf Co	37,699	649
Children’s Place Inc/The	20,600	1,969
Churchill Downs Inc	26,493	2,485
Columbia Sportswear Co	49,388	5,085

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comcast Corp, Cl A	231,300	$8,944
Cooper-Standard Holdings Inc *	26,300	1,581
Darden Restaurants Inc	68,013	7,625
Deckers Outdoor Corp *	10,336	1,529
Denny’s Corp *	31,401	548
Dick’s Sporting Goods Inc	6,628	259
Dollar General Corp	24,594	2,913
eBay Inc	128,512	4,774
Ford Motor Co	403,300	3,537
Gap Inc/The	183,339	4,657
General Motors Co	153,400	6,056
Genuine Parts Co	11,701	1,273
Graham Holdings Co, Cl B	946	647
H&R Block Inc	6,002	145
Haverty Furniture Cos Inc	2,312	56
Home Depot Inc/The	43,474	8,049
International Speedway Corp, Cl A	5,619	243
Interpublic Group of Cos Inc/The	36,169	833
John Wiley & Sons Inc, Cl A	43,711	2,268
K12 Inc *	20,517	657
Kohl’s Corp	52,113	3,519
Marcus Corp/The	13,935	591
McDonald’s Corp	31,139	5,725
Murphy USA Inc *	1,076	84
Ross Stores Inc	25,151	2,385
Sally Beauty Holdings Inc *	235,100	4,248
Service Corp International/US	134,061	5,542
Shoe Carnival Inc	4,171	159
Steven Madden Ltd	15,121	499
Target Corp	311,795	22,649
TJX Cos Inc/The	146,030	7,490
Yum! Brands Inc	90,007	8,506

		141,026

Consumer Staples — 8.5%
Altria Group Inc	273,343	14,326
Archer-Daniels-Midland Co	46,504	1,976
Brown-Forman Corp, Cl B	15,265	755
Central Garden & Pet Co, Cl A *	3,060	85
Church & Dwight Co Inc	4,474	294
Clorox Co/The	36,531	5,773
Coca-Cola Co/The	217,675	9,869
Colgate-Palmolive Co	115,064	7,579
Costco Wholesale Corp	32,348	7,076
Estee Lauder Cos Inc/The, Cl A	91,830	14,412
Fresh Del Monte Produce Inc	400	11
Herbalife Nutrition Ltd *	11,104	623
Hershey Co/The	39,233	4,342
Ingredion Inc	81,206	7,508
Inter Parfums Inc	5,210	384
J&J Snack Foods Corp	10,333	1,605
JM Smucker Co/The	91,200	9,659

94	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
John B Sanfilippo & Son Inc	4,233	$294
Kellogg Co	163,200	9,182
Kimberly-Clark Corp	61,986	7,242
Kroger Co/The	171,800	5,039
Lancaster Colony Corp	9,258	1,451
Medifast Inc	12,393	1,579
Molson Coors Brewing Co, Cl B	82,000	5,056
Nu Skin Enterprises Inc, Cl A	12,898	775
PepsiCo Inc	91,213	10,548
Procter & Gamble Co/The	160,256	15,793
Sysco Corp	130,554	8,819
Tyson Foods Inc, Cl A	230,438	14,209
USANA Health Sciences Inc *	39,113	3,853
Vector Group Ltd	23,713	278
Walgreens Boots Alliance Inc	182,200	12,971
Walmart Inc	123,700	12,245
WD-40 Co	7,735	1,384

		196,995

Energy — 1.7%
Chevron Corp	89,000	10,643
Exxon Mobil Corp	135,000	10,669
Phillips 66	103,300	9,954
Riviera Resources Inc/Linn *	5,437	81
Valero Energy Corp	72,200	5,889

		37,236

Financials — 7.8%
Aflac Inc	248,812	12,227
AG Mortgage Investment Trust Inc ‡	3,365	60
AGNC Investment Corp ‡	458,057	8,085
Alleghany Corp	983	632
Allstate Corp/The	90,700	8,560
American Equity Investment Life Holding Co	15,101	478
American Financial Group Inc/OH	31,700	3,159
Annaly Capital Management Inc ‡	1,375,426	13,933
Anworth Mortgage Asset Corp ‡	17,401	74
Apollo Commercial Real Estate Finance Inc ‡	202,778	3,682
Arbor Realty Trust Inc ‡	345,900	4,476
Ares Commercial Real Estate Corp ‡	29,966	457
Associated Banc-Corp	23,028	536
Athene Holding Ltd, Cl A *	22,775	1,015
Axis Capital Holdings Ltd	58,900	3,361
Bank of America Corp	76,014	2,211
Bank of Hawaii Corp	4,424	364
BankFinancial Corp	12,211	191
Banner Corp	9,719	604
Baycom Corp *	3,168	73
BB&T Corp	60,200	3,068
Berkshire Hathaway Inc, Cl B *	136,412	27,460
BlackRock Capital Investment Corp	1,456	9
BlackRock TCP Capital Corp	28,038	405
Blackstone Mortgage Trust Inc, Cl A ‡	30,243	1,043

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BOK Financial Corp	7,439	$673
Brookline Bancorp Inc	4,318	69
Capital One Financial Corp	1,298	109
Capitol Federal Financial Inc	6,899	92
Cathay General Bancorp	2,409	94
CBTX Inc	4,594	153
Central Pacific Financial Corp	11,227	328
Cherry Hill Mortgage Investment Corp ‡	16,305	302
Chimera Investment Corp ‡	205,573	3,801
CIT Group Inc	12,214	623
Citizens Financial Group Inc	22,790	842
CNA Financial Corp	6,612	286
Comerica Inc	17,240	1,502
Commerce Bancshares Inc/MO	11,260	709
Dime Community Bancshares Inc	4,311	86
Dynex Capital Inc ‡	22,500	137
East West Bancorp Inc	3,658	200
Employers Holdings Inc	1,096	46
Enterprise Financial Services Corp	1,675	76
Everest Re Group Ltd	35,749	8,083
Exantas Capital Corp ‡	19,286	209
Fifth Third Bancorp	52,365	1,444
First Bancorp/Southern Pines NC	1,468	58
First Hawaiian Inc	9,658	260
First Merchants Corp	4,045	163
Flagstar Bancorp Inc	6,031	197
Granite Point Mortgage Trust Inc ‡	18,950	360
Hartford Financial Services Group Inc/The	144,903	7,152
HomeTrust Bancshares Inc	1,477	40
IBERIABANK Corp	2,711	212
Investors Bancorp Inc	23,381	294
JPMorgan Chase & Co	31,026	3,238
Kearny Financial Corp/MD	20,479	278
KKR Real Estate Finance Trust Inc ‡	8,766	179
Lakeland Financial Corp	1,452	70
Lincoln National Corp	101,667	6,356
Loews Corp	4,917	234
M&T Bank Corp	10,865	1,880
Meridian Bancorp Inc	5,215	85
MGIC Investment Corp *	25,678	333
National Western Life Group Inc, Cl A	150	46
New Mountain Finance Corp	12,579	174
Oritani Financial Corp	9,172	165
PCSB Financial Corp	1,318	27
PennyMac Mortgage Investment Trust ‡	35,555	725
PNC Financial Services Group Inc/The	38,500	4,852
Provident Financial Holdings Inc	9,453	192
Provident Financial Services Inc	13,240	363
Prudential Financial Inc	57,526	5,514
Ready Capital Corp ‡	2,431	39
Reinsurance Group of America Inc, Cl A	51,880	7,496
Starwood Property Trust Inc ‡	529,967	11,887

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	95

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SunTrust Banks Inc	8,787	$570
Territorial Bancorp Inc	1,085	31
Torchmark Corp	85,244	7,038
TPG RE Finance Trust Inc ‡	305	6
Travelers Cos Inc/The	53,600	7,124
Trustmark Corp	4,688	166
Two Harbors Investment Corp ‡	222,800	3,090
US Bancorp	43,545	2,251
Voya Financial Inc	121,991	6,169
Washington Federal Inc	7,196	221
Waterstone Financial Inc	61,358	1,033
Western Alliance Bancorp *	7,511	348
Zions Bancorp NA	5,607	287

		197,230

Health Care — 11.4%
AbbVie Inc	90,400	7,163
Acorda Therapeutics Inc *	8,544	126
Amedisys Inc *	7,171	891
Amgen Inc	45,800	8,706
Anthem Inc	29,600	8,902
Baxter International Inc	17,169	1,283
Bio-Rad Laboratories Inc, Cl A *	16,299	4,415
Centene Corp *	59,326	3,612
Charles River Laboratories International Inc *	1,835	261
Chemed Corp	26,986	8,892
Cigna Corp	31,750	5,538
CVS Health Corp	63,700	3,684
Danaher Corp	62,343	7,919
Encompass Health Corp	106,805	6,744
Ensign Group Inc/The	3,026	150
Genomic Health Inc *	17,978	1,366
Gilead Sciences Inc	88,052	5,725
Haemonetics Corp *	29,102	2,528
Hanger Inc *	7,925	160
HCA Healthcare Inc	154,375	21,464
HealthStream Inc	12,694	353
HMS Holdings Corp *	3,417	118
Humana Inc	27,954	7,968
Innoviva Inc *	39,313	617
Johnson & Johnson	213,100	29,118
Laboratory Corp of America Holdings *	15,436	2,288
Luminex Corp	14,809	377
Masimo Corp *	14,227	1,868
MEDNAX Inc *	6,045	199
Merck & Co Inc	327,852	26,651
Mettler-Toledo International Inc *	5,751	3,916
Molina Healthcare Inc *	22,529	3,033
National HealthCare Corp	16,774	1,366
NextGen Healthcare Inc *	11,107	194
Orthofix Medical Inc *	17,648	1,078
Pfizer Inc	853,783	37,012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Phibro Animal Health Corp, Cl A	4,805	$141
Prestige Consumer Healthcare Inc *	47,940	1,403
Quest Diagnostics Inc	82,872	7,173
STERIS PLC	6,359	769
Taro Pharmaceutical Industries Ltd	6,194	634
United Therapeutics Corp *	28,348	3,580
UnitedHealth Group Inc	31,079	7,528
Universal Health Services Inc, Cl B	49,127	6,820
US Physical Therapy Inc	6,499	716
WellCare Health Plans Inc *	26,745	6,782
Zoetis Inc, Cl A	98,014	9,236

		260,467

Industrials — 3.0%
Allison Transmission Holdings Inc, Cl A	132,800	6,600
Atento SA *	57,708	230
CH Robinson Worldwide Inc	5,337	482
Delta Air Lines Inc	62,007	3,074
Lockheed Martin Corp	19,079	5,903
ManpowerGroup Inc	24,905	2,098
McGrath RentCorp	10,172	609
Raytheon Co	63,674	11,875
Republic Services Inc, Cl A	81,884	6,422
Resources Connection Inc	3,527	61
Robert Half International Inc	25,156	1,715
Teledyne Technologies Inc *	3,161	746
Tetra Tech Inc	8,373	503
United Continental Holdings Inc *	30,283	2,659
United Technologies Corp	50,300	6,321
Waste Management Inc	206,127	20,870

		70,168

Information Technology — 6.3%
Agilysys Inc *	3,072	64
Amdocs Ltd	245,958	13,668
Apple Inc	121,200	20,986
Avaya Holdings Corp *	11,324	175
Booz Allen Hamilton Holding Corp, Cl A	79,224	4,188
Broadridge Financial Solutions Inc	10,706	1,084
CACI International Inc, Cl A *	6,707	1,222
Cisco Systems Inc	421,661	21,829
Citrix Systems Inc	36,208	3,820
CSG Systems International Inc	59,077	2,455
F5 Networks Inc *	44,375	7,461
Intel Corp	340,000	18,006
International Business Machines Corp	109,800	15,167
Intuit Inc	5,493	1,358
Jack Henry & Associates Inc	10,403	1,380
Juniper Networks Inc	130,777	3,541
KLA-Tencor Corp	37,500	4,331
MAXIMUS Inc	5,448	385
Motorola Solutions Inc	97,662	13,977
Perficient Inc *	20,176	577

96	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progress Software Corp	16,781	$617
SPS Commerce Inc *	10,031	1,071
Sykes Enterprises Inc *	87,118	2,578

		139,940

Materials — 1.5%
AptarGroup Inc	9,115	927
Eastman Chemical Co	51,600	4,267
Kaiser Aluminum Corp	35,309	3,866
Materion Corp	39,864	2,303
Newmont Mining Corp	47,016	1,604
Reliance Steel & Aluminum Co	85,970	7,673
Royal Gold Inc	6,088	538
Sealed Air Corp	148,200	6,465
Sonoco Products Co	124,300	7,196

		34,839

Real Estate — 1.1%
Gaming and Leisure Properties Inc ‡	124,100	4,515
Getty Realty Corp ‡	133,600	4,402
Ladder Capital Corp, Cl A ‡	55,614	1,021
National Health Investors Inc ‡	80,800	6,305
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	3,949
Senior Housing Properties Trust ‡	268,100	3,472
Xenia Hotels & Resorts Inc ‡	208	4

		23,668

Utilities — 5.2%
Ameren Corp	144,300	10,280
American Electric Power Co Inc	24,127	1,958
CenterPoint Energy Inc	304,932	9,191
Consolidated Edison Inc	36,276	2,991
Edison International	95,600	5,726
Entergy Corp	194,868	18,187
Evergy Inc	12,222	683
Eversource Energy	2,800	195
Exelon Corp	604,803	29,387
FirstEnergy Corp	342,500	13,957
Hawaiian Electric Industries Inc	91,986	3,521
IDACORP Inc	6,963	685

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MDU Resources Group Inc	40,282	$1,064
NextEra Energy Inc	3,644	684
NorthWestern Corp	27,963	1,917
Otter Tail Corp	1,777	89
Pinnacle West Capital Corp	43,900	4,115
Portland General Electric Co	6,505	326
Public Service Enterprise Group Inc	176,600	10,386
Southern Co/The	66,309	3,295
Unitil Corp	1,184	65

		118,702
		1,291,555

Total Common Stock (Cost $2,091,145) ($ Thousands)		2,258,183

PREFERRED STOCK — 0.0%

Germany — 0.0%
Bayerische Motoren Werke AG (B)	11,272	833

Sweden — 0.0%
Akelius Residential Property AB (B)	10,972	414

Total Preferred Stock (Cost $1,272) ($ Thousands)		1,247

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F
2.230% **†	106,726,552	106,727

Total Cash Equivalent (Cost $106,727) ($ Thousands)		106,727

Total Investments — 102.2% (Cost $2,199,144) ($ Thousands)		$2,366,157

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	97

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	94	Mar-2019	$3,405	$3,530	$145
FTSE 100 Index	22	Mar-2019	2,009	2,070	23
Hang Seng Index	2	Mar-2019	368	365	(3)
S&P 500 Index E-MINI	114	Mar-2019	15,463	15,873	410
SPI 200 Index	10	Mar-2019	1,068	1,094	29
Topix Index	19	Mar-2019	2,686	2,741	25

			$24,999	$25,673	$629

A list of the open forwards contracts held by the Fund at February 28, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/27/19	USD	47	NZD	69	$–
Brown Brothers Harriman	03/27/19	USD	59	DKK	389	–
Brown Brothers Harriman	03/27/19	USD	98	AUD	137	(1)
Brown Brothers Harriman	03/27/19	USD	102	SGD	138	–
Brown Brothers Harriman	03/27/19	USD	122	NOK	1,042	–
Brown Brothers Harriman	03/27/19	USD	136	HKD	1,063	–
Brown Brothers Harriman	03/27/19	USD	165	SEK	1,521	1
Brown Brothers Harriman	03/27/19	USD	297	CHF	296	1
Brown Brothers Harriman	03/27/19	USD	512	JPY	56,676	(2)
Brown Brothers Harriman	03/27/19	USD	543	CAD	713	(1)
Brown Brothers Harriman	03/27/19	USD	679	EUR	595	–
Brown Brothers Harriman	03/27/19	USD	421	GBP	318	2
Brown Brothers Harriman	03/27/19	USD	789	GBP	590	(2)
Brown Brothers Harriman	03/27/19	NZD	15,639	USD	10,776	115
Brown Brothers Harriman	03/27/19	SGD	33,742	USD	25,016	28
Brown Brothers Harriman	03/27/19	GBP	39,067	USD	51,112	(919)
Brown Brothers Harriman	03/27/19	AUD	45,286	USD	32,487	259
Brown Brothers Harriman	03/27/19	CHF	49,236	USD	49,330	(241)
Brown Brothers Harriman	03/27/19	DKK	56,007	USD	8,536	(35)
Brown Brothers Harriman	03/27/19	EUR	85,851	USD	97,623	(357)
Brown Brothers Harriman	03/27/19	CAD	87,951	USD	66,786	(51)
Brown Brothers Harriman	03/27/19	NOK	97,101	USD	11,303	(76)
Brown Brothers Harriman	03/27/19	SEK	122,212	USD	13,142	(129)
Brown Brothers Harriman	03/27/19	HKD	262,204	USD	33,444	7
Brown Brothers Harriman	03/27/19	JPY	12,679,909	USD	114,568	389
						$(1,012)

98	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Global Managed Volatility Fund (Continued)

Percentages are based on a Net Assets of $2,314,196 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $931 ($ Thousands), representing 0.04% of the Net Assets of the Fund.

(B)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

REIT — Real Estate investment Trust

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,257,807	$376	$–	$2,258,183
Preferred Stock	1,247	–	–	1,247
Cash Equivalent	106,727	–	–	106,727

Total Investments in Securities	$2,365,781	$376	$–	$2,366,157

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$632	$–	$–	$632
Unrealized Depreciation	(3)	–	–	(3)
Forwards Contracts*
Unrealized Appreciation	–	802	–	802
Unrealized Depreciation	–	(1,814)	–	(1,814)

Total Other Financial Instruments	$629	$(1,012)	$–	$(383)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 05/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 39,473	$ 295,164	$(227,910)	$ 106,727	$ 816

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	99

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.0%

Argentina — 0.6%
MercadoLibre Inc *(A)	111,261	$51,045
Ternium SA ADR (A)	78,630	2,269
		53,314

Australia — 4.1%
a2 Milk Co Ltd *	3,979,047	38,981
Aristocrat Leisure Ltd	1,022,092	17,903
ASX Ltd	638,525	31,695
BGP Holdings *(B)	239,898	–
BHP Group Ltd	1,295,296	34,309
BHP Group Ltd ADR (A)	277,512	14,680
BlueScope Steel Ltd	1,542,106	14,767
Cochlear Ltd	180,922	21,946
Downer EDI Ltd	327,122	1,732
Evolution Mining Ltd	481,731	1,237
Goodman Group	1,263,650	11,508
Iluka Resources Ltd	150,785	984
Mayne Pharma Group *	780,405	389
Newcrest Mining Ltd	1,999,989	34,605
Northern Star Resources Ltd	74,215	488
Origin Energy Ltd	1,272,435	6,663
Orora Ltd	650,154	1,457
OZ Minerals Ltd	4,999,454	36,636
Qantas Airways Ltd	7,041,329	28,705
Saracen Mineral Holdings Ltd *	321,448	592
South32 Ltd	20,465,938	57,263
Telstra Corp Ltd	428,867	955
		357,495

Austria — 0.8%
Erste Group Bank AG	794,130	30,067
OMV AG	107,867	5,683
Raiffeisen Bank International AG	128,501	3,281
Schoeller-Bleckmann Oilfield Equipment AG	188,422	14,622
voestalpine AG	422,534	13,097
		66,750

Belgium — 0.0%
UCB SA	45,738	3,837

Brazil — 2.3%
Ambev SA	3,743,425	17,179
B3 - Brasil Bolsa Balcao *	4,096,716	36,005
Banco Bradesco SA ADR *	1,951,784	22,406
BB Seguridade Participacoes SA	1,183,800	8,570
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	34,600	574
Cia Siderurgica Nacional SA	165,300	580
Cosan Ltd, Cl A	1,318,391	15,135
Cosan SA	103,300	1,201
EDP - Energias do Brasil SA	759,499	3,524
Equatorial Energia SA	54,000	1,186
Estacio Participacoes SA	1,280,200	9,446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IRB Brasil Resseguros SA	416,075	$9,900
JBS SA	5,842,000	21,077
Kroton Educacional SA	2,865,500	8,336
Notre Dame Intermedica Participacoes SA *	3,799,638	33,475
Petrobras Distribuidora SA	238,311	1,551
Porto Seguro SA	72,500	1,083
Qualicorp Consultoria e Corretora de
Seguros SA	708,600	2,908
Telefonica Brasil SA ADR (A)	68,837	859
TIM Participacoes SA	557,600	1,772
TOTVS SA	213,100	2,043
		198,810

Canada — 5.1%
Bank of Montreal	350,100	27,280
Canada Goose Holdings Inc *	74,430	4,236
Canadian Imperial Bank of Commerce	278,600	23,614
Canfor Corp *	165,419	1,776
Cogeco Communications Inc	9,000	562
Constellation Software Inc/Canada	45,405	38,742
Empire Co Ltd, Cl A	326,200	7,572
Enghouse Systems Ltd	34,400	995
Fairfax Financial Holdings Ltd	53,398	26,416
First Quantum Minerals Ltd	2,001,728	22,936
Home Capital Group Inc, Cl B *(A)	877,000	11,487
iA Financial Corp Inc	27,901	1,070
Linamar Corp	104,779	4,117
Lundin Mining Corp	3,220,600	16,335
Magna International Inc, Cl A	388,346	20,476
Maple Leaf Foods Inc	300,873	6,340
Nutrien Ltd	172,400	9,377
Quebecor Inc, Cl B	739,720	17,957
Ritchie Bros Auctioneers Inc	255,342	9,575
Rogers Communications Inc, Cl B (A)	432,642	23,908
Royal Bank of Canada	420,981	32,876
Suncor Energy Inc	1,343,858	46,285
Tencent Music Entertainment Group ADR *(A)	428,950	7,730
TMX Group Ltd	519,393	32,583
Toronto-Dominion Bank/The	680,738	39,004
West Fraser Timber Co Ltd	109,888	5,404
		438,653

Chile — 0.2%
Cia Cervecerias Unidas SA ADR (A)	32,979	947
Enel Americas SA ADR (A)	208,850	1,832
Enel Chile SA ADR	142,800	746
Sociedad Quimica y Minera de Chile SA ADR (A)	350,009	14,427
		17,952

China — 3.6%
51job Inc ADR *(A)	34,414	2,487
Agricultural Bank of China Ltd, Cl H	14,076,000	6,742
Alibaba Group Holding Ltd ADR *	197,319	36,115

100	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ANTA Sports Products Ltd	2,508,000	$14,697
Autohome Inc ADR *(A)	156,715	14,739
Baidu Inc ADR *	270,379	43,947
Bank of Communications Co Ltd, Cl H	1,628,000	1,367
BYD Co Ltd, Cl H (A)	2,446,000	15,642
Changyou.com Ltd ADR *(A)	40,113	818
China Coal Energy Co Ltd, Cl H	2,222,000	965
China Communications Services Corp Ltd, Cl H	608,000	611
China Life Insurance Co Ltd, Cl H	7,381,000	20,310
China Petroleum & Chemical Corp, Cl H	7,846,000	6,777
China Railway Construction Corp Ltd, Cl H	1,123,500	1,617
China Railway Group Ltd, Cl H	1,388,000	1,376
China Shenhua Energy Co Ltd, Cl H	402,500	993
China Telecom Corp Ltd, Cl H	9,116,000	4,936
Guangzhou R&F Properties Co Ltd	555,200	1,038
Hollysys Automation Technologies Ltd	677,574	14,995
Kunlun Energy Co Ltd	3,204,000	3,518
Momo Inc ADR *	892,339	29,599
PetroChina Co Ltd, Cl H	25,692,000	16,987
PICC Property & Casualty Co Ltd	6,148,000	7,362
Ping An Insurance Group Co of China Ltd, Cl H	5,146,000	54,182
Sinopharm Group Co Ltd, Cl H	2,803,600	12,465
		314,285

Colombia — 0.3%
Bancolombia SA ADR, Cl R (A)	431,947	20,880
Ecopetrol SA ADR (A)	74,671	1,512
		22,392

Czech Republic — 0.1%
Komercni banka as	280,049	11,776

Denmark — 1.6%
Coloplast A/S, Cl B	8,497	848
DSV A/S	268,581	22,364
GN Store Nord A/S	204,504	9,866
H Lundbeck A/S	274,202	12,554
Novo Nordisk A/S, Cl B	504,669	24,789
Novozymes A/S, Cl B	254,981	11,589
Orsted A/S	515,771	37,469
Pandora A/S	129,052	6,779
Vestas Wind Systems A/S	87,600	7,300
William Demant Holding A/S *	14,729	443
		134,001

Finland — 1.2%
Kone OYJ, Cl B (A)	392,948	19,227
Neste OYJ	328,383	31,597
Nokia OYJ	2,956,626	17,897
Orion OYJ, Cl B	176,639	6,318
Sampo Oyj, Cl A	225,955	10,889
Sanoma OYJ	86,876	865

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stora Enso OYJ, Cl R	64,676	$868
UPM-Kymmene OYJ	174,776	5,278
Valmet OYJ	354,100	8,830
		101,769

France — 5.8%
Airbus SE	186,524	24,128
Arkema SA	279,374	28,199
AXA SA	1,471,503	37,358
Capgemini SE	159,984	19,165
Carrefour SA	257,920	5,287
Cie de Saint-Gobain	406,707	14,662
CNP Assurances	360,170	8,334
Criteo SA ADR *(A)	79,115	2,147
Danone SA	173,791	13,127
Edenred	852,156	37,863
Electricite de France SA	74,481	1,083
Engie SA	2,907,064	43,861
EssilorLuxottica SA	180,499	21,879
Ipsen SA	57,303	7,935
Kering SA	10,880	5,948
Legrand SA	233,738	15,437
L’Oreal SA	154,642	39,075
Nexity SA	8,385	410
Orange SA	1,477,109	22,606
Peugeot SA	1,353,424	34,460
Safran SA	251,621	34,354
SES SA, Cl A	704,702	14,175
Societe Generale SA	314,590	9,672
Sodexo SA	184,188	20,256
TOTAL SA	503,257	28,647
Ubisoft Entertainment SA *	34,719	2,510
Valeo SA	187,208	5,916
		498,494

Germany — 5.3%
Allianz SE	109,258	24,335
Aroundtown SA	1,013,086	8,537
BASF SE	135,669	10,349
Continental AG	139,914	22,942
Deutsche Boerse AG	500,705	63,344
Deutsche Lufthansa AG	871,531	22,280
Deutsche Telekom AG	425,862	7,024
Deutz AG	96,071	696
E.ON SE	884,010	9,749
HOCHTIEF AG	55,812	8,859
HUGO BOSS AG	101,877	7,543
Knorr-Bremse *	269,414	27,101
Merck KGaA	216,939	22,426
METRO AG	476,932	8,019
MTU Aero Engines AG	108,736	23,340
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	46,122	10,877

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	101

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nemetschek SE	35,000	$5,117
Rheinmetall AG	131,185	14,048
SAP SE	793,049	85,067
Scout24 AG	392,882	20,714
Siemens AG	300,929	32,941
Software AG	49,144	1,799
TUI AG	353,815	3,775
Vonovia SE	299,456	14,540
		455,422

Hong Kong — 4.3%
AIA Group Ltd	3,717,200	37,173
Angang Steel Co Ltd, Cl H	3,216,000	2,393
Anhui Conch Cement Co Ltd, Cl H	7,372,500	42,170
BOC Hong Kong Holdings Ltd	2,176,000	9,092
Chaoda Modern Agriculture Holdings Ltd *	52,790	1
China Aoyuan Group Ltd	1,107,000	870
China Construction Bank Corp, Cl H	8,822,000	7,844
China Everbright Ltd	4,772,000	9,641
China Mobile Ltd	1,716,500	18,062
China Molybdenum Co Ltd, Cl H	47,388,000	22,699
China Resources Cement Holdings Ltd	2,764,000	2,944
China Resources Gas Group Ltd	1,436,000	6,238
China Resources Pharmaceutical Group Ltd (C)	4,268,500	5,720
China Unicom Hong Kong	11,672,000	13,843
CLP Holdings Ltd	334,000	3,957
CNOOC Ltd	5,792,000	9,991
Dongyue Group Ltd	3,204,000	2,184
ENN Energy Holdings	866,000	8,936
Hong Kong Exchanges & Clearing Ltd	1,885,973	65,014
Industrial & Commercial Bank of China Ltd, Cl H	26,054,000	20,047
Kingboard Holdings Ltd	322,000	1,128
Logan Property Holdings Co Ltd	844,000	1,202
Poly Property Group Co Ltd	1,493,646	563
Road King Infrastructure Ltd	366,220	701
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,316,500	11,766
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	5,274,000	11,852
Shimao Property Holdings Ltd	384,000	908
Sinopec Shanghai Petrochemical Co Ltd, Cl H	3,202,000	1,623
Tencent Holdings Ltd	655,400	28,037
WH Group Ltd (C)	12,066,500	10,714
Xinyi Glass Holdings Ltd	13,578,000	15,568
		372,881

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	387,330	4,524
OTP Bank Nyrt	205,886	8,714
		13,238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

India — 1.3%
HCL Technologies Ltd	204,171	$3,025
HDFC Bank Ltd ADR (A)	201,182	20,344
Hexaware Technologies Ltd	652,057	3,252
Housing Development Finance Corp Ltd	784,101	20,298
ICICI Bank Ltd ADR	3,118,361	30,747
Mindtree Ltd	351,201	4,487
Mphasis Ltd	175,505	2,569
Oil & Natural Gas Corp Ltd	944,251	1,974
Prakash Industries Ltd *	50,294	63
Reliance Capital Ltd	884,039	2,147
Reliance Industries Ltd	443,860	7,682
Tata Consultancy Services Ltd	231,010	6,442
United Breweries Ltd	131,290	2,480
Wipro Ltd	544,880	2,826
WNS Holdings Ltd ADR *	48,004	2,535
		110,871

Indonesia — 0.2%
Astra International Tbk PT	12,141,800	6,171
Indofood Sukses Makmur Tbk PT	16,893,900	8,497
Perusahaan Gas Negara Persero Tbk	26,335,200	4,755
		19,423

Ireland — 1.4%
Bank of Ireland Group	1,463,487	9,524
CRH PLC	545,509	17,283
ICON PLC *	512,658	71,762
Ryanair Holdings PLC ADR *	291,222	21,708
		120,277

Israel — 1.7%
Bank Hapoalim BM	1,917,123	13,202
Bank Leumi Le-Israel BM	3,321,961	21,977
Check Point Software Technologies Ltd *(A)	726,326	88,830
Israel Discount Bank Ltd, Cl A	2,586,045	9,143
Mizrahi Tefahot Bank Ltd	125,208	2,399
Nice Ltd *	18,711	2,200
Nice Ltd ADR *(A)	34,483	4,058
Teva Pharmaceutical Industries Ltd ADR *	421,600	7,096
		148,905

Italy — 1.5%
Atlantia SpA	14,324	349
Banco BPM SpA *	2,796,060	6,788
Buzzi Unicem SpA	378,403	7,411
Eni SpA	940,452	16,241
Hera SpA	1,648,377	5,500
Intesa Sanpaolo SpA	11,578,740	28,598
Italgas SpA	906,110	5,495
Leonardo	835,007	8,430
Maire Tecnimont SpA	111,739	456
Prysmian SpA	1,596,865	32,640
Recordati SpA	247,870	9,334

102	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saras SpA	2,884,241	$5,715
		126,957

Japan — 13.3%
Air Water Inc	258,300	4,121
Alps Alpine Co Ltd	218,000	4,283
Astellas Pharma Inc	319,000	4,925
Canon Marketing Japan Inc	51,500	969
Capcom Co Ltd	264,200	5,300
Chubu Electric Power Co Inc	304,900	4,800
Dai-ichi Life Holdings Inc	53,000	802
Daiichi Sankyo Co Ltd	57,700	2,160
Daito Trust Construction Co Ltd	146,800	20,354
Daiwa House Industry Co Ltd	628,700	19,456
Daiwa Securities Group Inc	3,041,600	15,451
Denso Corp	833,500	35,805
Dip Corp	39,000	688
Eisai Co Ltd	8,900	735
FANUC Corp	61,600	10,204
Fujitsu Ltd	338,200	22,813
Goldcrest Co Ltd	79,000	1,118
Haseko Corp	278,500	3,480
Hazama Ando Corp	79,400	560
Hitachi Ltd	1,057,800	31,690
Hoya Corp	103,600	6,333
Japan Airlines Co Ltd	396,900	14,493
Japan Exchange Group Inc	1,349,500	23,821
Japan Post Holdings Co Ltd	76,900	936
Japan Tobacco Inc	498,000	12,674
JXTG Holdings Inc	2,389,200	11,176
Kanematsu Corp	44,300	521
Kao Corp	461,276	34,907
KDDI Corp	1,389,842	33,566
Keyence Corp	5,800	3,383
Kobayashi Pharmaceutical Co Ltd	437,439	35,288
Konami Holdings Corp	86,600	3,575
K’s Holdings Corp	88,700	816
Medipal Holdings Corp	307,800	7,178
Mitsubishi Corp	1,310,347	36,949
Mitsubishi UFJ Financial Group Inc	7,979,300	41,337
Mitsui & Co Ltd	2,232,550	35,097
Mitsui Fudosan Co Ltd	1,155,000	27,365
Mixi Inc	219,600	5,334
Mizuho Financial Group Inc	1,713,800	2,697
Morinaga Milk Industry Co Ltd	75,400	2,411
NGK Spark Plug Co Ltd	417,800	8,880
NH Foods Ltd	114,000	4,163
Nidec Corp	166,000	20,094
Nihon Unisys Ltd	147,700	3,854
Nikon Corp	71,400	1,081
Nintendo Co Ltd	29,000	7,930
Nippon Telegraph & Telephone Corp	196,100	8,457

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nissan Tokyo Sales Holdings Co Ltd	86,600	$262
Nisshin Oillio Group Ltd/The	46,900	1,456
Nomura Holdings Inc	2,698,600	10,439
NTT Data Corp	122,600	1,340
NTT DOCOMO Inc	1,235,373	28,759
Obayashi Corp	441,000	4,298
Omron Corp	826,000	35,653
Ono Pharmaceutical Co Ltd	459,400	9,444
PALTAC CORPORATION	45,300	2,336
Panasonic Corp	1,151,900	10,606
PeptiDream Inc *	743,663	35,339
Recruit Holdings Co Ltd	1,073,881	30,040
Resona Holdings Inc	426,000	1,926
Round One Corp	340,500	4,429
SBI Holdings Inc/Japan	1,319,427	27,782
Secom Co Ltd	314,700	27,196
Shimano Inc	125,100	19,003
SMC Corp/Japan	55,500	19,319
SoftBank Group Corp	289,200	26,707
Sony Corp	1,530,400	73,427
Subaru	349,700	8,879
Sumitomo Mitsui Trust Holdings Inc	403,400	15,289
Suzuken Co Ltd/Aichi Japan	85,790	4,701
T&D Holdings Inc	108,200	1,299
Takeda Pharmaceutical Co Ltd	1,173,600	47,115
Terumo Corp	504,100	30,884
TIS Inc	294,500	13,704
Toho Holdings Co Ltd	118,000	2,987
Tokyo Electric Power Co Holdings Inc *	2,459,900	15,336
Toray Industries Inc	2,477,500	17,259
Tosoh Corp	630,700	9,309
Toyota Motor Corp	101,900	6,130
Toyota Tsusho Corp	522,800	16,602
Ube Industries Ltd	165,200	3,746
Zenkoku Hosho Co Ltd	47,000	1,729
		1,148,760

Malaysia — 0.3%
CIMB Group Holdings Bhd	7,706,400	11,086
Hong Leong Financial Group Bhd	140,200	679
Malayan Banking Bhd	422,500	990
Public Bank	1,664,300	10,232
Tenaga Nasional Bhd	1,971,345	6,506
		29,493

Mexico — 0.8%
Alfa SAB de CV, Cl A	769,615	876
Alpek SAB de CV, Cl A *	359,491	527
Fomento Economico Mexicano SAB de CV	4,571,916	41,485
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	288,196	1,643
Grupo Financiero Banorte SAB de CV, Ser O	3,604,000	19,635

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	103

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mexichem SAB de CV	1,400,634	$3,408
		67,574

Netherlands — 4.8%
Aegon NV	1,098,610	5,915
AerCap Holdings *	142,850	6,448
ASML Holding NV	230,361	42,264
ASR Nederland NV	354,707	15,647
Euronext NV (C)	517,747	31,630
EXOR NV	247,608	15,254
Heineken Holding NV	334,453	32,391
Heineken NV	243,495	24,566
IMCD NV	114,762	9,017
Koninklijke Ahold Delhaize NV	947,641	24,468
Koninklijke DSM NV	775,738	83,387
Koninklijke KPN NV	178,244	550
Koninklijke Philips NV	561,418	22,375
NN Group NV	491,111	21,419
OCI NV *	613,650	14,583
Royal Dutch Shell PLC, Cl A (A)	1,941,967	60,657
		410,571

Norway — 1.8%
Austevoll Seafood ASA	289,761	3,512
DNB ASA	2,280,850	43,768
Equinor ASA (A)	1,848,575	41,605
Equinor ASA ADR (A)	1,101,325	24,736
FLEX LNG Ltd *	2,028,100	2,492
Leroy Seafood Group ASA	162,264	1,225
Norsk Hydro ASA	4,848,525	20,106
Orkla ASA	1,121,017	8,843
Salmar ASA	116,513	5,592
Telenor ASA	28,376	554
		152,433

Panama — 0.2%
Copa Holdings SA, Cl A (A)	175,957	15,514

Peru — 0.2%
Credicorp Ltd	75,062	18,247

Poland — 0.2%
Grupa Lotos SA	49,760	1,253
Polski Koncern Naftowy ORLEN SA	479,960	12,944
Polskie Gornictwo Naftowe i Gazownictwo SA	842,504	1,543
		15,740

Portugal — 0.5%
Banco Comercial Portugues SA, Cl R *	49,782,269	13,661
Galp Energia SGPS SA, Cl B	1,744,137	28,659
		42,320

Qatar — 0.0%
United Development Co QSC	82,434	313

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Russia — 0.8%
Magnit PJSC GDR	624,533	$8,968
Mobile TeleSystems PJSC ADR	1,666,331	12,881
Novolipetsk Steel PJSC GDR	83,860	1,998
Sberbank of Russia PJSC ADR	2,713,416	34,623
Severstal PJSC GDR	82,356	1,273
Tatneft PJSC ADR	170,133	12,011
		71,754

Singapore — 0.8%
DBS Group Holdings Ltd	2,107,600	38,745
Jardine Cycle & Carriage Ltd	26,500	654
Keppel Corp Ltd	2,710,600	12,357
United Overseas Bank Ltd	1,068,403	19,784
Venture Corp Ltd	100,500	1,324
		72,864

South Africa — 0.7%
Barloworld Ltd	147,890	1,326
Clicks Group Ltd	350,370	4,502
Discovery Ltd	1,223,143	13,404
Investec PLC	365,384	2,380
MMI Holdings Ltd/South Africa *	1,003,395	1,113
MultiChoice Group Ltd *	80,914	605
Naspers Ltd, Cl N	80,914	17,526
Sasol Ltd	433,108	13,242
Standard Bank Group Ltd	390,734	5,385
Telkom SA SOC Ltd (A)	842,300	4,195
		63,678

South Korea — 2.5%
Aekyung Industrial	614,938	25,479
BNK Financial Group Inc	130,639	824
Daelim Industrial Co Ltd	13,337	1,110
E-MART	45,702	7,314
Hana Financial Group Inc	125,771	4,344
Hankook Tire Co Ltd	158,723	6,033
Industrial Bank of Korea	76,514	949
KB Financial Group Inc	127,650	5,034
Kia Motors Corp	229,801	7,468
Korea Gas Corp	30,796	1,372
Korean Air Lines Co Ltd	24,220	792
KT Corp ADR *	661,397	8,843
LF Corp	21,297	481
LG Display Co Ltd *	662,638	12,520
LG Electronics Inc	229,830	14,406
LG Uplus Corp	42,557	568
NAVER Corp	86,940	10,281
POSCO	8,861	2,072
Samsung Electronics Co Ltd	1,859,018	74,546
Samsung Securities Co Ltd	18,587	573
SK Hynix Inc	323,293	20,121
SK Innovation Co Ltd	19,984	3,340

104	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SK Telecom Co Ltd	39,185	$9,076
		217,546

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	366,648	16,274
Amadeus IT Group SA, Cl A	909,907	68,591
Banco Bilbao Vizcaya Argentaria SA	5,538,440	34,522
Bankinter SA	1,501,525	12,348
Ence Energia y Celulosa SA	288,002	2,076
Grifols SA	338,740	8,818
Industria de Diseno Textil SA	1,206,798	36,471
Repsol SA	691,925	11,917
		191,017

Sweden — 1.1%
Atlas Copco AB, Cl B	821,504	20,630
Axfood AB	34,014	630
Betsson AB	277,327	2,229
BillerudKorsnas	480,352	6,260
Elekta AB, Cl B	631,905	7,280
Epiroc AB, Cl B	1,504,079	14,140
ICA Gruppen AB	10,673	410
Oriflame Holding AG	169,476	3,470
Svenska Handelsbanken AB, Cl A	1,576,141	17,989
Swedish Match AB	67,028	3,144
Swedish Orphan Biovitrum AB *	372,263	8,094
Telefonaktiebolaget LM Ericsson, Cl B	1,109,300	10,160
		94,436

Switzerland — 5.2%
Cie Financiere Richemont SA	443,824	34,055
Credit Suisse Group AG	2,164,583	26,824
Credit Suisse Group AG ADR (A)	1,309,516	16,120
Idorsia Ltd *	1,405,839	24,061
Logitech International SA	210,370	7,925
Lonza Group AG	82,202	22,898
Nestle SA	778,513	70,615
Novartis AG	245,754	22,459
Novartis AG ADR (A)	356,961	32,566
Panalpina Welttransport Holding AG	34,477	5,385
Partners Group Holding AG	9,060	6,566
Roche Holding AG	421,559	117,344
SGS SA	5,695	14,549
Swiss Life Holding AG	80,641	35,213
Swiss Re AG	94,030	9,327
Zurich Insurance Group AG	9,070	3,005
		448,912

Taiwan — 1.7%
ASE Technology Holding Co Ltd	7,776,932	15,860
AU Optronics Corp	10,951,000	4,030
China Development Financial Holding Corp	5,251,000	1,698
China Petrochemical Development Corp *	4,041,000	1,440

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eva Airways Corp	953,563	$479
Holtek Semiconductor Inc	633,000	1,503
Hon Hai Precision Industry Co Ltd	5,790,480	13,670
Innolux Corp, Cl A	15,521,544	5,165
Radiant Opto-Electronics Corp	290,000	864
Sheng Yu Steel Co Ltd	170,764	114
Simplo Technology Co Ltd	611,000	4,339
Taiwan Business Bank	3,234,400	1,192
Taiwan Semiconductor Manufacturing Co Ltd	4,567,000	35,198
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,298,573	50,709
United Microelectronics Corp	2,321,000	864
Yuanta Financial Holding Co Ltd	20,685,000	11,717
		148,842

Thailand — 0.7%
Bangchak Corp PCL	1,247,200	1,306
Banpu PCL	13,172,400	6,814
Esso Thailand PCL	6,938,000	2,400
PTT Exploration & Production PCL	1,595,600	6,304
PTT PCL	4,093,000	6,299
Sea Ltd ADR *	1,179,271	25,354
Siam Commercial Bank PCL/The	1,312,200	5,580
Siamgas & Petrochemicals PCL	1,495,400	472
Thai Oil PCL	2,568,600	5,889
Thanachart Capital PCL	707,300	1,251
		61,669

Turkey — 0.3%
Akbank T.A.S.	909,583	1,172
Pegasus Hava Tasimaciligi AS *	244,408	1,352
Tekfen Holding AS	1,344,460	6,654
Trakya Cam Sanayii AS	1,043,910	753
Turkiye Garanti Bankasi AS	764,966	1,279
Turkiye Halk Bankasi AS	4,006,497	5,746
Turkiye Is Bankasi AS, Cl C	4,294,568	4,678
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	5,458
Yapi ve Kredi Bankasi AS *	1,744,300	703
		27,795

United Arab Emirates — 0.0%
Aldar Properties PJSC	1,179,447	571
Emaar Properties PJSC	566,383	756
		1,327

United Kingdom — 7.9%
3i Group PLC	187,534	2,359
Abcam PLC	348,975	5,965
Anglo American PLC	249,900	6,659
ASOS PLC *(A)	325,137	13,822
Associated British Foods PLC	935,684	27,915
AstraZeneca PLC	77,970	6,367
Babcock International Group PLC	242,605	1,746
BAE Systems PLC	1,203,146	7,457

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	105

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barclays PLC	8,947,525	$19,537
Barratt Developments PLC	111,363	887
BHP Group PLC	255,410	5,932
boohoo Group PLC *	4,811,929	11,213
BP PLC	2,513,270	17,865
BP PLC ADR (A)	324,455	13,838
British American Tobacco PLC	433,242	15,896
Britvic PLC	497,040	6,076
BT Group PLC, Cl A	117,037	334
Burberry Group PLC	1,611,568	40,502
Coca-Cola European Partners PLC	33,195	1,565
Coca-Cola HBC AG	40,113	1,353
Diageo PLC	872,591	33,815
Drax Group PLC	192,489	934
Evraz PLC	613,062	4,604
Experian PLC	784,689	20,493
Ferrexpo PLC	2,429,432	8,398
Fiat Chrysler Automobiles NV	99,854	1,476
Fresnillo PLC	230,743	2,639
Games Workshop Group PLC	12,005	500
Greencore Group PLC (A)	1,029,377	2,684
Greene King PLC	156,025	1,370
Greggs PLC	28,232	672
GVC Holdings PLC	1,055,500	9,217
Hargreaves Lansdown PLC	795,951	18,442
Howden Joinery Group PLC	1,405,622	9,212
HSBC Holdings PLC	3,011,407	24,550
Inchcape PLC	92,034	692
Indivior PLC *	1,184,750	1,692
International Consolidated Airlines Group SA	1,492,954	11,895
Investec PLC	463,981	3,041
ITV PLC	6,914,473	12,057
JD Sports Fashion PLC	550,517	3,410
John Wood Group PLC	2,108,811	14,597
Johnson Matthey PLC	208,318	8,570
Just Eat PLC *	2,176,851	21,612
Kingfisher PLC	4,135,072	13,316
Kingspan Group PLC	424,564	20,044
Man Group PLC	5,368,476	9,865
Mondi PLC	92,773	2,133
Pagegroup PLC	174,952	1,048
Pearson PLC	61,254	689
Prudential PLC	1,049,494	22,195
QinetiQ Group PLC	1,146,362	4,678
RELX PLC	899,055	20,670
Rio Tinto PLC	1,326,333	76,494
Rio Tinto PLC ADR (A)	400,533	23,311
Royal Dutch Shell PLC, Cl A	120,089	3,753
Smiths Group PLC	906,214	17,243
SSP Group PLC	398,631	3,521
St James’s Place PLC	776,842	10,048
Tate & Lyle PLC	196,882	1,820

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TUI AG	44,237	$471
Unilever NV	492,565	26,679
Vodafone Group PLC	1,851,645	3,307
		685,145

United States — 3.4%
Accenture PLC, Cl A	207,415	33,473
Atlassian Corp PLC, Cl A *	103,293	11,102
BioMarin Pharmaceutical Inc *	226,468	21,120
Carnival Corp, Cl A	446,137	25,769
Core Laboratories NV (A)	228,189	14,789
Equinix Inc	102,353	43,346
Everest Re Group Ltd	103,423	23,385
IHS Markit Ltd *	604,378	32,135
Magna International Inc, Cl A	175,560	9,257
Medtronic PLC	379,223	34,320
Nomad Foods Ltd *	250,413	5,033
PriceSmart Inc (A)	89,325	5,776
Sensata Technologies Holding PLC *	323,488	16,410
Spotify Technology SA *(A)	125,136	17,537
		293,452

Total Common Stock (Cost $6,841,506) ($ Thousands)		7,866,904

PREFERRED STOCK — 0.5% (D)

Brazil — 0.3%
Banco Bradesco SA *	471,900	5,440
Cia de Transmissao de Energia Eletrica Paulista	88,033	1,805
Itau Unibanco Holding SA ADR	1,281,931	12,050
Petroleo Brasileiro SA	851,400	6,114
Telefonica Brasil SA	97,400	1,220
		26,629

Germany — 0.1%
Henkel AG & Co KGaA	95,087	9,511

Spain — 0.1%
Grifols SA	182,632	3,498

Total Preferred Stock (Cost $41,207) ($ Thousands)		39,638

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.
2.470% **†(E)	304,176,012	304,178

Total Affiliated Partnership (Cost $304,163) ($ Thousands)		304,178

106	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	355,147,679	$355,148

Total Cash Equivalent (Cost $355,148) ($ Thousands)		355,148

Total Investments in Securities — 99.1% (Cost $7,542,024) ($ Thousands)		$8,565,868

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	3,812	Mar-2019	$134,300	$143,158	$8,849
FTSE 100 Index	615	Mar-2019	53,890	57,878	2,222
Hang Seng Index	423	Mar-2019	77,668	77,236	(422)
S&P TSX 60 Index	319	Mar-2019	42,306	46,137	3,167
SPI 200 Index	381	Mar-2019	38,794	41,669	2,780
Topix Index	605	Mar-2019	84,870	87,282	2,751

			$431,828	$453,360	$19,347

Percentages are based on Net Assets of $8,642,444 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019. The total market value of securities on loan at February 28, 2019 was $292,024 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $48,064 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

(D)	There is currently no rate available.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2019 was $304,178 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,866,904	$–	$–	$7,866,904
Preferred Stock	36,140	3,498	–	39,638
Affiliated Partnership	–	304,178	–	304,178
Cash Equivalent	355,148	–	–	355,148

Total Investments in Securities	$8,258,192	$307,676	$–	$8,565,868

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$19,769	$—	$—	$19,769
Unrealized Depreciation	(422)	—	—	(422)

Total Other Financial Instruments	$19,347	$—	$—	$19,347

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	107

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Equity Ex-US Fund (Continued)

The following is a summary of transactions with affiliates for the period ended February 28, 2019 ($ Thousands).

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2019	Income
SEI Liquidity Fund, L.P.	$359,951	$1,550,616	$(1,606,375)	$–	$(14)	$304,178	$2,386
SEI Daily Income Trust, Government Fund, CI F	198,759	606,129	(449,740)	–	–	355,148	3,461

Totals	$558,710	$2,156,745	$(2,056,115)	$ -	$(14)	$659,326	$5,847

108	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.1%

Argentina — 1.0%
MercadoLibre Inc	2,335	$1,071
Ternium SA ADR	1,099	32
		1,103

Australia — 2.5%
Australian Ethical Investment Ltd	6,000	8
BGP Holdings *(A)	4,500	–
BHP Group Ltd	21,727	575
BHP Group Ltd ADR	6,000	317
BlueScope Steel Ltd	19,587	188
Cochlear Ltd	3,707	450
Fortescue Metals Group Ltd	69,392	299
Goodman Group	43,930	400
Jumbo Interactive Ltd	6,316	47
Macquarie Telecom Group Ltd	1,744	24
Midway Ltd	9,210	24
MyState Ltd	9,435	31
OM Holdings Ltd	52,304	49
People Infrastructure Ltd	9,634	17
Regional Express Holdings Ltd	16,562	18
Rhipe Ltd	13,381	15
Ruralco Holdings Ltd	7,455	24
South32 Ltd	131,429	366
		2,852

Austria — 1.6%
AT&S Austria Technologie & Systemtechnik AG	859	16
Erste Group Bank AG	17,564	665
Kapsch TrafficCom AG	3,230	125
OMV AG	7,716	407
Schoeller-Bleckmann Oilfield Equipment AG	4,074	316
Strabag SE	889	30
voestalpine AG	9,102	282
		1,841

Brazil — 1.5%
Atacadao Distribuicao Comercio e Industria
Ltda	38,200	202
Banco Bradesco SA ADR	43,016	494
Cia Siderurgica Nacional SA	22,600	79
JBS SA	126,700	457
Kroton Educacional SA	61,900	180
Porto Seguro SA	4,700	70
Tegma Gestao Logistica SA	8,200	60
Trisul SA	70,600	90
		1,632

Canada — 5.7%
Absolute Software Corp	18,900	132
Amerigo Resources Ltd *	17,500	15
Bank of Montreal	7,700	600
Canada Goose Holdings Inc *	2,595	148
Canadian Imperial Bank of Commerce	5,900	500

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canfor Pulp Products Inc	1,200	$14
Cogeco Inc	3,731	207
Constellation Software Inc/Canada	646	551
Corus Entertainment Inc, Cl B	2,817	13
Empire Co Ltd, Cl A	10,000	232
Fairfax Financial Holdings Ltd	1,111	550
Magna International Inc, Cl A	8,366	441
Nutrien Ltd	5,970	325
Points International Ltd *	4,300	52
Ritchie Bros Auctioneers Inc	5,423	203
Rogers Communications Inc, Cl B	9,900	547
Royal Bank of Canada	8,700	679
Sylogist Ltd, Cl A	1,000	10
Tencent Music Entertainment Group ADR *	8,899	160
Toronto-Dominion Bank/The	16,700	957
Transat AT Inc, Cl B *	14,862	62
		6,398

Chile — 0.3%
Cia Cervecerias Unidas SA ADR	1,474	42
Enel Americas SA ADR	3,988	35
Sociedad Quimica y Minera de Chile SA ADR	7,597	313
		390

China — 2.7%
Agricultural Bank of China Ltd, Cl H	488,000	234
Alibaba Group Holding Ltd ADR *	4,609	844
ANTA Sports Products Ltd	55,000	322
Baidu Inc ADR *	1,228	200
BYD Co Ltd, Cl H	53,000	339
China Life Insurance Co Ltd, Cl H	159,000	437
Jiangnan Group Ltd *	260,000	14
Leju Holdings Ltd ADR *	9,831	17
Ping An Insurance Group Co of China Ltd, Cl H	28,500	300
Sinopharm Group Co Ltd, Cl H	60,400	268
Weichai Power Co Ltd, Cl H	51,000	71
		3,046

Colombia — 0.5%
Bancolombia SA ADR, Cl R	9,305	450
Ecopetrol SA ADR	6,912	140
		590

Czech Republic — 0.2%
Komercni banka as	5,567	234

Denmark — 1.6%
Arkil Holding A/S, Cl B	44	7
DSV A/S	5,650	471
H Lundbeck A/S ADR	1,168	54
Novo Nordisk A/S, Cl B	16,356	803
Novozymes A/S, Cl B	5,505	250

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	109

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vestas Wind Systems A/S	3,040	$253
		1,838

Finland — 1.8%
Alma Media OYJ	2,090	15
Kone OYJ, Cl B	8,281	405
Marimekko OYJ	2,134	62
Neste OYJ	5,064	487
Orion OYJ, Cl B	909	33
Sampo Oyj, Cl A	4,773	230
Scanfil Oyj	4,589	23
UPM-Kymmene OYJ	14,606	441
Valmet OYJ	12,290	306
		2,002

France — 4.7%
Airbus SE	1,360	176
Burelle SA	67	72
Capgemini SE	3,469	416
Carrefour SA	655	13
CNP Assurances	12,560	291
Criteo SA ADR *	4,451	121
Danone SA	3,648	276
Edenred	20,283	901
Electricite de France SA	8,202	119
EssilorLuxottica SA	5,051	612
Esso SA Francaise	594	23
IDI SCA	368	18
Kering SA	375	205
Legrand SA	4,879	322
L’Oreal SA	71	18
Peugeot SA	12,041	307
Safran SA	5,421	740
Societe Generale SA	6,802	209
Sodexo SA	3,982	438
Vetoquinol SA	206	14
		5,291

Germany — 5.1%
Allianz SE	1,720	383
AUDI AG	30	28
BASF SE	1,957	149
Continental AG	3,004	493
Deutsche Boerse AG	4,979	630
Deutsche Lufthansa AG	15,919	407
Deutsche Telekom AG	23,393	386
E.ON SE	30,570	337
Eckert & Ziegler AG	3,139	304
IVU Traffic Technologies AG	3,622	26
Logwin AG	58	10
Merck KGaA	4,208	435
MTU Aero Engines AG	1,490	320
Nemetschek SE	1,220	178

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SAP SE	8,911	$956
Scout24 AG	8,153	430
Vonovia SE	6,474	314
		5,786

Greece — 0.2%
Athens Water Supply & Sewage Co SA	3,143	20
Motor Oil Hellas Corinth Refineries SA	7,938	194
		214

Hong Kong — 4.3%
AIA Group Ltd	77,200	772
Allied Group Ltd	2,000	12
Anhui Conch Cement Co Ltd, Cl H	124,500	712
Beijing Chunlizhengda Medical Instruments
Co Ltd, Cl H	12,400	22
Build King Holdings Ltd	380,000	52
Changan Minsheng APLL Logistics Co Ltd,
Cl H	10,000	5
China All Access Holdings Ltd	282,000	19
China Aoyuan Group Ltd	100,000	79
China Construction Bank Corp, Cl H	264,000	235
CITIC Ltd	11,000	17
Clear Media Ltd	13,000	11
CLP Holdings Ltd	11,500	136
CNOOC Ltd	28,000	48
Dongfang Electric Corp Ltd, Cl H	215,200	167
FSE Services Group Ltd	38,000	17
Guangnan Holdings Ltd	80,000	9
Hailan Holdings Ltd *	12,000	7
Henan Jinma Energy Co Ltd, Cl H	96,000	57
Hong Kong Exchanges & Clearing Ltd	20,700	714
Industrial & Commercial Bank of China Ltd,
Cl H	730,000	562
Le Saunda Holdings Ltd	56,000	6
Lion Rock Group Ltd	150,180	27
Luzheng Futures Co Ltd, Cl H	59,000	10
Midland Holdings Ltd	56,000	13
Shanghai Fosun Pharmaceutical Group Co
Ltd, Cl H	71,500	254
Tencent Holdings Ltd	15,500	663
Time Watch Investments Ltd	292,000	42
Top Spring International Holdings Ltd	32,000	11
Xinyi Glass Holdings Ltd	144,000	165
		4,844

Hungary — 0.2%
OTP Bank Nyrt	4,470	189

India — 2.1%
HDFC Bank Ltd ADR	4,354	440
Housing Development Finance Corp Ltd	16,272	421
ICICI Bank Ltd ADR	44,611	440
Infosys Ltd ADR	42,711	458

110	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Industries Ltd GDR	7,740	$268
Tata Consultancy Services Ltd	8,020	224
United Breweries Ltd	4,535	86
		2,337

Indonesia — 0.7%
Adira Dinamika Multi Finance Tbk PT	25,000	19
Astra Graphia Tbk PT	279,200	28
Astra International Tbk PT	419,900	213
Blue Bird Tbk PT	92,900	20
Hexindo Adiperkasa Tbk PT	41,100	9
Indofood Sukses Makmur Tbk PT	365,300	184
Lippo Cikarang Tbk PT *	61,000	12
Mandala Multifinance Tbk PT	346,200	25
Mitrabara Adiperdana Tbk PT	239,326	51
Panin Financial Tbk PT *	1,679,800	53
Perusahaan Gas Negara Persero Tbk	913,500	165
Polychem Indonesia Tbk PT *	696,900	17
		796

Ireland — 2.1%
CRH PLC	11,178	354
ICON PLC *	11,027	1,543
Ryanair Holdings PLC ADR *	6,046	451
		2,348

Israel — 1.5%
Bank Hapoalim BM ADR	1,415	48
Check Point Software Technologies Ltd *	8,092	990
Dor Alon Energy in Israel 1988 Ltd	2,887	40
FIBI Holdings Ltd	3,147	90
Israel Discount Bank Ltd ADR	1,349	48
Israel Discount Bank Ltd, Cl A	48,855	173
Kamada Ltd *	3,447	21
Nice Ltd *	2,464	290
		1,700

Italy — 1.1%
Banco BPM SpA *	96,990	235
DeA Capital SpA	14,783	23
Enel SpA	32,018	194
Italgas SpA	31,510	191
Moncler SpA	5,170	199
Prysmian SpA	16,652	340
Servizi Italia SpA	6,330	29
		1,211

Japan — 10.5%
Aichi Electric Co Ltd	1,200	31
Ainavo Holdings Co Ltd	5,700	49
Aiphone Co Ltd	2,400	37
Air Water Inc	8,500	136
Aoki Super Co Ltd	500	12
Astellas Pharma Inc	11,100	171
Chubu Electric Power Co Inc	10,600	167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dai-ichi Life Holdings Inc	8,900	$135
Daiichi Sankyo Co Ltd	8,900	333
Densan Co Ltd	800	16
Denso Corp	17,800	765
FANUC Corp	1,300	215
Fujii Sangyo Corp	1,000	11
Fujitsu Ltd	6,500	439
Gakken Holdings Co Ltd	1,600	84
Hashimoto Sogyo Holdings Co Ltd	800	11
Himacs Ltd	700	12
Hitachi Ltd	10,800	324
Hokuriku Gas Co Ltd	700	19
Honda Motor Co Ltd	7,300	207
Housecom Corp	1,200	14
Japan Exchange Group Inc	28,500	503
JBCC Holdings Inc	8,300	119
Kakiyasu Honten Co Ltd	3,098	64
Kanefusa Corp	2,300	20
KDDI Corp	20,100	485
Keyence Corp	200	117
Koike Sanso Kogyo Co Ltd	400	8
Marubeni Corp	27,500	196
Maruzen Co Ltd/Taito ward	2,000	41
Minori Solutions Co Ltd	2,400	36
Mitsubishi Corp	8,300	234
NH Foods Ltd	4,000	146
Nidec Corp	3,400	412
Nippon Telegraph & Telephone Corp	7,370	318
NJS Co Ltd	2,800	37
NTT Data Corp	2,700	30
NTT DOCOMO Inc	15,400	359
Obayashi Corp	15,300	149
Okinawa Cellular Telephone Co	700	24
PCA Corp	1,000	23
Sankyo Frontier Co Ltd	1,000	35
Sato Shoji Corp	1,300	11
Secom Co Ltd	6,800	588
Shimano Inc	2,600	395
SMC Corp/Japan	1,100	383
SoftBank Group Corp	8,900	822
Sony Corp	16,000	768
Sumitomo Mitsui Financial Group Inc	8,200	290
Sumitomo Mitsui Trust Holdings Inc	18,400	697
Takeda Pharmaceutical Co Ltd	2,600	104
TECHNO ASSOCIE Co Ltd	1,600	16
Techno Medica Co Ltd	1,800	34
TIS Inc	500	23
Tokio Marine Holdings Inc	6,300	307
Toray Industries Inc	53,600	373
Tottori Bank Ltd/The	1,600	20
Toyota Tsusho Corp	10,400	330
Tsubakimoto Kogyo Co Ltd	2,700	95

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	111

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamae Hisano Co Ltd	3,600	$41
		11,841

Malaysia — 0.5%
AFFIN Bank Bhd	40,600	23
Allianz Malaysia Bhd	19,700	69
Apex Healthcare Bhd	20,400	45
Batu Kawan Bhd	4,618	19
Deleum Bhd	27,500	7
Gabungan AQRS Bhd	137,400	37
Hong Leong Bank Bhd	28,200	148
I-Bhd	91,600	10
Kenanga Investment Bank Bhd	298,800	42
Magni-Tech Industries Bhd	10,700	12
Malaysian Pacific Industries Bhd	9,448	23
MKH Bhd	36,700	11
Mulpha International Bhd *	20,300	12
Petron Malaysia Refining & Marketing Bhd	28,348	46
Ranhill Holdings Bhd	97,000	32
Tong Herr Resources Bhd	32,800	30
Tropicana Corp Bhd	87,300	19
		585

Mexico — 0.5%
Bio Pappel SAB de CV *	16,386	23
Cia Minera Autlan SAB de CV	12,516	8
Credito Real SAB de CV SOFOM ER	37,307	37
Grupo Comercial Chedraui SA de CV	59,368	117
Grupo Financiero Banorte SAB de CV, Ser O	68,300	372
Mexichem SAB de CV	6,898	17
		574

Netherlands — 2.2%
ASML Holding NV	2,276	418
EXOR NV	4,832	298
Heineken Holding NV	4,201	407
Heineken NV	5,265	531
IMCD NV	2,381	187
KAS Bank NV	3,730	53
Koninklijke Ahold Delhaize NV	20,110	519
Koninklijke Philips NV	814	32
SNS Reaal *(A)	1,762	–
		2,445

Norway — 2.2%
DNB ASA	34,114	655
Equinor ASA	37,960	854
Equinor ASA ADR	23,725	533
FLEX LNG Ltd *	70,350	86
Norsk Hydro ASA	64,601	268
SpareBank 1 BV	4,160	19
Sparebanken More	290	10
Sparebanken Sor	1,278	14
		2,439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Panama — 0.3%
Copa Holdings SA, Cl A	3,599	$317

Peru — 0.4%
Corp Aceros Arequipa SA	49,800	12
Credicorp Ltd	1,524	370
Empresa Siderurgica del Peru SAA *	50,198	11
		393

Philippines — 0.1%
Top Frontier Investment Holdings Inc *	11,780	65

Poland — 0.3%
Agora SA	6,025	19
Amica SA	741	28
Dom Development SA	1,544	30
Globe Trade Centre SA	1,983	5
Polski Koncern Naftowy ORLEN SA	7,067	190
Stalprodukt SA	408	35
Zespol Elektrowni Patnow Adamow Konin SA	8,475	17
		324

Portugal — 0.1%
NOS SGPS SA	20,211	121

Qatar — 0.1%
Ooredoo QPSC	7,839	144

Russia — 0.5%
Magnit PJSC GDR	13,228	190
Sberbank of Russia PJSC ADR	22,376	286
Severstal PJSC GDR	3,901	60
		536

Singapore — 1.6%
Boustead Singapore Ltd	75,900	46
DBS Group Holdings Ltd	42,800	787
Delong Holdings Ltd	6,600	28
Dutech Holdings Ltd	31,100	5
Great Eastern Holdings Ltd	1,300	26
Hong Leong Finance Ltd	12,900	26
Micro-Mechanics Holdings Ltd	25,100	32
Oversea-Chinese Banking Corp Ltd	8,200	67
Riverstone Holdings Ltd/Singapore	30,500	25
Sing Investments & Finance Ltd	21,700	25
Sinostar PEC Holdings Ltd	151,800	20
Stamford Land Corp Ltd	142,800	52
Tiong Seng Holdings Ltd	31,000	6
United Industrial Corp Ltd	98,000	210
United Overseas Bank Ltd	22,474	416
		1,771

South Africa — 1.3%
African Rainbow Minerals Ltd	19,719	235
ArcelorMittal South Africa Ltd *	85,493	21
Clicks Group Ltd	12,180	156

112	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Combined Motor Holdings Ltd	9,481	$14
Discovery Ltd	25,497	279
Hulamin Ltd	53,612	17
Metair Investments Ltd	19,199	27
MiX Telematics Ltd ADR	761	15
MultiChoice Group Ltd *	1,679	13
Naspers Ltd, Cl N	1,679	364
Standard Bank Group Ltd	25,251	348
		1,489

South Korea — 2.4%
Daewon Co Ltd	3,642	42
Geumhwa PSC Co Ltd *	567	16
Huneed Technologies *	3,433	29
Korea Airport Service Co Ltd *	970	38
Korea Electronic Power Industrial Development Co Ltd *	8,597	29
LG Electronics Inc	4,087	256
Maeil Holdings Co Ltd *	1,888	19
MegaStudy Co Ltd *	2,031	20
MegaStudyEdu Co Ltd *	1,680	50
Moorim Paper Co Ltd	14,643	44
NAVER Corp	1,890	224
RedcapTour Co Ltd	1,976	29
Samsung Electronics Co Ltd	37,330	1,497
SK Hynix Inc	6,279	391
		2,684

Spain — 1.9%
Amadeus IT Group SA, Cl A	10,832	816
Bankinter SA	31,226	257
Cia de Distribucion Integral Logista Holdings SA	10,279	259
Grifols SA	7,096	185
Industria de Diseno Textil SA	11,945	361
Telefonica SA ADR	34,320	297
		2,175

Sweden — 2.4%
AddNode Group AB, Cl B	1,090	15
Atlas Copco AB, Cl B	17,425	438
Betsson AB	13,691	110
Biotage AB	32,729	447
Elekta AB, Cl B	19,530	225
Eolus Vind AB, Cl B	4,504	24
Epiroc AB, Cl B *	31,573	297
Lundin Petroleum AB	8,558	280
Medcap AB *	11,357	96
Svenska Handelsbanken AB, Cl A	33,266	380
Swedish Orphan Biovitrum AB *	16,422	357
		2,669

Switzerland — 5.2%
Cie Financiere Richemont SA	3,430	263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CPH Chemie & Papier Holding AG	219	$19
Credit Suisse Group AG	22,065	273
Credit Suisse Group AG ADR	28,210	347
Glarner Kantonalbank	757	23
Highlight Communications AG	1,314	7
Logitech International SA	7,310	275
Nestle SA	11,706	1,062
Novartis AG	3,690	337
Novartis AG ADR	7,690	702
Panalpina Welttransport Holding AG	715	112
Partners Group Holding AG	310	225
Roche Holding AG	6,043	1,682
SGS SA	117	299
STMicroelectronics NV	1,547	25
Swiss Life Holding AG	340	149
		5,800

Taiwan — 2.5%
ASE Technology Holding Co Ltd	168,137	343
DA CIN Construction Co Ltd	43,000	28
Founding Construction & Development Co Ltd	19,000	10
Hon Hai Precision Industry Co Ltd	125,441	296
Hsing TA Cement Co	45,600	21
Li Ming Development Construction Co Ltd	11,000	15
Shanghai Commercial & Savings Bank Ltd/ The	14,645	23
Taiwan Semiconductor Manufacturing Co Ltd	106,000	817
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,325	911
Transart Graphics Co Ltd	9,000	15
Yuanta Financial Holding Co Ltd	542,000	307
		2,786

Thailand — 1.2%
Fabrinet *	5,980	350
Inoue Rubber Thailand PCL	2,000	1
Nava Nakorn PCL	422,400	24
PTT Exploration & Production PCL	124,200	491
PTT PCL	257,000	395
Thai Rayon PCL	35,400	45
Thai Stanley Electric PCL	6,600	48
		1,354

Turkey — 0.4%
Akbank T.A.S.	96,331	124
AvivaSA Emeklilik ve Hayat AS	8,689	14
Celebi Hava Servisi AS	5,056	60
KOC Holding AS	45,937	160
TAV Havalimanlari Holding AS	12,054	63
		421

United Kingdom — 10.2%
Anglo American PLC	8,680	231

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	113

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASOS PLC *	6,745	$287
AstraZeneca PLC	2,700	220
Barclays PLC	193,451	422
BHP Group PLC	8,880	206
boohoo Group PLC *	101,920	238
BP PLC ADR	9,714	414
Britvic PLC	17,240	211
Burberry Group PLC	8,135	204
CML Microsystems PLC	1,310	5
Coca-Cola European Partners PLC	8,756	413
Computacenter PLC	3,566	53
Dart Group PLC	1,666	18
Diageo PLC	18,798	728
Evraz PLC	34,681	260
Exillon Energy PLC *	4,819	4
Experian PLC	15,852	414
Ferrexpo PLC	34,735	120
Fiat Chrysler Automobiles NV	15,600	231
Gem Diamonds Ltd	8,900	12
Hargreaves Lansdown PLC	16,518	383
Howden Joinery Group PLC	29,227	192
HSBC Holdings PLC	102,697	837
Indivior PLC *	17,994	26
International Consolidated Airlines Group SA	25,167	201
ITV PLC	149,495	261
Judges Scientific PLC	1,210	45
Just Eat PLC *	45,843	455
K3 Capital Group PLC	6,215	19
Kingspan Group PLC	8,836	417
London Stock Exchange Group PLC	2,227	134
Magnitogorsk Iron & Steel Works PJSC GDR	2,993	26
Morses Club PLC	4,876	11
NWF Group PLC	7,826	17
Oxford Metrics PLC	10,674	12
Pagegroup PLC	2,389	14
Prudential PLC	21,779	461
RELX PLC	19,438	447
Rio Tinto PLC	16,614	958
Rio Tinto PLC ADR	8,628	502
Robert Walters PLC	2,187	15
Softcat PLC	7,706	78
Sopheon PLC	2,598	37
St James’s Place PLC	16,255	210
SThree PLC	337	1
Tesco PLC	52,683	158
Unilever NV	12,353	669
Vitec Group PLC/The	3,492	56
Vodafone Group PLC	89,401	160
		11,493

United States — 1.9%
Atlassian Corp PLC, Cl A *	2,683	288

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carnival Corp, Cl A	9,611	$555
Core Laboratories NV	4,916	319
Everest Re Group Ltd	2,228	504
PriceSmart Inc	1,958	126
Spotify Technology SA *	2,597	364
		2,156

Total Common Stock (Cost $91,934) ($ Thousands)		101,224

PREFERRED STOCK — 0.7%

Brazil — 0.5%
Banco Bradesco SA (B)	16,300	188
Banco do Estado do Rio Grande do Sul SA (B)	12,700	84
Centrais Eletricas Santa Catarina (B)	7,400	106
Itau Unibanco Holding SA ADR (B)	27,466	258
		636

Germany — 0.1%
KSB SE & Co KGaA (B)	237	77

Spain — 0.1%
Grifols SA (B)	3,912	75

Total Preferred Stock (Cost $733) ($ Thousands)		788

CASH EQUIVALENT — 6.8%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	7,675,295	7,675

Total Cash Equivalent (Cost $7,675) ($ Thousands)		7,675

Total Investments in Securities — 97.6% (Cost $100,342) ($ Thousands)		$109,687

114	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	68	Mar-2019	$2,344	$2,554	$206
FTSE 100 Index	10	Mar-2019	916	941	5
Hang Seng Index	8	Mar-2019	1,471	1,461	(10)
S&P TSX 60 Index	7	Mar-2019	1,003	1,012	6
SPI 200 Index	7	Mar-2019	757	766	10
TOPIX Index	9	Mar-2019	1,293	1,298	17

			$7,784	$8,032	$234

Percentages are based on Net Assets of $112,388 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$101,224	$–	$–	$101,224
Preferred Stock	788	–	–	788
Cash Equivalent	7,675	–	–	7,675

Total Investments in Securities	$109,687	$–	$–	$109,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$244	$—	$—	$244
Unrealized Depreciation	(10)	—	—	(10)

Total Other Financial Instruments	$234	$—	$—	$234

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2019 ($ Thousands).

Security Description	Value 05/31/2018	Purchases at Cost	Proceeds from Sales	Value 02/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$4,361	$13,598	$(10,284)	$7,675	$59

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	115

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Australia — 0.5%
Accent Group Ltd	40,567	$44
Aristocrat Leisure Ltd	477	8
Beach Energy Ltd	230,228	341
BHP Group Ltd	2,838	75
Coca-Cola Amatil Ltd	131,200	744
Computershare Ltd	2,282	28
CSL Ltd	775	107
Dexus ‡	12,687	108
Fortescue Metals Group Ltd	191,663	826
Goodman Group	20,281	185
GPT Group/The ‡	19,407	81
Inghams Group Ltd	30,197	87
Macquarie Group Ltd	1,357	124
Magellan Financial Group Ltd	13,990	347
Metcash Ltd	16,048	30
Mirvac Group ‡	5,821	11
Newcrest Mining Ltd	1,322	23
Northern Star Resources Ltd	69,289	456
NRW Holdings Ltd	39,355	67
Regis Resources Ltd	21,084	80
Rio Tinto Ltd	5,241	358
Santos Ltd	519	3
Saracen Mineral Holdings Ltd *	103,608	191
St Barbara Ltd	67,056	213
Stockland ‡	220,600	549
Vicinity Centres ‡	18,980	33
Washington H Soul Pattinson & Co Ltd	12,881	270
		5,389

Austria — 0.2%
DO & CO AG	901	76
Oesterreichische Post AG	12,800	508
Raiffeisen Bank International AG	36,512	932
Verbund AG, Cl A	928	45
Vienna Insurance Group AG Wiener
Versicherung Gruppe	18,700	451
		2,012

Belgium — 0.1%
Ageas	14,400	710
Colruyt SA	8,963	640
Orange Belgium SA	4,121	84
UCB SA	785	66
		1,500

Brazil — 0.2%
Atacadao Distribuicao Comercio e Industria Ltda *	47,200	249
IRB Brasil Resseguros SA	600	14
Lojas Renner SA	4,000	46
Magazine Luiza SA	8,287	381
Petrobras Distribuidora SA	45,200	294
Petroleo Brasileiro SA *	17,100	135

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suzano Papel e Celulose SA	35,159	$450
Vale SA *	25,261	317
		1,886

Canada — 2.0%
Alimentation Couche-Tard Inc, Cl B	1,100	62
Badger Daylighting Ltd	4,400	128
Bausch Health Cos Inc *	4,600	109
CAE Inc	200	4
Canaccord Genuity Group Inc	13,534	66
Canada Goose Holdings Inc *	6,387	364
Canadian Imperial Bank of Commerce	10,400	882
Canadian National Railway Co	81,469	6,985
Canadian Pacific Railway Ltd	800	165
Canadian Tire Corp Ltd, Cl A	8,500	937
Canopy Growth Corp *	1,800	85
CGI Inc, Cl A *	3,500	234
Colliers International Group Inc	3,260	223
Constellation Software Inc/Canada	200	171
Empire Co Ltd, Cl A	23,435	544
Enerflex Ltd	10,800	164
Fairfax Financial Holdings Ltd	2,100	1,039
FirstService Corp	4,401	382
George Weston Ltd	2,403	171
Gibson Energy Inc	17,320	280
Husky Energy Inc	300	3
Kirkland Lake Gold Ltd	22,330	816
Labrador Iron Ore Royalty Corp	7,500	187
Loblaw Cos Ltd	18,400	916
Lululemon Athletica Inc *	14,767	2,221
Methanex Corp	300	17
Metro Inc, Cl A	1,600	60
Parkland Fuel Corp	15,369	430
RioCan Real Estate Investment Trust ‡	2,500	48
Rogers Communications Inc, Cl B	22,518	1,243
Shopify Inc, Cl A *	100	19
TELUS Corp	29,400	1,067
TFI International Inc	11,706	360
Thomson Reuters Corp	1,500	81
Toromont Industries Ltd	9,183	478
Toronto-Dominion Bank/The	18,800	1,077
WSP Global Inc	100	5
		22,023

China — 0.2%
Anhui Conch Cement Co Ltd, Cl A	7,600	40
Autohome Inc ADR *	6,723	632
Bank of Communications Co Ltd, Cl H	75,000	63
China Telecom Corp Ltd, Cl H	2,294,000	1,242
Huaxin Cement Co Ltd, Cl B	26,000	52
Kunlun Energy Co Ltd	34,000	37
Shenzhou International Group Holdings Ltd	12,000	150
Sinopharm Group Co Ltd, Cl H	8,000	36

116	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zhuzhou CRRC Times Electric Co Ltd, Cl H	6,600	$37
		2,289

Colombia — 0.1%
Ecopetrol SA	643,121	652

Czech Republic — 0.0%
Philip Morris CR AS	58	37

Denmark — 0.5%
Carlsberg A/S, Cl B	21,000	2,547
Chr Hansen Holding A/S	1,234	126
Coloplast A/S, Cl B	657	66
H Lundbeck A/S	838	38
Orsted A/S	460	33
Pandora A/S	30,515	1,603
Scandinavian Tobacco Group A/S	38,900	514
Tryg A/S	861	24
		4,951

Finland — 0.5%
DNA OYJ	6,691	135
Elisa OYJ, Cl A	223	9
Fortum OYJ	6,438	143
Metso OYJ	105,700	3,588
Neste OYJ	17,810	1,714
Nokia OYJ	5,686	35
Orion OYJ, Cl B	1,340	48
UPM-Kymmene OYJ	269	8
		5,680

France — 4.4%
Aeroports de Paris	17	3
Atos SE	28,500	2,740
BNP Paribas SA	54,200	2,781
Capgemini SE	36,500	4,372
Carrefour SA	200,000	4,099
Cie de Saint-Gobain	105,000	3,785
Cie Generale des Etablissements Michelin SCA, Cl B	30,800	3,700
Dassault Systemes SE	273	40
Edenred	1,670	74
Electricite de France SA	9,857	143
Eutelsat Communications SA	2,613	52
Gaztransport Et Technigaz SA	2,873	259
Hermes International	323	205
Ingenico Group SA	27,600	1,855
Kering SA	7,855	4,294
Mersen SA	1,480	48
Orange SA	160,800	2,461
Peugeot SA	42,546	1,083
Publicis Groupe SA	61,600	3,418
Sanofi	56,700	4,746
Sartorius Stedim Biotech	133	16
SCOR SE	2,186	99

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SES SA, Cl A	5,480	$110
Societe BIC SA	138	13
Societe Generale SA	78,000	2,398
Sodexo SA	87	10
Suez	553	7
TechnipFMC PLC	75,800	1,671
Teleperformance	803	144
TOTAL SA	67,800	3,859
		48,485

Germany — 1.6%
Amadeus Fire AG	664	70
Aroundtown SA	9,956	84
Bayerische Motoren Werke AG	26,000	2,200
Borussia Dortmund GmbH & Co KGaA	7,383	64
Deutsche Wohnen SE	2,896	135
Evonik Industries AG	22,700	640
Hannover Rueck SE	8,347	1,245
Innogy SE	306	14
Merck KGaA	27,600	2,853
MTU Aero Engines AG	37,848	8,124
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	4,514	1,064
Puma SE	41	23
QIAGEN NV *	2,429	93
RWE AG	5,558	136
Uniper SE	1,677	49
Vonovia SE	3,225	156
Wirecard AG	1,412	194
		17,144

Greece — 0.1%
JUMBO SA	35,000	570
Motor Oil Hellas Corinth Refineries SA	7,445	181
		751

Hong Kong — 0.7%
Anhui Conch Cement Co Ltd, Cl H	185,813	1,063
China Conch Venture Holdings Ltd	115,163	384
China Ding Yi Feng Holdings Ltd *	8,000	26
China Mobile Ltd	191,500	2,015
China Overseas Land & Investment Ltd	2,000	7
China Resources Cement Holdings Ltd	351,765	375
China Resources Power Holdings Co Ltd	16,000	30
CLP Holdings Ltd	118,000	1,398
CNOOC Ltd	108,000	186
Country Garden Services Holdings Co Ltd *	141,310	233
ENN Energy Holdings Ltd	3,700	38
Fairwood Holdings Ltd	8,604	30
Guangdong Investment Ltd	44,000	84
Health & Happiness H&H International Holdings Ltd *	24,800 160
HKT Trust & HKT Ltd	52,000	81
Hong Kong & China Gas Co Ltd	12,000	28

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	117

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lenovo Group Ltd	716,036	$645
Link ‡	10,000	113
NWS Holdings Ltd	20,000	48
Sino Land Co Ltd	4,000	8
SmarTone Telecommunications Holdings Ltd	41,954	48
SSY Group Ltd	198,454	176
Sun Hung Kai Properties Ltd	49,500	820
Swire Pacific Ltd, Cl A	7,000	83
Wuxi Biologics Cayman Inc *	500	5
		8,084

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	305,000	514
MOL Hungarian Oil & Gas PLC	895	11
		525

India — 0.3%
Britannia Industries Ltd	322	14
Dr Reddy’s Laboratories Ltd	683	25
Hindustan Unilever Ltd	7,381	180
Infosys Ltd	83,526	862
Larsen & Toubro Infotech Ltd	1,422	34
Mphasis Ltd	10,301	151
Nestle India Ltd	3,187	477
Oil India Ltd	185,600	456
Reliance Industries Ltd	2,097	36
Tata Consultancy Services Ltd	38,643	1,078
Tech Mahindra Ltd	8,576	100
		3,413

Indonesia — 0.1%
Bank Central Asia Tbk PT	7,600	15
Bank Rakyat Indonesia Persero Tbk PT	69,200	19
Bukit Asam Tbk PT	449,639	127
Charoen Pokphand Indonesia Tbk PT	976,609	507
Ramayana Lestari Sentosa Tbk PT	351,000	44
Semen Indonesia Persero Tbk PT	51,300	46
Telekomunikasi Indonesia Persero Tbk PT	167,500	46
		804

Ireland — 0.3%
Smurfit Kappa Group PLC	90,000	2,556
Weatherford International PLC *	1,020,000	658
		3,214

Israel — 0.2%
Bank Hapoalim BM	116,700	804
Bank Leumi Le-Israel BM	11,256	74
Check Point Software Technologies Ltd *	95	11
Israel Chemicals Ltd	34,500	193
Mellanox Technologies Ltd *	6,215	668
Nice Ltd *	252	30
		1,780

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Italy — 1.3%
CNH Industrial NV	321,700	$3,489
Davide Campari-Milano SpA	7,992	76
doBank SpA	4,912	72
Eni SpA	6,388	111
Hera SpA	269,500	899
Intesa Sanpaolo SpA	1,866,200	4,609
Moncler SpA	5,607	215
Poste Italiane SpA	42,764	386
Saras SpA	67,659	134
Snam SpA	12,299	61
Terna Rete Elettrica Nazionale SpA	2,795	18
UniCredit SpA	303,300	4,133
		14,203

Japan — 17.3%
Adastria Co Ltd	2,800	49
Advantest Corp	24,700	583
Aeon Co Ltd	9,500	200
AEON Investment Corp	500	578
Aichi Steel Corp	10,300	329
Aisin Seiki Co Ltd	31,800	1,241
Akatsuki Inc	600	35
Alfresa Holdings Corp	20,900	605
Anritsu Corp	16,345	323
Aoyama Trading Co Ltd	52,600	1,290
Aozora Bank Ltd	18,700	539
Asahi Group Holdings Ltd	197,414	8,525
Bandai Namco Holdings Inc	28,500	1,214
Canon Inc	19,400	558
Capcom Co Ltd	10,482	210
Casio Computer Co Ltd	800	11
Central Japan Railway Co	43,425	9,743
Chubu Electric Power Co Inc	4,200	66
Chugai Pharmaceutical Co Ltd	1,200	82
Chugoku Electric Power Co Inc/The	3,400	44
Citizen Watch Co Ltd	387,400	2,203
Cosel Co Ltd	33,800	356
Credit Saison Co Ltd	221,000	3,208
Dai Nippon Printing Co Ltd	1,700	39
Daibiru Corp	80,300	782
Daido Steel Co Ltd	15,800	667
Dai-ichi Life Holdings Inc	198,600	3,007
Daiichi Sankyo Co Ltd	4,500	168
Daito Trust Construction Co Ltd	68,192	9,455
Daiwa Securities Group Inc	455,300	2,313
Daiwabo Holdings Co Ltd	2,300	130
DCM Holdings Co Ltd	73,500	716
Denso Corp	67,600	2,904
Dentsu Inc	1,400	58
Dowa Holdings Co Ltd	33,200	1,086
Eisai Co Ltd	1,800	149

118	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eizo Corp	11,800	$478
Exedy Corp	41,700	995
FamilyMart UNY Holdings Co Ltd	24,800	707
Fancl Corp	9,326	212
FANUC Corp	6,000	994
Fast Retailing Co Ltd	300	141
FCC Co Ltd	4,929	114
FUJIFILM Holdings Corp	14,900	668
Fujitsu Ltd	800	54
FULLCAST Holdings Co Ltd	2,241	44
Furukawa Co Ltd	28,800	375
Goldcrest Co Ltd	20,500	290
Goldwin Inc	1,400	171
GS Yuasa Corp	17,900	359
Hachijuni Bank Ltd/The	84,000	349
Hakuhodo DY Holdings Inc	1,400	21
Hiroshima Bank Ltd/The	56,000	312
Hitachi Chemical Co Ltd	150,300	2,730
Hitachi Ltd	39,500	1,183
Hitachi Zosen Corp	211,100	652
Hokuetsu Corp	146,300	814
Honda Motor Co Ltd	199,600	5,653
Hoya Corp	2,100	128
Inaba Denki Sangyo Co Ltd	9,400	383
Itochu Enex Co Ltd	64,600	546
Iyo Bank Ltd/The	45,400	250
Japan Airlines Co Ltd	26,200	957
Japan Lifeline Co Ltd	35,500	584
Japan Prime Realty Investment Corp, Cl A ‡	12	47
Japan Real Estate Investment Corp, Cl A ‡	18	104
Japan Tobacco Inc	74,100	1,886
JFE Holdings Inc	288,600	5,033
Kansai Electric Power Co Inc/The	3,400	51
KDDI Corp	158,900	3,838
Keihan Holdings Co Ltd	1,400	58
Keio Corp	1,500	88
Kikkoman Corp	2,000	100
Konica Minolta Inc	1,200	12
K’s Holdings Corp	55,700	512
Kumagai Gumi Co Ltd	4,300	137
Kyushu Electric Power Co Inc	4,700	56
Marubeni Corp	3,500	25
Mazda Motor Corp	518,000	6,084
Medipal Holdings Corp	2,300	54
Meidensha Corp	26,100	372
Mitsubishi Corp	1,100	31
Mitsubishi Estate Co Ltd	59,400	1,021
Mitsubishi Heavy Industries Ltd	137,200	5,584
Mitsubishi UFJ Financial Group Inc	464,300	2,405
Mitsubishi UFJ Lease & Finance Co Ltd	453,400	2,309
Mitsui & Co Ltd	59,500	935
Mitsui OSK Lines Ltd	25,700	603

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mizuho Financial Group Inc	1,375,100	$2,164
MonotaRO Co Ltd	19,538	461
Murata Manufacturing Co Ltd	9,900	1,541
NET One Systems Co Ltd	9,984	234
NGK Insulators Ltd	129,100	1,970
Nippon Building Fund Inc, Cl A ‡	18	117
Nippon Paper Industries Co Ltd	6,000	120
Nippon Soda Co Ltd	8,000	207
Nippon Steel & Sumitomo Metal Corp	313,100	5,635
Nippon Telegraph & Telephone Corp	288,200	12,429
Nippon Television Holdings Inc	63,500	998
Nippon Yusen KK	211,900	3,341
Nishi-Nippon Financial Holdings Inc	36,800	327
Nissan Chemical Corp	1,900	96
Nissan Motor Co Ltd	757,300	6,547
Nitto Denko Corp	25,700	1,372
NOK Corp	168,700	2,719
Nomura Holdings Inc	1,411,800	5,461
Nomura Real Estate Holdings Inc	19,200	364
Nomura Real Estate Master Fund Inc	19	26
North Pacific Bank Ltd	110,200	304
Obayashi Corp	149,000	1,452
Oisix ra daichi Inc *	2,500	42
Oracle Corp Japan *	4,748	354
Oriental Land Co Ltd/Japan	200	22
Osaka Gas Co Ltd	24,300	498
OSJB Holdings Corp	15,800	42
Panasonic Corp	128,500	1,183
Park24 Co Ltd	1,800	43
Ricoh Co Ltd	2,900	29
Ricoh Leasing Co Ltd	9,600	295
Riso Kyoiku Co Ltd	13,600	62
Sanken Electric Co Ltd	13,200	258
Sankyu Inc	6,130	300
Sawai Pharmaceutical Co Ltd	14,500	831
Secom Co Ltd	600	52
Seiko Epson Corp	149,000	2,203
SG Holdings Co Ltd	13,721	402
Shionogi & Co Ltd	3,300	211
Sony Corp	300	14
Sony Financial Holdings Inc	1,100	21
Subaru Corp	54,700	1,389
Sumitomo Dainippon Pharma Co Ltd	2,100	52
Sumitomo Electric Industries Ltd	427,600	5,950
Sumitomo Mitsui Financial Group Inc	151,100	5,351
Sumitomo Mitsui Trust Holdings Inc	148,400	5,624
Sushiro Global Holdings Ltd	2,062	130
Suzuken Co Ltd/Aichi Japan	6,500	356
Systena Corp	6,400	69
Taisho Pharmaceutical Holdings Co Ltd	100	10
Taiyo Yuden Co Ltd	2,192	43
Teijin Ltd	34,200	574

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	119

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Terumo Corp	2,100	$129
Toho Gas Co Ltd	1,000	45
Toho Holdings Co Ltd	6,100	154
Tohoku Electric Power Co Inc	2,600	34
Tokyo Electric Power Co Holdings Inc *	20,000	125
Tokyu Corp	300	5
Towa Pharmaceutical Co Ltd	1,011	80
Toyo Seikan Group Holdings Ltd	2,100	44
Tsumura & Co	71,500	2,258
UACJ Corp	49,600	977
Unicharm Corp	1,900	61
United Urban Investment Corp	35	54
UUUM Inc *	900	48
West Japan Railway Co	13,400	1,010
Xebio Holdings Co Ltd	70,800	800
Yamada Denki Co Ltd	695,400	3,361
Yamaha Motor Co Ltd	56,400	1,143
YA-MAN Ltd	2,722	33
Zensho Holdings Co Ltd	12,700	295
		189,926

Luxembourg — 0.3%
Trinseo SA	71,570	3,592
Malaysia — 0.1%
Carlsberg Brewery Malaysia Bhd	19,272	116
Nestle Malaysia Bhd	7,627	278
Petronas Chemicals Group Bhd	13,000	29
Tenaga Nasional Bhd	54,630	180
		603

Mexico — 0.1%
Alfa SAB de CV, Cl A	349,998	398
Grupo Aeroportuario del Sureste SAB de CV, Ser B, Cl B	1,230	21
Grupo Financiero Banorte SAB de CV, Ser O	7,400	40
Wal-Mart de Mexico SAB de CV	43,861	114
		573

Netherlands — 1.4%
Koninklijke Ahold Delhaize NV	118,261	3,053
Koninklijke Vopak NV	92,450	4,526
NN Group NV	19,846	866
Royal Dutch Shell PLC, Cl A	199,900	6,244
Wolters Kluwer NV	3,551	234
		14,923

New Zealand — 0.1%
a2 Milk Co Ltd *	86,880	847
Auckland International Airport Ltd	13,165	70
Spark New Zealand Ltd	25,575	65
Z Energy Ltd	122,600	506
		1,488

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Norway — 0.1%
Austevoll Seafood ASA	42,500	$515
Mowi ASA	5,872	136
Salmar ASA	5,960	286
TGS NOPEC Geophysical Co ASA	12,347	336
		1,273

Philippines — 0.0%
Ayala Land Inc	14,500	12
Jollibee Foods Corp	1,480	9
SM Prime Holdings Inc	50,500	38
		59

Poland — 0.4%
Alior Bank SA *	18,991	295
Bank Polska Kasa Opieki SA	58,281	1,748
CD Projekt SA *	897	45
getBACK SA *	158,863	–
Grupa Lotos SA	11,601	292
Polski Koncern Naftowy ORLEN SA	2,369	64
Polskie Gornictwo Naftowe i Gazownictwo SA	22,870	42
Powszechny Zaklad Ubezpieczen SA	123,582	1,334
Stalexport Autostrady SA	217,207	228
Wawel SA	1,937	457
		4,505

Portugal — 0.0%
Altri SGPS SA	8,129	67
Puerto Rico — 0.0%
First BanCorp/Puerto Rico	25,315	292
OFG Bancorp	5,717	118
		410

Qatar — 0.0%
Industries Qatar QSC	2,723	99
Qatar Islamic Bank SAQ	1,726	69
Qatar National Bank QPSC	5,913	306
		474

Romania — 0.5%
Banca Transilvania SA	1,099,546	502
BRD-Groupe Societe Generale SA	797,118	2,276
Fondul Proprietatea SA	5,599,102	1,185
OMV Petrom SA	16,746,028	1,370
		5,333

Russia — 2.2%
Alrosa PJSC	1,438,990	2,077
Bank St Petersburg PJSC	1,169,253	891
Detsky Mir PJSC	933,431	1,259
ENEL RUSSIA PJSC	21,143,000	324
Gazprom Neft PJSC	140,361	698
Gazprom Neft PJSC ADR	44,000	1,089
Gazprom PJSC	590,000	1,423

120	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inter RAO UES PJSC	4,074,674	$242
LUKOIL PJSC ADR	686	57
Magnit PJSC	18,800	1,078
MMC Norilsk Nickel PJSC ADR	86,850	1,859
Mobile TeleSystems PJSC	360,000	1,382
Moscow Exchange MICEX-RTS PJSC *	340,000	471
Novolipetsk Steel PJSC	157,577	379
Protek PJSC *	358,200	457
Sberbank of Russia PJSC	1,465,000	4,620
Severstal PJSC	28,165	440
Sistema PJSFC GDR	100,000	298
Tatneft PJSC	203,524	2,397
Tatneft PJSC ADR	1,942	137
TGC-1 PJSC, Cl 1 *	2,350,000,000	303
X5 Retail Group NV GDR	103,000	2,606
		24,487

Singapore — 0.5%
Ascendas Real Estate Investment Trust ‡	4,200	9
Best World International Ltd	29,800	54
CapitaLand Commercial Trust ‡	19,700	28
CapitaLand Mall Trust ‡	546,400	970
ComfortDelGro Corp Ltd	26,000	46
Dairy Farm International Holdings Ltd	2,500	22
DBS Group Holdings Ltd	45,600	838
Flex Ltd *	233,170	2,458
United Overseas Bank Ltd	44,800	830
		5,255

Slovenia — 0.3%
Krka dd Novo mesto	28,744	1,879
Luka Koper	23,784	740
Telekom Slovenije DD	11,097	821
		3,440

South Africa — 0.1%
Anglo American Platinum Ltd	6,965	380
AngloGold Ashanti Ltd	3,887	56
Capitec Bank Holdings Ltd	487	45
Exxaro Resources Ltd	3,582	39
Kumba Iron Ore Ltd	7,817	207
PSG Group Ltd	859	16
Sibanye Gold Ltd *	186,450	204
		947

South Korea — 1.4%
BGF retail Co Ltd	889	168
Coway Co Ltd	592	50
Daeduck Electronics Co	7,011	64
Daelim Industrial Co Ltd	362	30
DB Insurance Co Ltd	634	41
Fila Korea Ltd	6,437	318
GS Engineering & Construction Corp	5,801	221
GS Home Shopping Inc	3,100	507

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hana Financial Group Inc	26,417	$913
Kangwon Land Inc	1,497	41
Kia Motors Corp	2,628	85
KT&G Corp	9,200	863
NCSoft Corp	266	109
Samsung Electronics Co Ltd GDR	10,953	10,980
Samsung SDI Co Ltd	574	121
SK Innovation Co Ltd	29	5
SK Telecom Co Ltd	5,000	1,158
S-Oil Corp	41	4
ViroMed Co Ltd *	155	38
		15,716

Spain — 0.6%
Amadeus IT Group SA, Cl A	2,492	188
Banco Santander SA	922,000	4,510
Ebro Foods SA	30,100	643
Enagas SA	3,202	91
Ence Energia y Celulosa SA	15,198	110
Endesa SA	20,625	520
Ferrovial SA	2,194	51
Iberdrola SA	9,499	80
Naturgy Energy Group SA	5,163	140
Red Electrica Corp SA	5,928	128
		6,461

Sweden — 0.4%
Axfood AB	13,267	246
Betsson AB	7,897	63
Evolution Gaming Group AB	2,463	184
Humana AB	3,666	27
ICA Gruppen AB	542	21
Lundin Petroleum AB	2,279	74
SKF AB, Cl B	120,000	2,021
Swedish Match AB	25,147	1,180
Swedish Orphan Biovitrum AB *	21,811	474
Telefonaktiebolaget LM Ericsson, Cl B	9,261	85
		4,375

Switzerland — 1.6%
ABB Ltd	193,000	3,829
Adecco Group AG	35,600	1,853
Chocoladefabriken Lindt & Spruengli AG	12	146
Credit Suisse Group AG	197,000	2,441
Givaudan SA	67	168
Lonza Group AG	572	159
Partners Group Holding AG	2,314	1,677
Roche Holding AG	11,669	3,248
Schindler Holding AG	158	35
SGS SA	7	18
Sonova Holding AG	771	145
Swatch Group AG/The, Cl B	8,300	2,462
Swiss Life Holding AG	3,187	1,392

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	121

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Temenos AG	598	$87
		17,660

Taiwan — 0.2%
Accton Technology Corp	59,000	208
Advantech Co Ltd	4,000	30
Chang Hwa Commercial Bank Ltd	76,000	45
China Development Financial Holding Corp	32,000	10
E.Sun Financial Holding Co Ltd	154,665	111
Far Eastern New Century Corp	6,000	6
Feng Hsin Steel Co Ltd	54,000	104
Feng TAY Enterprise Co Ltd	18,000	113
Lite-On Technology Corp	26,000	38
Mega Financial Holding Co Ltd	114,000	101
Novatek Microelectronics Corp	78,612	436
President Chain Store Corp	8,000	83
Radiant Opto-Electronics Corp	62,000	185
Taiwan Cooperative Financial Holding Co Ltd	137,170	85
Taiwan Styrene Monomer	51,000	40
Unimicron Technology Corp	131,000	103
Uni-President Enterprises Corp	38,000	93
Yuanta Financial Holding Co Ltd	139,000	79
Zhen Ding Technology Holding Ltd	63,000	183
		2,053

Thailand — 0.3%
Bangkok Bank PCL	113,200	751
Fabrinet *	4,717	276
Kiatnakin Bank PCL	376,300	842
Krungthai Card PCL	141,340	137
PTT Exploration & Production PCL	2,100	8
PTT Global Chemical PCL	266,500	609
PTT PCL	404,200	622
		3,245

Turkey — 0.7%
Arcelik AS *	186,881	729
BIM Birlesik Magazalar AS	30,268	486
Coca-Cola Icecek AS	161,686	1,019
Enerjisa Enerji AS	812,000	862
Kordsa Teknik Tekstil AS	642,476	1,296
Koza Altin Isletmeleri AS *	55,862	513
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	26,166	204
Migros Ticaret AS *	170,000	500
Tekfen Holding AS	27,684	137
Trakya Cam Sanayii AS	45,132	33
Turk Traktor ve Ziraat Makineleri AS *	85,632	559
Turkiye Vakiflar Bankasi TAO, Cl D	1,000,000	967
		7,305

United Kingdom — 6.0%
3i Group PLC	991	12
Admiral Group PLC	2,484	72
Anglo American PLC	3,667	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ashmore Group PLC	16,357	$92
Auto Trader Group PLC	125,691	795
BAE Systems PLC	92,900	576
BHP Group PLC	5,415	126
BP PLC	944,400	6,713
Bunzl PLC	3,170	100
Burberry Group PLC	1,460	37
Carnival PLC	214	12
Centrica PLC	64,262	106
Coca-Cola European Partners PLC	767	36
Compass Group PLC	759	17
Computacenter PLC	27,300	403
Croda International PLC	1,653	106
DFS Furniture PLC	24,798	75
Drax Group PLC	27,984	136
Dunelm Group PLC	10,371	115
Electrocomponents PLC	50,621	373
Etalon Group PLC GDR	250,000	550
Evraz PLC	47,479	357
Experian PLC	4,333	113
Fevertree Drinks PLC	3,109	111
Games Workshop Group PLC	4,113	171
GlaxoSmithKline PLC	319,300	6,359
Globaltrans Investment PLC GDR	240,406	2,392
Go-Ahead Group PLC/The	5,058	138
Greggs PLC	10,996	262
Gulf Keystone Petroleum Ltd *	30,869	94
Hargreaves Lansdown PLC	977	23
HSBC Holdings PLC	82,800	675
Imperial Brands PLC	28,200	942
Inchcape PLC	73,600	553
Intertek Group PLC	8,004	541
J Sainsbury PLC	23,969	73
Kainos Group PLC	7,600	50
Kingfisher PLC	551,400	1,776
Legal & General Group PLC	9,339	35
Lloyds Banking Group PLC	3,787,000	3,201
London Stock Exchange Group PLC	2,594	155
MD Medical Group Investments PLC GDR	125,000	597
Meggitt PLC	568,109	4,074
Micro Focus International PLC	4,175	104
Next PLC	130,903	8,859
Pagegroup PLC	43,978	263
Pearson PLC	351,846	3,959
Rightmove PLC	129,510	830
Ros Agro PLC GDR	77,000	946
Royal Dutch Shell PLC, Cl A	440	14
Royal Dutch Shell PLC, Cl B	26,813	843
Royal Mail PLC	76,500	288
Segro PLC ‡	12,154	107
Smith & Nephew PLC	1,184	23
Softcat PLC	15,905	160

122	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SSP Group PLC	54,230	$479
Tate & Lyle PLC	102,000	943
Telecom Plus PLC	4,546	86
Tesco PLC	39,740	119
United Utilities Group PLC	4,082	46
Vodafone Group PLC	1,526,000	2,726
Weir Group PLC/The	100,000	2,181
WH Smith PLC	232,837	6,497
Wizz Air Holdings PLC *	26,000	1,052
Wm Morrison Supermarkets PLC	30,355	93
WPP PLC	229,700	2,523
		66,383

United States — 47.3%

Communication Services — 1.6%
Alphabet Inc, Cl A *	2,583	2,910
AMC Networks Inc, Cl A *	8,100	532
AT&T Inc	228,085	7,098
CenturyLink Inc	138,000	1,820
Discovery Inc, Cl A *	1,979	57
Discovery Inc, Cl C *	3,030	83
IAC/InterActiveCorp *	1,003	214
Live Nation Entertainment Inc *	1,748	99
Omnicom Group Inc	741	56
Shenandoah Telecommunications Co	6,100	271
Sirius XM Holdings Inc	13,005	77
Telephone & Data Systems Inc	12,500	401
TripAdvisor Inc *	8,824	469
Twenty-First Century Fox Inc, Cl B	2,790	140
Twitter Inc *	2,499	77
United States Cellular Corp *	1,000	47
Verizon Communications Inc	44,900	2,556
World Wrestling Entertainment Inc, Cl A	5,059	423

		17,330

Consumer Discretionary — 9.7%
Adient PLC	117,670	2,288
Advance Auto Parts Inc	28,873	4,671
Amazon.com Inc *	1,882	3,086
AutoZone Inc *	4,203	3,946
Beazer Homes USA Inc *	85,850	1,040
Best Buy Co Inc	14,327	986
Capri Holdings Ltd *	1,065	49
Chipotle Mexican Grill Inc, Cl A *	37	22
Crocs Inc *	8,694	223
Deckers Outdoor Corp *	3,620	536
Delphi Automotive PLC *	79,226	6,584
Delphi Technologies PLC *	68,413	1,492
Dollar General Corp	3,149	373
Dollar Tree Inc *	1,195	115
Domino’s Pizza Inc	5,403	1,356
Fiat Chrysler Automobiles NV	249,000	3,668
Five Below Inc *	6,546	788

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fox Factory Holding Corp *	4,219	$267
Garmin Ltd	6,002	504
General Motors Co	248,628	9,816
Gentex Corp	220,938	4,494
Goodyear Tire & Rubber Co/The	117,610	2,326
Group 1 Automotive Inc	41,390	2,574
Guess? Inc	3,658	82
H&R Block Inc	1,633	39
K12 Inc *	4,200	135
Kohl’s Corp	85,041	5,743
L Brands Inc	928	24
Lowe’s Cos Inc	18,100	1,902
M/I Homes Inc *	35,260	918
Macy’s Inc	4,447	110
McDonald’s Corp	5,313	977
Netflix Inc *	336	120
Newell Brands Inc	139,000	2,256
NIKE Inc, Cl B	25,433	2,180
Nordstrom Inc	1,750	83
Office Depot Inc	880,620	3,056
O’Reilly Automotive Inc *	25,967	9,659
Ralph Lauren Corp, Cl A	227	28
Rent-A-Center Inc/TX, Cl A *	5,200	97
RH *	4,188	643
Ross Stores Inc	7,462	708
Sally Beauty Holdings Inc *	16,800	304
Shoe Carnival Inc	1,300	50
Sonic Automotive Inc, Cl A	27,290	410
Starbucks Corp	33,848	2,378
Strategic Education Inc	2,884	377
Tailored Brands Inc	92,080	1,193
Tapestry Inc	100,969	3,528
Target Corp	49,132	3,569
Taylor Morrison Home Corp, Cl A *	82,730	1,387
Tenneco Inc, Cl A	88,500	3,062
Tiffany & Co	12,200	1,159
TJX Cos Inc/The	57,809	2,965
Tractor Supply Co	1,595	152
Ulta Beauty Inc *	276	86
Under Armour Inc, Cl A *	209	5
Under Armour Inc, Cl C *	2,126	43
Vail Resorts Inc	587	122
VF Corp	4,629	404
Wayfair Inc, Cl A *	519	86
Whirlpool Corp	8,700	1,231
Yum! Brands Inc	7,007	662

		103,137

Consumer Staples — 2.7%
Altria Group Inc	36,500	1,913
Archer-Daniels-Midland Co	381	16
Boston Beer Co Inc/The, Cl A *	1,171	366

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	123

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chefs’ Warehouse Inc/The *	2,113	$68
Church & Dwight Co Inc	2,682	176
Clorox Co/The	711	112
Colgate-Palmolive Co	25,500	1,680
Costco Wholesale Corp	1,137	249
Coty Inc, Cl A	172,000	1,892
Estee Lauder Cos Inc/The, Cl A	160	25
Herbalife Nutrition Ltd *	14,673	823
Hormel Foods Corp	3,430	149
Kellogg Co	14,900	838
Kimberly-Clark Corp	12,600	1,472
Kroger Co/The	169,371	4,968
Lamb Weston Holdings Inc	18,904	1,310
Lancaster Colony Corp	2,300	361
McCormick & Co Inc/MD	1,539	209
Medifast Inc	1,488	190
PepsiCo Inc	23,995	2,775
Performance Food Group Co *	12,366	476
Sysco Corp	2,522	170
Tyson Foods Inc, Cl A	24,600	1,517
United Natural Foods Inc *	109,900	1,650
USANA Health Sciences Inc *	1,623	160
Walgreens Boots Alliance Inc	31,782	2,263
Walmart Inc	31,011	3,070

		28,898

Energy — 2.3%
Anadarko Petroleum Corp	266	12
Antero Resources Corp *	246,600	2,136
Arch Coal Inc	2,363	220
Baker Hughes a GE Co, Cl A	148,200	3,910
Cactus Inc, Cl A *	3,420	124
Cheniere Energy Inc *	1,947	125
Chevron Corp	9,100	1,088
ConocoPhillips	2,943	200
Continental Resources Inc/OK *	859	38
Devon Energy Corp	79,500	2,346
Exxon Mobil Corp	17,300	1,367
Hess Corp	671	39
HollyFrontier Corp	6,561	336
Marathon Oil Corp	244	4
Marathon Petroleum Corp	110	7
McDermott International Inc *	267,438	2,268
National Oilwell Varco Inc	315	9
Noble Energy Inc	150,300	3,329
ONEOK Inc	1,065	68
PBF Energy Inc, Cl A	34,790	1,081
Phillips 66	9,239	890
ProPetro Holding Corp *	108,170	2,148
Southwestern Energy Co *	429,800	1,818
Surgutneftegas PJSC ADR	3,201	20
Targa Resources Corp	844	34

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	7,662	$625

		24,242

Financials — 7.5%
Aflac Inc	203,805	10,015
Allstate Corp/The	16,042	1,514
Ally Financial Inc	308,100	8,346
American Financial Group Inc/OH	6,000	598
American International Group Inc	121,000	5,227
Annaly Capital Management Inc ‡	65,600	665
Arthur J Gallagher & Co	199	16
AXA Equitable Holdings Inc	182,400	3,487
Bank of America Corp	172,400	5,013
BB&T Corp	8,900	454
Berkshire Hathaway Inc, Cl B *	8,500	1,711
Citigroup Inc	79,000	5,054
CME Group Inc, Cl A	15,552	2,829
Comerica Inc	1,405	122
Enova International Inc *	3,994	102
FactSet Research Systems Inc	5,900	1,388
FirstCash Inc	5,913	518
Goldman Sachs Group Inc/The	52,190	10,266
Green Dot Corp, Cl A *	700	45
Hartford Financial Services Group Inc/The	10,700	528
JPMorgan Chase & Co	7,400	772
Lincoln National Corp	80,000	5,002
LPL Financial Holdings Inc	2,700	204
Moody’s Corp	25,966	4,495
MSCI Inc, Cl A	16,963	3,133
Nasdaq Inc	1,196	110
Popular Inc	3,465	195
Progressive Corp/The	6,907	504
Regions Financial Corp	382	6
S&P Global Inc	18,659	3,739
Starwood Property Trust Inc ‡	32,200	722
SVB Financial Group *	1,408	348
T Rowe Price Group Inc	309	31
TCF Financial Corp	4,871	112
US Bancorp	44,300	2,290
World Acceptance Corp *	381	47

		79,608

Health Care — 8.0%
Abbott Laboratories	53,630	4,163
ABIOMED Inc *	559	187
Align Technology Inc *	837	217
Amedisys Inc *	1,571	195
AmerisourceBergen Corp	54,900	4,573
Amgen Inc	5,032	956
Anthem Inc	994	299
Becton Dickinson and Co	13,136	3,268
Boston Scientific Corp *	2,346	94
Centene Corp *	6,074	370

124	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chemed Corp	2,078	$685
Cigna Corp	38,057	6,639
Computer Programs & Systems Inc	1,328	44
Cooper Cos Inc/The	341	98
CVS Health Corp	124,574	7,204
DaVita Inc *	34,700	1,974
DexCom Inc *	856	119
Edwards Lifesciences Corp *	1,210	205
Eli Lilly & Co	60,096	7,590
Endo International PLC *	5,937	65
Genomic Health Inc *	2,794	212
Gilead Sciences Inc	9,400	611
HCA Healthcare Inc	14,205	1,975
Henry Schein Inc *	2,126	126
HMS Holdings Corp *	8,420	290
Hologic Inc *	1,244	59
Humana Inc	1,259	359
IDEXX Laboratories Inc *	8,970	1,893
Illumina Inc *	574	180
Intuitive Surgical Inc *	1,064	583
IQVIA Holdings Inc *	612	86
Johnson & Johnson	46,800	6,395
LHC Group Inc *	1,400	154
Medpace Holdings Inc *	2,687	148
Merck & Co Inc	114,489	9,307
Mettler-Toledo International Inc *	3,130	2,131
Molina Healthcare Inc *	1,334	180
National Research Corp, Cl A	1,033	40
Pfizer Inc	66,269	2,873
ResMed Inc	1,349	138
Seattle Genetics Inc *	1,481	110
UnitedHealth Group Inc	46,365	11,231
US Physical Therapy Inc	1,738	192
Varian Medical Systems Inc *	11,200	1,505
Veeva Systems Inc, Cl A *	1,061	125
WellCare Health Plans Inc *	6,396	1,622
Zimmer Biomet Holdings Inc	29,600	3,674
Zoetis Inc, Cl A	1,151	108

		85,252

Industrials — 6.6%
3M Co	11,156	2,314
Allison Transmission Holdings Inc, Cl A	26,436	1,314
Atkore International Group Inc *	6,357	147
Atlas Air Worldwide Holdings Inc *	53,150	2,856
Boeing Co/The	11,534	5,074
Brady Corp, Cl A	6,200	293
Builders FirstSource Inc *	122,010	1,700
CH Robinson Worldwide Inc	14,724	1,331
Cintas Corp	182	38
Comfort Systems USA Inc	4,934	265
Copart Inc *	12,751	748

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoStar Group Inc *	146	$67
CSX Corp	3,620	263
Cummins Inc	15,900	2,450
Eaton Corp PLC	9,200	734
Flowserve Corp	402	18
Fluor Corp	832	31
FTI Consulting Inc *	4,841	359
Generac Holdings Inc *	7,833	404
Graco Inc	44,700	2,099
Great Lakes Dredge & Dock Corp *	6,900	61
Insperity Inc	6,982	882
Landstar System Inc	5,280	574
Lennox International Inc	4,850	1,189
Meritor Inc *	163,290	3,638
Middleby Corp/The *	13,200	1,618
MSC Industrial Direct Co Inc, Cl A	63,500	5,360
Old Dominion Freight Line Inc	227	34
PGT Innovations Inc *	7,235	109
Raytheon Co	5,150	960
Republic Services Inc, Cl A	7,330	575
Robert Half International Inc	11,803	805
Rollins Inc	2,080	82
RR Donnelley & Sons Co	194,490	1,046
Southwest Airlines Co	205,085	11,493
Spirit Airlines Inc *	2,300	129
TransDigm Group Inc *	294	128
TransUnion	1,916	124
TriNet Group Inc *	5,349	328
Triumph Group Inc	95,590	2,214
Union Pacific Corp	60,985	10,227
United Continental Holdings Inc *	871	76
United Parcel Service Inc, Cl B	11,300	1,245
United Technologies Corp	18,600	2,337
Verisk Analytics Inc, Cl A	1,768	224
Wabtec Corp	664	49
Waste Connections Inc	884	74
Waste Management Inc	162	16
WW Grainger Inc	7,460	2,274

		70,376

Information Technology — 6.4%
Accenture PLC, Cl A	605	98
Adobe Inc *	1,136	298
Advanced Micro Devices Inc *	12,357	291
Akamai Technologies Inc *	3,119	217
Amdocs Ltd	28,900	1,606
Analog Devices Inc	20,700	2,214
ANSYS Inc *	122	22
Apple Inc	6,400	1,108
Arista Networks Inc *	3,212	916
Aspen Technology Inc *	9,802	987
Automatic Data Processing Inc	1,465	224

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	125

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadridge Financial Solutions Inc	504	$51
CACI International Inc, Cl A *	1,503	274
CDW Corp/DE	179	17
Cisco Systems Inc	25,800	1,336
Citrix Systems Inc	944	100
CyberArk Software Ltd *	3,700	406
Dell Technologies Inc, Cl C *	1,778	99
DXC Technology Co	54,300	3,576
EVERTEC Inc	7,943	227
F5 Networks Inc *	886	149
First Data Corp, Cl A *	4,307	108
Fiserv Inc *	1,391	118
FLIR Systems Inc	416	21
Fortinet Inc *	1,897	165
Gartner Inc *	994	141
GoDaddy Inc, Cl A *	846	63
Hewlett Packard Enterprise Co	280,000	4,586
Insight Enterprises Inc *	3,830	214
Intel Corp	228,459	12,099
International Business Machines Corp	51,100	7,058
Intuit Inc	9,482	2,343
Jack Henry & Associates Inc	738	98
Juniper Networks Inc	31,590	855
KEMET Corp	7,200	136
Keysight Technologies Inc *	754	64
Mastercard Inc, Cl A	18,731	4,210
MAXIMUS Inc	8,200	580
Motorola Solutions Inc	7,332	1,049
NetApp Inc	15,935	1,039
Oracle Corp	65,009	3,389
Palo Alto Networks Inc *	246	61
Paychex Inc	793	61
PayPal Holdings Inc *	2,677	263
QUALCOMM Inc	80,800	4,314
Red Hat Inc *	9,598	1,753
salesforce.com Inc *	1,721	282
ServiceNow Inc *	820	196
Square Inc, Cl A *	3,759	305
Total System Services Inc	672	63
Ubiquiti Networks Inc	2,179	315
Unisys Corp *	173,240	2,340
VeriSign Inc *	10,464	1,863
Western Union Co/The	37,000	661
Workday Inc, Cl A *	742	147
Xilinx Inc	22,885	2,867

		68,043

Materials — 2.4%
Ball Corp	1,802	99
CF Industries Holdings Inc	558	24
Eastman Chemical Co	6,800	562
Ecolab Inc	10,200	1,723

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Freeport-McMoRan Inc, Cl B	133,500	$1,722
Huntsman Corp	84,710	2,100
Linde PLC	9,600	1,663
Mosaic Co/The	25,365	793
Packaging Corp of America	74,395	7,111
Reliance Steel & Aluminum Co	59,100	5,275
Sherwin-Williams Co/The	6,375	2,762
Silgan Holdings Inc	18,800	532
Sonoco Products Co	20,100	1,164
Verso Corp *	4,617	91
Warrior Met Coal Inc	4,007	117

		25,738

Real Estate — 0.3%
American Tower Corp, Cl A ‡	166	29
Apple Hospitality Inc ‡	31,300	516
AvalonBay Communities Inc ‡	45	9
Camden Property Trust ‡	120	12
Digital Realty Trust Inc ‡	312	35
Equity Residential ‡	140	10
Extra Space Storage Inc ‡	672	64
Federal Realty Investment Trust ‡	163	22
HCP Inc ‡	3,554	109
HFF Inc, Cl A *	4,807	217
Liberty Property Trust ‡	500	24
Marcus & Millichap Inc *	2,233	86
Mid-America Apartment Communities Inc ‡	595	62
National Health Investors Inc ‡	9,000	702
National Retail Properties Inc ‡	1,922	100
Realty Income Corp ‡	1,984	137
Regency Centers Corp ‡	286	19
Senior Housing Properties Trust ‡	24,100	312
Simon Property Group Inc ‡	541	98
UDR Inc ‡	1,607	71
Ventas Inc ‡	1,449	91
VEREIT Inc ‡	7,611	61
Welltower Inc ‡	2,791	207

		2,993

Utilities — 1.3%
AES Corp/VA	8,410	145
Ameren Corp	35,011	2,494
American Electric Power Co Inc	144	12
American Water Works Co Inc	1,036	105
Atmos Energy Corp	1,282	127
CenterPoint Energy Inc	443	13
CMS Energy Corp	1,080	59
Dominion Energy Inc	286	21
DTE Energy Co	201	25
Entergy Corp	27,657	2,581
Evergy Inc	411	23
Eversource Energy	776	54
Exelon Corp	55,522	2,698

126	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy Corp	24,143	$984
NextEra Energy Inc	1,628	306
NiSource Inc	4,627	125
NRG Energy Inc	2,791	116
OGE Energy Corp	15,116	643
Pinnacle West Capital Corp	489	46
Portland General Electric Co	29,400	1,474
PPL Corp	2,983	96
Public Service Enterprise Group Inc	21,316	1,254
UGI Corp	2,205	121
Vistra Energy Corp	3,451	90
WEC Energy Group Inc	925	71
Xcel Energy Inc	416	23

		13,706

		519,323
Total Common Stock (Cost $1,050,790) ($ Thousands)		1,044,698

PREFERRED STOCK — 0.0%

Brazil — 0.0%
Cia Brasileira de Distribuicao * (A)	2,000	50

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Croatia — 0.0%
Adris Grupa DD (A)	6,455	$430

Germany — 0.0%
Sartorius AG (A)	111	17

Total Preferred Stock (Cost $522) ($ Thousands)		497

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	22,732,510	22,733
Total Cash Equivalent (Cost $22,733) ($ Thousands)		22,733

Total Investments in Securities — 97.3%
(Cost $1,074,045) ($ Thousands)		$1,067,928

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B) (Cost $157) ($ Thousands)	63,867,173	$148

A list of the exchange traded options held by the Fund at February 28, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
February 19 Call EUR Put JPY*	15,968,475	$2,022,567	$126.00	03/16/19	$21
February 19 Put EUR Call USD*	5,322,825	6,052	1.14	03/16/19	6
February 19 Put EUR Call USD*	5,322,825	6,052	1.14	03/16/19	5
March 19 Call EUR Put JPY*	15,961,748	2,021,715	126.00	03/16/19	–
March 19 Put EUR Call GBP*	21,291,300	18,253	0.86	03/16/19	116

Total Purchased Options		$4,074,639			$148

A list of open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(52)	Mar-2019	$(1,906)	$(1,953)	$(39)
FTSE 100 Index	(12)	Mar-2019	(1,113)	(1,129)	5
Hang Seng Index	38	Mar-2019	6,986	6,938	(47)
MSCI Emerging Markets	389	Mar-2019	19,123	20,358	1,236
MSCI Singapore Index	90	Feb-2019	2,401	2,408	4
OMXS30 Index	50	Mar-2019	844	852	7
S&P 500 Index E-MINI	525	Mar-2019	66,491	73,098	6,607
S&P TSX 60 Index	120	Mar-2019	15,334	17,356	1,665

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	127

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
SPI 200 Index	116	Mar-2019	$11,437	$12,687	$1,345
TOPIX Index	(613)	Mar-2019	(85,847)	(88,437)	(1,919)

			$33,750	$42,178	$8,864

A list of the open forward foreign currency contracts held by the Fund at February 28, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/27/19	USD	110	RON	464	$1
Brown Brothers Harriman	03/27/19	USD	74	RON	309	—
Brown Brothers Harriman	03/27/19	USD	221	CZK	4,998	1
Brown Brothers Harriman	03/27/19	USD	464	HUF	129,768	5
Brown Brothers Harriman	03/27/19	USD	19	HUF	5,293	—
Brown Brothers Harriman	03/27/19	USD	776	NZD	1,126	(8)
Brown Brothers Harriman	03/27/19	USD	27	TRY	144	—
Brown Brothers Harriman	03/27/19	USD	780	TRY	4,192	(4)
Brown Brothers Harriman	03/27/19	USD	1,711	PLN	6,533	20
Brown Brothers Harriman	03/27/19	USD	45	PLN	171	—
Brown Brothers Harriman	03/27/19	USD	1,769	ILS	6,368	(8)
Brown Brothers Harriman	03/27/19	CZK	1,771	USD	78	—
Brown Brothers Harriman	03/27/19	NZD	1,851	USD	1,275	14
Brown Brothers Harriman	03/27/19	NZD	14	USD	10	—
Brown Brothers Harriman	03/27/19	USD	2,541	NOK	21,826	17
Brown Brothers Harriman	03/27/19	USD	15	NOK	131	—
Brown Brothers Harriman	03/27/19	ILS	4,250	USD	1,180	5
Brown Brothers Harriman	03/27/19	ILS	7	USD	2	—
Brown Brothers Harriman	03/27/19	AUD	5,170	USD	3,708	30
Brown Brothers Harriman	03/27/19	AUD	34	USD	24	—
Brown Brothers Harriman	03/27/19	USD	5,854	MXN	112,226	(51)
Brown Brothers Harriman	03/27/19	USD	6,094	DKK	39,986	22
Brown Brothers Harriman	03/27/19	USD	9,202	SEK	85,570	87
Brown Brothers Harriman	03/27/19	SGD	11,395	USD	8,449	10
Brown Brothers Harriman	03/27/19	SGD	37	USD	27	—
Brown Brothers Harriman	03/27/19	USD	13,036	HKD	102,204	(5)
Brown Brothers Harriman	03/27/19	CHF	13,359	USD	13,385	(59)
Brown Brothers Harriman	03/27/19	NOK	6	USD	1	—
Brown Brothers Harriman	03/27/19	NOK	16,915	USD	1,969	(13)
Brown Brothers Harriman	03/27/19	USD	18,786	ZAR	260,447	(309)
Brown Brothers Harriman	03/27/19	USD	19,780	SGD	26,680	(24)
Brown Brothers Harriman	03/27/19	HKD	21,154	USD	2,698	1
Brown Brothers Harriman	03/27/19	HKD	46	USD	6	—
Brown Brothers Harriman	03/27/19	RON	0	USD	0	—
Brown Brothers Harriman	03/27/19	RON	21,519	USD	5,119	(42)
Brown Brothers Harriman	03/27/19	USD	23,419	AUD	32,645	(188)
Brown Brothers Harriman	03/27/19	PLN	1	USD	0	—
Brown Brothers Harriman	03/27/19	PLN	23,446	USD	6,138	(73)
Brown Brothers Harriman	03/27/19	CAD	12	USD	9	—

128	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/27/19	CAD	24,597	USD	18,678	$(12)
Brown Brothers Harriman	03/27/19	MXN	25,799	USD	1,346	12
Brown Brothers Harriman	03/27/19	MXN	67	USD	3	—
Brown Brothers Harriman	03/27/19	USD	29,736	CHF	29,680	132
Brown Brothers Harriman	03/27/19	TRY	32,863	USD	6,113	29
Brown Brothers Harriman	03/27/19	TRY	105	USD	19	—
Brown Brothers Harriman	03/27/19	USD	33,717	CAD	44,402	21
Brown Brothers Harriman	03/27/19	USD	72	CAD	95	—
Brown Brothers Harriman	03/27/19	SEK	34,401	USD	3,699	(35)
Brown Brothers Harriman	03/27/19	DKK	34,415	USD	5,245	(19)
Brown Brothers Harriman	03/27/19	GBP	177	USD	235	—
Brown Brothers Harriman	03/27/19	GBP	45,268	USD	59,225	(1,053)
Brown Brothers Harriman	03/27/19	ZAR	60,080	USD	4,333	71
Brown Brothers Harriman	03/27/19	ZAR	472	USD	33	—
Brown Brothers Harriman	03/27/19	USD	60,646	GBP	46,352	1,075
Brown Brothers Harriman	03/27/19	USD	603	GBP	451	(2)
Brown Brothers Harriman	03/27/19	USD	51	JPY	5,631	—
Brown Brothers Harriman	03/27/19	USD	83,723	JPY	9,266,434	(312)
Brown Brothers Harriman	03/27/19	USD	194	CNY	1,298	—
Brown Brothers Harriman	03/27/19	USD	84,241	CNY	562,572	(164)
Brown Brothers Harriman	03/27/19	USD	106,162	EUR	93,359	352
Brown Brothers Harriman	03/27/19	EUR	109,259	USD	124,243	(411)
Brown Brothers Harriman	03/27/19	CNY	394,926	USD	59,138	115
Brown Brothers Harriman	03/27/19	CNY	2,164	USD	323	—
Brown Brothers Harriman	03/27/19	HUF	731,811	USD	2,617	(27)
Brown Brothers Harriman	03/27/19	JPY	21,913,252	USD	197,997	745
Brown Brothers Harriman	03/27/19	JPY	121,495	USD	1,093	—

						$(54)

Percentages are based on Net Assets of $1,097,833 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CZK — Czech Koruna

CNY — Chinese Yuan Onshore

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	129

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

World Select Equity Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,042,852	$1,846	$–	$1,044,698
Preferred Stock	67	430	–	497
Cash Equivalent	22,733	–	–	22,733

Total Investments in Securities	$1,065,652	$2,276	$–	$1,067,928

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$148	$–	$–	$148
Futures Contracts*
Unrealized Appreciation	10,869	–	–	10,869
Unrealized Depreciation	(2,005)	–	–	(2,005)
Forwards Contracts*
Unrealized Appreciation	–	2,765	–	2,765
Unrealized Depreciation	–	(2,819)	–	(2,819)

Total Other Financial Instruments	$9,012	$(54)	$–	$8,958

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended February 28, 2019 there were no transfers in and out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$14,640	$210,853	$(202,760)	$22,733	$307

130	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.7%

Argentina — 2.7%
Banco Macro SA ADR	38,082	$1,923
Cablevision Holding SA GDR *	76,426	506
Central Puerto SA ADR	47,538	485
Corp America Airports SA *	293,663	2,323
Globant SA *	29,080	2,003
Grupo Financiero Galicia SA ADR	167,509	5,121
Grupo Supervielle SA ADR	335,497	2,993
IRSA Inversiones y Representaciones SA ADR *	61,250	840
IRSA Propiedades Comerciales SA ADR	1,698	38
Loma Negra Cia Industrial Argentina SA ADR *	63,640	715
MercadoLibre Inc	13,267	6,087
Pampa Energia SA ADR *	89,743	2,859
Telecom Argentina SA ADR	37,830	563
Transportadora de Gas del Sur SA ADR	75,500	1,097
YPF SA ADR	54,480	770
		28,323

Bangladesh — 0.4%
BRAC Bank Ltd *	3,399,368	3,285
Square Pharmaceuticals Ltd	355,628	1,158
		4,443

Botswana — 0.0%
Sechaba Breweries Holdings Ltd	116,590	221

Brazil — 4.0%
Ambev SA	234,800	1,078
Azul SA ADR *	28,765	856
Banco do Brasil SA	325,000	4,385
Banco Santander Brasil SA	76,300	920
CCR SA	310,600	1,184
Cosan Ltd, Cl A	23,000	264
Cosan SA	148,400	1,726
Embraer SA ADR	51,882	1,065
Engie Brasil Energia SA	132,750	1,467
Estacio Participacoes SA	195,600	1,443
Gerdau SA ADR	257,300	1,042
Hapvida Participacoes e Investimentos SA (A)	144,000	1,243
Instituto Hermes Pardini SA	209,715	1,073
JBS SA	505,400	1,823
Kroton Educacional SA	273,500	796
Linx SA	48,639	372
Lojas Renner SA	178,600	2,058
M Dias Branco SA	73,942	931
Magazine Luiza SA	16,800	773
Mahle-Metal Leve SA	146,865	1,024
Movida Participacoes SA	542,295	1,663
Notre Dame Intermedica Participacoes SA *	141,200	1,244
Petroleo Brasileiro SA ADR, Cl A (A)	89,000	1,275
Porto Seguro SA	28,505	426
Smiles Fidelidade SA	68,600	881

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
StoneCo Ltd, Cl A *	15,084	$459
Sul America SA	349,708	2,859
Suzano Papel e Celulose SA	118,200	1,513
Telefonica Brasil SA ADR	52,003	649
TOTVS SA	115,594	1,108
Vale SA ADR, Cl B	252,352	3,149
Via Varejo SA	446,100	550
		41,299

Canada — 1.0%
ERO Copper Corp *	41,413	518
First Quantum Minerals Ltd	282,936	3,242
Fortuna Silver Mines Inc *	273,876	1,024
Gran Tierra Energy Inc *	1,284,919	2,898
Parex Resources Inc *	180,132	2,786
		10,468

Chile — 0.7%
CAP SA	94,706	1,046
Cia Cervecerias Unidas SA ADR	43,184	1,240
Parque Arauco SA	205,192	564
Plaza SA	262,200	634
SMU SA *	4,073,721	1,098
Vina Concha y Toro SA	1,365,917	2,933
		7,515

China — 9.0%
Agricultural Bank of China Ltd, Cl H	3,436,000	1,646
Alibaba Group Holding Ltd ADR *	121,207	22,185
ANTA Sports Products Ltd	404,758	2,372
Baidu Inc ADR *	18,600	3,023
By-health Co Ltd, Cl A	613,500	1,920
China Communications Construction Co Ltd, Cl H	1,715,000	1,848
China Everbright Bank Co Ltd, Cl A	1,374,500	870
China International Travel Service Corp Ltd, Cl A	218,367	2,084
China Petroleum & Chemical Corp ADR	13,720	1,177
China Petroleum & Chemical Corp, Cl H	3,834,000	3,311
China Railway Construction Corp Ltd, Cl H	903,500	1,301
China Railway Group Ltd, Cl H	1,015,000	1,006
Chinese Universe Publishing and Media Group Co Ltd, Cl A	432,684	908
CLSA Global Markets Pte Ltd	261,140	789
Country Garden Holdings Co Ltd	1,418,000	1,868
Dongfeng Motor Group Co Ltd, Cl H	800,000	851
Fosun International Ltd	826,500	1,360
Guangzhou R&F Properties Co Ltd	1,070,800	2,003
Hangzhou Robam Appliances Co Ltd, Cl A	614,984	2,286
Hangzhou Tigermed Consulting Co Ltd, Cl A	184,000	1,548
Hollysys Automation Technologies Ltd	59,955	1,327
Huazhu Group Ltd ADR	36,604	1,284
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	433,273	1,752

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	131

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kingdee International Software Group Co Ltd	3,876,000	$4,197
Kweichow Moutai Co Ltd, Cl A	11,900	1,344
Maanshan Iron & Steel Co Ltd, Cl H	3,044,000	1,450
NetEase Inc ADR	8,729	1,948
New Oriental Education & Technology Group Inc ADR *	9,065	744
Noah Holdings Ltd ADR *	45,542	2,630
PetroChina Co Ltd, Cl H	842,000	557
Ping An Insurance Group Co of China Ltd, Cl H	562,000	5,917
Shanghai Oriental Pearl Group Co Ltd, Cl A	463,580	789
Shenzhou International Group Holdings Ltd	178,000	2,222
Silergy Corp	108,947	1,960
SINA Corp/China *	21,263	1,432
Sinopharm Group Co Ltd, Cl H	425,600	1,892
Sinotrans Ltd, Cl H	3,913,000	1,839
YY Inc ADR *	20,319	1,432
Zhaojin Mining Industry Co Ltd	1,119,000	1,193
Zhejiang Expressway Co Ltd, Cl H	2,000,000	2,087
Zhengzhou Yutong Bus Co Ltd, Cl A	277,000	583
		92,935

Colombia — 0.7%
Bancolombia SA ADR, Cl R	84,730	4,096
Canacol Energy Ltd *	430,406	1,451
CEMEX Latam Holdings SA *	817,821	1,339
Corp Financiera Colombiana SA *	679	5
Ecopetrol SA	637,254	646
		7,537

Columbia — 0.2%
Avianca Holdings SA ADR	371,603	1,795

Czech Republic — 0.3%
CEZ AS	32,137	780
Komercni banka as	49,485	2,081
		2,861

Egypt — 0.9%
Commercial International Bank Egypt SAE	366,812	1,470
Commercial International Bank Egypt SAE GDR	696,419	2,736
Credit Agricole Egypt SAE	559,780	1,462
Emaar Misr for Development SAE	9,394,391	1,919
Integrated Diagnostics Holdings PLC (A)	442,170	1,901
		9,488

Ghana — 0.0%
Scancom PLC	3,343,035	452

Greece — 0.5%
JUMBO SA	78,831	1,284
Motor Oil Hellas Corinth Refineries SA	29,443	717
National Bank of Greece SA *	1,537,204	2,783

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Star Bulk Carriers Corp *	64,839	$479
		5,263

Hong Kong — 11.1%
Agile Group Holdings Ltd	620,000	775
AIA Group Ltd	612,440	6,125
Anhui Conch Cement Co Ltd, Cl H	532,000	3,043
Bank of China Ltd, Cl H	9,284,000	4,329
Beijing Enterprises Holdings Ltd	203,000	1,191
Beijing Enterprises Water Group Ltd	1,364,000	817
China Conch Venture Holdings Ltd	412,000	1,375
China Construction Bank Corp, Cl H	16,152,000	14,362
China Everbright International Ltd	1,021,000	999
China Everbright Ltd	512,000	1,034
China Medical System Holdings Ltd	1,587,000	1,670
China Mengniu Dairy Co Ltd	521,000	1,609
China Merchants Port Holdings Co Ltd	62,000	130
China Mobile Ltd	211,000	2,220
China Mobile Ltd ADR	58,409	3,078
China Molybdenum Co Ltd, Cl H	1,887,000	904
China Overseas Grand Oceans Group Ltd	2,889,000	1,137
China Overseas Property Holdings Ltd	6,520,000	2,450
China Suntien Green Energy Corp Ltd, Cl H	6,966,000	1,935
China Water Affairs Group Ltd	124,000	129
CIFI Holdings Group Co Ltd	864,000	564
CIMC Enric Holdings Ltd	2,016,000	1,800
CITIC Ltd	807,000	1,227
CNOOC Ltd	2,804,000	4,837
Geely Automobile Holdings Ltd	206,000	387
Guangzhou Automobile Group Co Ltd, Cl H	833,600	1,025
Guotai Junan International Holdings Ltd	8,147,000	1,744
Hua Hong Semiconductor Ltd (A)	796,608	1,863
Industrial & Commercial Bank of China Ltd, Cl H	4,948,000	3,807
K Wah International Holdings Ltd	2,418,000	1,303
Kingboard Laminates Holdings Ltd	545,500	668
KWG Group Holdings Ltd	753,000	708
Lee & Man Paper Manufacturing Ltd	708,000	652
Lenovo Group Ltd	1,452,000	1,308
Luye Pharma Group Ltd (A)	1,047,000	782
Nissin Foods Co Ltd	3,191,000	1,667
O-Net Technologies Group Ltd *	792,000	451
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	681,800	1,532
Shenzhen Investment Ltd	1,832,000	684
Shimao Property Holdings Ltd	756,000	1,787
Sinotruk Hong Kong Ltd	608,000	1,106
SITC International Holdings Co Ltd	1,648,000	1,596
SSY Group Ltd	1,110,273	984
Tencent Holdings Ltd	527,528	22,567
TravelSky Technology Ltd, Cl H	1,026,000	2,973
WuXi AppTec Co Ltd, Cl H *(A)	289,500	3,159

132	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yangtze Optical Fibre and Cable Joint Stock Ltd Co, Cl H (A)	397,500	$1,415
Yuexiu Property Co Ltd	2,252,000	519
Zhongsheng Group Holdings Ltd	1,131,000	2,628
		115,055

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	117,979	1,378
OTP Bank Nyrt	14,490	613
		1,991

India — 6.2%
Adani Ports & Special Economic Zone Ltd	23,086	106
Asian Paints Ltd	81,510	1,610
Aurobindo Pharma Ltd	112,254	1,124
Bajaj Auto Ltd	64,602	2,635
Bata India Ltd	170,644	3,092
Biocon Ltd	136,298	1,191
Cipla Ltd/India	61,243	478
Crompton Greaves Consumer Electricals Ltd	388,117	1,146
Dr Reddy’s Laboratories Ltd	12,984	480
Eicher Motors Ltd	7,046	1,968
Endurance Technologies Ltd (A)	115,789	2,113
Exide Industries Ltd	254,049	785
Future Retail Ltd *	100,951	601
Godrej Consumer Products Ltd	139,836	1,323
Graphite India Ltd	29,864	173
HCL Technologies Ltd	132,228	1,959
HDFC Bank Ltd ADR	59,776	6,045
HEG Ltd	9,211	264
Hero MotoCorp Ltd	33,623	1,242
Hindalco Industries Ltd	589,210	1,622
Hindustan Petroleum Corp Ltd	65,121	204
Hindustan Unilever Ltd	185,031	4,507
ICICI Bank Ltd ADR	239,181	2,358
Indiabulls Housing Finance Ltd	127,808	1,177
Info Edge India Ltd	65,808	1,656
Infosys Ltd	322,016	3,324
ITC Ltd	161,451	627
Jubilant Foodworks Ltd	50,443	900
Larsen & Toubro Ltd	98,455	1,790
Mahindra & Mahindra Ltd	80,929	735
PVR Ltd	99,579	2,104
Radico Khaitan Ltd	42,865	218
REC Ltd	469,280	900
Reliance Capital Ltd	151,097	367
Reliance Industries Ltd	113,052	1,957
Reliance Infrastructure Ltd	6,538	11
State Bank of India	229,051	866
Tata Consultancy Services Ltd	47,847	1,334
Tata Steel Ltd	193,241	1,360
Titan Co Ltd	138,206	1,992
UPL Ltd	199,870	2,466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vedanta Ltd	496,113	$1,182
WNS Holdings Ltd ADR *	36,321	1,918
		63,910

Indonesia — 2.4%
Ace Hardware Indonesia Tbk PT	12,849,200	1,603
Bank Central Asia Tbk PT	1,071,300	2,100
Bank Negara Indonesia Persero Tbk PT	2,318,200	1,450
Bank Rakyat Indonesia Persero Tbk PT	4,439,000	1,215
Bank Tabungan Negara Persero Tbk PT	5,399,661	933
Bumi Serpong Damai Tbk PT *	22,126,900	2,131
Gudang Garam Tbk PT	117,100	711
Link Net Tbk PT	1,632,500	499
Malindo Feedmill Tbk PT	3,961,500	417
Matahari Department Store Tbk PT	1,558,800	637
Media Nusantara Citra Tbk PT	14,622,700	972
Medikaloka Hermina Tbk PT *	11,480,000	2,750
Pakuwon Jati Tbk PT	25,223,684	1,112
Pan Brothers Tbk PT	4,839,000	189
PP Persero Tbk PT	3,442,900	490
Semen Indonesia Persero Tbk PT	2,235,400	2,010
Surya Citra Media Tbk PT	3,569,600	444
Telekomunikasi Indonesia Persero Tbk PT ADR	71,257	1,965
Tiga Pilar Sejahtera Food Tbk *	6,565,800	78
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	2,768
		24,474

Ivory Coast — 0.1%
Sonatel SA	32,578	1,148

Kenya — 0.6%
ARM Cement Ltd	10	—
East African Breweries Ltd	1,191,907	2,293
Equity Group Holdings PLC/Kenya	7,182,593	2,957
Safaricom PLC	4,456,970	1,159
		6,409

Kuwait — 1.0%
Humansoft Holding Co KSC	94,591	935
Mabanee Co SAK	122,054	235
Mobile Telecommunications Co KSC	343,737	513
National Bank of Kuwait SAKP	2,858,728	8,215
		9,898

Luxembourg — 0.5%
Emirates NBD PJSC	208,820	533
Mouwasat Medical Services Co	100,528	2,035
Palm Hills Developments SAE	14,824,649	2,317
		4,885

Malaysia — 0.8%
AirAsia Group Bhd	1,413,200	963
CIMB Group Holdings Bhd	494,900	712
Malayan Banking Bhd	969,969	2,273

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	133

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Petronas Dagangan Bhd	141,600	$930
Serba Dinamik Holdings Bhd	1,881,300	1,827
Tenaga Nasional Bhd	364,500	1,203
		7,908

Mauritius — 0.1%
MCB Group Ltd	168,990	1,418

Mexico — 2.1%
Alfa SAB de CV, Cl A	1,545,800	1,758
America Movil SAB de CV ADR, Ser L, Cl L	20,235	291
Arca Continental SAB de CV	49,300	279
Banco del Bajio SA (A)	318,880	619
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl B	277,300	381
Becle SAB de CV	1,314,235	1,852
Gruma SAB de CV, Ser B, Cl B	148,425	1,609
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	213,554	1,218
Grupo Aeroportuario del Sureste SAB de CV ADR	12,941	2,191
Grupo Financiero Banorte SAB de CV, Ser O	479,500	2,612
Grupo Mexico SAB de CV, Ser B	345,000	867
Megacable Holdings SAB de CV	98,500	451
Mexichem SAB de CV	456,117	1,110
Regional SAB de CV	387,173	2,025
Wal-Mart de Mexico SAB de CV	1,598,590	4,140
		21,403

Morocco — 0.4%
Attijariwafa Bank	29,720	1,394
Label Vie	6,546	1,474
Societe d’Exploitation des Ports	38,140	707
		3,575

Netherlands — 0.2%
SBM Offshore NV	86,636	1,637

Nigeria — 0.6%
Guaranty Trust Bank PLC	11,881,030	1,164
SEPLAT Petroleum Development Co Plc	734,571	1,261
Zenith Bank PLC	49,695,748	3,292
		5,717

Oman — 0.1%
Bank Muscat SAOG	921,502	991

Panama — 0.2%
Copa Holdings SA, Cl A	28,793	2,539

Peru — 1.4%
Alicorp SAA	512,528	1,744
Cementos Pacasmayo SAA	531,678	1,050
Credicorp Ltd	46,041	11,192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ferreycorp SAA	1,298,960	$967
		14,953

Philippines — 3.5%
Alliance Global Group Inc	13,390,980	3,547
Ayala Corp	261,799	4,682
Ayala Land Inc	2,395,300	2,038
Bank of the Philippine Islands	986,290	1,602
BDO Unibank Inc	1,803,544	4,450
Bloomberry Resorts Corp	9,922,843	2,187
Cebu Air Inc	670,040	1,089
East West Banking Corp *	2,254,500	546
Emperador Inc	5,808,500	853
Globe Telecom Inc	10,900	400
Manila Electric Co	72,070	512
Megawide Construction Corp	3,995,918	1,545
Puregold Price Club Inc	1,968,303	1,791
Robinsons Land Corp	11,904,032	5,386
Robinsons Retail Holdings Inc	1,669,880	2,825
Security Bank Corp	93,130	299
Wilcon Depot Inc	8,866,600	2,530
		36,282

Poland — 1.0%
11 bit studios SA *	518	38
Bank Millennium SA *	351,610	805
Dino Polska SA *(A)	28,723	813
Eurocash SA	247,213	1,333
Grupa Lotos SA	25,657	646
Kernel Holding SA	152,020	1,990
Polski Koncern Naftowy ORLEN SA	65,229	1,759
Powszechny Zaklad Ubezpieczen SA	241,972	2,613
		9,997

Qatar — 0.1%
Industries Qatar QSC	2,893	106
Qatar Navigation QSC	68,560	1,271
		1,377

Romania — 0.4%
Banca Transilvania SA	8,396,377	3,828
BRD-Groupe Societe Generale SA	151,840	434
		4,262

Russia — 2.4%
Gazprom PJSC ADR	811,553	3,850
LUKOIL PJSC ADR	80,340	6,689
Mobile TeleSystems PJSC ADR	177,651	1,373
Sberbank of Russia PJSC ADR	479,358	6,115
Yandex NV, Cl A *	184,169	6,336
		24,363

Singapore — 0.1%
First Resources Ltd	588,670	745

134	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

South Africa — 2.8%
Absa Group Ltd	84,979	$1,091
African Rainbow Minerals Ltd	97,589	1,164
AngloGold Ashanti Ltd ADR	99,679	1,412
Aspen Pharmacare Holdings Ltd	79,500	788
Barloworld Ltd	178,542	1,601
Bidvest Group Ltd/The	47,309	700
Capitec Bank Holdings Ltd	31,495	2,926
Clicks Group Ltd	178,578	2,295
Exxaro Resources Ltd	113,497	1,225
FirstRand Ltd	319,035	1,459
Impala Platinum Holdings Ltd *	425,529	1,822
Liberty Holdings Ltd	38,629	283
Life Healthcare Group Holdings Ltd	636,134	1,224
MultiChoice Group Ltd *	9,426	70
Naspers Ltd, Cl N	9,426	2,042
Nedbank Group Ltd	88,967	1,800
Netcare Ltd	198,851	360
Old Mutual Ltd	697,603	1,154
Pick n Pay Stores Ltd	34,280	169
RMB Holdings Ltd	202,442	1,154
Sanlam Ltd	34,251	192
SPAR Group Ltd/The	73,614	1,046
Standard Bank Group Ltd	154,811	2,133
Truworths International Ltd	233,753	1,215
		29,325

South Korea — 8.9%
Cafe24 Corp *	23,479	2,465
Cheil Worldwide Inc	90,469	2,015
CJ Freshway Corp	26,643	744
CJ Logistics Corp *	8,619	1,456
Daelim Industrial Co Ltd	9,593	798
Dentium Co Ltd *	7,462	413
DGB Financial Group Inc	45,077	340
Douzone Bizon Co Ltd	76,113	2,876
Duk San Neolux Co Ltd *	67,842	1,140
Fila Korea Ltd	59,575	2,945
GS Engineering & Construction Corp	44,954	1,711
Hana Financial Group Inc	69,038	2,385
Hanwha Chemical Corp	75,859	1,578
Hanwha Corp	38,716	1,107
Hyundai Marine & Fire Insurance Co Ltd	77,624	2,602
Iljin Materials Co Ltd *	41,509	1,504
Kangwon Land Inc	27,654	760
KB Financial Group Inc	103,079	4,065
Kia Motors Corp	47,316	1,538
Korean Air Lines Co Ltd	15,202	497
KT&G Corp	16,184	1,518
LG Corp	27,246	1,817
LG Display Co Ltd ADR	78,013	737
LG Electronics Inc	20,655	1,295

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG Uplus Corp	86,382	$1,152
Lotte Chemical Corp	7,714	2,188
Lotte Shopping Co Ltd	4,956	842
Medy-Tox Inc	3,781	1,836
Meritz Securities Co Ltd	443,975	1,814
NCSoft Corp	10,149	4,160
POSCO	7,607	1,779
POSCO ADR	28,324	1,651
Samsung Electronics Co Ltd	502,749	20,160
Samsung Fire & Marine Insurance Co Ltd	2,326	623
SK Hynix Inc	68,226	4,246
SK Innovation Co Ltd	20,925	3,498
SK Materials Co Ltd	9,115	1,383
SK Telecom Co Ltd	19,715	4,566
Soulbrain Co Ltd	24,496	1,115
WONIK IPS Co Ltd *	72,066	1,477
Woori Financial Group Inc	86,922	1,144
		91,940

Spain — 0.2%
Prosegur Cash SA (A)	810,576	1,906

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	855,828	501
Hatton National Bank PLC	900,000	970
Hemas Holdings PLC	691,080	311
John Keells Holdings PLC	1,603,335	1,421
		3,203

Taiwan — 7.3%
Accton Technology Corp	115,000	405
Airtac International Group	257,630	3,193
Asia Cement Corp	2,308,000	2,911
ASMedia Technology Inc	128,000	2,438
Catcher Technology Co Ltd	413,000	3,134
Cathay Financial Holding Co Ltd	1,180,000	1,733
Chailease Holding Co Ltd	829,260	3,260
China Development Financial Holding Corp	1,503,000	486
Chlitina Holding Ltd	272,000	2,461
Compal Electronics Inc	180,000	112
Delta Electronics Inc	81,000	404
Elan Microelectronics Corp	572,000	1,664
Formosa Plastics Corp	412,000	1,371
Fubon Financial Holding Co Ltd	2,190,000	3,236
Hon Hai Precision Industry Co Ltd	592,912	1,400
Inventec Corp	3,168,000	2,450
Lite-On Technology Corp	620,862	898
Merida Industry Co Ltd	327,000	1,711
Nanya Technology Corp	209,000	422
Novatek Microelectronics Corp	330,000	1,830
Parade Technologies Ltd	117,000	2,071
Pegatron Corp	563,000	965
Powertech Technology Inc	401,000	932

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	135

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Realtek Semiconductor Corp	335,000	$1,928
Taiwan FamilyMart Co Ltd/Taiwan	276,000	2,091
Taiwan Semiconductor Manufacturing Co Ltd	1,024,000	7,892
Taiwan Semiconductor Manufacturing Co Ltd ADR	437,673	17,091
TCI Co Ltd	23,285	356
Tong Hsing Electronic Industries Ltd	360,000	1,242
TSC Auto ID Technology Co Ltd	117,000	924
Wistron Corp	2,185,892	1,517
WPG Holdings Ltd	158,040	204
Yageo Corp	73,000	821
Yuanta Financial Holding Co Ltd	2,787,000	1,579
		75,132

Thailand — 3.0%
Advanced Info Service PCL	160,500	927
Charoen Pokphand Foods PCL	1,569,200	1,307
CP ALL PCL	1,901,800	4,692
Home Product Center PCL	5,725,600	2,725
Kiatnakin Bank PCL	434,800	973
Minor International PCL	804,000	989
Minor International PCL NVDR	3,184,436	3,916
PTT PCL	2,119,000	3,261
Robinson PCL	196,300	402
Sansiri PCL	1,502,800	66
Siam Cement PCL/The	179,100	2,694
Srisawad Corp PCL	1,317,300	2,101
Thai Oil PCL	778,065	1,784
Thanachart Capital PCL	646,900	1,144
Tisco Financial Group PCL	398,400	1,106
TOA Paint Thailand PCL	2,113,518	2,347
VGI Global Media PCL	3,101,600	768
		31,202

Turkey — 1.3%
Arcelik AS	399,847	1,561
Eregli Demir ve Celik Fabrikalari TAS	476,577	833
Ford Otomotiv Sanayi AS	57,752	600
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl D *	1,797,235	893
Mavi Giyim Sanayi Ve Ticaret AS, Cl B	98,811	769
MLP Saglik Hizmetleri AS, Cl B *(A)	564,281	1,470
Petkim Petrokimya Holding AS	863,107	892
Tekfen Holding AS	311,948	1,544
Turkcell Iletisim Hizmetleri AS	1,576,800	4,227
Turkiye Garanti Bankasi AS	532,149	890
		13,679

United Arab Emirates — 1.6%
Aldar Properties PJSC	5,263,272	2,551
Dubai Islamic Bank PJSC	1,977,653	2,811
Emaar Development PJSC	5,237,801	5,561
Emaar Properties PJSC	3,979,050	5,308

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ras Al Khaimah Ceramics	1,374,931	$741
		16,972

United Kingdom — 3.8%
Avast PLC (A)	132,014	542
Centamin PLC	177,867	216
Ferrexpo PLC	203,540	703
Georgia Healthcare Group PLC *(A)	121,360	332
Halyk Savings Bank of Kazakhstan JSC GDR	633,079	7,217
KAZ Minerals PLC	343,004	3,026
Magnitogorsk Iron & Steel Works PJSC GDR	74,364	644
MHP SE GDR	91,630	1,008
NAC Kazatomprom JSC GDR	264,058	3,902
NMC Health PLC	71,320	2,565
Nova Ljubljanska Banka dd GDR	186,122	2,609
Polyus PJSC GDR	10,523	431
Saudi British Bank/The	104,520	1,007
SEPLAT Petroleum Development Co Plc (A)	174,636	279
TBC Bank Group PLC	35,090	702
Tullow Oil PLC	1,868,460	5,480
Vivo Energy PLC (A)	2,070,511	3,506
Wizz Air Holdings PLC *	128,752	5,208
		39,377

United States — 0.5%
EPAM Systems Inc *	14,090	2,279
Liberty Latin America Ltd, Cl C *	78,593	1,524
Livent Corp *	112,350	1,438
		5,241

Vietnam — 2.1%
FPT Corp	281,796	537
Ho Chi Minh City Development Joint Stock Commercial Bank	2,390,700	3,091
Hoa Phat Group JSC *	475,398	689
Military Commercial Joint Stock Bank *	3,514,329	3,257
Vietnam Dairy Products JSC	666,904	4,056
Vietnam Prosperity JSC Bank *	1,847,141	1,648
Vietnam Technological & Commercial Joint Stock Bank *	1,946,150	2,223
Vincom Retail JSC *	2,186,159	3,110
Vinhomes JSC *(A)	701,437	2,645
		21,256

Total Common Stock (Cost $812,554) ($ Thousands)		906,770

PREFERRED STOCK — 2.3%

Brazil — 1.4%
Banco Bradesco SA (B)	111,118	1,281
Banco do Estado do Rio Grande do Sul SA (B)	19,800	132
Braskem SA (B)	116,900	1,693
Cia Brasileira de Distribuicao (B)	71,900	1,785

136	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Cia Paranaense de Energia (B)	56,900	$547
Itau Unibanco Holding SA (B)	58,350	551
Itausa - Investimentos Itau SA (B)	1,918,569	6,328
Marcopolo SA (B)	857,500	919
Petroleo Brasileiro SA (B)	30,400	218
Telefonica Brasil SA (B)	72,900	914
		14,368

Colombia — 0.7%
Banco Davivienda SA (B)	576,917	7,090
Grupo Aval Acciones y Valores SA (B)	890,150	344
		7,434

South Korea — 0.2%
Samsung Electronics Co Ltd (B)	58,363	1,868

Total Preferred Stock (Cost $18,062) ($ Thousands)		23,670

	Number of Participation Notes

PARTICIPATION NOTES — 1.6%

India — 0.4%
Jamna Auto, Expires 06/17/2021	96,576	73
VIP Industrials, Expires 12/17/2019	286,529	1,637
Voltas, Expires 05/28/2020	252,486	2,004
		3,714

Luxembourg — 0.1%
Hoa Phat Group JSC, Expires 11/20/2020	879,554	1,258

Pakistan — 0.2%
United Bank, Expires 03/29/2019	1,645,043	1,590

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)

Saudi Arabia — 0.2%
HSBC Bank Savola Group, Expires 01/24/2020	297,222	$2,495

United Kingdom — 0.1%
HSBC, Expires 07/20/2020	96,913	1,494

United States — 0.4%
FPT Corp, Expires 09/10/2018	2,044,690	3,847

Vietnam — 0.2%
Military Commercial Joint Stock Bank, Expires 04/20/2017	1,550,684	1,419
Mobile World Investment, Expires 08/15/2017	253,453	937
		2,356

Total Participation Notes (Cost $15,773) ($ Thousands)		16,754

	Shares

EXCHANGE TRADED FUND — 0.1%

United States — 0.1%
iShares Core MSCI Emerging Markets ETF	26,480	1,354

Total Exchange Traded Fund (Cost $1,369) ($ Thousands)		1,354

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	20,435,034	20,435

Total Cash Equivalent (Cost $20,435) ($ Thousands)		20,435

Total Investments in Securities — 93.7% (Cost $868,193) ($ Thousands)		$968,983

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional Amount	Value	Appreciation
Type of Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
MSCI Emerging Markets	1,180	Mar-2019	$59,901	$61,756	$1,855

Percentages are based on Net Assets of $1,034,436 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	137

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Equity Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$906,366	$404	$–	$906,770
Preferred Stock	23,670	–	–	23,670
Participation Notes	10,804	5,950	–	16,754
Exchange Traded Fund	1,354	–	–	1,354
Cash Equivalent	20,435	–	–	20,435

Total Investments in Securities	$962,629	$6,354	$–	$968,983

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,855	$–	$–	$1,855

Total Other Financial Instruments	$1,855	$–	$–	$1,855

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2019 ($ Thousands).

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, CI F	$ 6,520	$ 105,294	$(91,379)	$ 20,435	$ 186

138	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 43.0%

Agency Mortgage-Backed Obligations — 2.8%
FHLMC ARM
5.093%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	$1,059	$1,130
4.325%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	953	1,001
FHLMC CMO, Ser 2007-3311, Cl FN
2.789%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	446	446
FHLMC CMO, Ser 2011-3891, Cl BF
3.039%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	986	992
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	45	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
2.801%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	255	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.172%, 11/25/2020 (A)	100,469	357
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.344%, 01/25/2022 (A)	13,803	424
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.294%, 02/25/2023 (A)	146,825	1,406
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.728%, 05/25/2019 (A)	22,189	30
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	316	326
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.140%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	654	660
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
6.290%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	725	766
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.690%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	4,984	4,999
FNMA
6.000%, 09/01/2039 to 04/01/2040	566	626
4.500%, 10/01/2024	889	913
3.000%, 05/01/2022 to 12/01/2030	1,966	1,971

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
4.657%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.348%, 04/01/2034	$632	$665
4.620%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	263	276
4.570%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.206%, 10/01/2024	48	51
4.559%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	234	246
4.527%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	499	525
4.504%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.140%, 10/01/2033	514	539
4.464%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.242%, 08/01/2034	907	954
4.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.202%, 05/01/2035	366	384
4.425%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	291	305
4.393%, VAR ICE LIBOR USD 6 Month+1.572%, 07/01/2034	228	236
4.388%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.190%, 07/01/2036	947	994
4.270%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	898	935
4.227%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	679	709
4.196%, VAR ICE LIBOR USD 12 Month+1.609%, 06/01/2035	380	396
4.175%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	190	200
4.003%, VAR ICE LIBOR USD 12 Month+1.561%, 06/01/2035	287	298
3.978%, VAR ICE LIBOR USD 6 Month+1.434%, 03/01/2035	774	796
FNMA CMO, Ser 2010-87, Cl PF
2.890%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,247	1,249
FNMA CMO, Ser 2011-63, Cl FG
2.940%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	891	894
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	7,275	693
FNMA CMO, Ser 2013-96, Cl FW
2.890%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	954	954

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	139

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$22	$22
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.640%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	299	300
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	584	116
FNMA, Ser 2017-M13, Cl FA
2.903%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	546	545
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.358%, 05/25/2045 (A)(B)	190	190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.358%, 05/25/2045 (A)(B)	1,110	1,107
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.008%, 10/25/2047 (A)(B)	230	229
GNMA ARM
4.080%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,765	1,806
4.049%, VAR ICE LIBOR USD 1 Month+1.692%, 12/20/2060	2,178	2,251
3.793%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.127%, 11/20/2060	1,588	1,618
3.369%, VAR ICE LIBOR USD 1 Month+1.047%, 12/20/2060	2,220	2,266
GNMA CMO, Ser 2002-66, Cl FC
2.881%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	657	658
GNMA, Ser 171, Cl IO, IO
0.870%, 11/16/2055 (A)	21,769	1,280
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
3.073%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	287	289
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.963%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	88	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.913%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	$183	$183
		41,594

Non-Agency Mortgage-Backed Obligations — 40.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
4.025%, VAR LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	2,992
ABFC Trust, Ser 2002-NC1, Cl M1
3.510%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	3,304	3,294
ABFC Trust, Ser 2004-OPT5, Cl M1
3.615%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	98	91
ABFC Trust, Ser 2005-OPT1, Cl M1
3.180%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	1,809	1,806
ABFC Trust, Ser 2005-WF1, Cl M1
3.030%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	2,621	2,613
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.170%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	51	51
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
3.150%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	787	787
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 09/25/2036	6,287	6,107
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
2.760%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	995
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
4.365%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	2,643	2,626
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
3.540%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	3,979	3,963
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.815%, 06/25/2035 (A)	48	48

140	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
3.390%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	$2,234	$2,239
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
2.960%, VAR ICE LIBOR USD 1 Month+0.470%, 08/25/2035	60	60
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.940%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,534	2,536
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	521	515
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.990%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,701	2,525
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
4.312%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	563	563
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
3.180%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1,250	1,251
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
2.940%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	2,892	2,892
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.990%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	2,125	2,124
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	2	2
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	207	204
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	234	234
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	2,942	2,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	$41	$41
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	173	171
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	2,352	2,350
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(B)	355	355
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, Cl M1
3.539%, VAR ICE LIBOR USD 1 Month+1.050%, 01/15/2034	2,836	2,813
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
3.464%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	814	814
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
3.339%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	700	697
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl E
6.007%, 09/10/2045 (A)(B)	1,140	1,178
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
6.170%, 02/10/2051 (A)	1,931	1,946
Banc of America Funding, Ser 2004-C, Cl 2A2
5.110%, 12/20/2034 (A)	10	9
Banc of America Funding, Ser 2005-F, Cl 4A1
4.375%, 09/20/2035 (A)	86	79
Banc of America Funding, Ser 2006-D, Cl 3A1
3.933%, 05/20/2036 (A)	68	65
Banc of America Funding, Ser 2006-I, Cl 1A1
4.426%, 12/20/2036 (A)	2,997	3,074
Banc of America Funding, Ser 2010-R5, Cl 4A3
3.993%, 08/26/2036 (A)(B)	613	612
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
4.686%, 12/25/2033 (A)	1,182	1,176
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
4.821%, 02/25/2034 (A)	1,563	1,561
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
4.167%, 04/25/2034 (A)	687	694
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.189%, 05/25/2034 (A)	723	732

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	141

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
5.079%, 01/25/2035 (A)	$189	$191
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.521%, 02/25/2035 (A)	32	32
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
3.360%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	1,077	1,056
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
3.030%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	5,194	5,139
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
3.045%, VAR LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	2,918	2,879
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
3.990%, VAR LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	228	225
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
3.015%, VAR LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	1,679	1,634
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
3.130%, VAR LIBOR USD 1 Month+0.640%, 11/25/2035 (B)	965	912
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
2.790%, VAR LIBOR USD 1 Month+0.300%, 01/25/2036 (B)	2,673	2,541
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A1
2.720%, VAR LIBOR USD 1 Month+0.230%, 07/25/2036 (B)	971	928
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
2.770%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	1,665	1,595
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
2.720%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	744	715
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
2.710%, VAR LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,673	1,568

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
2.760%, VAR LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	$627	$586
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (B)	103	103
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	821	817
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
3.519%, VAR LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,950
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.339%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	994
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
3.610%, VAR LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,972
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
4.172%, 12/25/2033 (A)	1,449	1,451
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
4.368%, 08/25/2034 (A)	2,397	2,426
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.744%, 01/25/2034 (A)	3,201	3,240
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
4.407%, 04/25/2034 (A)	1,706	1,712
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
4.225%, 04/25/2034 (A)	378	380
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.719%, 05/25/2034 (A)	1,439	1,403
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.100%, 07/25/2034 (A)	1,464	1,469
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.386%, 07/25/2034 (A)	1,497	1,486
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.714%, 11/25/2034 (A)	1,258	1,275
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (A)	2,550	2,576
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (A)	1,366	1,366
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.863%, 06/11/2050 (A)(B)	1,848	1,855
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.467%, 01/12/2045 (A)	727	727
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
2.790%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	22	21

142	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/2052	$2,381	$2,504
BX Commercial Mortgage Trust, Ser 2018-IND, Cl D
3.789%, VAR LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	980	982
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
3.239%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	299	299
BX Trust, Ser 2017-APPL, Cl B
3.639%, VAR LIBOR USD 1 Month+1.150%, 07/15/2034 (B)	4,337	4,318
BX Trust, Ser 2017-SLCT, Cl C
3.889%, VAR LIBOR USD 1 Month+1.400%, 07/15/2034 (B)	4,250	4,247
BX Trust, Ser 2018-BIOA, Cl D
3.810%, VAR LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	1,990
BX Trust, Ser 2018-BIOA, Cl C
3.610%, 03/15/2037	2,939	2,915
BX Trust, Ser 2018-MCSF, Cl A
3.066%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (B)	565	556
BX Trust, Ser 2018-MCSF, Cl B
3.294%, VAR LIBOR USD 1 Month+0.806%, 04/15/2035 (B)	2,000	1,959
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl E
4.639%, VAR LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	4,090	4,108
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
3.739%, VAR LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	3,000	3,009
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
4.089%, VAR LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,500	2,506
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
3.459%, VAR LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,400	2,395
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
4.292%, 12/25/2035 (A)	781	760
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
4.255%, 02/25/2037 (A)	558	561
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
4.621%, 02/25/2037 (A)	600	609

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
4.516%, 07/25/2037 (A)	$910	$930
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
4.443%, 01/19/2034 (A)	1,531	1,523
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
3.593%, 07/25/2034 (A)	1,032	1,029
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	6
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
3.889%, VAR LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	2,000
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	843	838
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
3.840%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	2,063	2,077
Citicorp Mortgage Securities REMIC Pass- Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	14	14
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl G
5.387%, 10/15/2041 (A)(B)	2,000	2,006
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.189%, 03/15/2049 (A)	1,483	1,532
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
3.319%, VAR LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,980
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
4.860%, 05/25/2035 (A)	1,087	1,112
Citigroup Mortgage Loan Trust, Ser 2005-OPT4, Cl M4
3.070%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2035	3,404	3,414
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
4.520%, 04/25/2037 (A)	475	441
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
2.840%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	564	563
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
2.760%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	783	778

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	143

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CLNS Trust, Ser 2017-IKPR, Cl C
3.617%, VAR LIBOR USD 1 Month+1.100%, 06/11/2032 (B)	$4,000	$3,986
Cold Storage Trust, Ser 2017-ICE3, Cl D
4.589%, VAR LIBOR USD 1 Month+2.100%, 04/15/2036 (B)	4,897	4,904
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (B)	123	122
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	266	265
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	63	63
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	172	171
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)	1,084	1,079
COLT Mortgage Loan Trust, Ser 2017-1, Cl A2
2.819%, 05/27/2047 (A)(B)	602	597
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (A)(B)	1,086	1,080
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	192	190
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	670	665
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	158	159
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	451	452
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	3,158	3,165
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.683%, 08/10/2046 (A)	39,755	1,054
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.625%, 02/10/2047 (A)	34,068	869
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	676	676
COMM Mortgage Trust, Ser 2014-PAT, Cl C
4.148%, VAR LIBOR USD 1 Month+1.650%, 08/13/2027 (B)	2,000	1,998
COMM Mortgage Trust, Ser 2014-TWC, Cl D
4.748%, VAR LIBOR USD 1 Month+2.250%, 02/13/2032 (B)	3,435	3,439
COMM Mortgage Trust, Ser 2014-TWC, Cl A
3.348%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	5,000	5,003
Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl H
5.774%, 02/15/2039 (A)(B)	515	517
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.749%, 01/15/2049 (A)	276	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
4.356%, 09/25/2034 (A)	$637	$643
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	289	290
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
2.790%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	2,110	2,041
CSABS, Ser 2018-LD1, Cl A
3.420%, 07/25/2024	87	87
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.262%, 06/25/2034 (A)	3,404	3,466
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
3.489%, VAR LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,090
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
3.292%, VAR LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,784	2,776
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.054%, 07/10/2044 (A)(B)	22,579	419
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,700	1,743
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	61	60
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	153	150
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	192	191
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	256	254
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	432	435
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
3.030%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	1,165	1,163
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.656%, 06/27/2037 (A)(B)	1,577	1,594
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
6.590%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	1,339	1,457

144	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
6.240%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	$1,597	$1,781
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
7.240%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	2,531	2,795
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
6.640%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	2,478	2,660
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.090%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	805	817
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
6.190%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	992	1,111
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
7.190%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,550	1,817
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.290%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	669	683
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.490%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	859	866
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.690%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	1,613	1,620
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
3.690%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	3,382	3,402
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M1
3.240%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2030	3,398	3,396
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	1,684	1,684
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
3.315%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	1,520	1,523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M5
3.465%, VAR ICE LIBOR USD 1 Month+0.975%, 04/25/2035	$7,609	$7,576
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
3.390%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	2,026	2,029
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
2.730%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	31	30
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
4.161%, 05/25/2035 (A)	164	164
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	368	371
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.390%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	4,049	4,570
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.790%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	2,601	2,613
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M1
3.790%, VAR ICE LIBOR USD 1 Month+1.300%, 05/25/2029	512	512
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.790%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	1,829	1,836
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	2,766	2,772
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
3.340%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	3,345	3,347
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M1
3.040%, VAR ICE LIBOR USD 1 Month+0.550%, 01/25/2030	1,089	1,088
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M1
3.170%, VAR ICE LIBOR USD 1 Month+0.680%, 10/25/2030	3,719	3,715
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
3.040%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	419	418

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	145

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl CFX
3.382%, 12/15/2034 (A)(B)	$3,182	$3,163
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	2,707	2,704
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
4.713%, 12/19/2033 (A)	279	282
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	952	939
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	354	350
Great Wolf Trust, Ser 2017-WOLF, Cl C
3.959%, VAR LIBOR USD 1 Month+1.320%, 09/15/2034 (B)	5,000	4,997
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.692%, 07/10/2038 (A)	1,228	1,231
GS Mortgage Securities II Trust, Ser 2018- CHLL, Cl D
4.139%, VAR LIBOR USD 1 Month+1.650%, 02/15/2037 (B)	837	836
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.083%, 12/10/2043 (A)(B)	34,157	71
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	7	7
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.660%, 03/10/2044 (A)(B)	24,364	285
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.130%, 04/10/2034 (A)(B)	1,000	1,007
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
3.789%, VAR LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,736
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
3.189%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	534
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
2.810%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,723
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.808%, 01/25/2035 (A)	137	137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.480%, 04/25/2035 (A)	$491	$492
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
4.123%, 09/25/2035 (A)	364	367
HarborView Mortgage Loan Trust, Ser 2004- 6, Cl 4A
4.702%, 08/19/2034 (A)	1,718	1,753
HarborView Mortgage Loan Trust, Ser 2004- 7, Cl 2A1
4.397%, 11/19/2034 (A)	77	77
HarborView Mortgage Loan Trust, Ser 2005- 9, Cl 2A1A
2.825%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,556	2,522
Hilton Orlando Trust, Ser 2018-ORL, Cl B
3.539%, VAR LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,880
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038 (A)(B)	3,910	3,824
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,514
Home Equity Asset Trust, Ser 2004-1, Cl M1
3.435%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	4,242	4,212
Home Equity Asset Trust, Ser 2005-5, Cl M2
3.255%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	1,622	1,622
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.940%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,281	3,283
Home Equity Asset Trust, Ser 2005-8, Cl M1
2.920%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2036	2,218	2,218
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.880%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	4,011
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	1,678	1,690
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
4.914%, VAR LIBOR USD 1 Month+2.150%, 08/05/2034 (B)	2,000	2,009
Hudson’s Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
5.314%, VAR LIBOR USD 1 Month+2.550%, 08/05/2034 (B)	3,435	3,433
Impac CMB Trust, Ser 2004-10, Cl 4M1
3.390%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	96	89

146	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2004-6, Cl 1A2
3.270%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	$2,448	$2,389
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
2.740%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	616	605
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
4.472%, 07/25/2037 (A)	1,759	1,599
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
2.730%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	688	668
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	1,713	1,736
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	3,856	3,961
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl E
5.567%, 08/12/2037 (A)	2,000	2,041
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/2037 (A)	455	461
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	819	825
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
5.559%, 05/15/2045 (A)(B)	847	849
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl C
6.297%, 02/12/2051 (A)(B)	600	606
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
0.943%, 02/15/2046 (A)(B)	16,117	258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	2,994
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	42	41
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.865%, 06/25/2035 (A)	799	803
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.865%, 06/25/2035 (A)	807	812
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
4.495%, 07/25/2035 (A)	2,535	2,548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.619%, 11/25/2033 (A)	$305	$313
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.442%, 07/25/2035 (A)	1,720	1,751
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
4.564%, 07/25/2035 (A)	425	437
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.689%, 07/25/2035 (A)	1,071	1,101
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.937%, 06/25/2037 (A)	67	62
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.260%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	312	312
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	1,500	1,510
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (A)	45	45
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
3.240%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	1,212	1,198
LSTAR Securities Investment, Ser 2017-7, Cl A
4.259%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (B)	96	96
LSTAR Securities Investment, Ser 2017-8, Cl A
4.159%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (B)	208	209
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.421%, 07/25/2035 (A)	51	48
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,871	1,966
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
3.142%, 10/20/2029 (A)	263	267
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
3.189%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,516	1,514
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
3.110%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	1,018	1,013

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	147

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	$591	$574
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.277%, 12/25/2034 (A)	1,373	1,372
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.950%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,156	1,117
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
4.455%, 02/25/2035 (A)	676	696
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
4.455%, 02/25/2035 (A)	910	921
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
4.455%, 02/25/2035 (A)	3,254	3,353
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.519%, 07/25/2035 (A)	522	418
Merrill Lynch Mortgage Investors Trust, Ser 2005-SL3, Cl M1
3.180%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2036	1,071	1,058
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
2.860%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,441
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.769%, 01/25/2037 (A)	3,693	3,774
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	275	270
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	170	168
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	602	589
Morgan Stanley Capital I Trust, Ser 2004-HE7, Cl M1
3.390%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,756	2,742
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.152%, 08/12/2041 (A)(B)	1,690	1,741
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	2,883	2,915

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.889%, VAR LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	$3,400	$3,396
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
4.439%, VAR LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,442	3,427
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
3.389%, VAR LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,970
Morgan Stanley Capital I Trust, Ser T27, Cl AJ
5.946%, 06/11/2042 (A)	1,941	2,043
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
3.350%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	2,823	2,802
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.625%, 11/25/2034 (A)	762	766
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
4.521%, 10/25/2034 (A)	2,024	2,019
MortgageIT Trust, Ser 2005-1, Cl 2A
3.759%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	1,425	1,416
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	672	662
Motel 6 Trust, Ser 2017-MTL6, Cl A
3.409%, VAR LIBOR USD 1 Month+0.920%, 08/15/2034 (B)	2,776	2,763
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
3.349%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	611	588
MSCG Trust, Ser 2018-SELF, Cl A
3.389%, VAR LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	244
MSCG Trust, Ser 2018-SELF, Cl D
4.139%, VAR LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,084
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (B)	2,457	2,377
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.343%, 09/13/2039 (A)(B)	27,151	745
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.050%, 09/13/2039 (A)(B)	16,790	123
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
3.389%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	455

148	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
3.000%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	$3,397	$3,391
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (B)	375	374
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	2,024	2,028
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	2,526	2,544
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	356	361
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.990%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	3,148	3,196
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	857	862
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	1,219	1,236
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.880%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,434
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	53	54
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
3.630%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,958	1,973
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
3.590%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	2,294	2,296
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
4.084%, 04/26/2037 (A)(B)	441	446
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
3.242%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	2,415	2,392
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
4.609%, 02/26/2036 (A)(B)	2,731	2,757

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
4.215%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	$1,851	$1,864
OBX Trust, Ser 2018-1, Cl A2
3.140%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	3,578	3,543
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 11/25/2048 (A)(B)	1,884	1,895
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	648	656
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,259
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	1,924
Option One Mortgage Loan Trust, Ser 2003-4, Cl A1
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,387	1,374
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
2.590%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	450	268
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
4.759%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	699	682
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M2
3.150%, VAR ICE LIBOR USD 1 Month+0.660%, 08/25/2035	797	798
Pretium Mortgage Credit Partners, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (B)	440	438
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
4.388%, 08/25/2033 (A)	1,252	1,265
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
4.486%, 10/25/2035 (A)	771	774
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
4.279%, 10/25/2035 (A)	675	684
RALI Trust, Ser 2007-QO3, Cl A1
2.650%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	888	837
RASC Trust, Ser 2005-EMX3, Cl M3
2.950%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2035	1,238	1,239
Residential Accredit Loans, Ser 2006-QO10, Cl A1
2.650%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	3,159	2,972

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	149

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.193%, 08/25/2022 (A)	$656	$553
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
3.285%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	890	867
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
3.185%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	954	907
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
3.043%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,927	2,890
Sequoia Mortgage Trust, Ser 2004-3, Cl A
3.194%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	1,507	1,461
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.733%, 06/20/2034 (A)	1,718	1,690
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	848	792
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	261	261
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	2,658	2,668
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
3.585%, VAR LIBOR USD 1 Month+1.100%, 08/20/2030 (B)	1,417	1,412
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
4.312%, 03/25/2034 (A)	1,308	1,303
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
2.860%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	4,212	4,203
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.084%, 04/25/2035 (A)	1,148	1,129
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
3.140%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,269	1,250
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
3.160%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,409	2,363
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	642	642

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
2.800%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	$721	$720
Terwin Mortgage Trust, Ser 2005-7SL, Cl M1
3.180%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035 (B)	53	53
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
2.870%, VAR ICE LIBOR USD 1 Month+0.380%, 01/25/2037 (B)	1,024	1,026
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	1,094	1,086
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
3.230%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2044	852	838
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
4.381%, 04/25/2045 (A)	2,328	2,347
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
4.189%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,366	1,214
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.236%, 09/25/2037 (A)	2,176	2,180
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	88	87
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	112	110
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	81	80
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	235	230
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	428	417
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	3,230	3,164
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	2,989	2,907
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,800	1,807
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.065%, 05/10/2045 (A)(B)	10,246	530

150	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
4.940%, VAR LIBOR USD 1 Month+2.450%, 04/25/2046 (B)	$824	$831
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
4.290%, VAR LIBOR USD 1 Month+1.800%, 10/25/2046	873	880
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
3.740%, VAR LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	1,799	1,802
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	2,161	2,132
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)(B)	1,968	1,946
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	2,716	2,699
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl AJ
5.899%, 06/15/2049 (A)	318	320
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Cl C
6.414%, 05/15/2046 (A)	1,500	1,515
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl E
6.839%, VAR LIBOR USD 1 Month+4.350%, 06/15/2029 (B)	4,000	4,006
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl B
4.539%, VAR LIBOR USD 1 Month+2.050%, 06/15/2029 (B)	3,000	3,002
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
4.255%, 12/27/2049 (A)(B)	1,500	1,526
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR9, Cl A7
4.176%, 08/25/2034 (A)	3,971	4,026
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.483%, 10/25/2033 (A)	1,638	1,660
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.151%, 08/25/2033 (A)	1,033	1,060
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.338%, 09/25/2033 (A)	1,534	1,568
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
4.591%, 03/25/2034 (A)	4,749	4,842

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
2.910%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	$2,518	$2,495
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
4.173%, 10/25/2034 (A)	1,127	1,129
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
3.230%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	1,698	1,679
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,226	1,224
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.395%, 01/25/2035 (A)	2,374	2,422
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
3.732%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	3,474	3,441
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
2.890%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	1,853	1,845
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	601	621
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	18	18
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,360	1,393
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
2.810%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	1,697	1,686
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
3.782%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	327	336
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
2.780%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,819	1,798
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
4.200%, 12/25/2035 (A)	72	72

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	151

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
2.760%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	$608	$602
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
2.950%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	3,378	3,386
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
3.070%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2045	1,899	1,882
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,242	1,245
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
3.402%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,482	1,490
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.306%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	2,607	2,304
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
3.375%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	1,530	1,531
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
4.724%, 09/25/2033 (A)	926	939
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.683%, 11/25/2033 (A)	633	643
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.383%, 05/25/2034 (A)	189	193
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
4.482%, 07/25/2034 (A)	503	513
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
4.608%, 08/25/2034 (A)	1,352	1,370
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.678%, 08/25/2034 (A)	1,068	1,099
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
4.720%, 09/25/2034 (A)	1,282	1,310
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
4.734%, 09/25/2034 (A)	1,489	1,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 2A1
4.730%, 09/25/2034 (A)	$109	$111
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
4.613%, 09/25/2034 (A)	376	385
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.689%, 10/25/2034 (A)	2,470	2,489
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
4.923%, 11/25/2034 (A)	1,698	1,730
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
4.976%, 12/25/2034 (A)	580	584
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
4.974%, 12/25/2034 (A)	1,119	1,139
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
5.083%, 02/25/2035 (A)	2,371	2,433
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
4.769%, 06/25/2035 (A)	468	481
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
4.689%, 06/25/2035 (A)	2,184	2,295
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
4.769%, 06/25/2035 (A)	1,459	1,501
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
4.849%, 06/25/2035 (A)	593	601
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
4.796%, 06/25/2035 (A)	1,238	1,269
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
5.018%, 02/25/2034 (A)	416	427
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 3A1
5.107%, 03/25/2035 (A)	643	656
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
4.566%, 03/25/2035 (A)	607	618
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
4.365%, 05/25/2035 (A)	58	57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
4.486%, 06/25/2035 (A)	687	704

152	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
4.456%, 06/25/2035 (A)	$745	$768
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
4.563%, 06/25/2034 (A)	852	881
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
4.260%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (B)	706	706
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.783%, 02/15/2044 (A)(B)	14,118	179
		609,886

Total Mortgage-Backed Securities (Cost $645,036) ($ Thousands)		651,480

LOAN PARTICIPATIONS — 28.8%

Aerospace/Defense — 1.0%
Accudyne Industries Borrower S.C.A., Term Loan, 1st Lien
5.499%, VAR LIBOR+3.000%, 08/18/2024	1,780	1,778
American Airlines Inc, Term Loan B
4.493%, 04/28/2023	1,450	1,427
Atlantic Aviation, Term Loan B, 1st Lien
6.270%, 12/06/2025	1,677	1,688
DAE Aviation Holdings, Inc., Initial Term Loan
6.240%, 07/07/2022	1,596	1,598
DAE Aviation, Term Loan B, 1st Lien
0.000%, 01/23/2026	2,795	2,801
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.776%, VAR LIBOR+5.500%, 11/28/2021	2,170	2,130
7.728%, VAR LIBOR+5.000%, 11/28/2021	6	5
Transdigm Inc., New Tranche E Term Loan (2018), 1st Lien
4.993%, VAR LIBOR+2.500%, 05/30/2025	994	979
Transdigm Inc., New Tranche F Term Loan (2018), 1st Lien
4.993%, VAR LIBOR+2.500%, 06/09/2023	2,357	2,327
		14,733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Airlines — 0.6%
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.744%, VAR LIBOR+3.250%, 04/28/2022	$5,627	$5,445
Air Methods Corporation, Initial Term Loan, 1st Lien
6.303%, VAR LIBOR+3.500%, 04/22/2024	3,361	2,718
		8,163

Automotive — 0.5%
ABRA Auto Body/Caliber Collision, Term Loan, 1st Lien
6.014%, 02/05/2026	2,492	2,498
Gates Global LLC, Initial B-2 Dollar Term Loan
5.243%, 04/01/2024	1,396	1,391
Navistar Inc., Term Loan B, 1st Lien
6.020%, 11/06/2024	2,326	2,316
Truck Hero, Inc., Initial Term Loan, 1st Lien
6.252%, 04/22/2024	1,147	1,121
		7,326

Broadcasting — 0.2%
Cablevision Systems, Term Loan B, 1st Lien
4.739%, 01/15/2026 (C)	2,659	2,623
Mission Broadcasting, Term Loan B3, 1st Lien
4.759%, 01/17/2024	442	436
		3,059

Building Materials — 0.9%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien
4.493%, VAR LIBOR+2.000%, 10/31/2023	1,444	1,434
Forterra Finance LLC, Term Loan B, 1st Lien
5.499%, VAR LIBOR+3.000%, 10/25/2023	5,431	5,041
Hillman Group Inc., Term Loan B, 1st Lien
6.803%, VAR LIBOR+3.500%, 05/30/2025	3,525	3,404
Jeld-Wen, Inc., Term B-4 Loan, 1st Lien
4.803%, VAR LIBOR+2.000%, 12/14/2024	1,453	1,428
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.749%, VAR LIBOR+3.250%, 05/23/2025	1,320	1,292
Summit Materials, LLC, New Term Loan, 1st Lien
4.493%, VAR LIBOR+2.000%, 11/21/2024	1,995	1,980
		14,579

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	153

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Chemicals — 1.9%
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.249%, VAR LIBOR+3.250%, 05/16/2024	$4,437	$4,333
HD Supply Waterworks, Initial Term Loan, 1st Lien
5.707%, VAR LIBOR+3.000%, 08/01/2024	686	680
HD Supply Waterworks, Term Loan
5.738%, 08/01/2024	611	605
Kraton Polymers LLC, Dollar Replacement Term Loan (2018), 1st Lien
4.993%, VAR LIBOR+2.500%, 03/08/2025	1,022	1,013
PQ Corporation, Third Amendment Tranche B-1 Term Loan, 1st Lien
5.244%, VAR LIBOR+2.500%, 02/08/2025	1,605	1,593
Pregis Holding I Corporation, Term Loan, 1st Lien
6.313%, VAR LIBOR+3.500%, 05/20/2021 (D)	4,085	4,024
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 02/05/2023	5,212	5,186
Ring Container Technologies Group, LLC, Initial Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 10/31/2024	3,913	3,841
Starfruit Finco BV, Term Loan B, 1st Lien
5.764%, VAR LIBOR+3.250%, 10/01/2025	3,486	3,462
Tronox Blocked Borrower LLC, Blocked Dollar Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 09/23/2024	292	291
Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 09/23/2024	674	671
Wilsonart LLC, Tranche D Term Loan, 1st Lien
6.060%, VAR LIBOR+3.250%, 12/19/2023	4,721	4,686
		30,385

Computers & Electronics — 3.1%
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 09/19/2024	4,409	4,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Applied Systems, Inc., Initial Term Loan, 2nd Lien
9.499%, VAR LIBOR+7.000%, 09/19/2025	$354	$357
Cvent, Inc., Term Loan, 1st Lien
6.249%, VAR LIBOR+3.750%, 11/29/2024	3,025	2,980
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+3.000%, 04/29/2024	1,492	1,474
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 2nd Lien
9.249%, VAR LIBOR+6.750%, 04/28/2025	672	668
Diebold Nixdorf Inc., Term Loan A, 1st Lien
11.625%, 08/31/2022	1,498	1,588
Diebold Nixdorf Inc., Term Loan B, 1st Lien
5.313%, VAR LIBOR+2.750%, 11/06/2023	613	572
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
6.389%, VAR LIBOR+3.750%, 02/09/2023	3,036	3,023
6.229%, VAR LIBOR+3.750%, 02/09/2023	10	10
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.750%, VAR LIBOR+3.750%, 06/01/2022	1,694	1,679
Evergreen Skills Lux S.À R.L., Term Loan, 1st Lien
7.249%, VAR LIBOR+1.239%, 04/28/2021	2,127	1,709
Hyland Software, Inc., Initial Loan, 2nd Lien
9.499%, VAR LIBOR+7.000%, 07/07/2025	1,845	1,834
Hyland Software, Inc., Term Loan 3, 1st Lien
5.999%, 07/01/2024	1,137	1,138
MA Financeco LLC, Term Loan B2, 1st Lien
4.743%, 11/19/2021	1,087	1,075
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.993%, VAR LIBOR+2.750%, 06/21/2024	370	366
Micro Holding (Internet Brands), Term Loan (2017)
6.240%, 09/13/2024	2,353	2,338
Misys Limited, Dollar Term Loan, 1st Lien
6.303%, 06/13/2024	2,019	1,997

154	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Misys Limited, Dollar Term Loan, 2nd Lien
10.053%, VAR LIBOR+7.250%, 06/13/2025	$460	$452
Oberthur, Cov-Lite, 1st Lien
6.553%, VAR LIBOR+3.750%, 01/10/2024	831	816
Optiv Inc., Initial Term Loan, 1st Lien
5.749%, VAR LIBOR+3.250%, 02/01/2024	1,264	1,210
Rocket Software, Inc., Term Loan, 1st Lien
6.749%, 11/28/2025	2,934	2,932
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.993%, VAR LIBOR+2.750%, 06/21/2024	2,499	2,471
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
5.243%, VAR LIBOR+3.250%, 03/03/2023	2,728	2,708
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.743%, VAR LIBOR+2.250%, 04/16/2025	2,319	2,308
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.743%, VAR LIBOR+2.250%, 04/16/2025	892	888
Uber Technologies, Inc., Term Loan, 1st Lien
6.517%, VAR LIBOR+4.000%, 04/04/2025	4,696	4,696
Veritas US Inc., New Dollar Term B Loan, 1st Lien
7.303%, VAR LIBOR+4.500%, 01/27/2023	354	332
6.999%, VAR LIBOR+4.500%, 01/27/2023	1,080	1,012
		47,002

Construction — 0.0%
Pike Corp., Initial Term Loan
6.000%, VAR LIBOR+3.500%, 03/23/2025	661	661

Consumer Nondurables — 0.1%
Diamond B.V., Initial Term Loan
5.634%, 09/06/2024	3	3
NBTY (Nature’s Bounty), Term Loan
5.999%, 09/26/2024	1,392	1,327
Prestige Brands, Inc. , Term B-4 Loan, 1st Lien
4.499%, VAR LIBOR+2.750%, 01/26/2024	—	—
		1,330

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Education Services — 0.4%
Ascend Learning, Term Loan, 1st Lien
5.493%, VAR LIBOR+3.250%, 07/12/2024	$988	$978
Learning Care, Term Loan B, 1st Lien
5.769%, 03/13/2025	1,421	1,409
5.752%, 03/13/2025	190	189
5.749%, 03/13/2025	87	87
St. George’s University Scholastic Services, Term Loan
6.010%, 07/17/2025 (D)	683	681
St. George’s University Scholastic Services, Term Loan B
6.000%, 07/17/2025 (C)(D)	3,224	3,216
St. George’s, Term Loan, 1st Lien
6.010%, 07/17/2025	213	213
6.000%, 07/17/2025	85	85
		6,858

Entertainment & Leisure — 0.2%
Cast & Crew Entertainment, Term Loan B, 1st Lien
6.512%, 02/09/2026	2,854	2,864

Entertainment And Leisure — 0.6%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+2.250%, 12/15/2022	2,341	2,325
UFC Holdings, LLC, Term Loan, 1st Lien
5.750%, VAR LIBOR+3.250%, 08/18/2023	1,511	1,511
WMG Acquisition Corp., Tranche F Term Loan, 1st Lien
4.624%, VAR LIBOR+2.125%, 11/01/2023	4,162	4,116
		7,952

Environmental Services — 0.0%
Emerald 2 Limited, Facility B1, 1st Lien
6.803%, VAR LIBOR+4.000%, 05/14/2021	350	349
		349

Financial Services — 0.8%
Advisor Group, Term Loan, 1st Lien
6.243%, 08/15/2025	847	847
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 06/15/2025 (C)	3,699	3,659

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	155

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Term Loan, 1st Lien
4.999%, 07/03/2024	$1,256	$1,250
Refinitiv US Holdings Inc., Term Loan B, 1st Lien
6.243%, VAR LIBOR+3.750%, 10/01/2025	3,301	3,248
Telenet Financing USD LLC, Term Loan
4.739%, VAR LIBOR+2.250%, 08/15/2026	2,528	2,491
		11,495

Forest Products — 0.1%
Pisces Midco, Inc., Initial Term Loan
6.547%, 04/12/2025	1,571	1,526

Gaming And Hotels — 1.6%
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
4.664%, VAR LIBOR+2.500%, 09/15/2023	2,974	2,956
Caesars Entertainment Op Co Inc, Term Loan B
4.493%, VAR LIBOR+2.000%, 10/07/2024	1,453	1,438
Caesars Resort Collection LLC, Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 12/23/2024	3,180	3,168
ESH Hospitality, Inc., Third Repriced Term Loan, 1st Lien
4.493%, VAR LIBOR+2.000%, 08/30/2023	2,623	2,604
Golden Nugget Inc., Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 10/04/2023	1,360	1,353
5.239%, VAR LIBOR+2.750%, 10/04/2023	1,080	1,075
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.493%, VAR LIBOR+4.000%, 10/13/2023	5,332	5,096
Scientific Games International Inc., Term Loan B, 1st Lien
5.329%, VAR LIBOR+2.750%, 08/14/2024	2,805	2,778
5.243%, VAR LIBOR+2.750%, 08/14/2024	671	665
Station Casinos LLC, Term B Facility Loan, 1st Lien
5.000%, VAR LIBOR+2.500%, 06/08/2023	3,381	3,364
		24,497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Health Care — 3.8%
Albany Molecular, Term Loan, 1st Lien
9.499%, VAR LIBOR+7.000%, 08/30/2025 (C)	$573	$563
Auris Luxembourg III S.A R.L., Incremental Facility B7, 1st Lien
5.499%, VAR LIBOR+3.000%, 01/17/2022 (D)	2,709	2,705
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
5.512%, VAR LIBOR+3.000%, 06/02/2025	2,558	2,559
BPA Laboratories, 2nd Lien
10.553%, VAR LIBOR+2.500%, 04/29/2020 (D)	3,418	3,144
Brightspring Health/ResCare, Term Loan B, 1st Lien
0.000%, 02/12/2026	4,620	4,575
Cole-Parmer Term Loan B
6.244%, 03/21/2024	1,630	1,610
Concentra Inc., Initial Term Loan, 2nd Lien
9.020%, VAR LIBOR+6.500%, 06/01/2023	960	960
Envision Healthcare Corp, Term Loan, 1st Lien
6.243%, 10/10/2025	1,285	1,234
Equinox Fitness Clubs, Term Loan, 1st Lien
5.499%, 03/08/2024	5,992	5,950
Equinox Holdings, Initial Loan, 1st Lien
9.499%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,057
Hanger, Inc., Term B Loan, 1st Lien
5.999%, VAR LIBOR+3.500%, 03/06/2025 (D)	4,451	4,424
Immucor, Inc., Term B-3 Loan, 1st Lien
7.803%, VAR LIBOR+5.000%, 06/15/2021	3,482	3,478
Kinetic Concepts, Term Loan B, 1st Lien
6.053%, 02/02/2024	569	567
Life Time Fitness Inc., Term Loan, 1st Lien
5.457%, VAR LIBOR+2.750%, 06/10/2022	2,579	2,564
Ortho-Clinical Diagnostics, Term Loan
5.752%, 06/30/2025	2,858	2,827
Radiology Partners, Term Loan, 1st Lien
7.547%, 07/09/2025	1,122	1,126
7.374%, 07/09/2025	1,122	1,126
7.335%, 07/09/2025	1,027	1,030
Radnet Management, Inc., Term B-1 Loan, 1st Lien
8.250%, VAR LIBOR+3.750%, 06/30/2023	44	44

156	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
6.529%, VAR LIBOR+3.750%, 06/30/2023	$3,113	$3,105
Regionalcare Hospital Partners Holdings Inc., Term Loan B, 1st Lien
6.981%, VAR LIBOR+4.500%, 11/16/2025	2,969	2,964
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 05/15/2022	1,300	1,273
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+3.250%, 09/02/2024	2,816	2,745
Universal Hospital, Term Loan B, 1st Lien
5.563%, 01/04/2026 (C)	3,113	3,109
Valeant, Term Loan, 1st Lien
5.262%, 11/27/2025	1,251	1,247
		56,986

Information Technology — 1.1%
BMC, Term Loan, 1st Lien
7.053%, 10/02/2025 (C)	2,299	2,284
Ceridian, Term Loan B, 1st Lien
5.749%, 04/30/2025	2,524	2,516
CommScope, Inc., Term Loan B, 1st Lien
0.000%, 02/06/2026	2,420	2,426
Frontier Communications Corp, Term Loan B1, 1st Lien
6.250%, VAR LIBOR+3.750%, 06/15/2024	1,348	1,298
Infoblox Inc., Term Loan B1, 1st Lien
6.999%, 11/07/2023	2,266	2,271
Integrated Device Technology, Inc., Term Loan
4.999%, 04/04/2024	1,145	1,139
Restaurant Technologies, Term Loan, 1st Lien
5.749%, 10/01/2025 (D)	2,673	2,671
SS&C Technologies, Term Loan B, 1st Lien
4.743%, 04/16/2025	1,748	1,740
		16,345

Insurance — 1.1%
Acrisure LLC, Refinancing Term Loan, 1st Lien
6.749%, VAR LIBOR+4.250%, 11/22/2023	355	355
Acrisure, Term Loan B, 1st Lien
6.249%, VAR LIBOR+3.750%, 11/22/2023	1,508	1,500
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
5.231%, VAR LIBOR+3.000%, 05/09/2025	2,109	2,083

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., Term Loan, 1st Lien
5.267%, VAR LIBOR+2.750%, 01/25/2024	$616	$613
5.249%, VAR LIBOR+2.750%, 01/25/2024	2,091	2,078
Asurion LLC, Term Loan B2, 2nd Lien
8.993%, VAR LIBOR+6.000%, 08/04/2025	2,509	2,546
Asurion LLC, Term Loan B6, 1st Lien
5.493%, VAR LIBOR+3.000%, 11/03/2023	2,045	2,043
Asurion LLC, Term Loan B7
5.493%, VAR LIBOR+3.000%, 11/03/2024	773	773
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
5.493%, VAR LIBOR+2.750%, 08/04/2022	1,342	1,341
Hub International Limited, Term Loan, 1st Lien
5.375%, VAR LIBOR+3.000%, 04/25/2025	3,901	3,861
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.553%, VAR LIBOR+3.000%, 06/07/2023	—	—
		17,193

Leasing — 0.3%
AVSC Holding Corp., Initial Loan, 2nd Lien
9.986%, VAR LIBOR+7.250%, 09/01/2025	1,132	1,055
AVSC Holding Corp., Initial Term Loan, 1st Lien
6.053%, VAR LIBOR+3.250%, 03/03/2025	771	757
5.957%, VAR LIBOR+3.250%, 03/03/2025	718	704
5.749%, VAR LIBOR+3.250%, 03/03/2025	1,383	1,357
		3,873

Machinery — 0.4%
Clark Equipment Company, Term Loan
4.803%, VAR LIBOR+2.000%, 05/18/2024	849	838
Columbus McKinnon Corporation, Repriced Term Loan, 1st Lien
5.303%, VAR LIBOR+2.500%, 01/31/2024	882	877

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	157

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
RBS Global, Inc. (Rexnord LLC), Refinancing Term Loan, 1st Lien
4.499%, VAR LIBOR+2.000%, 08/21/2024	$—	$—
Terex Corporation, Incremental U.S. Term Loan (2018), 1st Lien
4.499%, VAR LIBOR+2.000%, 01/31/2024	3,876	3,823
		5,538

Manufacturing — 0.8%
American Axle & Manufacturing Inc. Term Loan
4.740%, 04/06/2024	967	946
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.740%, 04/06/2024	450	441
Diversey, Term Loan
5.744%, VAR LIBOR+3.000%, 09/06/2024	1,217	1,172
ELO Touch Solutions, Term Loan B, 1st Lien
9.278%, 12/14/2025	3,007	2,988
Gardner Denver Inc., Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 07/30/2024	2,041	2,039
Sivantos/Widex, Term Loan B, 1st Lien
3.750%, 07/24/2025 (C)	1,177	1,175
Tekni-Plex, Term Loan, 1st Lien
5.743%, 10/17/2024	1,844	1,794
Unifrax, Term Loan B
6.528%, 12/12/2025 (C)	846	805
		11,360

Materials — 0.1%
LBM, Term Loan, 1st Lien
6.249%, 08/20/2022	1,293	1,261

Media — 1.4%
Altice Financing S.A., Term Loan, 1st Lien
5.231%, VAR LIBOR+2.750%, 01/31/2026	2,430	2,357
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
7.000%, VAR LIBOR+4.500%, 05/13/2022	3,008	2,942
Gray Television, Inc., Term B-2 Loan, 1st Lien
4.764%, VAR LIBOR+2.250%, 02/07/2024	2,147	2,132
Nexstar Broadcasting, Term Loan B3, 1st Lien
4.743%, 01/17/2024	2,632	2,597
Numericable U.S. LLC, Term Loan, 1st Lien
6.176%, VAR LIBOR+3.688%, 01/31/2026	582	562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 07/31/2025	$2,623	$2,513
Townsquare Media, 1st Lien
5.499%, VAR LIBOR+3.000%, 04/01/2022	589	580
Tribune Media Company (fka Tribune Company), Term C Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 01/26/2024	2,526	2,523
UPC Financing Partnership, Facility AR, 1st Lien
4.989%, VAR LIBOR+2.500%, 01/15/2026	4,380	4,373
		20,579

Metals & Mining — 0.3%
BWAY Holding Co, Term Loan B, 1st Lien
6.033%, VAR LIBOR+3.250%, 04/03/2024	3,097	3,032
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.772%, VAR LIBOR+3.250%, 01/28/2022	1,646	1,617
		4,649

Oil & Gas — 0.8%
California Resources Corp, Term Loan, 1st Lien
12.868%, VAR LIBOR+10.375%, 12/31/2021	1,190	1,247
7.243%, VAR LIBOR+4.750%, 12/31/2022 (D)	1,382	1,359
Citgo Petroleum Corp.
6.303%, 07/29/2021	990	965
Equitrans Midstream Corp, Term Loan, 1st Lien
6.999%, 01/31/2024	2,558	2,568
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
7.243%, VAR LIBOR+4.750%, 04/16/2021 (D)	1,843	1,838
Gulf Finance LLC, Term Loan B, 1st Lien
8.060%, 08/25/2023	263	210
7.750%, VAR LIBOR+5.250%, 08/25/2023	436	348
MEG Energy Corp, Term Loan B, 1st Lien
6.000%, VAR LIBOR+3.500%, 12/31/2023	592	589

158	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien
5.749%, VAR LIBOR+3.250%, 02/28/2025	$2,203	$2,134
Ultra Resources Inc., Term Loan, 1st Lien
6.503%, VAR LIBOR+3.000%, 04/12/2024	1,082	966
		12,224

Printing & Publishing — 0.2%
A-L Parent LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+3.250%, 12/01/2023 (D)	1,668	1,664
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.499%, VAR LIBOR+4.000%, 05/04/2022	1,326	1,219
		2,883

Professional & Business Services — 2.5%
Albany Molecular, Term Loan, 1st Lien
5.749%, VAR LIBOR+3.250%, 08/30/2024	3,703	3,677
Ancestry.com, 1st Lien
5.750%, 10/19/2023 (C)	1,144	1,136
Dun & Bradstreet, Term Loan, 1st Lien
7.479%, 02/06/2026	2,848	2,849
Envigo Laboratories, Inc. (fka BPA Laboratories Inc.), Dollar Term Loan, 1st Lien
11.300%, VAR US LIBOR+8.500%, 10/31/2021	1,425	1,347
Envigo Laboratories, Inc. (fka BPA Laboratories Inc.), Term Loan, 1st Lien
8.553%, VAR LIBOR+5.750%, 04/29/2020 (D)	2,000	1,910
Formula One Management Limited, Term Loan B, 1st Lien
4.993%, VAR LIBOR+2.500%, 02/01/2024	1,440	1,407
GFL Environmental, Incremental Term Loan
5.499%, 05/30/2025	1,123	1,103
5.493%, 05/30/2025	2,392	2,350
GFL Environmental, Term Loan
5.493%, 05/30/2025	140	137
LegalZoom, Term Loan, 1st Lien
6.990%, 11/21/2024	2,962	2,966
NAB Holdings, LLC, 2018 Refinancing Term Loan, 1st Lien
5.803%, VAR LIBOR+3.000%, 07/01/2024	1,759	1,715
National Mentor/CIVI, Term Loan B, 1st Lien
0.000%, 02/05/2026 (C)	2,296	2,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
NEP, Term Loan, 1st Lien
5.749%, 10/20/2025	$1,480	$1,478
Parexel International, Term Loan B, 1st Lien
5.243%, VAR LIBOR+2.750%, 09/27/2024	1,000	970
PI UK Holdco II Limited, Facility B1, 1st Lien
5.993%, VAR LIBOR+3.500%, 01/03/2025	3,501	3,473
SAI Global, Term Loan B, 1st Lien
7.206%, VAR LIBOR+4.500%, 12/08/2023 (D)	1,573	1,329
Sedgwick CMS, Term Loan B, 1st Lien
5.743%, 12/31/2025 (C)	2,759	2,744
Team Health Holdings, Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 02/06/2024	1,456	1,313
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 05/01/2024	2,372	2,368
Trans Union LLC, 2017 Replacement Term B-3 Loan, 1st Lien
4.493%, VAR LIBOR+2.000%, 04/10/2023	—	—
West Corp., Term Loan, 1st Lien
6.629%, 10/10/2024	786	742
West Corporation, Term B Loan, 1st Lien
6.629%, 10/10/2024	760	718
		38,036

Real Estate — 0.4%
Forest City, Term Loan, 1st Lien
6.512%, 12/08/2025	3,997	4,012
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 12/15/2023	1,961	1,937
		5,949

Retail Food & Drug — 0.3%
Bass Pro Group, Term Loan B
7.493%, 09/25/2024	920	917
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
5.498%, VAR LIBOR+3.750%, 02/03/2024	1,198	1,194
General Nutrition Centers Inc., FILO Term Loan, 1st Lien
9.500%, VAR LIBOR+7.000%, 12/31/2022	1,277	1,292
		3,403

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	159

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Retailing — 1.0%
1011778 BC ULC, Term Loan B3, 1st Lien
4.743%, VAR LIBOR+2.250%, 02/16/2024	$1,349	$1,338
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.989%, VAR LIBOR+2.500%, 11/07/2024 (D)	1,637	1,629
Belron, Term Loan B, 1st Lien
5.188%, 11/13/2025	276	275
GGP/Brookfield Retail, Term Loan B, 1st Lien
4.993%, 08/27/2025 (C)	1,813	1,767
GGP/Brookfield Retail, Term Loan, 1st Lien
4.999%, 08/27/2025	603	588
IRB Holding Corp., Term Loan B, 1st Lien
5.744%, VAR LIBOR+3.250%, 02/05/2025	3,176	3,149
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
8.512%, VAR LIBOR+6.000%, 05/01/2023	3,979	3,591
Petco Animal Supplies Inc., Term Loan, 1st Lien
5.994%, VAR LIBOR+3.000%, 01/26/2023	3,398	2,647
PetSmart Inc., Term Loan B, 1st Lien
5.520%, VAR LIBOR+3.000%, 03/11/2022	1,116	950
		15,934

Securities & Trusts — 0.1%
Titan Acquisition, Term Loan, 1st Lien
5.499%, VAR LIBOR+3.000%, 03/28/2025	1,047	1,005

Software — 0.0%
TIBCO Software Inc., Term B-1 Loan, 1st Lien
6.010%, 12/04/2020	564	563

Telecommunications — 1.6%
CenturyLink Inc., Term Loan B, 1st Lien
5.243%, VAR LIBOR+2.750%, 01/31/2025	1,668	1,642
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.979%, VAR LIBOR+4.500%, 01/02/2024	355	359
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
6.229%, VAR LIBOR+3.750%, 11/27/2023	5,143	5,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1st Lien
4.731%, VAR LIBOR+2.250%, 02/22/2024	$2,082	$2,072
MacDonald, Dettwiler and Associates Ltd., Initial Term B Loan, 1st Lien
5.250%, VAR LIBOR+2.750%, 10/04/2024	2,156	1,845
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 02/01/2024	2,270	2,256
Sprint Communications Inc., Term Loan, 1st Lien
5.500%, 02/02/2024	3,313	3,271
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+2.500%, 02/02/2024	1,602	1,580
Syniverse Holdings Inc., Term Loan, 1st Lien
7.509%, VAR LIBOR+5.000%, 03/09/2023	935	883
VeriFone Systems, Inc., Term Loan, 1st Lien
6.683%, 08/20/2025	1,185	1,180
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.731%, VAR LIBOR+3.250%, 08/18/2023	5,782	5,681
		25,907

Utilities — 0.6%
Distributed Power, Term Loan B, 1st Lien
5.988%, 10/31/2025	1,237	1,212
Exgen Renewables IV, LLC, Loan, 1st Lien
5.710%, VAR LIBOR+3.000%, 11/28/2024 (D)	2,536	2,357
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2016 Incremental Term Loan, 1st Lien
4.743%, VAR LIBOR+2.750%, 12/14/2023	1,221	1,219
Vistra Operations Company LLC (fka Tex Operations Company LLC), Initial Term Loan, 1st Lien
4.493%, VAR LIBOR+2.750%, 08/04/2023	3,700	3,687
Westinghouse (Brookfield), Term Loan B
6.243%, 08/01/2025	695	696
		9,171

Total Loan Participations (Cost $440,465) ($ Thousands)		435,638

160	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 18.5%

Automotive — 1.6%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (B)	$185	$185
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (B)	215	215
Americredit Automobile Receivables Trust, Ser 2014-4, Cl D
3.070%, 11/09/2020	1,495	1,496
AmeriCredit Automobile Receivables Trust, Ser 2015-2, Cl C
2.400%, 01/08/2021	2,025	2,023
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	40	40
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	4	4
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	224	223
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (B)	234	234
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (B)	2,000	2,009
BMW Vehicle Lease Trust, Ser 2017-2, Cl A2A
1.800%, 02/20/2020	86	86
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (B)	20	20
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	619
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	323	320
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (B)	775	766
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (B)	114	113
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (B)	6	6
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)	57	57
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (B)	74	74
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (B)	308	308
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (B)	660	656

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (B)	$290	$288
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	230	230
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (B)	261	261
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (B)	469	469
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (B)	320	320
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	129	129
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (B)	2,043	2,031
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (B)	309	307
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (B)	73	73
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (B)	73	73
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl A
3.050%, 12/15/2021 (B)	671	672
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (B)	632	633
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (B)	8	7
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (B)	44	44
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (B)	104	104
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (B)	293	292
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	224	224
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	405	405
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (B)	310	310
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (B)	181	181

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	161

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	$431	$430
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	306	307
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	200	199
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	380	380
Mercedes-Benz Auto Lease Trust, Ser 2018-A, Cl A2
2.200%, 04/15/2020	140	140
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A2
3.010%, 02/16/2021	335	336
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (B)	1,200	1,196
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (B)	325	325
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	600	598
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.100%, 11/16/2020	29	29
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A2A
2.910%, 01/18/2022	1,025	1,025
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (B)	32	32
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	650	650
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (B)	232	232
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	22	22
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (B)	345	345
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.739%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (B)	270	270
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (B)	110	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (B)	$470	$470
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (B)	179	179
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	560	561
		24,343

Credit Cards — 1.5%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	2,000	1,985
American Express Credit Account Master Trust, Ser 2018-4, Cl A
2.990%, 12/15/2023	1,650	1,659
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	638
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
3.339%, VAR ICE LIBOR USD 1 Month+0.850%, 06/15/2022	2,000	2,004
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
2.939%, VAR ICE LIBOR USD 1 Month+0.450%, 02/15/2022	2,000	2,001
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.899%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/2025	2,639	2,647
Chase Issuance Trust, Ser 2016-A3, Cl A3
3.039%, VAR ICE LIBOR USD 1 Month+0.550%, 06/15/2023	4,190	4,210
Citibank Credit Card Issuance Trust, Ser 2016-A3, Cl A3
3.002%, VAR ICE LIBOR USD 1 Month+0.490%, 12/07/2023	2,200	2,212
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	1,000	991
Discover Card Execution Note Trust, Ser 2018-A4, Cl A4
3.110%, 01/16/2024	2,000	2,017
Discover Card Execution Note Trust, Ser 2018-A5, Cl A5
3.320%, 03/15/2024	2,155	2,183
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.972%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (B)	295	294
		22,841

162	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 15.4%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.590%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (B)	$1,910	$1,923
AccessLex Institute, Ser 2005-1, Cl A4
3.034%, VAR ICE LIBOR USD 3 Month+0.210%, 06/22/2037	1,500	1,456
ACIS CLO, Ser 2017-7A, Cl B
4.486%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,486
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	76	76
Allegro CLO I, Ser 2017-1A, Cl A2R
4.401%, VAR ICE LIBOR USD 3 Month+1.650%, 01/30/2026 (B)	2,500	2,494
AMMC CLO, Ser 2016-19A, Cl C
5.587%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2028 (B)	1,500	1,497
AMMC CLO, Ser 2017-16A, Cl CR
5.147%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	1,000	985
Apidos CLO XII, Ser 2018-12A, Cl AR
3.867%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	719
Ares XXIX CLO, Ser 2017-1A, Cl A1R
3.963%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	1,870	1,870
Ares XXXIII CLO, Ser 2016-1A, Cl A2R
4.701%, VAR ICE LIBOR USD 3 Month+1.950%, 12/05/2025 (B)	600	599
Argent Securities, Ser 2006-W2, Cl A2B
2.680%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,171	725
Avery Point IV CLO, Ser 2017-1A, Cl AR
3.871%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	434	434
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	2,621	2,578
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
2.900%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	276	276
Black Diamond CLO, Ser 2017-1A, Cl A1A
4.069%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	1,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Black Diamond CLO, Ser 2017-1A, Cl A2R
4.223%, VAR ICE LIBOR USD 3 Month+1.450%, 02/06/2026 (B)	$1,000	$994
BlueMountain CLO, Ser 2017-2A, Cl A1R
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	2,425	2,410
BlueMountain CLO, Ser 2018-2A, Cl A
3.794%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,500	3,461
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
2.730%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	475	472
Brazos Student Finance, Ser 2010-1, Cl A1
3.722%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,375	1,376
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.743%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	650	640
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.545%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (B)	700	696
Cedar Funding VI CLO, Ser 2018-6A, Cl AR
3.851%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (B)	3,500	3,490
CGCMT, Ser 2019-SST2
3.420%, 12/15/2036	700	700
CIFC Funding, Ser 2017-1A, Cl A1R
4.029%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (B)	500	500
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)	208	207
Cole Park CLO, Ser 2018-1A, Cl AR
3.811%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	700	696
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.640%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	597
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
3.105%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	3,138	3,129
Crown Point CLO II, Ser 2017-2A, Cl B1LR
5.597%, VAR ICE LIBOR USD 3 Month+2.800%, 12/31/2023 (B)	1,000	994
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 2A
2.990%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	2,690	2,648

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	163

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
2.950%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	$4	$4
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
2.650%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	2,563	2,511
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
2.769%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	1,738	1,713
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
2.629%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	2,049	1,929
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (B)	135	135
Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Cl A2I
4.021%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,940	3,931
Dryden 71 CLO, Ser 2019-71A, Cl A
3.843%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (B)	1,320	1,321
ECAF I, Ser 2015-1A, Cl A1
3.473%, 06/15/2040 (B)	710	704
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A1
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 06/25/2026 (B)	268	268
Educational Funding of the South, Ser 2011-1, Cl A2
3.421%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	344	342
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	1,324	1,309
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
3.225%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	60	60
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
3.255%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,600	2,603
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
2.930%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	2,518	2,510
Engs Commercial Finance Trust, Ser 2018- 1A, Cl A1
2.970%, 02/22/2021	170	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
FFMLT Trust, Ser 2005-FF8, Cl M1
3.225%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	$1,359	$1,362
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	270	270
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl B
1.750%, 07/15/2021	365	364
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	600	596
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl B
2.160%, 11/15/2021	325	323
Fremont Home Loan Trust, Ser 2004-D, Cl M1
3.360%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	1,118	1,102
GCO Education Loan Funding Trust, Ser 2006-1, Cl A9L
2.849%, VAR ICE LIBOR USD 3 Month+0.160%, 05/25/2026	4,339	4,326
Goal Capital Funding Trust, Ser 2005-2, Cl A4
2.851%, VAR ICE LIBOR USD 3 Month+0.200%, 08/25/2044	2,000	1,969
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (B)	530	530
Greenpoint Manufactured Housing, Ser 1999- 5, Cl M1A
8.300%, 10/15/2026 (A)	798	840
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
4.482%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,625	2,508
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
3.797%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,350
GSAMP Trust, Ser 2004-WF, Cl M1
3.360%, VAR ICE LIBOR USD 1 Month+0.870%, 10/25/2034	1,334	1,301
GSAMP Trust, Ser 2005-HE6, Cl M1
2.930%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	122	122
GSAMP Trust, Ser 2005-SEA2, Cl B1
3.740%, VAR ICE LIBOR USD 1 Month+1.250%, 01/25/2045 (B)	1,442	1,448
GSAMP Trust, Ser 2005-SEA2, Cl M1
3.010%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (B)	902	901

164	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Higher Education Funding I, Ser 2005-1, Cl A5
2.811%, VAR ICE LIBOR USD 3 Month+0.160%, 02/25/2032	$1,166	$1,166
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	978	964
Home Partners of America Trust, Ser 2017-1, Cl A
3.298%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	5,396	5,367
Home Partners of America Trust, Ser 2017-1, Cl B
3.831%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,246
Home Partners of America Trust, Ser 2018-1, Cl A
3.381%, VAR LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	2,863	2,854
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
2.780%, VAR ICE LIBOR USD 1 Month+0.290%, 11/25/2035	47	47
Invitation Homes Trust, Ser 2017-SFR2, Cl B
3.631%, VAR LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	1,000	997
Invitation Homes Trust, Ser 2018-SFR1, Cl C
3.731%, VAR LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	1,977
Invitation Homes Trust, Ser 2018-SFR3, Cl C
3.781%, VAR LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	1,983
Iowa State Student Loan Liquidity, Ser 2011-1, Cl A
4.072%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	438	443
KKR CLO, Ser 2018-21, Cl A
3.787%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	570
LCM XXV, Ser 2017-25A, Cl A
3.971%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,817
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	35	35
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	5	5
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Madison Park Funding XII, Ser 2017-12A, Cl AR
4.021%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	$236	$236
Madison Park Funding XV, Ser 2017-15A, Cl A2R
4.265%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	548
Madison Park Funding, Ser 2018-30A, Cl A
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	983
Magnetite VIII, Ser 2018-8A, Cl AR2
3.767%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	774
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	91	91
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	157	157
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	198	199
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (B)	374	375
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
2.590%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,526	1,546
Michigan Finance Authority, Ser 2015-1, Cl A1
3.243%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,902	2,898
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	811	870
MMAF Equipment Finance LLC, Ser 2017-B, Cl A2
1.930%, 10/15/2020 (B)	355	354
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
2.590%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,428	1,475
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
3.915%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	14	14
Morgan Stanley Dean Witter Capital I Trust, Ser 2003-NC4, Cl M2
5.490%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	15	15
MP CLO VIII, Ser 2018-2A, Cl BR
4.185%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	1,966
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	1,608	1,585
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	2,244	2,214

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	165

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	$123	$123
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	135	135
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	100	100
Nelnet Student Loan Trust, Ser 2007-1, Cl B1
2.801%, VAR ICE LIBOR USD 3 Month+0.150%, 08/25/2037	1,865	1,842
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
3.101%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (B)	1,357	1,337
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
2.740%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	492	492
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A1
3.129%, VAR ICE LIBOR USD 1 Month+0.640%, 02/15/2023 (B)	1,500	1,503
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (B)	3,323	3,306
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (B)	2,517	2,510
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (B)	158	156
OCP CLO, Ser 2017-8A, Cl A1R
3.623%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	1,100	1,095
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
3.828%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (B)	8,125	8,123
OCTR, Ser 2013-4A, Cl AR
3.588%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (B)	3,528	3,517
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (B)	240	243
Origen Manufactured Housing Contract Trust, Ser 2002-A, Cl M1
7.870%, 05/15/2032 (A)	465	476
OZLM XII, Ser 2018-12A, Cl A1R
3.801%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	500	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ1, Cl M4
3.570%, VAR ICE LIBOR USD 1 Month+1.080%, 03/25/2035	$2,069	$2,074
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
3.615%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,256
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (B)	56	56
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (B)	496	496
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	235	234
Riserva CLO, Ser 2016-3A, Cl A
4.240%, VAR ICE LIBOR USD 3 Month+1.460%, 10/18/2028 (B)	2,500	2,499
SACO I Trust, Ser 2005-9, Cl A1
2.990%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	82	82
SACO I Trust, Ser 2005-GP1, Cl A1
2.850%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	535	523
SACO I Trust, Ser 2005-WM3, Cl A1
3.010%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	261	260
SACO I Trust, Ser 2006-6, Cl A
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	685	680
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.731%, 12/25/2033	39	40
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
2.640%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	1,326	1,319
Scholar Funding Trust, Ser 2010-A, Cl A
3.515%, VAR ICE LIBOR USD 3 Month+0.750%, 10/28/2041 (B)	4,854	4,854
Scholar Funding Trust, Ser 2011-A, Cl A
3.665%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (B)	2,768	2,768
Sierra Timeshare Receivables Funding, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	240	239
Sierra Timeshare Receivables Funding, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	662	659

166	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2005-3, Cl A3
2.908%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	$3,965	$3,944
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.744%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	2,014	1,984
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.891%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	320	318
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.471%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	496	504
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	520	525
SLM Student Loan Trust, Ser 2013-6, Cl A3
3.140%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	1,770	1,769
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	379	379
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A1
2.200%, 11/25/2026	123	123
SoFi Consumer Loan Program LLC, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (B)	246	245
SoFi Consumer Loan Program LLC, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (B)	116	116
SoFi Consumer Loan Program LLC, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (B)	75	75
SoFi Consumer Loan Program LLC, Ser 2019-1, Cl A
3.240%, 02/25/2028 (B)	430	430
SoFi Professional Loan Program, Ser 2017-A, Cl A1
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (B)	573	574
Sofi Professional Loan Program, Ser 2017-C, Cl A1
3.090%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (B)	750	752
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.960%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,422
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (B)	1,359	1,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	$3,470	$3,473
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	3,144	3,138
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
3.490%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,807	3,798
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
3.430%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,443	1,429
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
2.850%, VAR ICE LIBOR USD 1 Month+0.360%, 04/25/2036	979	969
Symphony CLO V, Ser 2007-5A, Cl A2
4.287%, VAR ICE LIBOR USD 3 Month+1.500%, 01/15/2024 (B)	1,000	998
TCI-Flatiron CLO, Ser 2017-1A, Cl B
4.243%, VAR ICE LIBOR USD 3 Month+1.560%, 11/17/2030 (B)	500	492
Telos CLO, Ser 2017-3A, Cl AR
4.073%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	3,000	2,996
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	695	680
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.090%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	3,211	3,194
Treman Park CLO, Ser 2018-1A, Cl ARR
3.831%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	550	548
TRESTLES CLO, Ser 2017-1A, Cl A1A
4.061%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	4,986
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (B)	783	770
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.677%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	270	267
Venture VII CDO, Ser 2006-7A, Cl A1B
3.091%, VAR ICE LIBOR USD 3 Month+0.330%, 01/20/2022 (B)(D)	2,000	1,990
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	260	257
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (B)	662	660

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	167

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
VOLT LXX LLC, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/2048 (B)	$346	$346
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
2.989%, VAR ICE LIBOR USD 1 Month+0.500%, 11/15/2022 (B)	95	95
Voya CLO, Ser 2016-2A, Cl A2
4.861%, VAR ICE LIBOR USD 3 Month+2.100%, 07/19/2028 (B)	1,650	1,658
Voya CLO, Ser 2017-2A, Cl A1R
4.023%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (B)	4,404	4,387
Voya CLO, Ser 2017-3A, Cl A1A
3.991%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (B)	1,500	1,495
Voya CLO, Ser 2017-3A, Cl A1R
3.491%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	2,239	2,229
Voya CLO, Ser 2017-4A, Cl A1
3.917%, VAR ICE LIBOR USD 3 Month+1.130%, 10/15/2030 (B)	3,597	3,571
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	2,059	2,009
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/2040 (B)	4,000	3,902
Westgate Resorts, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	145	144
		233,215

Total Asset-Backed Securities (Cost $279,647) ($ Thousands)		280,399

CORPORATE OBLIGATIONS — 6.5%

Communication Services — 0.5%
AT&T
3.733%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	756
Comcast
3.237%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	700
Discovery Communications LLC
2.200%, 09/20/2019	185	184
Qwest
6.875%, 09/15/2033	1,169	1,147
Sinclair Television Group
5.625%, 08/01/2024 (B)	2,475	2,497
Sirius XM Radio
5.375%, 04/15/2025 (B)	79	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tribune Media
5.875%, 07/15/2022	$2,400	$2,442
		7,806

Consumer Discretionary — 0.5%
Alimentation Couche-Tard
3.279%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (B)	700	700
2.350%, 12/13/2019 (B)	600	597
Daimler Finance North America LLC
3.113%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (B)	250	249
Dollar Tree
3.473%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
3.621%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	993
Ford Motor Credit LLC
4.083%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	481
3.606%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	500
3.168%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	488
1.897%, 08/12/2019	500	498
General Motors Financial
3.727%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	800
3.274%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	494
Marriott International
3.226%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	475
Nissan Motor Acceptance MTN
3.687%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	791
Volkswagen Group of America Finance LLC
3.638%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	300
		8,026

Consumer Staples — 0.2%
Conagra Brands
3.511%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	700	697
Constellation Brands
2.000%, 11/07/2019	1,100	1,092
Kraft Heinz Foods
3.517%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	691

168	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reckitt Benckiser Treasury Services
3.384%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (B)	$700	$693
Skandinaviska Enskilda Banken
3.349%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (B)	475	476
		3,649

Energy — 0.3%
Anadarko Petroleum
8.700%, 03/15/2019	500	501
6.950%, 06/15/2019	311	315
Andeavor Logistics
5.500%, 10/15/2019	375	379
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	795	806
FTS International
6.250%, 05/01/2022	270	257
Phillips 66
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (B)	790	790
3.246%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	400
Schlumberger Finance Canada
2.200%, 11/20/2020 (B)	650	640
		4,088

Financials — 2.8%
ABN AMRO Bank MTN
3.171%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	749
Assurant
4.072%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	595	594
Bank of America MTN
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	633
3.921%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	556
3.447%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	500	502
Bank of Nova Scotia
3.406%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	501
BB&T MTN
2.956%, VAR ICE LIBOR USD 3 Month+0.220%, 02/01/2021	1,000	996
BPCE MTN
3.883%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	550	551
Canadian Imperial Bank of Commerce
3.508%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	952

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One
3.901%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	$850	$850
3.544%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	2,000	2,003
Capital One Financial
3.458%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	552
Citibank
3.276%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	525	526
3.048%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	625	625
Citigroup
3.574%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	650	650
Citizens Bank
3.456%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,022
3.155%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	500	501
Cooperatieve Rabobank UA
3.613%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,007
Credit Agricole MTN
3.737%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (B)	1,000	1,007
Danske Bank MTN
3.125%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (B)	500	496
Deutsche Bank MTN
2.850%, 05/10/2019	200	200
Deutsche Bank NY
3.576%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	535
Fifth Third Bank
1.625%, 09/27/2019	3,000	2,980
Goldman Sachs Group
3.875%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	754
3.854%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	938
HSBC Holdings
3.426%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	550	550
Huntington National Bank
3.277%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	750	752
Hyundai Capital America MTN
2.000%, 07/01/2019 (B)	400	399
ING Bank
3.487%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (B)	500	502

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	169

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 08/15/2019 (B)	$300	$298
ING Groep
3.953%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	702
Intesa Sanpaolo NY
3.403%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	225	225
Jackson National Life Global Funding
3.552%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (B)	500	501
JPMorgan Chase
3.957%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	201
3.727%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	503
3.317%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	601
Manufacturers & Traders Trust
3.304%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,018
Marsh & McLennan
3.500%, 12/29/2020	95	96
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (B)	355	351
Morgan Stanley
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	632
Nordea Bank Abp
3.569%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (B)	525	516
PNC Bank
3.011%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	500	499
Protective Life Global Funding
2.161%, 09/25/2020 (B)	815	803
Regions Bank
3.188%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	400	397
Royal Bank of Canada MTN
3.005%, VAR ICE LIBOR USD 3 Month+0.240%, 10/26/2020	575	575
Standard Chartered
3.911%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (B)	525	522
Sumitomo Mitsui Banking
3.123%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	925	927
SunTrust Bank
3.274%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,002
Synchrony Financial
3.968%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
3.011%, VAR ICE LIBOR USD 3 Month+0.240%, 01/25/2021	$500	$500
UBS MTN
3.476%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	1,000	1,006
UniCredit MTN
6.572%, 01/14/2022 (B)	350	358
Wells Fargo
3.889%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	555
3.627%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	4,000	4,028
Wells Fargo MTN
3.431%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,000	1,005
		41,705

Health Care — 0.5%
Anthem
2.500%, 11/21/2020	800	793
Becton Dickinson
3.678%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	500	498
Cardinal Health
3.558%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	963
Cigna
3.438%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (B)	400	398
3.200%, 09/17/2020 (B)	400	400
CVS Health
3.487%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	540	541
HCA
6.500%, 02/15/2020	450	463
Molina Healthcare
4.875%, 06/15/2025 (B)	1,188	1,170
Tenet Healthcare
4.625%, 07/15/2024	885	883
WellCare Health Plans
5.375%, 08/15/2026 (B)	1,825	1,878
		7,987

Industrials — 0.8%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,026
Air Lease
2.125%, 01/15/2020	500	496
Avolon Holdings Funding
5.125%, 10/01/2023 (B)	1,066	1,077

170	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAE Systems Holdings
6.375%, 06/01/2019 (B)	$600	$605
Fortive
1.800%, 06/15/2019	52	52
General Electric MTN
3.417%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,000	998
Nielsen Luxembourg
5.000%, 02/01/2025 (B)	1,540	1,521
RBS Global
4.875%, 12/15/2025 (B)	1,450	1,421
Tutor Perini
6.875%, 05/01/2025 (B)	988	988
United Technologies
3.333%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375
XPO Logistics
6.750%, 08/15/2024 (B)	2,104	2,117
		11,676

Information Technology — 0.3%
Broadcom
2.375%, 01/15/2020	1,100	1,092
CommScope Finance LLC
6.000%, 03/01/2026 (B)	740	757
5.500%, 03/01/2024 (B)	740	753
DXC Technology
2.875%, 03/27/2020	565	563
Hewlett Packard Enterprise
3.515%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	300
2.100%, 10/04/2019 (B)	1,050	1,044
		4,509

Materials — 0.1%
Air Liquide Finance
1.375%, 09/27/2019 (B)	700	694
DowDuPont
3.394%, VAR ICE LIBOR USD 3 Month+0.710%, 11/15/2020	700	704
International Flavors & Fragrances
3.400%, 09/25/2020	200	201
Syngenta Finance
3.698%, 04/24/2020 (B)	525	526
		2,125

Real Estate — 0.3%
American Tower
2.800%, 06/01/2020	458	456
HCP
2.625%, 02/01/2020	450	449

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Realogy Group LLC
4.875%, 06/01/2023 (B)	$1,940	$1,756
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,040
		3,701

Utilities — 0.2%
American Electric Power
2.150%, 11/13/2020	750	740
DTE Energy
1.500%, 10/01/2019	435	431
Emera US Finance
2.150%, 06/15/2019	230	229
Sempra Energy
3.037%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	925	923
1.625%, 10/07/2019	260	258
Southern
3.503%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (B)	400	400
Southern Power
3.342%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (B)	375	373
Texas Energy (Escrow Security)
3.962%, 12/31/2034 (D)	63	4
		3,358

Total Corporate Obligations (Cost $98,750) ($ Thousands)		98,630

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Notes
2.875%, 11/15/2021	4,000	4,039
2.750%, 11/30/2020	6,000	6,020

Total U.S. Treasury Obligations (Cost $10,026) ($ Thousands)		10,059

MUNICIPAL BONDS — 0.1%

California — 0.1%
California State, GO
Callable 10/01/2021 @ 100
3.294%, 04/01/2047 (E)	925	929

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	171

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Utah — 0.0%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
3.260%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	$365	$366

Total Municipal Bonds (Cost $1,287) ($ Thousands)		1,295

	Shares

PREFERRED STOCK — 0.0%
TE Holdcorp, 0.000% *(D)	162,325	365

Total Preferred Stock (Cost $1,410) ($ Thousands)		365

COMMON STOCK — 0.0%
Boart Longyear *	4,951,718	14
TE Holdcorp *(D)	102,547	32

Total Common Stock (Cost $3,175) ($ Thousands)		46

	Number of Warrants

WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $— *	29,715	—

Total Warrants (Cost $—) ($ Thousands)		—

	Shares

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F

2.230%**†	42,668,616	42,669

Total Cash Equivalent (Cost $42,669) ($ Thousands)		42,669

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.1%
BNP Paribas
2.570%, dated 02/28/2019, to be repurchased on 03/01/2019, repurchase price $1,900,136 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, 3.000% - 5.500%, 03/01/2021 - 09/01/2048, ranging in par value from $1,000 - $6,356,322; with total market value $1,938,000) (F)	$1,900	$1,900

Total Repurchase Agreement (Cost $1,900) ($ Thousands)		1,900

Total Investments in Securities — 100.5% (Cost $1,524,365) ($ Thousands)		$1,522,481

172	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(13)	Mar-2019	$(1,549)	$(1,583)	$(34)
U.S. 10-Year Treasury Note	(61)	Jun-2019	(7,475)	(7,442)	33
U.S. 2-Year Treasury Note	(105)	Jul-2019	(22,287)	(22,281)	6
U.S. 5-Year Treasury Note	(20)	Jul-2019	(2,294)	(2,291)	3
U.S. 5-Year Treasury Note	136	Jul-2019	15,616	15,581	(35)
U.S. Long Treasury Bond	(1)	Jun-2019	(145)	(144)	1

			$(18,134)	$(18,160)	$(26)

Percentages are based on Net Assets of $1,515,567 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $446,970 ($ Thousands), representing 29.5% of the Net Assets of the Fund.

(C)	Unsettled bank loan. Interest rate may not be available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$651,480	$–	$651,480
Loan Participations	–	402,687	32,951	435,638
Asset-Backed Securities	–	278,409	1,990	280,399
Corporate Obligations	–	98,626	4	98,630
U.S. Treasury Obligations	–	10,059	–	10,059
Municipal Bonds	–	1,295	–	1,295
Preferred Stock	–	–	365	365
Warrants	–	–	–	–
Common Stock	14	–	32	46
Cash Equivalent	42,669	–	–	42,669
Repurchase Agreement	–	1,900	–	1,900

Total Investments in Securities	$42,683	$1,444,456	$35,342	$1,522,481

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$43	$–	$–	$43
Unrealized Depreciation	(69)	–	–	(69)

Total Other Financial Instruments	$(26)	$–	$–	$(26)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	173

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Opportunistic Income Fund (Concluded)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Common Stock	Investments in Preferred Stock
Balance as of May 31, 2018	$5	$7,952	$—	$1,010
Accrued discounts/premiums	1	210	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/ (depreciation)	(2)	(390)	—	(657)
Purchases	—	—	—	12
Sales	—	(1,359)	—	—
Net transfer into Level 3	—	26,538	32	—
Net transfer out of Level 3	—	—	—	—
Ending Balance as of February 28, 2019	$4	$32,951	$32	$365
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1)	$(737)	$(3,143)	$(657)

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 67,686	$ 647,636	$(672,653)	$ 42,669	$ 699

174	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.3%

Agency Mortgage-Backed Obligations — 33.5%
FHLMC
10.000%, 03/17/2026	$15	$16
7.500%, 08/01/2030 to 12/01/2036	466	515
7.000%, 05/01/2024 to 03/01/2039	130	145
6.500%, 10/01/2031 to 09/01/2039	807	900
6.000%, 03/01/2020 to 08/01/2038	1,237	1,337
5.500%, 02/01/2035 to 12/01/2038	2,393	2,608
5.000%, 04/01/2020 to 01/01/2049	24,592	25,977
4.500%, 11/01/2025 to 10/01/2048	32,085	33,379
4.000%, 10/01/2025 to 01/01/2049	140,870	144,530
3.500%, 03/01/2033 to 11/01/2048	191,628	192,703
3.000%, 03/01/2031 to 09/01/2048	83,330	81,662
FHLMC ARM
4.970%, VAR ICE LIBOR USD 12 Month+1.992%, 12/01/2036	144	152
4.693%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	89	95
4.345%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	37	39
3.859%, VAR ICE LIBOR USD 12 Month+1.640%, 07/01/2048	1,083	1,107
2.802%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	4	4
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	16	17
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	162	178
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	42	45
FHLMC CMO, Ser 2003-2671, Cl S
10.196%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	61	73
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	118	121
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	311	335
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	6	5
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.541%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	268	22
FHLMC CMO, Ser 2009-3546, Cl A
4.173%, 02/15/2039 (B)	89	91
FHLMC CMO, Ser 2010-3621, Cl SB, IO
3.741%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	121	16
FHLMC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	800	796
FHLMC CMO, Ser 2012-4030, Cl HS, IO
4.121%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	71	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	$3,025	$2,961
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	642	87
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	6,774	6,707
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,107	174
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,629	1,498
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,297
FHLMC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	1,117	1,131
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,503	2,633
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	11,164	11,014
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	725	727
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	3,237	3,240
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	2,037	2,106
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	5,417	5,285
FHLMC CMO, Ser 2018-4793, Cl CM
3.000%, 05/15/2048	1,437	1,399
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	7,110	6,937
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	6,771	6,626
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	3,666	3,573
FHLMC Multifamily Structured Pass-Through Certificates, Ser J15F, Cl A2
2.710%, 12/25/2020	350	349
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.570%, 07/25/2021 (B)	2,778	88
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.478%, 10/25/2021 (B)	473	16
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl A1
1.603%, 01/25/2022	214	211
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A1
2.839%, 10/25/2022	161	161
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.103%, 05/25/2023 (B)	63,227	289

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	175

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K041, Cl X1, IO
0.549%, 10/25/2024 (B)	$7,732	$207
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (B)	4,400	4,612
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	3,345	3,423
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
0.882%, 04/25/2024 (B)	13,441	491
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
3.214%, VAR LIBOR USD 1 Month+0.700%, 09/25/2022	192	192
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF27, Cl A
2.934%, VAR LIBOR USD 1 Month+0.420%, 12/25/2026	119	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF42, Cl A
2.764%, VAR LIBOR USD 1 Month+0.250%, 12/25/2024	2,363	2,343
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF57, Cl A
3.054%, VAR LIBOR USD 1 Month+0.540%, 12/25/2028	1,100	1,101
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP03, Cl A2
1.780%, 07/25/2019	37	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,165
FHLMC Reference REMIC CMO, Ser 2006- R007, Cl ZA
6.000%, 05/15/2036	1,211	1,348
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
3.461%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	734	87
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	5,607	5,490
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	2,223	2,180
FHLMC STRIPS CMO, Ser 2014-326, Cl 300
3.000%, 03/15/2044	4,744	4,647
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
3.511%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,139	198
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,491	1,461
FHLMC STRIPS CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	4,101	4,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.140%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	$4,487	$4,525
FHLMC TBA
5.000%, 03/15/2045	500	525
4.500%, 03/13/2036	15,325	15,876
4.000%, 03/15/2041	6,300	6,426
3.500%, 03/15/2045	35,900	35,940
FNMA
8.000%, 05/01/2023 to 06/01/2031	52	58
7.500%, 06/01/2030 to 11/01/2038	193	215
7.000%, 09/01/2026 to 02/01/2039	1,211	1,367
6.500%, 12/01/2022 to 10/01/2037	662	726
6.000%, 10/01/2019 to 10/01/2040	3,299	3,614
5.500%, 06/01/2020 to 08/01/2038	3,198	3,470
5.000%, 02/01/2020 to 02/01/2049	50,381	53,659
4.500%, 07/01/2020 to 09/01/2057	166,882	173,847
4.381%, 06/01/2021	3,162	3,260
4.363%, 11/01/2021	4,874	4,987
4.050%, 01/01/2021	1,430	1,463
4.000%, 07/01/2020 to 06/01/2057	189,023	193,747
3.980%, 08/01/2021	4,117	4,223
3.900%, 06/01/2028	2,050	2,117
3.820%, 11/25/2030	4,450	4,621
3.770%, 01/01/2029	760	790
3.740%, 07/01/2020 to 11/01/2028	2,320	2,356
3.500%, 07/01/2031 to 03/01/2057	124,811	125,552
3.490%, 02/01/2033	3,000	2,979
3.480%, 08/01/2028	5,520	5,616
3.380%, 05/01/2028	125	127
3.300%, 02/01/2030	330	330
3.290%, 10/01/2020	906	909
3.210%, 11/01/2037	4,702	4,432
3.190%, 05/01/2030	2,411	2,371
3.150%, 03/01/2028	930	925
3.080%, 01/01/2028	160	158
3.010%, 05/01/2028	2,853	2,810
3.000%, 05/01/2029 to 11/01/2048	69,172	67,822
2.950%, 05/01/2031	3,264	3,131
2.820%, 06/01/2022	2,725	2,740
2.810%, 04/01/2025	250	248
2.705%, 04/01/2023	203	202
2.500%, 10/01/2042	3,296	3,143
FNMA ARM
4.554%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	27	28
3.854%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2048	1,390	1,425
3.753%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	1,019	1,041

176	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.734%, VAR ICE LIBOR USD 12 Month+1.620%, 07/01/2048	$1,877	$1,918
3.727%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	2,047	2,091
3.690%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3
3.134%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,963	1,979
2.950%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	1,489	1,494
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	51	53
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	44	46
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (A)	–	–
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	33	38
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	170	180
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	125	131
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	123	132
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	116	127
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	136	139
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	19	21
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	11	13
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	347	386
FNMA CMO, Ser 2005-74, Cl CS
13.173%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	98	115
FNMA CMO, Ser 2006-104, Cl MI, IO
4.260%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	1,035	89
FNMA CMO, Ser 2006-125, Cl SM, IO
4.710%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	499	70
FNMA CMO, Ser 2006-33, Cl LS
18.946%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	79	113
FNMA CMO, Ser 2006-46, Cl SW
15.070%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	67	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-51, Cl SP, IO
4.160%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	$83	$10
FNMA CMO, Ser 2007-64, Cl FA
2.960%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	11	11
FNMA CMO, Ser 2007-68, Cl SC, IO
4.210%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	179	30
FNMA CMO, Ser 2008-22, Cl SI, IO
3.940%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,627	27
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	22	24
FNMA CMO, Ser 2009-103, Cl MB
4.315%, 12/25/2039 (B)	131	140
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,444	1,298
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,693
FNMA CMO, Ser 2010-150, Cl SK, IO
4.040%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	696	115
FNMA CMO, Ser 2010-27, Cl AS, IO
3.990%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	857	146
FNMA CMO, Ser 2011-2, Cl WA
5.824%, 02/25/2051 (B)	119	127
FNMA CMO, Ser 2011-75, Cl FA
3.040%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	135	136
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	598	25
FNMA CMO, Ser 2011-96, Cl SA, IO
4.060%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,637	246
FNMA CMO, Ser 2012-133, Cl CS, IO
3.660%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	1,045	175
FNMA CMO, Ser 2012-134, Cl MS, IO
3.660%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	452	78
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	31	33
FNMA CMO, Ser 2012-35, Cl SC, IO
4.010%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	477	82
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	601	648
FNMA CMO, Ser 2012-70, Cl YS, IO
4.160%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	223	24

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	177

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-74, Cl SA, IO
4.160%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	$768	$99
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	53	48
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	106	94
FNMA CMO, Ser 2012-75, Cl NS, IO
4.110%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	275	46
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	3,050	2,278
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,351	1,106
FNMA CMO, Ser 2013-124, Cl SB, IO
3.460%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	790	139
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	909	68
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	672	630
FNMA CMO, Ser 2013-54, Cl BS, IO
3.660%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	495	91
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,510	1,643
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,358	1,539
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,021	1,042
FNMA CMO, Ser 2016-60, Cl QS, IO
3.610%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	1,600	223
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,927	1,923
FNMA CMO, Ser 2017-76, Cl SB, IO
3.610%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	2,908	501
FNMA CMO, Ser 2017-85, Cl SC, IO
3.710%, 11/25/2017	923	137
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	2,518	2,495
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	3,696	3,739
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	853	855
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	4,831	4,870
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	7,093	6,919
FNMA CMO, Ser 2018-4, Cl HC
2.500%, 12/25/2047	1,680	1,637

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	$6,771	$6,615
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	14,698	14,359
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	14,408	14,023
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	3,301	3,233
FNMA CMO, Ser 2018-57, Cl PT
3.000%, 08/25/2048	2,527	2,466
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	7,202	7,024
FNMA CMO, Ser 2018-63, Cl DA
3.500%, 09/25/2048	1,763	1,791
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	2,306	2,231
FNMA CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	1,095	1,126
FNMA CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	2,772	2,758
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	195	34
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	257	58
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,344	95
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	955	202
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	1,766	127
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	934	179
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,021	211
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	5,350	5,411
FNMA TBA
5.000%, 03/15/2045	15,175	15,913
4.500%, 03/01/2045	27,220	28,170
4.000%, 03/01/2039	56,400	57,500
3.500%, 03/01/2041 to 03/15/2045	96,765	97,225
3.000%, 03/15/2030 to 03/15/2043	27,055	26,582
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	3,978	3,955

178	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2014-M12, Cl FA
2.803%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	$396	$396
FNMA, Ser 2014-M3, Cl X2, IO
0.060%, 01/25/2024 (B)	43,405	124
FNMA, Ser 2015-M8, Cl X2, IO
0.149%, 01/25/2025 (B)	84,795	617
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	913	878
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	751	737
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/2027 (B)	8,400	8,245
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	741	763
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	1,780	1,864
FNMA, Ser M5, Cl FA
2.993%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	542	539
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.416%, 12/25/2048 (B)(C)	171	174
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 05/15/2033	771	833
6.500%, 01/15/2024 to 07/15/2035	1,331	1,469
6.000%, 12/15/2023 to 10/20/2040	4,505	4,976
5.000%, 12/20/2039 to 04/20/2049	105,217	110,080
4.500%, 01/20/2040 to 02/20/2049	77,207	80,156
4.000%, 08/20/2047 to 09/20/2048	26,261	26,986
3.500%, 06/20/2044 to 06/15/2048	78,726	79,554
3.000%, 04/15/2045 to 11/20/2047	63,153	62,411
GNMA ARM
4.110%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	763	780
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	8	9
GNMA CMO, Ser 2001-22, Cl PS
14.556%, VAR LIBOR USD 1 Month+21.008%, 03/17/2031	188	192
GNMA CMO, Ser 2002-57, Cl SB
75.279%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	23	32
GNMA CMO, Ser 2003-60, Cl GS
8.281%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	18	19
GNMA CMO, Ser 2005-7, Cl JM
11.261%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	3	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2006-16, Cl GS, IO
4.505%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	$536	$69
GNMA CMO, Ser 2007-78, Cl SA, IO
4.049%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	3,232	376
GNMA CMO, Ser 2009-106, Cl KS, IO
3.915%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	3,827	529
GNMA CMO, Ser 2009-66, Cl XS, IO
4.319%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	34	4
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,438
GNMA CMO, Ser 2009-8, Cl PS, IO
3.819%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	31	3
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	49	48
GNMA CMO, Ser 2010-31, Cl GS, IO
4.015%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	90	3
GNMA CMO, Ser 2010-4, Cl NS, IO
3.909%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	5,429	859
GNMA CMO, Ser 2010-4, Cl SL, IO
3.919%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	112	17
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,186	1,231
GNMA CMO, Ser 2010-85, Cl HS, IO
4.165%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	338	29
GNMA CMO, Ser 2010-H04, Cl CI, IO
1.632%, 04/20/2060 (B)	5,396	206
GNMA CMO, Ser 2010-H10, Cl FC
3.500%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,623	2,654
GNMA CMO, Ser 2010-H26, Cl LF
2.857%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	3,624	3,616
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	59	12
GNMA CMO, Ser 2011-H09, Cl AF
3.007%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	1,060	1,061
GNMA CMO, Ser 2012-112, Cl IO, IO
0.277%, 02/16/2053 (B)	6,131	119
GNMA CMO, Ser 2012-124, Cl AS, IO
3.719%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	811	138
GNMA CMO, Ser 2012-141, Cl WA
4.530%, 11/16/2041 (B)	642	685

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	179

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-142, Cl IO, IO
0.981%, 04/16/2054 (B)	$17,634	$720
GNMA CMO, Ser 2012-27, Cl IO, IO
0.956%, 04/16/2053 (B)	9,311	275
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	801	58
GNMA CMO, Ser 2012-98, Cl SA, IO
3.619%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	624	99
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.175%, 03/20/2062 (B)	16,680	293
GNMA CMO, Ser 2013-145, Cl IO, IO
1.066%, 09/16/2044 (B)	7,958	382
GNMA CMO, Ser 2013-163, Cl IO, IO
1.236%, 02/16/2046 (B)	9,424	434
GNMA CMO, Ser 2013-H01, Cl JA
2.827%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	1,013	1,009
GNMA CMO, Ser 2013-H01, Cl TA
3.007%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	92	92
GNMA CMO, Ser 2014-186, Cl IO, IO
0.757%, 08/16/2054 (B)	14,273	660
GNMA CMO, Ser 2014-47, Cl IA, IO
0.246%, 02/16/2048 (B)	1,962	44
GNMA CMO, Ser 2014-50, Cl IO, IO
0.839%, 09/16/2055 (B)	4,979	263
GNMA CMO, Ser 2014-H04, Cl FB
3.157%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,168	2,178
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	504	99
GNMA CMO, Ser 2016-128, Cl IO, IO
0.952%, 09/16/2056 (B)	12,427	960
GNMA CMO, Ser 2016-135, Cl SB, IO
3.619%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	576	146
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	245	53
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	2,713	2,680
GNMA CMO, Ser 2018-H04, Cl FJ
2.600%, VAR ICE LIBOR USD 12 Month+0.040%, 03/20/2068	498	493
GNMA CMO, Ser 2018-H06, Cl PF
2.807%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	1,000	995
GNMA CMO, Ser 2018-H07, Cl FD
2.807%, VAR LIBOR USD 1 Month+0.300%, 05/20/2068	1,776	1,768
GNMA CMO, Ser 2018-H13, Cl DF
2.850%, VAR ICE LIBOR USD 12 Month+0.020%, 07/20/2068	7,234	7,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	$4,555	$4,537
GNMA CMO, Ser 2019-20, Cl JK
3.500%, 02/20/2049	7,417	7,397
GNMA TBA
5.000%, 03/01/2039 to 04/01/2040	13,500	14,057
4.500%, 03/01/2039	31,780	32,887
4.000%, 03/15/2045	20,035	20,565
3.500%, 03/15/2045	17,400	17,556
3.000%, 03/15/2045	3,600	3,555
GNMA, Ser 118, Cl AC
3.200%, 05/16/2049	725	717
GNMA, Ser 123, Cl AH
3.250%, 09/16/2052	150	149
GNMA, Ser 129, Cl AG
3.100%, 05/16/2059	1,413	1,396
GNMA, Ser 135, Cl AG
2.600%, 08/16/2058	1,047	988
GNMA, Ser 2012-33, Cl A
1.899%, 03/16/2040	68	68
GNMA, Ser 2017-190, Cl IO, IO
0.687%, 03/16/2060 (B)	7,223	439
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060 (B)	1,670	1,650
GNMA, Ser 98, Cl A
3.000%, 10/16/2050	427	420
GNMA, Ser 99, Cl A
3.200%, 01/16/2052	565	561
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.963%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	2,457	2,461
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
3.073%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	234	235
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
3.073%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	259	260
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.963%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	18	18
		2,189,752

Non-Agency Mortgage-Backed Obligations — 5.8%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
3.070%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	3,618	3,588

180	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
4.209%, 11/28/2035 (B)(C)	$12	$12
Aventura Mall Trust, Ser 2013-AVM, Cl D
3.743%, 12/05/2032 (B)(C)	190	192
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	2,640	2,752
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.660%, 11/25/2021 (B)	25	23
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.091%, 04/25/2037 (B)	101	99
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	10	10
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	123	130
Banc of America Funding, Ser 2004-C, Cl 1A1
4.965%, 12/20/2034 (B)	39	39
Banc of America Funding, Ser 2005-B, Cl 2A1
4.042%, 04/20/2035 (B)	1,347	1,244
Banc of America Funding, Ser 2006-G, Cl 2A4
2.775%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	3,222	3,208
Banc of America Funding, Ser 2015-R2, Cl 9A1
2.705%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	2,206	2,184
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,166
BANK, Ser 2019-BN16, Cl A4
4.005%, 02/15/2052	3,320	3,436
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	450	448
BBCMS Trust, Ser 2018-CBM, Cl A
3.489%, VAR LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	3,500	3,478
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,488
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	116	119
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.386%, 05/25/2034 (B)	70	65
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.108%, 05/25/2034 (B)	30	30
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
3.230%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR5, Cl G
5.864%, 07/11/2042 (B)(C)	$3,102	$3,113
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.399%, 06/11/2041 (B)(C)	124	1
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	582	593
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/2052	1,115	1,173
Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/2052	5,033	5,201
Benchmark Mortgage Trust, Ser 2019-B9, Cl A4
3.751%, 03/15/2052	1,399	1,417
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
3.559%, VAR LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	1,295	1,299
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	2,033	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.785%, 12/11/2049 (B)(C)	121	1
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	354	348
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,257
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	734	737
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,759
CD Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	945	948
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	512	507
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	894	877
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	988	984

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	181

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	$1,247	$1,268
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	964	972
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	446	440
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	769
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	1,835	1,859
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.510%, 02/25/2037 (B)	46	46
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.478%, 02/25/2037 (B)	53	54
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.256%, 07/25/2037 (B)	99	100
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
3.270%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,731	2,613
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,470
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	900
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A2
2.674%, 04/10/2048	1,718	1,713
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	500	501
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.740%, 09/25/2033 (B)	65	65
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
4.181%, 02/25/2034 (B)	21	20
Citigroup Mortgage Loan Trust, Ser 2004- RR2, Cl A2
4.324%, 05/25/2034 (B)(C)	125	129
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
4.170%, 08/25/2034 (B)	47	46

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.338%, 09/25/2033 (B)(C)	$117	$119
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	1,290	1,268
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.489%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	3,980	3,970
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (B)(C)	3,258	3,239
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	1,262	1,265
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	172	167
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,416
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	23	23
COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/2046	190	190
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,212
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	60	60
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.220%, 03/10/2047 (B)	13,531	603
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	603	624
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	518
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	511
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	1,408	1,435
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	131	131
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	3,499	3,495
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.168%, 02/10/2048 (B)	17,042	909
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,474
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	724
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,755

182	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	$741	$733
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (B)	90	93
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	227
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	763	791
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	198
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (B)(C)	1,350	1,381
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.644%, 02/10/2047 (B)	350	364
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	1,136	1,155
Commercial Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	722	755
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	1,599	1,600
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/2034 (C)	1,752	1,754
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	653	643
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	50	47
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	267	280
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-14, Cl 4A1
3.805%, 08/25/2034 (B)	129	125
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	181	163
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
3.760%, VAR LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	3,660	3,669
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	154	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	$95	$102
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048	110	111
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	1,040	1,059
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,904	1,947
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	327	332
CSAIL Commercial Mortgage Trust, Ser 2019- C15, Cl A4
4.053%, 03/15/2052	928	956
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	3,260	3,314
CSMC Trust, Ser 2015-5R, Cl 1A1
3.172%, 09/27/2046 (B)(C)	3,635	3,592
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	203	209
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	1,988	2,017
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	13,811	13,352
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (B)(C)	7,627	7,727
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	505	523
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	455	458
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	430
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,842	2,905
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.280%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	671	629
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	3,425	3,374
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.390%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	2,046	2,082
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
4.386%, 09/25/2034 (B)	101	100

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	183

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	$5,626	$5,516
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	26,098	139
GE Business Loan Trust, Ser 2007-1A, Cl A
2.659%, VAR LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	376	369
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (C)	700	705
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	175	178
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	239	238
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,644
GS Mortgage Securities II, Ser GS10, Cl A5
4.155%, 07/10/2051 (B)	1,545	1,613
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.871%, 11/10/2039 (B)(C)	1,076	8
GS Mortgage Securities Trust, Ser 2012-GC6, Cl C
5.652%, 01/10/2045 (B)(C)	1,073	1,125
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	117	117
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	390	415
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	610	624
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
0.816%, 07/10/2048 (B)	37,317	1,436
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	4,504	4,548
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	708
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,102	1,092
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	945	937
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	3,770	3,708

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	$3,770	$3,708
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	8,015	8,052
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
2.005%, 09/25/2035 (B)(C)	219	19
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	62	63
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	23	24
Impac CMB Trust, Ser 2005-4, Cl 2A1
3.090%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	121	120
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,359	3,611
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
2.840%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	980	953
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.350%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	18	17
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	30	28
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.891%, 01/15/2047 (B)	230	243
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (B)	750	740
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	863
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl ASB
3.017%, 02/15/2048	645	645
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	572	570
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,726

184	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	$492	$504
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl A5
3.576%, 01/15/2026	630	638
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	2,149	2,183
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	814
JPMCC Commercial Mortgage Securities Trust, Ser 2019-COR4, Cl A5
4.029%, 03/10/2052	1,763	1,814
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	555
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 03/15/2050	1,585	1,612
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	295
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,047
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.369%, 06/12/2043 (B)	4,020	5
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	226	227
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
2.644%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	65	65
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	1,199	1,211
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	78	78
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	515	514
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,348
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	731	720

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	$907	$930
2.713%, 08/15/2049	993	975
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (B)(C)	565	572
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
3.399%, VAR LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,100	2,095
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl AFX
4.248%, 07/05/2033 (C)	1,980	2,066
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.301%, 06/25/2034 (B)	449	450
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.544%, 02/25/2035 (B)	139	143
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.715%, 04/25/2035 (B)	43	43
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.478%, 08/25/2034 (B)	208	213
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.619%, 11/25/2033 (B)	194	199
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.634%, 12/25/2046 (B)(C)	1,069	1,055
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.179%, 10/26/2048 (B)(C)	9,332	9,295
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.179%, 10/26/2048 (B)(C)	3,370	3,312
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	7,052	6,971
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	2,763	2,713
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	9,511	9,345
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.383%, 02/15/2041 (B)(C)	968	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,815	1,830
LMREC, Ser 2016-CRE2, Cl A
4.206%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	1,048	1,048
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
4.436%, 11/21/2034 (B)	2,106	2,165

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	185

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
3.625%, 06/25/2034 (B)	$7	$7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	499	523
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	261	221
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,460	1,350
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
2.840%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	274	215
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	16	13
MASTR Seasoned Securities Trust, Ser 2004- 1, Cl 4A1
4.625%, 10/25/2032 (B)	5	5
MASTR Seasoned Securities Trust, Ser 2005- 1, Cl 4A1
4.521%, 10/25/2032 (B)	40	41
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.428%, 07/25/2033 (B)	58	57
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.277%, 12/25/2034 (B)	137	137
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
4.456%, 02/25/2034 (B)	57	57
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.125%, 02/25/2034 (B)	44	44
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.075%, 08/25/2034 (B)	84	86
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
3.424%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	115	111
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.471%, 02/25/2036 (B)	77	78
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.782%, 12/12/2049 (B)(C)	245	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2022	150	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (B)	$1,600	$1,663
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	1,007	1,020
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	268	274
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	482	486
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl A4
2.600%, 09/15/2049	1,726	1,633
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,432
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C20, Cl A4
3.249%, 02/15/2048	262	261
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.333%, 02/12/2044 (B)(C)	402	–
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (C)	910	918
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.092%, 11/15/2049 (B)	16,103	933
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	867	854
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	756	738
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049	504	497
Morgan Stanley Capital I Trust, Ser T27, Cl AJ
5.946%, 06/11/2042 (B)	3,225	3,395
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.626%, 04/25/2034 (B)	157	166
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
2.849%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	4,793	4,227
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	3,115	3,050
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	6,061	6,113

186	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.513%, 05/25/2036 (B)	$164	$159
OBX Trust, Ser 2018-1, Cl A2
3.140%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	4,132	4,092
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	3,255	3,296
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
3.795%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,480
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	12	10
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	56	59
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,310	1,055
RALI Trust, Ser 2005-QO5, Cl A1
3.332%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	543	500
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	13	13
RBS Commercial Funding Trust, Ser 2013- GSP, Cl A
3.834%, 01/15/2032 (B)(C)	1,380	1,417
Residential Accredit Loans, Ser 2005-QO2, Cl A1
3.692%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	390	360
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	49	53
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	183	190
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	34	34
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.360%, 12/25/2034 (B)	376	375
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
3.459%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,339
Seasoned Loans Structured Transaction, Ser 2018-1, Cl A1
3.500%, 06/25/2028	3,568	3,590
Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/2028	1,546	1,555

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
3.196%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035		$174	$163
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
2.810%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035		1,579	1,489
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.690%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024		951	971
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
3.140%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034		113	111
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.960%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035		2,183	2,130
Structured Asset Securities, Ser 2003-31A, Cl 2A7
4.325%, 10/25/2033 (B)		2,185	2,220
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.434%, 12/25/2033 (B)		55	55
Structured TCW Note, Ser TCW-1166
3.640%, 03/25/2029		8,932	9,175
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043		216	214
Towd Point Mortgage Funding, Ser 2016- V1A, Cl A1
2.059%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	1,242	1,654
UBS Commercial Mortgage Trust, Ser 2017- C3, Cl AS
3.739%, 08/15/2050 (B)		$1,930	1,924
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl A4
4.334%, 10/15/2051		718	759
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063		1,143	1,158
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		100	100
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		1,110	1,124
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)		1,210	1,230
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.045%, 06/15/2045 (B)(C)		123	–

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	187

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.211%, 07/25/2034 (B)	$7,814	$7,945
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
4.721%, 01/25/2033 (B)	103	105
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.483%, 10/25/2033 (B)	109	111
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
4.220%, 06/25/2033 (B)	93	94
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.151%, 08/25/2033 (B)	81	83
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.338%, 09/25/2033 (B)	198	203
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
10.615%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	17	19
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	337	340
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.970%, 06/25/2034 (B)	73	74
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
4.095%, 06/25/2034 (B)	6,897	7,039
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	7,895	7,816
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
2.760%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	7,790	7,719
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
3.402%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,670	1,041
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.664%, 11/25/2036 (B)	136	128
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.560%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
3.062%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	$203	$134
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	247	47
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	7	8
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	17	15
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	58	54
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (B)(C)	1,530	1,521
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,274
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl AS
3.367%, 10/15/2049	2,725	2,673
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.942%, 02/25/2034 (B)	72	72
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.530%, 12/25/2034 (B)	100	102
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
4.630%, 12/25/2034 (B)	68	71
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
4.809%, 07/25/2034 (B)	190	194
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.678%, 08/25/2034 (B)	32	33
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.545%, 08/25/2035 (B)	65	66
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
4.812%, 06/25/2035 (B)	150	154
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
4.661%, 10/25/2033 (B)	56	56

188	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
4.825%, 11/25/2036 (B)	$128	$130
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
4.664%, 04/25/2036 (B)	58	58
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.466%, 03/26/2035 (B)(C)	1,818	1,868
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.399%, 06/15/2045 (B)(C)	2,713	95
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.273%, 03/15/2048 (B)(C)	11,343	463
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.343%, 03/15/2048 (B)	488	497
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	156
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	125
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	39	39
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	219
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.081%, 03/15/2047 (B)	4,768	189
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,331
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.069%, 08/15/2047 (B)	14,974	617
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,211
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (B)	775	795
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.604%, 10/15/2057 (B)	5,170	134
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	$1,330	$1,349
		381,543
Total Mortgage-Backed Securities (Cost $2,579,494) ($ Thousands)		2,571,295

CORPORATE OBLIGATIONS — 29.5%

Communication Services — 2.7%
21st Century Fox America
8.875%, 04/26/2023	150	181
6.900%, 03/01/2019	4,000	4,000
6.650%, 11/15/2037	260	339
6.200%, 12/15/2034	265	328
6.150%, 03/01/2037	2,050	2,531
4.950%, 10/15/2045	639	711
America Movil
5.000%, 10/16/2019	1,930	1,955
5.000%, 03/30/2020	540	550
AT&T
6.000%, 08/15/2040	2,875	3,089
5.450%, 03/01/2047	448	455
5.250%, 03/01/2037	3,452	3,476
5.150%, 02/15/2050	1,980	1,918
4.850%, 03/01/2039	1,659	1,585
4.800%, 06/15/2044	6,125	5,749
4.750%, 05/15/2046	999	928
4.500%, 03/09/2048	687	611
4.450%, 05/15/2021	440	452
4.350%, 03/01/2029	1,926	1,918
4.350%, 06/15/2045	902	786
4.300%, 02/15/2030	2,255	2,214
4.100%, 02/15/2028	945	931
3.950%, 01/15/2025	140	140
3.000%, 02/15/2022	700	697
AT&T Inc
3.400%, 05/15/2025	5,768	5,625
CBS
3.700%, 08/15/2024	1,505	1,496
3.375%, 02/15/2028	1,200	1,118
2.300%, 08/15/2019	220	220
Charter Communications Operating LLC
6.484%, 10/23/2045	630	677
6.384%, 10/23/2035	1,910	2,045
5.750%, 04/01/2048	810	810
5.375%, 04/01/2038	1,275	1,229
5.375%, 05/01/2047	250	237
5.050%, 03/30/2029	3,705	3,784
4.908%, 07/23/2025	3,750	3,887
4.464%, 07/23/2022	610	626

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	189

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 03/15/2028	$1,300	$1,256
3.750%, 02/15/2028	4,550	4,256
3.579%, 07/23/2020	820	824
Comcast
7.050%, 03/15/2033	50	65
4.950%, 10/15/2058	1,099	1,157
4.750%, 03/01/2044	120	125
4.700%, 10/15/2048	200	208
4.600%, 10/15/2038	7,821	8,071
4.400%, 08/15/2035	3,055	3,062
4.250%, 10/15/2030	1,010	1,045
4.250%, 01/15/2033	360	368
4.200%, 08/15/2034	570	574
4.150%, 10/15/2028	4,902	5,063
4.000%, 03/01/2048	947	885
3.950%, 10/15/2025	2,078	2,141
3.900%, 03/01/2038	1,000	940
3.700%, 04/15/2024	1,547	1,582
3.450%, 10/01/2021	2,843	2,877
3.417%, VAR ICE LIBOR USD 3 Month+0.630%, 04/15/2024	1,635	1,621
3.300%, 10/01/2020	3,539	3,563
3.200%, 07/15/2036	170	149
3.150%, 03/01/2026	280	275
2.350%, 01/15/2027	1,780	1,631
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	293
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	229
Discovery Communications LLC
5.200%, 09/20/2047	555	522
3.950%, 03/20/2028	973	927
2.750%, 11/15/2019 (C)	2,000	1,994
Fox
5.576%, 01/25/2049 (C)	840	886
5.476%, 01/25/2039 (C)	200	210
4.709%, 01/25/2029 (C)	1,431	1,485
4.030%, 01/25/2024 (C)	1,794	1,831
Rogers Communications
4.100%, 10/01/2023	133	138
Sky
3.750%, 09/16/2024 (C)	2,045	2,079
Sprint Capital
8.750%, 03/15/2032	200	217
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	3,595	3,622
4.738%, 03/20/2025 (C)	2,370	2,373
3.360%, 09/20/2021 (C)	7,023	6,979
Telefonica Emisiones
5.877%, 07/15/2019	180	182
5.462%, 02/16/2021	69	72
5.134%, 04/27/2020	1,160	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.103%, 03/08/2027	$1,380	$1,358
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,295
Verizon Communications
5.500%, 03/16/2047	1,021	1,135
5.250%, 03/16/2037	2,410	2,624
5.150%, 09/15/2023	400	434
4.672%, 03/15/2055	1,335	1,298
4.522%, 09/15/2048	848	829
4.500%, 08/10/2033	2,410	2,455
4.400%, 11/01/2034	6,327	6,339
4.329%, 09/21/2028	3,445	3,567
4.272%, 01/15/2036	4,427	4,321
4.150%, 03/15/2024	1,503	1,565
4.125%, 03/16/2027	330	338
4.125%, 08/15/2046	1,837	1,681
3.850%, 11/01/2042	1,660	1,486
3.500%, 11/01/2024	1,310	1,324
3.376%, 02/15/2025	517	517
2.625%, 08/15/2026	940	877
Viacom
4.250%, 09/01/2023	2,200	2,253
3.875%, 04/01/2024	230	230
Vodafone Group
5.250%, 05/30/2048	1,040	991
4.375%, 05/30/2028	4,520	4,475
3.750%, 01/16/2024	3,369	3,358
Walt Disney MTN
4.125%, 06/01/2044	335	339
Warner Media LLC
6.250%, 03/29/2041	190	210
5.375%, 10/15/2041	1,060	1,071
5.350%, 12/15/2043	328	327
4.750%, 03/29/2021	2,180	2,256
4.700%, 01/15/2021	160	165
3.800%, 02/15/2027	506	492
3.550%, 06/01/2024	3,695	3,681
		178,551

Consumer Discretionary — 1.3%
Alimentation Couche-Tard
4.500%, 07/26/2047 (C)	118	107
3.550%, 07/26/2027 (C)	2,200	2,097
Amazon.com
5.200%, 12/03/2025	1,080	1,210
4.950%, 12/05/2044	600	682
4.800%, 12/05/2034	187	208
4.050%, 08/22/2047	570	571
3.875%, 08/22/2037	460	458
3.150%, 08/22/2027	960	947
2.800%, 08/22/2024	1,183	1,171

190	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AutoZone
2.500%, 04/15/2021	$44	$43
BMW US Capital LLC
3.450%, 04/12/2023 (C)	2,320	2,334
3.100%, 04/12/2021 (C)	1,740	1,743
1.850%, 09/15/2021 (C)	180	175
Cox Communications
3.250%, 12/15/2022 (C)	1,010	1,000
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,738
2.700%, 08/03/2020 (C)	340	337
2.450%, 05/18/2020 (C)	150	149
2.300%, 01/06/2020 (C)	3,120	3,101
Ford Motor
5.291%, 12/08/2046	628	507
Ford Motor Credit LLC
8.125%, 01/15/2020	1,225	1,272
5.875%, 08/02/2021	1,570	1,623
5.596%, 01/07/2022	2,908	2,980
3.813%, 10/12/2021	1,800	1,777
3.677%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	2,912
3.339%, 03/28/2022	2,990	2,869
3.157%, 08/04/2020	200	198
3.096%, 05/04/2023	200	184
2.597%, 11/04/2019	2,520	2,513
2.459%, 03/27/2020	2,500	2,467
2.343%, 11/02/2020	4,670	4,555
General Motors
6.600%, 04/01/2036	1,510	1,561
6.250%, 10/02/2043	940	929
5.950%, 04/01/2049	1,371	1,305
5.150%, 04/01/2038	749	673
5.000%, 10/01/2028	336	329
4.875%, 10/02/2023	2,230	2,302
General Motors Financial
5.650%, 01/17/2029	1,170	1,191
5.100%, 01/17/2024	2,129	2,176
4.350%, 01/17/2027	180	171
3.450%, 04/10/2022	1,545	1,534
3.200%, 07/13/2020	159	159
3.150%, 01/15/2020	2,000	2,000
2.450%, 11/06/2020	320	315
2.400%, 05/09/2019	2,295	2,293
Home Depot
4.500%, 12/06/2048	324	343
3.900%, 12/06/2028	985	1,021
Kohl’s
5.550%, 07/17/2045	1,660	1,499
McDonald’s MTN
4.875%, 12/09/2045	1,070	1,103
3.800%, 04/01/2028	2,575	2,572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 01/30/2026	$840	$845
3.500%, 03/01/2027	20	20
NBCUniversal Media LLC
5.950%, 04/01/2041	375	441
Newell Brands
4.200%, 04/01/2026	560	527
3.850%, 04/01/2023	570	564
2.600%, 03/29/2019	71	71
NVR
3.950%, 09/15/2022	1,330	1,353
QVC
5.950%, 03/15/2043	50	45
4.375%, 03/15/2023	1,210	1,220
Sands China
5.125%, 08/08/2025	810	828
4.600%, 08/08/2023	700	710
Starbucks
4.500%, 11/15/2048	26	25
3.800%, 08/15/2025	3,435	3,486
3.750%, 12/01/2047	655	561
Time Warner Cable
8.250%, 04/01/2019	2,890	2,902
7.300%, 07/01/2038	100	112
6.550%, 05/01/2037	441	468
5.875%, 11/15/2040	210	207
5.500%, 09/01/2041	1,862	1,761
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,748
TJX
2.250%, 09/15/2026	530	489
Toyota Motor Credit MTN
2.600%, 01/11/2022	930	923
		84,710

Consumer Staples — 3.3%
Aetna
3.875%, 08/15/2047	360	297
2.800%, 06/15/2023	3,648	3,552
Altria Group
9.250%, 08/06/2019	4,220	4,327
5.800%, 02/14/2039	3,025	3,012
5.375%, 01/31/2044	280	261
4.800%, 02/14/2029	1,060	1,058
4.750%, 05/05/2021	490	506
4.400%, 02/14/2026	2,985	3,011
3.800%, 02/14/2024	540	541
3.490%, 02/14/2022	360	362
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	97	98
3.300%, 02/01/2023	2,000	2,012
2.650%, 02/01/2021	416	414

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	191

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	$1,865	$1,989
5.550%, 01/23/2049	2,070	2,175
5.450%, 01/23/2039	2,795	2,933
4.900%, 01/23/2031	1,749	1,833
4.750%, 01/23/2029	7,485	7,814
4.600%, 04/15/2048	1,705	1,570
4.150%, 01/23/2025	4,690	4,836
4.000%, 04/13/2028	2,160	2,146
3.500%, 01/12/2024	330	333
2.500%, 07/15/2022	1,236	1,217
Anheuser-Busch LLC
4.900%, 02/01/2046 (C)	6,007	5,764
3.650%, 02/01/2026 (C)	3,283	3,245
Bacardi
4.700%, 05/15/2028 (C)	1,805	1,751
BAT Capital
4.540%, 08/15/2047	2,434	1,965
3.557%, 08/15/2027	5,220	4,784
2.764%, 08/15/2022	4,013	3,908
2.297%, 08/14/2020	957	943
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	3,255	3,127
2.375%, 10/08/2019 (C)	3,600	3,584
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	5,205	5,069
3.798%, VAR ICE LIBOR USD 3 Month+1.010%, 12/15/2023 (C)	1,200	1,175
3.500%, 06/25/2021 (C)	1,150	1,148
Campbell Soup
3.300%, 03/15/2021	2,685	2,681
Church & Dwight
2.450%, 08/01/2022	480	468
Coca-Cola
3.300%, 09/01/2021	52	53
2.875%, 10/27/2025	185	183
Conagra Brands
5.400%, 11/01/2048	1,005	943
4.850%, 11/01/2028	750	752
Constellation Brands
4.650%, 11/15/2028	1,115	1,145
4.400%, 11/15/2025	877	899
3.700%, 12/06/2026	533	518
3.600%, 02/15/2028	1,001	950
3.500%, 05/09/2027	449	427
3.200%, 02/15/2023	324	319
Costco Wholesale
3.000%, 05/18/2027	2,135	2,087
2.750%, 05/18/2024	1,623	1,610
CVS Health
2.750%, 12/01/2022	230	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
6.036%, 12/10/2028	$1,696	$1,828
5.926%, 01/10/2034 (C)	161	174
5.880%, 01/10/2028	111	118
5.789%, 01/10/2026 (C)	921	967
Danone
2.947%, 11/02/2026 (C)	4,266	4,019
2.589%, 11/02/2023 (C)	1,580	1,521
2.077%, 11/02/2021 (C)	1,030	999
Diageo Investment
2.875%, 05/11/2022	3,730	3,726
DP World MTN
5.625%, 09/25/2048 (C)	2,990	3,012
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,343
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (C)	4,500	4,537
General Mills
4.200%, 04/17/2028	2,800	2,827
Keurig Dr Pepper
4.057%, 05/25/2023 (C)	1,620	1,638
Kraft Heinz Foods
6.500%, 02/09/2040	355	372
5.375%, 02/10/2020	1,827	1,863
5.200%, 07/15/2045	374	348
5.000%, 07/15/2035	370	351
5.000%, 06/04/2042	290	263
4.875%, 02/15/2025 (C)	3,830	3,893
4.625%, 01/30/2029	1,930	1,936
4.375%, 06/01/2046	3,498	2,901
4.000%, 06/15/2023	40	40
3.950%, 07/15/2025	1,520	1,505
3.500%, 06/06/2022	10	10
3.500%, 07/15/2022	300	299
3.000%, 06/01/2026	1,152	1,064
2.800%, 07/02/2020	1,889	1,878
Kroger
5.400%, 01/15/2049	1,760	1,735
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	1,942
Maple Escrow Subsidiary
4.417%, 05/25/2025 (C)	380	387
Molson Coors Brewing
3.500%, 05/01/2022	220	219
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,425	6,220
Nestle Holdings
4.000%, 09/24/2048 (C)	1,017	1,008
3.900%, 09/24/2038 (C)	764	760
3.625%, 09/24/2028 (C)	734	747
3.500%, 09/24/2025 (C)	2,255	2,293

192	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.350%, 09/24/2023 (C)	$2,951	$3,001
3.100%, 09/24/2021 (C)	2,062	2,076
PepsiCo
3.600%, 03/01/2024	150	155
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,273
Philip Morris International
2.900%, 11/15/2021	550	550
2.500%, 08/22/2022	1,530	1,498
2.500%, 11/02/2022	1,250	1,223
Procter & Gamble
3.100%, 08/15/2023	140	142
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,066
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,557
Reynolds American
8.125%, 06/23/2019	1,795	1,822
8.125%, 05/01/2040	1,060	1,240
6.875%, 05/01/2020	2,500	2,601
6.150%, 09/15/2043	480	473
5.850%, 08/15/2045	1,911	1,821
3.250%, 06/12/2020	386	386
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,323
Sanofi
3.625%, 06/19/2028	1,240	1,258
3.375%, 06/19/2023	2,306	2,345
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,000	977
1.900%, 09/23/2019	2,680	2,661
Sysco
3.550%, 03/15/2025	1,935	1,929
Takeda Pharmaceutical
5.000%, 11/26/2028 (C)	1,485	1,557
4.400%, 11/26/2023 (C)	2,945	3,043
Tyson Foods Inc
4.000%, 03/01/2026	805	807
UBM
5.750%, 11/03/2020 (C)	850	876
University of Southern California
3.028%, 10/01/2039	2,500	2,278
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,335
3.450%, 06/01/2026	710	680
3.300%, 11/18/2021	888	893
Walmart
4.050%, 06/29/2048	337	340
3.950%, 06/28/2038	855	857
3.700%, 06/26/2028	5,823	5,969
3.550%, 06/26/2025	1,649	1,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 04/22/2024	$175	$178
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,201
		214,848

Energy — 3.3%
Anadarko Finance
7.500%, 05/01/2031	240	292
Anadarko Petroleum
5.550%, 03/15/2026	2,250	2,407
4.850%, 03/15/2021	566	581
4.500%, 07/15/2044	1,000	905
Andeavor Logistics
5.250%, 01/15/2025	343	349
5.200%, 12/01/2047	895	861
3.500%, 12/01/2022	721	718
Apache
5.100%, 09/01/2040	520	496
4.750%, 04/15/2043	420	382
4.375%, 10/15/2028	680	668
4.250%, 01/15/2044	1,130	967
3.250%, 04/15/2022	45	45
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,825
BP Capital Markets
3.561%, 11/01/2021	110	112
3.535%, 11/04/2024	150	152
3.506%, 03/17/2025	340	343
BP Capital Markets America
3.937%, 09/21/2028	4,403	4,536
3.796%, 09/21/2025	1,894	1,939
3.410%, 02/11/2026	1,764	1,762
3.245%, 05/06/2022	950	957
3.216%, 11/28/2023	4,715	4,724
3.119%, 05/04/2026	400	391
Canadian Natural Resources
6.450%, 06/30/2033	200	232
3.850%, 06/01/2027	644	630
Cenovus Energy
4.250%, 04/15/2027	2,360	2,249
Chevron
3.191%, 06/24/2023	95	96
2.954%, 05/16/2026	1,100	1,082
2.895%, 03/03/2024	2,570	2,559
2.355%, 12/05/2022	290	285
1.961%, 03/03/2020	81	81
Cimarex Energy
4.375%, 06/01/2024	3,354	3,411
3.900%, 05/15/2027	550	530
CNOOC Finance 2013
3.000%, 05/09/2023	253	248

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	193

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	$1,510	$1,567
3.500%, 05/05/2025	2,900	2,870
Concho Resources
4.375%, 01/15/2025	100	101
4.300%, 08/15/2028	800	806
3.750%, 10/01/2027	60	58
Conoco Funding
6.950%, 04/15/2029	995	1,264
ConocoPhillips
4.150%, 11/15/2034	753	746
Continental Resources
4.375%, 01/15/2028	340	339
3.800%, 06/01/2024	530	523
Devon Energy
5.850%, 12/15/2025	1,000	1,104
5.600%, 07/15/2041	1,543	1,670
5.000%, 06/15/2045	1,070	1,090
4.750%, 05/15/2042	157	153
3.250%, 05/15/2022	670	668
Devon Financing
7.875%, 09/30/2031	1,230	1,572
Ecopetrol
5.875%, 05/28/2045	5,298	5,342
4.125%, 01/16/2025	167	166
Enbridge
5.500%, 12/01/2046	253	288
2.900%, 07/15/2022	1,339	1,318
Enbridge Energy Partners
7.375%, 10/15/2045	371	500
Encana
6.625%, 08/15/2037	584	664
6.500%, 02/01/2038	973	1,081
Energy Transfer
5.500%, 06/01/2027	1,479	1,553
Energy Transfer Operating
8.250%, 11/15/2029	3,795	4,578
6.500%, 02/01/2042	360	390
6.250%, 04/15/2049	2,356	2,528
6.125%, 12/15/2045	777	810
5.250%, 04/15/2029	3,774	3,937
5.150%, 03/15/2045	1,800	1,671
4.950%, 06/15/2028	170	173
4.500%, 04/15/2024	2,360	2,426
4.050%, 03/15/2025	250	248
Eni
4.000%, 09/12/2023 (C)	3,600	3,640
Enterprise Products Operating LLC
4.150%, 10/16/2028	1,200	1,232
4.050%, 02/15/2022	14	14
3.750%, 02/15/2025	628	636

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EOG Resources
4.150%, 01/15/2026	$490	$509
2.625%, 03/15/2023	1,959	1,919
EQM Midstream Partners
6.500%, 07/15/2048	1,105	1,099
5.500%, 07/15/2028	1,250	1,247
Equinor
3.700%, 03/01/2024	1,085	1,118
Exxon Mobil
4.114%, 03/01/2046	910	947
3.043%, 03/01/2026	1,140	1,131
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	1,867
Halliburton
3.800%, 11/15/2025	1,070	1,075
Hess
6.000%, 01/15/2040	1,155	1,160
HollyFrontier
5.875%, 04/01/2026	820	865
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	506
5.750%, 04/19/2047 (C)	1,390	1,421
5.375%, 04/24/2030 (C)	1,720	1,780
Kerr-McGee
6.950%, 07/01/2024	3,107	3,502
Kinder Morgan
5.550%, 06/01/2045	760	798
5.200%, 03/01/2048	1,045	1,060
5.000%, 02/15/2021 (C)	1,925	1,984
4.300%, 06/01/2025	1,105	1,131
4.300%, 03/01/2028	1,660	1,678
3.050%, 12/01/2019	93	93
Kinder Morgan Energy Partners
5.500%, 03/01/2044	645	666
5.000%, 03/01/2043	50	49
3.500%, 03/01/2021	300	302
Magellan Midstream Partners
4.850%, 02/01/2049	711	722
Marathon Petroleum
4.750%, 09/15/2044	682	654
Motiva Enterprises LLC
5.750%, 01/15/2020 (C)	608	616
MPLX
5.500%, 02/15/2049	1,421	1,453
4.800%, 02/15/2029	120	123
4.700%, 04/15/2048	1,716	1,573
4.500%, 04/15/2038	2,180	2,009
4.125%, 03/01/2027	952	933
4.000%, 03/15/2028	1,350	1,304
National Oilwell Varco
2.600%, 12/01/2022	1,920	1,861

194	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newfield Exploration
5.625%, 07/01/2024	$2,374	$2,537
Noble Energy
5.250%, 11/15/2043	150	141
5.050%, 11/15/2044	469	439
4.950%, 08/15/2047	330	309
4.150%, 12/15/2021	2,080	2,116
3.850%, 01/15/2028	680	645
Occidental Petroleum
4.625%, 06/15/2045	400	420
4.400%, 04/15/2046	200	205
4.200%, 03/15/2048	390	391
4.100%, 02/15/2047	860	842
3.400%, 04/15/2026	100	100
3.125%, 02/15/2022	810	815
3.000%, 02/15/2027	510	496
2.700%, 02/15/2023	150	148
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,175
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,286
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,271
6.250%, 03/17/2024	1,930	2,043
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,890	4,817
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	1,993
6.500%, 03/13/2027	2,652	2,560
6.500%, 01/23/2029	3,115	2,964
6.350%, 02/12/2048	623	517
5.625%, 01/23/2046	1,650	1,291
5.350%, 02/12/2028	895	799
4.875%, 01/18/2024	81	77
3.500%, 01/30/2023	785	731
2.460%, 12/15/2025	2,192	2,164
2.378%, 04/15/2025	1,131	1,115
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	90
6.750%, 09/21/2047	2,077	1,805
4.625%, 09/21/2023	1,320	1,260
Plains All American Pipeline
4.650%, 10/15/2025	2,300	2,349
Ruby Pipeline
6.000%, 04/01/2022 (C)	2,523	2,433
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	2,480	2,684
5.625%, 03/01/2025	1,500	1,624
5.000%, 03/15/2027	700	727
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	2,506	2,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
4.000%, 12/21/2025 (C)	$2,401	$2,420
3.000%, 12/21/2020	4,825	4,808
Schlumberger Investment
3.650%, 12/01/2023	100	103
3.300%, 09/14/2021 (C)	317	318
Shell International Finance
4.375%, 03/25/2020	260	264
4.300%, 09/22/2019	500	505
Shell International Finance BV
6.375%, 12/15/2038	660	863
4.550%, 08/12/2043	490	524
4.375%, 05/11/2045	990	1,041
4.125%, 05/11/2035	2,605	2,689
4.000%, 05/10/2046	170	170
3.750%, 09/12/2046	100	95
3.500%, 11/13/2023	1,050	1,073
3.250%, 05/11/2025	1,348	1,353
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,054
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,011
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,720	1,650
TC PipeLines
3.900%, 05/25/2027	3,500	3,365
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,200	5,263
TransCanada PipeLines
5.100%, 03/15/2049	1,244	1,287
4.625%, 03/01/2034	2,820	2,870
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,704
4.600%, 03/15/2048	100	95
Williams
8.750%, 03/15/2032	1,284	1,726
7.875%, 09/01/2021	1,324	1,455
7.750%, 06/15/2031	339	407
7.500%, 01/15/2031	9	11
5.750%, 06/24/2044	399	420
4.550%, 06/24/2024	2,693	2,785
3.700%, 01/15/2023	477	477
Williams Partners
5.400%, 03/04/2044	628	635
5.250%, 03/15/2020	580	592
3.900%, 01/15/2025	1,500	1,504
3.600%, 03/15/2022	124	125
		219,213

Financials — 8.6%
ABN AMRO Bank
2.450%, 06/04/2020 (C)	340	338

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	195

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aegon
2.817%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%, 10/15/2165	$2,180	$1,559
AIB Group MTN
4.750%, 10/12/2023 (C)	2,829	2,840
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,000	1,000
American Express
3.700%, 08/03/2023	1,305	1,330
2.500%, 08/01/2022	3,890	3,810
American Express Credit MTN
2.375%, 05/26/2020	985	979
American International Group
6.250%, 05/01/2036	581	651
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,526
4.750%, 04/01/2048	195	184
4.500%, 07/16/2044	562	515
4.375%, 01/15/2055	485	410
4.200%, 04/01/2028	968	957
3.900%, 04/01/2026	1,300	1,275
Aon
3.875%, 12/15/2025	800	814
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,975	1,824
4.400%, 05/27/2026 (C)	1,065	1,058
Athene Global Funding
2.750%, 04/20/2020 (C)	2,032	2,020
Athene Holding
4.125%, 01/12/2028	1,540	1,438
AXA Equitable Holdings
3.900%, 04/20/2023	1,400	1,405
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,350
Banco Santander
4.379%, 04/12/2028	1,600	1,575
3.917%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	395
3.848%, 04/12/2023	1,200	1,192
3.800%, 02/23/2028	2,000	1,878
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,189	3,077
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,634
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	4,334	4,277
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	6,175	6,127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.000%, 01/21/2044	$1,900	$2,076
4.450%, 03/03/2026	5,035	5,129
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	905	929
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	694	690
4.200%, 08/26/2024	3,720	3,793
4.100%, 07/24/2023	305	315
4.000%, 04/01/2024	5,844	6,013
4.000%, 01/22/2025	1,825	1,829
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	3,460	3,474
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	1,785
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	167
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	3,424	3,480
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	5,598	5,524
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	4,765	4,664
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,315
3.500%, 04/19/2026	1,210	1,202
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	2,305	2,321
3.300%, 01/11/2023	3,643	3,655
3.248%, 10/21/2027	1,520	1,456
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,150	1,122
2.625%, 04/19/2021	70	70
Bank of Ireland Group
4.500%, 11/25/2023 (C)	1,765	1,756
Bank of Montreal MTN
2.550%, 11/06/2022	200	197
Bank of New York Mellon
3.550%, 09/23/2021	144	146
3.400%, 05/15/2024	3,235	3,260
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	153
3.250%, 09/11/2024	270	270
Bank of Nova Scotia
3.125%, 04/20/2021	2,860	2,873
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,172	2,191
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	2,335	2,367
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,470	1,469

196	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway
3.750%, 08/15/2021	$488	$500
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,276
4.200%, 08/15/2048	1,000	1,006
BFCM
2.200%, 07/20/2020 (C)	450	444
BGC Partners
5.375%, 07/24/2023	665	669
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	1,220	1,288
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	2,850	2,935
4.400%, 08/14/2028 (C)	1,420	1,428
3.375%, 01/09/2025 (C)	420	407
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	1,370	1,312
3.500%, 03/01/2023 (C)	2,154	2,134
BPCE
5.150%, 07/21/2024 (C)	1,550	1,591
Branch Banking & Trust
3.800%, 10/30/2026	250	251
Brighthouse Financial
4.700%, 06/22/2047	40	32
3.700%, 06/22/2027	1,089	978
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	2,505	2,537
Capital One
2.650%, 08/08/2022	1,081	1,053
Capital One Financial
4.250%, 04/30/2025	1,463	1,483
3.900%, 01/29/2024	1,592	1,602
3.800%, 01/31/2028	1,891	1,814
3.200%, 01/30/2023	703	692
2.400%, 10/30/2020	821	811
CC Holdings GS V LLC
3.849%, 04/15/2023	2,500	2,517
Chubb INA Holdings
3.350%, 05/03/2026	420	418
2.300%, 11/03/2020	310	307
Citibank
3.650%, 01/23/2024	1,452	1,477
2.100%, 06/12/2020	4,720	4,670
Citigroup
8.500%, 05/22/2019	2,000	2,024
8.125%, 07/15/2039	3,206	4,652
5.500%, 09/13/2025	1,370	1,481
5.300%, 05/06/2044	255	270
4.750%, 05/18/2046	150	147
4.650%, 07/30/2045	1,140	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.650%, 07/23/2048	$2,530	$2,639
4.600%, 03/09/2026	2,785	2,848
4.500%, 01/14/2022	50	52
4.450%, 09/29/2027	1,680	1,687
4.400%, 06/10/2025	2,040	2,075
4.300%, 11/20/2026	590	591
4.125%, 07/25/2028	260	256
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	454	429
3.875%, 10/25/2023	1,491	1,528
3.700%, 01/12/2026	625	624
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	2,862	2,799
3.500%, 05/15/2023	930	931
3.200%, 10/21/2026	5,107	4,890
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	5,780	5,764
2.900%, 12/08/2021	2,075	2,064
CME Group
3.000%, 09/15/2022	400	402
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	912
Compass Bank
3.875%, 04/10/2025	910	885
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	1,893	1,936
5.250%, 08/04/2045	380	410
4.625%, 12/01/2023	2,060	2,123
4.375%, 08/04/2025	1,580	1,605
3.125%, 04/26/2021	3,650	3,659
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	340	345
3.875%, 02/08/2022	300	307
2.250%, 01/14/2020	250	249
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	2,270	2,327
Credit Agricole MTN
2.500%, 04/15/2019 (C)	500	500
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,302
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	740	710
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,090	1,121
Credit Suisse NY MTN
3.625%, 09/09/2024	1,360	1,360
Danske Bank
5.375%, 01/12/2024 (C)	940	969
5.000%, 01/12/2022 (C)	1,070	1,092
3.875%, 09/12/2023 (C)	1,495	1,452

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	197

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discover Bank
4.650%, 09/13/2028	$1,630	$1,654
4.200%, 08/08/2023	1,000	1,022
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,060
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	4,144
Fifth Third Bancorp
3.650%, 01/25/2024	1,175	1,189
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,854
First Union Capital II
7.950%, 11/15/2029	525	665
General Electric MTN
6.750%, 03/15/2032	190	218
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	452
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,937
6.250%, 02/01/2041	1,290	1,553
5.750%, 01/24/2022	3,125	3,335
5.250%, 07/27/2021	4,860	5,082
5.150%, 05/22/2045	1,870	1,882
4.750%, 10/21/2045	780	790
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,699	1,643
4.250%, 10/21/2025	1,090	1,095
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	3,823	3,835
3.875%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	226
3.854%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	222
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	2,845	2,766
3.750%, 05/22/2025	500	498
3.750%, 02/25/2026	1,445	1,428
3.625%, 01/22/2023	508	513
3.625%, 02/20/2024	3,841	3,844
3.500%, 11/16/2026	4,621	4,448
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	6,155	5,962
3.200%, 02/23/2023	670	665
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	2,789	2,748
2.625%, 04/25/2021	3,500	3,467
Goldman Sachs Group MTN
6.000%, 06/15/2020	2,795	2,897
4.515%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,500	2,522

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	$1,060	$1,039
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	1,810	1,751
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,928
HSBC Bank PLC
7.650%, 05/01/2025	621	723
4.750%, 01/19/2021 (C)	250	258
4.125%, 08/12/2020 (C)	261	264
HSBC Bank USA
5.875%, 11/01/2034	910	1,056
4.875%, 08/24/2020	1,000	1,026
HSBC Holdings
5.100%, 04/05/2021	170	177
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	6,685	6,854
4.300%, 03/08/2026	5,405	5,506
4.250%, 03/14/2024	1,190	1,206
4.250%, 08/18/2025	1,290	1,300
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	820
4.000%, 03/30/2022	390	400
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,075	1,085
3.400%, 03/08/2021	360	362
ING Bank
5.800%, 09/25/2023 (C)	3,400	3,622
2.500%, 10/01/2019 (C)	440	439
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	468
3.125%, 07/14/2022 (C)	900	855
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,860	1,741
5.017%, 06/26/2024 (C)	3,370	3,122
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,346
6.400%, 05/15/2038	385	484
4.950%, 06/01/2045	300	318
4.500%, 01/24/2022	700	728
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	3,056	3,200
4.350%, 08/15/2021	340	350
4.250%, 10/01/2027	2,590	2,630
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	964
4.125%, 12/15/2026	3,220	3,257
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,050	1,001
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	15,344	15,730
3.900%, 07/15/2025	2,200	2,251

198	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	$519	$492
3.875%, 09/10/2024	2,170	2,196
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	3,917	3,977
3.625%, 05/13/2024	1,490	1,507
3.625%, 12/01/2027	1,560	1,510
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,290	1,268
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	3,500	3,407
3.250%, 09/23/2022	220	222
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	5,500	5,437
2.972%, 01/15/2023	165	164
2.700%, 05/18/2023	2,625	2,579
KeyBank
3.300%, 02/01/2022	845	851
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	123
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,555	1,532
Lazard Group LLC
4.500%, 09/19/2028	1,505	1,527
Lehman Brothers Holdings
6.500%, 07/19/2017 (D)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/28/2017 (D)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/2049 (D)	20,630	–
Liberty Mutual Group
4.569%, 02/01/2029 (C)	1,419	1,440
4.250%, 06/15/2023 (C)	110	112
Lloyds Bank
3.500%, 05/14/2025	825	816
3.300%, 05/07/2021	2,775	2,776
2.700%, 08/17/2020	200	199
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	205
Lloyds Banking Group
4.375%, 03/22/2028	1,490	1,488
4.344%, 01/09/2048	631	540
3.100%, 07/06/2021	2,610	2,599
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	3,190	3,089
Macquarie Group
6.250%, 01/14/2021 (C)	200	210
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	255
MetLife
6.400%, 12/15/2036	1,400	1,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	$2,865	$2,852
2.400%, 01/08/2021 (C)	2,190	2,168
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	2,864	2,864
3.218%, 03/07/2022	2,462	2,460
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,823
Morgan Stanley MTN
5.500%, 07/24/2020	140	144
5.500%, 07/28/2021	200	211
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	1,040	1,075
4.350%, 09/08/2026	235	236
4.179%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,965	1,997
4.100%, 05/22/2023	110	112
4.000%, 07/23/2025	580	589
3.875%, 04/29/2024	2,690	2,730
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	600	591
3.750%, 02/25/2023	1,489	1,511
3.691%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	4,014
3.125%, 01/23/2023	800	794
3.125%, 07/27/2026	525	502
2.750%, 05/19/2022	9	9
2.625%, 11/17/2021	2,180	2,151
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	2,990	3,000
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	155
Nationwide Mutual Insurance
5.078%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,400
New York Life Global Funding
2.150%, 06/18/2019 (C)	293	293
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,015
Nordea Bank Abp
4.875%, 05/13/2021 (C)	1,730	1,770
Northern Trust
2.375%, 08/02/2022	300	293
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	1,796	2,217
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (C)	770	786
PNC Bank
3.800%, 07/25/2023	3,500	3,554
3.300%, 10/30/2024	2,426	2,426

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	199

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.450%, 07/29/2019	$1,000	$995
PNC Financial Services Group
3.500%, 01/23/2024	3,047	3,077
Prudential Financial MTN
4.600%, 05/15/2044	330	343
4.350%, 02/25/2050	2,602	2,573
Raymond James Financial
4.950%, 07/15/2046	1,525	1,528
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	250	249
Royal Bank of Canada
3.000%, VAR LIMEAN 3 Month+0.250%, 06/29/2085	860	684
1.875%, 02/05/2020	3,200	3,173
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	765
2.150%, 10/26/2020	660	652
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,731
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	1,126	1,158
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	1,301	1,312
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	824
3.875%, 09/12/2023	1,340	1,329
Santander Holdings USA
4.450%, 12/03/2021	3,453	3,525
Santander UK
3.400%, 06/01/2021	3,195	3,202
2.375%, 03/16/2020	390	388
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	207
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	1,887	1,923
2.875%, 08/05/2021	6,100	6,001
Societe Generale
2.962%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	568
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,899
Standard Chartered
5.700%, 03/26/2044 (C)	1,807	1,934
5.200%, 01/26/2024 (C)	410	426
3.950%, 01/11/2023 (C)	200	199
State Street
3.300%, 12/16/2024	310	314
SunTrust Bank
4.050%, 11/03/2025	1,000	1,038
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	195
4.900%, 09/15/2044 (C)	600	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Torchmark
4.550%, 09/15/2028	$1,894	$1,947
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	936
2.125%, 04/07/2021	1,500	1,473
Travelers
4.600%, 08/01/2043	50	53
UBS
2.450%, 12/01/2020 (C)	1,560	1,543
UBS MTN
4.500%, 06/26/2048 (C)	200	216
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,250	2,284
4.125%, 09/24/2025 (C)	1,010	1,028
3.491%, 05/23/2023 (C)	1,710	1,705
2.650%, 02/01/2022 (C)	1,719	1,685
US Bancorp MTN
3.600%, 09/11/2024	160	163
2.950%, 07/15/2022	497	494
US Bank
3.150%, 04/26/2021	750	754
Validus Holdings
8.875%, 01/26/2040	1,460	2,121
Voya Financial
3.125%, 07/15/2024	1,816	1,758
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	4,442	4,309
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	767
3.750%, 09/17/2024 (C)	1,370	1,372
Wells Fargo
5.606%, 01/15/2044	700	788
5.375%, 11/02/2043	220	240
4.480%, 01/16/2024	392	407
3.069%, 01/24/2023	1,340	1,331
3.000%, 04/22/2026	2,075	1,989
3.000%, 10/23/2026	6,590	6,289
2.100%, 07/26/2021	5,215	5,107
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,344
4.750%, 12/07/2046	3,745	3,779
4.650%, 11/04/2044	560	557
4.600%, 04/01/2021	500	516
4.400%, 06/14/2046	220	212
4.300%, 07/22/2027	3,100	3,158
4.150%, 01/24/2029	2,810	2,874
3.750%, 01/24/2024	360	367
3.550%, 09/29/2025	550	550
3.500%, 03/08/2022	250	252
3.450%, 02/13/2023	685	686
2.625%, 07/22/2022	8,840	8,677

200	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
3.625%, 10/22/2021	$6,630	$6,708
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	2,070	2,076
Wells Fargo Capital X
5.950%, 12/15/2036	520	560
Westpac Banking
3.300%, 02/26/2024	1,582	1,578
2.600%, 11/23/2020	780	775
Willis North America
4.500%, 09/15/2028	1,961	1,979
		560,246

Health Care — 2.7%
Abbott Laboratories
4.900%, 11/30/2046	1,930	2,110
4.750%, 11/30/2036	440	473
3.875%, 09/15/2025	259	266
3.750%, 11/30/2026	1,330	1,349
3.400%, 11/30/2023	5,073	5,120
AbbVie
4.875%, 11/14/2048	2,055	1,930
4.500%, 05/14/2035	845	790
4.450%, 05/14/2046	34	30
4.250%, 11/14/2028	3,873	3,834
3.600%, 05/14/2025	1,560	1,533
2.900%, 11/06/2022	350	344
2.500%, 05/14/2020	4,795	4,764
Allergan Finance LLC
3.250%, 10/01/2022	112	111
Allergan Funding SCS
4.750%, 03/15/2045	214	197
4.550%, 03/15/2035	370	345
3.850%, 06/15/2024	1,000	997
3.800%, 03/15/2025	1,990	1,966
3.450%, 03/15/2022	470	468
Amgen
5.150%, 11/15/2041	630	652
4.663%, 06/15/2051	389	372
4.400%, 05/01/2045	2,440	2,291
3.875%, 11/15/2021	200	204
3.625%, 05/22/2024	220	223
2.600%, 08/19/2026	2,000	1,851
2.125%, 05/01/2020	160	159
Anthem
4.650%, 01/15/2043	2,250	2,245
4.625%, 05/15/2042	219	218
3.700%, 08/15/2021	290	294
3.650%, 12/01/2027	780	767
3.350%, 12/01/2024	1,190	1,181
3.300%, 01/15/2023	133	133
3.125%, 05/15/2022	740	739

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 12/01/2022	$1,255	$1,244
2.500%, 11/21/2020	1,950	1,932
AstraZeneca
3.500%, 08/17/2023	1,735	1,744
AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	875	829
Baxalta
3.600%, 06/23/2022	870	866
Becton Dickinson
4.685%, 12/15/2044	1,602	1,569
3.734%, 12/15/2024	3,303	3,306
3.700%, 06/06/2027	1,056	1,027
3.363%, 06/06/2024	3,216	3,166
3.250%, 11/12/2020	1,600	1,598
2.675%, 12/15/2019	2,000	1,992
2.404%, 06/05/2020	2,101	2,079
Biogen
3.625%, 09/15/2022	815	827
Boston Scientific
6.000%, 01/15/2020	2,000	2,051
4.700%, 03/01/2049	692	691
4.000%, 03/01/2029	1,406	1,405
3.750%, 03/01/2026	1,038	1,039
Cardinal Health
3.079%, 06/15/2024	510	490
2.616%, 06/15/2022	390	379
Celgene
5.000%, 08/15/2045	3,130	3,088
3.900%, 02/20/2028	3,476	3,410
3.875%, 08/15/2025	1,030	1,033
3.625%, 05/15/2024	166	166
3.550%, 08/15/2022	550	553
2.875%, 02/19/2021	623	619
2.750%, 02/15/2023	2,247	2,194
2.250%, 08/15/2021	660	643
Cigna
4.900%, 12/15/2048 (C)	2,413	2,387
4.800%, 08/15/2038 (C)	144	143
4.375%, 10/15/2028 (C)	6,051	6,136
4.125%, 11/15/2025 (C)	450	457
3.750%, 07/15/2023 (C)	3,978	4,027
3.400%, 09/17/2021 (C)	1,999	2,010
3.200%, 09/17/2020 (C)	750	751
Cigna Holding
3.250%, 04/15/2025	1,000	973
3.050%, 10/15/2027	2,510	2,316
CommonSpirit Health
4.350%, 11/01/2042	190	172
CVS Health
5.125%, 07/20/2045	170	168
5.050%, 03/25/2048	6,551	6,478
4.780%, 03/25/2038	2,881	2,796

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	201

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 03/25/2028	$11,929	$11,935
4.100%, 03/25/2025	2,440	2,473
4.000%, 12/05/2023	939	954
3.875%, 07/20/2025	929	928
3.700%, 03/09/2023	5,137	5,163
3.500%, 07/20/2022	850	854
3.375%, 08/12/2024	95	93
Edwards Lifesciences
4.300%, 06/15/2028	2,104	2,139
Eli Lilly
3.950%, 03/15/2049	952	932
3.375%, 03/15/2029	1,266	1,265
3.100%, 05/15/2027	220	215
Forest Laboratories
5.000%, 12/15/2021 (C)	2,423	2,506
Gilead Sciences
4.750%, 03/01/2046	540	542
4.500%, 02/01/2045	95	92
4.150%, 03/01/2047	1,100	1,006
3.700%, 04/01/2024	1,540	1,569
3.650%, 03/01/2026	890	888
2.550%, 09/01/2020	210	209
1.850%, 09/20/2019	560	558
GlaxoSmithKline Capital
2.850%, 05/08/2022	410	409
HCA
5.250%, 04/15/2025	750	794
5.000%, 03/15/2024	1,600	1,671
Humana
4.950%, 10/01/2044	200	205
4.800%, 03/15/2047	50	51
3.950%, 03/15/2027	860	849
3.850%, 10/01/2024	2,530	2,539
2.900%, 12/15/2022	3,405	3,344
Johnson & Johnson
4.500%, 12/05/2043	300	325
3.700%, 03/01/2046	970	943
3.400%, 01/15/2038	1,500	1,428
Medtronic
4.625%, 03/15/2045	860	942
4.375%, 03/15/2035	176	186
3.625%, 03/15/2024	2,005	2,057
Medtronic Global Holdings SCA
3.350%, 04/01/2027	370	368
Merck
2.750%, 02/10/2025	520	509
Mylan
3.950%, 06/15/2026	1,770	1,658
Pfizer
4.200%, 09/15/2048	1,537	1,582
4.100%, 09/15/2038	358	365
4.000%, 12/15/2036	1,050	1,060

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance
3.650%, 11/10/2021	$184	$179
UnitedHealth Group
6.625%, 11/15/2037	200	259
5.800%, 03/15/2036	560	675
4.625%, 07/15/2035	940	1,022
4.450%, 12/15/2048	525	548
3.875%, 10/15/2020	870	882
3.875%, 12/15/2028	250	257
3.850%, 06/15/2028	1,000	1,026
3.700%, 12/15/2025	698	714
3.500%, 02/15/2024	1,048	1,064
3.375%, 11/15/2021	400	405
2.875%, 12/15/2021	450	450
2.875%, 03/15/2023	150	149
2.700%, 07/15/2020	680	680
Wyeth LLC
6.450%, 02/01/2024	365	422
5.950%, 04/01/2037	320	395
Zimmer Biomet Holdings
3.700%, 03/19/2023	2,025	2,015
2.700%, 04/01/2020	70	70
		173,528

Industrials — 2.4%
ABB Finance USA
4.375%, 05/08/2042	180	186
AerCap Ireland Capital DAC
5.000%, 10/01/2021	2,025	2,081
4.500%, 05/15/2021	3,340	3,384
Air 2 US
8.027%, 10/01/2019 (C)	63	63
Air Lease
3.625%, 04/01/2027	1,370	1,251
3.625%, 12/01/2027	1,647	1,500
3.500%, 01/15/2022	1,950	1,941
2.500%, 03/01/2021	3,500	3,428
2.125%, 01/15/2020	850	843
Amcor Finance USA
4.500%, 05/15/2028 (C)	865	877
3.625%, 04/28/2026 (C)	2,000	1,919
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	40	41
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	112	108
Aviation Capital Group LLC
6.750%, 04/06/2021 (C)	680	718
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,540

202	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boeing
7.250%, 06/15/2025	$107	$131
4.875%, 02/15/2020	2,440	2,487
3.550%, 03/01/2038	282	270
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	266
4.900%, 04/01/2044	358	394
4.550%, 09/01/2044	1,220	1,281
4.100%, 06/01/2021	449	461
3.050%, 09/01/2022	300	301
Caterpillar
4.300%, 05/15/2044	50	51
Caterpillar Financial Services MTN
2.950%, 02/26/2022	686	686
2.750%, 08/20/2021	1,915	1,909
Cie de Chemin de Fer Canadien Pacifique
6.125%, 09/15/2115	34	40
Cintas No. 2
3.700%, 04/01/2027	590	590
2.900%, 04/01/2022	610	608
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	271	273
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	775	797
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	31	32
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,420	5,669
Continental Airlines, Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	70	72
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	56	56
Crowley Conro LLC
4.181%, 08/15/2043	942	977
CSX
4.750%, 11/15/2048	450	464
4.250%, 03/15/2029	638	657
Delta Air Lines
4.375%, 04/19/2028	458	440
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	770	836
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	15	15
Eaton
7.625%, 04/01/2024	325	372

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 11/02/2042	$530	$513
4.000%, 11/02/2032	99	99
2.750%, 11/02/2022	1,575	1,555
Equifax
3.950%, 06/15/2023	3,015	3,029
FedEx
4.950%, 10/17/2048	1,180	1,171
4.550%, 04/01/2046	695	649
4.050%, 02/15/2048	1,405	1,218
GE Capital International Funding Unlimited
4.418%, 11/15/2035	1,903	1,718
2.342%, 11/15/2020	10,590	10,412
General Electric
4.500%, 03/11/2044	3,539	3,158
4.125%, 10/09/2042	91	77
2.100%, 12/11/2019	356	353
General Electric MTN
6.875%, 01/10/2039	1,546	1,790
6.150%, 08/07/2037	537	576
5.875%, 01/14/2038	1,251	1,313
5.550%, 05/04/2020	2,269	2,321
5.550%, 01/05/2026	2,675	2,817
5.500%, 01/08/2020	288	294
5.300%, 02/11/2021	230	237
4.650%, 10/17/2021	3,293	3,392
4.625%, 01/07/2021	3,479	3,561
4.375%, 09/16/2020	60	61
3.164%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,306
Harris
5.054%, 04/27/2045	480	510
4.854%, 04/27/2035	210	217
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,063
4.750%, 02/15/2025 (C)	1,000	1,021
4.750%, 08/01/2028	1,000	1,006
4.125%, 08/01/2023	500	501
ILFC E-Capital Trust II
4.800%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	924
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	132
International Lease Finance
8.625%, 01/15/2022	650	731
6.250%, 05/15/2019	1,500	1,509
5.875%, 04/01/2019	1,000	1,002
John Deere Capital
1.700%, 01/15/2020	340	337
John Deere Capital MTN
2.250%, 04/17/2019	150	150
L3 Technologies
4.950%, 02/15/2021	537	551

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	203

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 06/15/2028	$2,800	$2,876
Lockheed Martin
4.090%, 09/15/2052	525	507
4.070%, 12/15/2042	1,108	1,083
3.550%, 01/15/2026	1,585	1,612
3.100%, 01/15/2023	110	110
Northrop Grumman
4.030%, 10/15/2047	535	501
3.250%, 08/01/2023	4,881	4,891
3.250%, 01/15/2028	1,344	1,285
2.930%, 01/15/2025	2,116	2,051
2.550%, 10/15/2022	5,564	5,468
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	225	222
Raytheon
3.125%, 10/15/2020	720	723
Republic Services
4.750%, 05/15/2023	215	226
3.950%, 05/15/2028	1,255	1,286
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,320	1,310
Union Pacific
4.500%, 09/10/2048	1,460	1,466
4.300%, 03/01/2049	1,692	1,657
3.950%, 09/10/2028	4,055	4,145
3.750%, 07/15/2025	530	541
3.700%, 03/01/2029	2,084	2,075
2.950%, 03/01/2022	1,796	1,796
United Parcel Service
3.125%, 01/15/2021	90	91
3.050%, 11/15/2027	270	264
2.500%, 04/01/2023	220	216
2.350%, 05/16/2022	235	231
United Technologies
8.875%, 11/15/2019	400	416
5.400%, 05/01/2035	640	698
4.625%, 11/16/2048	695	700
4.450%, 11/16/2038	1,178	1,170
4.125%, 11/16/2028	2,909	2,953
3.950%, 08/16/2025	3,812	3,888
3.650%, 08/16/2023	3,990	4,039
3.350%, 08/16/2021	1,780	1,795
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	33	35
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,443	3,539
Valmont Industries
5.250%, 10/01/2054	338	301
5.000%, 10/01/2044	610	562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wabtec
4.700%, 09/15/2028	$1,375	$1,357
4.150%, 03/15/2024	1,038	1,037
Waste Management
3.900%, 03/01/2035	39	38
3.500%, 05/15/2024	845	852
		154,302

Information Technology — 1.2%
Apple
4.650%, 02/23/2046	2,460	2,652
4.500%, 02/23/2036	630	678
4.375%, 05/13/2045	1,404	1,455
4.250%, 02/09/2047	1,530	1,565
3.450%, 05/06/2024	350	357
3.450%, 02/09/2045	156	141
3.200%, 05/13/2025	404	405
3.200%, 05/11/2027	2,364	2,336
2.850%, 05/11/2024	1,183	1,173
2.450%, 08/04/2026	2,560	2,430
2.400%, 05/03/2023	95	93
2.150%, 02/09/2022	90	89
2.000%, 11/13/2020	710	703
Avnet
4.875%, 12/01/2022	1,570	1,607
Broadcom
3.875%, 01/15/2027	80	74
3.125%, 01/15/2025	600	557
2.375%, 01/15/2020	5,000	4,965
Dell International LLC
8.350%, 07/15/2046 (C)	1,625	1,902
4.420%, 06/15/2021 (C)	3,380	3,441
3.480%, 06/01/2019 (C)	6,595	6,592
Fiserv
4.200%, 10/01/2028	150	148
Hewlett Packard Enterprise
6.350%, 10/15/2045	934	946
Intel
3.734%, 12/08/2047	119	113
3.700%, 07/29/2025	875	901
3.300%, 10/01/2021	75	76
3.100%, 07/29/2022	75	76
International Business Machines
4.700%, 02/19/2046	528	555
Lam Research
4.875%, 03/15/2049	722	724
4.000%, 03/15/2029	2,450	2,451
3.800%, 03/15/2025	150	151
3.750%, 03/15/2026	2,691	2,693
2.750%, 03/15/2020	95	95
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,808

204	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mastercard
3.375%, 04/01/2024	$720	$735
Microsoft
4.500%, 02/06/2057	763	837
4.250%, 02/06/2047	667	708
4.100%, 02/06/2037	1,280	1,339
4.000%, 02/12/2055	835	828
3.950%, 08/08/2056	340	334
3.750%, 02/12/2045	240	235
3.700%, 08/08/2046	620	605
3.500%, 02/12/2035	2,294	2,244
3.450%, 08/08/2036	50	48
3.300%, 02/06/2027	3,139	3,155
2.875%, 02/06/2024	1,470	1,470
2.700%, 02/12/2025	360	354
2.400%, 08/08/2026	2,510	2,383
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	49
2.000%, 08/08/2023	917	887
NXP BV
5.350%, 03/01/2026 (C)	593	622
4.875%, 03/01/2024 (C)	762	783
4.625%, 06/01/2023 (C)	2,930	2,987
Oracle
3.900%, 05/15/2035	3,620	3,551
3.800%, 11/15/2037	467	448
3.250%, 11/15/2027	1,620	1,596
2.950%, 11/15/2024	457	452
2.950%, 05/15/2025	695	683
2.625%, 02/15/2023	854	843
QUALCOMM
2.600%, 01/30/2023	1,700	1,652
salesforce.com
3.700%, 04/11/2028	2,350	2,409
3.250%, 04/11/2023	740	749
Texas Instruments
4.150%, 05/15/2048	1,250	1,275
Visa
4.300%, 12/14/2045	810	850
3.150%, 12/14/2025	820	822
2.200%, 12/14/2020	480	476
		80,411

Materials — 1.0%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,161
Anglo American Capital
4.000%, 09/11/2027 (C)	280	264
3.625%, 09/11/2024 (C)	1,810	1,760
Avery Dennison
4.875%, 12/06/2028	750	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick
5.250%, 04/01/2042	$740	$773
Barrick North America Finance LLC
5.750%, 05/01/2043	485	537
5.700%, 05/30/2041	1,222	1,339
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	1,610	1,766
5.000%, 09/30/2043	40	46
2.875%, 02/24/2022	79	79
Braskem America Finance
7.125%, 07/22/2041 (C)	1,500	1,755
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (C)	1,750	1,719
Dow Chemical
4.125%, 11/15/2021	219	224
3.000%, 11/15/2022	2,880	2,862
DowDuPont
5.419%, 11/15/2048	713	761
4.725%, 11/15/2028	657	685
4.493%, 11/15/2025	4,540	4,740
4.205%, 11/15/2023	962	993
3.766%, 11/15/2020	2,160	2,186
Eastman Chemical
2.700%, 01/15/2020	207	206
EI du Pont de Nemours
3.266%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/2020	1,615	1,620
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,637
Freeport-McMoRan
6.875%, 02/15/2023	49	52
4.000%, 11/14/2021	1,280	1,280
Glencore Funding LLC
4.125%, 05/30/2023 (C)	130	130
4.000%, 03/27/2027 (C)	1,730	1,647
2.875%, 04/16/2020 (C)	220	218
Huntsman International LLC
5.125%, 11/15/2022	524	547
4.500%, 05/01/2029	667	658
International Flavors & Fragrances
5.000%, 09/26/2048	1,720	1,706
International Paper
5.150%, 05/15/2046	665	655
4.350%, 08/15/2048	663	588
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	2,770	2,733
Nutrien
4.875%, 03/30/2020	10	10
OCP
4.500%, 10/22/2025 (C)	1,860	1,842

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	205

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA
7.125%, 07/15/2028	$20	$25
Southern Copper
7.500%, 07/27/2035	275	337
5.875%, 04/23/2045	821	881
5.250%, 11/08/2042	4,600	4,556
3.875%, 04/23/2025	719	715
Suzano Austria GmbH
6.000%, 01/15/2029 (C)	3,144	3,330
Syngenta Finance
3.933%, 04/23/2021 (C)	370	369
Teck Resources
6.250%, 07/15/2041	1,146	1,196
Vale Overseas
6.875%, 11/21/2036	1,595	1,743
6.250%, 08/10/2026	2,340	2,483
Westlake Chemical
5.000%, 08/15/2046	680	633
3.600%, 08/15/2026	638	603
WestRock MWV LLC
7.375%, 09/01/2019	2,500	2,552
WestRock RKT
4.000%, 03/01/2023	330	334
3.500%, 03/01/2020	570	571
WRKCo
4.900%, 03/15/2029	2,253	2,367
		62,650

Real Estate — 0.9%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,252
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,517
Boston Properties
4.500%, 12/01/2028	1,274	1,326
3.800%, 02/01/2024	2,000	2,019
3.200%, 01/15/2025	1,630	1,586
Crown Castle International
5.200%, 02/15/2049	711	709
CubeSmart
4.375%, 02/15/2029	650	651
ERP Operating
4.625%, 12/15/2021	200	208
4.150%, 12/01/2028	1,125	1,168
GLP Capital
5.750%, 06/01/2028	1,250	1,297
5.375%, 04/15/2026	1,300	1,339
5.300%, 01/15/2029	3,020	3,062
5.250%, 06/01/2025	1,000	1,036
HCP
3.875%, 08/15/2024	4,926	4,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Healthcare Realty Trust
3.750%, 04/15/2023	$2,375	$2,352
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	1,990
Host Hotels & Resorts
6.000%, 10/01/2021	2,500	2,621
Life Storage
3.875%, 12/15/2027	1,950	1,874
Mid-America Apartments
4.300%, 10/15/2023	662	681
4.000%, 11/15/2025	791	801
3.950%, 03/15/2029	283	281
3.750%, 06/15/2024	1,544	1,548
3.600%, 06/01/2027	444	431
Piedmont Operating Partnership
4.450%, 03/15/2024	125	126
Public Storage
3.094%, 09/15/2027	1,362	1,292
2.370%, 09/15/2022	1,717	1,677
Realty Income
3.250%, 10/15/2022	150	151
Reckson Operating Partnership
7.750%, 03/15/2020	2,000	2,085
Regency Centers
4.125%, 03/15/2028	453	454
3.600%, 02/01/2027	628	610
SITE Centers
4.625%, 07/15/2022	550	562
4.250%, 02/01/2026	299	295
SL Green Realty
4.500%, 12/01/2022	500	512
STORE Capital
4.625%, 03/15/2029	817	807
4.500%, 03/15/2028	2,431	2,391
Tanger Properties
3.875%, 12/01/2023	843	837
3.750%, 12/01/2024	765	746
UDR
3.700%, 10/01/2020	2,355	2,371
Ventas Realty
4.875%, 04/15/2049	633	630
4.125%, 01/15/2026	45	45
2.700%, 04/01/2020	2,415	2,407
VEREIT Operating Partnership
4.125%, 06/01/2021	1,660	1,671
Welltower
4.950%, 01/15/2021	3,340	3,427
4.500%, 01/15/2024	183	189
4.125%, 04/01/2019	2,000	2,001
		60,980

206	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 2.1%
AEP Texas Central Transition Funding II
5.306%, 07/01/2020	$560	$568
Alabama Power
3.700%, 12/01/2047	2,745	2,522
Alabama Power Capital Trust V
5.897%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	96
Alliant Energy Finance LLC
4.250%, 06/15/2028 (C)	1,038	1,036
American Transmission Systems
5.000%, 09/01/2044 (C)	125	133
Appalachian Power
4.450%, 06/01/2045	1,600	1,588
3.300%, 06/01/2027	415	400
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	500
Boston Gas
4.487%, 02/15/2042 (C)	140	140
Brooklyn Union Gas
3.865%, 03/04/2029 (C)	628	628
CenterPoint Energy
4.250%, 11/01/2028	261	264
3.850%, 02/01/2024	438	439
3.600%, 11/01/2021	1,095	1,103
2.500%, 09/01/2022	131	126
CenterPoint Energy Resources
4.500%, 01/15/2021	246	251
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	301
4.750%, 02/23/2027 (C)	1,410	1,382
Commonwealth Edison
4.000%, 03/01/2049	1,075	1,049
3.400%, 09/01/2021	140	141
Consolidated Edison of New York
6.650%, 04/01/2019	650	652
4.650%, 12/01/2048	2,000	2,097
4.450%, 03/15/2044	2,580	2,623
Dominion Energy
3.176%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	2,000	2,001
2.000%, 08/15/2021	908	880
1.600%, 08/15/2019	1,193	1,186
Dominion Energy Gas Holdings LLC
4.800%, 11/01/2043	93	97
DTE Electric
3.950%, 03/01/2049	786	768
DTE Energy
1.500%, 10/01/2019	1,805	1,789
Duke Energy
3.550%, 09/15/2021	722	729
3.150%, 08/15/2027	2,720	2,596

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 08/15/2022	$1,380	$1,344
1.800%, 09/01/2021	1,362	1,318
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,018
4.000%, 09/30/2042	1,512	1,485
Duke Energy Florida LLC
3.850%, 11/15/2042	720	691
3.200%, 01/15/2027	1,600	1,566
Duke Energy Indiana LLC
3.750%, 05/15/2046	311	291
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000	2,006
2.800%, 05/15/2022	215	214
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,671
3.616%, 08/01/2027 (C)	1,961	1,846
Edison International
2.125%, 04/15/2020	704	690
Electricite de France
5.000%, 09/21/2048 (C)	673	662
4.875%, 09/21/2038 (C)	1,100	1,083
Emera US Finance
4.750%, 06/15/2046	978	958
3.550%, 06/15/2026	323	310
Enel Finance International
4.875%, 06/14/2029 (C)	392	390
4.625%, 09/14/2025 (C)	2,420	2,423
3.500%, 04/06/2028 (C)	613	549
Entergy Texas
3.450%, 12/01/2027	3,625	3,446
Evergy
5.292%, 06/15/2022	1,216	1,272
Eversource Energy
2.900%, 10/01/2024	3,730	3,626
Exelon
5.625%, 06/15/2035	1,720	1,903
4.450%, 04/15/2046	505	492
3.950%, 06/15/2025	1,395	1,410
2.850%, 06/15/2020	2,000	1,992
Exelon Generation LLC
5.600%, 06/15/2042	168	167
FirstEnergy
4.850%, 07/15/2047	60	62
4.250%, 03/15/2023	2,040	2,090
3.900%, 07/15/2027	1,310	1,298
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,325
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (C)	277	301
Florida Power & Light
3.250%, 06/01/2024	455	462

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	207

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indiana Michigan Power
4.550%, 03/15/2046	$636	$652
3.200%, 03/15/2023	1,330	1,324
IPALCO Enterprises
3.700%, 09/01/2024	1,515	1,490
ITC Holdings
5.500%, 01/15/2020 (C)	2,090	2,128
4.050%, 07/01/2023	2,075	2,103
Kansas City Power & Light
5.300%, 10/01/2041	250	276
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,225
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,101
Metropolitan Edison
4.300%, 01/15/2029 (C)	517	523
4.000%, 04/15/2025 (C)	1,000	991
3.500%, 03/15/2023 (C)	5,050	5,043
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,631
4.250%, 07/15/2049	335	342
3.650%, 04/15/2029	1,330	1,346
3.500%, 10/15/2024	100	102
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	1,238	1,236
Mississippi Power
3.950%, 03/30/2028	1,585	1,563
NextEra Energy Capital Holdings
3.218%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	7,300	7,299
NiSource Finance
5.800%, 02/01/2042	471	518
Oncor Electric Delivery LLC
5.750%, 03/15/2029	150	175
Pacific Gas & Electric
6.050%, 03/01/2034 (D)	80	73
5.800%, 03/01/2037 (D)	450	404
5.400%, 01/15/2040 (D)	156	139
3.300%, 12/01/2027 (D)	1,270	1,048
3.250%, 09/15/2021 (D)	25	22
PacifiCorp
4.150%, 02/15/2050	1,388	1,372
PECO Energy
4.150%, 10/01/2044	1,985	1,982
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,225
5.450%, 05/21/2028 (C)	1,030	1,074
4.125%, 05/15/2027 (C)	1,990	1,904
PPL Capital Funding
3.100%, 05/15/2026	934	879
Progress Energy
6.000%, 12/01/2039	200	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Electric & Gas MTN
3.700%, 05/01/2028	$3,090	$3,134
Public Service of New Hampshire
3.500%, 11/01/2023	960	978
Sempra Energy
4.000%, 02/01/2048	1,322	1,152
3.400%, 02/01/2028	360	339
2.900%, 02/01/2023	1,992	1,927
Southern California Edison
4.125%, 03/01/2048	2,540	2,341
4.000%, 04/01/2047	112	101
3.700%, 08/01/2025	747	730
3.650%, 03/01/2028	131	126
3.500%, 10/01/2023	521	512
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,467
Southwestern Electric Power
3.900%, 04/01/2045	415	376
3.850%, 02/01/2048	270	242
2.750%, 10/01/2026	1,000	927
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,261
3.450%, 02/15/2024	150	152
2.950%, 01/15/2022	1,720	1,709
2.750%, 03/15/2023	1,200	1,182
Wisconsin Public Service
3.350%, 11/21/2021	835	843
		139,372

Total Corporate Obligations (Cost $1,920,443) ($ Thousands)		1,928,811

U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bills (A)
2.435%, 07/25/2019	9,604	9,510
2.388%, 04/09/2019	7,519	7,499
2.386%, 04/11/2019	22,327	22,266
2.379%, 03/28/2019	2,278	2,274
U.S. Treasury Bonds
4.375%, 11/15/2039	1,009	1,229
4.250%, 11/15/2040	2,202	2,638
3.750%, 11/15/2043	12,208	13,634
3.375%, 11/15/2048	13,994	14,792
3.125%, 05/15/2048	12,289	12,372
3.000%, 02/15/2048	55,139	54,176
3.000%, 08/15/2048	62,404	61,322
3.000%, 02/15/2049	125,350	123,244
2.750%, 08/15/2047	6,439	6,024
2.500%, 02/15/2045	72,903	65,248
2.500%, 02/15/2046	57,735	51,481
2.500%, 05/15/2046	18,955	16,888

208	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.250%, 08/15/2046	$30,110	$25,412
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	3,353	3,541
1.000%, 02/15/2048	6,408	6,220
1.000%, 02/15/2049	5,791	5,646
0.750%, 07/15/2028	6,180	6,191
0.750%, 02/15/2042	2,357	2,191
0.625%, 02/15/2043	4,863	4,364
0.375%, 07/15/2025	4,195	4,131
0.125%, 07/15/2024	259	254
U.S. Treasury Notes
3.125%, 11/15/2028	43,845	45,369
2.875%, 10/15/2021	55,999	56,524
2.875%, 11/30/2025	6,870	6,982
2.875%, 05/15/2028	13,981	14,177
2.875%, 08/15/2028	14,931	15,133
2.750%, 09/30/2020	8,676	8,702
2.750%, 02/15/2028	18,895	18,976
2.625%, 07/31/2020	22,380	22,400
2.625%, 05/15/2021	1,180	1,183
2.625%, 07/15/2021	6,095	6,111
2.625%, 12/31/2023	24,195	24,306
2.625%, 01/31/2026	4,321	4,326
2.625%, 02/15/2029	26,358	26,157
2.500%, 05/31/2020	24,655	24,638
2.500%, 06/30/2020	3,680	3,677
2.500%, 01/31/2021	76,703	76,664
2.500%, 02/28/2021	2,934	2,933
2.500%, 01/15/2022	14,186	14,188
2.500%, 02/15/2022	4,555	4,557
2.500%, 01/31/2024	94,974	94,915
2.375%, 04/30/2020	9,025	9,007
2.375%, 04/15/2021	8,754	8,727
2.375%, 02/29/2024	36,032	35,805
2.250%, 03/31/2020	4,350	4,336
2.250%, 08/15/2027	29,002	28,068
2.000%, 10/31/2022	10,731	10,541
2.000%, 08/15/2025	29,887	28,821
1.625%, 06/30/2020	3,590	3,546
1.625%, 07/31/2020	10,795	10,655
1.625%, 10/15/2020	2,112	2,081
1.625%, 08/31/2022	30,030	29,150
1.625%, 04/30/2023	2,411	2,326
1.625%, 02/15/2026	20,450	19,161
1.500%, 05/15/2020	13,915	13,743
1.500%, 05/31/2020	27,860	27,500
1.500%, 06/15/2020	21,215	20,932
1.500%, 07/15/2020	9,271	9,139
1.375%, 05/31/2020	5,545	5,465
1.375%, 08/31/2020	60,584	59,543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 09/30/2020	$30,720	$30,160

Total U.S. Treasury Obligations (Cost $1,355,894) ($ Thousands)		1,353,171

ASSET-BACKED SECURITIES — 8.7%

Automotive — 1.2%

Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	338	337
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	937	940
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	610	605
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (C)	3,011	3,024
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl C
4.530%, 03/20/2023 (C)	2,050	2,059
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	565	564
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	620	617
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,397
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	3,305	3,309
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	3,210	3,207
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	3,685	3,672
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,441
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	23	23
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	827	817
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/2022	1,556	1,535

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	209

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	$3,047	$3,000
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,935	1,948
Ford Credit Auto Owner Trust, Ser 2019- REV1, Cl A
3.520%, 07/15/2030 (C)	3,583	3,605
Foursight Capital Automobile Receivables Trust, Ser 2016-1, Cl A2
2.870%, 10/15/2021 (C)	214	214
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	710	710
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A2A
2.740%, 07/16/2021	1,853	1,853
GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A2
2.990%, 03/16/2022	2,730	2,735
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	2,202	2,192
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,647	1,631
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,379	1,368
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	719	718
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	3,843	3,820
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	1,350	1,338
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	4,880	4,819
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	2,735	2,753
Hertz Vehicle Financing LLC, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,951	1,960
Hertz Vehicle Financing LLC, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	1,818	1,845
Hyundai Auto Lease Securitization Trust, Ser 2019-A, Cl A2
2.920%, 07/15/2021 (C)	850	850
Hyundai Auto Receivables Trust, Ser 2018-B, Cl A2
3.040%, 06/15/2021	615	617
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	3,018	3,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	$1,330	$1,335
Nissan Auto Receivables Owner Trust, Ser 2018-C, Cl A2A
3.070%, 10/15/2021	935	938
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A3
2.350%, 05/16/2022	2,220	2,209
World Omni Auto Receivables Trust, Ser 2016-A, Cl A4
1.950%, 05/16/2022	1,919	1,901
		73,919

Credit Cards — 0.3%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	2,515	2,510
American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/2024	2,844	2,850
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	980	973
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/2022	5,480	5,430
Discover Card Execution Note Trust, Ser 2018-A5, Cl A5
3.320%, 03/15/2024	1,855	1,879
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	155	154
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	3,520	3,438
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,204	1,196
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	2,433	2,409
World Financial Network Credit Card Master Trust, Ser 2019-A, Cl A
3.140%, 12/15/2025	472	473

		21,312

Mortgage Related Securities — 0.3%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	31	31

210	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
3.530%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	$1,148	$1,147
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	1,431	1,431
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.761%, 01/25/2034	160	163
Centex Home Equity, Ser 2005-A, Cl M1
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,818
Centex Home Equity, Ser 2006-A, Cl AV4
2.740%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	27	27
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	21	21
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
3.309%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	224	221
GSAMP Trust, Ser 2006-HE2, Cl A3
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	4,552	4,544
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
2.650%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	850	410
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
3.420%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	3,443	3,459
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	16	9
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.641%, 06/25/2033	18	18
Soundview Home Loan Trust, Ser 2006- OPT3, Cl 2A3
2.660%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	889	879
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	90	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
3.490%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	$5,155	$5,141
		21,407

Other Asset-Backed Securities — 6.9%
AccessLex Institute, Ser 2007-A, Cl A3
2.951%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	4,583	4,518
ACIS CLO, Ser 2015-6A, Cl A1
4.326%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	1,150	1,151
Allegro CLO V, Ser 2017-1A, Cl A
4.019%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,085
AMMC CLO XI, Ser 2018-11A, Cl A1R2
3.761%, VAR ICE LIBOR USD 3 Month+1.010%, 04/30/2031 (C)	3,060	3,021
AMMC CLO XII, Ser 2017-12A, Cl AR
3.897%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	746
Apidos CLO XXII, Ser 2015-22A, Cl A1
4.261%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	2,750	2,742
ARES LII CLO, Ser 2019-52A, Cl B
4.459%, 04/22/2031	750	750
ARES XLVII CLO, Ser 2018-47A, Cl A1
3.707%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,024
Atrium XII, Ser 2017-12A, Cl AR
3.591%, VAR ICE LIBOR USD 3 Month+0.830%, 04/22/2027 (C)	2,040	2,026
Babson CLO, Ser 2017-IA, Cl AR
3.561%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	5,660	5,601
Ballyrock CLO, Ser 2018-1A, Cl A1
3.761%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	500	492
Brazos Education Loan Authority, Ser 2012-1, Cl A1
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,978	1,978
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.851%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,886
Brazos Higher Education Authority, Ser 2011- 1, Cl A2
3.451%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	841	846

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	211

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
3.771%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	$3,520	$3,525
BSPRT Issuer, Ser 2018-FL4, Cl A
3.539%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/2035 (C)	1,990	1,975
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.920%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	413	401
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl A1B
3.981%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	1,250	1,244
Carlyle Global Market Strategies CLO, Ser 2018-4A, Cl CRR
4.537%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2031 (C)	500	481
Catskill Park CLO, Ser 2017-1A, Cl A2
4.461%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,494
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.045%, 11/25/2034	230	238
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.045%, 11/25/2034	228	234
CIT Education Loan Trust, Ser 2007-1, Cl A
2.912%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,966	1,896
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.405%, 09/25/2036	5,542	5,677
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.344%, 03/25/2037	990	1,022
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	547	563
College Avenue Student Loans LLC, Ser 2017- A, Cl A1
4.140%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,519	1,558
Commonbond Student Loan Trust, Ser 2018- BGS, Cl A1
3.560%, 09/25/2045 (C)	5,070	5,068
Commonbond Student Loan Trust, Ser 2018- CGS, Cl A1
3.870%, 02/25/2046 (C)	2,707	2,728
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	3,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	$13	$13
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.997%, 06/25/2040 (B)(C)	384	34
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
3.030%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	3,488	3,461
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.680%, 10/25/2046 (B)	69	67
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
2.820%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	91	85
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
3.390%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	373	360
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.789%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	96	96
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	39	39
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.465%, 12/25/2036	446	400
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	8,751	8,413
CVP CLO, Ser 2018-2A, Cl A
3.951%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,491
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
2.609%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	3,395	3,234
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
3.815%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,490
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040	800	796
Dryden 61 CLO, Ser 2018-61A, Cl A1
3.597%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/2032 (C)	2,340	2,327
Dryden 71 CLO, Ser 2019-71A, Cl A
3.843%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	3,100	3,102

212	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
3.687%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	$4,120	$4,079
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	1,046	1,036
Educational Funding of the South, Ser 2011- 1, Cl A2
3.421%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,422	1,414
EFS Volunteer No. 3, Ser 2012-1, Cl A3
3.490%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	4,600	4,623
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	62	62
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,330	2,286
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,779
Ford Credit Floorplan Master Owner Trust, Ser 2016-3, Cl A1
1.550%, 07/15/2021	2,620	2,609
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	810	805
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,492	1,462
Halcyon Loan Advisors Funding, Ser 2018- 2A, Cl AR
3.851%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027	1,880	1,869
Higher Education Funding I, Ser 2014-1, Cl A
3.701%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,405	3,435
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	5,127	5,057
HSI Asset Securitization Trust, Ser 2006- OPT1, Cl 2A4
2.790%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	1,990	1,986
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
2.670%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	511	509
Jamestown CLO IV, Ser 2017-4A, Cl A2R
4.137%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	1,000	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	$1,669	$1,692
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,201	2,182
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.894%, 08/25/2038 (B)(C)	1,998	48
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.908%, 04/25/2040 (B)(C)	322	26
KKR CLO 20, Ser 2017-20, Cl A
3.909%, VAR ICE LIBOR USD 3 Month+1.130%, 10/16/2030 (C)	1,250	1,237
LCM XXI, Ser 2018-21A, Cl AR
3.641%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,932
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	4	4
Madison Park Funding, Ser 2018-30A, Cl A
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (C)	4,500	4,425
Magnetite IX, Ser 2017-9A, Cl A1R
3.771%, VAR ICE LIBOR USD 3 Month+1.000%, 07/25/2026 (C)	818	818
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,945	2,039
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	259	277
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,857	4,128
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	3,202	3,202
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
4.089%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,202
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
3.189%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	458	459
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	925	925
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.639%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	999	1,038
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
3.389%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	2,143	2,143

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	213

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	$765	$772
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	793	785
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	858	861
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	3,318	3,417
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	5,319	5,317
Navient Student Loan Trust, Ser 2014-1, Cl A3
3.000%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	6,095	6,064
Navient Student Loan Trust, Ser 2014-2, Cl A
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	4,677	4,630
Navient Student Loan Trust, Ser 2014-3, Cl A
3.110%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,760	4,715
Navient Student Loan Trust, Ser 2014-4, Cl A
3.101%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,321	3,278
Navient Student Loan Trust, Ser 2015-1, Cl A2
3.090%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	4,174	4,155
Navient Student Loan Trust, Ser 2016-1A, Cl A
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,491	2,479
Navient Student Loan Trust, Ser 2016-3A, Cl A2
3.340%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	856	859
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.640%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,440	1,462
Navient Student Loan Trust, Ser 2017-2A, Cl A
3.540%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (C)	41	41
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.540%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	4,000	4,039
Navient Student Loan Trust, Ser 2017-5A, Cl A
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	1,334	1,338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	$2,181	$2,236
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.951%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,345	1,320
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.931%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	2,727	2,684
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.881%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,038	5,983
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.924%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	6,498	6,442
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.944%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	6,894	6,752
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
3.004%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	1,001	981
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.672%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	5,606	5,627
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	4,384	4,394
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
3.060%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	866	865
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,710
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	3,029	3,042
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
3.260%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	2,971	2,987
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
3.340%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	3,031	3,027
Nelnet Student Loan Trust, Ser 2018-3A, Cl A2
2.930%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	907	906
Northstars Education Finance Authority, Ser 2007-1, Cl A2
3.515%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	50	50

214	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
3.561%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	$1,415	$1,407
Park Place Securities Pass-Through Certificates, Ser 2005-WCW2, Cl M1
3.240%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	1,597	1,598
RR 3, Ser 2018-3A, Cl A1R2
3.877%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,089
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/11/2028	2,945	2,989
SLC Student Loan Trust, Ser 2008-1, Cl A4A
3.934%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	2,879	2,945
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
3.078%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	115	112
SLM Private Education Loan Trust, Ser 2013- B, Cl A2B
3.589%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	106	106
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	933	919
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.538%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,278	1,245
SLM Student Loan Trust, Ser 2003-4, Cl A5D
3.538%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,187	1,171
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.988%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	4,282	4,305
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.881%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	4,548	4,487
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.921%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	6,600	6,369
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	4,019	3,886
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.871%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	2,303	2,282
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.931%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.831%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	$2,862	$2,793
SLM Student Loan Trust, Ser 2008-2, Cl B
3.971%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,069
SLM Student Loan Trust, Ser 2008-3, Cl B
3.971%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,109
SLM Student Loan Trust, Ser 2008-4, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,171
SLM Student Loan Trust, Ser 2008-5, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,166
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.871%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	6,020	6,019
SLM Student Loan Trust, Ser 2008-6, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,175
SLM Student Loan Trust, Ser 2008-7, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,175
SLM Student Loan Trust, Ser 2008-8, Cl B
5.021%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,184
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	4,565	4,602
SLM Student Loan Trust, Ser 2008-9, Cl B
5.021%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,185
SLM Student Loan Trust, Ser 2010-1, Cl A
2.890%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	165	161
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.690%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	503
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	4,255	4,240
SLM Student Loan Trust, Ser 2012-2, Cl A
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,663	3,604
SLM Student Loan Trust, Ser 2012-6, Cl A3
3.240%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	801	792
SLM Student Loan Trust, Ser 2013-4, Cl A
3.060%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	571	571
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	163	163

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	215

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.321%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	$4,350	$4,343
SLM Student Loan Trust, Ser 2018-10, Cl A7A
3.371%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	3,870	3,874
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
3.489%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	1,454	1,464
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
3.889%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	763	775
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	2,956	2,926
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
3.989%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	4,151	4,236
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	1,425	1,395
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
3.939%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	4,476	4,558
SMB Private Education Loan Trust, Ser 2016- C, Cl A2A
2.340%, 09/15/2034 (C)	3,757	3,668
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
3.589%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,638	1,648
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
3.389%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	1,204	1,206
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
3.239%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,782	2,780
SMB Private Education Loan Trust, Ser 2018- A, Cl A2B
3.289%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	1,351	1,347
SMB Private Education Loan Trust, Ser 2018- B, Cl A2B
3.209%, VAR ICE LIBOR USD 1 Month+0.720%, 01/15/2037 (C)	2,502	2,481

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2018- C, Cl A2A
3.630%, 11/15/2035 (C)	$617	$624
SMB Private Education Loan Trust, Ser 2018- C, Cl A2B
3.239%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (C)	1,540	1,532
SoFi Consumer Loan Program LLC, Ser 2017- 4, Cl A
2.500%, 05/26/2026 (C)	744	737
SoFi Consumer Loan Program LLC, Ser 2018- 1, Cl A1
2.550%, 02/25/2027 (C)	1,229	1,225
SoFi Consumer Loan Program LLC, Ser 2018- 3, Cl A1
3.200%, 08/25/2027 (C)	3,007	3,006
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	6,200	6,175
SoFi Consumer Loan Program Trust, Ser 2018-4, Cl A
3.540%, 11/26/2027 (C)	6,347	6,373
SoFi Professional Loan Program LLC, Ser 2015-B, Cl A2
2.510%, 09/27/2032 (C)	642	637
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	1,224	1,208
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	220	221
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
3.340%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	518	521
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
2.990%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	391	391
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	3,668	3,599
Sofi Professional Loan Program LLC, Ser 2019-A, Cl A2FX
3.690%, 06/15/2048 (C)	888	899
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	3,215	3,216
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/2048 (C)	2,807	2,838

216	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program Trust, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (C)	$2,329	$2,354
Sofi Professional Loan Program, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	535	527
SoFi Professional Loan Program, Ser 2017-A, Cl A1
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	478	479
SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	245	241
South Carolina Student Loan, Ser 2015-A, Cl A
3.990%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,975	1,992
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
3.040%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,288
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
2.660%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	8,191	7,924
TCI-Flatiron CLO, Ser 2016-1A, Cl A
4.323%, VAR ICE LIBOR USD 3 Month+1.550%, 07/17/2028 (C)	500	500
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
4.000%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	500	500
TCI-Symphony CLO, Ser 2018-1A, Cl BR
4.447%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,491
TCW CLO AMR, Ser 2019-1A, Cl A
4.119%, VAR ICE LIBOR USD 1 Month+1.440%, 02/15/2029 (C)	1,840	1,840
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)	1,421	1,391
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	7,531	7,359
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(C)	1,693	1,669
Tralee CLO V, Ser 2018-5A, Cl B
4.459%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	984
U.S. Small Business Administration, Ser 2018-20K, Cl 1
3.870%, 11/01/2038	365	379
Venture XXIV CLO, Ser 2016-24A, Cl A1D
4.181%, VAR ICE LIBOR USD 3 Month+1.420%, 10/20/2028 (C)	1,000	1,000

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XXX CLO, Ser 2017-30A, Cl B
4.387%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)		$2,000	$1,974
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)		1,585	1,580
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)		4,409	4,393
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)		4,965	4,946
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)		3,550	3,527
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059		1,100	1,100
Voya CLO, Ser 2017-2A, Cl A1R
4.023%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)		2,250	2,241
Voya CLO, Ser 2017-2A, Cl A2A
4.497%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)		1,000	997
Voya CLO, Ser 2018-3A, Cl A1A
3.610%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)		1,000	994
Whitehorse XII, Ser 2018-12A, Cl A
3.676%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2031 (C)		1,940	1,929
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)		2,597	2,566
Zais CLO 5, Ser 2016-2A, Cl A1
4.317%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)		1,000	999
			451,131

Total Asset-Backed Securities (Cost $564,051) ($ Thousands)			567,769

SOVEREIGN DEBT — 1.5%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		4,220	4,146
China Government Bond
3.310%, 11/30/2025	CNY	5,000	746
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,763
5.200%, 05/15/2049		5,353	5,473
5.000%, 06/15/2045		1,840	1,843
4.500%, 03/15/2029		910	930
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,322
Export-Import Bank of Korea
3.000%, 11/01/2022		388	386
Indonesia Government International Bond
5.875%, 03/13/2020		190	195
5.875%, 01/15/2024 (C)		1,264	1,374

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	217

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.250%, 01/08/2047 (C)	$1,210	$1,270
5.125%, 01/15/2045 (C)	2,040	2,098
4.875%, 05/05/2021	500	515
4.750%, 07/18/2047 (C)	400	395
4.450%, 02/11/2024	909	933
3.850%, 07/18/2027 (C)	1,610	1,570
3.750%, 04/25/2022 (C)	860	863
2.950%, 01/11/2023	2,226	2,175
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,259
3.961%, 11/01/2024 (A)	1,000	850
3.361%, 02/15/2025 (A)	1,000	840
3.335%, 08/15/2025 (A)	1,000	826
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)	2,680	2,812
Korea International Bond
3.875%, 09/20/2048	650	649
3.500%, 09/20/2028	1,130	1,140
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	1,810	1,819
Mexico Government International Bond
6.050%, 01/11/2040	4,798	5,304
4.750%, 03/08/2044	4,140	3,925
4.600%, 02/10/2048	1,900	1,766
4.500%, 04/22/2029	3,093	3,113
4.000%, 10/02/2023	810	819
3.600%, 01/30/2025	3,190	3,115
Panama Government International Bond
4.500%, 05/15/2047	2,630	2,669
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	1,533	1,555
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	2,966
5.625%, 11/18/2050	2,700	3,308
Qatar Government International Bond
3.875%, 04/23/2023	3,070	3,143
3.250%, 06/02/2026	220	216
Republic of Panama
6.700%, 01/26/2036	1,830	2,320
Republic of Poland Government International Bond
5.000%, 03/23/2022	380	402
4.000%, 01/22/2024	7,630	7,916
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,400	7,977
Saudi Government International Bond
5.250%, 01/16/2050 (C)	981	1,026
2.875%, 03/04/2023 (C)	530	521
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	2,701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.375%, 01/23/2031	$3,580	$3,650

Total Sovereign Debt (Cost $97,182) ($ Thousands)		97,604

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
2.125%, 02/11/2020	660	657
FHLB DN
2.394%, 03/13/2019 (A)	40,480	40,448
2.385%, 03/21/2019 (A)	5,490	5,483
FHLMC
3.750%, 03/27/2019	85	85
2.375%, 01/13/2022	565	563
1.250%, 10/02/2019	240	238
FNMA
2.625%, 09/06/2024	510	509
2.125%, 04/24/2026	515	492
2.000%, 01/05/2022	70	69
1.875%, 09/24/2026	250	233
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (A)	1,000	819

Total U.S. Government Agency Obligations (Cost $49,534) ($ Thousands)		49,596

MUNICIPAL BONDS — 0.5%
California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	570	852
6.650%, 03/01/2022	70	76
California State, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	2,882
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,407
Metropolitan Water District of Southern California, RB Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	127
San Jose, Redevelopment Agency Successor Agency, Ser A-T, RB
3.176%, 08/01/2026	1,000	990
University of California, Ser AJ, RB
4.601%, 05/15/2031	3,000	3,231
		10,565

218	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$164	$183
6.637%, 04/01/2057	2,390	2,534

		2,717

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	330	313

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,170	1,651

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	2,405	2,538
New York City, Build America Project, GO
5.047%, 10/01/2024	4,000	4,344
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,118
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	2,295	2,215
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,500	2,853

		14,068

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	724

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,998	2,134

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, Cl CTFS, RB
6.000%, 06/25/2034	$139	$146

Total Municipal Bonds (Cost $32,769) ($ Thousands)		33,933

COMMERCIAL PAPER — 0.4%
Banco Santander
2.729%, 05/01/2019 (A)	11,760	11,704
BPCE
2.820%, 03/07/2019 (A)(C)	9,960	9,955
Mitsubishi UFJ
5.174%, 05/30/2019 (A)	3,550	3,527
Mizuho
2.574%, 06/13/2019 (A)	3,570	3,543

Total Commercial Paper (Cost $28,732) ($ Thousands)		28,729

LOAN PARTICIPATION — 0.0%
Carlyle
4.762%, VAR ICE LIBOR USD 3 Month+2.000%, 07/15/2019	14	14

Total Loan Participation (Cost $14) ($ Thousands)		14

CERTIFICATE OF DEPOSIT — 0.2%
Sumitomo Mitsui Trust
2.810%, 03/25/2019	11,700	11,703

Total Certificate of Deposit (Cost $11,700) ($ Thousands)		11,703

	Shares

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	101,113,651	101,114

Total Cash Equivalent (Cost $101,114) ($ Thousands)		101,114

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	219

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.2%
Deutsche Bank
2.560%, dated on 02/28/2019, to be repurchased on 03/01/2019, repurchase price $80,005,689 (collateralized by various U.S. Treasury Obligations, 0.375%, 07/15/2025, par value ranging $28,230,000 - $50,000,000; total market value $81,642,449) (E)	$80,000	$80,000

Total Repurchase Agreement (Cost $80,000) ($ Thousands)		80,000

Total Investments in Securities — 104.3% (Cost $6,820,927) ($ Thousands)		$6,823,739

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (F) (Cost $898) ($ Thousands)	4,986	$875

WRITTEN OPTIONS* — 0.0%

Total Written Options (F) (Premiums Received $1,040) ($ Thousands)	(2,169)	$(903)

A list of exchange traded option contracts held by the Fund at February 28, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
April 2019, U.S. 10 Year Future Option*	495	$60,390	$121.00	03/16/19	$46
April 2019, U.S. 10 Year Future Option*	495	60,390	121.25	03/16/19	70
April 2019, U.S. 10 Year Future Option*	659	80,398	121.50	03/16/19	134
June 2019, U.S. 2 Year Future Option*	594	126,047	105.25	05/18/19	28
April 2019, U.S. Bond Future Option*	495	71,512	143.00	03/16/19	170
April 2019, U.S. Bond Future Option*	495	71,512	143.50	03/16/19	240

		470,249			688

Call Options
April 2019, U.S. 10 Year Future Option*	268	32,696	123.00	03/16/19	25
April 2019, U.S. 10 Year Future Option*	495	60,390	123.25	03/16/19	31
April 2019, U.S. Bond Future Option*	495	71,512	147.00	03/16/19	77
April 2019, U.S. Bond Future Option*	495	71,512	147.50	03/16/19	54

		236,110			187
Total Purchased Options		$706,359			$875

WRITTEN OPTIONS — 0.0%

Put Options
April 2019, U.S. 10 Year Future Option*	(165)	$(20,130)	122.00	03/16/19	$(64)

220	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
April 2019, U.S. 10 Year Future Option*	(165)	$(20,130)	$122.25	03/16/19	$(88)
April 2019, U.S. Bond Future Option*	(165)	(23,837)	145.00	03/16/19	(191)
April 2019, U.S. Bond Future Option*	(165)	(23,837)	145.50	03/16/19	(245)

		(87,934)			(588)

Call Options
April 2019, U.S. 10 Year Future Option*	(165)	(20,130)	122.00	03/16/19	(64)
April 2019, U.S. 10 Year Future Option*	(165)	(20,130)	122.25	03/16/19	(46)
April 2019, U.S. 10 Year Future Option*	(849)	(103,578)	124.00	03/16/19	(27)
April 2019, U.S. Bond Future Option*	(165)	(23,838)	145.00	03/16/19	(103)
April 2019, U.S. Bond Future Option*	(165)	(23,837)	145.50	03/16/19	(75)

		(191,513)			(315)

Total Written Options		$(279,447)			$(903)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	(342)	Mar-2019	$(83,576)	$(83,277)	$299
90-Day Euro$	1,930	Dec-2019	468,748	469,762	1,014
90-Day Euro$	348	Jun-2020	84,713	84,808	95
90-Day Euro$	112	Mar-2021	27,282	27,314	32
Euro	(40)	Feb-2019	(5,720)	(5,697)	23
Euro-Bob	(282)	Mar-2019	(42,206)	(42,618)	(181)
Euro-Bund	(308)	Mar-2019	(56,482)	(57,978)	(1,408)
Euro-Bund	(51)	Jun-2019	(9,463)	(9,453)	10
U.S. 2-Year Treasury Note	358	Jul-2019	75,963	75,966	3
U.S. 2-Year Treasury Note	3,214	Jul-2019	682,424	681,996	(428)
U.S. 5-Year Treasury Note	2,245	Jul-2019	257,826	257,193	(633)
U.S. 5-Year Treasury Note	(1,652)	Jul-2019	(189,739)	(189,257)	482
U.S. 10-Year Treasury Note	1,427	Jun-2019	174,616	174,094	(522)
U.S. Long Treasury Bond	(1,844)	Jun-2019	(268,378)	(266,400)	1,978
U.S. Ultra Long Treasury Bond	1,614	Jun-2019	261,014	257,584	(3,430)
U.S. Ultra Long Treasury Bond	(502)	Jun-2019	(81,426)	(80,116)	1,310
Ultra 10-Year U.S. Treasury Note	(238)	Jun-2019	(30,891)	(30,810)	81
Ultra 10-Year U.S. Treasury Note	782	Jun-2019	101,494	101,232	(262)

			$1,366,199	$1,364,343	$(1,537)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/17/19	EUR	900	USD	1,035	$6
Citigroup	04/17/19	EUR	550	USD	625	(4)
Citigroup	04/17/19	GBP	1,568	USD	2,013	(78)
Citigroup	04/17/19	USD	170	EUR	150	1
Citigroup	04/17/19	USD	4,881	EUR	4,212	(65)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	221

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/17/19	USD	7,610	JPY	817,485	$(235)
Citigroup	04/17/19	AUD	10,086	USD	7,216	37
Citigroup	04/17/19	USD	10,935	AUD	15,233	(91)
Citigroup	04/17/19	USD	14,672	CAD	19,600	231
Citigroup	04/17/19	USD	36,308	BRL	135,480	(289)
Citigroup	04/17/19	JPY	817,485	USD	7,609	234
Goldman Sachs	04/17/19	EUR	100	USD	114	—
Goldman Sachs	04/17/19	CNY	9,709	USD	1,417	(34)
						$(287)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2019, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	$(247,280)	$4,404	$3,238	$1,166

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	3.07%	Semi-Annually	11/21/2021	USD	96,465	$955	$–	$955
3-MONTH USD - LIBOR	3.23%	Semi-Annually	12/18/2021	USD	144,143	1,882	213	1,669
3M USD LIBOR	2.85%	Semi-Annually	08/31/2022	USD	65,290	643	(215)	858
3M USD LIBOR	3M USD FEDL01	Quarterly	03/20/2024	USD	61,113	156	5	151
3.08%	3 MONTH USD - LIBOR	Semi-Annually	11/21/2024	USD	39,660	(924)	–	(924)
3.30%	3-MONTH USD - LIBOR	Quarterly	12/18/2029	USD	31,796	(1,446)	(161)	(1,285)
3MLIBOR	3.00%	Semi-Annually	02/15/2036	USD	27,248	457	16	441
3.33%	3M USD LIBOR -BBA	Quarterly	02/15/2044	USD	20,727	(1,609)	(1)	(1,608)
3.00%	3MLIBOR	Quarterly	05/15/2044	USD	20,276	(345)	16	(361)
2.88%	3MLIBOR	Quarterly	05/15/2044	USD	15,688	93	69	24

						$(138)	$(58)	$(80)

Percentages are based on Net Assets of $6,540,394 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $880,685 ($ Thousands), representing 13.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Tri-Party Repurchase Agreement.
(F)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

222	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

LIMEAN— London Interbank Mean Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$2,571,295	$–	$2,571,295
Corporate Obligations	–	1,928,811	–	1,928,811
U.S. Treasury Obligations	–	1,353,171	–	1,353,171
Asset-Backed Securities	–	567,769	–	567,769
Sovereign Debt	–	97,604	–	97,604
U.S. Government Agency Obligations	–	49,596	–	49,596
Municipal Bonds	–	33,933	–	33,933
Commercial Paper	–	28,729	–	28,729
Loan Participation	–	14	–	14
Certificate of Deposit	–	11,703	–	11,703
Cash Equivalent	101,114	–	–	101,114
Repurchase Agreement	–	80,000	–	80,000

Total Investments in Securities	$101,114	$6,722,625	$–	$6,823,739

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$875	$—	$—	$875
Written Options	(903)	—	—	(903)
Futures Contracts *
Unrealized Appreciation	5,327	—	—	5,327
Unrealized Depreciation	(6,864)	—	—	(6,864)
Forwards Contracts *
Unrealized Appreciation	—	509	—	509
Unrealized Depreciation	—	(796)	—	(796)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	1,166	—	1,166
Interest Rate Swaps *
Unrealized Appreciation	—	4,098	—	4,098
Unrealized Depreciation	—	(4,178)	—	(4,178)

Total Other Financial Instruments	$(1,565)	$799	$—	$(766)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	223

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Core Fixed Income Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $247.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$4,404,780	$4,404,780
Maximum potential amount of future payments	—	—	—	247,280,000	247,280,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$247,280,000	$—	$—	$247,280,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$247,280,000	$—	$—	$247,280,000
* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$189,983	$3,368,380	$(3,457,249)	$101,114	$2,701

224	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.7%

Communication Services — 17.4%
Altice Financing
7.500%, 05/15/2026 (A)	$12,216	$11,819
6.625%, 02/15/2023 (A)	410	419
Altice France
8.125%, 02/01/2027 (A)	5,886	5,915
Altice Luxembourg
7.750%, 05/15/2022 (A)	4,377	4,349
7.625%, 02/15/2025 (A)	10,261	9,113
AMC Entertainment Holdings
5.875%, 11/15/2026	36	33
5.750%, 06/15/2025	720	664
AMC Networks
5.000%, 04/01/2024	780	774
4.750%, 08/01/2025	3,310	3,216
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	2,085	2,127
6.875%, 09/15/2027 (A)	1,420	1,391
CBS Radio
7.250%, 11/01/2024 (A)	4,815	4,767
CCO Holdings LLC
5.875%, 04/01/2024 (A)	3,211	3,344
5.750%, 02/15/2026 (A)	4,420	4,551
5.500%, 05/01/2026 (A)	4,805	4,913
5.375%, 05/01/2025 (A)	3,500	3,583
5.125%, 05/01/2027 (A)	8,097	7,969
5.000%, 02/01/2028 (A)	3,640	3,501
CenturyLink
7.500%, 04/01/2024	4,790	5,067
6.750%, 12/01/2023	5,615	5,831
5.800%, 03/15/2022	1,948	1,999
5.625%, 04/01/2025	3,053	2,911
Cincinnati Bell
8.000%, 10/15/2025 (A)	3,859	3,492
Cinemark USA
4.875%, 06/01/2023	800	799
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	7,180	7,530
7.625%, 03/15/2020	3,695	3,697
6.500%, 11/15/2022	5,050	5,162
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,170	1,179
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,206
CSC Holdings LLC
10.875%, 10/15/2025 (A)	2,373	2,753
7.750%, 07/15/2025 (A)	2,430	2,594
7.500%, 04/01/2028 (A)	3,105	3,276
6.750%, 11/15/2021	1,000	1,065
6.625%, 10/15/2025 (A)	400	422
6.500%, 02/01/2029 (A)	5,601	5,860
5.500%, 05/15/2026 (A)	2,400	2,427

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 04/15/2027 (A)	$2,244	$2,249
5.375%, 07/15/2023 (A)	2,683	2,757
5.250%, 06/01/2024	2,863	2,862
Digicel Group
6.750%, 03/01/2023 (A)	1,730	1,203
6.000%, 04/15/2021 (A)	5,705	4,676
Digicel Group One
8.250%, 12/30/2022 (A)	933	618
DISH DBS
7.750%, 07/01/2026	7,225	6,250
5.875%, 07/15/2022	1,550	1,480
5.875%, 11/15/2024	17,136	14,432
5.125%, 05/01/2020	665	670
5.000%, 03/15/2023	5,905	5,255
DKT Finance ApS
9.375%, 06/17/2023 (A)	8,100	8,687
EW Scripps
5.125%, 05/15/2025 (A)	2,791	2,686
Frontier Communications Corp
11.000%, 09/15/2025	6,222	3,974
10.500%, 09/15/2022	8,001	5,721
8.500%, 04/01/2026 (A)	2,854	2,654
7.625%, 04/15/2024	3,292	1,860
7.125%, 01/15/2023	3,220	1,900
6.875%, 01/15/2025	8,525	4,604
Getty Images
9.750%, 03/01/2027 (A)	380	383
Gray Television
7.000%, 05/15/2027 (A)	6,794	7,185
5.125%, 10/15/2024 (A)	3,740	3,726
iHeartCommunications
14.000% cash/14.000% PIK, 02/01/2021 (B)	10,850	1,410
10.625%, 03/15/2023 (B)	1,305	907
9.000%, 12/15/2019 (B)	5,226	3,632
9.000%, 03/01/2021 (B)	2,575	1,790
9.000%, 09/15/2022 (B)	3,846	2,673
Inmarsat Finance
6.500%, 10/01/2024 (A)	3,272	3,256
4.875%, 05/15/2022 (A)	2,536	2,536
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	1,400	1,453
8.500%, 10/15/2024 (A)	12,091	12,208
8.000%, 02/15/2024 (A)	1,650	1,722
5.500%, 08/01/2023	6,172	5,632
Intelsat Luxembourg
8.125%, 06/01/2023	1,464	1,222
Lee Enterprises
9.500%, 03/15/2022 (A)	2,349	2,396
Level 3 Financing
5.625%, 02/01/2023	100	101
5.375%, 01/15/2024	4,745	4,769

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	225

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 05/01/2025	$10,676	$10,649
Level 3 Parent LLC
5.750%, 12/01/2022	705	713
Live Nation Entertainment
5.625%, 03/15/2026 (A)	888	908
4.875%, 11/01/2024 (A)	2,070	2,054
McClatchy
9.000%, 07/15/2026 (A)	3,282	3,241
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	1,035	833
MDC Partners
6.500%, 05/01/2024 (A)	2,985	2,586
Meredith
6.875%, 02/01/2026 (A)	695	718
Netflix
5.875%, 02/15/2025	3,205	3,397
5.875%, 11/15/2028 (A)	863	899
4.875%, 04/15/2028	5,040	4,908
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	280	284
5.625%, 08/01/2024 (A)	5,472	5,431
Numericable Group
6.250%, 05/15/2024 (A)	1,690	1,690
Quebecor Media
5.750%, 01/15/2023	1,635	1,694
Qwest
6.875%, 09/15/2033	889	872
Qwest Capital Funding
7.750%, 02/15/2031	545	476
Radiate Holdco LLC
6.625%, 02/15/2025 (A)	8,325	7,825
SFR Group
7.375%, 05/01/2026 (A)	11,465	11,250
Sinclair Television Group
5.625%, 08/01/2024 (A)	4,400	4,439
5.125%, 02/15/2027 (A)	4,762	4,464
Sirius XM Radio
6.000%, 07/15/2024 (A)	2,455	2,544
5.375%, 04/15/2025 (A)	5,395	5,498
5.375%, 07/15/2026 (A)	2,940	2,947
5.000%, 08/01/2027 (A)	1,250	1,222
Sprint
7.875%, 09/15/2023	15,338	16,416
7.625%, 02/15/2025	8,550	8,956
7.625%, 03/01/2026	578	600
7.250%, 09/15/2021	6,369	6,727
7.125%, 06/15/2024	7,340	7,560
Sprint Capital
8.750%, 03/15/2032	4,315	4,679
6.875%, 11/15/2028	1,130	1,115
Sprint Communications
6.000%, 11/15/2022	5,258	5,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TEGNA
5.500%, 09/15/2024 (A)	$2,500	$2,472
Telecom Italia
5.303%, 05/30/2024 (A)	2,240	2,190
Telecom Italia Capital
6.375%, 11/15/2033	475	446
6.000%, 09/30/2034	2,585	2,327
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,540
Telesat Canada
8.875%, 11/15/2024 (A)	604	649
T-Mobile USA
6.500%, 01/15/2024	955	991
6.500%, 01/15/2026	2,195	2,346
6.375%, 03/01/2025	4,220	4,391
4.750%, 02/01/2028	9,988	9,700
0.000%, 01/15/2024	955	–
0.000%, 03/01/2025	6,755	–
0.000%, 01/15/2026	5,459	–
Townsquare Media
6.500%, 04/01/2023 (A)	2,481	2,289
Tribune Media
5.875%, 07/15/2022	3,984	4,054
U.S. Cellular
6.700%, 12/15/2033	2,575	2,730
Uber Technologies
8.000%, 11/01/2026 (A)	9,513	9,941
Univision Communications
5.125%, 02/15/2025 (A)	2,123	1,858
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,440	3,517
Urban One
7.375%, 04/15/2022 (A)	7,346	7,034
Videotron
5.375%, 06/15/2024 (A)	475	494
5.125%, 04/15/2027 (A)	2,215	2,248
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	1,220	1,214
5.250%, 01/15/2026 (A)	4,370	4,374
Wind Tre
5.000%, 01/20/2026 (A)	1,230	1,060
Windstream Services LLC
10.500%, 06/30/2024 (A)(B)	570	368
9.000%, 06/30/2025 (A)(B)	5,459	3,248
7.750%, 10/15/2020 (B)	821	198
6.375%, 08/01/2023 (A)(B)	6,875	1,465
Zayo Group LLC
6.375%, 05/15/2025	3,458	3,432
6.000%, 04/01/2023	1,811	1,834
5.750%, 01/15/2027 (A)	1,881	1,824
Ziggo Bond BV
6.000%, 01/15/2027 (A)	4,845	4,591

226	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ziggo BV
5.500%, 01/15/2027 (A)	$7,167	$6,916

		485,927

Consumer Discretionary — 9.5%
1011778 BC ULC / New Red Finance Inc
5.000%, 10/15/2025 (A)	3,899	3,775
4.250%, 05/15/2024 (A)	3,590	3,496
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	4,098	3,135
American Axle & Manufacturing
6.625%, 10/15/2022	92	94
6.500%, 04/01/2027	1,740	1,718
6.250%, 04/01/2025	1,205	1,202
6.250%, 03/15/2026	850	831
American Tire Distributors
10.250%, 03/01/2022 (A)(B)	360	56
Aramark Services
5.000%, 02/01/2028 (A)	4,015	3,965
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(I)(J)	2,600	–
Bon-Ton Department Stores
8.000%, 06/15/2021 (B)	5,355	428
Boyd Gaming
6.875%, 05/15/2023	520	543
6.000%, 08/15/2026	530	544
Boyne USA
7.250%, 05/01/2025 (A)	235	251
Cablevision Systems
5.875%, 09/15/2022	1,947	2,008
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	2,450	2,324
CCM Merger
6.000%, 03/15/2022 (A)	1,225	1,251
Cedar Fair
5.375%, 06/01/2024	3,560	3,622
Cengage Learning
9.500%, 06/15/2024 (A)	6,015	5,008
Churchill Downs
4.750%, 01/15/2028 (A)	968	925
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	3,410	3,487
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	833

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	$1,380	$1,237
Core & Main
6.125%, 08/15/2025 (A)	8,965	8,629
Dana
6.000%, 09/15/2023	1,260	1,295
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	965	984
Delphi Technologies
5.000%, 10/01/2025 (A)	10,416	9,268
Diamond Resorts International
10.750%, 09/01/2024 (A)	4,060	3,867
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,210	2,227
ESH Hospitality
5.250%, 05/01/2025 (A)	7,174	7,138
Fiat Chrysler Automobiles
5.250%, 04/15/2023	430	437
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)	3,481	–
Ford Motor
7.450%, 07/16/2031	1,439	1,518
Ford Motor Credit LLC
4.687%, 06/09/2025	1,150	1,086
4.250%, 09/20/2022	1,786	1,760
Golden Nugget
8.750%, 10/01/2025 (A)	6,457	6,651
Group 1 Automotive
5.250%, 12/15/2023 (A)	325	324
5.000%, 06/01/2022	3,347	3,364
Guitar Center
13.000% cash/8.000% PIK, 04/15/2022 (A)	12,936	10,543
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,150	2,069
Hanesbrands
4.875%, 05/15/2026 (A)	370	364
HD Supply
5.375%, 10/15/2026 (A)	2,359	2,394
Hillman Group
6.375%, 07/15/2022 (A)	6,250	5,375
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	1,110	1,116
4.250%, 09/01/2024	110	108
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	1,700	1,692
4.625%, 04/01/2025	400	398
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	580	561
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C)	4,458	4,391

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	227

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Game Technology
6.500%, 02/15/2025 (A)	$1,115	$1,186
6.250%, 01/15/2027 (A)	5,706	5,942
IRB Holding
6.750%, 02/15/2026 (A)	6,574	6,212
Jack Ohio Finance LLC
6.750%, 11/15/2021 (A)	3,736	3,848
JC Penney
6.375%, 10/15/2036	6,820	2,558
KFC Holding
5.250%, 06/01/2026 (A)	580	590
5.000%, 06/01/2024 (A)	2,797	2,827
4.750%, 06/01/2027 (A)	2,100	2,069
L Brands
6.875%, 11/01/2035	631	544
6.750%, 07/01/2036	2,160	1,825
5.250%, 02/01/2028	1,781	1,541
Liberty Interactive LLC
8.250%, 02/01/2030	2,725	2,786
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	920	950
Mattamy Group
6.500%, 10/01/2025 (A)	3,780	3,632
Mattel
6.750%, 12/31/2025 (A)	7,844	7,717
Men’s Wearhouse
7.000%, 07/01/2022	3,165	3,173
Merlin Entertainments
5.750%, 06/15/2026 (A)	425	439
MGM Resorts International
6.000%, 03/15/2023	3,620	3,788
5.750%, 06/15/2025	3,166	3,221
4.625%, 09/01/2026	2,819	2,678
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Monitronics International
9.125%, 04/01/2020	10,140	2,332
Neiman Marcus Group LLC
8.750% cash/9.500% PIK, 10/15/2021 (A)	3,563	1,853
8.000%, 10/15/2021 (A)	3,025	1,573
Party City Holdings
6.625%, 08/01/2026 (A)	3,935	3,866
6.125%, 08/15/2023 (A)	1,770	1,795
Penske Automotive Group
5.500%, 05/15/2026	1,736	1,703
PetSmart
8.875%, 06/01/2025 (A)	770	520
7.125%, 03/15/2023 (A)	2,130	1,443
5.875%, 06/01/2025 (A)	605	481
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	1,930	1,930

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PulteGroup
5.000%, 01/15/2027	$1,452	$1,390
QVC
4.450%, 02/15/2025	1,640	1,596
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	3,820	3,820
Sally Holdings LLC
5.625%, 12/01/2025	969	951
Schaeffler Finance
4.750%, 05/15/2023 (A)	500	500
Scientific Games International
5.000%, 10/15/2025 (A)	5,426	5,256
Service International
7.500%, 04/01/2027	2,070	2,287
ServiceMaster LLC
5.125%, 11/15/2024 (A)	1,197	1,203
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,995	2,943
4.875%, 07/31/2024 (A)	5,855	5,767
Staples
8.500%, 09/15/2025 (A)	3,162	3,099
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	6,549	6,696
Station Casinos LLC
5.000%, 10/01/2025 (A)	4,949	4,807
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	6,670	6,587
Tempur Sealy International
5.625%, 10/15/2023	840	848
5.500%, 06/15/2026	825	823
Tenneco
5.375%, 12/15/2024	415	382
5.000%, 07/15/2026	1,549	1,325
Viking Cruises
6.250%, 05/15/2025 (A)	765	771
5.875%, 09/15/2027 (A)	2,870	2,766
Vista Outdoor
5.875%, 10/01/2023	1,970	1,852
Weight Watchers International
8.625%, 12/01/2025 (A)	6,824	6,329
William Carter
5.625%, 03/15/2027 (A)	474	474
Williams Scotsman International
6.875%, 08/15/2023 (A)	2,655	2,609
Wyndham Destinations
6.350%, 10/01/2025	971	1,007
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,945	1,936
Yum! Brands
6.875%, 11/15/2037	3,470	3,461

228	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 11/01/2043	$180	$154

		264,954

Consumer Staples — 4.7%
21st Century Oncology
10.000% cash/12.000% PIK, 04/30/2023 (C)(D)	566	427
Albertsons LLC
7.500%, 03/15/2026 (A)	2,375	2,446
5.750%, 03/15/2025	2,166	2,058
AMN Healthcare
5.125%, 10/01/2024 (A)	1,410	1,392
Ashtead Capital
5.625%, 10/01/2024 (A)	280	289
4.375%, 08/15/2027 (A)	385	370
Avantor
9.000%, 10/01/2025 (A)	2,045	2,191
6.000%, 10/01/2024 (A)	2,578	2,631
Avon International Operations
7.875%, 08/15/2022 (A)	3,587	3,695
B&G Foods
5.250%, 04/01/2025	4,175	3,987
Central Garden & Pet
6.125%, 11/15/2023	745	773
5.125%, 02/01/2028	1,515	1,405
Chobani LLC
7.500%, 04/15/2025 (A)	1,390	1,251
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,866	1,815
Cott Holdings
5.500%, 04/01/2025 (A)	4,129	4,077
Coty
6.500%, 04/15/2026 (A)	1,165	1,123
Energizer Holdings
7.750%, 01/15/2027 (A)	435	463
6.375%, 07/15/2026 (A)	370	374
5.500%, 06/15/2025 (A)	1,030	1,007
Envision Healthcare
8.750%, 10/15/2026 (A)	4,279	3,862
FAGE International
5.625%, 08/15/2026 (A)	1,110	905
First Quality Finance
5.000%, 07/01/2025 (A)	2,185	2,136
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	530	448
Garda World Security
8.750%, 05/15/2025 (A)	2,775	2,657
Global A&T Electronics
8.500%, 01/12/2023	8,762	7,977
Hadrian Merger Sub
8.500%, 05/01/2026 (A)	2,535	2,326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Herc Rentals
7.750%, 06/01/2024 (A)	$1,095	$1,168
7.500%, 06/01/2022 (A)	132	137
High Ridge Brands
8.875%, 03/15/2025 (A)	800	320
HLF Financing Sarl LLC
7.250%, 08/15/2026 (A)	2,450	2,499
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	1,781
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	505	432
New Albertsons
8.700%, 05/01/2030	2,724	2,506
8.000%, 05/01/2031	8,329	7,476
7.750%, 06/15/2026	375	341
7.450%, 08/01/2029	5,265	4,633
NVA Holdings
6.875%, 04/01/2026 (A)	2,587	2,496
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	3,975	3,826
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	5,700	5,600
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,763
5.625%, 01/15/2028 (A)	2,100	2,029
5.500%, 03/01/2025 (A)	1,050	1,053
5.000%, 08/15/2026 (A)	4,582	4,404
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	2,625	2,568
6.250%, 05/15/2026 (A)	4,674	4,715
Revlon Consumer Products
6.250%, 08/01/2024	525	303
5.750%, 02/15/2021	358	311
Rite Aid
7.700%, 02/15/2027	5,095	3,414
6.875%, 12/15/2028 (A)	1,425	869
6.125%, 04/01/2023 (A)	6,120	5,217
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,290	3,936
Simmons Foods
7.750%, 01/15/2024 (A)	800	836
5.750%, 11/01/2024 (A)	3,275	2,702
Sotera Health Holdings LLC
6.500%, 05/15/2023 (A)	3,143	3,167
Spectrum Brands
6.625%, 11/15/2022	1,115	1,140
6.125%, 12/15/2024	1,930	1,901
5.750%, 07/15/2025	745	729
Surgery Center Holdings
6.750%, 07/01/2025 (A)	727	662
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,095	1,128

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	229

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vector Group
10.500%, 11/01/2026 (A)	$5,055	$4,790

		132,937

Energy — 9.8%
Alta Mesa Holdings
7.875%, 12/15/2024	871	277
Andeavor Logistics
6.375%, 05/01/2024	465	487
6.250%, 10/15/2022	132	135
Antero Midstream Partners
5.750%, 03/01/2027 (A)	1,336	1,346
5.375%, 09/15/2024	525	525
Antero Resources
5.625%, 06/01/2023	1,005	1,007
5.125%, 12/01/2022	415	416
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	7,181	7,280
Brazos Valley Longhorn LLC
6.875%, 02/01/2025	1,020	1,034
Bruin E&P Partners LLC
8.875%, 08/01/2023 (A)	2,657	2,597
Calfrac Holdings
8.500%, 06/15/2026 (A)	4,876	3,608
California Resources
8.000%, 12/15/2022 (A)	6,375	5,092
Calumet Specialty Products Partners
6.500%, 04/15/2021	5,541	5,139
Carrizo Oil & Gas
8.250%, 07/15/2025	3,184	3,327
6.250%, 04/15/2023	2,096	2,067
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/2024	1,460	1,617
5.875%, 03/31/2025	850	905
5.125%, 06/30/2027	7,672	7,826
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	975	993
Chesapeake Energy
8.000%, 01/15/2025	5,680	5,772
8.000%, 06/15/2027	5,365	5,312
7.500%, 10/01/2026	665	655
Citgo Holding
10.750%, 02/15/2020 (A)	1,176	1,207
CITGO Petroleum
6.250%, 08/15/2022 (A)	2,052	2,044
CNX Midstream Partners
6.500%, 03/15/2026 (A)	4,445	4,367
Continental Resources
4.375%, 01/15/2028 (A)	1,536	1,530
Covey Park Energy LLC
7.500%, 05/15/2025 (A)	860	800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Crestwood Midstream Partners
6.250%, 04/01/2023	$755	$775
5.750%, 04/01/2025	2,680	2,698
DCP Midstream Operating
8.125%, 08/16/2030	2,360	2,726
5.375%, 07/15/2025	268	279
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,404
Denbury Resources
9.250%, 03/31/2022 (A)	864	866
9.000%, 05/15/2021 (A)	3,132	3,160
Energy Transfer
5.500%, 06/01/2027	2,863	3,006
EnLink Midstream Partners
4.850%, 07/15/2026	2,640	2,584
4.400%, 04/01/2024	1,065	1,034
Ensco
5.750%, 10/01/2044	3,105	1,995
EP Energy LLC
9.375%, 05/01/2020	1,728	1,348
9.375%, 05/01/2024 (A)	2,109	991
8.000%, 11/29/2024 (A)	685	483
8.000%, 02/15/2025 (A)	1,159	510
7.750%, 05/15/2026 (A)	5,530	4,901
6.375%, 06/15/2023	1,185	379
Exterran Energy Solutions
8.125%, 05/01/2025	4,544	4,516
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	1,434	1,283
5.625%, 02/01/2026 (A)	7,571	6,284
FTS International
6.250%, 05/01/2022	4,706	4,477
Genesis Energy
6.500%, 10/01/2025	1,436	1,375
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	549	472
Gulfport Energy
6.375%, 05/15/2025	200	179
6.375%, 01/15/2026	1,570	1,378
6.000%, 10/15/2024	450	408
Halcon Resources
6.750%, 02/15/2025	6,105	4,564
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	3,214	3,230
Hilcorp Energy I
6.250%, 11/01/2028 (A)	852	835
5.750%, 10/01/2025 (A)	1,083	1,076
5.000%, 12/01/2024 (A)	3,390	3,259
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)(B)	500	175
Jagged Peak Energy LLC
5.875%, 05/01/2026 (A)	380	384

230	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	$3,915	$3,122
Laredo Petroleum
5.625%, 01/15/2022	2,385	2,259
McDermott Technology Americas
10.625%, 05/01/2024 (A)	721	598
MEG Energy
7.000%, 03/31/2024 (A)	1,895	1,734
6.500%, 01/15/2025 (A)	2,092	2,055
6.375%, 01/30/2023 (A)	685	625
Midstates Petroleum
10.750%, 10/01/2020 (B)	3,459	–
10.000%, 06/01/2020 (B)	1,250	–
9.250%, 06/01/2021 (B)	485	–
MPLX
4.875%, 12/01/2024	355	371
Murphy Oil
5.750%, 08/15/2025	1,567	1,594
Murray Energy
12.000% cash/12.000% PIK, 04/15/2024 (A)	2,244	987
Nabors Industries
5.750%, 02/01/2025	2,270	2,009
NGL Energy Partners
7.500%, 11/01/2023	2,954	3,046
6.125%, 03/01/2025	983	927
NGPL PipeCo LLC
4.875%, 08/15/2027 (A)	170	171
4.375%, 08/15/2022 (A)	690	697
Noble Holding International
8.950%, 04/01/2045	3,830	3,140
7.750%, 01/15/2024	4,056	3,610
Northern Oil and Gas
8.500% cash/1.000% PIK, 05/15/2023	2,370	2,429
Oasis Petroleum
6.875%, 03/15/2022	290	290
6.875%, 01/15/2023	1,300	1,292
6.250%, 05/01/2026 (A)	3,365	3,205
Parker Drilling
7.500%, 08/01/2020 (B)	230	121
6.750%, 07/15/2022 (B)	6,140	3,009
Parsley Energy LLC
5.375%, 01/15/2025 (A)	3,615	3,624
5.250%, 08/15/2025 (A)	3,290	3,256
PBF Holding LLC
7.000%, 11/15/2023	1,073	1,097
Peabody Energy
6.375%, 03/31/2025 (A)	6,422	6,322
Precision Drilling
7.750%, 12/15/2023	645	652
7.125%, 01/15/2026 (A)	530	521
6.500%, 12/15/2021	69	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pride International LLC
7.875%, 08/15/2040	$1,561	$1,264
Range Resources
4.875%, 05/15/2025	1,045	957
Rowan
7.375%, 06/15/2025	8,456	7,314
5.850%, 01/15/2044	5,070	3,372
5.400%, 12/01/2042	720	461
SemGroup
5.625%, 07/15/2022	4,490	4,372
SESI LLC
7.750%, 09/15/2024	1,753	1,490
Seven Generations Energy
5.375%, 09/30/2025 (A)	4,835	4,654
Seventy Seven Energy Inc
6.500%, 07/15/2022 (B)	395	–
Seventy Seven Operating LLC
6.625%, 11/15/2019 (B)(C)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	758	724
SM Energy
6.625%, 01/15/2027	458	436
6.125%, 11/15/2022	520	518
5.625%, 06/01/2025	405	379
5.000%, 01/15/2024	2,328	2,191
Southwestern Energy
7.750%, 10/01/2027	1,333	1,380
7.500%, 04/01/2026	1,333	1,383
6.200%, 01/23/2025	637	631
SRC Energy
6.250%, 12/01/2025	3,306	3,008
Summit Midstream Holdings LLC
5.750%, 04/15/2025	2,985	2,850
5.500%, 08/15/2022	2,330	2,307
Sunoco
5.875%, 03/15/2028	2,791	2,749
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	1,110	1,107
Targa Resources Partners
6.875%, 01/15/2029 (A)	2,646	2,816
6.750%, 03/15/2024	4,185	4,384
6.500%, 07/15/2027 (A)	1,959	2,072
5.875%, 04/15/2026 (A)	1,885	1,960
5.250%, 05/01/2023	1,000	1,014
5.000%, 01/15/2028	3,711	3,604
4.250%, 11/15/2023	350	346
Transocean
9.000%, 07/15/2023 (A)	4,195	4,426
7.500%, 01/15/2026 (A)	635	613
7.500%, 04/15/2031	4,803	3,974
7.250%, 11/01/2025 (A)	545	520

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	231

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transocean Guardian
5.875%, 01/15/2024 (A)	$1,041	$1,058
Transocean Pontus
6.125%, 08/01/2025 (A)	896	905
Transocean Poseidon
6.875%, 02/01/2027 (A)	978	1,005
USA Compression Partners
6.875%, 04/01/2026	3,315	3,373
6.875%, 09/01/2027 (A)	1,580	1,612
Vine Oil & Gas
9.750%, 04/15/2023 (A)	2,866	2,379
Weatherford International
9.875%, 02/15/2024	4,511	3,248
9.875%, 03/01/2039	880	567
5.950%, 04/15/2042	3,645	2,160
Weatherford International LLC
9.875%, 03/01/2025 (A)	490	349
Whiting Petroleum
6.625%, 01/15/2026	380	372
6.250%, 04/01/2023	1,437	1,444
5.750%, 03/15/2021	220	223
WPX Energy
8.250%, 08/01/2023	990	1,110
6.000%, 01/15/2022	157	162
5.750%, 06/01/2026	356	358
5.250%, 09/15/2024	100	100
		272,932

Financials — 4.2%
Acrisure LLC
8.125%, 02/15/2024 (A)	2,072	2,121
7.000%, 11/15/2025 (A)	2,266	2,001
Alliant Holdings Intermediate LLC
8.250%, 08/01/2023 (A)	3,438	3,552
Ally Financial
5.750%, 11/20/2025	3,225	3,418
4.625%, 05/19/2022	1,375	1,401
4.625%, 03/30/2025	315	321
4.125%, 02/13/2022	810	815
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	6,645	3,090
AssuredPartners
7.000%, 08/15/2025 (A)	2,549	2,422
BCD Acquisition
9.625%, 09/15/2023 (A)	3,360	3,545
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	85	86
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	515	521
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	480	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
City National Bank
9.000%, 08/12/2019 (C)	$4,062	$4,162
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 12/31/2049 (A)	1,365	1,460
CTR Partnership
5.250%, 06/01/2025	3,760	3,779
Donnelley Financial Solutions
8.250%, 10/15/2024	1,871	1,864
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	3,705	3,645
Freedom Mortgage
8.250%, 04/15/2025 (A)	6,220	5,847
8.125%, 11/15/2024 (A)	1,435	1,345
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	3,465	3,506
Genworth Holdings
4.900%, 08/15/2023	1,368	1,154
HUB International
7.000%, 05/01/2026 (A)	4,733	4,638
Hunt
6.250%, 02/15/2026 (A)	1,767	1,643
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	1,411	1,446
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 12/01/2099	3,250	3,351
LPL Holdings
5.750%, 09/15/2025 (A)	5,786	5,851
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	1,057	1,082
5.625%, 05/01/2024	1,335	1,378
4.500%, 09/01/2026	4,501	4,314
4.500%, 01/15/2028	175	164
MSCI
5.375%, 05/15/2027 (A)	535	552
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	6,405	6,549
8.125%, 07/15/2023 (A)	1,749	1,780
Navient
7.250%, 09/25/2023	992	1,023
Quicken Loans
5.250%, 01/15/2028 (A)	5,781	5,268
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 12/29/2049	2,020	2,146
Springleaf Finance
7.125%, 03/15/2026	5,645	5,716
6.875%, 03/15/2025	3,180	3,255
6.125%, 05/15/2022	1,461	1,516
6.125%, 03/15/2024	2,337	2,363

232	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starwood Property Trust
4.750%, 03/15/2025	$1,598	$1,554
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,746
USIS Merger Sub
6.875%, 05/01/2025 (A)	2,415	2,349
WeWork
7.875%, 05/01/2025 (A)	7,371	6,843
		118,062

Health Care — 8.0%
Acadia Healthcare
5.625%, 02/15/2023	2,266	2,249
5.125%, 07/01/2022	2,387	2,351
AHP Health Partners
9.750%, 07/15/2026 (A)	1,748	1,835
Aurora Diagnostics Holdings LLC
12.250% cash/1.500% PIK, 01/15/2020	8,502	8,502
Bausch Health
9.000%, 12/15/2025 (A)	2,223	2,381
7.000%, 03/15/2024 (A)	885	933
6.500%, 03/15/2022 (A)	1,600	1,658
6.125%, 04/15/2025 (A)	8,501	8,182
5.875%, 05/15/2023 (A)	3,545	3,527
5.750%, 08/15/2027 (A)	1,637	1,651
5.625%, 12/01/2021 (A)	801	802
5.500%, 03/01/2023 (A)	7,636	7,598
5.500%, 11/01/2025 (A)	2,928	2,954
Bausch Health Americas
9.250%, 04/01/2026 (A)	10,429	11,237
8.500%, 01/31/2027 (A)	5,214	5,416
BioScrip
8.875%, 02/15/2021	5,639	5,526
Centene
6.125%, 02/15/2024	710	743
5.375%, 06/01/2026 (A)	1,583	1,642
4.750%, 01/15/2025	8,409	8,472
Charles River Laboratories International
5.500%, 04/01/2026 (A)	3,175	3,302
CHS
11.000%, 9.875%, 06/22/2019, 06/30/2023 (A) (E)	601	551
8.625%, 01/15/2024 (A)	3,700	3,811
8.000%, 03/15/2026 (A)	3,272	3,229
6.875%, 02/01/2022	935	613
6.250%, 03/31/2023	1,632	1,571
DaVita
5.000%, 05/01/2025	2,683	2,589
Encompass Health
5.750%, 11/01/2024	760	768
5.750%, 09/15/2025	931	940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Endo Dac
6.000%, 07/15/2023 (A)	$7,830	$6,489
6.000%, 02/01/2025 (A)	910	701
5.875%, 10/15/2024 (A)	230	230
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,625
HCA
7.500%, 02/15/2022	1,965	2,154
5.875%, 05/01/2023	2,675	2,829
5.875%, 02/15/2026	5,655	5,973
5.875%, 02/01/2029	6,078	6,374
5.625%, 09/01/2028	227	235
5.375%, 02/01/2025	21,976	22,793
5.375%, 09/01/2026	3,520	3,608
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,120	4,244
5.000%, 02/15/2025 (A)	1,214	1,208
Hologic
4.625%, 02/01/2028 (A)	1,157	1,117
4.375%, 10/15/2025 (A)	805	791
IQVIA
5.000%, 10/15/2026 (A)	6,213	6,322
4.875%, 05/15/2023 (A)	2,390	2,426
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,230	1,256
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	850	743
5.500%, 04/15/2025 (A)	595	485
4.875%, 04/15/2020 (A)	3,743	3,725
Molina Healthcare
5.375%, 11/15/2022	3,501	3,610
4.875%, 06/15/2025 (A)	6,789	6,687
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	4,314	4,333
Prestige Brands
6.375%, 03/01/2024 (A)	735	739
Quorum Health
11.625%, 04/15/2023	1,560	1,431
RegionalCare Hospital Partners Holdings Inc
8.250%, 05/01/2023 (A)	1,907	2,038
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc
9.750%, 12/01/2026 (A)	2,855	2,926
Syneos Health
7.500%, 10/01/2024 (A)	763	797
Tenet Healthcare
8.125%, 04/01/2022	930	993
7.000%, 08/01/2025	7,099	7,117
6.750%, 06/15/2023	6,969	7,143
6.250%, 02/01/2027 (A)	4,093	4,213
5.125%, 05/01/2025	2,752	2,728
4.625%, 07/15/2024	3,954	3,944

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	233

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2021	$365	$370
WellCare Health Plans
5.375%, 08/15/2026 (A)	1,005	1,034
5.250%, 04/01/2025	4,439	4,532
		224,996

Industrials — 7.4%
ACCO Brands
5.250%, 12/15/2024 (A)	740	727
Actuant
5.625%, 06/15/2022	4,174	4,216
AECOM
5.875%, 10/15/2024	30	31
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	6,619	5,643
Allison Transmission
5.000%, 10/01/2024 (A)	520	523
4.750%, 10/01/2027 (A)	155	149
American Woodmark
4.875%, 03/15/2026 (A)	815	795
Arconic
5.900%, 02/01/2027	1,185	1,179
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	5,427	5,441
ARD Securities Finance SARL
8.750% PIK, 01/31/2023 (A)	1,346	1,266
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	1,140	1,184
6.000%, 02/15/2025 (A)	4,010	3,960
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (A)	2,205	2,249
5.500%, 04/01/2023	2,009	2,032
5.250%, 03/15/2025 (A)	470	446
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	1,602	1,642
5.125%, 10/01/2023 (A)	3,096	3,127
Bombardier
7.875%, 04/15/2027 (A)	3,387	3,361
7.500%, 12/01/2024 (A)	3,893	3,961
7.500%, 03/15/2025 (A)	845	853
6.000%, 10/15/2022 (A)	2,765	2,779
BWAY Holding Co
7.250%, 04/15/2025 (A)	1,743	1,654
5.500%, 04/15/2024 (A)	1,250	1,229
BWX Technologies
5.375%, 07/15/2026 (A)	2,548	2,599
Cenveo Escrow
8.500%, 09/15/2022 (C)	10,375	141
Cimpress
7.000%, 06/15/2026 (A)	2,125	2,029
Cloud Crane LLC
10.125%, 08/01/2024 (A)	3,319	3,535

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Colfax
6.375%, 02/15/2026 (A)	$973	$1,014
6.000%, 02/15/2024 (A)	65	67
CPG LLC
8.000%, 10/01/2021 (A)	1,348	1,328
DAE Funding LLC
5.750%, 11/15/2023 (A)	1,955	1,992
4.500%, 08/01/2022 (A)	1,184	1,172
EnPro Industries
5.750%, 10/15/2026 (A)	569	573
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,387
6.875%, 01/15/2025 (A)	4,304	4,067
Fortress Transportation & Infrastructure Investors LLC
6.750%, 03/15/2022 (A)	3,395	3,461
6.500%, 10/01/2025 (A)	1,105	1,080
Gates Global LLC
6.000%, 07/15/2022 (A)	659	662
GFL Environmental
5.375%, 03/01/2023 (A)	7,083	6,671
H&E Equipment Services
5.625%, 09/01/2025	2,021	2,001
Hertz
7.625%, 06/01/2022 (A)	2,169	2,218
6.250%, 10/15/2022	565	535
5.500%, 10/15/2024 (A)	2,525	2,146
Hulk Finance
7.000%, 06/01/2026 (A)	3,477	3,303
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,268	2,098
4.750%, 01/15/2025 (A)	340	328
JELD-WEN
4.875%, 12/15/2027 (A)	3,260	3,020
4.625%, 12/15/2025 (A)	910	856
KAR Auction Services
5.125%, 06/01/2025 (A)	812	790
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	195	202
LTF Merger Sub
8.500%, 06/15/2023 (A)	1,385	1,416
Mueller Water Products
5.500%, 06/15/2026 (A)	345	348
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	3,590	3,608
6.250%, 03/15/2026 (A)	5,135	4,968
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,746	2,739
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	302
5.000%, 02/01/2025 (A)	2,510	2,479

234	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novelis
6.250%, 08/15/2024 (A)	$380	$383
5.875%, 09/30/2026 (A)	5,303	5,170
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	445	458
RBS Global
4.875%, 12/15/2025 (A)	4,588	4,496
Remington Arms
0.000%, 12/31/2049	1,885	–
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	2,927	2,993
6.875%, 02/15/2021	78	78
6.287%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	805
5.750%, 10/15/2020	1,449	1,452
RR Donnelley & Sons
6.000%, 04/01/2024	3,260	3,276
Sensata Technologies
5.625%, 11/01/2024 (A)	200	210
5.000%, 10/01/2025 (A)	2,816	2,844
4.875%, 10/15/2023 (A)	1,400	1,439
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	3,580	3,777
SPX FLOW
5.875%, 08/15/2026 (A)	625	626
5.625%, 08/15/2024 (A)	310	310
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,211
Stevens Holding
6.125%, 10/01/2026 (A)	370	377
Summit Materials LLC
6.500%, 03/15/2027 (A)	467	467
6.125%, 07/15/2023	3,005	3,080
5.125%, 06/01/2025 (A)	1,820	1,738
Terex
5.625%, 02/01/2025 (A)	905	880
Titan International
6.500%, 11/30/2023	3,835	3,576
TransDigm
6.500%, 05/15/2025	710	708
6.375%, 06/15/2026	929	902
6.250%, 03/15/2026 (A)	5,962	6,096
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	1,388	1,353
TriMas
4.875%, 10/15/2025 (A)	375	368
Triumph Group
7.750%, 08/15/2025	1,220	1,159
4.875%, 04/01/2021	625	616
Tutor Perini
6.875%, 05/01/2025 (A)	8,970	8,970

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Rentals North America
6.500%, 12/15/2026	$9,198	$9,600
5.875%, 09/15/2026	2,565	2,623
5.750%, 11/15/2024	325	335
5.500%, 05/15/2027	2,447	2,447
4.875%, 01/15/2028	2,989	2,851
4.625%, 10/15/2025	825	802
Vertiv Group
9.250%, 10/15/2024 (A)	3,255	3,255
Wabash National
5.500%, 10/01/2025 (A)	630	581
Weekley Homes LLC
6.625%, 08/15/2025	6,110	5,759
Welbilt
9.500%, 02/15/2024	770	829
XPO Logistics
6.750%, 08/15/2024 (A)	2,664	2,681
6.500%, 06/15/2022 (A)	582	592
6.125%, 09/01/2023 (A)	150	150
		205,905

Information Technology — 4.0%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	686
Amkor Technology
6.375%, 10/01/2022	1,685	1,698
Anixter
6.000%, 12/01/2025 (A)	410	424
5.500%, 03/01/2023	410	424
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	907
Banff Merger Sub
9.750%, 09/01/2026 (A)	3,993	3,868
Cardtronics
5.500%, 05/01/2025 (A)	1,192	1,134
CDK Global
5.875%, 06/15/2026	1,214	1,252
CDW LLC
5.000%, 09/01/2025	914	920
CommScope Finance LLC
8.250%, 03/01/2027 (A)	7,687	7,975
6.000%, 03/01/2026 (A)	3,685	3,768
5.500%, 03/01/2024 (A)	3,595	3,660
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,585	4,321
Dell International LLC
6.020%, 06/15/2026 (A)	5,579	5,919
5.875%, 06/15/2021 (A)	340	347
Entegris
4.625%, 02/10/2026 (A)	3,138	3,083
First Data
5.750%, 01/15/2024 (A)	4,000	4,118

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	235

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 08/15/2023 (A)	$2,931	$2,999
Gartner
5.125%, 04/01/2025 (A)	450	453
GCI LLC
6.875%, 04/15/2025	4,601	4,693
6.750%, 06/01/2021	1,024	1,028
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	1,565	1,710
GTT Communications
7.875%, 12/31/2024 (A)	2,900	2,501
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	1,741	1,732
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,176
6.625%, 08/01/2026	200	197
5.250%, 08/01/2026	2,360	2,307
Infor Software Parent LLC
7.125% cash/7.875% PIK, 05/01/2021 (A)	1,665	1,672
Infor US
6.500%, 05/15/2022	3,220	3,284
Informatica
7.125%, 07/15/2023 (A)	1,330	1,347
MagnaChip Semiconductor
6.625%, 07/15/2021	1,055	1,002
NCR
6.375%, 12/15/2023	2,495	2,531
5.000%, 07/15/2022	4,232	4,232
Nuance Communications
5.625%, 12/15/2026	3,655	3,728
NXP
4.625%, 06/01/2023 (A)	765	780
Open Text
5.875%, 06/01/2026 (A)	2,057	2,164
Plantronics
5.500%, 05/31/2023 (A)	630	628
Rackspace Hosting
8.625%, 11/15/2024 (A)	7,860	6,877
Sabre Global
5.375%, 04/15/2023 (A)	775	790
5.250%, 11/15/2023 (A)	4,633	4,726
Solera LLC
10.500%, 03/01/2024 (A)	1,670	1,810
Symantec
5.000%, 04/15/2025 (A)	5,520	5,502
TIBCO Software
11.375%, 12/01/2021 (A)	2,422	2,573
VeriSign
4.750%, 07/15/2027	970	958

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xerox
3.625%, 03/15/2023	$2,028	$1,982
		110,886

Materials — 6.3%
AK Steel
7.625%, 10/01/2021	235	237
7.000%, 03/15/2027	2,658	2,233
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	444
6.750%, 09/30/2024 (A)	960	1,014
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	1,973
Aleris International
10.750%, 07/15/2023 (A)	1,245	1,298
Alpha 2 BV
8.750% cash/9.500% PIK, 06/01/2023 (A)	3,315	3,174
Alpha 3 BV
6.250%, 02/01/2025 (A)	3,100	2,968
Axalta Coating Systems LLC
4.875%, 08/15/2024 (A)	275	273
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,315	4,335
Berry Global
5.500%, 05/15/2022	1,115	1,129
4.500%, 02/15/2026 (A)	3,433	3,248
Big River Steel LLC
7.250%, 09/01/2025 (A)	877	909
Boart Longyear Management Pty
10.000% cash/12.000% PIK, 12/31/2022	3,251	2,829
CF Industries
5.150%, 03/15/2034	2,266	2,130
Chemours
6.625%, 05/15/2023	1,360	1,411
5.375%, 05/15/2027	923	895
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,513
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	1,831	1,826
Constellium
6.625%, 03/01/2025 (A)	530	534
5.875%, 02/15/2026 (A)	2,962	2,880
5.750%, 05/15/2024 (A)	2,308	2,261
Cornerstone Chemical
6.750%, 08/15/2024 (A)	7,798	7,369
Crown Americas LLC
4.750%, 02/01/2026	6,544	6,565
CVR Partners
9.250%, 06/15/2023 (A)	2,425	2,558

236	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eldorado
6.125%, 12/15/2020 (A)	$3,600	$3,510
Element Solutions
5.875%, 12/01/2025 (A)	3,686	3,730
First Quantum Minerals
7.500%, 04/01/2025 (A)	4,720	4,567
7.250%, 04/01/2023 (A)	1,440	1,415
6.875%, 03/01/2026 (A)	2,520	2,347
6.500%, 03/01/2024 (A)	1,075	1,018
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	2,667	2,640
Freeport-McMoRan
5.450%, 03/15/2043	5,378	4,719
5.400%, 11/14/2034	1,382	1,261
4.550%, 11/14/2024	680	673
4.000%, 11/14/2021	1,309	1,309
3.875%, 03/15/2023	2,624	2,586
GCP Applied Technologies
5.500%, 04/15/2026 (A)	890	897
Greif
6.500%, 03/01/2027 (A)	465	474
HB Fuller
4.000%, 02/15/2027	2,112	1,837
Hexion
10.000%, 04/15/2020	2,213	1,903
Hexion US Finance
6.625%, 04/15/2020	12,563	10,710
INEOS Group Holdings
5.625%, 08/01/2024 (A)	2,760	2,674
Kissner Holdings
8.375%, 12/01/2022 (A)(C)	1,460	1,522
Kraton Polymers LLC
7.000%, 04/15/2025 (A)	4,255	4,303
LSB Industries
9.625%, 05/01/2023 (A)	3,450	3,605
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,010	4,020
New
6.375%, 05/15/2025 (A)	1,267	1,026
New Gold
6.250%, 11/15/2022 (A)	3,848	3,410
Noranda Aluminum Acquisition Escrow
11.000%, 06/01/2019 (B)	385	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	405	381
5.000%, 05/01/2025 (A)	3,127	2,986
4.875%, 06/01/2024 (A)	535	518
OCI
6.625%, 04/15/2023 (A)	1,811	1,874
OI European Group BV
4.000%, 03/15/2023 (A)	2,172	2,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	$815	$856
5.875%, 08/15/2023 (A)	1,696	1,785
PQ
5.750%, 12/15/2025 (A)	2,665	2,580
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,235	7,988
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	1,115	1,148
5.250%, 12/15/2026	165	158
Starfruit Finco BV
8.000%, 10/01/2026 (A)	4,963	4,926
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	4,477	4,555
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,687
Teck Resources
6.125%, 10/01/2035	1,176	1,239
TPC Group
8.750%, 12/15/2020 (A)	5,721	5,607
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	2,265	2,129
Tronox
6.500%, 04/15/2026 (A)	1,421	1,345
Tronox Finance
5.750%, 10/01/2025 (A)	2,251	2,093
U.S. Steel
6.875%, 08/15/2025	1,414	1,393
6.250%, 03/15/2026	2,435	2,304
Vale Overseas
4.375%, 01/11/2022	1,412	1,413
Venator Finance Sarl
5.750%, 07/15/2025 (A)	1,369	1,205
Warrior Met Coal
8.000%, 11/01/2024 (A)	3,085	3,178
		177,633

Real Estate — 1.1%
Equinix
5.875%, 01/15/2026	1,045	1,095
5.750%, 01/01/2025	100	104
5.375%, 01/01/2022	255	262
GEO Group
6.000%, 04/15/2026	1,309	1,214
5.875%, 01/15/2022	1,715	1,702
5.875%, 10/15/2024	170	161
5.125%, 04/01/2023	1,391	1,322
GLP Capital
5.750%, 06/01/2028	730	757
5.250%, 06/01/2025	730	756

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	237

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Iron Mountain
5.250%, 03/15/2028 (A)	$3,232	$3,094
4.875%, 09/15/2027 (A)	2,722	2,576
Kennedy-Wilson
5.875%, 04/01/2024	500	489
MPT Operating Partnership
5.000%, 10/15/2027	1,018	1,010
Newmark Group
6.125%, 11/15/2023 (A)	2,885	2,901
Realogy Group LLC
4.875%, 06/01/2023 (A)	6,070	5,493
RHP Hotel Properties
5.000%, 04/15/2021	555	557
5.000%, 04/15/2023	830	834
Sabra Health Care
5.125%, 08/15/2026	1,311	1,246
SBA Communications
4.875%, 09/01/2024	850	849
Uniti Group
8.250%, 10/15/2023	1,450	1,258
7.125%, 12/15/2024 (A)	1,440	1,195
6.000%, 04/15/2023 (A)	1,280	1,190
VICI Properties 1 LLC
8.000%, 10/15/2023	1,542	1,685
		31,750

Utilities — 1.3%
AES
6.000%, 05/15/2026	125	131
AmeriGas Partners
5.875%, 08/20/2026	235	236
5.750%, 05/20/2027	2,089	2,047
5.500%, 05/20/2025	3,159	3,127
Calpine
5.250%, 06/01/2026 (A)	1,621	1,589
Clearway Energy Operating LLC
5.750%, 10/15/2025 (A)	1,449	1,424
Edison International
4.125%, 03/15/2028	2,823	2,608
FirstEnergy Solutions
6.050%, 08/15/2021 (B)	1,310	1,189
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,688
NRG Energy
7.250%, 05/15/2026	3,205	3,461
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,438	2,609
Talen Energy Supply LLC
6.500%, 06/01/2025	221	197
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	4,748	4,511
4.250%, 01/31/2023 (A)	955	946

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Energy (Escrow Security)
3.962%, 12/31/2034 (C)	$226	$15
Vistra Operations LLC
5.625%, 02/15/2027 (A)	3,138	3,232
5.500%, 09/01/2026 (A)	4,985	5,172
		36,182

Total Corporate Obligations (Cost $2,122,532) ($ Thousands)		2,062,164

LOAN PARTICIPATIONS — 10.1%
1011778 BC ULC, Term Loan B3, 1st Lien
4.743%, VAR LIBOR+2.250%, 02/16/2024	1,538	1,525
Academy Ltd., Term Loan, 1st Lien
6.514%, VAR LIBOR+4.000%, 07/01/2022	2,575	1,783
6.509%, VAR LIBOR+4.000%, 07/01/2022	5,599	3,877
Accudyne Industries Borrower S.C.A., Term Loan, 1st Lien
5.499%, VAR LIBOR+3.000%, 08/18/2024	1,230	1,229
Acrisure LLC, Refinancing Term Loan, 1st Lien
6.749%, VAR LIBOR+4.250%, 11/22/2023	2,336	2,336
Acrisure, Term Loan B, 1st Lien
6.249%, VAR LIBOR+3.750%, 11/22/2023	1,548	1,540
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.744%, VAR LIBOR+3.250%, 04/28/2022	1,560	1,510
Air Medical Group Holdings Inc., Term Loan, 1st Lien
6.769%, VAR LIBOR+4.250%, 03/14/2025	1,811	1,756
Akorn, Term Loan B, 1st Lien
8.000%, VAR LIBOR+4.750%, 04/16/2021	1,447	1,152
Aleris International, Term Loan, 1st Lien
7.249%, VAR LIBOR+4.750%, 02/27/2023	3,440	3,444
Alvogen Pharma US Inc., Term Loan B, 1st Lien
7.250%, VAR LIBOR+4.750%, 04/01/2022	2,384	2,348
American Tire Distributors, Term Loan, 1st Lien
10.129%, VAR LIBOR+4.250%, 09/02/2024	3,318	3,007

238	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Apex Tool Group LLC, Term Loan, 1st Lien
6.249%, VAR LIBOR+3.750%, 02/01/2022	$3,066	$2,977
Ascend Learning, Term Loan, 1st Lien
5.493%, VAR LIBOR+3.250%, 07/12/2024	257	254
Asurion LLC, Term Loan B2, 2nd Lien
8.993%, VAR LIBOR+6.500%, 08/04/2025	2,639	2,678
Asurion LLC, Term Loan B6, 1st Lien
5.493%, VAR LIBOR+3.000%, 11/03/2023	75	74
Avaya Inc., Term Loan B, 1st Lien
6.739%, VAR LIBOR+4.250%, 12/15/2024	1,562	1,559
Avolon Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.480%, 01/15/2025	419	419
Big River Steel LLC, Term Loan, 1st Lien
7.803%, VAR LIBOR+5.000%, 08/23/2023	2,352	2,364
Bison Midstream, Term Loan B, 1st Lien
6.503%, 05/21/2025	1,282	1,228
Boardriders, Term Loan B, 1st Lien
8.999%, VAR LIBOR+6.500%, 04/23/2024	2,933	2,907
Boart Longyear Management, Term Loan, 1st Lien
11.000%, VAR LIBOR+0.000%, 10/23/2020 (C)	161	161
BPA Laboratories, Term Loan, 2nd Lien
10.553%, VAR LIBOR+2.500%, 04/29/2020 (C)	273	251
Burlington Coat Factory Warehouse Corp, Term Loan B, 1st Lien
4.510%, 11/17/2024	1,468	1,461
BWAY Holding Co, Term Loan B, 1st Lien
6.033%, VAR LIBOR+3.250%, 04/03/2024	7,138	6,988
Caesars Resort Collection LLC, Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 12/23/2024	2,341	2,332
California Resources Corp, Term Loan, 1st Lien
12.868%, VAR LIBOR+10.375%, 12/31/2021	5,905	6,190
7.243%, VAR LIBOR+4.750%, 12/31/2022 (C)	2,664	2,619
Carestream Health Inc., Term Loan, 1st Lien
8.249%, 02/28/2021	1,774	1,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cengage Learning Inc., Term Loan B, 1st Lien
6.769%, VAR LIBOR+4.250%, 06/07/2023	$5,410	$4,986
CenturyLink Inc., Term Loan B, 1st Lien
5.243%, VAR LIBOR+2.750%, 01/31/2025	1,712	1,685
Cenveo Corporation, Exit Term Loan, 1st Lien
11.517%, 06/07/2023	2,500	2,304
Ceridian, Term Loan B, 1st Lien
5.749%, 04/30/2025	1,866	1,860
Charter Communications Operating LLC, Term Loan B, 1st Lien
4.500%, VAR LIBOR+2.000%, 04/30/2025	1,716	1,710
CityCenter Holdings, Term Loan B, 1st Lien
4.743%, VAR LIBOR+2.250%, 04/18/2024	974	966
Claire’s Stores Inc, Term Loan, 1st Lien
6.250%, 10/12/2038 (C)	1,044	1,567
Clear Channel Communications Inc., Term Loan D, 1st Lien
11.252%, VAR LIBOR+6.750%, 01/30/2020 (B)	606	422
ClubCorp Club Operations Inc., Term Loan B, 1st Lien
5.553%, VAR LIBOR+3.250%, 09/18/2024	1,777	1,722
Contura Energy, Term Loan, 1st Lien
7.517%, VAR LIBOR+5.000%, 11/10/2025	2,432	2,415
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
7.000%, VAR LIBOR+4.500%, 05/13/2022	10,840	10,605
CWGS Group LLC, Term Loan B, 1st Lien
5.264%, VAR LIBOR+3.000%, 11/08/2023	578	545
5.243%, VAR LIBOR+3.000%, 11/08/2023	2	2
Diebold Nixdorf Inc., Term Loan A, 1st Lien
11.625%, 08/31/2022	1,648	1,747
Diebold Nixdorf Inc., Term Loan B, 1st Lien
5.313%, VAR LIBOR+2.750%, 11/06/2023	43	40
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.803%, VAR LIBOR+8.000%, 09/30/2020 (C)	4,109	4,068
Envision Healthcare Corp, Term Loan, 1st Lien
6.243%, 10/10/2025	5,375	5,162

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	239

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Epic Crude Services LP, Term Loan B, 1st Lien
0.000%, 02/21/2026 (F)	$2,990	$2,953
EPIC Y-Grade Services LP, Term Loan B, 1st Lien
7.999%, VAR LIBOR+5.500%, 06/13/2024	3,695	3,603
Equitrans Midstream Corp, Term Loan, 1st Lien
6.999%, 01/31/2024	1,095	1,099
Evergreen Skills Lux S.À R.L., Term Loan, 1st Lien
7.249%, VAR LIBOR+4.750%, 04/28/2021	3,413	2,741
Flex Acquisition Company Inc., Term Loan, 1st Lien
5.509%, VAR LIBOR+3.000%, 12/29/2023	1,922	1,887
Foresight Energy LLC, Term Loan, 1st Lien
8.249%, VAR LIBOR+5.750%, 03/28/2022	2,328	2,288
Formula One Management Limited, Term Loan B, 1st Lien
4.993%, VAR LIBOR+2.500%, 02/01/2024	4,732	4,624
Forterra Finance LLC, Term Loan B, 1st Lien
5.499%, VAR LIBOR+3.000%, 10/25/2023	3,534	3,280
Frontier Communications Corp, Term Loan B1, 1st Lien
6.250%, VAR LIBOR+3.750%, 06/15/2024	1,326	1,277
Frontier Communications Corp, Term Loan, 1st Lien
0.000%, 03/31/2021 (F)	2,053	2,022
Gardner Denver Inc., Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 07/30/2024	2,409	2,407
General Nutrition Centers Inc., FILO Term Loan, 1st Lien
9.500%, VAR LIBOR+7.000%, 12/31/2022	1,024	1,036
Golden Nugget Inc., Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 10/04/2023	2,826	2,812
5.239%, VAR LIBOR+2.750%, 10/04/2023	723	719
Green Energy Partners/Stonewall LLC, Term Loan B1, 1st Lien
8.303%, VAR LIBOR+5.500%, 11/13/2021 (C)	730	719
Gulf Finance LLC, Term Loan B, 1st Lien
8.060%, 08/25/2023	528	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
7.750%, VAR LIBOR+5.250%, 08/25/2023	$1,527	$1,218
Hillman Group Inc., Term Loan B, 1st Lien
6.803%, VAR LIBOR+3.500%, 05/30/2025	800	772
Hub International Limited, Term Loan, 1st Lien
5.375%, VAR LIBOR+3.000%, 04/25/2025	1,685	1,668
Indivior Finance, Term Loan B, 1st Lien
7.250%, VAR LIBOR+4.500%, 12/19/2022	892	871
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.979%, VAR LIBOR+4.500%, 01/02/2024	577	585
IRB Holding Corp., Term Loan B, 1st Lien
5.744%, VAR LIBOR+3.250%, 02/05/2025	1,759	1,744
Iron Mountain, Term Loan, 1st Lien
4.262%, 06/04/2023 (C)	2,387	2,339
J. Crew Group Inc., Term Loan, 1st Lien
6.023%, VAR LIBOR+3.220%, 03/05/2021	1,643	1,203
5.964%, VAR LIBOR+3.220%, 03/05/2021	312	229
J.C. Penney, Term Loan, 1st Lien
6.879%, VAR LIBOR+4.250%, 06/23/2023	9	8
JBS USA Lux S.A., Term Loan B, 1st Lien
5.301%, VAR LIBOR+1.304%, 10/30/2022	1,750	1,745
KCA, Term Loan, 1st Lien
9.553%, VAR LIBOR+6.750%, 02/28/2023	647	515
Kronos Acquisition Intermediate Inc., Term Loan B2, 1st Lien
6.499%, VAR LIBOR+4.000%, 05/15/2023	575	537
Life Time Fitness Inc., Term Loan, 1st Lien
5.457%, VAR LIBOR+1.239%, 06/10/2022	2,930	2,912
LifeScan Global Corp, Term Loan, 1st Lien
8.797%, VAR LIBOR+6.000%, 10/01/2024	3,520	3,376
MA Financeco LLC, Term Loan B2, 1st Lien
4.743%, 11/19/2021	1,550	1,533
Mashantucket Pequot, Term Loan A, 1st Lien
5.999%, VAR LIBOR+3.500%, 06/30/2020	391	388

240	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mashantucket Pequot, Term Loan B, 1st Lien
10.624%, VAR LIBOR+8.125%, 06/30/2020	$11,899	$11,809
Mavenir, Term Loan B, 1st Lien
8.520%, VAR LIBOR+6.000%, 05/08/2025 (C)	5,335	5,255
McDermott International Inc., Term Loan B, 1st Lien
7.493%, VAR LIBOR+5.000%, 05/12/2025	2,433	2,337
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.499%, VAR LIBOR+1.239%, 05/04/2022	4,482	4,121
Medical Card Systems, Term Loan
5.500%, VAR LIBOR+4.500%, 09/02/2019 (C)	2,012	1,929
MEG Energy Corp, Term Loan B, 1st Lien
6.000%, VAR LIBOR+3.500%, 12/31/2023	92	91
Metroflag, Term Loan, 2nd Lien
14.000%, VAR LIBOR+0.000%, 01/06/2009 (B)(C)	325	–
MGM Resorts International, Term Loan A, 1st Lien
4.743%, 12/21/2023	320	316
MLN US HoldCo LLC, Term Loan, 1st Lien
6.999%, VAR LIBOR+4.500%, 11/30/2025	1,467	1,456
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.493%, VAR LIBOR+4.000%, 10/13/2023	3,965	3,790
Moneygram International Inc., Term Loan, 1st Lien
5.749%, VAR LIBOR+3.250%, 03/27/2020	1,746	1,603
Monitronics International Inc., Term Loan B2, 1st Lien
5.500%, VAR LIBOR+5.500%, 09/30/2022	7,136	6,239
Murray Energy Corp, Term Loan B2, 1st Lien
9.749%, VAR LIBOR+7.250%, 10/17/2022	3,147	2,584
Navistar Inc., Term Loan B, 1st Lien
6.020%, 11/06/2024	2,340	2,329
Neiman Marcus Group Inc., Term Loan, 1st Lien
5.763%, VAR LIBOR+3.250%, 10/25/2020	3,616	3,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New LightSquared, Term Loan, 1st Lien
11.516%, VAR LIBOR+0.000%, 12/07/2020	$97	$76
New Rue21 LLC, Term Loan, 1st Lien
12.500%, 09/22/2022	188	151
Nielsen Finance LLC, Term Loan B4, 1st Lien
4.517%, 10/04/2023	737	733
Nine West Holdings Inc., Unsecured Term Loan, 1st Lien
6.954%, VAR LIBOR+5.250%, 01/08/2020 (B)	6,710	3,534
Onex Carestream Finance LP, Term Loan, 1st Lien
10.999%, VAR LIBOR+8.500%, 12/07/2019	3,003	2,928
P.F. Chang’s China Bistro, Term Loan B, 1st Lien
7.671%, VAR LIBOR+5.000%, 09/01/2022	1,294	1,292
P2 Upstream Acquisition Co., Term Loan, 1st Lien
6.740%, VAR LIBOR+4.000%, 10/30/2020	1,049	1,032
Paperworks Industries Inc., Term Loan, 1st Lien
13.000%, 02/22/2023	1,066	1,119
Patterson Medical Holdings Inc., Term Loan B, 1st Lien
7.494%, 08/29/2022 (C)	2,389	2,284
7.384%, 08/29/2022	4	4
Petco Animal Supplies Inc., Term Loan, 1st Lien
5.994%, VAR LIBOR+3.250%, 01/26/2023	4,490	3,497
PetSmart Inc., Term Loan B, 1st Lien
5.520%, VAR LIBOR+3.000%, 03/11/2022	2,938	2,501
Plantronics Inc., Term Loan B, 1st Lien
4.999%, VAR LIBOR+2.500%, 07/02/2025	1,145	1,139
Quorum Health, Term Loan B, 1st Lien
9.249%, VAR LIBOR+6.750%, 04/29/2022	1,354	1,356
Refinitiv US Holdings Inc., Term Loan B, 1st Lien
6.243%, VAR LIBOR+3.750%, 10/01/2025	4,705	4,630
Regionalcare Hospital Partners Holdings Inc., Term Loan B, 1st Lien
6.981%, VAR LIBOR+4.500%, 11/16/2025	7,559	7,546

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	241

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Scientific Games International Inc., Term Loan B, 1st Lien
5.329%, VAR LIBOR+2.750%, 08/14/2024	$1,929	$1,910
5.243%, VAR LIBOR+2.750%, 08/14/2024	318	315
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.776%, VAR LIBOR+5.000%, 11/28/2021	2,336	2,293
7.728%, VAR LIBOR+5.000%, 11/28/2021	6	6
SI Group/Addivant, Term Loan, 1st Lien
7.537%, VAR LIBOR+4.750%, 10/15/2025	3,371	3,363
SP PF Buyer LLC, Term Loan, 1st Lien
7.322%, 12/22/2025	2,830	2,788
Sprint Communications Inc., Term Loan, 1st Lien
5.500%, 02/02/2024	2,215	2,187
Staples Inc., Term Loan B, 1st Lien
6.509%, VAR LIBOR+4.000%, 09/12/2024	3,524	3,497
Starfruit Finco BV, Term Loan B, 1st Lien
5.764%, VAR LIBOR+3.250%, 10/01/2025	613	609
Steinway Musical Instruments, Term Loan B, 1st Lien
6.260%, VAR LIBOR+3.750%, 02/14/2025	2,516	2,453
Syniverse Holdings Inc., Term Loan, 1st Lien
7.509%, VAR LIBOR+5.000%, 03/09/2023	5,408	5,103
Team Health Holdings, Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 02/06/2024	3,531	3,183
Thor Industries Inc., Term Loan, 1st Lien
6.313%, 02/01/2026	2,696	2,615
Titan Acquisition, Term Loan, 1st Lien
5.499%, VAR LIBOR+3.000%, 03/28/2025	1,989	1,909
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
6.600%, VAR LIBOR+4.000%, 09/27/2024	2,331	2,329
Ultra Resources Inc., Term Loan, 1st Lien
6.503%, VAR LIBOR+3.000%, 04/12/2024	2,577	2,301
Weight Watchers International Inc., Term Loan B, 1st Lien
7.560%, 11/29/2024	1,404	1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Windstream Services (fka Windstream), Tranche B-7 Term Loan
5.740%, VAR LIBOR+3.250%, 02/17/2024	$1,090	$1,037
Windstream Services LLC, Term Loan B, 1st Lien
6.490%, VAR LIBOR+4.000%, 03/29/2021	2,129	2,059
Woodford Express LLC, Term Loan B, 1st Lien
7.493%, VAR LIBOR+5.000%, 01/27/2025	2,222	2,143

Total Loan Participations (Cost $286,979) ($ Thousands)		283,503

ASSET-BACKED SECURITIES — 9.8%

Other Asset-Backed Securities — 9.8%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
3.005%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A) (B)(C)	835	29
B&M CLO, Ser 2014-1A, Cl E
8.529%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(C)	2,520	2,168
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)(C)(G)	1,560	8
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)(C)(G)	3,445	34
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(C)(G)	4,614	1,846
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2030 (A)(C)(D)(G)	4,378	2,495
Battalion CLO VIII, Ser 2017-8A, Cl D1R
9.780%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(C)	5,000	4,721
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (A)(C)(D)(G)	6,380	4,913
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(C)(G)	10,431	7,510
Battalion CLO XII, Ser 2018-12A
2.683%, 05/17/2031 (A)(C)	8,633	7,338
Battalion CLO XIV
0.000%, 04/20/2032 (G)	6,147	5,494
Battalion CLO XIV Warehouse Note
0.000%, (C)(G)(H)	6,421	6,420
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(C)(D)(G)	2,640	1,097
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(G)	3	1,574

242	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(D)(G)	$3,363	$2,758
Benefit Street Partners CLO V
0.000%, 10/20/2026 to 04/20/2031 (A)(C)(G)	16,714	7,877
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(C)(G)	9,535	6,674
Benefit Street Partners CLO VII, Ser 2015-VII
0.000%, 07/18/2027 (C)(G)	9,035	6,270
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(C)(G)	9,000	7,380
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (A)(C)(G)	8,928	6,160
Benefit Street Partners CLO XII, Ser 2017-12A
0.000%, 10/15/2030 (A)(C)(G)	10,091	7,972
Benefit Street Partners CLO XIV, Ser 2018-14A
0.000%, 04/20/2031 (A)(C)(G)	6,857	5,553
Cathedral Lake CLO III, Ser 2015-3A
0.000%, 01/15/2026 (A)(C)(G)	2,506	2,067
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(C)(G)	5,673	4,907
CVP Cascade CLO-2, Ser 2014-2A, Cl D
7.580%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(C)	779	710
CVP Cascade CLO-2, Ser 2014-2A, Cl E
8.580%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(C)	2,531	2,117
Dryden 75 CLO, Ser 2019-75A
0.000%, 01/15/2029 (A)(G)	3,981	3,304
Figueroa CLO, Ser 2013-2A
0.000%, 06/20/2027 (A)(C)(G)	3,046	1,202
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(C)(G)	4,940	3,952
Great Lakes CLO, Ser 2015-1
0.000%, 07/15/2026 (A)(C)(G)	6,015	4,391
Great Lakes CLO, Ser 2017-1A, Cl ER
10.287%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(C)	3,376	3,239
Great Lakes CLO, Ser 2017-1A, Cl FR
12.787%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(C)	1,972	1,722
Great Lakes CLO, Ser 2018-1A, Cl ER
10.147%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(C)	4,328	4,006
Great Lakes CLO, Ser 2018-1A, Cl FR
12.787%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(C)	1,595	1,324
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(C)(G)	1,149	1,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
10.321%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(C)	$5,687	$5,351
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(C)(G)	2,164	1,928
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.850%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(C)	2,886	2,717
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(C)(G)	4,865	3,746
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.621%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(C)	3,201	2,897
Neuberger Berman CLO XVI-S, Ser 2018-16SA
0.000%, 01/15/2028 (A)(C)(G)	1,563	1,353
Neuberger Berman CLO XXII, Ser 2016-22A
0.100%, 10/17/2030 (A)(C)	161	72
0.000%, 10/17/2030 (A)(C)(G)	5,235	3,403
NewStar Berkeley Fund CLO LLC, Ser 2016-1A
0.000%, 10/25/2028 (A)(C)(D)(G)	21,812	15,268
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl D
7.871%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/2028 (A)(C)	1,110	1,110
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl E
10.521%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(C)	15,428	15,070
NewStar Clarendon Fund CLO LLC, Ser 2015- 1A, Cl E
8.821%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(C)	4,470	4,381
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
9.961%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(C)	5,110	4,883
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(C)(G)	9,028	5,707
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
10.141%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(C)	4,200	3,689
NXT Capital CLO, Ser 2017-1A, Cl E
10.111%, VAR ICE LIBOR USD 3 Month+7.350%, 04/20/2029 (A)(C)	21,400	20,159
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)(C)(G)	2,940	214
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(C)(G)	3,012	2,078

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	243

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(C)(G)	$7,965	$24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (C)(G)	6,412	4,681
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (C)(G)	13,119	11,112
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(C)(G)	7,377	5,459
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(C)(G)	5,509	3,955
Venture 35 CLO, Ser 2018-35A
0.000%, 10/22/2031 (A)(C)(G)	15,819	13,051
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)(C)(G)	2,950	2,242
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(C)(G)	2,865	2,034
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(C)(G)	7,469	5,639

Total Asset-Backed Securities (Cost $248,221) ($ Thousands)		272,458

	Shares

COMMON STOCK — 1.0%
21st Century Oncology * (C)(D)	2,205	102
Amplify Energy *	127,911	991
Aspect Software CR1 *(C)(D)	40,500	–
Aspect Software CR2 *(C)(D)	16,397	–
Avaya Holdings Corp *	48,910	758
Berry Petroleum	435,234	5,541
Berry Petroleum (Escrow Security) *(C)	4,407,000	–
Boart Longyear *	68,666,327	195
Caesars Entertainment Corp *	67,227	580
Cenveo Corp *	66,991	888
Ceva Holdings *(C)	561	12
CHC Group LLC *	3,887	–
CUI Acquisition *(C)(D)	3	148
Cumulus Media, Cl A *	109,292	1,947
Global Aviation Holdings, Cl A *(C)	101,199	–
Gymboree *	18,542	28
Gymboree Holding *	52,848	79
Halcon Resources *	93,809	141
Jupiter Resources	571,046	1,870
Medical Card Systems *(C)	395,653	–
MModal	94,365	354
MModal (Escrow Security)	67,129	92
Paperworks Industries *(C)	76,920	1,530
Quad/Graphics Inc, Cl A	173	3
Reichhold Industries *(C)(D)	1,755	1,518
Remington Outdoor Company *(C)	19,372	159
Rue 21 *	76,558	172
SandRidge Energy *	10,878	85
SandRidge Energy (Escrow Security) (C)	7,605,000	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TE Holdcorp *(C)	67,771	$21
Titan Energy LLC *	22,243	1
UCI International *(C)(D)	39,275	766
VICI Properties Inc	189,478	4,038
Vistra Energy Corp	201,052	5,235

Total Common Stock (Cost $36,774) ($ Thousands)		27,254

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.5%
CHC Group LLC CV to 125.0000
0.000%, 10/01/2020 (C)	$200	140
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	691
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	180	165
DISH Network CV to 12.163
2.375%, 03/15/2024	1,095	908
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	661
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,844	5,216
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,194	1,495
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	582
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	3,986
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)(C)	1,950	–
Weatherford International CV to 129.1656
5.875%, 07/01/2021	775	593

Total Convertible Bonds (Cost $14,662) ($ Thousands)		14,437

MUNICIPAL BONDS — 0.4%
Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(C)	4,735	4,858

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GDB Debt Recovery Authority, GO
7.500%, 08/20/2040	2,551	1,913

244	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.250%, 07/01/2023 (B)	$635	$310
5.125%, 07/01/2037 (B)	465	225
5.000%, 07/01/2041 (B)	2,030	969
Puerto Rico Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2042 (B)	600	410
Puerto Rico Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100 5.250%, 07/01/2027 (B)	435	297
Puerto Rico Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100 5.250%, 07/01/2025 (B)	335	229
Puerto Rico Electric Power Authority, Ser CCC, RB
Callable 07/01/2020 @ 100 5.250%, 07/01/2027 (B)	570	390
Puerto Rico Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)	860	588
Puerto Rico Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (B)	690	474
Puerto Rico Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (B)	425	291
Puerto Rico Electric Power Authority, Ser WW , RB
5.500%, 07/01/2020 (B)	285	195
5.500%, 07/01/2021 (B)	285	196
5.250%, 07/01/2033 (B)	190	130
Puerto Rico Electric Power Authority, Ser WW, RB
5.500%, 07/01/2038 (B)	135	93
Puerto Rico Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (B)	110	75

		6,785

Total Municipal Bonds (Cost $11,772) ($ Thousands)		11,643

	Shares

PREFERRED STOCK — 0.2%
21st Century Oncology, 0.000% *(C)	2,794	722
Ceva Holdings, 0.000% *(C)	1,214	26
Claire’s Stores Inc, 0.000% *(C)	484	787
Claire’s Stores Inc, 0.000% *(C)	858	686
Crestwood Equity Partners, 9.250%	150,000	1,387

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Federal Home Loan Mortgage, 0.000% *	29,819	$444
Federal National Mortgage Association, 0.000% *	43,993	711
TE Holdcorp, 0.000% *(C)	109,498	246
VICI Properties, 0.000%	57,906	1,234

Total Preferred Stock (Cost $6,585) ($ Thousands)		6,243

	Number of Warrants

WARRANTS — 0.0%
Aurora Diagnostics Holdings LLC, Expires 01/15/2020
Strike Price $– *	10,679	–
Cumulus Media, Expires 12/30/2027
Strike Price $– *	19,136	306
Guitar Center Holdings, Expires 04/16/2025
Strike Price $– *(C)	29,435	–
Jack Cooper Holdings, Expires 04/26/2027
Strike Price $– *(C)	3,400	–
Lion Holdings, Expires 12/30/2027
Strike Price $– *	2,380	–
Remington Arms #
Strike Price $– *(D)	19,534	–
SandRidge Energy, Expires 10/04/2022
Strike Price $41 *	14,900	–
SandRidge Energy, Expires 10/04/2022
Strike Price $42 *	6,273	–

Total Warrants (Cost $342) ($ Thousands)		306

	Number of Rights

RIGHTS — 0.0%
TXU/Tech *‡‡	295,903	210

Total Rights (Cost $400) ($ Thousands)		210

	Shares

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	98,628,879	98,629

Total Cash Equivalent (Cost $98,629) ($ Thousands)		98,629

Total Investments in Securities — 99.2% (Cost $2,826,896) ($ Thousands)		$2,776,847

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	245

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at February 28, 2019, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$169	$158	$11
CDX.NA.HY.27	Sell	5.00%	Quarterly	12/20/2021	(2,150)	126	(155)	281
CDX.NA.HY.28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	415	508	(93)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(766)	50	59	(9)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(3,800)	252	290	(38)
CDX.NA.HY.31	Sell	5.00%	Quarterly	12/20/2023	(2,688)	165	159	6

						$1,177	$1,019	$158

A list of open OTC swap agreements held by the Fund at February 28, 2019, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	IBOXHY	IBOXX USD LIQUID HIGH
		YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(21,321)	$(817)	$24	$(841)
JPMorgan Chase	IBOXHY	IBOXX USD LIQUID HIGH
		YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(7,118)	(309)	9	(318)
JPMorgan Chase	IBOXHY	IBOXX USD LIQUID HIGH
		YIELD	3-MONTH USD LIBOR	Quarterly	03/20/2019	USD	(4,040)	(262)	—	(262)

								$(1,388)	$33	$(1,421)

Percentages are based on Net Assets of $2,799,717 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $1,499,846 ($ Thousands), representing 53.6% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2019 was $29,493 ($ Thousands) and represented 1.1% of the Net Assets of the Fund.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Interest rate unavailable.
(H)	Warehouse note. Maturity date not available.
(I)	Security considered illiquid. The total value of such securities as of February 28, 2019 was $0 ($Thousands) and represented 0.0% of the Net Assets of the Fund.
(J)	Security considered restricted. The total value of such securities as of February 28, 2019 was $0 ($Thousands) and represented 0.0% of the Net Assets of the Fund.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

OTC — Over the Counter

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

246	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,053,027	$9,137	$2,062,164
Loan Participations	–	262,311	21,192	283,503
Asset-Backed Securities	–	–	272,458	272,458
Common Stock	19,515	3,483	4,256	27,254
Convertible Bonds	–	14,297	140	14,437
Municipal Bonds	–	6,785	4,858	11,643
Preferred Stock	8	3,768	2,467	6,243
Warrants	–	306	–	306
Rights	–	210	–	210
Cash Equivalent	98,629	–	–	98,629

Total Investments in Securities	$118,152	$2,344,187	$314,508	$2,776,847

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$298	$—	$298
Unrealized Depreciation	—	(140)	—	(140)
OTC Swaps
Total Return Swaps *
Unrealized Depreciation	—	(1,421)	—	(1,421)

Total Other Financial Instruments	$—	$(1,263)	$—	$(1,263)

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Preferred Stock
Balance as of May 31, 2018	$13,866	$31,020	$279,726	$4,939	$200	$10,842	$4,834
Accrued discounts/premiums	(151)	(71)	276	—	—	3	—
Realized gain/(loss)	—	(2,886)	6,639	159	—	74	1,936
Change in unrealized appreciation/ (depreciation)	(105)	1,666	(12,170)	(647)	(60)	(237)	(1,890)
Purchases	218	3,675	40,645	1,596	—	—	482
Sales	(15)	(7,525)	(42,658)	—	—	(5,533)	(2,895)
Net transfer into Level 3	4,391	2,339	—	123	—	—	—
Net transfer out of Level 3	(9,067)	(7,026)	—	(1,914)	—	(291)	—

Ending Balance as of February 28, 2019	$9,137	$21,192	$272,458	$4,256	$140	$4,858	$2,467

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(121)	$(11)	$(9,439)	$(2,711)	$(92)	$(128)	$(521)

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

	Value	Purchases at	Proceeds from	Value
Security Description	5/31/2018	Cost	Sales	2/28/2019	Income
SEI Daily Income Trust, Government Fund, CI F	$103,528	$860,882	$(865,781)	$98,629	$1,722

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	247

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

High Yield Bond Fund (Continued)

Restricted Securities — As of February 28, 2019, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 28, 2019, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Fund Name
Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$0	$0	0.00%

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $19.0 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$1,177,101	$1,177,101
Maximum potential amount of future payments	—	—	—	18,975,000	18,975,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	>10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	11,721,000	—	—	11,721,000
301-400	—	—	7,254,000	—	—	7,254,000
> than 400	—	—	—	—	—	—
Total	$—	$—	$18,975,000	$—	$—	$18,975,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

248	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 63.2%

Communication Services — 8.7%
21st Century Fox America
8.150%, 10/17/2036	$1,695	$2,450
7.850%, 03/01/2039	2,960	4,267
7.750%, 01/20/2024	125	148
7.625%, 11/30/2028	2,411	3,132
7.430%, 10/01/2026	775	955
6.550%, 03/15/2033	1,740	2,230
6.150%, 02/15/2041	728	917
America Movil
6.375%, 03/01/2035	395	474
6.125%, 03/30/2040	895	1,081
AT&T
6.000%, 08/15/2040	3,640	3,911
5.700%, 03/01/2057	1,333	1,359
5.550%, 08/15/2041	1,420	1,454
5.450%, 03/01/2047	1,945	1,977
5.350%, 09/01/2040	200	201
5.250%, 03/01/2037	1,045	1,052
5.150%, 11/15/2046	850	829
5.150%, 02/15/2050	2,940	2,847
4.800%, 06/15/2044	6,382	5,991
4.750%, 05/15/2046	780	724
4.550%, 03/09/2049	990	886
4.500%, 05/15/2035	4,685	4,413
4.500%, 03/09/2048	1,264	1,123
4.350%, 06/15/2045	8,977	7,820
CBS
4.600%, 01/15/2045	460	424
3.700%, 06/01/2028	1,543	1,464
Charter Communications Operating LLC
6.484%, 10/23/2045	3,193	3,434
6.384%, 10/23/2035	3,290	3,522
5.750%, 04/01/2048	570	570
Comcast
6.400%, 05/15/2038	994	1,217
4.950%, 10/15/2058	843	888
4.700%, 10/15/2048	5,308	5,523
4.600%, 10/15/2038	680	702
4.600%, 08/15/2045	835	843
4.400%, 08/15/2035	2,200	2,205
4.250%, 01/15/2033	685	701
4.049%, 11/01/2052	4,036	3,733
4.000%, 03/01/2048	465	435
3.999%, 11/01/2049	1,159	1,077
3.969%, 11/01/2047	3,643	3,375
3.900%, 03/01/2038	1,965	1,847
Deutsche Telekom International Finance
8.750%, 06/15/2030	495	664
4.875%, 03/06/2042 (A)	845	843
Deutsche Telekom International Finance BV
4.375%, 06/21/2028 (A)	750	760

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discovery Communications LLC
5.200%, 09/20/2047	$1,878	$1,767
5.000%, 09/20/2037	775	733
4.875%, 04/01/2043	590	532
Fox
5.576%, 01/25/2049 (A)	1,775	1,871
5.476%, 01/25/2039 (A)	1,150	1,210
Interpublic Group of
5.400%, 10/01/2048	1,208	1,173
Koninklijke
8.375%, 10/01/2030	805	969
NBCUniversal Media LLC
5.950%, 04/01/2041	786	925
Rogers Communications
5.000%, 03/15/2044	1,877	1,988
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	2,203	1,896
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,780	1,793
Telefonica Emisiones SAU
5.213%, 03/08/2047	790	757
Time Warner
4.650%, 06/01/2044	1,603	1,463
Verizon Communications
5.250%, 03/16/2037	3,390	3,690
5.012%, 08/21/2054	5,231	5,366
4.862%, 08/21/2046	197	203
4.750%, 11/01/2041	640	650
4.672%, 03/15/2055	2,175	2,115
4.522%, 09/15/2048	3,913	3,826
4.500%, 08/10/2033	6,905	7,034
4.400%, 11/01/2034	3,000	3,006
4.272%, 01/15/2036	1,830	1,786
3.850%, 11/01/2042	4,347	3,891
Viacom
5.850%, 09/01/2043	2,650	2,764
4.850%, 12/15/2034	1,000	928
Vodafone Group
5.250%, 05/30/2048	2,261	2,155
5.000%, 05/30/2038	1,335	1,265
4.375%, 02/19/2043	1,080	926
Warner Media LLC
4.850%, 07/15/2045	700	660
		141,810

Consumer Discretionary — 2.1%
Alibaba Group Holding Ltd
4.200%, 12/06/2047	815	768
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,075	972
Amazon.com
4.950%, 12/05/2044	1,265	1,437

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	249

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.050%, 08/22/2047	$5,243	$5,252
Aptiv PLC
5.400%, 03/15/2049	1,540	1,533
Cox Enterprises
7.375%, 07/15/2027 (A)	640	750
Ford Holdings
9.300%, 03/01/2030	560	639
Ford Motor
7.400%, 11/01/2046	505	506
4.750%, 01/15/2043	540	413
General Motors
6.600%, 04/01/2036	1,200	1,241
6.250%, 10/02/2043	2,190	2,165
5.950%, 04/01/2049	1,105	1,051
5.150%, 04/01/2038	125	112
Home Depot
4.500%, 12/06/2048	970	1,026
4.250%, 04/01/2046	925	942
4.200%, 04/01/2043	845	851
Lowe’s
4.050%, 05/03/2047	825	737
3.700%, 04/15/2046	1,965	1,664
McDonald’s MTN
4.600%, 05/26/2045	650	643
4.450%, 03/01/2047	2,120	2,063
4.450%, 09/01/2048	345	336
Newell Brands
5.500%, 04/01/2046	350	304
Starbucks
4.500%, 11/15/2048	610	588
Time Warner Cable
7.300%, 07/01/2038	640	716
6.550%, 05/01/2037	1,000	1,060
5.875%, 11/15/2040	2,125	2,098
5.500%, 09/01/2041	2,935	2,777
Time Warner Cable LLC
6.750%, 06/15/2039	640	687
4.500%, 09/15/2042	1,220	1,025
		34,356

Consumer Staples — 5.5%
Advocate Health & Hospitals
4.272%, 08/15/2048	1,321	1,348
Aetna
4.125%, 11/15/2042	550	479
3.875%, 08/15/2047	545	450
Altria Group
5.950%, 02/14/2049	1,220	1,219
5.800%, 02/14/2039	60	60
5.375%, 01/31/2044	850	791
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	4,790	5,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.450%, 01/23/2039	$1,270	$1,333
4.600%, 04/15/2048	2,495	2,298
4.439%, 10/06/2048	2,692	2,426
4.375%, 04/15/2038	850	779
Anheuser-Busch LLC
4.900%, 02/01/2046 (A)	11,769	11,292
4.700%, 02/01/2036 (A)	8,905	8,596
Bacardi
5.300%, 05/15/2048 (A)	1,045	945
BAT Capital
4.540%, 08/15/2047	1,925	1,554
4.390%, 08/15/2037	3,815	3,162
Baxalta
5.250%, 06/23/2045	224	231
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	950	802
3.950%, 04/15/2045 (A)	500	394
Bowdoin College
4.693%, 07/01/2112	753	749
Campbell Soup
4.800%, 03/15/2048	1,020	894
City of Hope
4.378%, 08/15/2048	650	651
Conagra Brands
5.400%, 11/01/2048	630	591
Constellation Brands
4.650%, 11/15/2028	275	283
4.500%, 05/09/2047	840	767
4.100%, 02/15/2048	615	528
General Mills
4.700%, 04/17/2048	865	807
Georgetown University
4.315%, 04/01/2049	505	523
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,450	1,464
Keurig Dr Pepper
5.085%, 05/25/2048 (A)	1,100	1,069
Kraft Heinz Foods
6.875%, 01/26/2039	865	952
5.200%, 07/15/2045	2,578	2,399
5.000%, 07/15/2035	505	478
5.000%, 06/04/2042	1,690	1,533
4.375%, 06/01/2046	3,415	2,832
Kroger
5.400%, 01/15/2049	405	399
4.650%, 01/15/2048	1,239	1,110
4.450%, 02/01/2047	3,800	3,350
Maple Escrow Subsidiary
4.985%, 05/25/2038 (A)	300	294
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	861

250	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Molson Coors Brewing
4.200%, 07/15/2046	$750	$637
Mondelez International
4.625%, 05/07/2048	740	709
Nestle Holdings
4.000%, 09/24/2048 (A)	1,850	1,834
3.900%, 09/24/2038 (A)	1,275	1,268
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	695
Northwell Healthcare
4.260%, 11/01/2047	400	383
PepsiCo
3.450%, 10/06/2046	1,136	1,039
Philip Morris International
6.375%, 05/16/2038	265	311
4.500%, 03/20/2042	2,355	2,220
4.250%, 11/10/2044	1,450	1,328
4.125%, 03/04/2043	420	377
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	704
Reynolds American
5.850%, 08/15/2045	545	519
Sysco
4.450%, 03/15/2048	615	597
Tyson Foods
5.100%, 09/28/2048	945	916
University of Southern California
5.250%, 10/01/2111	1,590	1,859
Walgreen
4.400%, 09/15/2042	475	427
Walgreens Boots Alliance
4.800%, 11/18/2044	1,825	1,704
Walmart
4.300%, 04/22/2044	231	241
4.050%, 06/29/2048	4,709	4,750
4.000%, 04/11/2043	157	156
3.950%, 06/28/2038	825	827
3.625%, 12/15/2047	465	436
		89,662

Energy — 7.6%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	595	634
Anadarko Finance
7.500%, 05/01/2031	1,230	1,496
Anadarko Petroleum
6.450%, 09/15/2036	35	39
5.667%, 10/10/2036 (B)	9,000	3,849
4.500%, 07/15/2044	760	688
Apache
5.250%, 02/01/2042	310	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 04/15/2043	$1,841	$1,674
BG Energy Capital
5.125%, 10/15/2041 (A)	405	439
Cenovus Energy
5.250%, 06/15/2037	905	842
Columbia Pipeline Group
5.800%, 06/01/2045	460	499
Concho Resources
4.875%, 10/01/2047	300	301
Conoco Funding
7.250%, 10/15/2031	480	631
ConocoPhillips
5.900%, 05/15/2038	2,388	2,898
4.300%, 11/15/2044	2,130	2,188
ConocoPhillips Canada Funding I
7.200%, 08/15/2031	25	33
5.950%, 10/15/2036	190	229
Continental Resources
4.900%, 06/01/2044	525	503
Devon Energy
5.600%, 07/15/2041	1,105	1,196
4.750%, 05/15/2042	1,305	1,272
Ecopetrol
5.875%, 05/28/2045	1,717	1,731
El Paso Natural Gas
8.375%, 06/15/2032	390	496
Enbridge Energy Partners
5.500%, 09/15/2040	400	434
Encana
6.500%, 02/01/2038	1,605	1,783
Energy Transfer Operating
6.250%, 04/15/2049	1,020	1,095
6.125%, 12/15/2045	1,758	1,832
5.950%, 10/01/2043	2,375	2,378
5.300%, 04/15/2047	1,015	957
5.150%, 02/01/2043	110	101
5.150%, 03/15/2045	200	186
4.900%, 03/15/2035	1,000	932
Eni
5.700%, 10/01/2040 (A)	1,305	1,343
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,750	2,137
6.125%, 10/15/2039	465	542
5.700%, 02/15/2042	540	602
5.100%, 02/15/2045	1,300	1,370
4.950%, 10/15/2054	675	677
4.900%, 05/15/2046	2,345	2,411
4.850%, 03/15/2044	780	798
4.800%, 02/01/2049	1,095	1,113
4.250%, 02/15/2048	455	426
EQM Midstream Partners
6.500%, 07/15/2048	1,000	995

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	251

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
6.800%, 01/15/2028	$120	$147
3.950%, 05/15/2043	840	828
Equities
3.900%, 10/01/2027	1,085	985
Exxon Mobil
3.567%, 03/06/2045	1,395	1,334
Halliburton
5.000%, 11/15/2045	675	694
4.850%, 11/15/2035	580	588
Hess
5.600%, 02/15/2041	2,095	2,034
Kinder Morgan
5.550%, 06/01/2045	1,260	1,322
5.300%, 12/01/2034	4,181	4,312
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,036	1,172
5.000%, 08/15/2042	700	685
Marathon Oil
6.600%, 10/01/2037	1,405	1,621
5.200%, 06/01/2045	505	519
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,297
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,415	1,500
MPLX
5.500%, 02/15/2049	1,000	1,022
5.200%, 03/01/2047	215	210
4.500%, 04/15/2038	1,120	1,032
Noble Energy
5.250%, 11/15/2043	2,480	2,331
5.050%, 11/15/2044	1,685	1,579
4.950%, 08/15/2047	280	262
Petro-Canada
6.800%, 05/15/2038	925	1,139
Petroleos Mexicanos
6.500%, 06/02/2041	1,325	1,153
6.375%, 01/23/2045	2,280	1,914
6.350%, 02/12/2048	1,970	1,634
Petroleos Mexicanos MTN
6.750%, 09/21/2047	2,110	1,834
Phillips 66
5.875%, 05/01/2042	1,160	1,345
4.875%, 11/15/2044	1,700	1,771
Phillips 66 Partners
4.900%, 10/01/2046	1,409	1,393
Plains All American Pipeline
4.900%, 02/15/2045	500	459
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	600	643
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	485	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.682%, 05/01/2038 (A)	$570	$549
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,061
5.500%, 03/25/2040	390	466
4.550%, 08/12/2043	3,190	3,414
4.375%, 05/11/2045	800	842
3.750%, 09/12/2046	845	806
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,460
Suncor Energy
6.850%, 06/01/2039	250	314
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,285	3,152
5.350%, 05/15/2045	685	645
4.000%, 10/01/2027	350	335
TC PipeLines
4.375%, 03/13/2025	1,000	1,010
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,780	2,231
7.000%, 10/15/2028	3,772	4,487
Texas Eastern Transmission
7.000%, 07/15/2032	1,760	2,135
4.150%, 01/15/2048 (A)	1,050	953
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,775
4.875%, 05/15/2048	2,135	2,151
4.750%, 05/15/2038	750	757
4.625%, 03/01/2034	900	916
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,487
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,400	1,458
4.450%, 08/01/2042	890	836
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	1,311	1,249
Valero Energy
10.500%, 03/15/2039	1,397	2,168
Williams
7.500%, 01/15/2031	505	608
4.850%, 03/01/2048	1,310	1,253
4.550%, 06/24/2024	1,095	1,133
		123,938

Financials — 11.5%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,101
American International Group
4.750%, 04/01/2048	940	888
4.500%, 07/16/2044	3,115	2,853
4.200%, 04/01/2028	475	469
3.875%, 01/15/2035	1,415	1,258

252	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AXA Equitable Holdings
5.000%, 04/20/2048	$1,117	$1,044
Banco Santander
3.800%, 02/23/2028	20	19
Bank of America
6.110%, 01/29/2037	935	1,079
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	831	781
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	835	806
Bank of America MTN
5.875%, 02/07/2042	2,650	3,223
5.000%, 01/21/2044	1,890	2,065
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	575	591
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	442
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	200	200
Bank of America NA
6.000%, 10/15/2036	4,395	5,263
Barclays
4.950%, 01/10/2047	873	836
Berkshire Hathaway
4.500%, 02/11/2043	1,108	1,172
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,348
4.200%, 08/15/2048	3,410	3,428
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,769	1,990
BNP Paribas
4.400%, 08/14/2028 (A)	325	327
BPCE MTN
3.500%, 10/23/2027 (A)	635	594
Brighthouse Financial
4.700%, 06/22/2047	1,128	893
Capital One Financial
3.800%, 01/31/2028	775	743
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	1,947
Chubb INA Holdings
6.700%, 05/15/2036	1,527	1,984
4.350%, 11/03/2045	280	293
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,396
Citigroup
8.125%, 07/15/2039	1,131	1,641
6.625%, 06/15/2032	1,820	2,159
4.750%, 05/18/2046	2,270	2,227
4.650%, 07/23/2048	1,455	1,518
4.400%, 06/10/2025	380	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	$914	$910
4.125%, 07/25/2028	3,030	2,981
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	2,465	2,331
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	1,500	1,454
Cooperatieve Rabobank UA
5.250%, 08/04/2045	200	216
Credit Suisse Group
4.282%, 01/09/2028 (A)	1,095	1,091
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	200	206
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	259
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	1,625	1,635
FMR
5.150%, 02/01/2043 (A)	905	982
Goldman Sachs Group
6.750%, 10/01/2037	2,195	2,610
6.250%, 02/01/2041	3,784	4,556
4.750%, 10/21/2045	345	349
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	470	455
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	2,705	2,713
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	5,565	5,139
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,420	1,380
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	590	572
Goldman Sachs Group MTN
4.800%, 07/08/2044	845	858
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,045	2,077
Hartford Financial Services Group
6.625%, 03/30/2040	480	583
HSBC Bank USA
7.000%, 01/15/2039	760	982
HSBC Bank USA MTN
5.625%, 08/15/2035	2,280	2,570
HSBC Holdings
6.800%, 06/01/2038	1,067	1,318
6.500%, 09/15/2037	2,900	3,464
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	920	943
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	180	178

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	253

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
4.250%, 09/21/2048	$1,999	$2,022
JPMorgan Chase
6.400%, 05/15/2038	996	1,251
5.600%, 07/15/2041	3,176	3,713
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	730	765
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	2,265	2,158
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	5,005	4,700
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	3,500	3,257
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,330	1,307
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,895	1,940
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	311
6.500%, 05/01/2042 (A)	3,069	3,669
4.850%, 08/01/2044 (A)	160	157
Lloyds Banking Group
4.344%, 01/09/2048	791	677
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,095	1,027
Marsh & McLennan
4.900%, 03/15/2049	190	199
4.750%, 03/15/2039	1,259	1,306
4.200%, 03/01/2048	800	762
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	513
MetLife
6.400%, 12/15/2036	1,131	1,199
5.875%, 02/06/2041	280	335
4.875%, 11/13/2043	1,310	1,397
4.721%, 12/15/2044	255	267
4.050%, 03/01/2045	2,431	2,294
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	605	605
Moody’s
4.875%, 12/17/2048	2,005	2,057
Morgan Stanley
4.375%, 01/22/2047	835	830
3.625%, 01/20/2027	860	846
Morgan Stanley MTN
6.375%, 07/24/2042	1,194	1,500
6.250%, 08/09/2026	2,012	2,290
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	1,050	1,085
4.300%, 01/27/2045	2,435	2,390
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	519

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	$2,120	$2,086
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	660	644
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	127
New York Life Insurance
6.750%, 11/15/2039 (A)	1,190	1,578
5.875%, 05/15/2033 (A)	1,852	2,239
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,216	1,501
3.850%, 09/30/2047 (A)	419	387
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (A)	980	1,001
PNC Bank
4.050%, 07/26/2028	2,310	2,379
Prudential Financial MTN
5.700%, 12/14/2036	2,407	2,778
4.350%, 02/25/2050	955	944
Raymond James Financial
4.950%, 07/15/2046	935	937
Royal Bank of Scotland Group
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	2,027	2,084
S&P Global
4.500%, 05/15/2048	1,367	1,399
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	1,240	1,169
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	915	976
4.270%, 05/15/2047 (A)	1,265	1,240
Travelers
4.050%, 03/07/2048	1,005	989
4.000%, 05/30/2047	1,015	988
WEA Finance LLC
4.750%, 09/17/2044 (A)	190	194
Wells Fargo
5.950%, 08/26/2036	1,000	1,164
5.606%, 01/15/2044	1,040	1,171
3.900%, 05/01/2045	1,500	1,441
3.000%, 04/22/2026	1,000	958
Wells Fargo MTN
4.900%, 11/17/2045	475	487
4.750%, 12/07/2046	330	333
4.650%, 11/04/2044	2,095	2,085
4.400%, 06/14/2046	1,820	1,750
4.300%, 07/22/2027	584	595
4.150%, 01/24/2029	2,065	2,112

254	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	$1,747	$1,727
Wells Fargo Bank
5.850%, 02/01/2037	4,205	4,915
XLIT
5.250%, 12/15/2043	1,187	1,295
		185,797

Health Care — 6.8%
Abbott Laboratories
4.900%, 11/30/2046	2,470	2,700
4.750%, 11/30/2036	700	753
AbbVie
4.875%, 11/14/2048	3,067	2,881
4.700%, 05/14/2045	1,705	1,562
4.500%, 05/14/2035	2,425	2,267
4.450%, 05/14/2046	800	703
4.400%, 11/06/2042	2,664	2,365
4.250%, 11/14/2028	830	822
Allergan Funding SCS
4.850%, 06/15/2044	250	231
4.550%, 03/15/2035	2,090	1,949
Amgen
4.950%, 10/01/2041	825	839
4.563%, 06/15/2048	2,159	2,042
4.400%, 05/01/2045	3,582	3,363
Anthem
4.650%, 01/15/2043	480	479
4.650%, 08/15/2044	250	249
4.550%, 03/01/2048	2,120	2,087
4.375%, 12/01/2047	2,030	1,936
AstraZeneca
6.450%, 09/15/2037	2,576	3,140
4.375%, 08/17/2048	375	363
4.000%, 01/17/2029	375	377
4.000%, 09/18/2042	275	252
Barnabas Health
4.000%, 07/01/2028	4,375	4,414
Boston Scientific
4.700%, 03/01/2049	580	579
4.550%, 03/01/2039	620	615
4.000%, 03/01/2029	315	315
Cardinal Health
4.500%, 11/15/2044	650	558
Celgene
4.625%, 05/15/2044	1,645	1,535
4.550%, 02/20/2048	948	878
Cigna
4.900%, 12/15/2048 (A)	2,665	2,636
4.800%, 08/15/2038 (A)	1,280	1,272
4.375%, 10/15/2028 (A)	1,210	1,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna Holding
3.875%, 10/15/2047	$500	$424
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	588
CVS Health
5.125%, 07/20/2045	2,275	2,248
5.050%, 03/25/2048	10,220	10,106
4.780%, 03/25/2038	2,605	2,528
4.300%, 03/25/2028	960	960
Eli Lilly
4.150%, 03/15/2059	530	517
3.950%, 03/15/2049	580	568
EMD Finance LLC
3.250%, 03/19/2025 (A)	1,540	1,494
Express Scripts Holding
4.800%, 07/15/2046	4,039	3,970
Gilead Sciences
4.800%, 04/01/2044	1,820	1,826
4.750%, 03/01/2046	330	331
4.600%, 09/01/2035	1,505	1,502
4.500%, 02/01/2045	2,770	2,672
4.150%, 03/01/2047	1,000	914
GlaxoSmithKline Capital
6.375%, 05/15/2038	715	904
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,315
Humana
4.950%, 10/01/2044	1,110	1,141
Johnson & Johnson
3.400%, 01/15/2038	3,300	3,142
Medtronic
4.625%, 03/15/2045	3,698	4,051
4.375%, 03/15/2035	1,552	1,636
Merck
4.150%, 05/18/2043	810	828
Mylan
5.250%, 06/15/2046	315	272
New York and Presbyterian Hospital
4.763%, 08/01/2116	859	841
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,046
Pfizer
4.200%, 09/15/2048	630	649
4.000%, 12/15/2036	1,275	1,287
Stryker
4.625%, 03/15/2046	485	498
4.100%, 04/01/2043	1,425	1,344
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	2,840	2,054
Thermo Fisher Scientific
4.100%, 08/15/2047	765	725

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	255

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
6.875%, 02/15/2038	$1,335	$1,782
6.625%, 11/15/2037	555	718
4.625%, 07/15/2035	1,075	1,169
4.450%, 12/15/2048	255	266
4.250%, 04/15/2047	1,075	1,087
4.250%, 06/15/2048	680	687
4.200%, 01/15/2047	925	928
Wyeth
6.000%, 02/15/2036	2,755	3,395
5.950%, 04/01/2037	936	1,156
Zoetis
4.450%, 08/20/2048	405	400
		110,358

Industrials — 5.5%
3M MTN
3.625%, 10/15/2047	255	238
AerCap Ireland Capital DAC
3.875%, 01/23/2028	1,070	978
Air Lease
4.625%, 10/01/2028	805	790
Amcor Finance USA
4.500%, 05/15/2028 (A)	1,020	1,034
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	2	2
BAE Systems Holdings
4.750%, 10/07/2044 (A)	1,188	1,210
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	335
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	2,150	2,657
6.150%, 05/01/2037	870	1,067
5.750%, 05/01/2040	495	596
4.900%, 04/01/2044	905	997
4.400%, 03/15/2042	2,340	2,422
4.150%, 12/15/2048	480	484
4.125%, 06/15/2047	800	794
4.050%, 06/15/2048	320	314
Canadian National Railway
6.200%, 06/01/2036	511	633
3.650%, 02/03/2048	1,440	1,383
Cie de Chemin de Fer Canadien Pacifique
6.125%, 09/15/2115	3,497	4,066
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,041	4,227
Crane
4.200%, 03/15/2048	450	407
CSX
4.750%, 05/30/2042	1,905	1,954

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	$3	$3
FedEx
5.100%, 01/15/2044	275	277
4.950%, 10/17/2048	785	779
4.550%, 04/01/2046	2,273	2,124
4.400%, 01/15/2047	835	761
4.100%, 02/01/2045	275	240
4.050%, 02/15/2048	210	182
3.900%, 02/01/2035	700	646
GE Capital International Funding Unlimited
4.418%, 11/15/2035	12,061	10,891
General Electric MTN
5.875%, 01/14/2038	5,114	5,369
3.164%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	950
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	380	362
Johnson Controls International
4.950%, 0%, 0, 07/02/2064 (C)	225	199
L3 Technologies
4.400%, 06/15/2028	900	925
Lockheed Martin
4.700%, 05/15/2046	2,885	3,091
4.070%, 12/15/2042	1,568	1,532
3.600%, 03/01/2035	1,085	1,031
Norfolk Southern
5.100%, 08/01/2118	2,370	2,372
4.800%, 08/15/2043	528	542
4.450%, 06/15/2045	1,332	1,336
4.050%, 08/15/2052	664	615
3.942%, 11/01/2047	906	846
Northrop Grumman
4.750%, 06/01/2043	1,625	1,702
4.030%, 10/15/2047	995	931
3.850%, 04/15/2045	1,800	1,653
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	201	215
Parker-Hannifin MTN
4.450%, 11/21/2044	520	531
Rockwell Collins
4.350%, 04/15/2047	1,400	1,320
Snap-on
4.100%, 03/01/2048	1,025	1,021
TTX
4.600%, 02/01/2049 (A)	844	868
Union Pacific
4.500%, 09/10/2048	3,300	3,313
4.375%, 09/10/2038	760	758
4.300%, 03/01/2049	480	470

256	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.799%, 10/01/2051	$555	$491
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	670	681
United Parcel Service
3.750%, 11/15/2047	980	906
United Technologies
5.700%, 04/15/2040	2,140	2,413
4.625%, 11/16/2048	1,305	1,315
4.500%, 06/01/2042	3,910	3,864
4.125%, 11/16/2028	935	949
3.750%, 11/01/2046	1,615	1,418
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	1,032	1,097
Waste Management
3.900%, 03/01/2035	500	486
WW Grainger
4.600%, 06/15/2045	340	350
4.200%, 05/15/2047	1,147	1,109
		89,522

Information Technology — 4.0%
Activision Blizzard
4.500%, 06/15/2047	395	351
Apple
4.650%, 02/23/2046	2,594	2,796
4.500%, 02/23/2036	985	1,060
4.450%, 05/06/2044	950	996
4.375%, 05/13/2045	3,650	3,784
3.850%, 05/04/2043	185	179
3.850%, 08/04/2046	815	784
3.750%, 09/12/2047	750	706
3.750%, 11/13/2047	1,570	1,485
Applied Materials
4.350%, 04/01/2047	1,316	1,319
Broadcom
3.500%, 01/15/2028	325	288
Cisco Systems
5.900%, 02/15/2039	1,020	1,303
Corning
5.850%, 11/15/2068	2,443	2,524
Dell International LLC
8.350%, 07/15/2046 (A)	360	421
Fidelity National Information Services
4.750%, 05/15/2048	855	795
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,517	1,536
Intel
3.734%, 12/08/2047	3,002	2,857
Juniper Networks
5.950%, 03/15/2041	2,430	2,346

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Microsoft
4.875%, 12/15/2043	$2,572	$2,911
4.750%, 11/03/2055	180	204
4.250%, 02/06/2047	2,304	2,445
4.100%, 02/06/2037	2,945	3,080
4.000%, 02/12/2055	3,796	3,763
3.950%, 08/08/2056	1,310	1,286
3.700%, 08/08/2046	3,875	3,782
3.450%, 08/08/2036	560	543
NXP BV
5.550%, 12/01/2028 (A)	355	376
Oracle
4.375%, 05/15/2055	1,870	1,864
4.300%, 07/08/2034	3,390	3,524
4.125%, 05/15/2045	1,730	1,680
4.000%, 07/15/2046	1,705	1,631
4.000%, 11/15/2047	1,883	1,793
3.800%, 11/15/2037	4,360	4,181
QUALCOMM
4.800%, 05/20/2045	1,416	1,363
4.300%, 05/20/2047	590	529
Texas Instruments
4.150%, 05/15/2048	580	591
Visa
4.300%, 12/14/2045	1,565	1,642
4.150%, 12/14/2035	1,410	1,476
3.650%, 09/15/2047	85	81
		64,275

Materials — 1.2%
BHP Billiton Finance USA
5.000%, 09/30/2043	1,640	1,873
Dow Chemical
4.625%, 10/01/2044	580	536
4.375%, 11/15/2042	1,190	1,071
DowDuPont
5.419%, 11/15/2048	4,030	4,301
5.319%, 11/15/2038	985	1,042
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,526	1,528
International Flavors & Fragrances
5.000%, 09/26/2048	1,060	1,052
International Paper
5.150%, 05/15/2046	805	793
4.350%, 08/15/2048	600	532
LyondellBasell Industries
4.625%, 02/26/2055	645	555
Newmont Mining
6.250%, 10/01/2039	1,385	1,590
5.875%, 04/01/2035	240	267
Rohm & Haas
7.850%, 07/15/2029	1,495	1,874

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	257

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern Copper
5.875%, 04/23/2045	$100	$107
Vulcan Materials
4.500%, 06/15/2047	350	300
WRKCo
4.900%, 03/15/2029	1,220	1,281
		18,702

Real Estate — 1.2%
Alexandria Real Estate Equities
4.700%, 07/01/2030	250	258
4.500%, 07/30/2029	1,000	1,019
American Campus Communities Operating Partnership
3.625%, 11/15/2027	565	537
AvalonBay Communities MTN
3.200%, 01/15/2028	485	467
Crown Castle International
4.750%, 05/15/2047	500	472
ERP Operating
4.500%, 07/01/2044	90	93
GLP Capital
5.300%, 01/15/2029	965	978
HCP
6.750%, 02/01/2041	970	1,199
Healthcare Realty Trust
3.625%, 01/15/2028	700	664
Hospitality Properties Trust
4.375%, 02/15/2030	2,328	2,096
Hudson Pacific Properties
4.650%, 04/01/2029	745	734
Life Storage
3.875%, 12/15/2027	500	480
National Retail Properties
4.800%, 10/15/2048	805	803
Realty Income
4.650%, 03/15/2047	410	428
Regency Centers
4.650%, 03/15/2049	285	281
Simon Property Group
6.750%, 02/01/2040	634	826
Ventas Realty
5.700%, 09/30/2043	2,780	3,078
Welltower
5.125%, 03/15/2043	3,696	3,703
4.950%, 09/01/2048	722	734
		18,850

Utilities — 9.1%
AEP Texas
3.850%, 10/01/2025 (A)	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alabama Power
4.300%, 07/15/2048	$1,980	$1,985
4.150%, 08/15/2044	1,045	1,028
3.700%, 12/01/2047	1,546	1,421
American Water Capital
3.750%, 09/01/2047	200	185
Appalachian Power
4.450%, 06/01/2045	650	645
Arizona Public Service
4.200%, 08/15/2048	1,215	1,184
Baltimore Gas & Electric
5.200%, 06/15/2033	3,078	3,384
Berkshire Hathaway Energy
6.125%, 04/01/2036	6,456	7,845
4.450%, 01/15/2049	1,175	1,182
Black Hills
4.350%, 05/01/2033	640	639
4.200%, 09/15/2046	500	460
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	995	973
Bruce Mansfield Unit 1 2007, Pass-Through Trust
6.850%, 06/01/2034 (D)	962	861
CenterPoint Energy Resources
6.250%, 02/01/2037	791	915
Cleco Power
6.000%, 12/01/2040	750	842
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,572
4.000%, 03/01/2048	2,000	1,959
3.700%, 08/15/2028	1,610	1,631
3.700%, 03/01/2045	649	605
Consolidated Edison of New York
6.750%, 04/01/2038	960	1,226
6.300%, 08/15/2037	865	1,058
4.650%, 12/01/2048	2,140	2,244
4.500%, 05/15/2058	750	737
4.450%, 03/15/2044	1,680	1,708
Dominion Energy
5.250%, 08/01/2033	2,830	3,083
4.900%, 08/01/2041	2,715	2,774
DTE Electric
4.050%, 05/15/2048	720	713
Duke Energy Carolinas LLC
6.100%, 06/01/2037	2,195	2,680
6.000%, 01/15/2038	614	749
5.300%, 02/15/2040	2,230	2,580
4.250%, 12/15/2041	1,500	1,527
3.750%, 06/01/2045	175	165
Duke Energy Florida LLC
6.400%, 06/15/2038	375	482
6.350%, 09/15/2037	705	891

258	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Indiana LLC
6.350%, 08/15/2038	$575	$736
4.900%, 07/15/2043	1,165	1,283
3.750%, 05/15/2046	845	792
Duke Energy Progress LLC
4.375%, 03/30/2044	3,885	4,009
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	790
Electricite de France
6.000%, 01/22/2114 (A)	2,731	2,759
5.000%, 09/21/2048 (A)	1,130	1,112
4.950%, 10/13/2045 (A)	955	930
4.750%, 10/13/2035 (A)	1,225	1,180
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,166
Enel Finance International
4.750%, 05/25/2047 (A)	725	644
Exelon
4.950%, 06/15/2035	1,555	1,597
Exelon Generation LLC
5.600%, 06/15/2042	1,935	1,921
FirstEnergy
4.850%, 07/15/2047	460	475
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,745	1,894
Florida Power & Light
5.960%, 04/01/2039	1,880	2,359
5.690%, 03/01/2040	1,401	1,720
5.400%, 09/01/2035	3,200	3,639
3.990%, 03/01/2049	1,100	1,094
Georgia Power
4.300%, 03/15/2042	1,295	1,219
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,166	1,358
4.700%, 09/01/2045 (A)	1,380	1,441
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,656
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	2,898
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,185	2,558
MidAmerican Energy
4.800%, 09/15/2043	725	788
4.400%, 10/15/2044	1,450	1,518
4.250%, 05/01/2046	1,500	1,529
MidAmerican Energy MTN
5.800%, 10/15/2036	550	657
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,859
NiSource
5.950%, 06/15/2041	545	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power
5.350%, 11/01/2039	$2,695	$3,147
3.600%, 09/15/2047	1,800	1,678
3.400%, 08/15/2042	765	700
NSTAR Electric
4.400%, 03/01/2044	890	919
Oglethorpe Power
5.250%, 09/01/2050	1,546	1,617
5.050%, 10/01/2048 (A)	1,445	1,499
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,810	3,270
5.250%, 09/30/2040	1,600	1,847
PacifiCorp
6.000%, 01/15/2039	845	1,029
PECO Energy
3.900%, 03/01/2048	800	773
Piedmont Natural Gas
4.650%, 08/01/2043	330	344
PPL Electric Utilities
4.150%, 06/15/2048	655	663
Public Service Electric & Gas MTN
4.050%, 05/01/2048	575	578
Public Service of Colorado
6.500%, 08/01/2038	725	936
6.250%, 09/01/2037	1,165	1,474
Puget Sound Energy
4.223%, 06/15/2048	1,100	1,118
Sempra Energy
6.000%, 10/15/2039	1,565	1,763
3.800%, 02/01/2038	945	830
South Carolina Electric & Gas
4.250%, 08/15/2028	700	747
Southern California Edison
6.050%, 03/15/2039	1,625	1,811
4.650%, 10/01/2043	2,380	2,369
4.500%, 09/01/2040	1,775	1,744
3.900%, 03/15/2043	350	312
Southern California Gas
3.750%, 09/15/2042	985	911
Southern Gas Capital
5.875%, 03/15/2041	2,593	2,954
4.400%, 06/01/2043	395	380
Southwestern Electric Power
6.200%, 03/15/2040	2,530	2,984
Southwestern Public Service
4.400%, 11/15/2048	965	998
Tampa Electric
4.300%, 06/15/2048	1,580	1,534
Union Electric
8.450%, 03/15/2039	1,660	2,461
Virginia Electric & Power
4.450%, 02/15/2044	750	762

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	259

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/15/2043	$450	$427
3.450%, 02/15/2024	530	536
		147,252

Total Corporate Obligations (Cost $1,014,176) ($ Thousands)		1,024,522

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bills (B)
2.400%, 04/16/2019	12,136	12,099
2.379%, 03/28/2019	2,588	2,583
U.S. Treasury Bonds
4.500%, 05/15/2038	37,321	46,185
4.250%, 05/15/2039	510	611
3.875%, 08/15/2040	935	1,064
3.750%, 08/15/2041	2,395	2,675
3.750%, 11/15/2043	10,260	11,459
3.625%, 08/15/2043	12,402	13,577
3.625%, 02/15/2044	11,071	12,127
3.375%, 11/15/2048	29,120	30,781
3.125%, 11/15/2041	8,330	8,444
3.125%, 02/15/2043	3,835	3,870
3.000%, 05/15/2045	7,320	7,215
3.000%, 05/15/2047	17,510	17,234
3.000%, 02/15/2048	50,656	49,772
3.000%, 08/15/2048	14,555	14,303
3.000%, 02/15/2049	65,225	64,129
2.875%, 11/15/2046	14,775	14,202
2.750%, 11/15/2047	22,980	21,480
2.500%, 02/15/2045	9,596	8,588
2.500%, 02/15/2046	33,850	30,183
2.500%, 05/15/2046	49,210	43,843
2.250%, 08/15/2046	31,885	26,910
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2048	1,212	1,177
U.S. Treasury Notes
3.125%, 11/15/2028	60	62
2.625%, 02/15/2029	2,300	2,283

Total U.S. Treasury Obligations (Cost $441,293) ($ Thousands)		446,856

MUNICIPAL BONDS — 4.2%

California — 2.1%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	819

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.625%, 03/01/2040	$790	$1,157
7.550%, 04/01/2039	295	433
7.500%, 04/01/2034	4,965	6,991
7.300%, 10/01/2039	1,000	1,401
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	853
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	3,645
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,250
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,070
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,930	2,572
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	4,697
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,309
State of California, Build America Project, GO
7.350%, 11/01/2039	2,130	3,006
University of California, Ser AD, RB
4.858%, 05/15/2112	1,175	1,214
		33,417

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	1,598

Florida — 0.3%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,625

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	1,936	2,053

Illinois — 0.3%
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,276

260	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
5.100%, 06/01/2033	$900	$853
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,159
		5,288

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,357

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	750

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	86

New York — 0.7%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	610
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,450	1,530
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	910	1,116
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	634
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	645	754
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 08/01/2028 @ 100
3.730%, 08/01/2029	1,735	1,740
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,018
5.289%, 03/15/2033	1,550	1,767
		11,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 0.1%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	$535	$617
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	121
		738

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	768
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,087
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	686
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	518
Texas State, Transportation Commission Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,285	1,468
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	855	1,031

		5,558

Total Municipal Bonds (Cost $61,680) ($ Thousands)		67,639

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FHLMC
6.750%, 03/15/2031	1,080	1,461
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,791
Residual Funding STRIPS
3.881%, 04/15/2030 (B)	17,770	12,425
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	5,548
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,843
U.S. Treasury STIPS
0.000%, 08/15/2043 (B)	9,912	4,613

Total U.S. Government Agency Obligations (Cost $30,475) ($ Thousands)		31,681

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	261

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	$125	$135
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	712	726
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,951	7,340
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,178	1,339
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	633	675
FNMA CMO, Ser 2007-68, Cl SC, IO
4.210%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	26	4
GNMA ARM
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	45	47
GNMA CMO, Ser 2009-8, Cl PS, IO
3.819%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	73	6
GNMA CMO, Ser 2010-4, Cl NS, IO
3.909%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	93	15
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	6,835	5,517
		15,804

Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
2.690%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	76	74
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
3.280%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	138	135
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
3.270%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	82	73
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	34	31
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.350%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	17	16
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	14	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	$2	$2
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.360%, 12/25/2034 (E)	26	26
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
2.820%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	87	87
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
4.664%, 04/25/2036 (E)	23	23
		482

Total Mortgage-Backed Securities (Cost $11,190) ($ Thousands)		16,286

SOVEREIGN DEBT — 0.5%
Colombia Government International Bond
5.625%, 02/26/2044	895	962
5.200%, 05/15/2049	860	879
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,763
Mexico Government International Bond
6.050%, 01/11/2040	196	217
5.750%, 10/12/2110	429	422
4.600%, 01/23/2046	1,910	1,769
4.600%, 02/10/2048	70	65
United Mexican States
5.550%, 01/21/2045	900	950
4.350%, 01/15/2047	950	853
Uruguay Government International Bond
5.100%, 06/18/2050	480	493

Total Sovereign Debt (Cost $8,230) ($ Thousands)		8,373

GLOBAL BOND — 0.0%
Nacional del Cobre de Chile
4.375%, –%, 0, 02/05/2049 (A)	275	268

Total Global Bond (Cost $262) ($ Thousands)		268

262	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.0%

Mortgage Related Securities — 0.0%
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	$11	$11

Other Asset-Backed Securities — 0.0%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.344%, 03/25/2037	180	186

Total Asset-Backed Securities (Cost $151) ($ Thousands)		197

	Shares

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	92,127,016	92,127

Total Cash Equivalent (Cost $92,127) ($ Thousands)		92,127

Total Investments in Securities — 104.1% (Cost $1,659,584) ($ Thousands)		$1,687,949

The open futures contracts held by the Fund at February 28, 2019, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(39)	Jun-2019	$(4,772)	$(4,758)	$14
U.S. 2-Year Treasury Note	894	Jul-2019	189,829	189,703	(126)
U.S. 5-Year Treasury Note	(796)	Jul-2019	(91,390)	(91,192)	198
U.S. Long Treasury Bond	(298)	Jun-2019	(43,384)	(43,052)	332
U.S. Ultra Long Treasury Bond	502	Jun-2019	81,146	80,116	(1,030)
Ultra 10-Year U.S. Treasury Note	244	Jun-2019	31,659	31,587	(72)

			$163,088	$162,404	$(684)

Percentages are based on Net Assets of $1,621,488 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $108,448 ($ Thousands), representing 6.7% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(D)	Security is in default on interest payment.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	263

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Fund (Continued)

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,024,522	$–	$1,024,522
U.S. Treasury Obligations	30,183	416,673	–	446,856
Municipal Bonds	–	67,639	–	67,639
U.S. Government Agency Obligations	–	31,681	–	31,681
Mortgage-Backed Securities	–	16,286	–	16,286
Sovereign Debt	–	8,373	–	8,373
Global Bond	–	268	–	268
Asset-Backed Securities	–	197	–	197
Cash Equivalent	92,127	–	–	92,127

Total Investments in Securities	$122,310	$1,565,639	$–	$1,687,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$544	$—	$—	$544
Unrealized Depreciation	(1,228)	—	—	(1,228)

Total Other Financial Instruments	$(684)	$—	$—	$(684)

*	Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2019 ($ Thousands).

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, CI F	$26,628	$726,234	$(660,735)	$92,127	$310

264	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 87.9%

Communication Services — 5.5%
21st Century Fox America
6.750%, 01/09/2038	$525	$693
4.750%, 09/15/2044	475	513
America Movil
6.125%, 03/30/2040	7,810	9,433
AT&T
8.000%, 11/15/2031	1,391	1,803
6.350%, 03/15/2040	3,070	3,384
4.800%, 06/15/2044	979	919
4.500%, 05/15/2035	3,024	2,848
4.500%, 03/09/2048	2,935	2,609
4.350%, 06/15/2045	3,379	2,943
Baidu
4.875%, 11/14/2028	1,010	1,055
CBS
5.900%, 10/15/2040	40	42
Charter Communications Operating LLC
6.834%, 10/23/2055	580	625
6.484%, 10/23/2045	1,910	2,054
6.384%, 10/23/2035	790	846
Comcast
6.550%, 07/01/2039	290	362
6.500%, 11/15/2035	2,096	2,568
6.400%, 05/15/2038	2,837	3,475
6.400%, 03/01/2040	735	903
5.650%, 06/15/2035	4,600	5,217
4.950%, 10/15/2058	29,897	31,479
4.750%, 03/01/2044	2,900	3,010
4.700%, 10/15/2048	6,465	6,726
4.650%, 07/15/2042	2,950	2,995
4.600%, 10/15/2038	8,155	8,416
4.600%, 08/15/2045	6,340	6,400
4.500%, 01/15/2043	6,380	6,430
4.400%, 08/15/2035	1,320	1,323
4.250%, 01/15/2033	5,330	5,452
4.200%, 08/15/2034	18,390	18,509
4.049%, 11/01/2052	16,243	15,023
4.000%, 03/01/2048	1,180	1,103
3.999%, 11/01/2049	2,259	2,101
3.969%, 11/01/2047	3,765	3,488
3.900%, 03/01/2038	4,010	3,769
3.400%, 07/15/2046	13,329	11,219
3.200%, 07/15/2036	1,000	875
Cox Communications
4.700%, 12/15/2042 (A)	880	767
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,123
Discovery Communications LLC
6.350%, 06/01/2040	2	2
Fox
5.576%, 01/25/2049 (A)	775	817

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.476%, 01/25/2039 (A)	$1,607	$1,691
NBCUniversal Media LLC
5.950%, 04/01/2041	3,575	4,207
4.450%, 01/15/2043	2,575	2,552
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	2,100	2,116
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,325	1,232
3.595%, 01/19/2028 (A)	1,455	1,409
Time Warner
4.650%, 06/01/2044	1,100	1,004
Verizon Communications
6.400%, 09/15/2033	1,335	1,593
5.250%, 03/16/2037	1,230	1,339
5.012%, 08/21/2054	3,706	3,801
Viacom
5.250%, 04/01/2044	190	184
4.850%, 12/15/2034	300	278
Vodafone Group
5.250%, 05/30/2048	1,625	1,549
Walt Disney
4.125%, 12/01/2041	2,150	2,167
Walt Disney MTN
4.125%, 06/01/2044	1,104	1,119
		201,560

Consumer Discretionary — 3.1%
Alibaba Group Holding
4.400%, 12/06/2057	1,750	1,669
4.000%, 12/06/2037	1,130	1,064
Alibaba Group Holding Ltd
4.200%, 12/06/2047	5,570	5,252
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	814
Amazon.com
4.250%, 08/22/2057	1,240	1,257
4.050%, 08/22/2047	15,459	15,485
3.875%, 08/22/2037	8,187	8,160
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	6,015	5,770
General Motors
5.950%, 04/01/2049	1,790	1,703
5.150%, 04/01/2038	285	256
Grupo Televisa
6.625%, 01/15/2040	20	22
Home Depot
5.950%, 04/01/2041	1,980	2,451
5.875%, 12/16/2036	2,383	2,893
4.875%, 02/15/2044	105	116
4.500%, 12/06/2048	7,510	7,943
4.400%, 03/15/2045	4,515	4,680
4.250%, 04/01/2046	10,431	10,617

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	265

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2043	$3,690	$3,718
3.900%, 06/15/2047	12,135	11,709
Kohl’s
5.550%, 07/17/2045	1,309	1,182
Lowe’s
4.050%, 05/03/2047	4,671	4,172
3.700%, 04/15/2046	1,285	1,088
McDonald’s MTN
4.450%, 09/01/2048	825	803
NIKE
3.625%, 05/01/2043	1,545	1,472
QVC
5.950%, 03/15/2043	2,590	2,323
5.450%, 08/15/2034	495	455
Target
7.000%, 01/15/2038	440	588
6.500%, 10/15/2037	2,601	3,360
4.000%, 07/01/2042	6,986	6,772
Time Warner Cable
5.875%, 11/15/2040	160	158
Time Warner Cable LLC
4.500%, 09/15/2042	1,000	840
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,052
Volkswagen Group of America Finance LLC
4.750%, 11/13/2028 (A)	1,190	1,182
		112,026

Consumer Staples — 8.3%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	2,773
Aetna
4.125%, 11/15/2042	3,350	2,917
3.875%, 08/15/2047	1,000	826
Altria Group
10.200%, 02/06/2039	2,501	3,488
9.950%, 11/10/2038	1,665	2,279
5.950%, 02/14/2049	2,595	2,592
5.800%, 02/14/2039	2,225	2,215
4.250%, 08/09/2042	420	339
3.875%, 09/16/2046	1,300	982
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	6,260	8,410
8.000%, 11/15/2039	3,076	4,017
4.600%, 04/15/2048	1,717	1,581
4.375%, 04/15/2038	4,365	4,001
3.750%, 07/15/2042	670	554
Anheuser-Busch LLC
4.900%, 02/01/2046 (A)	18,143	17,407
4.700%, 02/01/2036 (A)	3,985	3,847
Archer-Daniels-Midland
4.500%, 03/15/2049	2,606	2,747

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baptist Health South Florida
4.342%, 11/15/2041	$610	$598
BAT Capital
4.540%, 08/15/2047	2,505	2,022
4.390%, 08/15/2037	8,645	7,165
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	2,460	2,241
4.700%, 07/15/2064 (A)	3,530	2,781
4.625%, 06/25/2038 (A)	2,770	2,533
4.400%, 07/15/2044 (A)	995	840
3.950%, 04/15/2045 (A)	1,275	1,006
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,144
Boston University
4.061%, 10/01/2048	1,800	1,833
Bowdoin College
4.693%, 07/01/2112	1,531	1,524
Clorox
3.100%, 10/01/2027	2,375	2,286
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,349
Conagra Brands
5.400%, 11/01/2048	510	478
Constellation Brands
5.250%, 11/15/2048	535	542
4.650%, 11/15/2028	585	601
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	9,225	8,968
Diageo Capital
5.875%, 09/30/2036	485	585
3.875%, 04/29/2043	4,225	4,106
Duke University Health System
3.920%, 06/01/2047	3,625	3,540
Ford Foundation
3.859%, 06/01/2047	2,500	2,415
General Mills
4.700%, 04/17/2048	510	476
Georgetown University
5.215%, 10/01/2118	4,308	4,540
4.315%, 04/01/2049	2,190	2,267
Heineken
4.350%, 03/29/2047 (A)	700	664
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,310	2,283
Johns Hopkins Health System
3.837%, 05/15/2046	640	613
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,954
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,325	5,375
Kimberly-Clark
5.300%, 03/01/2041	555	646

266	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 05/04/2047	$4,275	$4,218
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,890	2,107
6.750%, 03/15/2032	575	642
4.375%, 06/01/2046	1,060	879
Kroger
5.400%, 01/15/2049	4,505	4,440
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,404
3.959%, 07/01/2038	1,927	1,989
Nestle Holdings
4.000%, 09/24/2048 (A)	6,445	6,387
3.900%, 09/24/2038 (A)	7,030	6,993
New York and Presbyterian Hospital
4.063%, 08/01/2056	2,200	2,154
Northwell Healthcare
4.260%, 11/01/2047	790	757
Northwestern University
3.688%, 12/01/2038	2,070	2,012
Novartis Capital
4.000%, 11/20/2045	3,935	3,941
NYU Langone Hospitals
5.750%, 07/01/2043	2,040	2,479
4.368%, 07/01/2047	1,950	1,961
Partners Healthcare System
3.765%, 07/01/2048	1,000	918
PepsiCo
4.600%, 07/17/2045	3,965	4,314
4.250%, 10/22/2044	1,000	1,030
4.000%, 05/02/2047	4,109	4,083
3.450%, 10/06/2046	15,850	14,495
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	3,035	3,566
4.875%, 11/15/2043	3,595	3,549
4.500%, 03/20/2042	7,145	6,735
4.375%, 11/15/2041	1,750	1,621
4.250%, 11/10/2044	500	458
4.125%, 03/04/2043	8,545	7,664
3.875%, 08/21/2042	2,765	2,405
President & Fellows of Harvard College
3.619%, 10/01/2037	400	395
Princeton University
5.700%, 03/01/2039	1,399	1,760
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,509
Reynolds American
8.125%, 05/01/2040	2,010	2,352
5.850%, 08/15/2045	1,515	1,443
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Stanford Health Care
3.795%, 11/15/2048	$9,287	$8,901
Sysco
4.450%, 03/15/2048	960	932
Tyson Foods
5.100%, 09/28/2048	1,230	1,192
University of Chicago
4.411%, 10/01/2044	715	711
4.003%, 10/01/2053	2,475	2,446
University of Southern California
3.841%, 10/01/2047	1,580	1,567
3.028%, 10/01/2039	2,300	2,096
Walmart
4.050%, 06/29/2048	29,893	30,153
4.000%, 04/11/2043	5,690	5,664
3.950%, 06/28/2038	5,975	5,990
3.625%, 12/15/2047	6,935	6,495
		303,751

Energy — 5.8%
Anadarko Petroleum
4.974%, 10/10/2036 (B)	15,000	6,415
Apache
6.000%, 01/15/2037	1,700	1,762
Baker Hughes a GE LLC
4.080%, 12/15/2047	3,320	2,929
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,328
BP Capital Markets
3.279%, 09/19/2027	4,090	4,015
BP Capital Markets America
4.234%, 11/06/2028	4,200	4,418
3.937%, 09/21/2028	3,075	3,168
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,420
Cenovus Energy
6.750%, 11/15/2039	1,295	1,368
Chevron
2.954%, 05/16/2026	2,430	2,390
Colonial Pipeline
4.250%, 04/15/2048 (A)	3,050	2,933
Conoco Funding
6.950%, 04/15/2029	2,593	3,294
ConocoPhillips
6.500%, 02/01/2039	10,162	13,289
5.900%, 05/15/2038	2,400	2,913
4.300%, 11/15/2044	7,490	7,693
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	360	434
Devon Financing
7.875%, 09/30/2031	1,315	1,680

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	267

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Energy Transfer Operating
8.250%, 11/15/2029	$95	$115
6.250%, 04/15/2049	3,162	3,393
6.050%, 06/01/2041	1,460	1,487
5.300%, 04/15/2047	160	151
4.900%, 03/15/2035	82	76
Eni
5.700%, 10/01/2040 (A)	2,620	2,696
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,679
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,280	1,465
EOG Resources
3.900%, 04/01/2035	3,698	3,611
Equinor
6.500%, 12/01/2028 (A)	2,305	2,837
5.100%, 08/17/2040	1,415	1,608
4.800%, 11/08/2043	2,284	2,527
3.950%, 05/15/2043	1,430	1,410
Exxon Mobil
3.567%, 03/06/2045	10,995	10,516
Hess
6.000%, 01/15/2040	560	562
Kinder Morgan
5.300%, 12/01/2034	500	516
Marathon Petroleum
5.000%, 09/15/2054	1,030	953
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	4,599
MPLX
5.500%, 02/15/2049	3,635	3,716
5.200%, 03/01/2047	725	707
4.700%, 04/15/2048	3,240	2,971
4.500%, 04/15/2038	475	437
Noble Energy
6.000%, 03/01/2041	360	374
Northern Natural Gas
4.300%, 01/15/2049 (A)	465	448
Occidental Petroleum
4.200%, 03/15/2048	9,990	10,010
4.100%, 02/15/2047	1,815	1,776
Petroleos Mexicanos MTN
6.750%, 09/21/2047	2,215	1,925
Shell International Finance BV
6.375%, 12/15/2038	6,081	7,946
5.500%, 03/25/2040	2,500	2,989
4.550%, 08/12/2043	5,145	5,507
4.375%, 05/11/2045	6,475	6,810
4.125%, 05/11/2035	6,131	6,328
4.000%, 05/10/2046	7,180	7,172
3.750%, 09/12/2046	8,599	8,204
3.625%, 08/21/2042	285	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern Natural Gas
7.350%, 02/15/2031	$1,615	$1,928
Suncor Energy
5.950%, 12/01/2034	3,570	4,061
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	505	485
TC PipeLines
4.375%, 03/13/2025	1,300	1,313
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	2,757
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,246
6.200%, 10/15/2037	525	603
6.100%, 06/01/2040	1,135	1,315
5.000%, 10/16/2043	1,275	1,287
4.875%, 05/15/2048	5,585	5,625
4.750%, 05/15/2038	1,600	1,616
4.625%, 03/01/2034	10,668	10,859
Williams Partners
6.300%, 04/15/2040	50	56
5.800%, 11/15/2043	220	234
5.400%, 03/04/2044	1,000	1,012
		211,635

Financials — 20.1%
Aflac
4.750%, 01/15/2049	3,540	3,739
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,793
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,560	7,149
Allstate
4.200%, 12/15/2046	2,010	2,000
Apollo Management Holdings
5.000%, 03/15/2048 (A)	3,065	2,831
4.872%, 02/15/2029 (A)	1,895	1,894
Banco Santander
3.800%, 02/23/2028	470	441
Bank of America
7.750%, 05/14/2038	1,275	1,719
6.110%, 01/29/2037	3,965	4,578
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10,910	10,256
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	217	209
Bank of America MTN
5.875%, 02/07/2042	12,048	14,652
5.000%, 01/21/2044	2,250	2,459
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	5,255	5,397
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	4,150	4,126

268	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	$10,670	$10,712
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	3,600	3,610
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	11,280	11,041
3.248%, 10/21/2027	2,640	2,529
Bank of America NA
6.000%, 10/15/2036	2,585	3,096
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	51
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	2,205	2,235
Berkshire Hathaway
4.500%, 02/11/2043	2,860	3,026
3.400%, 01/31/2022	56	57
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	3,723
4.400%, 05/15/2042	4,350	4,510
4.300%, 05/15/2043	2,420	2,472
4.250%, 01/15/2049	2,975	3,014
4.200%, 08/15/2048	5,670	5,700
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	1,313	1,477
5.000%, 06/15/2044 (A)	3,450	3,461
4.450%, 07/15/2045 (A)	700	648
BNP Paribas
4.400%, 08/14/2028 (A)	640	644
Brighthouse Financial
4.700%, 06/22/2047	1,205	953
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,243	4,078
Chubb
6.500%, 05/15/2038	1,110	1,441
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,327
4.350%, 11/03/2045	6,695	7,010
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,041
6.125%, 11/01/2034	3,553	4,191
Citigroup
8.125%, 07/15/2039	4,108	5,961
6.125%, 08/25/2036	690	785
4.650%, 07/30/2045	1,539	1,599
4.650%, 07/23/2048	1,465	1,528
4.450%, 09/29/2027	3,440	3,454
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,601	2,589
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	5,080	4,968

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	$7,390	$7,166
Citigroup Capital III
7.625%, 12/01/2036	890	1,108
CME Group
4.150%, 06/15/2048	11,644	11,858
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,312
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	132
Credit Suisse Group
4.282%, 01/09/2028 (A)	1,685	1,679
DaimlerChrysler
8.500%, 01/18/2031	150	205
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	922
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,970	3,993
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,000	960
Fifth Third Bancorp
8.250%, 03/01/2038	1,795	2,472
First Union Capital II
7.950%, 11/15/2029	695	880
FMR
5.150%, 02/01/2043 (A)	260	282
4.950%, 02/01/2033 (A)	250	276
Goldman Sachs Group
6.750%, 10/01/2037	4,330	5,148
6.250%, 02/01/2041	9,616	11,578
4.750%, 10/21/2045	3,265	3,305
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	8,160	7,893
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	4,085	4,098
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	5,680	5,245
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	3,205	3,116
3.750%, 05/22/2025	2,250	2,240
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	3,895	3,774
Goldman Sachs Group MTN
4.800%, 07/08/2044	13,838	14,048
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	2,798
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,463
7.000%, 01/15/2039	3,680	4,754
5.875%, 11/01/2034	9,335	10,831

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	269

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings
6.800%, 06/01/2038	$6,819	$8,424
6.500%, 09/15/2037	6,970	8,325
5.250%, 03/14/2044	10,930	11,536
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	9,360	9,597
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,495	4,441
Intercontinental Exchange
4.250%, 09/21/2048	7,297	7,380
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,462
6.400%, 05/15/2038	11,845	14,880
5.600%, 07/15/2041	6,665	7,793
5.500%, 10/15/2040	9,070	10,451
5.400%, 01/06/2042	8,140	9,256
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	4,175	4,372
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	89
4.250%, 10/15/2020	300	306
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	6,085	5,798
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	6,845	6,428
3.900%, 07/15/2025	500	512
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	11,720	10,905
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	18,405	17,451
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	780	779
3.625%, 12/01/2027	1,275	1,234
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,230	1,209
3.200%, 01/25/2023	200	200
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,302
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,412	4,347
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,495	1,401
Macquarie Group
6.250%, 01/14/2021 (A)	40	42
Marsh & McLennan
4.900%, 03/15/2049	5,157	5,407
4.200%, 03/01/2048	1,585	1,509
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	920
4.900%, 04/01/2077 (A)	530	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MetLife
10.750%, 08/01/2039	$185	$276
6.500%, 12/15/2032	170	216
5.875%, 02/06/2041	1,675	2,007
5.700%, 06/15/2035	10,789	12,566
4.875%, 11/13/2043	4,465	4,760
4.721%, 12/15/2044	4,525	4,740
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	268
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	1,630	1,629
Moody’s
4.875%, 12/17/2048	2,745	2,816
Morgan Stanley
7.250%, 04/01/2032	155	201
4.375%, 01/22/2047	3,380	3,359
Morgan Stanley MTN
6.375%, 07/24/2042	7,840	9,849
6.250%, 08/09/2026	4,458	5,073
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	3,755	3,881
4.300%, 01/27/2045	13,310	13,066
4.179%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,509
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	9,925	9,446
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,695	1,668
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	280	272
3.125%, 07/27/2026	3,455	3,303
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	588
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,795	2,873
4.300%, 03/15/2049	5,793	5,905
4.023%, 11/01/2032	502	518
3.400%, 02/07/2028	3,000	2,968
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	1,922
4.950%, 04/22/2044 (A)	700	714
New York Life Insurance
6.750%, 11/15/2039 (A)	4,015	5,326
5.875%, 05/15/2033 (A)	4,447	5,375
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,255
3.850%, 09/30/2047 (A)	5,894	5,445
Nuveen LLC
4.000%, 11/01/2028 (A)	4,070	4,235

270	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (A)	$995	$1,016
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,293
PNC Bank
4.050%, 07/26/2028	4,380	4,511
3.800%, 07/25/2023	450	457
PNC Financial Services Group
6.700%, 06/10/2019	100	101
Prudential Financial
3.935%, 12/07/2049	6,412	5,975
3.905%, 12/07/2047	2,135	1,970
Prudential Financial MTN
6.625%, 06/21/2040	285	360
5.700%, 12/14/2036	6,654	7,679
4.350%, 02/25/2050	4,280	4,232
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,231
Raymond James Financial
4.950%, 07/15/2046	1,250	1,252
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	2,189
State Street
4.141%, VAR ICE LIBOR USD 3 Month+1.030%, 12/03/2029	1,660	1,753
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	4,584
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,332	1,755
4.900%, 09/15/2044 (A)	2,355	2,513
4.270%, 05/15/2047 (A)	6,803	6,668
Travelers
6.750%, 06/20/2036	3,148	4,124
5.350%, 11/01/2040	1,565	1,826
4.050%, 03/07/2048	1,800	1,771
4.000%, 05/30/2047	1,555	1,514
Travelers MTN
6.250%, 06/15/2037	4,767	6,017
UBS MTN
4.500%, 06/26/2048 (A)	2,915	3,149
US Bancorp MTN
4.125%, 05/24/2021	22	23
Validus Holdings
8.875%, 01/26/2040	2,155	3,131
Wachovia
7.500%, 04/15/2035	440	570
6.600%, 01/15/2038	5,585	7,060
5.850%, 02/01/2037	14,498	16,945

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WEA Finance LLC
4.625%, 09/20/2048 (A)	$2,000	$2,017
Wells Fargo
5.950%, 08/26/2036	7,070	8,226
5.606%, 01/15/2044	5,883	6,627
3.900%, 05/01/2045	9,649	9,266
3.000%, 04/22/2026	1,410	1,351
Wells Fargo MTN
4.900%, 11/17/2045	3,665	3,760
4.750%, 12/07/2046	9,386	9,472
4.650%, 11/04/2044	4,260	4,240
4.400%, 06/14/2046	5,615	5,398
4.300%, 07/22/2027	1,207	1,229
4.150%, 01/24/2029	8,090	8,275
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	11,051	10,921

		734,484

Health Care — 10.3%
AbbVie
4.875%, 11/14/2048	1,285	1,207
4.450%, 05/14/2046	780	685
4.250%, 11/14/2028	1,745	1,727
Allergan Funding SCS
4.850%, 06/15/2044	625	578
Allina Health System
4.805%, 11/15/2045	1,616	1,652
Amgen
6.375%, 06/01/2037	720	845
4.400%, 05/01/2045	1,975	1,854
Anthem
4.650%, 08/15/2044	900	897
4.625%, 05/15/2042	300	299
4.550%, 03/01/2048	160	158
4.375%, 12/01/2047	4,025	3,840
Ascension Health
4.847%, 11/15/2053	520	581
3.945%, 11/15/2046	1,355	1,327
AstraZeneca
6.450%, 09/15/2037	5,195	6,332
4.375%, 11/16/2045	3,850	3,723
4.375%, 08/17/2048	740	716
4.000%, 01/17/2029	740	744
Barnabas Health
4.000%, 07/01/2028	2,240	2,260
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,385
Boston Scientific
4.700%, 03/01/2049	1,300	1,298
4.550%, 03/01/2039	920	913
Cardinal Health
4.368%, 06/15/2047	2,595	2,240

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	271

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Celgene
5.250%, 08/15/2043	$670	$675
4.625%, 05/15/2044	780	728
4.550%, 02/20/2048	3,880	3,592
Cigna
4.900%, 12/15/2048 (A)	7,546	7,464
4.800%, 08/15/2038 (A)	3,455	3,433
City of Hope
5.623%, 11/15/2043	850	1,001
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,948	2,011
Covidien International Finance
6.550%, 10/15/2037	2,150	2,804
CVS Health
5.050%, 03/25/2048	14,795	14,629
4.780%, 03/25/2038	4,565	4,430
Eli Lilly
4.150%, 03/15/2059	2,395	2,336
3.950%, 05/15/2047	5,397	5,313
3.950%, 03/15/2049	8,735	8,553
3.875%, 03/15/2039	7,096	6,997
3.100%, 05/15/2027	2,445	2,395
Gilead Sciences
4.800%, 04/01/2044	10,454	10,486
4.750%, 03/01/2046	9,555	9,586
4.600%, 09/01/2035	2,745	2,740
4.500%, 02/01/2045	11,395	10,992
4.150%, 03/01/2047	4,950	4,525
4.000%, 09/01/2036	880	820
2.950%, 03/01/2027	1,760	1,662
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,654	14,738
3.875%, 05/15/2028	1,580	1,625
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,333
Highmark
6.125%, 05/15/2041 (A)	550	595
4.750%, 05/15/2021 (A)	665	678
Humana
8.150%, 06/15/2038	1,510	2,038
4.950%, 10/01/2044	500	514
4.800%, 03/15/2047	310	316
4.625%, 12/01/2042	55	54
Johnson & Johnson
4.850%, 05/15/2041	5,652	6,383
4.500%, 12/05/2043	200	217
4.375%, 12/05/2033	7,440	7,980
3.625%, 03/03/2037	9,930	9,686
3.500%, 01/15/2048	750	702
3.400%, 01/15/2038	11,250	10,713
2.900%, 01/15/2028	2,575	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
6.500%, 03/15/2039	$1,615	$2,107
4.625%, 03/15/2044	6,416	7,060
4.625%, 03/15/2045	19,117	20,942
4.375%, 03/15/2035	9,623	10,142
Merck
5.750%, 11/15/2036	1,200	1,454
4.150%, 05/18/2043	2,675	2,735
3.700%, 02/10/2045	10,190	9,699
3.600%, 09/15/2042	2,840	2,673
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,670
NYU Langone Hospitals
4.428%, 07/01/2042	2,150	2,167
Pfizer
4.400%, 05/15/2044	5,495	5,772
4.300%, 06/15/2043	2,640	2,733
4.200%, 09/15/2048	2,465	2,538
4.100%, 09/15/2038	3,600	3,669
4.000%, 12/15/2036	9,776	9,868
Pharmacia
6.600%, 12/01/2028	1,145	1,408
Roche Holdings
4.000%, 11/28/2044 (A)	230	234
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,738
Stryker
4.625%, 03/15/2046	615	631
4.375%, 05/15/2044	790	779
4.100%, 04/01/2043	785	741
Sutter Health
2.286%, 08/15/2053	2,000	1,921
Trinity Health
4.125%, 12/01/2045	4,685	4,492
UnitedHealth Group
6.875%, 02/15/2038	3,981	5,313
6.625%, 11/15/2037	1,915	2,477
6.500%, 06/15/2037	3,575	4,554
5.950%, 02/15/2041	1,130	1,397
5.800%, 03/15/2036	325	392
5.700%, 10/15/2040	935	1,121
4.750%, 07/15/2045	9,085	9,878
4.625%, 07/15/2035	1,095	1,190
4.450%, 12/15/2048	6,545	6,826
4.375%, 03/15/2042	30	31
4.250%, 03/15/2043	886	902
4.250%, 04/15/2047	2,530	2,559
4.250%, 06/15/2048	2,790	2,820
4.200%, 01/15/2047	5,927	5,946
3.950%, 10/15/2042	1,065	1,040
3.850%, 06/15/2028	2,425	2,488
3.750%, 10/15/2047	870	817

272	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wyeth LLC
6.500%, 02/01/2034	$3,140	$4,062
5.950%, 04/01/2037	16,763	20,691
		377,182

Industrials — 6.0%
3M MTN
3.625%, 10/15/2047	1,200	1,121
3.125%, 09/19/2046	2,110	1,816
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	411	414
Airbus
3.950%, 04/10/2047 (A)	2,500	2,453
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	4,031	3,849
Boeing
3.850%, 11/01/2048	6,533	6,390
3.625%, 03/01/2048	2,500	2,359
3.550%, 03/01/2038	340	325
3.375%, 06/15/2046	2,400	2,167
3.300%, 03/01/2035	5,255	4,867
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,580	1,790
4.900%, 04/01/2044	10,155	11,187
4.550%, 09/01/2044	5,070	5,324
4.450%, 03/15/2043	560	583
4.400%, 03/15/2042	2,825	2,923
4.150%, 04/01/2045	8,850	8,879
4.150%, 12/15/2048	620	625
4.125%, 06/15/2047	3,815	3,788
4.050%, 06/15/2048	11,325	11,129
Canadian National Railway
6.200%, 06/01/2036	8,120	10,063
4.500%, 11/07/2043	3,800	3,964
4.450%, 01/20/2049	5,460	5,950
3.650%, 02/03/2048	2,000	1,921
3.200%, 08/02/2046	3,750	3,298
Caterpillar
5.200%, 05/27/2041	395	450
4.750%, 05/15/2064	4,735	4,972
3.803%, 08/15/2042	5,890	5,656
Cie de Chemin de Fer Canadien Pacifique
6.125%, 09/15/2115	3,030	3,523
Crane
4.200%, 03/15/2048	775	701
Deere
3.900%, 06/09/2042	4,030	4,015
FedEx
4.950%, 10/17/2048	3,978	3,947

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited
4.418%, 11/15/2035	$13,591	$12,272
General Electric MTN
5.875%, 01/14/2038	10,637	11,168
Honeywell International
3.812%, 11/21/2047	1,085	1,053
Lockheed Martin
4.700%, 05/15/2046	1,000	1,071
Norfolk Southern
5.100%, 08/01/2118	1,900	1,902
4.050%, 08/15/2052	4,868	4,506
Parker-Hannifin
4.100%, 03/01/2047	4,579	4,475
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,791
Raytheon
4.700%, 12/15/2041	560	618
Rockwell Automation
4.200%, 03/01/2049	2,500	2,511
Siemens Financieringsmaatschappij
3.300%, 09/15/2046 (A)	5,755	5,051
Snap-on
4.100%, 03/01/2048	2,845	2,834
Stanley Black & Decker
5.200%, 09/01/2040	280	300
TTX
4.600%, 02/01/2049 (A)	3,542	3,641
Union Pacific
4.800%, 09/10/2058	2,089	2,151
4.750%, 09/15/2041	2,829	2,899
4.500%, 09/10/2048	1,000	1,004
3.875%, 02/01/2055	730	629
3.799%, 10/01/2051	1,955	1,731
United Airlines Pass-Through Trust, Ser 2019- 1, Cl A
4.550%, 08/25/2031	7,502	7,604
United Airlines Pass-Through Trust, Ser 2019- 1, Cl AA
4.150%, 08/25/2031	1,495	1,520
United Parcel Service 8.375%,
7.620%, 04/01/2020, 04/01/2030 (C) (C)	710	940
6.200%, 01/15/2038	3,152	3,921
3.750%, 11/15/2047	2,715	2,509
3.625%, 10/01/2042	1,480	1,344
3.400%, 11/15/2046	3,925	3,420
United Technologies
6.125%, 07/15/2038	2,033	2,389
4.625%, 11/16/2048	1,225	1,234
4.500%, 06/01/2042	4,715	4,660
4.150%, 05/15/2045	1,750	1,635
3.750%, 11/01/2046	1,105	971

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	273

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	$1,638	$1,748
WW Grainger
4.600%, 06/15/2045	1,328	1,368
4.200%, 05/15/2047	3,729	3,604
		220,923

Information Technology — 10.3%
Apple
4.650%, 02/23/2046	13,455	14,504
4.450%, 05/06/2044	780	818
4.375%, 05/13/2045	14,845	15,389
3.850%, 05/04/2043	3,065	2,967
3.850%, 08/04/2046	20,287	19,528
3.750%, 09/12/2047	7,610	7,164
3.750%, 11/13/2047	2,000	1,891
3.450%, 02/09/2045	9,840	8,879
2.900%, 09/12/2027	2,080	2,009
Applied Materials
4.350%, 04/01/2047	4,496	4,506
Cisco Systems
5.900%, 02/15/2039	9,028	11,531
5.500%, 01/15/2040	6,475	7,919
Dell International LLC
8.350%, 07/15/2046 (A)	4,070	4,762
8.100%, 07/15/2036 (A)	2,830	3,202
Hewlett Packard Enterprise
6.200%, 10/15/2035	1,505	1,549
Intel
4.100%, 05/19/2046	2,234	2,234
4.100%, 05/11/2047	5,020	5,055
4.000%, 12/15/2032	160	170
3.734%, 12/08/2047	19,067	18,143
International Business Machines
5.600%, 11/30/2039	2,095	2,419
Lam Research
4.875%, 03/15/2049	1,835	1,842
Microsoft
5.300%, 02/08/2041	475	569
4.450%, 11/03/2045	1,315	1,432
4.250%, 02/06/2047	2,100	2,228
4.100%, 02/06/2037	19,099	19,976
4.000%, 02/12/2055	15,538	15,405
3.750%, 02/12/2045	19,860	19,484
3.700%, 08/08/2046	43,123	42,085
3.500%, 02/12/2035	2,220	2,171
3.450%, 08/08/2036	10,295	9,992
2.400%, 08/08/2026	1,255	1,192
Oracle
6.500%, 04/15/2038	7,067	9,047
4.375%, 05/15/2055	3,515	3,504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 07/08/2034	$15,655	$16,275
4.125%, 05/15/2045	13,105	12,725
4.000%, 07/15/2046	22,889	21,891
4.000%, 11/15/2047	8,330	7,933
3.800%, 11/15/2037	13,250	12,705
2.650%, 07/15/2026	4,680	4,446
QUALCOMM
4.800%, 05/20/2045	1,885	1,815
4.650%, 05/20/2035	3,305	3,232
4.300%, 05/20/2047	7,063	6,336
Texas Instruments
4.150%, 05/15/2048	10,572	10,780
Visa
4.300%, 12/14/2045	5,335	5,598
4.150%, 12/14/2035	4,385	4,590
3.650%, 09/15/2047	1,530	1,454
3.150%, 12/14/2025	1,005	1,007

		374,353

Materials — 1.4%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,650
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,634
5.000%, 09/30/2043	8,305	9,484
Braskem America Finance
7.125%, 07/22/2041 (A)	1,020	1,193
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,485	1,459
Dow Chemical
5.550%, 11/30/2048 (A)	2,934	3,087
DowDuPont
5.419%, 11/15/2048	1,560	1,665
5.319%, 11/15/2038	2,760	2,921
Ecolab
5.500%, 12/08/2041	3,257	3,753
Georgia-Pacific LLC
8.875%, 05/15/2031	1,735	2,533
7.250%, 06/01/2028	330	413
International Flavors & Fragrances
5.000%, 09/26/2048	765	759
International Paper
8.700%, 06/15/2038	1,000	1,334
Nacional del Cobre de Chile
4.500%, 08/01/2047 (A)	2,215	2,219
Rio Tinto Alcan
7.250%, 03/15/2031	1,790	2,311
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	4,646
4.125%, 08/21/2042	6,805	6,841

274	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vale Overseas
6.875%, 11/10/2039	$2,180	$2,390
		50,292

Real Estate — 1.3%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,034	3,011
AvalonBay Communities MTN
4.150%, 07/01/2047	3,975	3,896
Crown Castle International
4.750%, 05/15/2047	255	241
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,071
ERP Operating
4.625%, 12/15/2021	33	34
4.500%, 07/01/2044	3,705	3,826
4.500%, 06/01/2045	1,450	1,500
4.000%, 08/01/2047	1,525	1,443
Essex Portfolio
4.500%, 03/15/2048	862	843
GLP Capital
5.300%, 01/15/2029	1,070	1,085
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,936
Prologis
4.375%, 09/15/2048	1,905	1,956
Realty Income
4.650%, 03/15/2047	4,655	4,859
Simon Property Group
6.750%, 02/01/2040	4,465	5,814
4.750%, 03/15/2042	4,885	5,192
4.375%, 03/01/2021	40	41
4.250%, 11/30/2046	2,000	1,990
3.300%, 01/15/2026	520	511
Ventas Realty
5.700%, 09/30/2043	2,530	2,801
4.875%, 04/15/2049	245	244
Welltower
5.125%, 03/15/2043	1,085	1,087
4.950%, 09/01/2048	1,000	1,016
		47,397

Utilities — 15.8%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	5,518
Alabama Power
5.200%, 06/01/2041	155	169
4.300%, 07/15/2048	2,300	2,306
4.150%, 08/15/2044	135	133
3.850%, 12/01/2042	7,967	7,462
Ameren Illinois
3.700%, 12/01/2047	6,230	5,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Water Capital
4.200%, 09/01/2048	$800	$793
3.750%, 09/01/2047	1,750	1,622
Appalachian Power
6.700%, 08/15/2037	50	60
5.800%, 10/01/2035	125	140
4.600%, 03/30/2021	70	72
Arizona Public Service
8.750%, 03/01/2019	455	455
5.050%, 09/01/2041	50	54
4.500%, 04/01/2042	12	12
4.350%, 11/15/2045	1,735	1,741
Atmos Energy
4.125%, 10/15/2044	4,005	3,933
4.125%, 03/15/2049	3,120	3,076
Avista
4.350%, 06/01/2048	1,945	1,970
Baltimore Gas & Electric
6.350%, 10/01/2036	125	155
5.200%, 06/15/2033	1,500	1,649
3.500%, 08/15/2046	4,230	3,770
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	2,724
5.150%, 11/15/2043	470	519
4.450%, 01/15/2049	4,010	4,035
3.800%, 07/15/2048	9,470	8,640
Black Hills
4.200%, 09/15/2046	1,100	1,012
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,470
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,004
CenterPoint Energy Houston Electric LLC
4.250%, 02/01/2049	2,260	2,326
3.950%, 03/01/2048	500	491
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,267
4.500%, 01/15/2021	40	41
Cleco Power
6.000%, 12/01/2040	1,150	1,292
Commonwealth Edison
4.700%, 01/15/2044	6,023	6,479
4.600%, 08/15/2043	2,070	2,198
4.000%, 03/01/2048	5,010	4,909
4.000%, 03/01/2049	1,425	1,390
3.750%, 08/15/2047	5,680	5,312
3.700%, 03/01/2045	9,730	9,065
Connecticut Light & Power
4.150%, 06/01/2045	3,940	4,022
4.000%, 04/01/2048	4,747	4,736
3.200%, 03/15/2027	780	760

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	275

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
6.750%, 04/01/2038	$1,915	$2,446
6.200%, 06/15/2036	65	79
5.700%, 06/15/2040	40	46
5.500%, 12/01/2039	75	85
4.650%, 12/01/2048	6,480	6,794
4.625%, 12/01/2054	2,685	2,690
4.500%, 05/15/2058	750	737
4.450%, 03/15/2044	650	661
4.000%, 11/15/2057	3,930	3,507
3.950%, 03/01/2043	5,840	5,522
3.875%, 06/15/2047	9,283	8,641
3.850%, 06/15/2046	4,817	4,478
Consumers Energy
4.350%, 04/15/2049	4,833	5,118
Dominion Energy
5.250%, 08/01/2033	20	22
DTE Electric
3.950%, 06/15/2042	80	77
3.900%, 06/01/2021	30	30
3.700%, 03/15/2045	7,540	7,103
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	138
6.100%, 06/01/2037	2,010	2,454
6.050%, 04/15/2038	2,035	2,518
6.000%, 01/15/2038	4,366	5,331
5.300%, 02/15/2040	7,605	8,799
4.250%, 12/15/2041	2,400	2,443
4.000%, 09/30/2042	13,590	13,349
3.900%, 06/15/2021	50	51
3.875%, 03/15/2046	5,590	5,368
3.750%, 06/01/2045	500	471
3.700%, 12/01/2047	3,360	3,129
3.550%, 09/15/2021	17	17
Duke Energy Florida LLC
6.400%, 06/15/2038	3,015	3,877
4.200%, 07/15/2048	1,030	1,035
3.400%, 10/01/2046	1,315	1,164
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,178
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,379
6.350%, 08/15/2038	2,950	3,778
4.900%, 07/15/2043	925	1,019
3.750%, 05/15/2046	1,750	1,640
Duke Energy Ohio
4.300%, 02/01/2049	1,980	2,016
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,972
4.200%, 08/15/2045	4,455	4,484
4.150%, 12/01/2044	1,250	1,246
4.100%, 05/15/2042	530	526

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 10/15/2046	$650	$609
3.600%, 09/15/2047	850	780
Electricite de France
6.000%, 01/22/2114 (A)	6,368	6,432
5.000%, 09/21/2048 (A)	2,415	2,376
4.950%, 10/13/2045 (A)	1,980	1,929
4.875%, 09/21/2038 (A)	2,500	2,462
4.750%, 10/13/2035 (A)	1,505	1,450
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,079
Enel Finance International
4.750%, 05/25/2047 (A)	615	546
Entergy Louisiana LLC
4.440%, 01/15/2026	1,400	1,435
4.200%, 09/01/2048	2,440	2,447
4.000%, 03/15/2033	1,745	1,772
3.250%, 04/01/2028	3,220	3,124
Entergy Mississippi LLC
2.850%, 06/01/2028	4,050	3,801
Exelon
4.950%, 06/15/2035	1,675	1,720
FirstEnergy
4.850%, 07/15/2047	35	36
Florida Power & Light
5.960%, 04/01/2039	2,470	3,100
5.690%, 03/01/2040	5,728	7,032
5.650%, 02/01/2037	1,000	1,197
4.050%, 06/01/2042	3,460	3,476
4.050%, 10/01/2044	2,715	2,733
3.990%, 03/01/2049	1,455	1,446
3.950%, 03/01/2048	4,225	4,196
3.800%, 12/15/2042	3,935	3,797
Georgia Power
4.300%, 03/15/2042	6,235	5,867
4.300%, 03/15/2043	2,945	2,698
Gulf Power
4.550%, 10/01/2044	700	710
Indiana Michigan Power
4.550%, 03/15/2046	780	799
4.250%, 08/15/2048	1,290	1,280
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	3,845	4,015
4.650%, 06/01/2043 (A)	4,065	4,133
International Transmission
4.625%, 08/15/2043	2,525	2,558
Jersey Central Power & Light
6.150%, 06/01/2037	775	887
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,523	7,020
Kansas City Power & Light
4.200%, 06/15/2047	500	482
4.200%, 03/15/2048	1,000	975

276	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kentucky Utilities
5.125%, 11/01/2040	$2,375	$2,700
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,479
Louisville Gas & Electric
4.650%, 11/15/2043	3,140	3,264
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,717
4.400%, 10/15/2044	7,655	8,013
4.250%, 05/01/2046	2,775	2,829
4.250%, 07/15/2049	1,500	1,532
3.950%, 08/01/2047	2,005	1,963
3.650%, 08/01/2048	4,045	3,760
MidAmerican Energy MTN
5.800%, 10/15/2036	635	758
5.750%, 11/01/2035	640	751
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	934
Nevada Power
6.650%, 04/01/2036	100	126
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,327
4.119%, 11/28/2042 (A)	2,000	1,906
NiSource
5.950%, 06/15/2041	220	248
5.800%, 02/01/2042	900	991
4.375%, 05/15/2047	2,440	2,361
Northern States Power
6.250%, 06/01/2036	1,176	1,475
6.200%, 07/01/2037	7,650	9,662
3.600%, 05/15/2046	500	467
3.400%, 08/15/2042	464	424
Oglethorpe Power
5.375%, 11/01/2040	2,535	2,723
5.250%, 09/01/2050	755	790
4.250%, 04/01/2046	1,615	1,462
4.200%, 12/01/2042	3,465	3,103
Ohio Edison
8.250%, 10/15/2038	655	929
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,398
Oncor Electric Delivery LLC
5.750%, 03/15/2029	85	100
5.300%, 06/01/2042	1,440	1,676
5.250%, 09/30/2040	4,606	5,316
4.550%, 12/01/2041	4,675	5,023
4.100%, 11/15/2048	1,500	1,521
PacifiCorp
6.250%, 10/15/2037	4,315	5,352
6.000%, 01/15/2039	4,915	5,984
4.100%, 02/01/2042	2,705	2,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PECO Energy
4.800%, 10/15/2043	$1,505	$1,608
3.700%, 09/15/2047	290	268
Pennsylvania Electric
6.150%, 10/01/2038	100	114
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,387
3.640%, 11/01/2046	1,300	1,141
Potomac Electric Power
4.950%, 11/15/2043	950	1,034
PPL Electric Utilities
4.750%, 07/15/2043	3,600	3,893
3.950%, 06/01/2047	3,715	3,642
Progress Energy
4.400%, 01/15/2021	25	26
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,187
4.000%, 06/01/2044	695	667
3.800%, 01/01/2043	2,000	1,918
3.800%, 03/01/2046	2,000	1,902
3.650%, 09/01/2042	1,765	1,656
3.600%, 12/01/2047	5,045	4,669
Public Service of Colorado
6.250%, 09/01/2037	1,815	2,296
4.300%, 03/15/2044	1,740	1,787
3.950%, 03/15/2043	5,415	5,094
2.900%, 05/15/2025	4,700	4,571
Public Service of Oklahoma
4.400%, 02/01/2021	27	28
Puget Sound Energy
5.795%, 03/15/2040	130	157
4.223%, 06/15/2048	2,470	2,510
San Diego Gas & Electric
6.000%, 06/01/2026	340	377
3.750%, 06/01/2047	2,380	2,139
Sempra Energy
4.000%, 02/01/2048	1,870	1,629
3.800%, 02/01/2038	990	870
South Carolina Electric & Gas
5.100%, 06/01/2065	1,795	1,954
4.350%, 02/01/2042	4,490	4,623
4.250%, 08/15/2028	800	853
Southern California Edison
5.950%, 02/01/2038	280	311
5.350%, 07/15/2035	2,240	2,306
4.650%, 10/01/2043	8,019	7,983
4.125%, 03/01/2048	6,655	6,134
4.050%, 03/15/2042	5,355	4,954
4.000%, 04/01/2047	5,389	4,867
3.650%, 03/01/2028	3,165	3,033
Southern California Gas
4.300%, 01/15/2049	1,485	1,505

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	277

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 06/01/2048	$4,025	$3,967
3.750%, 09/15/2042	2,955	2,733
Southern Gas Capital
5.875%, 03/15/2041	600	683
4.400%, 06/01/2043	665	640
3.950%, 10/01/2046	400	357
3.500%, 09/15/2021	68	68
Southwest Gas
3.800%, 09/29/2046	1,025	926
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,420
3.850%, 02/01/2048	2,505	2,246
Southwestern Public Service
4.500%, 08/15/2041	10,725	11,058
3.700%, 08/15/2047	5,160	4,757
Tampa Electric
4.350%, 05/15/2044	1,225	1,193
Tucson Electric Power
4.850%, 12/01/2048	3,920	4,158
Union Electric
8.450%, 03/15/2039	2,575	3,818
Virginia Electric & Power
8.875%, 11/15/2038	1,962	2,992
6.350%, 11/30/2037	920	1,138
4.650%, 08/15/2043	4,010	4,197
4.600%, 12/01/2048	3,310	3,454
4.450%, 02/15/2044	7,250	7,361
4.000%, 01/15/2043	300	285
4.000%, 11/15/2046	1,720	1,645
Wisconsin Electric Power
3.650%, 12/15/2042	3,930	3,556
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	313
3.050%, 10/15/2027	2,630	2,538
Wisconsin Public Service
4.752%, 11/01/2044	2,725	2,952
Xcel Energy
4.800%, 09/15/2041	1,067	1,087
		574,821

Total Corporate Obligations (Cost $3,254,234) ($ Thousands)		3,208,424

MUNICIPAL BONDS — 6.3%

Alabama — 0.0%
Alabama, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

California — 3.1%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$2,545	$3,474
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,334
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	2,740
7.600%, 11/01/2040	410	613
7.550%, 04/01/2039	10,640	15,627
7.500%, 04/01/2034	18,535	26,096
7.300%, 10/01/2039	12,750	17,868
California State, GO Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,103
East Bay Municipal Utility District, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,608
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	680	811
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,482
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	664
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,419
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,858
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,105
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	9,106
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,158
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	2,574
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,234
San Jose, Redevelopment Agency, Ser A-T, TA Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,195

278	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	$2,000	$2,348
University of California, RB
5.946%, 05/15/2045	3,000	3,704
5.770%, 05/15/2043	5,100	6,239
University of California, Ser AP, RB
3.931%, 05/15/2045	950	939
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	2,727
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	998
		112,024

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	563

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,234	2,488
6.637%, 04/01/2057	3,742	3,968
		6,456

Illinois — 0.1%
Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,850

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,477

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	5,085	6,117

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,002

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	$675	$640
		1,938

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,154
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	1,941
		6,095

New York — 1.0%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,476
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	282
4.458%, 10/01/2062	7,225	7,625
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	580
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	510
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	1,961
5.206%, 10/01/2031	750	846
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	983
5.882%, 06/15/2044	500	654
5.724%, 06/15/2042	3,720	4,731
5.440%, 06/15/2043	3,000	3,680
New York City, Ser B-3, GO Callable 10/01/2027 @ 100
3.050%, 10/01/2029	1,000	939
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	900	1,052
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,662
5.508%, 08/01/2037	1,890	2,213
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.267%, 05/01/2027	1,000	1,117

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	279

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 08/01/2028 @ 100
3.730%, 08/01/2029	$1,000	$1,003
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,280
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,277
		37,871

Ohio — 0.2%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,611
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,077
Ohio State, Hospital Facilities Revenue Authority, RB
3.700%, 01/01/2043	970	927
		7,615

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,885

Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,416
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,578
Houston, GO
3.961%, 03/01/2047	1,500	1,452
Houston, Utility System Revenue Authority, Ser B, RB
3.828%, 05/15/2028	1,250	1,284
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	1,861
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	4,779
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,367
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Transportation Commission Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	$5,025	$5,739
University of Texas, Build America Project, Ser B, RB Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	61
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,473
		31,655

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	517

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	4,495	5,278
5.040%, 08/01/2031	1,260	1,411
		6,689

Total Municipal Bonds (Cost $233,263) ($ Thousands)		228,785

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bills (B)
2.435%, 07/25/2019	1,460	1,446
2.422%, 07/18/2019	2,613	2,589
2.421%, 07/11/2019	2,135	2,116
2.379%, 03/28/2019	1,131	1,129
U.S. Treasury Bonds
3.375%, 11/15/2048	111,335	117,684
3.125%, 05/15/2048	19,655	19,788
3.000%, 08/15/2048	42,030	41,301
3.000%, 02/15/2049	2,330	2,291
2.750%, 08/15/2047	14,349	13,424
U.S. Treasury Notes
2.625%, 02/15/2029	3,165	3,141
1.375%, 08/31/2020	1,825	1,793

Total U.S. Treasury Obligations (Cost $204,853) ($ Thousands)		206,702

SOVEREIGN DEBT — 0.1%
Chile Government International Bond
3.860%, 06/21/2047	1,185	1,152

280	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Israel Government International Bond
4.125%, 01/17/2048	$1,490	$1,477

Total Sovereign Debt (Cost $2,660) ($ Thousands)		2,629

	Shares

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F 2.230%**†	29,564,547	29,565

Total Cash Equivalent (Cost $29,565) ($ Thousands)		29,565

Total Investments in Securities — 100.8% (Cost $3,724,575) ($ Thousands)		$3,676,105

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

					Unrealized
	Number of				Appreciation/
	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Type of Contract	Long (Short)	Date	(Thousands)	(Thousands)	(Thousands)
U.S. 2-Year Treasury Note	1,589	Jul-2019	$337,401	$337,178	$(223)
U.S. 5-Year Treasury Note	(1,451)	Jul-2019	(166,591)	(166,230)	361
U.S. 10-Year Treasury Note	93	Jun-2019	11,370	11,346	(24)
U.S. Long Treasury Bond	(1,046)	Jun-2019	(152,459)	(151,114)	1,345
U.S. Ultra Long Treasury Bond	616	Jun-2019	99,786	98,310	(1,476)
Ultra 10-Year U.S. Treasury Note	365	Jun-2019	47,377	47,250	(127)

			$176,884	$176,740	$(144)

Percentages are based on Net Assets of $3,647,443 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On February 28, 2019, the value of these securities amounted to $276,491 ($ Thousands), representing 7.6% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	281

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Long Duration Credit Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,208,424	$–	$3,208,424
Municipal Bonds	–	228,785	–	228,785
U.S. Treasury Obligations	–	206,702	–	206,702
Sovereign Debt	–	2,629	–	2,629
Cash Equivalent	29,565	–	–	29,565

Total Investments in Securities	$29,565	$3,646,540	$–	$3,676,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,706	$—	$—	$1,706
Unrealized Depreciation	(1,850)	—	—	(1,850)

Total Other Financial Instruments	$(144)	$—	$—	$(144)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 02/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$36,260	$889,768	$(896,463)	$29,565	$613

282	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 48.2%

Communication Services — 2.3%
AT&T
5.200%, 03/15/2020	$1,620	$1,657
3.733%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	1,250	1,260
CBS
2.300%, 08/15/2019	810	808
Comcast
3.300%, 10/01/2020	2,265	2,280
3.127%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	800	801
Discovery Communications LLC
3.502%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	760	761
2.200%, 09/20/2019	220	219
Fox
3.666%, 01/25/2022 (A)	120	122
Verizon Communications
3.054%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	2,565	2,567
		10,475

Consumer Discretionary — 4.4%
Alimentation Couche-Tard
3.279%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	1,585	1,585
AutoZone
1.625%, 04/21/2019	160	160
BMW US Capital LLC
3.207%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	1,705	1,702
Daimler Finance North America LLC
3.535%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,810	1,813
3.263%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	625	625
3.113%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	497
1.500%, 07/05/2019 (A)	670	667
Dollar Tree
3.473%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,100	1,100
eBay
3.621%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,200	1,192
Ford Motor Credit LLC
4.083%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	722
3.606%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	1,000	1,000
2.021%, 05/03/2019	1,300	1,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
3.539%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	$969	$964
General Motors Financial
4.347%, VAR ICE LIBOR USD 3 Month+1.560%, 01/15/2020	500	502
3.727%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	900	900
Hyundai Capital America
3.744%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	724
Marriott International
3.226%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	800	801
Nissan Motor Acceptance MTN
3.687%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	989
3.203%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	850	844
Volkswagen Group of America Finance LLC
3.875%, 11/13/2020 (A)	1,100	1,112
3.638%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	1,150	1,150
		20,347

Consumer Staples — 3.2%
Anheuser-Busch InBev Finance
3.996%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	811
BAT Capital
3.283%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	2,500	2,492
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	774
3.452%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	1,300	1,290
Conagra Brands
3.800%, 10/22/2021	575	580
3.511%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	775	771
Constellation Brands
2.000%, 11/07/2019	900	894
Kraft Heinz Foods
3.517%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	850	839
Kroger MTN
1.500%, 09/30/2019	615	610
Molson Coors Brewing
1.450%, 07/15/2019	240	239

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	283

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mondelez International Holdings
Netherlands BV
3.375%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	$1,645	$1,649
Philip Morris International
3.061%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,805	2,810
Reckitt Benckiser Treasury Services
3.384%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	817
		14,576

Energy — 1.4%
Anadarko Petroleum
8.700%, 03/15/2019	750	751
6.950%, 06/15/2019	470	476
Andeavor Logistics
5.500%, 10/15/2019	430	435
Petroleos Mexicanos
6.375%, 02/04/2021	895	921
Phillips 66
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	956
3.246%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	664
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	591
Shell International Finance BV
3.126%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	1,540	1,542
		6,336

Financials — 24.6%
ABN AMRO Bank MTN
3.171%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	949
AIG Global Funding
3.277%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,202
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	1,500	1,492
American Express Credit MTN
2.200%, 03/03/2020	2,050	2,037
Assurant
4.072%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	795	794
Athene Global Funding
3.901%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	990	996
Bank of America
3.152%, VAR ICE LIBOR USD 3
Month+0.380%, 01/23/2022	1,200	1,193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.625%, 07/01/2020	$3,300	$3,414
3.921%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	708
Bank of Montreal MTN
3.228%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,265	2,272
Bank of Nova Scotia
3.406%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	801
Banque Federative du Credit Mutuel
3.251%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	877
BB&T MTN
3.358%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	652
BPCE MTN
3.883%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	676
Branch Banking & Trust
3.237%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,353
Canadian Imperial Bank of Commerce
3.259%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	1,115	1,117
3.053%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,450	2,449
2.100%, 10/05/2020	1,705	1,684
Capital One
3.901%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	999
Capital One Financial
3.458%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	2,395	2,404
3.201%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	725	724
Charles Schwab
2.961%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	520	520
Citibank
3.276%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	600	602
3.048%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	3,535	3,533
Citigroup
3.574%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	1,000	1,000
2.650%, 10/26/2020	610	607
Citizens Bank
3.456%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,247

284	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.413%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	$800	$800
3.216%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	1,000
Compass Bank
3.501%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	866
Cooperatieve Rabobank UA
3.613%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,360
3.195%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,300	1,302
Credit Agricole MTN
3.737%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	504
Danske Bank
5.000%, 01/12/2022 (A)	850	868
Danske Bank MTN
3.125%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,241
Deutsche Bank MTN
2.850%, 05/10/2019	450	450
Deutsche Bank NY
3.576%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	750	730
DNB Bank
3.167%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	875
Fifth Third Bank
3.412%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,210	1,212
3.205%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	599
3.001%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,247
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	2,050	2,059
Goldman Sachs Group
3.875%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	905
HSBC Bank PLC
4.125%, 08/12/2020 (A)	2,270	2,302
HSBC Holdings
3.426%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	825	824
3.283%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	890	889
Huntington National Bank
3.277%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	376
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	500	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Bank
3.487%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	$1,300	$1,304
Intesa Sanpaolo NY
3.403%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	375	375
Jackson National Life Global Funding
3.552%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	601
3.251%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	2,320	2,314
JPMorgan Chase
4.400%, 07/22/2020	1,650	1,682
3.957%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	401
3.727%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	700	705
KeyBank
3.473%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,307
3.396%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	2,250	2,253
2.350%, 03/08/2019	750	750
KeyCorp MTN
2.900%, 09/15/2020	1,000	1,000
Manufacturers & Traders Trust
3.304%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,241
3.041%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,550	1,543
Marsh & McLennan
3.500%, 12/29/2020	170	172
MassMutual Global Funding II
1.550%, 10/11/2019 (A)	500	497
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,579
Morgan Stanley
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	809
National Bank of Canada MTN
3.336%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	3,500	3,513
New York Life Global Funding
2.957%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	860	860
2.861%, VAR ICE LIBOR USD 3 Month+0.100%, 01/21/2020 (A)	1,050	1,051
PNC Bank
3.043%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	750	751
3.011%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	2,250	2,247

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	285

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	$500	$499
Regions Bank
3.188%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	600	595
Royal Bank of Canada
2.100%, 10/14/2020	1,500	1,482
Royal Bank of Canada MTN
3.141%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	810	811
Santander UK
3.246%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	849
Standard Chartered
3.911%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	825	821
Sumitomo Mitsui Banking
3.123%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	1,200	1,202
SunTrust Bank
3.274%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	2,615	2,621
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	800	797
Svenska Handelsbanken MTN
3.121%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	851
Synchrony Financial
3.968%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,752
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	2,175	2,169
Toronto-Dominion Bank MTN
3.201%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	2,260	2,265
UBS MTN
3.333%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	1,750	1,755
2.200%, 06/08/2020 (A)	2,000	1,980
UniCredit MTN
6.572%, 01/14/2022 (A)	515	527
US Bank
3.048%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,800	1,802
Wells Fargo
3.889%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	706
Wells Fargo MTN
3.431%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,256
2.600%, 07/22/2020	2,450	2,439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank MTN
3.389%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	$1,000	$1,004
2.850%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	1,110	1,110
		113,457

Health Care — 3.8%
Amgen
3.147%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,254
3.017%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,185	1,186
Anthem
2.500%, 11/21/2020	900	892
Becton Dickinson
3.678%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	950	947
Cardinal Health
3.558%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,185
Cigna
3.438%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	600	597
3.200%, 09/17/2020 (A)	3,095	3,098
CVS Health
3.487%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	820	821
3.397%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	1,725	1,728
Dignity Health
2.637%, 11/01/2019	2,060	2,059
Gilead Sciences
3.042%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,550	1,550
HCA
6.500%, 02/15/2020	750	772
McKesson
3.650%, 11/30/2020	455	458
UnitedHealth Group
2.857%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	799
		17,346

Industrials — 2.0%
Air Lease
2.125%, 01/15/2020	650	644
Aviation Capital Group LLC
3.421%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	938

286	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
3.046%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	$2,250	$2,244
Equifax
3.554%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	1,220	1,211
Fortive
1.800%, 06/15/2019	61	61
General Dynamics
2.875%, 05/11/2020	2,045	2,048
General Electric MTN
3.417%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	200	200
John Deere Capital MTN
2.350%, 01/08/2021	685	680
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	575	578
United Technologies
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	900	901
		9,505

Information Technology — 1.2%
Broadcom
2.375%, 01/15/2020	1,400	1,390
DXC Technology
2.875%, 03/27/2020	610	608
Hewlett Packard Enterprise
3.515%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	600
2.100%, 10/04/2019 (A)	1,225	1,218
IBM Credit LLC
3.099%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,670	1,676
		5,492

Materials — 0.6%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	892
DowDuPont
3.766%, 11/15/2020	695	703
International Flavors & Fragrances
3.400%, 09/25/2020	380	382
Syngenta Finance
3.698%, 04/24/2020 (A)	750	752
		2,729

Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	643	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Sovereign — 2.7%
European Investment Bank
2.727%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	$2,870	$2,868
Inter-American Development Bank MTN
2.987%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	2,440	2,450
International Bank for Reconstruction & Development
3.000%, 12/28/2020	3,100	3,100
2.600%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	4,090	4,089
		12,507

Utilities — 1.9%
American Electric Power
2.150%, 11/13/2020	750	740
Consolidated Edison of New York
3.222%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,695	2,688
DTE Energy
1.500%, 10/01/2019	870	862
Duke Energy Progress LLC
2.947%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	800	798
Emera US Finance
2.150%, 06/15/2019	340	339
Sempra Energy
3.037%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	2,350	2,345
1.625%, 10/07/2019	395	392
Southern
3.503%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	600	600
		8,764

Total Corporate Obligations (Cost $222,202) ($ Thousands)		222,174

ASSET-BACKED SECURITIES — 28.7%

Automotive — 10.0%
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	227	227
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/2022 (A)	488	488

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	287

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	$333	$333
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	1,034	1,036
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	1,301	1,302
AmeriCredit Automobile Receivables Trust, Ser 2015-3, Cl C
2.730%, 03/08/2021	749	749
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	810	809
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	5	5
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	324	322
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	314	313
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	85	85
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	193	193
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	1,050	1,051
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	348	344
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	372	369
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.829%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	973	973
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	457	452
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.829%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,871	1,860
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.859%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	825	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	$750	$755
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	115	115
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	9	9
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	62	62
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	98	98
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	314	314
Credit Acceptance Auto Loan Trust, Ser 2016- 2A, Cl A
2.420%, 11/15/2023 (A)	195	195
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	690	686
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (A)	300	298
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	920	928
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	1,590	1,592
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	350	350
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	1,270	1,273
Drive Auto Receivables Trust, Ser 2018-5, Cl A2B
2.809%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2021	580	580
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (A)	441	440
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	1,216	1,216
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	975	980
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	276	275
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	217	216

288	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	$465	$466
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	95	95
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	547	547
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	1,077	1,078
First Investors Auto Owner Trust, Ser 2017- 1A, Cl A1
1.690%, 04/15/2021 (A)	10	10
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	56	56
First Investors Auto Owner Trust, Ser 2018- 1A, Cl A1
2.840%, 05/16/2022 (A)	174	174
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	130	130
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	260	259
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	491	492
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	1,001	1,004
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	470	470
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	885	878
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	217	217
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	565	564
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	776	777
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A2
2.360%, 06/15/2020	587	587
Mercedes-Benz Auto Lease Trust, Ser 2018-A, Cl A2
2.200%, 04/15/2020	182	182
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	465	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	$1,900	$1,872
Nissan Auto Receivables Owner Trust, Ser 2016-A, Cl A3
1.340%, 10/15/2020	133	132
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	580	580
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,475	1,471
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	1,000	1,000
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	980	981
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	725	722
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.100%, 11/16/2020	38	38
Santander Retail Auto Lease Trust, Ser 2017- A, Cl A3
2.220%, 01/20/2021 (A)	2,150	2,137
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	40	40
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	750	750
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	317	317
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	405	404
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	1,141	1,152
Tidewater Auto Receivables Trust, Ser 2018- AA, Cl A2
3.120%, 07/15/2022 (A)	633	633
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	41	41
United Auto Credit Securitization Trust, Ser 2018-1, Cl A
2.260%, 04/10/2020 (A)	21	21
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	495	494

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	289

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	$63	$63
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.739%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	349	349
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	438	438
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	135	134
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	305	305
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	960	962
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	465	471
		46,076

Credit Cards — 5.4%
American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.859%, VAR ICE LIBOR USD 1 Month+0.370%, 12/15/2021	1,368	1,369
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	2,330	2,313
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	638
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.889%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	780	782
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/2022	2,750	2,739
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A6
1.820%, 09/15/2022	2,167	2,154
CARDS II Trust, Ser 2017-1A, Cl A
2.859%, VAR ICE LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	1,385	1,385
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	3,420	3,389
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
3.029%, VAR ICE LIBOR USD 1 Month+0.540%, 09/15/2021	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/2022	$360	$358
Evergreen Credit Card Trust, Ser 2019-1, Cl A
3.056%, VAR ICE LIBOR USD 1 Month+0.480%, 01/15/2023 (A)	945	947
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	1,110	1,104
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	550	547
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.939%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/2022 (A)	980	981
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.972%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (A)	355	354
Master Credit Card Trust, Ser 2019-1A, Cl A
3.104%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	530	530
Penarth Master Issuer, Ser 2018-1A, Cl A1
2.861%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	1,220	1,216
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	1,254	1,247
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.964%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	1,100	1,100
		25,153

Other Asset-Backed Securities — 13.3%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	259	259
Ally Master Owner Trust, Ser 2018-3, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2022	1,430	1,429
ALM VI, Ser 2018-6A, Cl A1B3
3.987%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	975	973
Apidos CLO XII, Ser 2018-12A, Cl AR
3.867%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	917
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
3.631%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,375	1,361

290	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BlueMountain CLO, Ser 2018-2A, Cl A1R
3.710%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	$1,275	$1,262
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
3.670%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	331
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.743%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	1,000	985
CGCMT, Ser 2019-SST2
3.420%, 12/15/2036	1,150	1,150
CIFC Funding, Ser 2017-1A, Cl A1R
4.029%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,060
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	230	229
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	916	913
Cole Park CLO, Ser 2018-1A, Cl AR
3.811%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	1,150	1,144
Colombia Cent CLO 27, Ser 2018-27A, Cl A1
3.640%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	720	716
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.420%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	544	545
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	624	625
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	116	116
Engs Commercial Finance Trust, Ser 2018- 1A, Cl A1
2.970%, 02/22/2021	233	233
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	413	412
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	1,200	1,192
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl B
2.160%, 11/15/2021	475	472
GreatAmerica Leasing Receivables Funding, Ser 2018-1, Cl A2
2.350%, 05/15/2020 (A)	249	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.800%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	$497	$497
KKR CLO, Ser 2018-21, Cl A
3.787%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	761
Madison Park Funding XII, Ser 2017-12A, Cl AR
4.021%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	236	236
Madison Park Funding, Ser 2018-30A, Cl A
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,327
Magnetite VII, Ser 2018-7A, Cl A1R2
3.587%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,229
Magnetite VIII, Ser 2018-8A, Cl AR2
3.767%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	680
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	100	99
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	205	205
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028	261	260
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	506	509
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	443	444
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A5
2.570%, 06/09/2033 (A)	503	502
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	469	466
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	150	148
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	139	138
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	183	183
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	256	256
Navient Student Loan Trust, Ser 2017-3A, Cl A1
2.790%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	221	221

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	291

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2018-1A
2.840%, 03/25/2067	$890	$887
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
3.169%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,533
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+0.320%, 10/17/2022	2,000	1,999
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	513	510
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	316	315
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	197	195
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	1,410	1,406
OCP CLO, Ser 2017-8A, Cl A1R
3.623%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	700	696
Octagon Investment Partners 24, Ser 2017- 1A, Cl A1R
3.541%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	1,250	1,245
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
3.828%, VAR ICE LIBOR USD 3
Month+1.130%, 08/12/2026 (A)	886	886
OneMain Financial Issuance Trust, Ser 2016- 1A, Cl B
4.570%, 02/20/2029 (A)	340	344
OneMain Financial Issuance Trust, Ser 2019- 1A, Cl A
3.480%, 02/14/2031 (A)	800	803
OZLM VII, Ser 2018-7RA, Cl A1R
3.783%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	965	954
OZLM XII, Ser 2018-12A, Cl A1R
3.801%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	650	646
Palmer Square CLO, Ser 2018-3A, Cl A2
4.034%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	820	805
PFS Financing, Ser 2016-BA, Cl A
1.870%, 10/15/2021 (A)	595	591
PFS Financing, Ser 2017-AA, Cl A
3.069%, VAR ICE LIBOR USD 1 Month+0.580%, 03/15/2021 (A)	725	724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	$60	$60
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	194	194
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	449	447
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	470	468
Shackleton CLO, Ser 2018-6RA, Cl A
3.793%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	725	721
SLC Student Loan Trust, Ser 2005-1, Cl A3
2.784%, VAR ICE LIBOR USD 3 Month+0.100%, 02/15/2025	956	955
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	139	139
SLM Student Loan Trust, Ser 2004-8A, Cl A5
3.271%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	200	200
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.861%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	231	231
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.891%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	392	390
SLM Student Loan Trust, Ser 2007-6, Cl A4
3.151%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	1,321	1,322
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.471%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	638	649
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	669	674
SLM Student Loan Trust, Ser 2011-1, Cl A1
3.010%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	235	235
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (A)	632	631
SoFi Consumer Loan Program LLC, Ser 2016- 3, Cl A
3.050%, 12/26/2025 (A)	666	665
SoFi Consumer Loan Program LLC, Ser 2017- 1, Cl A
3.280%, 01/26/2026 (A)	615	616

292	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A1
2.200%, 11/25/2026	$133	$133
SoFi Consumer Loan Program LLC, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	343	342
SoFi Consumer Loan Program LLC, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	339	338
SoFi Consumer Loan Program LLC, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	258	258
SoFi Consumer Loan Program LLC, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	1,920	1,921
SoFi Professional Loan Program, Ser 2017-A, Cl A1
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	219	220
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,524	1,518
SPS Servicer Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.750%, 11/15/2049 (A)	620	621
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	800	803
Stanwich Mortgage Loan Trust, Ser 2018-NPB1, Cl A1
4.016%, 05/16/2023 (A)	1,007	1,006
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	884	866
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	396	387
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.090%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	722	717
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.677%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	735	726
Venture XIX CLO, Ser 2018-19A, Cl X
3.437%, VAR ICE LIBOR USD 3 Month+0.650%, 01/15/2032 (A)	425	425
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	439	437
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	297
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	602	600
VOLT LXX LLC, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/2048 (A)	526	526

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-1A, Cl A1R
3.680%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	$420	$416
Voya CLO, Ser 2017-3A, Cl A1R
3.491%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	679	676
		61,103

Total Asset-Backed Securities (Cost $132,529) ($ Thousands)		132,332

MORTGAGE-BACKED SECURITIES — 14.1%

Agency Mortgage-Backed Obligations — 4.1%
FHLMC
5.000%, 06/01/2026	184	187
1.500%, 01/17/2020	1,850	1,833
FHLMC ARM
4.228%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.081%, 02/01/2030	48	49
4.203%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.956%, 02/01/2022	11	12
FHLMC Multifamily Structured Pass Through Certificates, Ser KI03, Cl A
2.764%, VAR LIBOR USD 1 Month+0.250%, 02/25/2023	1,615	1,614
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
2.801%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	605	605
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	251	247
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.140%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	226	228
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
6.290%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	900	951
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	95	95
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.690%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	2,121	2,127

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	293

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.819%, 05/25/2048 (A)(B)	$611	$610
FNMA
6.000%, 01/01/2027 to 04/01/2040	196	215
5.000%, 04/01/2020 to 03/01/2025	246	251
2.440%, VAR United States Secured Overnight Financing Rate+0.070%, 10/30/2019	1,100	1,100
1.900%, 10/01/2019	575	573
FNMA ARM
4.672%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	4	4
4.665%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.197%, 11/01/2023	6	6
4.562%, VAR ICE LIBOR USD 6 Month+1.767%, 09/01/2024	21	22
4.447%, VAR ICE LIBOR USD 6 Month+1.841%, 09/01/2024	55	56
4.235%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	3	3
3.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	12	12
3.652%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	4	4
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	892	902
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.440%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	35	35
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.640%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	401	403
FNMA, Ser 2014-M5, Cl ASQ2
2.034%, 03/25/2019	1	1
FNMA, Ser 2017-M13, Cl FA
2.903%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	655	654
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.345%, 01/25/2046 (A)(B)	1,435	1,462
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.358%, 05/25/2045 (A)(B)	190	190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.358%, 05/25/2045 (A)(B)	1,610	1,606
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.008%, 10/25/2047 (A)(B)	350	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.963%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	$1,963	$1,966
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.963%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	260	260
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.913%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	64	64

		18,694

Non-Agency Mortgage-Backed Obligations — 10.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.170%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	182	182
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	653	645
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	254	251
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	515	515
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	1,088	1,092
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	52	52
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	199	198
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
3.339%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	1,150	1,145
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.228%, 07/25/2035 (B)	121	117
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.509%, 11/25/2035 (B)	14	14
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	127	127
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	639	635

294	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.339%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	$1,250	$1,242
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.235%, 06/25/2035 (B)	67	69
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.431%, 08/25/2035 (B)	143	141
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
3.239%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	490	489
BX Trust, Ser 2018-MCSF, Cl A
3.066%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	800	787
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
3.279%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	500	499
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
3.030%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	19	18
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
4.272%, 02/20/2036 (B)	104	95
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	879	873
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
4.479%, 09/25/2034 (B)	23	23
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
4.707%, 03/25/2036 (B)	115	108
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	551	553
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	205	204
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	79	79
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (B)	202	201
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	245	243
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	664	662
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	172	172
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	759	762

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	$377	$377
COMM Mortgage Trust, Ser 2014-CR17, Cl A2
3.012%, 05/10/2047	473	472
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	380	380
CSABS, Ser 2018-LD1, Cl A
3.420%, 07/25/2024	245	245
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	69	68
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	177	174
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	219	218
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	331	329
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	646	646
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	921	926
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
3.227%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	1,017	997
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.290%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	768	784
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.490%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	762	768
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	550	554
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
4.055%, 11/19/2035 (B)	149	142
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	400	399
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	236	238
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	340	340

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	295

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
3.189%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	$665	$663
GS Mortgage Securities Trust, Ser 2018-FBLU, Cl B
3.689%, VAR LIBOR USD 1 Month+1.200%, 11/15/2035 (A)	1,880	1,872
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.328%, 07/25/2035 (B)	174	152
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.850%, 05/25/2037 (B)	159	138
Hospitality Mortgage Trust, Ser 2017-HIT, Cl A
3.363%, VAR LIBOR USD 1 Month+0.850%, 05/08/2030 (A)	385	384
Impac CMB Trust, Ser 2004-9, Cl 1A1
3.250%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	55	54
Impac CMB Trust, Ser 2005-2, Cl 1A1
3.010%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	58	58
Impac CMB Trust, Ser 2005-3, Cl A1
2.970%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	54	52
Impac CMB Trust, Ser 2005-5, Cl A1
3.130%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	43	42
Impac CMB Trust, Ser 2005-8, Cl 1A
3.010%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	143	137
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	394	394
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A2
3.181%, 09/15/2047	228	228
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A2
2.949%, 11/15/2047	820	819
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	915	913
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	2,101	2,097
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	6	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.351%, 08/25/2035 (B)	$68	$67
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.126%, 05/25/2037 (B)	105	94
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.260%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	664	663
Lanark Master Issuer, Ser 2019-1A, Cl 1A1
3.467%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	200	200
LSTAR Securities Investment, Ser 2017-7, Cl A
4.259%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	107	107
LSTAR Securities Investment, Ser 2017-8, Cl A
4.159%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	226	227
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
2.760%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	21	21
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.111%, 06/25/2037 (B)	142	115
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	307	301
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	198	195
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	643	629
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	339	335
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(B)	1,109	1,101
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	891	899
MortgageIT Trust, Ser 2005-5, Cl A1
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	162	160
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	118	117
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
3.389%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	775	775

296	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	$513	$510
New Residential Mortgage LLC, Ser 2018- FNT1, Cl A
3.610%, 05/25/2023 (A)	920	923
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054 (A)	699	704
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	417	424
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	932	937
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	408	411
OBX Trust, Ser 2018-1, Cl A2
3.140%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	125	124
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	1,104	1,118
Paragon Mortgages, Ser 2006-12A, Cl A2C
2.904%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	116	109
Paragon Mortgages, Ser 2007-15A, Cl A2C
3.008%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	279	262
Pretium Mortgage Credit Partners, Ser 2018- NPL2, Cl A1
3.700%, 03/27/2033 (A)	633	630
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.041%, 07/27/2037 (B)	130	114
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
3.043%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	16	15
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	709	724
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	623	623
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	176	174
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	186	184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	$160	$158
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	341	333
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	547	533
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	768	752
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	308	300
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	217	216
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	704	707
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.274%, 03/25/2036 (B)	209	203
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.942%, 01/25/2035 (B)	52	52
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.594%, 07/25/2036 (B)	111	112
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	25	25
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	493	491
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	43	43
		46,176

Total Mortgage-Backed Securities (Cost $64,806) ($ Thousands)		64,870

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Notes
1.500%, 10/31/2019	4,305	4,275
1.500%, 11/30/2019	4,000	3,969
1.125%, 12/31/2019	11,350	11,218

Total U.S. Treasury Obligations (Cost $19,470) ($ Thousands)		19,462

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	297

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLMC CMO, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	$1,337	$1,364
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	1,358	1,359
FNMA
2.530%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	1,150	1,151
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	16	17
FNMA CMO, Ser 2001-33, Cl FA
2.940%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	14	14
FNMA CMO, Ser 2002-64, Cl FG
2.731%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	10	10
FNMA CMO, Ser 2008-47, Cl FA
2.990%, VAR LIBOR USD 1 Month+0.500%, 06/25/2023	34	34
FNMA CMO, Ser 2011-38, Cl BA
4.000%, 02/25/2035	1,389	1,392
FNMA CMO, Ser 2012-63, Cl FE
2.890%, VAR LIBOR USD 1 Month+0.400%, 06/25/2038	624	624
GNMA CMO, Ser 2010-81, Cl PM
3.750%, 04/20/2039	904	911
GNMA CMO, Ser 2012-31, Cl KA
1.500%, 12/20/2038	1,317	1,308

Total U.S. Government Agency Obligations (Cost $8,153) ($ Thousands)		8,184

MUNICIPAL BONDS — 1.6%

California — 0.3%
California State, GO Callable 10/01/2021 @ 100
3.294%, 04/01/2047 (C)	1,150	1,155

Idaho — 0.2%
Idaho State, Housing & Finance Association, Ser A, RB Callable 03/06/2019 @ 100
2.430%, 07/01/2041 (C)	985	985

Illinois — 0.1%
Illinois State, GO
5.547%, 04/01/2019	625	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Michigan — 0.0%
Genesee County, GO Callable 03/11/2019 @ 100
3.109%, 10/01/2019 (C)	$38	$38

New Jersey — 0.3%
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	1,165	1,161

New York — 0.2%
New York State, Housing Finance Agency, Ser A, RB
2.500%, 11/01/2048 (C)(D)	1,000	1,000

Pennsylvania — 0.2%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	762

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
3.260%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	476	476

Wisconsin — 0.2%
Franklin City, TAN Callable 03/01/2019 @ 100
2.500%, 03/01/2019	1,115	1,115

Total Municipal Bonds (Cost $7,325) ($ Thousands)		7,318

SOVEREIGN DEBT — 0.4%
Province of Ontario Canada
2.550%, 02/12/2021	1,750	1,742

Total Sovereign Debt (Cost $1,744) ($ Thousands)		1,742

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	679,629	680

Total Cash Equivalent (Cost $680) ($ Thousands)		680

298	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.8%
BNP Paribas
2.570%, dated on 02/28/2019, to be repurchased on 03/01/2019, repurchase price $3,500,250 (collateralized by various U.S. Government Agency and Treasury Obligations, 0.000% - 4.500%, 03/28/2019 - 11/01/2048, ranging in par value from $100 - $1,401,246; with total market value of $3,570,039) (E)	$3,500	$3,500

Total Repurchase Agreement (Cost $3,500) ($ Thousands)		3,500

Total Investments in Securities — 99.9% (Cost $460,409) ($ Thousands)		$460,262

The open futures contracts held by the Fund at February 28, 2019, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	35	Jul-2019	$7,431	$7,427	$(4)
U.S. 5-Year Treasury Note	(24)	Jul-2019	(2,752)	(2,750)	2
U.S. 10-Year Treasury Note	(38)	Jun-2019	(4,654)	(4,636)	18
U.S. Long Treasury Bond	(1)	Jun-2019	(145)	(144)	1

			$(120)	$(103)	$17

Percentages are based on Net Assets of $460,797 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $175,703 ($ Thousands), representing 38.1% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

BAN — Bond Anticipation Note

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

TAN — Tax Allocation Note

USD — United States Dollar

VAR — Variable Rate

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	299

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Ultra Short Duration Bond Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$222,174	$–	$222,174
Asset-Backed Securities	–	132,332	–	132,332
Mortgage-Backed Securities	–	64,870	–	64,870
U.S. Treasury Obligations	–	19,462	–	19,462
U.S. Government Agency Obligations	–	8,184	–	8,184
Municipal Bonds	–	7,318	–	7,318
Sovereign Debt	–	1,742	–	1,742
Cash Equivalent	680	–	–	680
Repurchase Agreement	–	3,500	–	3,500

Total Investments in Securities	$680	$459,582	$–	$460,262

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$21	$–	$–	$21
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	$17	$–	$–	$17

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019:

Security Description	Value at 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 6,941	$ 158,627	$ (164,888)	$ 680	$ 42

300	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 94.4%

Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	579	$675

Angola — 1.0%
Angola Via Avenir II BV MTN
10.373%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,290	5,827
Angolan Government International Bond
9.500%, 11/12/2025		437	496
9.375%, 05/08/2048		4,791	5,116
9.375%, 05/08/2048 (A)		5,874	6,272
8.250%, 05/09/2028		2,823	2,939
8.250%, 05/09/2028 (A)		1,752	1,824

			22,474

Argentina — 3.5%
Adecoagro
6.000%, 09/21/2027 (A)		1,165	1,069
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,820	1,470
Argentina Treasury Bond BONCER
2.500%, 07/22/2021	ARS	12,000	570
Argentine Bonos del Tesoro
18.200%, 10/03/2021		23,030	468
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,066	884
8.280%, 12/31/2033		897	768
7.820%, 12/31/2033	EUR	8,297	8,436
7.820%, 12/31/2033		27,215	27,968
7.500%, 04/22/2026		$3,676	3,200
7.125%, 07/06/2036		2,859	2,216
6.875%, 01/11/2048		1,104	829
5.875%, 01/11/2028		3,305	2,578
5.000%, 01/15/2027	EUR	2,970	2,646
3.375%, 01/15/2023		990	950
2.260%, 3.38%, 03/31/2019, 12/31/2038 (B)		1,468	959
2.260%, 3.38%, 03/31/2019, 12/31/2038 (B)		11,593	7,690
Autonomous City of Buenos Aires Argentina
51.128%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	109,700	2,568
39.343%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028		43,883	1,010
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020		50,626	1,891
4.000%, 03/06/2020		40	2

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 06/21/2019		$2,111	$2,150
4.500%, 02/13/2020		3,722	3,615
Pampa Energia
7.500%, 01/24/2027 (A)		502	452
7.375%, 07/21/2023 (A)		387	369
Provincia de Buenos Aires
7.875%, 06/15/2027		3,964	3,171
5.375%, 01/20/2023	EUR	910	892
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	650
Provincia del Chaco Argentina
9.375%, 08/18/2024		979	761
Rio Energy
6.875%, 02/01/2025 (A)		2,378	1,896
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		359	338
YPF MTN
53.500%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	221

			82,687

Azerbaijan — 0.9%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		2,996	2,940
4.750%, 03/18/2024		200	204
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,340
6.875%, 03/24/2026		5,067	5,641
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,370	4,835
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,490	2,517
4.750%, 03/13/2023		2,290	2,314

			20,791

Bahrain — 0.4%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		1,912	1,978
7.000%, 01/26/2026 (A)		400	426
7.000%, 10/12/2028 (A)		2,322	2,447
6.750%, 09/20/2029 (A)		1,923	1,992
6.000%, 09/19/2044		300	270
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		2,758	3,008
7.625%, 11/07/2024 (A)		304	329

			10,450

Belarus — 0.2%
Belarus Government International Bond
7.625%, 06/29/2027		2,696	2,900
6.200%, 02/28/2030		505	494

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	301

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Belarus International Bond
6.875%, 02/28/2023 (A)		$694	$723

			4,117

Belize — 0.1%
Belize Government International Bond
5.000%, 0.00%, 02/20/2034, 02/20/2038 (B)		3,437	1,976

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		663	698
4.750%, 02/15/2029		1,764	1,839
3.717%, 01/25/2027		2,093	2,041

			4,578

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		2,655	2,416

Brazil — 6.4%
Brazil Letras do Tesouro Nacional (C)
11.065%, 07/01/2021	BRL	2,000	451
10.726%, 01/01/2022		11,000	2,371
8.974%, 07/01/2020		62,182	15,198
8.145%, 04/01/2020		11,000	2,736
7.828%, 01/01/2020		20,000	5,059
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$2,030	2,081
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,125	2,168
5.333%, 02/15/2028		1,392	1,420
5.333%, 02/15/2028 (A)		294	300
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	1,442	1,513
3.169%, 08/15/2020		3,394	3,008
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021		111,222	31,027
10.000%, 01/01/2023		74,909	21,003
10.000%, 01/01/2025		26,731	7,495
10.000%, 01/01/2027		34,260	9,594
10.000%, 01/01/2029		8,549	2,461
Brazilian Government International Bond
8.250%, 01/20/2034		$563	715
6.000%, 04/07/2026		2,929	3,207
5.625%, 01/07/2041		494	495
5.625%, 02/21/2047		1,765	1,732
5.000%, 01/27/2045		4,600	4,186
4.625%, 01/13/2028		9,635	9,573
CSN Resources
6.500%, 07/21/2020		1,450	1,450
ESAL GmbH
6.250%, 02/05/2023 (A)		1,207	1,218

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gol Finance
7.000%, 01/31/2025 (A)		$2,537	$2,432
JBS Investments GmbH
7.250%, 04/03/2024		1,501	1,550
Klabin Finance
5.250%, 07/16/2024		735	743
Minerva Luxembourg
6.500%, 09/20/2026 (A)		3,058	2,962
6.500%, 09/20/2026		323	313
Nexa Resources
5.375%, 05/04/2027 (A)		4,241	4,313
Petrobras Global Finance BV
7.375%, 01/17/2027		2,453	2,696
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		1,315	1,411
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		572	627
6.000%, 01/15/2029 (A)		1,006	1,066

			148,574

Cameroon — 0.2%
Cameroon International Bond
9.500%, 11/19/2025 (A)		4,523	4,862

Chile — 1.5%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,691	1,594
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	142
6.000%, 01/01/2043		4,690,000	8,707
5.000%, 03/01/2035		4,160,000	6,717
4.700%, 09/01/2030 (A)		595,000	935
4.500%, 02/28/2021		510,000	811
4.000%, 03/01/2023 (A)		175,000	274
Cencosud
4.375%, 07/17/2027 (A)		$2,703	2,518
Chile Government International Bond
5.500%, 08/05/2020	CLP	413,000	646
3.250%, 09/14/2021		$100	101
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,581	1,581
Empresa Nacional del Petroleo
5.250%, 11/06/2029 (A)		593	627
4.750%, 12/06/2021		2,650	2,706
4.500%, 09/14/2047 (A)		497	455
3.750%, 08/05/2026 (A)		516	500
Geopark Ltd
6.500%, 09/21/2024 (A)		729	710
Latam Finance Ltd
7.000%, 03/01/2026		1,318	1,323
Nacional del Cobre de Chile
4.375%, 02/05/2049 (A)		3,994	3,898

302	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.625%, 08/01/2027		$500	$493

			34,738

China — 1.3%
Alibaba Group Holding Ltd
4.200%, 12/06/2047		456	430
Charming Light Investments Ltd MTN
4.375%, 12/21/2027		2,300	2,272
China Government International Bond
3.250%, 10/19/2023		5,529	5,603
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		940	938
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		3,389	3,219
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	874
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		2,743	2,863
4.625%, 03/14/2023		2,739	2,800
Country Garden Holdings Co Ltd
4.750%, 07/25/2022		200	191
Dianjian International Finance Ltd
4.600%, 09/13/2166 (D)		448	439
HBIS Group Hong Kong Co Ltd
4.250%, 04/07/2020		1,027	1,017
Huarong Finance 2017 Co Ltd
4.750%, 04/27/2027		2,048	2,024
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		2,161	2,119
Leader Goal International
4.250%, 07/19/2166		263	256
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027		3,475	3,407
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028		2,372	2,429

			30,881

Colombia — 6.0%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	3,178
9.850%, 06/28/2027		994,000	399
8.125%, 05/21/2024		$1,120	1,333
7.750%, 04/14/2021	COP	3,729,000	1,260
7.375%, 09/18/2037		$3,061	3,845
6.125%, 01/18/2041		2,470	2,791
5.625%, 02/26/2044		330	355
5.200%, 05/15/2049		6,440	6,585
5.000%, 06/15/2045		5,809	5,818
4.500%, 01/28/2026		1,022	1,050

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.500%, 03/15/2029		$6,549	$6,693
4.375%, 03/21/2023	COP	4,586,000	1,417
Colombian TES
10.000%, 07/24/2024		54,025,400	20,708
7.750%, 09/18/2030		4,835,100	1,680
7.500%, 08/26/2026		38,229,500	13,183
7.250%, 10/18/2034		17,379,800	5,631
7.000%, 09/11/2019		16,666,900	5,481
7.000%, 05/04/2022		81,039,000	27,483
7.000%, 06/30/2032		14,837,900	4,791
6.250%, 11/26/2025		24,872,700	8,040
6.000%, 04/28/2028		32,270,200	10,006
4.750%, 04/04/2035		2,742,600	2,736
Emgesa ESP
8.750%, 01/25/2021		940,000	318
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,543
8.375%, 11/08/2027 (A)		4,600,000	1,473
7.625%, 09/10/2024 (A)		2,224,000	704
7.625%, 09/10/2024 (A)		1,827,000	579
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	467
7.875%, 08/12/2024		1,095,000	363

			139,910

Costa Rica — 0.5%
Banco Nacional de Costa Rica
6.250%, 11/01/2023		$431	431
6.250%, 11/01/2023 (A)		290	290
5.875%, 04/25/2021 (A)		799	796
Costa Rica Government International Bond
7.158%, 03/12/2045		3,043	2,902
7.158%, 03/12/2045 (A)		1,125	1,073
7.158%, 03/12/2045		1,001	955
7.000%, 04/04/2044		2,628	2,497
7.000%, 04/04/2044		1,150	1,092
4.250%, 01/26/2023		1,249	1,172
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	401
6.375%, 05/15/2043		290	232

			11,841

Croatia — 0.6%
Croatia Government International Bond
6.625%, 07/14/2020		3,560	3,709
3.000%, 03/11/2025	EUR	2,672	3,343
3.000%, 03/20/2027		2,703	3,355
2.750%, 01/27/2030		3,728	4,445

			14,852

Czech Republic — 0.9%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	41,410	2,242
2.750%, 07/23/2029		103,020	4,923

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	303

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.500%, 08/25/2028	CZK	61,450	$2,865
2.400%, 09/17/2025		135,650	6,243
2.000%, 10/13/2033		27,440	1,153
1.500%, 10/29/2019		61,430	2,725

			20,151

Dominican Republic — 0.9%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	436
Dominican Republic International Bond
7.450%, 04/30/2044 (A)		$1,087	1,197
6.875%, 01/29/2026		3,126	3,388
6.850%, 01/27/2045		1,510	1,571
6.850%, 01/27/2045		525	546
6.850%, 01/27/2045 (A)		352	366
6.500%, 02/15/2048		4,890	4,902
6.000%, 07/19/2028		1,981	2,050
6.000%, 07/19/2028 (A)		3,429	3,549
5.950%, 01/25/2027		2,802	2,904

			20,909

Ecuador — 0.8%
Ecuador Government International Bond
10.500%, 03/24/2020		2,764	2,885
9.650%, 12/13/2026 (A)		2,232	2,325
9.625%, 06/02/2027		1,148	1,193
8.875%, 10/23/2027		3,083	3,079
8.750%, 06/02/2023		1,338	1,380
7.950%, 06/20/2024		1,475	1,461
7.875%, 01/23/2028 (A)		1,275	1,210
7.875%, 01/23/2028		5,105	4,843
Petroamazonas EP
4.625%, 02/16/2020 (A)		558	553

			18,929

Egypt — 3.8%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	2,620
17.700%, 08/07/2025		42,975	2,521
14.800%, 01/30/2023		110,000	5,940
Egypt Government International Bond
8.700%, 03/01/2049 (A)		$1,801	1,869
7.903%, 02/21/2048 (A)		4,132	4,036
6.588%, 02/21/2028 (A)		5,209	5,072
5.577%, 02/21/2023 (A)		1,134	1,128
Egypt Government International Bond MTN
8.500%, 01/31/2047		8,439	8,634
8.500%, 01/31/2047 (A)		561	574
7.600%, 03/01/2029 (A)		7,213	7,390
7.500%, 01/31/2027		1,780	1,840
7.500%, 01/31/2027 (A)		1,764	1,824
6.125%, 01/31/2022 (A)		1,290	1,310
5.625%, 04/16/2030 (A)	EUR	1,886	2,026
5.625%, 04/16/2030		6,176	6,635

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 04/16/2026	EUR	3,009	$3,314
Egypt Treasury Bills (C)
19.773%, 08/13/2019	EGP	109,700	5,807
19.527%, 05/07/2019		292,850	16,238
19.507%, 11/12/2019		7,000	356
18.903%, 11/26/2019		113,025	5,711
18.701%, 05/02/2019		40,750	2,262
17.074%, 05/20/2019		40,400	2,243

			89,350

El Salvador — 0.4%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$183	195
7.750%, 01/24/2023		2,390	2,520
7.650%, 06/15/2035		959	983
7.375%, 12/01/2019		2,659	2,679
5.875%, 01/30/2025		3,934	3,804

			10,181

Gabon — 0.0%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		670	648

Ghana — 1.0%
Ghana Government International Bond
10.750%, 10/14/2030		10,249	12,292
10.750%, 10/14/2030 (A)		363	435
8.627%, 06/16/2049		2,568	2,433
8.125%, 01/18/2026		538	548
7.875%, 08/07/2023		696	727
7.625%, 05/16/2029		942	912
Republic of Ghana Government Bonds
19.750%, 03/25/2024	GHS	7,745	1,373
19.000%, 11/02/2026		16,120	2,733
Tullow Oil
7.000%, 03/01/2025 (A)		$988	978

			22,431

Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		770	797
Industrial Senior Trust
5.500%, 11/01/2022		486	489

			1,286

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		479	495

Hong Kong — 0.0%
Chinalco Capital Holdings Ltd
4.000%, 08/25/2021		805	775

304	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Hungary — 2.1%
Hungary Government Bond
7.000%, 06/24/2022	HUF	102,820	$437
5.500%, 06/24/2025		1,376,010	5,853
3.000%, 06/26/2024		883,260	3,333
3.000%, 10/27/2027		4,351,420	15,889
2.750%, 12/22/2026		1,630,390	5,857
2.500%, 10/24/2024		1,012,850	3,694
1.750%, 10/26/2022		124,360	451
0.500%, 04/21/2021		126,330	451
Hungary Government International Bond
7.625%, 03/29/2041		$2,936	4,279
6.375%, 03/29/2021		5,368	5,702
5.375%, 03/25/2024		1,956	2,125
			48,071

India — 0.1%
State Bank of India
4.000%, 01/24/2022 (A)		1,345	1,354
Vedanta Resources
8.250%, 06/07/2021		1,220	1,232
6.375%, 07/30/2022 (A)		63	60
6.125%, 08/09/2024 (A)		448	392
			3,038

Indonesia — 7.1%
Eterna Capital Pte Ltd
8.000%, 12/11/2022		304	255
7.500%, 12/11/2022		780	763
Indika Energy Capital III Pte Ltd
5.875%, 11/09/2024		489	458
5.875%, 11/09/2024		352	329
Indo Energy Finance II BV
6.375%, 01/24/2023		2,343	2,329
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		1,440	1,565
6.757%, 11/15/2048		1,100	1,196
6.530%, 11/15/2028 (A)		2,662	2,918
5.710%, 11/15/2023 (A)		866	914
Indonesia Government International Bond
8.500%, 10/12/2035		1,453	2,025
8.500%, 10/12/2035		400	557
7.750%, 01/17/2038		3,240	4,308
5.350%, 02/11/2049		1,136	1,214
5.250%, 01/08/2047 (A)		240	252
4.750%, 02/11/2029		3,041	3,177
4.450%, 02/11/2024		4,283	4,395
4.350%, 01/08/2027 (A)		5,123	5,175
Indonesia Government International Bond MTN
5.375%, 10/17/2023		1,387	1,482
5.250%, 01/17/2042		2,066	2,153
5.125%, 01/15/2045		480	493

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 01/08/2026		$3,719	$3,852
3.850%, 07/18/2027		2,903	2,832
3.750%, 06/14/2028	EUR	5,126	6,643
3.375%, 04/15/2023 (A)		$2,172	2,148
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	193,859,000	14,779
8.750%, 05/15/2031		95,888,000	7,171
8.375%, 03/15/2024		226,801,000	16,619
8.375%, 09/15/2026		23,567,000	1,726
8.375%, 03/15/2034		106,301,000	7,719
8.375%, 04/15/2039		9,800,000	705
8.250%, 05/15/2029		80,088,000	5,877
8.250%, 06/15/2032		19,060,000	1,361
8.250%, 05/15/2036		139,021,000	9,908
8.125%, 05/15/2024		39,516,000	2,885
7.875%, 04/15/2019		13,000,000	926
7.500%, 08/15/2032		45,947,000	3,087
7.500%, 05/15/2038		80,596,000	5,318
7.000%, 05/15/2022		143,655,000	10,161
7.000%, 05/15/2027		94,334,000	6,359
6.625%, 05/15/2033		55,003,000	3,412
6.125%, 05/15/2028		93,651,000	5,927
5.625%, 05/15/2023		4,890,000	326
Perusahaan Listrik Negara
6.250%, 01/25/2049		$926	989
2.875%, 10/25/2025 (A)	EUR	675	799
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,265	1,347
5.450%, 05/21/2028 (A)		714	744
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		868	868
3.750%, 03/01/2023		478	477
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029 (A)		3,162	3,162
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		1,601	1,575
			165,660

Iraq — 0.2%
Iraq Government International Bond
5.800%, 01/15/2028		3,855	3,725
5.800%, 01/15/2028		1,578	1,524
			5,249

Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,952	2,082
6.375%, 03/03/2028		$918	899
6.125%, 06/15/2033 (A)		8,960	8,310
6.125%, 06/15/2033		638	592
5.750%, 12/31/2032		3,521	3,332
5.750%, 12/31/2032		2,537	2,401
5.750%, 12/31/2032		6,467	6,120

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	305

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.250%, 03/22/2030	EUR	2,661	$2,884
5.125%, 06/15/2025		3,850	4,432
			31,052

Jamaica — 0.1%
Digicel Group Ltd
7.125%, 04/01/2022 (A)	$	494	190
Jamaica Government International Bond
7.875%, 07/28/2045		2,106	2,501
			2,691

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		2,927	2,854
7.375%, 10/10/2047		764	745
			3,599

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	882
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		480	609
2.375%, 11/09/2028	EUR	819	946
1.550%, 11/09/2023		885	1,027
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	$	1,947	2,096
5.750%, 04/19/2047 (A)		4,151	4,244
5.375%, 04/24/2030 (A)		2,105	2,179
5.375%, 04/24/2030		5,422	5,612
4.750%, 04/24/2025 (A)		1,196	1,228
4.750%, 04/19/2027 (A)		2,419	2,443
3.875%, 04/19/2022		3,791	3,800
KazTransGas JSC
4.375%, 09/26/2027 (A)		3,919	3,782
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		655	384
			29,232

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		1,318	1,327
7.250%, 02/28/2028 (A)		2,097	2,119
7.250%, 02/28/2028		433	438
6.875%, 06/24/2024 (A)		1,752	1,798
6.875%, 06/24/2024		650	667
			6,349

Lebanon — 0.9%
Lebanon Government International Bond
7.250%, 03/23/2037		764	622
6.850%, 03/23/2027		839	715
6.000%, 01/27/2023		942	836

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lebanon Government International Bond MTN
8.250%, 04/12/2021		$10,492	$10,140
6.650%, 11/03/2028		3,654	3,039
6.600%, 11/27/2026		136	116
6.250%, 05/27/2022		358	322
6.150%, 06/19/2020		1,997	1,916
6.100%, 10/04/2022		2,105	1,891
5.450%, 11/28/2019		331	325
			19,922

Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		2,076	2,159

Malaysia — 4.6%
1MDB Energy
5.990%, 05/11/2022		1,000	1,016
1MDB Global Investments Ltd
4.400%, 03/09/2023		14,500	13,503
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	284
4.935%, 09/30/2043		2,000	508
4.642%, 11/07/2033		7,700	1,962
4.392%, 04/15/2026		8,423	2,129
4.378%, 11/29/2019		800	198
4.369%, 10/31/2028		2,000	503
4.232%, 06/30/2031		4,500	1,108
4.181%, 07/15/2024		22	5
4.160%, 07/15/2021		19,522	4,865
4.059%, 09/30/2024		17,428	4,332
4.048%, 09/30/2021		1,000	249
3.955%, 09/15/2025		35,569	8,760
3.900%, 11/30/2026		4,815	1,178
3.899%, 11/16/2027		3,000	732
3.892%, 03/15/2027		2,325	568
3.889%, 07/31/2020		11,798	2,916
3.882%, 03/10/2022		6,000	1,489
3.844%, 04/15/2033		3,000	699
3.800%, 08/17/2023		42,602	10,477
3.795%, 09/30/2022		4,800	1,186
3.757%, 04/20/2023		24,445	6,017
3.733%, 06/15/2028		26,639	6,427
3.654%, 10/31/2019		28,500	7,020
3.620%, 11/30/2021		28,933	7,122
3.502%, 05/31/2027		1,050	249
3.492%, 03/31/2020		37,843	9,308
3.480%, 03/15/2023		854	208
3.418%, 08/15/2022		13,965	3,410
Malaysia Government Investment Issue
4.070%, 09/30/2026		21,973	5,415

306	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Malaysia Sukuk Global
3.179%, 04/27/2026		$4,728	$4,657
			108,500

Mauritius — 0.1%
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		1,819	1,897

Montenegro — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	831	962

Mexico — 7.3%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,089
Axtel
6.375%, 11/14/2024 (A)		$704	690
Banco Inbursa Institucion de Banca Multiple Grupo Financiero Inbursa
4.375%, 04/11/2027 (A)		839	800
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		3,115	3,025
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		1,062	1,032
Cemex
7.750%, 04/16/2026		990	1,075
Cometa Energia
6.375%, 04/24/2035 (A)		1,680	1,604
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,411
5.750%, 02/14/2042 (A)		$570	552
4.750%, 02/23/2027 (A)		684	670
Elementia
5.500%, 01/15/2025		970	941
Mexican Bonos
10.000%, 12/05/2024	MXN	421,897	23,868
8.500%, 05/31/2029		37,676	1,990
8.500%, 11/18/2038		32,344	1,650
7.750%, 05/29/2031		93,939	4,640
7.750%, 11/13/2042		117,989	5,536
7.500%, 06/03/2027		294,746	14,693
6.500%, 06/10/2021		104,387	5,244
6.500%, 06/09/2022		186,400	9,250
5.750%, 03/05/2026		75,293	3,419
Mexican Bonos, Ser M20
8.000%, 12/07/2023		146,136	7,577
Mexico Cetes
7.830%, 05/23/2019 (C)		1,700,000	8,658
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,105	949

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.500%, 07/31/2047		$600	$516
Mexico Government International Bond
4.500%, 04/22/2029		3,255	3,276
4.150%, 03/28/2027		4,670	4,623
3.750%, 01/11/2028		2,927	2,803
Mexico Government International Bond MTN
5.750%, 10/12/2110		5,660	5,575
Petroleos Mexicanos
9.500%, 09/15/2027		215	245
7.470%, 11/12/2026	MXN	260,354	10,390
7.190%, 09/12/2024		242,573	10,227
6.625%, 06/15/2035		$7,384	6,683
6.500%, 01/23/2029 (A)		1,111	1,057
6.500%, 01/23/2029		5,208	4,955
6.500%, 06/02/2041		610	531
6.375%, 01/23/2045		1,300	1,092
6.350%, 02/12/2048		937	777
5.625%, 01/23/2046		581	455
5.350%, 02/12/2028 (A)		7,346	6,556
4.875%, 01/24/2022		1,938	1,922
Petroleos Mexicanos MTN
6.750%, 09/21/2047		810	704
6.375%, 01/23/2045 (A)		1,016	853
4.875%, 02/21/2028	EUR	5,491	6,172
4.625%, 09/21/2023		$759	724
			171,499

Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,173
Mongolia Government International Bond
5.625%, 05/01/2023		2,521	2,543
Mongolia Government International Bond MTN
8.750%, 03/09/2024		4,459	5,021
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	490
9.375%, 05/19/2020 (A)		453	473
			9,700

Morocco — 0.0%
OCP
6.875%, 04/25/2044 (A)		908	988

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		500	477

Netherlands — 0.2%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		138	131
4.625%, 08/10/2030 (A)		861	809

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	307

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Petrobras Global Finance BV
6.125%, 01/17/2022		$2,682	$2,823
			3,763

Nigeria — 2.2%
Nigeria Government Bond
13.980%, 02/23/2028	NGN	978,257	2,721
Nigeria Government International Bond
9.248%, 01/21/2049		$444	492
8.747%, 01/21/2031		1,153	1,259
8.747%, 01/21/2031 (A)		4,492	4,904
7.875%, 02/16/2032		5,627	5,761
7.696%, 02/23/2038		2,588	2,555
7.625%, 11/21/2025		557	592
7.143%, 02/23/2030 (A)		2,008	2,001
7.143%, 02/23/2030		1,222	1,217
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		4,003	3,883
6.500%, 11/28/2027 (A)		9,753	9,583
6.500%, 11/28/2027		760	747
Nigeria OMO Bill (C)
17.096%, 12/19/2019	NGN	786,314	1,929
17.044%, 12/12/2019		786,314	1,950
16.861%, 12/05/2019		2,380,558	5,915
16.665%, 01/30/2020		1,103,695	2,640
16.549%, 12/26/2019		786,195	1,939
Nigeria Treasury Bill
15.986%, 02/27/2020 (C)		332,994	798
			50,886

Oman — 1.3%
Oman Government International Bond
6.750%, 01/17/2048 (A)		$2,332	2,105
6.750%, 01/17/2048		3,902	3,522
6.500%, 03/08/2047 (A)		3,500	3,093
6.500%, 03/08/2047		2,108	1,863
5.625%, 01/17/2028		5,963	5,627
5.625%, 01/17/2028 (A)		9,370	8,843
5.375%, 03/08/2027 (A)		666	623
4.750%, 06/15/2026 (A)		1,910	1,750
4.125%, 01/17/2023 (A)		1,001	962
3.625%, 06/15/2021		1,296	1,264
			29,652

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 04/15/2024		950	1,000
8.250%, 09/30/2025 (A)		1,019	1,073
7.875%, 03/31/2036		285	269
6.875%, 12/05/2027 (A)		4,277	4,117
6.875%, 12/05/2027		755	727
			7,186

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Panama — 0.5%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		$5,257	$5,591
Panama Government International Bond
9.375%, 04/01/2029		975	1,395
8.125%, 04/28/2034		699	957
3.750%, 03/16/2025		2,674	2,713
			10,656

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		1,794	1,906
8.375%, 10/04/2028		400	425
			2,331

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,450	1,591
6.100%, 08/11/2044 (A)		883	969
5.600%, 03/13/2048		2,423	2,517
5.400%, 03/30/2050 (A)		1,318	1,337
5.400%, 03/30/2050		530	537
Telefonica Celular del Paraguay
6.750%, 12/13/2022		600	612
6.750%, 12/13/2022		200	204
			7,767

Peru — 2.0%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		323	359
Financiera de Desarrollo
3.250%, 07/15/2019		4,962	4,958
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,755
Inkia Energy
5.875%, 11/09/2027 (A)		$330	319
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		1,075	1,035
Peru Government Bond
8.200%, 08/12/2026	PEN	1,404	502
6.900%, 08/12/2037		19,493	6,414
6.350%, 08/12/2028		2,235	717
6.150%, 08/12/2032 (A)		21,502	6,693
5.940%, 02/12/2029 (A)		2,029	635
Peru LNG Srl
5.375%, 03/22/2030 (A)		$1,134	1,160
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	20,081	7,186
6.950%, 08/12/2031		16,382	5,460
6.950%, 08/12/2031		895	298
6.900%, 08/12/2037		15,459	5,086
6.850%, 02/12/2042		882	287
6.350%, 08/12/2028 (A)		1,999	641

308	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.350%, 08/12/2028	PEN	864	$277
5.700%, 08/12/2024 (A)		6,317	1,995
3.750%, 03/01/2030	EUR	519	714
Petroleos del Peru
5.625%, 06/19/2047 (A)		$539	550
4.750%, 06/19/2032 (A)		904	890
			47,931

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		4,221	4,297
3.900%, 11/26/2022	PHP	52,000	967
3.750%, 01/14/2029		$3,513	3,561
			8,825

Poland — 3.2%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	510
3.250%, 07/25/2025		40,716	11,206
2.750%, 04/25/2028		54,270	14,219
2.500%, 01/25/2023		52,697	14,174
2.500%, 04/25/2024		22,373	5,986
2.500%, 07/25/2026		41,759	10,943
2.500%, 07/25/2027		11,930	3,094
2.250%, 04/25/2022		29,692	7,934
1.576%, 07/25/2020 (C)		7,630	1,978
Poland Government International Bond
6.375%, 07/15/2019		$5,632	5,705
			75,749

Qatar — 0.4%
Qatar Government International Bond
5.103%, 04/23/2048		7,949	8,575
5.103%, 04/23/2048 (A)		1,381	1,490
			10,065

Romania — 1.2%
Romania Government Bond
5.800%, 07/26/2027	RON	7,990	2,068
4.850%, 04/22/2026		6,990	1,704
4.250%, 06/28/2023		30,990	7,448
4.000%, 10/27/2021		14,745	3,549
3.500%, 12/19/2022		1,755	414
3.400%, 03/08/2022		18,500	4,380
3.250%, 04/29/2024		5,060	1,158
Romanian Government International Bond
5.125%, 06/15/2048		$1,528	1,509
Romanian Government International Bond MTN
6.750%, 02/07/2022		2,756	2,990
3.875%, 10/29/2035	EUR	2,130	2,428
3.375%, 02/08/2038		1,170	1,238
			28,886

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Russia — 4.6%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	$1,620
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		2,347	2,347
GTH Finance BV
7.250%, 04/26/2023		608	647
6.250%, 04/26/2020		860	875
GTLK Europe DAC
5.950%, 07/19/2021		640	641
Ritekro (E)
10.490%, 11/07/2022 (C)(F)		538	397
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,245
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	83,614	1,291
8.150%, 02/03/2027		1,145,445	17,453
7.750%, 09/16/2026		290,584	4,333
7.700%, 03/23/2033		363,721	5,257
7.500%, 08/18/2021		57,927	875
7.250%, 05/10/2034		129,617	1,785
7.100%, 10/16/2024		131,150	1,909
7.050%, 01/19/2028		1,748,735	24,773
7.000%, 08/16/2023		677,190	9,907
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$4	4
5.875%, 09/16/2043		3,200	3,568
5.625%, 04/04/2042		1,200	1,293
5.250%, 06/23/2047		9,000	8,923
4.750%, 05/27/2026		10,400	10,556
4.250%, 06/23/2027		3,200	3,134
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,060
VEON Holdings BV
7.504%, 03/01/2022		210	229
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,670
6.800%, 11/22/2025 (A)		600	626
6.800%, 11/22/2025		240	250
			106,668

Saudi Arabia — 0.7%
Saudi Government International Bond
5.250%, 01/16/2050 (A)		4,428	4,632
4.375%, 04/16/2029 (A)		3,791	3,867
Saudi Government International Bond MTN
5.000%, 04/17/2049		4,095	4,158
4.500%, 04/17/2030		3,372	3,473
4.500%, 10/26/2046		521	501
			16,631

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	309

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Senegal — 0.3%
Senegal Government International Bond
6.750%, 03/13/2048		$1,384	$1,260
6.250%, 05/23/2033 (A)		242	230
4.750%, 03/13/2028	EUR	3,961	4,397
			5,887

Serbia — 0.5%
Serbia International Bond
7.250%, 09/28/2021		$2,980	3,224
7.250%, 09/28/2021		1,973	2,134
7.250%, 09/28/2021 (A)		300	325
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	356,620	3,688
4.500%, 01/11/2026		272,230	2,618
			11,989

South Africa — 4.0%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		$2,499	2,515
7.125%, 02/11/2025		1,870	1,882
5.750%, 01/26/2021 (A)		942	936
Eskom Holdings SOC Ltd MTN
7.500%, 09/15/2033	ZAR	52,500	2,819
6.750%, 08/06/2023		$2,940	2,959
6.350%, 08/10/2028 (A)		456	467
SASOL Financing USA LLC
6.500%, 09/26/2028		996	1,048
5.875%, 03/27/2024		661	685
South Africa Government Bond
10.500%, 12/21/2026	ZAR	105,108	8,219
9.000%, 01/31/2040		193,872	12,808
8.875%, 02/28/2035		70,609	4,710
8.750%, 01/31/2044		60,597	3,880
8.750%, 02/28/2048		210,880	13,460
8.500%, 01/31/2037		26,315	1,676
8.000%, 01/31/2030		30,240	1,965
7.000%, 02/28/2031		156,094	9,230
6.250%, 03/31/2036		93,224	4,767
South Africa Government International Bond
6.750%, 03/31/2021		5,816	412
6.300%, 06/22/2048		$2,533	2,586
5.875%, 09/16/2025		4,563	4,782
5.875%, 06/22/2030		2,969	3,041
5.650%, 09/27/2047		484	458
4.875%, 04/14/2026		4,665	4,614
4.300%, 10/12/2028		1,624	1,509
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,188
			92,616

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	$2,511

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		$2,629	2,642

Sri Lanka — 1.3%
Sri Lanka Government Bonds
11.750%, 06/15/2027	LKR	347,000	1,974
11.500%, 12/15/2021		260,000	1,463
11.500%, 08/01/2026		8,000	45
Sri Lanka Government International Bond
6.850%, 11/03/2025		$2,015	1,981
6.825%, 07/18/2026 (A)		1,612	1,574
6.825%, 07/18/2026		800	781
6.750%, 04/18/2028 (A)		7,829	7,456
6.750%, 04/18/2028		1,124	1,070
6.250%, 07/27/2021		2,202	2,215
6.200%, 05/11/2027		851	787
5.875%, 07/25/2022		2,644	2,604
5.875%, 07/25/2022 (A)		1,496	1,474
5.750%, 04/18/2023		1,798	1,745
5.750%, 04/18/2023 (A)		4,330	4,201
			29,370

Supranational — 0.4%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,258
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	827
7.200%, 07/09/2019	IDR	14,620,000	1,035
Inter-American Development Bank MTN
7.875%, 03/14/2023		73,150,000	5,240
			8,360

Suriname — 0.0%
Suriname Government International Bond
9.250%, 10/26/2026 (A)		$496	477

Thailand — 3.6%
Bank of Thailand Bill (C)
1.765%, 12/06/2019	THB	67,525	2,114
1.662%, 09/05/2019		31,820	1,001
1.466%, 06/06/2019		51,155	1,616
1.458%, 03/14/2019		41,000	1,301
PTTEP Treasury Center Co Ltd
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)		$866	863
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	119

310	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.875%, 06/22/2029	THB	35,000	$1,333
3.875%, 06/13/2019		164,248	5,243
3.775%, 06/25/2032		397,576	13,861
3.650%, 06/20/2031		133,000	4,592
3.625%, 06/16/2023		94,000	3,168
3.450%, 03/08/2019		18,355	583
3.400%, 06/17/2036		365,313	12,237
3.300%, 06/17/2038		50,100	1,644
2.875%, 12/17/2028		550,995	18,068
2.875%, 06/17/2046		4,865	146
2.550%, 06/26/2020		75,000	2,404
2.400%, 12/17/2023		157,251	5,035
2.125%, 12/17/2026		251,641	7,812
2.000%, 12/17/2022		18,637	590
			83,730

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025		$2,266	2,012
5.625%, 02/17/2024	EUR	2,780	2,963
			4,975

Turkey — 5.0%
Export Credit Bank of Turkey
8.250%, 01/24/2024 (A)		$627	652
6.125%, 05/03/2024 (A)		831	790
5.875%, 04/24/2019 (A)		200	200
5.375%, 10/24/2023 (A)		1,487	1,403
5.000%, 09/23/2021 (A)		674	655
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,191
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		7,506	7,507
QNB Finansbank
6.875%, 09/07/2024 (A)		898	895
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,701
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,489
5.125%, 09/29/2023 (A)		996	925
4.750%, 04/29/2021 (A)		756	729
Turkey Government Bond
16.200%, 06/14/2023	TRY	22,762	4,359
12.200%, 01/18/2023		31,877	5,343
11.000%, 03/02/2022		49,834	8,152
11.000%, 02/24/2027		11,775	1,819
10.700%, 02/17/2021		10,220	1,700
10.700%, 08/17/2022		36,882	5,906
10.600%, 02/11/2026		6,740	1,036
10.500%, 08/11/2027		52,492	7,868
10.400%, 03/20/2024		2,700	419
9.500%, 01/12/2022		19,328	3,045

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.400%, 07/08/2020	TRY	17,440	$2,930
9.200%, 09/22/2021		14,692	2,340
9.000%, 07/24/2024		15,540	2,242
8.500%, 09/14/2022		5,781	877
7.400%, 02/05/2020		7,215	1,222
7.100%, 03/08/2023		97,889	13,617
3.000%, 08/02/2023		11,953	2,243
Turkey Government International Bond
7.625%, 04/26/2029		$4,056	4,227
7.250%, 12/23/2023		5,092	5,308
7.000%, 03/11/2019		779	779
6.875%, 03/17/2036		1,630	1,565
6.125%, 10/24/2028		2,643	2,509
6.000%, 01/14/2041		3,900	3,369
5.625%, 03/30/2021		769	775
5.200%, 02/16/2026	EUR	2,194	2,567
5.125%, 02/17/2028		$7,269	6,506
4.875%, 10/09/2026		1,697	1,532
4.625%, 03/31/2025	EUR	1,014	1,165
4.250%, 04/14/2026		$1,449	1,275
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		1,730	1,550
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	583
			116,965

Ukraine — 1.8%
Ukraine Government International Bond
9.750%, 11/01/2028 (A)		2,464	2,468
9.750%, 11/01/2028		645	646
8.994%, 02/01/2024		368	364
7.750%, 09/01/2020 (A)		3,177	3,150
7.750%, 09/01/2021 (A)		1,486	1,460
7.750%, 09/01/2022		1,632	1,587
7.750%, 09/01/2023 (A)		700	671
7.750%, 09/01/2025 (A)		2,768	2,577
7.750%, 09/01/2026 (A)		11,708	10,801
7.750%, 09/01/2027		3,189	2,918
7.750%, 09/01/2027 (A)		1,379	1,262
7.375%, 09/25/2032		7,675	6,611
7.375%, 09/25/2032 (A)		473	408
3.318%, 05/31/2040 (A)(D)		7,954	5,126
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,219
			42,268

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047		2,405	2,436
4.600%, 11/02/2047 (A)		4,083	4,136
3.650%, 11/02/2029 (A)		1,550	1,520

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	311

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Abu Dhabi Government International Bond
3.125%, 10/11/2027		$2,108	$2,053
Acwa Power Management And Investments One Ltd
5.950%, 12/15/2039 (A)		2,135	2,122
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		1,740	1,798
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		796	841
			14,906

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/17/2029 (A)	IDR	88,081,000	6,463

United States — 0.0%
JBS Investments II GmbH
7.000%, 01/15/2026 (A)		$680	702

Uruguay — 0.7%
Uruguay Government International Bond
5.100%, 06/18/2050		1,059	1,088
4.375%, 10/27/2027		6,324	6,511
4.375%, 01/23/2031		7,354	7,497
4.125%, 11/20/2045		367	341
			15,437

Uzbekistan — 0.1%
Uzbekistan Goverment Bond MTN
5.375%, 02/20/2029		339	336
4.750%, 02/20/2024		931	925
			1,261

Venezuela — 0.9%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		3,202	881
6.000%, 05/16/2024 (G)		7,900	1,777
6.000%, 05/16/2024 (G)		16,821	3,785
6.000%, 05/16/2024 (G)		1,777	400
6.000%, 11/15/2026 (G)		24,577	5,530
5.500%, 04/12/2037 (G)		1,620	368
5.375%, 04/12/2027 (G)		7,825	1,839
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		3,400	1,054
9.250%, 05/07/2028 (G)		4,965	1,452
8.250%, 10/13/2024 (G)		4,151	1,225
7.750%, 10/13/2019 (G)		7,816	2,286
			20,597

Zambia — 0.3%
Zambia Government International Bond
8.970%, 07/30/2027		3,553	2,869
8.500%, 04/14/2024 (A)		3,665	2,970

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.500%, 04/14/2024	$30	$24
5.375%, 09/20/2022 (A)	2,021	1,576
		7,439
Total Global Bonds (Cost $2,282,625) ($ Thousands)		2,207,613

Total Investments in Securities — 94.4% (Cost $2,282,625) ($ Thousands)		$2,207,613

312	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(10)	Jun-2019	$(1,863)	$(1,853)	$14
Euro-Bund	(213)	Mar-2019	(39,392)	(40,095)	(579)
Euro-Buxl 30 Year Bond	(32)	Mar-2019	(6,503)	(6,706)	(183)
JSE Bond Future R023	1,115	May-2019	8,096	8,030	66
JSE Bond Future R186	2,080	May-2019	16,926	16,813	166
JSE Bond Future R2032	966	May-2019	6,318	6,290	79
JSE Bond Future R2035	1,200	May-2019	8,158	8,116	95
JSE Bond Future R2040	228	May-2019	1,547	1,539	17
JSE Bond Future R208	93	May-2019	673	663	1
JSE Bond Future R209	907	May-2019	4,709	4,684	54
U.S. 10-Year Treasury Note	276	Jun-2019	33,766	33,672	(94)
U.S. Ultra Long Treasury Bond	90	Jun-2019	14,566	14,363	(203)

			$47,001	$45,516	$(567)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/20/19	IDR	16,624,717	USD	1,125	$(51)
Citigroup	03/01/19 - 03/07/19	EUR	12,434	RON	59,875	207
Citigroup	03/07/19	EUR	3,308	RON	15,536	(40)
Citigroup	03/07/19	RON	13,747	EUR	2,930	39
Citigroup	03/01/19 - 03/07/19	RON	42,804	EUR	8,974	(52)
Citigroup	03/05/19 - 05/07/19	EUR	776	USD	881	(5)
Citigroup	03/05/19	USD	4,745	EUR	4,178	13
Citigroup	03/06/19	BRL	6,405	USD	1,700	(7)
Citigroup	03/06/19 - 03/20/19	USD	13,184	RUB	889,546	310
Citigroup	03/06/19	RUB	134,205	USD	2,023	(13)
Citigroup	03/11/19	USD	1,970	TRY	10,940	73
Citigroup	03/11/19 - 03/20/19	TRY	44,076	USD	7,762	(462)
Citigroup	03/11/19 - 04/30/19	THB	246,578	USD	7,839	7
Citigroup	03/20/19	THB	66,779	USD	2,077	(43)
Citigroup	03/15/19	USD	1,923	BRL	7,398	48
Citigroup	04/15/19	USD	27,777	BRL	104,067	(100)
Citigroup	03/20/19	USD	5,199	PEN	17,571	114
Citigroup	03/20/19	USD	6,640	KZT	2,511,029	55
Citigroup	03/20/19	GHS	7,071	USD	1,407	93
Citigroup	03/20/19	USD	10,162	ZAR	147,480	309
Citigroup	03/20/19	USD	3,199	HUF	886,388	1
Citigroup	03/20/19	USD	7,795	HUF	2,155,931	(12)
Citigroup	03/20/19	USD	11,306	COP	35,105,874	87
Citigroup	03/20/19	PLN	12,247	USD	3,265	22
Citigroup	03/20/19 - 04/03/19	USD	5,610	MXN	116,773	425
Citigroup	04/03/19	USD	7,629	MXN	146,717	(50)
Citigroup	03/20/19	USD	21,847	CZK	496,237	225
Citigroup	03/20/19	USD	23,924	THB	780,894	867
Citigroup	06/07/19	ZAR	6,135	USD	437	6
Citigroup	03/20/19	ZAR	17,966	USD	1,247	(29)
Citigroup	04/03/19	MXN	63,616	USD	3,312	26

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	313

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/20/19 - 04/03/19	MXN	289,072	USD	14,439	$(495)
Citigroup	03/20/19	CZK	231,023	USD	10,302	26
Citigroup	03/20/19	CZK	141,581	USD	6,285	(13)
Citigroup	03/20/19	HUF	545,060	EUR	1,715	(13)
Citigroup	03/20/19	PHP	585,575	USD	10,932	(374)
Citigroup	03/20/19	INR	829,240	USD	11,353	(298)
Citigroup	03/20/19	CLP	7,740,774	USD	11,858	35
Citigroup	04/18/19	CLP	1,305,087	USD	1,993	—
Citigroup	03/20/19	COP	47,155,223	USD	14,783	(521)
Citigroup	03/22/19	EUR	3,186	CZK	82,223	24
Citigroup	03/22/19 - 04/30/19	EUR	3,404	HUF	1,084,973	35
Citigroup	03/22/19	CZK	41,561	EUR	1,609	(14)
Citigroup	04/08/19	USD	1,986	AUD	2,749	(29)
Citigroup	05/07/19	PLN	1,575	EUR	366	1
Citigroup	05/07/19	EUR	6,045	PLN	26,296	55
Citigroup	05/07/19	EUR	2,650	PLN	11,401	(10)
Citigroup	08/07/19	USD	1,240	GHS	7,082	20
Citigroup	08/21/19	USD	5,901	NGN	2,218,860	29
Citigroup	10/18/19	USD	537	CNY	3,774	25
Citigroup	12/19/19	NGN	2,218,860	USD	5,726	(50)
Goldman Sachs	03/05/19 - 03/20/19	USD	8,673	EUR	7,635	26
Goldman Sachs	03/20/19	USD	3,993	EUR	3,476	(30)
Goldman Sachs	03/20/19	EUR	18,847	USD	21,600	110
Goldman Sachs	03/05/19 - 03/20/19	EUR	1,702	USD	1,932	(6)
Goldman Sachs	03/06/19 - 03/20/19	USD	10,273	RUB	688,549	164
Goldman Sachs	05/21/19	USD	14,161	RUB	939,167	(66)
Goldman Sachs	03/06/19 - 04/15/19	USD	30,453	BRL	113,234	(265)
Goldman Sachs	03/06/19 - 04/15/19	BRL	26,341	USD	7,058	49
Goldman Sachs	03/06/19 - 03/15/19	BRL	22,138	USD	5,703	(199)
Goldman Sachs	03/06/19	RUB	939,167	USD	14,302	54
Goldman Sachs	03/06/19 - 03/20/19	RUB	1,137,661	USD	17,001	(233)
Goldman Sachs	03/07/19	EUR	4,306	RON	20,523	19
Goldman Sachs	03/07/19	EUR	1,494	RON	7,060	(7)
Goldman Sachs	03/20/19	USD	2,907	ZAR	41,580	45
Goldman Sachs	03/07/19 - 03/20/19	USD	22,284	ZAR	309,022	(338)
Goldman Sachs	03/07/19 - 06/07/19	RON	25,319	EUR	5,264	(28)
Goldman Sachs	03/11/19 - 03/20/19	USD	14,068	TRY	77,290	327
Goldman Sachs	03/11/19	USD	3,000	TRY	16,038	(5)
Goldman Sachs	03/11/19	TRY	8,082	USD	1,528	19
Goldman Sachs	03/11/19	TRY	41,912	USD	7,651	(177)
Goldman Sachs	03/15/19	ARS	165,503	USD	4,195	(3)
Goldman Sachs	03/18/19	JPY	412,438	USD	3,784	75
Goldman Sachs	03/20/19	USD	1,012	CZK	22,860	5
Goldman Sachs	03/20/19	USD	2,045	ILS	7,452	14
Goldman Sachs	03/20/19 - 08/06/19	USD	6,049	KZT	2,292,951	49
Goldman Sachs	03/20/19	USD	9,044	IDR	130,776,115	212
Goldman Sachs	03/20/19	USD	10,356	HUF	2,882,794	52
Goldman Sachs	03/20/19	USD	11,523	KRW	12,801,980	(136)
Goldman Sachs	03/20/19	USD	15,350	RON	63,260	(177)
Goldman Sachs	03/20/19	USD	15,633	CLP	10,713,403	730

314	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/20/19	RON	24,834	USD	5,917	$(39)
Goldman Sachs	03/20/19	PLN	25,280	USD	6,716	21
Goldman Sachs	03/20/19 - 04/03/19	USD	18,995	MXN	389,780	1,153
Goldman Sachs	04/03/19	USD	17,631	MXN	340,452	(46)
Goldman Sachs	03/20/19 - 06/07/19	ZAR	74,291	USD	5,315	42
Goldman Sachs	04/03/19	MXN	44,186	USD	2,300	17
Goldman Sachs	03/20/19 - 04/03/19	MXN	378,338	USD	18,752	(799)
Goldman Sachs	03/20/19	PHP	531,310	USD	10,017	(241)
Goldman Sachs	03/20/19 - 11/20/19	NGN	2,471,322	USD	6,484	(176)
Goldman Sachs	03/20/19	COP	7,194,242	USD	2,264	(71)
Goldman Sachs	03/20/19 - 04/15/19	IDR	52,873,874	USD	3,704	(22)
Goldman Sachs	03/22/19 - 04/30/19	EUR	4,056	HUF	1,298,929	64
Goldman Sachs	03/22/19	EUR	4,962	CZK	127,707	23
Goldman Sachs	03/22/19	CZK	89,844	EUR	3,476	(33)
Goldman Sachs	04/15/19	INR	277,121	USD	3,887	2
Goldman Sachs	04/18/19	CLP	1,614,112	USD	2,436	(30)
Goldman Sachs	04/30/19	HUF	1,019,684	EUR	3,187	(47)
Goldman Sachs	05/07/19	EUR	4,030	PLN	17,534	38
Goldman Sachs	05/07/19	PLN	15,003	EUR	3,476	—
Goldman Sachs	05/15/19	USD	62	COP	193,523	—
Goldman Sachs	10/18/19	USD	3,978	CNY	27,648	142
JPMorgan Chase Bank	03/05/19	USD	8,857	PEN	29,938	198
JPMorgan Chase Bank	03/05/19	PEN	13,998	USD	4,146	(88)
JPMorgan Chase Bank	03/05/19 - 04/03/19	USD	16,775	EUR	14,767	63
JPMorgan Chase Bank	03/05/19 - 03/11/19	USD	10,017	EUR	8,731	(70)
JPMorgan Chase Bank	03/05/19 - 05/03/19	EUR	113,761	USD	130,489	748
JPMorgan Chase Bank	03/05/19 - 05/03/19	EUR	18,364	USD	20,819	(107)
JPMorgan Chase Bank	03/06/19	USD	3,902	RUB	260,591	51
JPMorgan Chase Bank	03/06/19	RUB	132,292	USD	1,973	(34)
JPMorgan Chase Bank	03/20/19 - 03/22/19	BRL	38,540	USD	10,323	56
JPMorgan Chase Bank	03/06/19 - 03/21/19	BRL	120,998	USD	31,167	(1,085)
JPMorgan Chase Bank	03/07/19	EUR	3,361	RON	15,769	(45)
JPMorgan Chase Bank	03/07/19	USD	4,534	ZAR	64,136	26
JPMorgan Chase Bank	04/01/19	USD	94	ZAR	1,314	(1)
JPMorgan Chase Bank	03/07/19	RON	37,415	EUR	7,970	101
JPMorgan Chase Bank	03/07/19	RON	20,000	EUR	4,180	(38)
JPMorgan Chase Bank	03/07/19 - 04/01/19	ZAR	148,686	USD	11,038	472
JPMorgan Chase Bank	03/11/19	USD	333	THB	10,615	3
JPMorgan Chase Bank	04/05/19	USD	4,127	THB	129,068	(28)
JPMorgan Chase Bank	03/11/19	TRY	21,579	USD	3,826	(204)
JPMorgan Chase Bank	04/30/19	THB	40,636	USD	1,300	8
JPMorgan Chase Bank	03/11/19 - 04/30/19	THB	73,483	USD	2,324	(10)
JPMorgan Chase Bank	03/20/19	USD	93	RUB	6,110	—
JPMorgan Chase Bank	03/20/19	USD	122	COP	381,017	2
JPMorgan Chase Bank	03/20/19	USD	226	CLP	149,140	2
JPMorgan Chase Bank	03/20/19	USD	1,841	HUF	504,730	(18)
JPMorgan Chase Bank	03/20/19	USD	3,500	PHP	182,310	20
JPMorgan Chase Bank	03/20/19	USD	6,844	IDR	96,275,477	(30)
JPMorgan Chase Bank	03/25/19	USD	1,521	ARS	60,885	9
JPMorgan Chase Bank	03/20/19 - 05/22/19	USD	6,772	ARS	272,800	(73)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	315

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/20/19	USD	14,137	CNY	96,704	$319
JPMorgan Chase Bank	03/20/19 - 03/21/19	PEN	23,088	USD	6,910	(71)
JPMorgan Chase Bank	03/20/19	RUB	194,995	USD	2,960	8
JPMorgan Chase Bank	03/20/19	RUB	62,795	USD	907	(44)
JPMorgan Chase Bank	03/20/19 - 03/21/19	THB	305,236	USD	9,752	62
JPMorgan Chase Bank	03/20/19	TWD	851,455	USD	27,950	291
JPMorgan Chase Bank	03/20/19	COP	13,761,384	USD	4,389	(78)
JPMorgan Chase Bank	03/20/19	IDR	14,706,000	USD	1,044	3
JPMorgan Chase Bank	03/22/19	USD	95	BRL	353	(1)
JPMorgan Chase Bank	03/22/19	EUR	9,300	CZK	240,418	89
JPMorgan Chase Bank	03/22/19	CZK	100,650	EUR	3,911	(17)
JPMorgan Chase Bank	03/22/19 - 04/01/19	MXN	109,218	USD	5,699	50
JPMorgan Chase Bank	04/03/19	MXN	303,078	USD	15,152	(503)
JPMorgan Chase Bank	04/01/19	USD	109	TRY	592	1
JPMorgan Chase Bank	04/01/19	TRY	2,792	USD	509	(7)
JPMorgan Chase Bank	04/01/19	USD	13,272	RON	55,562	52
JPMorgan Chase Bank	04/03/19	USD	13,051	MXN	259,213	338
JPMorgan Chase Bank	04/01/19 - 04/03/19	USD	3,689	MXN	70,357	(55)
JPMorgan Chase Bank	04/01/19	USD	172	PLN	656	2
JPMorgan Chase Bank	04/01/19	USD	22,154	PLN	83,245	(98)
JPMorgan Chase Bank	04/01/19	HUF	521,076	USD	1,880	(4)
JPMorgan Chase Bank	04/15/19	BRL	3,112	USD	843	16
JPMorgan Chase Bank	04/15/19	USD	3,916	CNY	26,421	32
JPMorgan Chase Bank	04/15/19	USD	432	IDR	6,142,756	1
JPMorgan Chase Bank	04/15/19	USD	4,690	IDR	66,396,529	(17)
JPMorgan Chase Bank	04/15/19 - 10/18/19	CNY	31,336	USD	4,483	(187)
JPMorgan Chase Bank	04/15/19	KRW	4,320,391	USD	3,888	42
JPMorgan Chase Bank	04/15/19	IDR	56,977,277	USD	4,034	24
JPMorgan Chase Bank	04/18/19	USD	7,420	CLP	5,023,337	253
JPMorgan Chase Bank	04/30/19	EUR	996	HUF	317,298	10
JPMorgan Chase Bank	05/07/19	EUR	1,733	PLN	7,535	15
JPMorgan Chase Bank	05/14/19	USD	158	PHP	8,256	1
JPMorgan Chase Bank	07/31/19 - 08/06/19	USD	3,186	KZT	1,246,254	78
JPMorgan Chase Bank	10/19/20	USD	240	UYU	9,000	17
Merrill Lynch	03/20/19	USD	–	PLN	–	—
Merrill Lynch	03/20/19	ILS	–	USD	–	—
Merrill Lynch	03/20/19	USD	19,115	PLN	72,578	105
Merrill Lynch	03/20/19	ILS	39,947	USD	10,667	(371)
Merrill Lynch	03/20/19	MXN	46,446	USD	2,335	(69)
Standard Bank	03/04/19 - 03/11/19	USD	4,679	MYR	19,163	33
Standard Bank	03/04/19 - 05/31/19	MYR	77,590	USD	18,854	(225)
Standard Bank	03/05/19	USD	4,639	EUR	4,088	16
Standard Bank	03/05/19 - 03/20/19	USD	2,454	EUR	2,133	(22)
Standard Bank	03/06/19 - 03/15/19	BRL	11,090	USD	2,893	(63)
Standard Bank	06/04/19	USD	609	BRL	2,302	1
Standard Bank	03/06/19 - 04/15/19	USD	10,535	BRL	39,480	(33)
Standard Bank	03/11/19 - 03/20/19	USD	3,019	THB	96,300	38
Standard Bank	04/30/19	USD	2,968	THB	92,792	(19)
Standard Bank	03/20/19	USD	997	KZT	381,966	22
Standard Bank	03/20/19	USD	1,405	PLN	5,212	(25)

316	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/20/19	EUR	2,117	USD	2,427	$13
Standard Bank	03/20/19	EUR	1,863	USD	2,109	(16)
Standard Bank	03/20/19	PHP	5,257	USD	98	(3)
Standard Bank	03/20/19	GHS	7,844	USD	1,519	61
Standard Bank	03/20/19	USD	11,676	INR	829,240	(25)
Standard Bank	03/20/19	INR	851,679	USD	11,804	(163)
Standard Bank	03/20/19 - 04/15/19	IDR	72,761,623	USD	4,930	(218)
Standard Bank	04/03/19	MXN	42,127	USD	2,153	(23)
Standard Bank	04/15/19	USD	911	IDR	12,875,823	(4)
Standard Bank	04/30/19	THB	2,487	USD	79	1
Standard Bank	05/02/19	USD	4,805	PEN	15,940	10
Standard Bank	08/07/19	USD	588	GHS	3,377	12
Standard Bank	08/07/19	USD	1,585	GHS	8,884	(5)
Standard Bank	08/21/19 - 11/20/19	NGN	2,964,950	USD	7,622	(226)
Standard Chartered	03/06/19	USD	2,270	BRL	8,442	(20)
State Street	05/03/19	USD	1,027	EUR	900	3
State Street	03/05/19	USD	11,936	EUR	10,421	(69)
State Street	03/18/19	USD	3,849	JPY	416,091	(107)
State Street	04/03/19	USD	6,081	MXN	124,579	354
State Street	04/03/19	EUR	24,844	USD	28,372	11
State Street	04/03/19	MXN	53,893	USD	2,583	(201)

						$97

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2019, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.45%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	92,681	$(181)	$–	$(181)
2.439%	6M HUF BUBOR	Semi-Annually	06/08/2028	HUF	319,300	(17)	–	(17)
2.379%	6M HUF BUBOR	Semi-Annually	06/07/2028	HUF	405,700	255	–	255
1D BRL CETIP	12.34%	Annually	01/02/2028	BRL	7,521	239	–	239
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	(28)	–	(28)
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	60,251	(59)	–	(59)
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	(5)	–	(5)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	(25)	–	(25)
28D MXN MXIBOR (TIIE)	7.755%	Monthly	02/24/2025	MXN	30,000	(27)	–	(27)
2.76%	7D CNRR007	Quarterly	01/09/2024	CNY	28,500	(29)	–	(29)
2.70%	6M HUF BUBOR	Semi-Annually	06/13/2028	HUF	667,750	(89)	–	(89)
1D BRL BROIS (CETIP)	11.475%	Annually	01/02/2023	BRL	7,562	172	–	172
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	198,683	(415)	–	(415)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	(100)	–	(100)
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	99,598	(68)	–	(68)
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	(3)	–	(3)
1D BRL BROIS (CETIP)	9.46%	Annually	01/03/2022	BRL	24,056	243	–	243
8.09%	28D MXIBOR	Monthly	01/28/2021	MXN	193,370	(14)	–	(14)
8.145%	28D MXIBOR	Monthly	01/28/2021	MXN	197,867	(19)	–	(19)
7.2875%	3M ZAR JIBAR	Quarterly	01/07/2021	ZAR	354,524	(70)	–	(70)
7.8875%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	16,834	53	–	53
1D BRL BROIS (CETIP)	9.255%	Annually	01/02/2023	BRL	2,474	20	–	20
2.969% FIXED	6M BUBOR	Semi-Annually	02/08/2029	HUF	1,800,000	31	–	31

						$(136)	$–	$(136)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	317

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at February 28, 2019, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	Republic of Ecuador	Sell	5.00%	Quarterly	12/20/2019	$(3,400)	$47	$(45)	$92
JPMorgan Chase	Argentina Republic Of Government	Sell	5.00%	Quarterly	06/20/2023	(2,769)	(134)	197	(331)

							$(87)	$152	$(239)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Depreciation (Thousands)

Goldman Sachs	16.625%	3-MONTH USD - LIBOR	Quarterly	03/11/2024	TRY	6,470	$(182)	$–	$(182)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annually	10/10/2019	HUF	4,000,000	$(73)	$–	$(73)
Goldman Sachs	1-DAY BRL - CETIP	9.73%	Annually	01/02/2020	BRL	6,161	49	–	49
JPMorgan Chase	1-DAY BRL - CETIP	9.605%	Annually	01/02/2020	BRL	5,083	39	–	39
JPMorgan Chase	1-DAY BRL - CETIP	9.065%	Annually	01/02/2020	BRL	11,157	69	–	69
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	6,073	79	–	79
Goldman Sachs	3M RUB MOSPRIME	6.53%	Annually	03/27/2020	RUB	2,100,000	(790)	–	(790)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	2,100,000	(46)	–	(46)
Goldman Sachs	.565%	3M TELBOR	Quarterly	11/26/2020	ILS	72,500	(73)	–	(73)
Citibank	0.72%	3M TELBOR	Quarterly	12/12/2020	ILS	71,947	(116)	–	(116)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	549	–	549
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	4	–	4
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	148	–	148
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	89	–	89
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	84	–	84
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	106	–	106
JPMorgan Chase	1-DAY BRL - CETIP	8.655%	Annually	01/04/2021	BRL	4,925	38	–	38
Goldman Sachs	3M MOSPRIME	9.005% FIXED	Quarterly	02/21/2021	RUB	1,677,896	(13)	–	(13)
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(188)	–	(188)
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	875,267	(52)	–	(52)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	29	–	29
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	69	–	69
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	2,251,935	(19)	–	(19)
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annually	04/06/2022	HUF	400,000	(16)	–	(16)
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annually	05/10/2022	CLP	933,434	2	–	2
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	(368)	–	(368)
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	(125)	–	(125)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	166	–	166
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	246	–	246
Goldman Sachs	3M TELBOR	1.335%	Annually	11/26/2023	ILS	30,000	(100)	–	(100)
Citibank	3M TELBOR	1.402	Quarterly	12/12/2023	ILS	29,636	227	–	227
Goldman Sachs	2.77%	7D CNRR007	Quarterly	01/09/2024	CNY	28,500	(24)	–	(24)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(141)	–	(141)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(118)	–	(118)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(375)	–	(375)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(292)	–	(292)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(199)	–	(199)

318	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	8.024%	3M ZAR JIBAR	Quarterly	05/18/2028	ZAR	82,000	$(24)	$–	$(24)
							$(1,159)	$–	$(1,159)

Percentages are based on Net Assets of $2,339,479 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $358,787 ($ Thousands), representing 15.3% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2019 was $397 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(G)	Security is in default on interest payment.

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EUR — Euro

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lankan Rupee

LLC — Limited Liability Company

Ltd. — Limited

MosPrime — Moscow Prime Offered Rate

MTN — Medium Term Note

MXIBOR — Mexican Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$3,103	$2,204,113	$397	$2,207,613

Total Investments in Securities	$3,103	$2,204,113	$397	$2,207,613

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$492	$–	$–	$492
Unrealized Depreciation	(1,059)	–	–	(1,059)
Forwards Contracts*
Unrealized Appreciation	–	10,772	–	10,772
Unrealized Depreciation	–	(10,675)	–	(10,675)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	92	–	92
Unrealized Depreciation	–	(331)	–	(331)
Interest Rate Swaps*
Unrealized Appreciation	–	1,993	–	1,993
Unrealized Depreciation	–	(3,152)	–	(3,152)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,013	–	1,013
Unrealized Depreciation	–	(1,149)	–	(1,149)

Total Other Financial Instruments	$(567)	$(1,437)	$–	$(2,004)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	319

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Emerging Markets Debt Fund (Continued)

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

320	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 98.2%
U.S. Treasury Inflation-Protected Securities
1.250%, 07/15/2020	$17,153	$17,381
1.125%, 01/15/2021	19,637	19,811
0.625%, 07/15/2021	20,853	20,937
0.625%, 04/15/2023	23,810	23,783
0.625%, 01/15/2024	23,753	23,771
0.375%, 07/15/2023	23,674	23,526
0.125%, 04/15/2020	28,727	28,505
0.125%, 04/15/2021	24,959	24,630
0.125%, 01/15/2022	23,030	22,696
0.125%, 04/15/2022	24,316	23,891
0.125%, 07/15/2022	23,754	23,457
0.125%, 01/15/2023	23,865	23,407

Total U.S. Treasury Obligations (Cost $276,123) ($ Thousands)		275,795

Total Investments in Securities — 98.2% (Cost $276,123) ($ Thousands)		$275,795

Percentages are based on Net Assets of $280,960 ($ Thousands).

As of February 28, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	321

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.9%

Communication Services — 3.0%
AT&T
5.200%, 03/15/2020	$4,190	$4,287
3.437%, VAR ICE LIBOR USD 3 Month+0.650%, 01/15/2020	6,720	6,744
CBS
4.300%, 02/15/2021	2,470	2,515
Comcast
3.450%, 10/01/2021	1,000	1,012
3.300%, 10/01/2020	7,020	7,067
Discovery Communications LLC
4.375%, 06/15/2021	3,310	3,380
2.750%, 11/15/2019 (A)	600	598
2.200%, 09/20/2019	4,595	4,573
Fox
3.666%, 01/25/2022 (A)	1,680	1,700
Interpublic Group of Companies
3.500%, 10/01/2020	4,840	4,864
NBCUniversal Enterprise
1.974%, 04/15/2019 (A)	3,050	3,048
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	1,770	1,759
Verizon Communications
3.558%, VAR ICE LIBOR USD 3 Month+0.770%, 06/17/2019	2,210	2,215
3.213%, VAR ICE LIBOR USD 3 Month+0.550%, 05/22/2020	3,370	3,384

		47,146

Consumer Discretionary — 1.9%
Alimentation Couche-Tard
2.350%, 12/13/2019 (A)	1,000	995
BMW US Capital LLC
3.207%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	6,470	6,460
3.175%, VAR ICE LIBOR USD 3 Month+0.380%, 04/06/2020 (A)	1,600	1,601
Daimler Finance North America LLC
1.500%, 07/05/2019 (A)	750	747
Dollar Tree
3.473%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,200	1,200
Ford Motor Credit LLC
5.875%, 08/02/2021	130	134
5.750%, 02/01/2021	1,000	1,027
5.596%, 01/07/2022	1,450	1,486
3.818%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	400	380
3.677%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	500	482
2.681%, 01/09/2020	750	744

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors Financial
3.727%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	$4,120	$4,119
3.150%, 01/15/2020	750	750
2.400%, 05/09/2019	500	499
Newell Brands
2.600%, 03/29/2019	1,000	1,000
Volkswagen Group of America Finance LLC
3.875%, 11/13/2020 (A)	5,100	5,154
2.125%, 05/23/2019 (A)	2,216	2,212

		28,990

Consumer Staples — 3.0%
Anheuser-Busch InBev Worldwide
6.875%, 11/15/2019	1,000	1,028
BAT Capital
2.764%, 08/15/2022	1,509	1,469
2.297%, 08/14/2020	9,960	9,814
Bayer US Finance LLC
2.375%, 10/08/2019 (A)	850	846
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	1,500	1,498
Campbell Soup
3.418%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	500	495
3.300%, 03/15/2021	625	624
Conagra Brands
3.297%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,092
Constellation Brands
3.384%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	665	662
2.000%, 11/07/2019	1,000	993
Danone
1.691%, 10/30/2019 (A)	1,000	990
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,000	1,008
General Mills
3.319%, VAR ICE LIBOR USD 3 Month+0.540%, 04/16/2021	6,000	5,965
Kraft Heinz Foods
5.375%, 02/10/2020	1,100	1,122
3.267%, VAR ICE LIBOR USD 3 Month+0.570%, 02/10/2021	3,096	3,070
Molson Coors Brewing
2.250%, 03/15/2020	750	744
Mondelez International Holdings Netherlands
1.625%, 10/28/2019 (A)	7,870	7,801
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,000	993

322	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Takeda Pharmaceutical
3.800%, 11/26/2020 (A)	$3,980	$4,015
Tyson Foods
2.650%, 08/15/2019	785	784
Walgreens Boots Alliance
2.700%, 11/18/2019	900	899

		45,912

Energy — 1.0%
Energy Transfer Partners
5.875%, 03/01/2022	250	265
5.750%, 09/01/2020	1,468	1,511
Kinder Morgan
5.000%, 02/15/2021 (A)	5,000	5,153
Kinder Morgan Energy Partners
3.500%, 03/01/2021	3,200	3,220
Petroleos Mexicanos
5.500%, 01/21/2021	4,945	5,008
Williams Partners
3.600%, 03/15/2022	250	251

		15,408

Financials — 24.4%
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,500	1,499
American Express Credit
MTN 3.828%, VAR ICE LIBOR USD 3 Month+1.050%, 09/14/2020	3,270	3,305
2.200%, 03/03/2020	10,600	10,533
Athene Global Funding
2.750%, 04/20/2020 (A)	7,535	7,492
Bank of America
7.625%, 06/01/2019	750	759
3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,005
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,443
Bank of America MTN
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,515	2,489
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	11,335	11,212
Bank of Montreal
1.750%, 06/15/2021 (A)	14,800	14,428
Bank of Montreal MTN
3.152%, VAR ICE LIBOR USD 3 Month+0.400%, 01/22/2021	10,980	10,983
Bank of New York Mellon MTN
2.300%, 09/11/2019	1,500	1,497
Bank of Nova Scotia
1.875%, 04/26/2021	13,050	12,771

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T MTN
2.625%, 06/29/2020	$4,000	$3,984
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,267
Capital One Financial
3.450%, 04/30/2021	8,155	8,195
2.500%, 05/12/2020	4,630	4,599
Charles Schwab
3.250%, 05/21/2021	2,152	2,174
Citibank
3.400%, 07/23/2021	250	252
3.050%, 05/01/2020	1,610	1,612
Citigroup
8.500%, 05/22/2019	1,000	1,012
2.900%, 12/08/2021	9,200	9,151
2.700%, 03/30/2021	2,845	2,830
2.650%, 10/26/2020	5,394	5,364
2.500%, 07/29/2019	1,000	999
Citizens Bank
3.413%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	3,660	3,662
2.250%, 10/30/2020	6,550	6,455
Cooperatieve Rabobank UA
3.125%, 04/26/2021	5,350	5,364
Credit Suisse NY
3.000%, 10/29/2021	6,929	6,920
Fifth Third Bank
2.200%, 10/30/2020	3,020	2,982
General Electric MTN
6.000%, 08/07/2019	4,536	4,589
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,530	3,545
Goldman Sachs Group
5.250%, 07/27/2021	6,905	7,220
2.550%, 10/23/2019	3,500	3,492
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	490
HCP
3.150%, 08/01/2022	585	579
HSBC Bank PLC
4.125%, 08/12/2020 (A)	7,418	7,523
Jackson National Life Global Funding
3.251%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	10,755	10,727
2.250%, 04/29/2021 (A)	2,265	2,227
JPMorgan Chase
6.300%, 04/23/2019	3,500	3,517
2.550%, 03/01/2021	4,036	3,999
JPMorgan Chase Bank
3.105%, VAR ICE LIBOR USD 3 Month+0.340%, 04/26/2021	5,030	5,028

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	323

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	$735	$735
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,085	2,077
KeyBank
3.396%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	12,340	12,357
KeyCorp MTN
2.900%, 09/15/2020	4,670	4,672
Lloyds Bank
6.375%, 01/21/2021	1,250	1,322
3.300%, 05/07/2021	1,025	1,026
Macquarie Bank MTN
2.600%, 06/24/2019 (A)	650	650
Manufacturers & Traders Trust
2.050%, 08/17/2020	9,590	9,468
MassMutual Global Funding II
1.550%, 10/11/2019 (A)	5,774	5,734
Morgan Stanley
5.750%, 01/25/2021	6,943	7,276
Morgan Stanley MTN
7.300%, 05/13/2019	1,500	1,513
5.625%, 09/23/2019	1,000	1,014
3.247%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,002
2.625%, 11/17/2021	7,180	7,086
New York Life Global Funding
3.016%, VAR ICE LIBOR USD 3 Month+0.280%, 01/28/2021 (A)	3,570	3,570
2.957%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	3,550	3,552
1.950%, 09/28/2020 (A)	6,300	6,213
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	980
PNC Bank
2.500%, 01/22/2021	5,585	5,527
1.950%, 03/04/2019	2,000	2,000
PNC Bank MTN
2.300%, 06/01/2020	3,465	3,441
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	7,170	7,125
Protective Life Global Funding
1.555%, 09/13/2019 (A)	7,330	7,281
Prudential Financial MTN
5.375%, 06/21/2020	2,000	2,063
4.500%, 11/15/2020	6,447	6,608
2.350%, 08/15/2019	1,152	1,149
Royal Bank of Canada
1.875%, 02/05/2020	7,280	7,219
Royal Bank of Canada MTN
3.141%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	3,550	3,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK
3.400%, 06/01/2021	$585	$586
2.350%, 09/10/2019	1,500	1,497
SunTrust Bank
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	4,500	4,532
2.900%, 03/03/2021	4,995	4,982
UBS
2.949%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (A)	1,500	1,501
UBS MTN
2.200%, 06/08/2020 (A)	8,015	7,934
US Bank
3.050%, 07/24/2020	2,160	2,166
3.048%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	8,310	8,321
WEA Finance LLC
2.700%, 09/17/2019 (A)	1,145	1,144
Wells Fargo
3.627%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	6,170	6,214
Wells Fargo MTN
2.625%, 07/22/2022	225	221
2.600%, 07/22/2020	6,330	6,301
2.150%, 01/30/2020	2,000	1,987
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,012
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	615	616
2.400%, 01/15/2020	5,040	5,021

		376,421

Health Care — 4.3%
AbbVie
3.750%, 11/14/2023	550	556
2.500%, 05/14/2020	7,860	7,808
Allergan Sales LLC
5.000%, 12/15/2021 (A)	500	517
Amgen
2.200%, 05/11/2020	1,530	1,516
Becton Dickinson
2.675%, 12/15/2019	1,000	996
Boston Scientific
6.000%, 01/15/2020	750	769
Celgene
2.875%, 02/19/2021	6,170	6,129
2.750%, 02/15/2023	1,400	1,367
Cigna
3.200%, 09/17/2020 (A)	11,910	11,923
Cigna Holding
4.500%, 03/15/2021	850	869

324	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
3.487%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	$8,875	$8,888
3.397%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	1,170	1,172
Gilead Sciences
2.550%, 09/01/2020	5,015	5,001
Humana
2.500%, 12/15/2020	855	845
Mylan
2.500%, 06/07/2019	8,590	8,578
Sutter Health
2.286%, 08/15/2053	1,000	960
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	4,188	4,163
UnitedHealth Group
2.875%, 12/15/2021	3,235	3,236
Zimmer Biomet Holdings
2.700%, 04/01/2020	750	747

		66,040

Industrials – 1.6%
AerCap Ireland Capital DAC
3.750%, 05/15/2019	500	501
Air Lease
3.500%, 01/15/2022	690	687
2.125%, 01/15/2020	825	818
BAE Systems Holdings
6.375%, 06/01/2019 (A)	800	806
2.850%, 12/15/2020 (A)	500	496
Caterpillar Financial Services MTN
2.900%, 03/15/2021	3,655	3,655
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,025	1,008
General Dynamics
2.875%, 05/11/2020	8,035	8,045
General Electric MTN
5.550%, 05/04/2020	1,815	1,857
4.650%, 10/17/2021	800	824
2.200%, 01/09/2020	1,000	992
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,547
Ingersoll-Rand
9.000%, 08/15/2021	750	844
Siemens Financieringsmaatschappij
1.300%, 09/13/2019 (A)	1,000	992
United Technologies
3.333%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	1,300	1,300
		24,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology – 1.5%
Analog Devices
2.850%, 03/12/2020	$625	$626
Broadcom
2.375%, 01/15/2020	1,250	1,241
Dell International LLC
4.420%, 06/15/2021 (A)	3,900	3,970
3.480%, 06/01/2019 (A)	3,850	3,849
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	1,500	1,491
IBM Credit LLC
3.450%, 11/30/2020	11,845	11,956

		23,133

Materials – 0.4%
Bemis
6.800%, 08/01/2019	1,000	1,014
DowDuPont
3.766%, 11/15/2020	3,790	3,835
Georgia-Pacific LLC
2.539%, 11/15/2019 (A)	1,250	1,247
WestRock MWV LLC
7.375%, 09/01/2019	1,050	1,072

		7,168

Real Estate – 1.1%
Alexandria Real Estate Equities
2.750%, 01/15/2020	1,000	996
Camden Property Trust
2.950%, 12/15/2022	1,490	1,474
Digital Realty Trust
3.950%, 07/01/2022	500	507
3.625%, 10/01/2022	460	461
Duke Realty
3.875%, 02/15/2021	700	708
GLP Capital
4.875%, 11/01/2020	1,408	1,429
HCP
2.625%, 02/01/2020	500	499
Healthcare Realty Trust
3.750%, 04/15/2023	750	743
Highwoods Realty
3.200%, 06/15/2021	1,166	1,154
Host Hotels & Resorts
6.000%, 10/01/2021	650	681
National Retail Properties
3.800%, 10/15/2022	708	716
Realty Income
3.250%, 10/15/2022	1,000	1,003
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,042

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	325

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UDR MTN
4.625%, 01/10/2022	$1,400	$1,444
Ventas Realty
2.700%, 04/01/2020	1,000	997
VEREIT Operating Partnership
4.125%, 06/01/2021	500	503
Welltower
6.125%, 04/15/2020	1,500	1,553
4.125%, 04/01/2019	954	954

		16,864

Sovereign — 3.0%
European Investment Bank
2.727%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	13,305	13,295
Inter-American Development Bank MTN
2.987%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	11,325	11,373
International Bank for Reconstruction & Development
3.000%, 12/28/2020	9,435	9,433
2.600%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	11,722	11,720

		45,821

Utilities — 0.7%
DTE Energy
2.400%, 12/01/2019	1,000	992
Duke Energy Florida LLC
2.100%, 12/15/2019	750	748
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,007
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	517
Public Service Enterprise Group
1.600%, 11/15/2019	7,290	7,222

		10,486
Total Corporate Obligations (Cost $707,393) ($ Thousands)		707,761

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bills (B)
2.404%, 04/23/2019	1,422	1,417
2.400%, 04/16/2019	2,606	2,598
2.379%, 03/28/2019	382	381
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2022	22,389	22,064
0.125%, 01/15/2023	21,905	21,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
2.625%, 12/31/2023	$22,555	$22,658
2.500%, 01/31/2021	37,030	37,011
2.500%, 01/15/2022	68,805	68,813
2.500%, 01/31/2024	22,260	22,246
2.463%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	18,035	18,028
2.375%, 02/29/2024	15,010	14,916
2.125%, 01/31/2021	64,965	64,465
1.125%, 12/31/2019	8,480	8,381

Total U.S. Treasury Obligations (Cost $304,478) ($ Thousands)		304,462

ASSET-BACKED SECURITIES — 14.8%

Automotive — 5.0%
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
3.509%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	863	864
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (A)	900	898
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.829%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,361	1,353
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	2,395	2,342
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (A)	4,255	4,215
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (A)	162	162
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	2,125	2,143
Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.220%, 04/15/2022	5,565	5,567
Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.370%, 09/15/2022	8,070	8,083
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	5,895	5,908
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	4,900	4,927

326	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	$3,880	$3,885
First Investors Auto Owner Trust, Ser 2018-1A, Cl A2
3.220%, 01/17/2023 (A)	2,660	2,668
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl B
3.480%, 07/20/2022	2,105	2,114
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	2,989
Nissan Master Owner Trust Receivables, Ser 2017-B, Cl A
2.919%, VAR ICE LIBOR USD 1 Month+0.430%, 04/18/2022	6,896	6,906
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (A)	2,325	2,331
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl C
2.440%, 04/15/2021	373	373
Santander Retail Auto Lease Trust, Ser 2017-A, Cl A3
2.220%, 01/20/2021 (A)	2,000	1,988
Santander Retail Auto Lease Trust, Ser 2017-A, Cl B
2.680%, 01/20/2022 (A)	3,725	3,704
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	1,578	1,576
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	5,240	5,293
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	3,335	3,336
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	2,104	2,103
World Omni Select Auto Trust, Ser 2018-1A, CI B
3.680%, 07/15/2023 (A)	1,660	1,680
		77,408

Credit Cards — 2.0%
CARDS II Trust, Ser 2017-1A, Cl A
2.859%, VAR ICE LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	2,145	2,146
Evergreen Credit Card Trust, Ser 2019-1, Cl A
3.056%, VAR ICE LIBOR USD 1 Month+0.480%, 01/15/2023 (A)	5,000	5,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	$2,000	$1,989
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	6,575	6,535
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.939%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/2022 (A)	4,535	4,541
Master Credit Card Trust, Ser 2019-1A, Cl A
3.104%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	2,400	2,400
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	2,400	2,383
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.964%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	4,900	4,900
		29,904

Mortgage Related Securities — 0.3%
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.930%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	266	265
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
3.230%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	193	192
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.740%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	776	773
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
3.185%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	775	775
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.950%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	940	939
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
2.720%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (A)	1,364	1,358
		4,302

Other Asset-Backed Securities — 7.5%
Ally Master Owner Trust, Ser 2018-3, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2022	6,635	6,631

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	327

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
3.345%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	$1,638	$1,637
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
3.270%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	644	646
Babson CLO, Ser 2017-IA, Cl AR
3.561%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (A)	1,000	990
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
3.650%, VAR ICE LIBOR USD 1 Month+1.140%, 09/25/2034	4	4
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
2.730%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	642	639
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
2.780%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2036	1,811	1,806
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, Cl A4
2.690%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	606	605
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
2.740%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	1,858	1,849
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
3.915%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	492	493
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
3.350%, VAR ICE LIBOR USD 1 Month+0.560%, 12/25/2035	296	296
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.440%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	1,129	1,131
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.465%, VAR ICE LIBOR USD 1 Month+0.975%, 05/25/2035	1,000	1,004
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
3.785%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2035	243	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	$2,351	$2,355
Dryden 71 CLO, Ser 2019-71A, Cl A
3.843%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (A)	450	450
EFS Volunteer No. 3, Ser 2012-1, Cl A3
3.490%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	804
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
3.200%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	778	779
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
3.245%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	144	144
Flatiron CLO, Ser 2015-1A, Cl AR
3.677%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (A)	1,100	1,095
Goal Capital Funding Trust, Ser 2005-2, Cl A3
2.821%, VAR ICE LIBOR USD 3 Month+0.170%, 05/28/2030	275	274
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.820%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	440	441
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
2.850%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	2,070	2,050
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
2.700%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	855	851
Magnetite XVI, Ser 2018-16A, Cl AR
3.580%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	750	743
Navient Student Loan Trust, Ser 2015-2, Cl A3
3.060%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,050	1,042
Navient Student Loan Trust, Ser 2016-3A, Cl A2
3.340%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	625	628
Navient Student Loan Trust, Ser 2016-6A, Cl A2
3.240%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2066 (A)	1,186	1,192
Navient Student Loan Trust, Ser 2016-7A, Cl A
3.640%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (A)	2,204	2,230

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	328

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-1A, Cl A2
3.260%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	$1,305	$1,310
Navient Student Loan Trust, Ser 2017-2A, Cl A
3.540%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	887	891
Navient Student Loan Trust, Ser 2017-3A, Cl A2
3.081%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	2,000	2,002
Navient Student Loan Trust, Ser 2018-1A, Cl A1
2.680%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2067 (A)	989	988
Nelnet Student Loan Trust, Ser 2006-1, Cl A5
2.761%, VAR ICE LIBOR USD 3 Month+0.110%, 08/23/2027	2,796	2,792
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
3.290%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (A)	1,498	1,498
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
3.110%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	485	482
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (A)	1,065	1,057
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.561%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (A)	430	428
PFS Financing, Ser 2017-C, Cl A
2.959%, VAR ICE LIBOR USD 1 Month+0.470%, 10/15/2021 (A)	995	995
PFS Financing, Ser 2018-B, Cl A
2.890%, 02/15/2023 (A)	1,500	1,491
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
3.640%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	2,193	2,228
RAMP Trust, Ser 2004-RS12, Cl MII3
3.990%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2034	176	176
RAMP Trust, Ser 2006-RZ1, Cl M1
2.910%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	302	302
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
2.860%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	113	113
SLC Student Loan Trust, Ser 2006-1, Cl A5
2.898%, VAR ICE LIBOR USD 3 Month+0.110%, 03/15/2027	2,482	2,473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.744%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	$1,456	$1,434
SLM Student Loan Trust, Ser 2003-11, Cl A6
3.338%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	974	978
SLM Student Loan Trust, Ser 2004-1, Cl A4
3.031%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	5,122	5,119
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	353	353
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.861%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	664	664
SLM Student Loan Trust, Ser 2005-5, Cl A4
2.911%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	5,788	5,760
SLM Student Loan Trust, Ser 2005-7, Cl A4
2.921%, VAR ICE LIBOR USD 3 Month+0.150%, 10/25/2029	334	332
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.881%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	1,006	1,004
SLM Student Loan Trust, Ser 2006-8, Cl A5
2.881%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	894	891
SLM Student Loan Trust, Ser 2006-9, Cl A5
2.871%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	1,137	1,136
SLM Student Loan Trust, Ser 2007-1, Cl A5
2.861%, VAR ICE LIBOR USD 3 Month+0.090%, 01/26/2026	4,188	4,179
SLM Student Loan Trust, Ser 2007-6, Cl A4
3.151%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	8,317	8,325
SLM Student Loan Trust, Ser 2011-1, Cl A1
3.010%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	553	553
SLM Student Loan Trust, Ser 2011-2, Cl A1
3.110%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	962	965
SLM Student Loan Trust, Ser 2012-2, Cl A
3.190%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,203	1,184
SLM Student Loan Trust, Ser 2013-4, Cl A
3.060%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	407	407
SLM Student Loan Trust, Ser 2017-10A, Cl A3
3.258%, VAR LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	2,303	2,301

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	329

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SPS Servicer Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.750%, 11/15/2049 (A)	$2,850	$2,856
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	4,200	4,216
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
3.550%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	540	543
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
3.170%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	537	537
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
3.210%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	710	711
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A5
2.630%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/2036	771	770
Structured Asset Securities, Ser 2005-WF1, Cl A3
3.170%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	431	432
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.090%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	5,261	5,231
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
3.514%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (A)	10,190	10,180
Treman Park CLO, Ser 2018-1A, Cl ARR
3.831%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,100	1,096
Voya CLO, Ser 2017-3A, Cl A1R
3.491%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	795	791
Voya CLO, Ser 2019-1A, Cl A
3.813%, VAR ICE LIBOR USD 3 Month+1.170%, 04/15/2029 (A)	225	225
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-4, Cl M1
2.950%, VAR ICE LIBOR USD 1 Month+0.460%, 12/25/2035	634	634

		116,086
Total Asset-Backed Securities (Cost $227,464) ($ Thousands)		227,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 13.8%

Agency Mortgage-Backed Obligations — 6.8%
FHLMC
5.000%, 06/01/2019	$3	$3
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.663%, 03/01/2037	92	96
FHLMC CMO, Ser 2004-2761, Cl FT
2.839%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	573	574
FHLMC CMO, Ser 2005-2922, Cl FE
2.739%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	1,179	1,175
FHLMC CMO, Ser 2005-2990, Cl LK
2.859%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,569	1,572
FHLMC CMO, Ser 2005-3066, Cl PF
2.789%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	1,318	1,319
FHLMC CMO, Ser 2006-3102, Cl FB
2.789%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	1,041	1,041
FHLMC CMO, Ser 2006-3136, Cl KF
2.789%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	971	971
FHLMC CMO, Ser 2008-3419, Cl FA
3.059%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	496	497
FHLMC CMO, Ser 2009-3616, Cl FG
3.139%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	743	751
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	134	135
FHLMC CMO, Ser 2010-3762, Cl FP
2.939%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	229	231
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	405	410
FHLMC CMO, Ser 2011-3867, Cl FN
2.839%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	340	340
FHLMC CMO, Ser 2011-3895, Cl FM
2.839%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,356	1,356
FHLMC CMO, Ser 2011-3940, Cl PF
2.839%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	1,916	1,916
FHLMC CMO, Ser 2011-3946, Cl FG
2.839%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	261	261
FHLMC CMO, Ser 2011-3960, Cl JF
2.939%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	780	783

330	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4048, Cl GF
2.839%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	$566	$567
FHLMC CMO, Ser 2012-4094, Cl BF
2.889%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	1,167	1,174
FHLMC CMO, Ser 2012-4095, Cl FB
2.889%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	485	488
FHLMC CMO, Ser 2012-4102, Cl LF
2.739%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	399	399
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	474	493
FHLMC CMO, Ser 2014-4387, Cl JA
3.000%, 06/15/2040	2,715	2,720
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, Cl A1
3.454%, 05/25/2023	2,119	2,152
FHLMC Multifamily Structured Pass-Through Certificates, Ser K504, Cl A2
2.566%, 09/25/2020 (C)	2,457	2,447
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF17, Cl A
3.064%, VAR LIBOR USD 1 Month+0.550%, 03/25/2023	1,846	1,847
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.874%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	523	523
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	2,118	2,080
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	2,295	2,263
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP02, Cl A2
2.355%, 04/25/2021 (C)	2,243	2,236
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP04, Cl AG1
2.734%, VAR LIBOR USD 1 Month+0.220%, 07/25/2020	3,370	3,369
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS05, Cl A
3.014%, VAR LIBOR USD 1 Month+0.500%, 01/25/2023	2,514	2,515
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
3.072%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	1,550	1,551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA 6.000%, 02/01/2023	$1,092	$1,132
4.500%, 05/01/2024	609	628
4.380%, 04/01/2021	234	242
4.360%, 01/01/2020	2,691	2,708
4.330%, 04/01/2021	729	747
4.160%, 07/01/2021	2,695	2,769
3.850%, 01/01/2021	1,930	1,958
3.771%, 12/01/2020	2,293	2,328
2.010%, 06/01/2020	1,220	1,207
1.740%, 11/01/2019	2,400	2,395
FNMA CMO, Ser 2004-100, Cl FA
2.690%, VAR LIBOR USD 1 Month+0.200%, 01/25/2035	2,265	2,251
FNMA CMO, Ser 2004-94, Cl HF
2.790%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	440	441
FNMA CMO, Ser 2005-45, Cl PF
2.740%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	1,618	1,620
FNMA CMO, Ser 2005-83, Cl FP
2.820%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,318	1,316
FNMA CMO, Ser 2006-31, Cl FP
2.790%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	257	256
FNMA CMO, Ser 2006-56, Cl FE
2.920%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	1,117	1,120
FNMA CMO, Ser 2007-98, Cl FD
2.940%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	528	530
FNMA CMO, Ser 2008-24, Cl PF
3.140%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	393	396
FNMA CMO, Ser 2010-35, Cl EF
3.040%, VAR LIBOR USD 1 Month+0.550%, 04/25/2040	1,766	1,776
FNMA CMO, Ser 2010-43, Cl VF
3.040%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	877	882
FNMA CMO, Ser 2011-124, Cl DF
2.940%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	1,396	1,401
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	2	2
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,112	1,123
FNMA CMO, Ser 2012-111, Cl NF
2.840%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,499	1,494

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	331

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-137, Cl CF
2.790%, VAR LIBOR USD 1 Month+0.300%, 08/25/2041	$1,050	$1,046
FNMA CMO, Ser 2012-54, Cl CF
3.190%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	646	657
FNMA CMO, Ser 2012-93, Cl GF
2.740%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	299	298
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	1,101	1,103
FNMA CMO, Ser 2016-48, Cl UF
2.890%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	480	480
FNMA TBA
3.000%, 03/15/2030	730	729
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	383	386
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	1,215	1,212
FNMA, Ser 2017-M11, Cl FA
2.973%, VAR LIBOR USD 1 Month+0.470%, 09/25/2024	1,110	1,109
FNMA, Ser M2, Cl AV1
1.470%, 01/25/2023	878	858
FNMA, Ser M7, Cl FA
3.090%, VAR LIBOR USD 1 Month+0.600%, 11/25/2020	529	530
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.416%, 12/25/2048 (A)(C)	3,518	3,589
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.345%, 01/25/2046 (A)(C)	5,605	5,711
GNMA ARM
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	375	385
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	256	266
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 01/20/2042	720	740
GNMA CMO, Ser 2007-1, Cl F
2.785%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	830	829
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	33	34
GNMA CMO, Ser 2010-98, Cl QF
2.885%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	1,930	1,934

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-151, Cl BF
2.835%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	$833	$830
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	20	20
GNMA CMO, Ser 2012-77, Cl FM
3.151%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,382	1,395
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,222	1,138
GNMA, Ser 67, Cl C
3.985%, 09/16/2051 (C)	1,812	1,829
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.963%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	6,594	6,605

		104,690

Non-Agency Mortgage-Backed Obligations — 7.0%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	993	992
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (C)	2,070	2,068
Americold 2010 LLC, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	1,764	1,778
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/2032 (A)(C)	5,480	5,564
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	600	606
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
2.389%, 08/26/2036 (A)(C)	1,914	1,869
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	2,153	2,192
CIM Trust, Ser 2017-2, Cl A1
4.509%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2057 (A)	2,167	2,180
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	1,885	1,860
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	411	418
COMM Mortgage Trust, Ser 2014-PAT, Cl A
3.314%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (A)	855	855
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	2,132	2,132
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	112	111
COMM Mortgage Trust, Ser 2015-PC1, Cl A2
3.148%, 07/10/2050	9,025	9,043

332	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (A)	$825	$826
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
3.760%, VAR LIBOR USD 1 Month+1.250%, 01/15/2034 (A)	2,925	2,932
Credit Suisse Mortgage Capital Certificates, Ser GLPB, Cl A
3.639%, 11/15/2034 (A)	2,840	2,896
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,369	1,364
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
3.854%, VAR LIBOR USD 1 Month+1.350%, 07/12/2044 (A)	1,021	1,028
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
3.227%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	3,713	3,638
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	1,692	1,690
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series 200, Ser 4TS, Cl A
5.401%, 12/13/2028 (A)	611	633
Gosforth Funding, Ser 2018-1A, Cl A1
3.101%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (A)	1,006	1,002
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	1,185	1,182
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	51	51
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043	13	13
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/2031 (A)	500	500
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	1,755	1,755
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,955	1,964
Holmes Master Issuer, Ser 2018-1A, Cl A2
3.147%, VAR ICE LIBOR USD 3 Month+0.360%, 10/15/2054 (A)	2,465	2,459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hospitality Mortgage Trust, Ser 2017-HIT, Cl A
3.363%, VAR LIBOR USD 1 Month+0.850%, 05/08/2030 (A)	$4,645	$4,637
HSI Asset Securitization Trust, Ser 2005-NC1, Cl M1
3.255%, VAR ICE LIBOR USD 1 Month+0.765%, 07/25/2035	2,062	2,063
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	1,065	1,076
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	1,191	1,190
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	2,490	2,511
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	3,705	3,694
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,641	1,627
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5, Cl A5
3.500%, 01/25/2047 (C)	5,090	5,062
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
3.399%, VAR LIBOR USD 1 Month+0.910%, 06/15/2035 (A)	1,860	1,856
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (C)	2,066	2,062
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (C)	1,280	1,272
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	2,537	2,511
Lanark Master Issuer, Ser 2019-1A, Cl 1A1
3.467%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	400	400
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
2.950%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	609	599
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	510	517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A2
2.849%, 06/15/2047	751	751
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	870	878

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	333

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	$780	$786
Morgan Stanley Bank of America Merrill
Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	100	99
Morgan Stanley Capital Barclays Bank Trust, Ser 2016-MART, Cl A
2.200%, 09/13/2031 (A)	900	883
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (A)	950	958
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	3,390	3,429
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
3.389%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	4,060	4,062
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (A)	700	709
Tharaldson Hotel Portfolio Trust, Ser 2018- THPT, Cl A
3.262%, VAR LIBOR USD 1 Month+0.750%, 11/11/2034 (A)	1,053	1,049
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.750%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	2,049	2,028
Wells Fargo Commercial Mortgage Trust, Ser 2010-C1, Cl A1
3.349%, 11/15/2043 (A)	512	513
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A)(C)	420	418
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, Cl A2
2.785%, 03/15/2059	1,000	995
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A3
3.998%, 03/15/2044 (A)	694	698
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	330	329
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A3FL
3.239%, VAR LIBOR USD 1 Month+0.750%, 03/15/2047 (A)	435	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A7
3.000%, 11/20/2044 (A)(C)	$1,618	$1,618

		107,317

Total Mortgage-Backed Securities (Cost $212,630) ($ Thousands)		212,007

COMMERCIAL PAPER — 3.4%
DTE Gas
2.603%, 03/12/2019 (B)	10,000	9,992
Federation Caisses Desjardin
2.502%, 03/06/2019 (B)	3,550	3,548
Public Service Electric and Gas
2.757%, 03/13/2019 (B)	10,700	10,690
South Jersey Gas
2.631%, 03/05/2019 (B)	8,400	8,397
Vectren Utility Holdings
2.683%, 03/07/2019 (B)	7,900	7,896
Virginia Electric and Power
2.664%, 03/18/2019 (B)	12,025	12,009

Total Commercial Paper (Cost $52,535) ($ Thousands)		52,532

MUNICIPAL BONDS — 0.8%

California — 0.5%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,597	7,454

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,039

Michigan — 0.0%
Genesee County, GO Callable 03/11/2019 @ 100
3.109%, 10/01/2019 (D)	148	148

North Carolina — 0.1%
North Carolina State, Eastern Municipal Power Agency, RB
2.928%, 07/01/2020	2,210	2,209

334	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington — 0.1%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	$1,000	$981
Total Municipal Bonds (Cost $11,990) ($ Thousands)		11,831

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
FNMA
2.530%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	5,000	5,005
Total U.S. Government Agency Obligation (Cost $5,003) ($ Thousands)		5,005

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	17,844,799	$17,845

Total Cash Equivalent (Cost $17,845) ($ Thousands)		17,845

Total Investments in Securities — 99.9% (Cost $1,539,338) ($ Thousands)		$1,539,143

The open futures contracts held by the Fund at February 28, 2019, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	476	Jul-2019	$101,038	$101,005	$ (33)

Percentages are based on Net Assets of $1,540,923 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2019.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $347,630 ($ Thousands), representing 22.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$707,761	$–	$707,761
U.S. Treasury Obligations	–	304,462	–	304,462
Asset-Backed Securities	–	227,700	–	227,700
Mortgage-Backed Securities	–	212,007	–	212,007
Commercial Paper	–	52,532	–	52,532
Municipal Bonds	–	11,831	–	11,831
U.S. Government Agency Obligation	–	5,005	–	5,005
Cash Equivalent	17,845	–	–	17,845

Total Investments in Securities	$17,845	$1,521,298	$–	$1,539,143

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(33)	$—	$—	$(33)

Total Other Financial Instruments	$(33)	$—	$—	$(33)

*Futures contracts are valued at the unrealized depreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	335

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Limited Duration Bond Fund (Continued)

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 12,304	$ 1,152,303	$ (1,146,762)	$ 17,845	$ 410

336	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS†† — 87.9%

Communication Services — 4.9%
21st Century Fox America
8.150%, 10/17/2036	$630	$911
America Movil
6.125%, 03/30/2040	1,265	1,528
5.000%, 03/30/2020	3,340	3,402
3.125%, 07/16/2022	12,185	12,142
AT&T
8.750%, 11/15/2031	1,150	1,490
5.150%, 11/15/2046	2,100	2,050
4.500%, 03/09/2048	1,075	955
4.300%, 02/15/2030	3,405	3,343
3.807%, 11/27/2022 (A)(B)	6,000	5,284
3.400%, 05/15/2025	3,500	3,413
Charter Communications Operating LLC
6.484%, 10/23/2045	95	102
6.384%, 10/23/2035	3,855	4,127
4.908%, 07/23/2025	3,415	3,540
4.464%, 07/23/2022	50	51
Comcast
5.650%, 06/15/2035	255	289
4.950%, 10/15/2058	2,370	2,496
4.700%, 10/15/2048	6,790	7,064
4.600%, 10/15/2038	2,960	3,055
4.200%, 08/15/2034	7,700	7,750
4.049%, 11/01/2052	1,800	1,665
3.969%, 11/01/2047	2,563	2,374
3.950%, 10/15/2025	6,285	6,475
3.900%, 03/01/2038	1,095	1,029
3.600%, 03/01/2024	920	934
3.417%, VAR ICE LIBOR USD 3 Month+0.630%, 04/15/2024	2,135	2,116
3.400%, 07/15/2046	1,040	875
3.375%, 02/15/2025	8,030	8,033
3.150%, 03/01/2026	3,180	3,121
3.150%, 02/15/2028	765	736
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,696
Crown Castle Towers LLC
3.663%, 05/15/2025 (B)	1,360	1,359
Discovery Communications LLC
2.950%, 03/20/2023	4,500	4,359
NBCUniversal Media LLC
6.400%, 04/30/2040	1,770	2,179
5.950%, 04/01/2041	1,669	1,964
SES
3.600%, 04/04/2023 (B)	5,399	5,265
SES GLOBAL Americas Holdings GP
2.500%, 03/25/2019 (B)	4,504	4,503
Sprint Spectrum LLC
4.738%, 03/20/2025 (B)	6,250	6,258
3.360%, 09/20/2021 (B)	3,301	3,280

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Telefonos de Mexico
5.500%, 11/15/2019	$9,080	$9,218
Verizon Communications
5.012%, 08/21/2054	1,342	1,377
4.522%, 09/15/2048	3,279	3,206

		138,014

Consumer Discretionary — 3.8%
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	4,103	4,002
Alibaba Group Holding
2.800%, 06/06/2023	2,060	2,016
Amazon.com
5.200%, 12/03/2025	4,890	5,477
3.875%, 08/22/2037	5,310	5,292
2.800%, 08/22/2024	2,740	2,712
American Honda Finance MTN
1.950%, 07/20/2020	3,500	3,450
1.200%, 07/12/2019	1,030	1,025
AutoNation
3.800%, 11/15/2027	1,700	1,534
BMW US Capital LLC
3.450%, 04/12/2023 (B)	2,550	2,566
2.800%, 04/11/2026 (B)	3,555	3,343
1.500%, 04/11/2019 (B)	4,209	4,204
Daimler Finance North America LLC
2.200%, 05/05/2020 (B)	3,770	3,727
Ferguson Finance
4.500%, 10/24/2028 (B)	4,400	4,348
Ford Motor Credit LLC
3.813%, 10/12/2021	8,470	8,361
General Motors
5.150%, 04/01/2038	310	278
General Motors Financial
3.450%, 04/10/2022	3,500	3,476
Harley-Davidson Financial Services MTN
2.400%, 09/15/2019 (B)	170	169
2.150%, 02/26/2020 (B)	4,500	4,457
Home Depot
5.875%, 12/16/2036	3,889	4,721
4.500%, 12/06/2048	1,835	1,941
4.400%, 03/15/2045	840	871
3.900%, 06/15/2047	1,505	1,452
3.750%, 02/15/2024	2,300	2,386
3.500%, 09/15/2056	2,835	2,499
3.350%, 09/15/2025	1,640	1,663
2.800%, 09/14/2027	3,055	2,943
Kohl’s
5.550%, 07/17/2045	4,905	4,430
Lowe’s
4.050%, 05/03/2047	1,500	1,340

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	337

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 04/15/2046	$2,300	$1,947
Newell Brands
5.000%, 11/15/2023	1,435	1,416
NVR
3.950%, 09/15/2022	2,365	2,407
QVC
4.375%, 03/15/2023	1,720	1,735
Target
6.500%, 10/15/2037	2,650	3,424
4.000%, 07/01/2042	1,700	1,648
2.500%, 04/15/2026	1,770	1,685
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,444
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (B)	3,665	3,647

		105,036

Consumer Staples — 8.6%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,045
Aetna Inc
2.750%, 11/15/2022	3,515	3,437
Altria Group
9.950%, 11/10/2038	1,708	2,337
5.800%, 02/14/2039	2,880	2,867
4.800%, 02/14/2029	1,875	1,872
4.750%, 05/05/2021	2,400	2,477
4.400%, 02/14/2026	3,310	3,339
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,515	6,065
8.000%, 11/15/2039	2,815	3,676
5.800%, 01/23/2059	160	171
4.750%, 01/23/2029	3,680	3,842
4.600%, 04/15/2048	4,960	4,568
4.150%, 01/23/2025	3,090	3,186
Anheuser-Busch LLC
4.900%, 02/01/2046 (B)	1,300	1,247
4.700%, 02/01/2036 (B)	9,121	8,805
Archer-Daniels-Midland
4.500%, 03/15/2049	4,605	4,853
3.375%, 03/15/2022	5,600	5,674
Ascension Health
3.945%, 11/15/2046	1,800	1,763
BAT Capital
4.390%, 08/15/2037	4,215	3,493
2.764%, 08/15/2022	4,195	4,086
BAT International Finance
2.750%, 06/15/2020 (B)	5,540	5,500
Bayer US Finance II LLC
4.700%, 07/15/2064 (B)	2,685	2,115
Bayer US Finance LLC
3.375%, 10/08/2024 (B)	1,820	1,749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (B)	$2,086	$2,058
Bowdoin College
4.693%, 07/01/2112	1,454	1,447
Coca-Cola
1.550%, 09/01/2021	3,930	3,822
Constellation Brands
4.400%, 11/15/2025	1,305	1,338
Costco Wholesale
2.750%, 05/18/2024	3,975	3,944
Coventry Health Care
5.450%, 06/15/2021	1,480	1,539
CVS Pass-Through Trust
8.353%, 07/10/2031 (B)	2,171	2,642
7.507%, 01/10/2032 (B)	1,528	1,789
6.036%, 12/10/2028	3,069	3,308
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,020	3,908
Georgetown University
4.315%, 04/01/2049	2,360	2,443
Hershey
3.100%, 05/15/2021	4,705	4,736
2.300%, 08/15/2026	3,900	3,635
JM Smucker
2.200%, 12/06/2019	4,615	4,589
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,830	2,856
3.150%, 05/01/2027	2,005	1,964
Kraft Heinz Foods
6.875%, 01/26/2039	1,485	1,634
5.200%, 07/15/2045	260	242
Kroger
3.400%, 04/15/2022	2,774	2,783
2.800%, 08/01/2022	3,455	3,390
Land O’ Lakes
6.000%, 11/15/2022 (B)	640	658
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	4,191
Molson Coors Brewing
2.250%, 03/15/2020	2,920	2,895
Nestle Holdings
4.000%, 09/24/2048 (B)	1,425	1,412
3.900%, 09/24/2038 (B)	1,085	1,079
3.500%, 09/24/2025 (B)	6,080	6,184
Northwell Healthcare
4.260%, 11/01/2047	1,915	1,834
Northwestern University
3.662%, 12/01/2057	1,820	1,733
Novartis Capital
3.000%, 11/20/2025	4,030	4,008
PepsiCo
3.450%, 10/06/2046	4,851	4,436

338	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.375%, 10/06/2026	$5,960	$5,581
Philip Morris International
6.375%, 05/16/2038	5,735	6,738
4.500%, 03/20/2042	1,790	1,687
3.875%, 08/21/2042	435	378
2.500%, 11/02/2022	4,545	4,447
2.375%, 08/17/2022	3,045	2,970
2.000%, 02/21/2020	3,805	3,775
Procter & Gamble
1.900%, 10/23/2020	4,250	4,207
Reckitt Benckiser Treasury Services
2.375%, 06/24/2022 (B)	3,870	3,760
Reynolds American
8.125%, 05/01/2040	980	1,146
4.450%, 06/12/2025	1,540	1,554
Roche Holdings
2.625%, 05/15/2026 (B)	3,145	3,011
Sanofi
3.375%, 06/19/2023	2,979	3,029
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	665	650
1.900%, 09/23/2019	2,340	2,323
SSM Health Care
3.688%, 06/01/2023	3,031	3,080
Takeda Pharmaceutical
5.000%, 11/26/2028 (B)	4,145	4,344
Tyson Foods
4.000%, 03/01/2026	2,200	2,206
University of Southern California
5.250%, 10/01/2111	3,250	3,800
Walmart
4.050%, 06/29/2048	2,366	2,386
3.550%, 06/26/2025	4,090	4,201
2.550%, 04/11/2023	7,430	7,365
2.350%, 12/15/2022	4,560	4,493

		239,795

Energy — 5.9%
Anadarko Petroleum
6.450%, 09/15/2036	1,700	1,913
4.974%, 10/10/2036 (A)	11,000	4,705
Baker Hughes a GE LLC
2.773%, 12/15/2022	2,320	2,284
BP Capital Markets
3.723%, 11/28/2028	2,159	2,198
3.279%, 09/19/2027	1,785	1,752
BP Capital Markets America
4.234%, 11/06/2028	2,310	2,430
3.937%, 09/21/2028	3,150	3,245
3.790%, 02/06/2024	8,295	8,515
3.216%, 11/28/2023	5,420	5,431
3.119%, 05/04/2026	485	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.520%, 09/19/2022	$4,340	$4,267
Canadian Oil Sands
4.500%, 04/01/2022 (B)	1,950	1,947
Cenovus Energy
4.250%, 04/15/2027	3,185	3,035
Chevron
2.895%, 03/03/2024	3,915	3,899
Concho Resources
4.300%, 08/15/2028	1,977	1,990
ConocoPhillips
6.500%, 02/01/2039	3,065	4,008
3.584%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	3,994
Devon Financing
7.875%, 09/30/2031	1,506	1,924
Energy Transfer Operating
4.650%, 06/01/2021	2,982	3,059
Eni
4.000%, 09/12/2023 (B)	6,800	6,876
EnLink Midstream Partners
5.050%, 04/01/2045	1,830	1,546
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,354
EQM Midstream Partners
5.500%, 07/15/2028	3,310	3,301
Exxon Mobil
3.043%, 03/01/2026	1,985	1,969
Hess
6.000%, 01/15/2040	2,065	2,073
Kinder Morgan
5.550%, 06/01/2045	1,870	1,962
Lukoil International Finance BV
6.125%, 11/09/2020 (B)	2,030	2,096
MPLX
5.500%, 02/15/2049	1,285	1,314
4.800%, 02/15/2029	2,935	3,006
4.500%, 07/15/2023	1,350	1,396
4.500%, 04/15/2038	4,900	4,515
National Oilwell Varco
2.600%, 12/01/2022	615	596
Occidental Petroleum
4.200%, 03/15/2048	2,545	2,550
Petroleos Mexicanos MTN
6.750%, 09/21/2047	875	761
4.625%, 09/21/2023	4,055	3,870
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (B)	2,730	2,740
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,775	1,921
5.000%, 03/15/2027	2,290	2,379
Schlumberger Holdings
4.000%, 12/21/2025 (B)	2,500	2,519

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	339

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
6.375%, 12/15/2038	$1,435	$1,875
4.125%, 05/11/2035	6,945	7,168
4.000%, 05/10/2046	3,115	3,112
3.750%, 09/12/2046	2,600	2,481
3.400%, 08/12/2023	5,525	5,623
2.500%, 09/12/2026	310	293
2.250%, 11/10/2020	3,990	3,958
1.375%, 05/10/2019	2,170	2,165
Spectra Energy Partners
3.375%, 10/15/2026	1,795	1,722
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,710	1,641
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	670
Total Capital
3.883%, 10/11/2028	11,250	11,645
TransCanada PipeLines
6.100%, 06/01/2040	1,625	1,882
3.750%, 10/16/2023	5,000	5,090
Williams
4.550%, 06/24/2024	2,090	2,162
Williams Partners
5.800%, 11/15/2043	1,280	1,363

		165,663

Financials — 31.7%
Aflac
4.750%, 01/15/2049	2,215	2,339
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	1,406	1,808
American Express
3.700%, 11/05/2021	10,350	10,510
3.700%, 08/03/2023	6,415	6,537
2.500%, 08/01/2022	10,000	9,794
2.200%, 10/30/2020	1,730	1,708
American International Group
4.500%, 07/16/2044	1,150	1,053
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,521
Apollo Management Holdings
5.000%, 03/15/2048 (B)	3,440	3,178
4.400%, 05/27/2026 (B)	1,230	1,221
4.000%, 05/30/2024 (B)	6,318	6,255
Athene Global Funding
2.750%, 04/20/2020 (B)	3,960	3,938
Athene Holding
4.125%, 01/12/2028	1,160	1,083
AXA Equitable Holdings
3.900%, 04/20/2023	2,440	2,449
Banco Santander
3.125%, 02/23/2023	3,165	3,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bancolombia
5.950%, 06/03/2021	$2,040	$2,134
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	2,235	2,101
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	70	67
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	12,141
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,072	5,993
Bank of America MTN
4.450%, 03/03/2026	900	917
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	18,200	18,693
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,170	1,173
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	13,761
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	54
3.248%, 10/21/2027	7,330	7,021
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	590	584
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,357
Bank of America NA
6.000%, 10/15/2036	430	515
Bank of Montreal MTN
3.300%, 02/05/2024	4,395	4,383
1.900%, 08/27/2021	4,875	4,753
Bank of New York Mellon MTN
4.600%, 01/15/2020	1,675	1,701
3.450%, 08/11/2023	6,615	6,707
2.450%, 08/17/2026	630	590
2.150%, 02/24/2020	2,825	2,808
Bank of Nova Scotia
3.125%, 04/20/2021	14,110	14,175
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	3,655	3,705
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	2,475	2,473
BB&T MTN
2.850%, 10/26/2024	2,315	2,269
Berkshire Hathaway
3.125%, 03/15/2026	1,978	1,957
2.750%, 03/15/2023	1,860	1,856
Berkshire Hathaway Finance
4.400%, 05/15/2042	105	109
1.700%, 03/15/2019	2,115	2,114

340	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BGC Partners
5.375%, 07/24/2023	$1,135	$1,142
Blackstone Holdings Finance
5.000%, 06/15/2044 (B)	738	740
4.450%, 07/15/2045 (B)	1,534	1,420
Blackstone Holdings Finance LLC
4.750%, 02/15/2023 (B)	2,014	2,109
BNP Paribas
4.400%, 08/14/2028 (B)	650	654
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,791
2.850%, 04/01/2021	5,282	5,266
Brighthouse Financial
3.700%, 06/22/2027	1,835	1,648
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	8,260	8,364
Capital One Financial
3.300%, 10/30/2024	4,618	4,464
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (B)	861	861
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (B)	1,236	1,188
CDP Financial
5.600%, 11/25/2039 (B)	700	890
4.400%, 11/25/2019 (B)	3,790	3,832
Charles Schwab
4.450%, 07/22/2020	1,720	1,757
3.850%, 05/21/2025	5,330	5,521
2.650%, 01/25/2023	8,551	8,442
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,192
2.875%, 11/03/2022	1,925	1,930
2.300%, 11/03/2020	7,290	7,219
Cincinnati Financial
6.125%, 11/01/2034	2,882	3,400
Citibank
3.165%, VAR ICE LIBOR USD 3 Month+0.530%, 02/19/2022	8,095	8,097
2.100%, 06/12/2020	2,000	1,979
Citigroup
8.125%, 07/15/2039	2,609	3,786
5.500%, 09/13/2025	860	929
4.650%, 07/23/2048	2,815	2,936
4.450%, 09/29/2027	830	833
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	65	64
3.400%, 05/01/2026	6,375	6,219
CME Group
4.150%, 06/15/2048	6,449	6,568
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,940	3,031
3.875%, 09/26/2023 (B)	3,000	3,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
3.750%, 04/24/2023 (B)	$4,640	$4,625
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	1,110	1,137
Credit Suisse NY
3.000%, 10/29/2021	3,680	3,675
Discover Bank
4.650%, 09/13/2028	3,215	3,261
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (B)	1,750	1,680
Fifth Third Bank
3.350%, 07/26/2021	3,120	3,136
2.875%, 10/01/2021	3,570	3,540
First Republic Bank
2.500%, 06/06/2022	1,718	1,674
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	4,190	4,361
Goldman Sachs Group
6.750%, 10/01/2037	1,605	1,908
5.750%, 01/24/2022	435	464
4.750%, 10/21/2045	190	192
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	520	503
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	12,207	12,246
3.854%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,098
3.850%, 01/26/2027	140	138
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,885	1,826
3.500%, 01/23/2025	2,220	2,183
3.500%, 11/16/2026	6,983	6,722
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	9,178
3.000%, 04/26/2022	6,930	6,880
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,397
2.600%, 04/23/2020	2,820	2,807
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,645	6,746
4.515%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	1,680	1,695
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,060	3,977
HSBC Bank PLC
7.650%, 05/01/2025	2,665	3,103
HSBC Bank USA
5.875%, 11/01/2034	6,510	7,554
4.875%, 08/24/2020	6,704	6,877
HSBC Holdings
6.500%, 09/15/2037	495	591

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	341

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	$11,362	$11,225
3.900%, 05/25/2026	1,170	1,163
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	12,675	12,578
Huntington National Bank
2.375%, 03/10/2020	2,295	2,282
ING Bank
5.800%, 09/25/2023 (B)	2,195	2,339
ING Groep
4.625%, 01/06/2026 (B)	3,375	3,481
4.100%, 10/02/2023	3,950	4,002
Intercontinental Exchange
4.250%, 09/21/2048	4,577	4,629
3.750%, 09/21/2028	3,435	3,471
2.750%, 12/01/2020	5,325	5,309
JPMorgan Chase
8.750%, 09/01/2030	1,291	1,756
6.400%, 05/15/2038	3,152	3,960
5.500%, 10/15/2040	1,000	1,152
4.625%, 05/10/2021	885	914
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	3,455	3,618
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,265	1,247
4.250%, 10/15/2020	830	845
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	5,895	6,044
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	365	343
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	5,380	5,460
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,740	4,410
3.875%, 09/10/2024	5,956	6,028
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	15,247	14,841
3.250%, 09/23/2022	3,629	3,653
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,230	2,205
3.200%, 06/15/2026	15,395	14,953
2.700%, 05/18/2023	3,735	3,669
KeyBank
3.300%, 02/01/2022	1,985	1,998
KKR Group Finance III LLC
5.125%, 06/01/2044 (B)	4,573	4,506
Kreditanstalt fuer Wiederaufbau
2.500%, 02/15/2022	24,730	24,663
2.125%, 01/17/2023	3,320	3,260
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	4,060	4,022
1.500%, 04/20/2020	3,685	3,639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (B)	$4,333	$4,218
Manufacturers & Traders Trust
2.050%, 08/17/2020	3,930	3,880
MetLife
4.050%, 03/01/2045	1,250	1,179
3.000%, 03/01/2025	2,500	2,453
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (B)	6,350	6,286
2.300%, 04/10/2019 (B)	3,500	3,499
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (B)	5,645	5,755
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	4,937
Morgan Stanley
3.625%, 01/20/2027	12,885	12,681
2.800%, 06/16/2020	3,705	3,696
2.650%, 01/27/2020	2,900	2,891
Morgan Stanley MTN
6.375%, 07/24/2042	2,070	2,600
5.500%, 07/24/2020	100	103
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	3,480	3,597
4.300%, 01/27/2045	4,600	4,516
4.179%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	4,730	4,807
4.000%, 07/23/2025	2,915	2,963
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,800	1,713
3.750%, 02/25/2023	14,607	14,822
2.500%, 04/21/2021	3,850	3,803
MUFG Americas Holdings
3.000%, 02/10/2025	2,915	2,821
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	1,990
4.400%, 11/01/2048	4,055	4,168
4.300%, 03/15/2049	2,558	2,607
4.023%, 11/01/2032	385	397
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	1,360	2,074
New York Life Global Funding
3.250%, 08/06/2021 (B)	4,985	5,005
1.950%, 02/11/2020 (B)	3,500	3,474
New York Life Global Funding MTN
2.000%, 04/13/2021 (B)	11,500	11,271
Nordea Bank Abp
3.750%, 08/30/2023 (B)	3,615	3,615
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (B)	2,710	2,767

342	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (B)	$1,455	$1,297
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	4,431	4,402
PNC Bank
3.300%, 10/30/2024	1,840	1,840
2.250%, 07/02/2019	945	944
2.150%, 04/29/2021	5,505	5,401
Pricoa Global Funding I
3.450%, 09/01/2023 (B)	4,750	4,810
2.200%, 06/03/2021 (B)	3,330	3,260
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	3,038	3,019
2.375%, 11/21/2021 (B)	3,000	2,935
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,916
4.350%, 02/25/2050	4,695	4,642
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,149
2.125%, 03/02/2020	2,455	2,438
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	7,340	7,240
Securian Financial Group
4.800%, 04/15/2048 (B)	1,938	1,898
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (B)	4,602	4,636
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (B)	3,000	3,000
SunTrust Bank
4.050%, 11/03/2025	4,330	4,495
4.000%, 05/01/2025	7,580	7,816
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	8,398	8,458
2.900%, 03/03/2021	2,240	2,234
2.250%, 01/31/2020	3,425	3,405
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,327
Svenska Handelsbanken MTN
3.350%, 05/24/2021	6,905	6,959
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	1,775	1,894
4.270%, 05/15/2047 (B)	835	818
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Yr Curr+2.205%, 09/15/2031	2,850	2,754
Travelers
3.750%, 05/15/2046	1,505	1,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS
2.450%, 12/01/2020 (B)	$2,930	$2,899
UBS MTN
4.500%, 06/26/2048 (B)	3,010	3,252
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	2,025	2,055
4.125%, 09/24/2025 (B)	1,240	1,262
3.491%, 05/23/2023 (B)	3,805	3,795
2.950%, 09/24/2020 (B)	8,255	8,234
US Bancorp
3.375%, 02/05/2024	5,620	5,671
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,099
2.625%, 01/24/2022	2,184	2,175
US Bank
2.125%, 10/28/2019	3,005	2,994
Validus Holdings
8.875%, 01/26/2040	1,760	2,557
WEA Finance LLC
3.250%, 10/05/2020 (B)	150	150
2.700%, 09/17/2019 (B)	2,500	2,498
Wells Fargo
3.069%, 01/24/2023	12,595	12,509
3.000%, 04/22/2026	6,237	5,977
2.500%, 03/04/2021	3,595	3,557
Wells Fargo MTN
4.900%, 11/17/2045	1,385	1,421
4.750%, 12/07/2046	12,183	12,294
4.400%, 06/14/2046	3,445	3,312
4.300%, 07/22/2027	939	957
4.150%, 01/24/2029	7,185	7,349
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	6,464
Wells Fargo Bank
3.625%, 10/22/2021	9,405	9,516
		885,719

Health Care – 7.3%
Abbott Laboratories
2.950%, 03/15/2025	1,710	1,678
AbbVie
4.250%, 11/14/2028	1,790	1,772
3.375%, 11/14/2021	3,055	3,069
2.500%, 05/14/2020	7,270	7,222
Amgen
6.375%, 06/01/2037	1,799	2,111
Anthem
4.101%, 03/01/2028	1,405	1,425
3.650%, 12/01/2027	1,415	1,392
AstraZeneca
6.450%, 09/15/2037	1,980	2,414
3.375%, 11/16/2025	2,625	2,581

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	343

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Scientific
4.550%, 03/01/2039	$520	$516
3.750%, 03/01/2026	2,670	2,674
3.450%, 03/01/2024	4,030	4,036
Celgene
4.550%, 02/20/2048	250	231
Cigna
4.900%, 12/15/2048 (B)	3,310	3,274
4.125%, 11/15/2025 (B)	4,459	4,530
Cigna Holding
3.050%, 10/15/2027	1,095	1,010
Covidien International Finance
6.550%, 10/15/2037	1,390	1,813
CVS Health
5.050%, 03/25/2048	3,771	3,729
4.780%, 03/25/2038	2,270	2,203
4.300%, 03/25/2028	3,895	3,897
4.100%, 03/25/2025	9,047	9,167
3.700%, 03/09/2023	2,100	2,111
Dignity Health
2.637%, 11/01/2019	4,364	4,362
Eli Lilly
3.875%, 03/15/2039	1,365	1,346
3.375%, 03/15/2029	4,430	4,425
3.100%, 05/15/2027	2,355	2,307
Gilead Sciences
4.800%, 04/01/2044	1,300	1,304
4.750%, 03/01/2046	1,415	1,420
4.000%, 09/01/2036	1,120	1,044
3.250%, 09/01/2022	5,645	5,675
2.950%, 03/01/2027	2,980	2,814
2.550%, 09/01/2020	6,970	6,950
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,040	2,097
3.125%, 05/14/2021	4,875	4,904
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,364
2.625%, 01/15/2025	7,063	6,950
Medtronic
4.625%, 03/15/2045	8,427	9,232
4.375%, 03/15/2035	4,146	4,370
3.150%, 03/15/2022	2,585	2,602
2.500%, 03/15/2020	8,245	8,227
Merck
3.600%, 09/15/2042	2,000	1,882
2.750%, 02/10/2025	955	936
2.350%, 02/10/2022	3,555	3,520
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,367
Pfizer
3.000%, 12/15/2026	2,020	1,983

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pharmacia
6.600%, 12/01/2028	$1,000	$1,229
UnitedHealth Group
6.875%, 02/15/2038	2,300	3,070
6.500%, 06/15/2037	1,645	2,095
4.700%, 02/15/2021	4,480	4,617
4.625%, 07/15/2035	5,070	5,511
4.250%, 06/15/2048	1,910	1,931
4.200%, 01/15/2047	1,432	1,436
3.875%, 12/15/2028	4,330	4,449
3.850%, 06/15/2028	2,500	2,565
3.750%, 07/15/2025	3,700	3,798
3.700%, 12/15/2025	1,705	1,745
3.500%, 02/15/2024	6,660	6,762
2.875%, 03/15/2023	3,300	3,284
2.375%, 10/15/2022	4,155	4,081
2.125%, 03/15/2021	6,980	6,880
Wyeth
5.950%, 04/01/2037	3,700	4,567
		202,956

Industrials – 7.4%
3M MTN
3.375%, 03/01/2029	2,295	2,288
3.250%, 02/14/2024	4,102	4,164
Air Lease
3.875%, 07/03/2023	4,406	4,387
Airbus
3.950%, 04/10/2047 (B)	2,800	2,747
American Airlines, Pass-Through Trust, Ser 2013-1
4.000%, 07/15/2025	2,081	2,080
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	5,172	5,318
Aviation Capital Group LLC
2.875%, 01/20/2022 (B)	2,055	2,006
BAE Systems Holdings
3.800%, 10/07/2024 (B)	1,700	1,712
BAE Systems PLC
5.800%, 10/11/2041 (B)	1,940	2,241
Boeing
3.850%, 11/01/2048	2,180	2,132
3.550%, 03/01/2038	1,115	1,067
2.800%, 03/01/2024	4,955	4,913
1.875%, 06/15/2023	2,840	2,718
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,440	2,993
4.550%, 09/01/2044	3,855	4,048
4.150%, 04/01/2045	2,410	2,418
4.150%, 12/15/2048	1,065	1,073
4.050%, 06/15/2048	1,220	1,199

344	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian National Railway
4.450%, 01/20/2049	$3,000	$3,269
Caterpillar
3.803%, 08/15/2042	1,390	1,335
3.400%, 05/15/2024	3,050	3,111
Caterpillar Financial Services MTN
3.150%, 09/07/2021	3,270	3,290
2.950%, 05/15/2020	9,405	9,417
2.950%, 02/26/2022	5,605	5,607
2.550%, 11/29/2022	7,975	7,848
2.250%, 12/01/2019	200	199
2.000%, 11/29/2019	4,030	4,008
Continental Airlines, Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	118	120
Continental Airlines, Pass-Through Trust, Ser 2012-1
4.150%, 04/11/2024	2,903	2,929
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,650	3,661
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	2,216	2,243
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,334	1,326
Fortive
2.350%, 06/15/2021	1,720	1,689
GE Capital International Funding Unlimited
4.418%, 11/15/2035	11,160	10,077
2.342%, 11/15/2020	7,076	6,957
General Dynamics
2.875%, 05/11/2020	5,020	5,027
1.875%, 08/15/2023	2,445	2,333
General Electric
2.700%, 10/09/2022	3,900	3,776
Honeywell International
1.800%, 10/30/2019	4,885	4,858
John Deere Capital
3.650%, 10/12/2023	4,902	5,056
2.550%, 01/08/2021	2,500	2,488
John Deere Capital MTN
3.450%, 06/07/2023	4,705	4,796
3.125%, 09/10/2021	2,615	2,628
2.800%, 03/04/2021	3,340	3,340
2.650%, 06/24/2024	4,430	4,319
2.650%, 06/10/2026	320	307
Northrop Grumman
2.930%, 01/15/2025	4,495	4,358
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	3,982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 08/11/2021	$1,200	$1,156
1.200%, 08/12/2019	1,425	1,416
Penske Truck Leasing LP
3.950%, 03/10/2025 (B)	2,752	2,711
Raytheon
2.500%, 12/15/2022	6,107	6,023
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (B)	1,880	1,865
1.700%, 09/15/2021 (B)	3,850	3,727
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (B)	2,035	1,988
Snap-on
4.100%, 03/01/2048	570	568
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	515	541
TTX
4.600%, 02/01/2049 (B)	2,100	2,159
TTX MTN
2.600%, 06/15/2020 (B)	2,620	2,601
United Airlines Pass-Through Trust, Ser 2016-1, Cl B
3.650%, 01/07/2026	2,236	2,179
United Airlines Pass-Through Trust, Ser 2018-1, Cl B
4.600%, 03/01/2026	1,330	1,339
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,640	1,667
United Parcel Service
3.750%, 11/15/2047	3,396	3,138
United Technologies
4.500%, 06/01/2042	2,300	2,273
2.800%, 05/04/2024	5,930	5,752
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	131	134
WW Grainger
4.200%, 05/15/2047	2,510	2,426
		207,521

Information Technology –6.8%
Apple
4.650%, 02/23/2046	4,690	5,056
4.500%, 02/23/2036	2,335	2,513
4.375%, 05/13/2045	515	534
3.850%, 08/04/2046	7,080	6,815
3.350%, 02/09/2027	3,730	3,727
3.250%, 02/23/2026	19,645	19,638
3.000%, 02/09/2024	3,720	3,724
2.850%, 05/06/2021	2,722	2,728
2.850%, 05/11/2024	1,055	1,046

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	345

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Applied Materials
3.900%, 10/01/2025	$3,155	$3,253
2.625%, 10/01/2020	2,312	2,301
Broadcom
2.650%, 01/15/2023	3,066	2,922
Cisco Systems
5.900%, 02/15/2039	2,007	2,564
2.450%, 06/15/2020	5,995	5,977
2.200%, 02/28/2021	4,035	3,995
2.200%, 09/20/2023	3,970	3,869
Corning
4.375%, 11/15/2057	4,263	3,730
Dell International LLC
8.350%, 07/15/2046 (B)	3,385	3,961
8.100%, 07/15/2036 (B)	1,560	1,765
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,246
Hewlett Packard Enterprise
3.500%, 10/05/2021	1,845	1,855
IBM Credit LLC
3.450%, 11/30/2020	3,750	3,785
Intel
4.000%, 12/15/2032	4,300	4,561
3.734%, 12/08/2047	2,461	2,342
2.875%, 05/11/2024	5,830	5,778
Juniper Networks
3.300%, 06/15/2020	3,427	3,428
Lam Research
4.000%, 03/15/2029	3,960	3,961
3.750%, 03/15/2026	2,255	2,257
Marvell Technology Group
4.200%, 06/22/2023	1,175	1,181
Microsoft
4.100%, 02/06/2037	6,243	6,529
4.000%, 02/12/2055	1,100	1,091
3.700%, 08/08/2046	9,164	8,943
3.500%, 02/12/2035	1,265	1,237
3.450%, 08/08/2036	115	112
3.300%, 02/06/2027	4,705	4,728
2.400%, 08/08/2026	5,820	5,526
2.000%, 08/08/2023	4,475	4,331
NXP BV
4.875%, 03/01/2024 (B)	3,252	3,343
Oracle
4.300%, 07/08/2034	3,260	3,389
4.125%, 05/15/2045	320	311
4.000%, 07/15/2046	6,140	5,872
4.000%, 11/15/2047	3,325	3,166
3.800%, 11/15/2037	1,315	1,261
2.950%, 05/15/2025	2,160	2,122
2.650%, 07/15/2026	5,610	5,330
2.500%, 05/15/2022	4,700	4,641

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 09/15/2023	$3,760	$3,655
QUALCOMM
4.300%, 05/20/2047	1,183	1,061
2.600%, 01/30/2023	5,375	5,224
Texas Instruments
4.150%, 05/15/2048	3,579	3,649
Visa
3.150%, 12/14/2025	375	376
2.200%, 12/14/2020	2,755	2,730
		191,139

Materials – 1.0%
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,762
5.000%, 09/30/2043	1,400	1,599
Braskem America Finance
7.125%, 07/22/2041 (B)	170	199
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (B)	1,515	1,488
3.500%, 01/10/2023 (B)	2,370	2,320
Celanese US Holdings LLC
5.875%, 06/15/2021	785	822
DowDuPont
5.319%, 11/15/2038	2,330	2,466
EI du Pont de Nemours
3.266%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/2020	2,105	2,111
2.200%, 05/01/2020	4,565	4,536
Huntsman International LLC
4.500%, 05/01/2029	3,415	3,367
Nacional del Cobre de Chile
3.625%, 08/01/2027 (B)	1,935	1,909
Praxair
3.200%, 01/30/2026	2,315	2,302
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,360
Suzano Austria GmbH
7.000%, 03/16/2047 (B)	1,120	1,228
		27,469

Real Estate – 2.3%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	4,900	4,863
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,924
2.950%, 05/11/2026	2,182	2,095
Boston Properties
4.500%, 12/01/2028	2,630	2,736
3.850%, 02/01/2023	2,780	2,828
Camden Property Trust
4.100%, 10/15/2028	1,780	1,819

346	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ERP Operating
4.150%, 12/01/2028	$3,070	$3,189
HCP
4.250%, 11/15/2023	4,200	4,293
Kimco Realty
3.300%, 02/01/2025	2,000	1,946
Newmark Group
6.125%, 11/15/2023 (B)	2,835	2,850
Realty Income
3.250%, 10/15/2022	4,970	4,987
Regency Centers
4.400%, 02/01/2047	1,420	1,354
Simon Property Group
6.750%, 02/01/2040	470	612
4.375%, 03/01/2021	2,300	2,355
4.250%, 11/30/2046	1,864	1,854
3.375%, 10/01/2024	5,488	5,508
Ventas Realty
4.400%, 01/15/2029	5,598	5,707
3.125%, 06/15/2023	1,560	1,538
Vornado Realty
3.500%, 01/15/2025	3,895	3,766
Welltower
6.125%, 04/15/2020	2,000	2,071
4.125%, 04/01/2019	3,100	3,101
WP Carey
4.600%, 04/01/2024	2,670	2,745

		65,141

Utilities — 8.2%
Alabama Power
3.850%, 12/01/2042	600	562
3.700%, 12/01/2047	2,800	2,572
2.450%, 03/30/2022	2,490	2,451
Ameren Illinois
4.500%, 03/15/2049	6,945	7,425
2.700%, 09/01/2022	2,000	1,977
Atmos Energy
4.125%, 03/15/2049	3,375	3,327
Berkshire Hathaway Energy
3.800%, 07/15/2048	1,065	971
3.250%, 04/15/2028	1,720	1,669
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,341
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,151
4.000%, 08/01/2020	35	36
4.000%, 03/01/2048	3,560	3,488
2.550%, 06/15/2026	4,665	4,396
Consolidated Edison
2.000%, 03/15/2020	1,985	1,970

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consolidated Edison of New York
3.875%, 06/15/2047	$3,000	$2,793
3.800%, 05/15/2028	5,645	5,773
Dominion Energy
5.250%, 08/01/2033	2,231	2,430
1.600%, 08/15/2019	6,020	5,985
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,967
3.900%, 06/15/2021	230	234
3.875%, 03/15/2046	3,800	3,649
3.350%, 05/15/2022	11,290	11,527
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,540
Duke Energy Indiana LLC
6.350%, 08/15/2038	335	429
4.900%, 07/15/2043	235	259
Duke Energy Progress LLC
4.200%, 08/15/2045	2,125	2,139
4.100%, 05/15/2042	946	939
3.000%, 09/15/2021	3,745	3,763
2.800%, 05/15/2022	4,400	4,386
Edison International
2.950%, 03/15/2023	1,595	1,480
2.400%, 09/15/2022	4,055	3,738
Electricite de France
4.950%, 10/13/2045 (B)	1,975	1,924
4.750%, 10/13/2035 (B)	900	867
Enel Finance International
4.750%, 05/25/2047 (B)	265	235
4.625%, 09/14/2025 (B)	6,385	6,393
2.875%, 05/25/2022 (B)	3,930	3,817
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	4,577
Entergy Mississippi LLC
2.850%, 06/01/2028	3,595	3,374
Eversource Energy
3.800%, 12/01/2023	2,905	2,963
2.900%, 10/01/2024	4,420	4,296
2.750%, 03/15/2022	1,245	1,229
Exelon
3.950%, 06/15/2025	1,846	1,865
Florida Power & Light
5.960%, 04/01/2039	135	169
5.690%, 03/01/2040	1,621	1,990
4.125%, 02/01/2042	3,325	3,394
Georgia Power
4.300%, 03/15/2043	3,825	3,504
Great Plains Energy
5.292%, 06/15/2022	1,190	1,245
Indiana Michigan Power
4.250%, 08/15/2048	515	511

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	347

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
4.700%, 09/01/2045 (B)	$2,275	$2,375
4.050%, 05/01/2046 (B)	60	58
Kansas City Power & Light
7.150%, 04/01/2019	3,880	3,893
Kentucky Utilities
5.125%, 11/01/2040	300	341
Niagara Mohawk Power
4.278%, 10/01/2034 (B)	1,959	1,990
3.508%, 10/01/2024 (B)	125	126
Northern States Power
7.125%, 07/01/2025	3,220	3,878
Oglethorpe Power
5.375%, 11/01/2040	1,435	1,541
4.250%, 04/01/2046	1,125	1,019
4.200%, 12/01/2042	165	148
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,990	3,480
3.750%, 04/01/2045	3,130	3,005
PacifiCorp
6.250%, 10/15/2037	2,195	2,723
6.000%, 01/15/2039	4,235	5,156
2.950%, 06/01/2023	4,940	4,916
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,428
3.950%, 06/01/2047	1,802	1,766
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	2,806
3.700%, 05/01/2028	1,180	1,197
3.250%, 09/01/2023	1,450	1,468
1.800%, 06/01/2019	4,198	4,186
Public Service of Colorado
6.250%, 09/01/2037	205	259
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,189
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	1,997
3.600%, 09/01/2023	1,224	1,225
3.000%, 08/15/2021	3,840	3,835
Sempra Energy
4.000%, 02/01/2048	470	410
3.800%, 02/01/2038	1,135	997
3.400%, 02/01/2028	1,680	1,579
2.900%, 02/01/2023	4,104	3,971
South Carolina Electric & Gas
4.600%, 06/15/2043	660	689
Southern California Edison
5.750%, 04/01/2035	2,508	2,672
3.875%, 06/01/2021	8,795	8,850
1.845%, 02/01/2022	2,342	2,262
Southern California Gas
5.125%, 11/15/2040	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 01/15/2049	$1,025	$1,039
3.750%, 09/15/2042	175	162
Tucson Electric Power
4.850%, 12/01/2048	4,440	4,709
Union Electric
4.000%, 04/01/2048	1,930	1,894
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,123
2.950%, 11/15/2026	5,318	5,083
Wisconsin Power & Light
3.050%, 10/15/2027	2,300	2,220

		228,396

Total Corporate Obligations (Cost $2,474,544) ($ Thousands)		2,456,849

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bills
2.364%, 03/26/2019 (A)	44,230	44,157
U.S. Treasury Bonds
3.375%, 11/15/2048	65,140	68,855
3.000%, 08/15/2048	18,890	18,562
U.S. Treasury Notes
2.875%, 11/15/2021	32,525	32,840
2.625%, 02/15/2029	13,845	13,740
2.500%, 01/31/2024	22,085	22,071

Total U.S. Treasury Obligations (Cost $199,742) ($ Thousands)		200,225

MUNICIPAL BONDS — 1.8%

California — 0.6%
Bay Area, Toll Authority, Build America Project, Sub-Ser S1, RB
6.793%, 04/01/2030	1,222	1,433
California State, Build America Project, GO
7.600%, 11/01/2040	560	837
7.550%, 04/01/2039	2,205	3,238
7.500%, 04/01/2034	5,125	7,216
California State, GO Callable 10/01/2019 @ 100
2.193%, 04/01/2047 (C)	2,000	1,987
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,070	1,392
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	160

348	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of California, RB
5.770%, 05/15/2043	$1,505	$1,841

		18,104

Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,755

Georgia — 0.3%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,746	3,058
6.637%, 04/01/2057	3,752	3,979

		7,037

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,580	3,099

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,560

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	111
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	97

		208

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.246%, 02/15/2020 (A)	4,500	4,367
New Jersey State, Economic Development Authority, Ser C, GO
3.882%, 06/15/2019	1,325	1,327
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,482

		9,176

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	190
4.458%, 10/01/2062	195	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	$1,280	$1,486
New York State, Build America Project, RB
5.770%, 03/15/2039	4,400	5,085

		6,967

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	530	620
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	224
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	666

		1,510
Total Municipal Bonds (Cost $51,487) ($ Thousands)		50,416

SOVEREIGN DEBT — 1.3%
Asian Development Bank MTN
1.000%, 08/16/2019	2,985	2,963
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,060	3,015
European Investment Bank
2.250%, 03/15/2022	3,695	3,659
1.375%, 06/15/2020	4,370	4,300
1.250%, 05/15/2019	6,985	6,967
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,217
Inter-American Development Bank MTN
1.750%, 10/15/2019	4,155	4,133
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	4,705	4,615
Korea Gas MTN
2.750%, 07/20/2022 (B)	4,490	4,416
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	318
Total Sovereign Debt (Cost $37,837) ($ Thousands)		37,603

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	349

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Intermediate Duration Credit Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.230%**†	55,586,974	$55,587

Total Cash Equivalent (Cost $55,587) ($ Thousands)		55,587

Total Investments in Securities — 100.2% (Cost $2,819,197) ($ Thousands)		$2,800,680

The open futures contracts held by the Fund at February 28, 2019, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)		Unrealized Appreciation (Thousands)
U.S. 10-Year Treasury Note	(115)	Jun-2019	$(14,044)		$(14,030)	$14

Percentages are based on Net Assets of $2,796,054 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2019.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $352,841 ($ Thousands), representing 12.6% of the Net Assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,456,849	$–	$2,456,849
U.S. Treasury Obligations	–	200,225	–	200,225
Municipal Bonds	–	50,416	–	50,416
Sovereign Debt	–	37,603	–	37,603
Cash Equivalent	55,587	–	–	55,587

Total Investments in Securities	$55,587	$2,745,093	$–	$2,800,680

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$14	$–	$–	$14

Total Other Financial Instruments	$14	$–	$–	$14

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2019 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 2/28/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$74,514	$1,424,361	$(1,443,288)	$55,587	$1,112

350	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%

Communication Services — 7.8%
Alphabet Inc, Cl A *	29,245	$32,946
Alphabet Inc, Cl C *	30,122	33,734
AT&T Inc	712,119	22,161
CenturyLink Inc	92,815	1,224
Charter Communications Inc, Cl A *	17,300	5,967
Discovery Inc, Cl A *	14,800	428
Discovery Inc, Cl C *	36,719	1,000
DISH Network Corp, Cl A *	23,600	767
Facebook Inc, Cl A *	235,200	37,973
News Corp	14,100	188
News Corp, Cl A	37,400	487
Omnicom Group Inc	22,400	1,696
Take-Two Interactive Software Inc *	11,600	1,012
TripAdvisor Inc *	10,200	542
Twenty-First Century Fox Inc, Cl A	102,900	5,189
Twenty-First Century Fox Inc, Cl B	47,600	2,388
Twitter Inc *	70,300	2,164
Verizon Communications Inc	404,300	23,013
Viacom Inc, Cl B	34,800	1,017
Walt Disney Co/The	145,562	16,425

		190,321
Consumer Discretionary — 10.8%
Advance Auto Parts Inc	7,000	1,132
Amazon.com Inc *	40,200	65,921
AutoZone Inc *	2,500	2,347
Best Buy Co Inc	22,600	1,556
Booking Holdings Inc *	4,500	7,637
BorgWarner Inc	19,500	792
Capri Holdings Ltd *	15,000	684
CarMax Inc *	17,300	1,074
Carnival Corp, Cl A	39,800	2,299
CBS Corp, Cl B	33,876	1,701
Chipotle Mexican Grill Inc, Cl A *	2,400	1,458
Comcast Corp, Cl A	444,000	17,169
Darden Restaurants Inc	12,200	1,368
Delphi Automotive PLC *	25,900	2,153
Dollar General Corp	25,700	3,044
Dollar Tree Inc *	23,684	2,281
DR Horton Inc	33,600	1,307
eBay Inc	88,800	3,299
Expedia Group Inc	11,700	1,443
Foot Locker Inc	11,700	696
Ford Motor Co	382,700	3,356
Gap Inc/The	22,300	566
Garmin Ltd	12,400	1,041
General Motors Co	127,800	5,046
Genuine Parts Co	14,651	1,594
H&R Block Inc	19,200	464
Hanesbrands Inc	37,300	693
Harley-Davidson Inc	15,600	579

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hasbro Inc	11,100	$942
Hilton Worldwide Holdings Inc	29,200	2,427
Home Depot Inc/The	110,532	20,464
Interpublic Group of Cos Inc/The	38,600	889
Kohl’s Corp	16,700	1,128
L Brands Inc	23,800	622
Leggett & Platt Inc	13,400	609
Lennar Corp, Cl A	29,600	1,420
LKQ Corp *	32,200	892
Lowe’s Cos Inc	79,069	8,309
Macy’s Inc	31,400	778
Marriott International Inc/MD, Cl A	27,820	3,485
Mattel Inc *	34,600	499
McDonald’s Corp	75,400	13,862
MGM Resorts International	49,900	1,335
Mohawk Industries Inc *	6,128	834
Netflix Inc *	42,600	15,255
Newell Brands Inc	41,099	667
NIKE Inc, Cl B	124,400	10,665
Nordstrom Inc	11,500	544
Norwegian Cruise Line Holdings Ltd *	22,400	1,244
O’Reilly Automotive Inc *	7,800	2,901
PulteGroup Inc	26,200	707
PVH Corp	7,800	896
Ralph Lauren Corp, Cl A	5,300	663
Ross Stores Inc	36,500	3,461
Royal Caribbean Cruises Ltd	16,700	1,979
Starbucks Corp	122,200	8,586
Tapestry Inc	28,300	989
Target Corp	51,000	3,705
Tiffany & Co	10,600	1,007
TJX Cos Inc/The	122,200	6,268
Tractor Supply Co	12,300	1,173
Ulta Beauty Inc *	5,600	1,750
Under Armour Inc, Cl A *	17,300	390
Under Armour Inc, Cl C *	17,236	346
VF Corp	31,524	2,754
Whirlpool Corp	6,300	892
Wynn Resorts Ltd	9,500	1,202
Yum! Brands Inc	30,600	2,892

		262,131
Consumer Staples — 6.7%
Altria Group Inc	183,500	9,617
Archer-Daniels-Midland Co	54,800	2,329
Brown-Forman Corp, Cl B	16,400	812
Campbell Soup Co	19,000	684
Church & Dwight Co Inc	24,600	1,619
Clorox Co/The	12,600	1,991
Coca-Cola Co/The	374,600	16,984
Colgate-Palmolive Co	85,000	5,599
Conagra Brands Inc	49,300	1,152

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	351

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	16,100	$2,724
Costco Wholesale Corp	42,800	9,362
Coty Inc, Cl A	42,479	467
Estee Lauder Cos Inc/The, Cl A	21,600	3,390
General Mills Inc	58,400	2,752
Hershey Co/The	13,600	1,505
Hormel Foods Corp	27,800	1,205
JM Smucker Co/The	11,282	1,195
Kellogg Co	24,900	1,401
Kimberly-Clark Corp	33,600	3,926
Kraft Heinz Co/The	62,166	2,063
Kroger Co/The	77,800	2,282
Lamb Weston Holdings Inc	14,500	1,005
McCormick & Co Inc/MD	11,900	1,618
Molson Coors Brewing Co, Cl B	18,300	1,128
Mondelez International Inc, Cl A	143,100	6,749
Monster Beverage Corp *	39,020	2,491
PepsiCo Inc	138,062	15,966
Philip Morris International Inc	151,900	13,206
Procter & Gamble Co/The	243,836	24,030
Sysco Corp	46,300	3,128
Tyson Foods Inc, Cl A	28,400	1,751
Walgreens Boots Alliance Inc	79,100	5,631
Walmart Inc	139,165	13,776

		163,538

Energy — 5.1%
Anadarko Petroleum Corp	49,300	2,145
Apache Corp	36,400	1,208
Baker Hughes a GE Co, Cl A	52,000	1,372
Cabot Oil & Gas Corp, Cl A	41,500	1,022
Chevron Corp	187,000	22,361
Cimarex Energy Co	9,400	676
Concho Resources Inc	19,500	2,145
ConocoPhillips	113,400	7,694
Devon Energy Corp	45,200	1,334
Diamondback Energy Inc	15,100	1,554
EOG Resources Inc	56,800	5,339
Exxon Mobil Corp	414,400	32,750
Halliburton Co	87,100	2,673
Helmerich & Payne Inc	10,400	564
Hess Corp	24,300	1,406
HollyFrontier Corp	15,500	794
Kinder Morgan Inc/DE	186,277	3,569
Marathon Oil Corp	80,200	1,331
Marathon Petroleum Corp	67,811	4,205
National Oilwell Varco Inc	38,600	1,086
Noble Energy Inc	47,300	1,048
Occidental Petroleum Corp	74,200	4,908
ONEOK Inc	40,700	2,615
Phillips 66	41,200	3,970
Pioneer Natural Resources Co	17,000	2,396

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd	135,737	$5,981
TechnipFMC PLC	41,800	932
Valero Energy Corp	41,500	3,385
Williams Cos Inc/The	119,500	3,189

		123,652

Financials — 12.4%
Affiliated Managers Group Inc	5,100	559
Aflac Inc	74,400	3,656
Allstate Corp/The	34,200	3,228
American Express Co	69,000	7,434
American International Group Inc	86,700	3,745
Ameriprise Financial Inc	13,500	1,777
Aon PLC	23,500	4,031
Arthur J Gallagher & Co	17,900	1,437
Assurant Inc	5,000	515
Bank of America Corp	893,200	25,974
Bank of New York Mellon Corp/The	89,400	4,692
BB&T Corp	75,600	3,853
Berkshire Hathaway Inc, Cl B *	190,500	38,348
BlackRock Inc, Cl A	11,941	5,292
Brighthouse Financial Inc *	10,845	420
Capital One Financial Corp	46,400	3,878
Cboe Global Markets Inc	11,400	1,093
Charles Schwab Corp/The	117,000	5,383
Chubb Ltd	44,926	6,016
Cincinnati Financial Corp	14,800	1,285
Citigroup Inc	238,800	15,278
Citizens Financial Group Inc	46,800	1,729
CME Group Inc, Cl A	35,200	6,403
Comerica Inc	15,700	1,368
Discover Financial Services	33,600	2,406
E*TRADE Financial Corp	25,400	1,244
Everest Re Group Ltd	4,000	904
Fifth Third Bancorp	63,700	1,757
First Republic Bank/CA	16,300	1,711
Franklin Resources Inc	28,400	926
Goldman Sachs Group Inc/The	33,700	6,629
Hartford Financial Services Group Inc/The	34,950	1,725
Huntington Bancshares Inc/OH	102,600	1,478
Intercontinental Exchange Inc	55,745	4,301
Invesco Ltd	40,300	780
Jefferies Financial Group Inc	24,600	499
JPMorgan Chase & Co	325,500	33,969
KeyCorp	103,599	1,830
Lincoln National Corp	20,600	1,288
Loews Corp	27,300	1,300
M&T Bank Corp	13,721	2,375
Marsh & McLennan Cos Inc	49,300	4,586
MetLife Inc	96,800	4,374
Moody’s Corp	16,447	2,847
Morgan Stanley	129,100	5,420

352	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI Inc, Cl A	8,400	$1,552
Nasdaq Inc	11,500	1,053
Northern Trust Corp	21,500	2,004
People’s United Financial Inc	35,400	629
PNC Financial Services Group Inc/The	45,400	5,721
Principal Financial Group Inc	26,600	1,400
Progressive Corp/The	56,700	4,133
Prudential Financial Inc	40,600	3,892
Raymond James Financial Inc	12,300	1,016
Regions Financial Corp	100,500	1,648
S&P Global Inc	24,700	4,949
SunTrust Banks Inc	43,900	2,848
SVB Financial Group *	5,400	1,335
Synchrony Financial	64,311	2,097
T Rowe Price Group Inc	23,400	2,350
Torchmark Corp	9,800	809
Travelers Cos Inc/The	26,000	3,456
Unum Group	21,700	811
US Bancorp	149,600	7,733
Wells Fargo & Co	414,500	20,679
Willis Towers Watson PLC	12,695	2,184
Zions Bancorp NA	18,900	966

		303,008

Health Care — 13.9%
Abbott Laboratories	171,639	13,323
AbbVie Inc	147,000	11,648
ABIOMED Inc *	4,400	1,472
Agilent Technologies Inc	30,800	2,447
Alexion Pharmaceuticals Inc *	22,000	2,977
Align Technology Inc *	7,300	1,890
Allergan PLC	31,100	4,283
AmerisourceBergen Corp	15,061	1,255
Amgen Inc	62,300	11,842
Anthem Inc	25,200	7,578
Baxter International Inc	48,538	3,627
Becton Dickinson and Co	26,137	6,503
Biogen Inc *	19,800	6,495
Boston Scientific Corp *	135,700	5,444
Bristol-Myers Squibb Co	160,800	8,307
Cardinal Health Inc	28,800	1,565
Celgene Corp *	68,800	5,719
Centene Corp *	41,000	2,496
Cerner Corp *	31,900	1,785
Cigna Corp	37,481	6,538
Cooper Cos Inc/The	4,900	1,401
CVS Health Corp	127,443	7,370
Danaher Corp	60,200	7,647
DaVita Inc *	11,900	677
DENTSPLY SIRONA Inc	22,700	948
Edwards Lifesciences Corp *	20,700	3,504
Eli Lilly & Co	92,100	11,631

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences Inc	127,056	$8,261
HCA Healthcare Inc	26,100	3,629
Henry Schein Inc *	15,200	901
Hologic Inc *	27,400	1,292
Humana Inc	13,500	3,848
IDEXX Laboratories Inc *	8,500	1,794
Illumina Inc *	14,300	4,473
Incyte Corp *	17,200	1,483
Intuitive Surgical Inc *	11,100	6,078
IQVIA Holdings Inc *	15,500	2,171
Johnson & Johnson	262,600	35,882
Laboratory Corp of America Holdings *	9,754	1,446
McKesson Corp	19,100	2,429
Medtronic PLC	131,255	11,879
Merck & Co Inc	254,400	20,680
Mettler-Toledo International Inc *	2,500	1,702
Mylan NV *	50,200	1,325
Nektar Therapeutics, Cl A *	16,100	653
PerkinElmer Inc	11,300	1,064
Perrigo Co PLC	12,900	628
Pfizer Inc	565,696	24,523
Quest Diagnostics Inc	13,500	1,168
Regeneron Pharmaceuticals Inc *	7,600	3,274
ResMed Inc	13,800	1,413
Stryker Corp	30,500	5,750
Teleflex Inc	4,600	1,333
Thermo Fisher Scientific Inc	39,300	10,201
UnitedHealth Group Inc	94,100	22,793
Universal Health Services Inc, Cl B	8,600	1,194
Varian Medical Systems Inc *	9,200	1,236
Vertex Pharmaceuticals Inc *	25,000	4,719
Waters Corp *	7,600	1,841
WellCare Health Plans Inc *	5,000	1,268
Zimmer Biomet Holdings Inc	20,300	2,520
Zoetis Inc, Cl A	47,567	4,482

		339,705

Industrials — 9.2%
3M Co	56,900	11,801
Alaska Air Group Inc	12,700	784
Allegion PLC	9,733	876
American Airlines Group Inc	40,200	1,432
AMETEK Inc	22,600	1,799
AO Smith Corp	14,300	743
Arconic Inc	41,066	759
Boeing Co/The	51,700	22,746
Caterpillar Inc	57,600	7,911
CH Robinson Worldwide Inc	13,900	1,256
Cintas Corp	8,400	1,735
Copart Inc *	20,600	1,209
CSX Corp	79,200	5,755
Cummins Inc	14,700	2,265

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	353

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere & Co	31,800	$5,217
Delta Air Lines Inc	60,500	3,000
Dover Corp	14,800	1,340
Eaton Corp PLC	42,901	3,422
Emerson Electric Co	61,400	4,184
Equifax Inc	12,200	1,336
Expeditors International of Washington Inc	16,600	1,244
Fastenal Co	28,600	1,800
FedEx Corp	23,749	4,299
Flowserve Corp	12,100	537
Fluor Corp	14,400	541
Fortive Corp	28,724	2,343
Fortune Brands Home & Security Inc	14,400	679
General Dynamics Corp	27,300	4,647
General Electric Co	849,092	8,822
Harris Corp	11,800	1,946
Honeywell International Inc	72,300	11,139
Huntington Ingalls Industries Inc	4,400	921
IHS Markit Ltd *	35,000	1,861
Illinois Tool Works Inc	30,056	4,330
Ingersoll-Rand PLC	24,500	2,586
Jacobs Engineering Group Inc	11,800	871
JB Hunt Transport Services Inc	8,500	915
Johnson Controls International PLC	90,304	3,185
Kansas City Southern	9,700	1,054
L3 Technologies Inc	7,800	1,652
Lockheed Martin Corp	24,324	7,526
Masco Corp	30,400	1,142
Nielsen Holdings PLC	34,800	912
Norfolk Southern Corp	26,700	4,787
Northrop Grumman Corp	16,900	4,900
PACCAR Inc	34,500	2,339
Parker-Hannifin Corp	13,000	2,290
Pentair PLC	15,946	678
Quanta Services Inc	14,400	513
Raytheon Co	27,900	5,203
Republic Services Inc, Cl A	21,100	1,655
Robert Half International Inc	11,700	798
Rockwell Automation Inc	11,600	2,071
Rollins Inc	14,850	589
Roper Technologies Inc	10,200	3,301
Snap-on Inc	5,600	896
Southwest Airlines Co	49,500	2,774
Stanley Black & Decker Inc	14,700	1,947
Textron Inc	23,400	1,271
TransDigm Group Inc *	4,700	2,040
Union Pacific Corp	72,000	12,074
United Continental Holdings Inc *	22,600	1,985
United Parcel Service Inc, Cl B	67,800	7,472
United Rentals Inc *	7,800	1,050
United Technologies Corp	79,279	9,963
Verisk Analytics Inc, Cl A	16,000	2,023

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wabtec Corp	13,172	$965
Waste Management Inc	38,300	3,878
WW Grainger Inc	4,500	1,371
Xylem Inc/NY	18,200	1,375

		224,730

Information Technology — 19.6%
Accenture PLC, Cl A	62,300	10,054
Activision Blizzard Inc	75,700	3,190
Adobe Inc *	47,700	12,521
Advanced Micro Devices Inc *	85,400	2,009
Akamai Technologies Inc *	15,600	1,087
Alliance Data Systems Corp	4,700	813
Amphenol Corp, Cl A	30,000	2,819
Analog Devices Inc	35,936	3,844
ANSYS Inc *	8,100	1,436
Apple Inc	441,600	76,463
Applied Materials Inc	97,200	3,727
Arista Networks Inc *	5,000	1,426
Autodesk Inc *	21,700	3,537
Automatic Data Processing Inc	43,000	6,580
Broadcom Inc	40,393	11,123
Broadridge Financial Solutions Inc	11,400	1,154
Cadence Design Systems Inc *	27,700	1,586
Cisco Systems Inc	439,900	22,774
Citrix Systems Inc	12,300	1,298
Cognizant Technology Solutions Corp, Cl A	56,300	3,996
Corning Inc	79,600	2,771
DXC Technology Co	27,638	1,820
Electronic Arts Inc *	29,600	2,835
F5 Networks Inc *	6,000	1,009
Fidelity National Information Services Inc	32,200	3,482
Fiserv Inc *	39,000	3,303
FleetCor Technologies Inc *	8,800	2,053
FLIR Systems Inc	13,300	684
Fortinet Inc *	14,400	1,250
Gartner Inc *	9,200	1,309
Global Payments Inc	15,412	2,009
Hewlett Packard Enterprise Co	138,500	2,269
HP Inc	156,500	3,088
Intel Corp	446,600	23,652
International Business Machines Corp	88,858	12,274
Intuit Inc	25,300	6,252
IPG Photonics Corp *	3,400	527
Jack Henry & Associates Inc	7,700	1,021
Juniper Networks Inc	34,500	934
Keysight Technologies Inc *	18,700	1,579
KLA-Tencor Corp	14,823	1,712
Lam Research Corp	14,987	2,639
Mastercard Inc, Cl A	88,900	19,982
Maxim Integrated Products Inc	27,600	1,502
Microchip Technology Inc	23,400	2,033

354	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc*	110,300	$4,509
Microsoft Corp	757,100	84,818
Motorola Solutions Inc	15,967	2,285
NetApp Inc	25,300	1,650
NVIDIA Corp	59,600	9,194
Oracle Corp	249,000	12,980
Paychex Inc	30,900	2,380
PayPal Holdings Inc*	115,100	11,288
Qorvo Inc*	12,700	891
QUALCOMM Inc	119,300	6,369
Red Hat Inc*	17,500	3,196
Salesforce.com*	74,800	12,241
Seagate Technology PLC	25,100	1,169
Skyworks Solutions Inc	17,100	1,396
Symantec Corp	64,700	1,455
Synopsys Inc*	14,300	1,454
TE Connectivity Ltd	33,600	2,758
Texas Instruments Inc	93,800	9,922
Total System Services Inc	16,800	1,586
VeriSign Inc*	10,500	1,869
Visa Inc, Cl A	172,000	25,477
Western Digital Corp	29,103	1,464
Western Union Co/The	45,200	808
Xerox Corp	19,675	608
Xilinx Inc	24,900	3,120

		478,313

Materials — 2.5%
Air Products & Chemicals Inc	21,300	3,859
Albemarle Corp	10,900	995
Avery Dennison Corp	8,200	886
Ball Corp	33,800	1,852
Celanese Corp, Cl A	12,800	1,309
CF Industries Holdings Inc	22,100	933
DowDuPont Inc	224,215	11,935
Eastman Chemical Co	14,200	1,174
Ecolab Inc	25,100	4,240
FMC Corp	13,600	1,217
Freeport-McMoRan Inc, Cl B	140,200	1,809
International Flavors & Fragrances Inc	9,800	1,250
International Paper Co	39,400	1,805
Linde PLC	53,841	9,327
LyondellBasell Industries NV, Cl A	30,900	2,643
Martin Marietta Materials Inc	6,000	1,127
Mosaic Co/The	36,100	1,129
Newmont Mining Corp	53,200	1,815
Nucor Corp	30,500	1,847
Packaging Corp of America	9,500	908
PPG Industries Inc	23,800	2,665
Sealed Air Corp	15,100	659
Sherwin-Williams Co/The	8,075	3,498
Vulcan Materials Co	13,200	1,471

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	24,941	$932

		61,285

Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	10,500	1,427
American Tower Corp, Cl A ‡	43,347	7,636
Apartment Investment & Management Co, Cl A	15,516	759
AvalonBay Communities Inc ‡	13,500	2,627
Boston Properties Inc ‡	14,900	1,977
CBRE Group Inc, Cl A *	30,600	1,523
Crown Castle International Corp ‡	40,900	4,857
Digital Realty Trust Inc ‡	20,000	2,262
Duke Realty Corp ‡	34,200	1,011
Equinix Inc	7,857	3,327
Equity Residential ‡	36,400	2,682
Essex Property Trust Inc ‡	6,600	1,847
Extra Space Storage Inc ‡	12,500	1,199
Federal Realty Investment Trust ‡	7,200	962
Four Corners Property Trust Inc ‡	1	—
HCP Inc ‡	46,500	1,431
Host Hotels & Resorts Inc ‡	74,485	1,461
Iron Mountain Inc ‡	27,671	980
Kimco Realty Corp ‡	40,400	711
Macerich Co/The ‡	10,200	445
Mid-America Apartment Communities Inc ‡	11,200	1,160
Prologis Inc ‡	61,199	4,288
Public Storage ‡	14,700	3,109
Realty Income Corp ‡	28,600	1,978
Regency Centers Corp ‡	17,200	1,122
SBA Communications Corp, Cl A *‡	11,100	2,004
Simon Property Group Inc ‡	30,300	5,489
SL Green Realty Corp ‡	8,400	762
UDR Inc ‡	27,600	1,226
Ventas Inc ‡	34,700	2,177
Vornado Realty Trust ‡	17,200	1,158
Welltower Inc ‡	36,900	2,742
Weyerhaeuser Co ‡	73,627	1,833

		68,172

Utilities — 3.1%
AES Corp/VA	64,700	1,115
Alliant Energy Corp	22,800	1,046
Ameren Corp	24,600	1,752
American Electric Power Co Inc	48,400	3,928
American Water Works Co Inc	18,100	1,839
Atmos Energy Corp	11,500	1,137
CenterPoint Energy Inc	48,600	1,465
CMS Energy Corp	28,600	1,556
Consolidated Edison Inc	30,300	2,498
Dominion Energy Inc	75,132	5,567
DTE Energy Co	18,000	2,224

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	355

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	69,430	$6,225
Edison International	31,600	1,893
Entergy Corp	17,600	1,643
Evergy Inc	25,599	1,431
Eversource Energy	30,600	2,136
Exelon Corp	95,300	4,631
FirstEnergy Corp	47,300	1,927
NextEra Energy Inc	46,700	8,766
NiSource Inc	37,000	998
NRG Energy Inc	28,000	1,167
Pinnacle West Capital Corp	10,800	1,012
PPL Corp	69,900	2,249
Public Service Enterprise Group Inc	49,400	2,905
Sempra Energy	26,500	3,192
Southern Co/The	101,100	5,024
WEC Energy Group Inc	30,862	2,354
Xcel Energy Inc	50,300	2,759

		74,439

Total Common Stock (Cost $1,267,677) ($ Thousands)		2,289,294

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 4.0%
SPDR S&P 500 ETF Trust (A)	348,063	$96,998

Total Exchange Traded Fund (Cost $90,149) ($ Thousands)		96,998

Total Investments in Securities — 97.9% (Cost $1,357,826) ($ Thousands)		$2,386,292

	Contracts

PURCHASED SWAPTION — 0.4%
Total Purchased Swaption (B) (Cost $6,951) ($ Thousands)	2,550,870,000	$8,541

PURCHASED OPTION — 0.0%
Total Purchased Option (C) (Cost $1,423) ($ Thousands)	563,889,677	$447

A list of the open options contracts held by the Fund at February 28, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options

April 19 Put EUR Call USD*	563,889,677	$641,143	$1.10	04/23/19	$447

Total Purchased Option		$641,143			$447

A list of the open OTC swaption contracts held by the Fund at February 28, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.4%

Call Swaptions — 0.4%
CMS One Look*	Bank of America Merrill Lynch	2,550,870,000	$0.14	07/17/21	$8,541

Total Purchased Swaption (Cost $6,951) ($ Thousands)					$8,541

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	(201)	Mar-2019	$(24,655)	$(24,766)	$(48)
CAC40 Index	(414)	Mar-2019	(24,491)	(24,698)	(145)
DAX Index	(76)	Mar-2019	(24,707)	(24,924)	(154)
FTSE MIB	(215)	Mar-2019	(24,874)	(25,284)	(347)
IBEX	(237)	Mar-2019	(24,696)	(25,077)	(319)
MSCI EAFE Index E-MINI	(1,052)	Mar-2019	(89,335)	(98,309)	(8,974)
MSCI Emerging Markets	6,987	Mar-2019	348,739	365,665	16,926
S&P 500 Index E-MINI	(716)	Mar-2019	(92,298)	(99,692)	(7,395)

			$43,683	$42,915	$(456)

356	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/09/20	SAR	462,302	USD	122,931	$(202)

Barclays PLC	04/09/19	USD	226,889	JPY	24,255,636	(8,226)

BNP Paribas	04/09/19	EUR	116,764	USD	133,228	(183)

Goldman Sachs	04/09/19	USD	17,882	JPY	1,931,070	(474)

JPMorgan Chase Bank	04/09/19	EUR	209,129	USD	239,731	786

RBC	04/09/19	USD	10,397	JPY	1,146,971	(57)

						$(8,356)

A list of the open OTC swap agreements held by the Fund at February 28, 2019, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas (A)	Bloomberg Commodity Index Total Return	USD T-BILL AUCTION HIGH RATE + 11 BPS	INDEX RETURN	Quarterly	05/10/2019	USD	(219,664)	$4,748	$–	$4,748
HSBC	Russell 1000 Growth Total Return	RUSSELL 1000 GROWTH TOTAL RETURN	INDEX RETURN	Quarterly	04/23/2019	USD	126,699	(8,695)	–	(8,695)
HSBC	Russell 1000 Value Index Total Return	RUSSELL 1000 VALUE INDEX TOTAL RETURN	3-MONTH USD - LIBOR PLUS 20 BPS	Quarterly	04/23/2019	USD	(124,064)	6,408	–	6,408
Morgan Stanley	Russell 1000 Growth Total Return	RUSSELL 1000 GROWTH TOTAL RETURN	INDEX RETURN	Quarterly	09/19/2019	USD	223,013	(23,628)	–	(23,628)
Morgan Stanley	Russell 1000 Value Index Total Return	RUSSELL 1000 VALUE INDEX TOTAL RETURN	3-MONTH USD - LIBOR PLUS 24 BPS	Quarterly	09/19/2019	USD	(230,187)	20,773	–	20,773

								$(394)	$–	$(394)

Percentages are based on Net Assets of $2,438,367 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary Ltd. as of February 28, 2019.
(B)	Refer to table below for details on Swaption Contracts. (C) Refer to table below for details on Options Contracts.

Cl — Class

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

SAR— Saudi Riyal

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,289,294	$–	$–	$2,289,294
Exchange Traded Fund	96,998	–	–	96,998

Total Investments in Securities	$2,386,292	$–	$–	$2,386,292

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$447	$–	$–	$447
Purchased Swaption	8,541	–	–	8,541
Futures Contracts*
Unrealized Appreciation	16,926	–	–	16,926
Unrealized Depreciation	(17,382)	–	–	(17,382)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	357

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Dynamic Asset Allocation Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$ –	$ 786	$ –	$ 786
Unrealized Depreciation	–	(9,142)	–	(9,142)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	31,929	–	31,929
Unrealized Depreciation	–	(32,323)	–	(32,323)

Total Other Financial Instruments	$ 8,532	$ (8,750)	$ –	$ (218)

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

358	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 65.9%
U.S. Treasury Bills **(A)
2.487%, 07/18/2019	$35,500	$35,169
2.446%, 08/15/2019	40,500	40,044
U.S. Treasury Inflation-Protected Securities
1.250%, 07/15/2020 (B)	71,823	72,776
0.625%, 07/15/2021 (B)	117,576	118,052
0.625%, 04/15/2023 (B)	58,658	58,592
0.375%, 07/15/2023 (B)	9,635	9,575
0.375%, 07/15/2025	28,730	28,289
0.125%, 04/15/2020 (B)	55,877	55,444
0.125%, 04/15/2021 (B)	28,099	27,728
0.125%, 04/15/2022 (B)	34,874	34,264
0.125%, 07/15/2022	57,232	56,517
0.125%, 01/15/2023	15,098	14,808
0.125%, 07/15/2024 (B)	21,674	21,190
0.125%, 07/15/2026	16,595	15,955
U.S. Treasury Notes **
2.535%, 01/31/2021 (C)	2,500	2,498
2.465%, 10/31/2020 (C)	5,000	4,996
2.463%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	7,500	7,497
2.417%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	3,000	2,999

Total U.S. Treasury Obligations (Cost $608,896) ($ Thousands)		606,393

	Shares

COMMON STOCK — 29.8%

Communication Services — 2.3%
Alphabet Inc, Cl A *	2,201	2,480
Alphabet Inc, Cl C *	2,236	2,504
AT&T Inc (B)	116,874	3,637
CenturyLink Inc	14,647	193
Cogent Communications Holdings Inc	700	34
Consolidated Communications Holdings Inc	3,034	30
Facebook Inc, Cl A *	17,288	2,791
IAC/InterActiveCorp*	500	106
Iridium Communications Inc *	2,800	60
Liberty Media Corp-Liberty Formula One, Cl C *	3,200	100
Live Nation Entertainment Inc *	1,700	96
Madison Square Garden Co/The, Cl A *	300	86
Netflix Inc *	4,318	1,546
Shenandoah Telecommunications Co	1,300	58
Sprint Corp *	8,992	57
Take-Two Interactive Software Inc *	1,100	96
Telephone & Data Systems Inc	3,178	102
T-Mobile US Inc *	5,230	378
TripAdvisor Inc *	800	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Twenty-First Century Fox Inc, Cl A	11,800	$595
Twenty-First Century Fox Inc, Cl B	5,800	291
Twitter Inc *	4,598	142
Verizon Communications Inc	61,786	3,517
Viacom Inc, Cl B	4,100	120
Vonage Holdings Corp *	4,800	49
Walt Disney Co/The	16,800	1,896
World Wrestling Entertainment Inc, Cl A	400	33
Zayo Group Holdings Inc *	4,039	100
Zynga Inc, Cl A *	15,600	81

		21,221

Consumer Discretionary — 0.0%
Cinemark Holdings Inc	2,300	87

Consumer Staples — 7.5%
Altria Group Inc (B)	71,006	3,721
Andersons Inc/The	1,800	67
Archer-Daniels-Midland Co	21,705	922
B&G Foods Inc, Cl A	2,371	58
BJ’s Wholesale Club Holdings Inc *	2,000	51
Boston Beer Co Inc/The, Cl A *	350	109
Brown-Forman Corp, Cl A	1,899	94
Brown-Forman Corp, Cl B	11,177	553
Bunge Ltd	5,544	294
Calavo Growers Inc	956	81
Cal-Maine Foods Inc	550	24
Campbell Soup Co	7,102	256
Casey’s General Stores Inc	1,903	256
Central Garden & Pet Co, Cl A *	3,000	84
Church & Dwight Co Inc	9,273	610
Clorox Co/The	4,991	789
Coca-Cola Co/The (B)	144,054	6,531
Coca-Cola Consolidated Inc	300	74
Colgate-Palmolive Co	33,288	2,193
Conagra Brands Inc	18,506	432
Constellation Brands Inc, Cl A	5,976	1,011
Costco Wholesale Corp	16,592	3,629
Coty Inc, Cl A	17,968	198
Darling Ingredients Inc *	6,464	142
Edgewell Personal Care Co *	1,866	83
Energizer Holdings Inc	2,887	132
Estee Lauder Cos Inc/The, Cl A	8,232	1,292
Flowers Foods Inc	8,013	164
Fresh Del Monte Produce Inc	1,211	34
Freshpet Inc *	1,300	54
General Mills Inc	22,237	1,048
Hain Celestial Group Inc/The *	5,366	106
Herbalife Nutrition Ltd *	5,012	281
Hershey Co/The	5,499	609
Hormel Foods Corp	10,030	435
Hostess Brands Inc, Cl A *	3,430	42

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	359

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingles Markets Inc, Cl A	1,647	$51
Ingredion Inc	2,885	267
Inter Parfums Inc	1,700	125
J&J Snack Foods Corp	753	117
JM Smucker Co/The	4,527	479
Kellogg Co	9,617	541
Keurig Dr Pepper Inc	7,095	178
Kimberly-Clark Corp	13,395	1,565
Kraft Heinz Co/The	24,244	805
Kroger Co/The	30,476	894
Lamb Weston Holdings Inc	5,609	389
Lancaster Colony Corp	950	149
McCormick & Co Inc/MD	4,571	622
Medifast Inc	500	64
MGP Ingredients Inc	900	74
Molson Coors Brewing Co, Cl B	6,624	408
Mondelez International Inc, Cl A	53,899	2,542
Monster Beverage Corp *	14,952	954
National Beverage Corp	567	39
Nu Skin Enterprises Inc, Cl A	1,898	114
PepsiCo Inc	53,366	6,171
Performance Food Group Co *	4,505	174
Philip Morris International Inc	59,741	5,194
Pilgrim’s Pride Corp *	1,222	24
Post Holdings Inc *	2,445	249
PriceSmart Inc	1,750	113
Procter & Gamble Co/The (B)	93,751	9,239
Rite Aid Corp *	63,181	47
Sanderson Farms Inc	599	69
Seaboard Corp	21	82
Simply Good Foods Co/The *	4,200	86
SpartanNash Co	1,678	32
Spectrum Brands Holdings Inc	1,868	101
Sprouts Farmers Market Inc *	5,301	124
Sysco Corp	18,254	1,233
TreeHouse Foods Inc *	2,953	179
Tyson Foods Inc, Cl A (B)	11,337	699
Universal Corp/VA	978	58
US Foods Holding Corp *	8,164	288
USANA Health Sciences Inc *	500	49
Vector Group Ltd	5,066	59
Walgreens Boots Alliance Inc	31,202	2,221
Walmart Inc	53,628	5,309
WD-40 Co	673	120

		68,756

Energy — 7.4%
Anadarko Petroleum Corp	24,289	1,057
Antero Resources Corp *	10,353	90
Apache Corp	19,089	633
Apergy Corp *	3,700	155
Arch Coal Inc	700	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archrock Inc	6,600	$64
Baker Hughes a GE Co, Cl A	24,962	659
C&J Energy Services Inc *	1,814	31
Cabot Oil & Gas Corp, Cl A	21,948	540
Cactus Inc, Cl A *	2,200	80
California Resources Corp *	1,200	28
Callon Petroleum Co *	9,327	71
Carrizo Oil & Gas Inc *	3,100	34
Centennial Resource Development Inc/DE, Cl A *	8,179	74
Cheniere Energy Inc*	11,790	760
Chesapeake Energy Corp *	40,568	120
Chevron Corp (B)	91,794	10,977
Cimarex Energy Co	4,687	337
CNX Resources Corp *	9,838	104
Concho Resources Inc	9,257	1,018
ConocoPhillips	55,935	3,795
CONSOL Energy Inc *	1,139	43
Continental Resources Inc/OK *	4,406	197
CVR Energy Inc	1,700	69
Delek US Holdings Inc	4,057	144
Denbury Resources Inc *	15,200	29
Devon Energy Corp	22,465	663
Diamond Offshore Drilling Inc *	2,200	21
Diamondback Energy Inc	7,506	773
Dril-Quip Inc *	1,412	60
Encana Corp	23,237	168
EOG Resources Inc	28,117	2,643
EQT Corp	12,209	221
Equitrans Midstream Corp	9,527	168
Exxon Mobil Corp (B)	204,368	16,151
GasLog Ltd	3,100	50
Golar LNG Ltd	4,823	100
Green Plains Inc	4,100	64
Gulfport Energy Corp *	7,242	55
Halliburton Co	42,174	1,294
Helix Energy Solutions Group Inc *	7,800	58
Helmerich & Payne Inc	5,239	284
Hess Corp	12,667	733
HollyFrontier Corp	8,047	412
Jagged Peak Energy Inc *	5,900	56
Keane Group Inc *	3,400	37
Kinder Morgan Inc/DE	93,050	1,783
Kosmos Energy Ltd	13,416	86
Laredo Petroleum Inc *	6,709	23
Liberty Oilfield Services Inc, Cl A	1,800	30
Marathon Oil Corp	42,128	699
Marathon Petroleum Corp	32,209	1,997
Matador Resources Co *	4,236	79
McDermott International Inc *	7,525	64
Murphy Oil Corp	8,242	238
Nabors Industries Ltd	13,249	43

360	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Oilwell Varco Inc	19,149	$539
Newpark Resources Inc *	6,134	54
Noble Corp plc *	12,800	39
Noble Energy Inc	24,175	536
Oasis Petroleum Inc *	10,721	60
Occidental Petroleum Corp	36,912	2,442
Oceaneering International Inc *	4,332	67
Oil States International Inc *	2,330	40
ONEOK Inc	20,046	1,288
Parsley Energy Inc, Cl A *	14,405	261
Patterson-UTI Energy Inc	11,065	147
PBF Energy Inc, Cl A	5,471	170
PDC Energy Inc *	2,517	93
Peabody Energy Corp	3,975	123
Penn Virginia Corp *	600	32
Phillips 66	19,982	1,925
Pioneer Natural Resources Co	8,284	1,168
ProPetro Holding Corp *	4,500	89
QEP Resources Inc *	13,006	101
Range Resources Corp	9,071	97
Renewable Energy Group Inc *	2,300	61
Resolute Energy Corp *	1,587	49
Rowan Cos Plc, Cl A *	5,196	59
RPC Inc	4,572	49
Schlumberger Ltd	66,488	2,929
Scorpio Tankers Inc	2,141	39
SEACOR Holdings Inc *	1,100	49
SemGroup Corp, Cl A	3,210	51
Ship Finance International Ltd	5,800	72
SM Energy Co	4,537	74
Southwestern Energy Co *	31,478	133
SRC Energy Inc *	9,836	45
Superior Energy Services Inc *	7,819	37
Targa Resources Corp	11,254	453
Tellurian Inc *	6,800	70
Tidewater Inc *	2,600	60
Transocean Ltd *(B)	28,964	237
Unit Corp *	3,329	52
US Silica Holdings Inc	3,469	52
Valero Energy Corp (B)	20,236	1,650
W&T Offshore Inc *	3,400	18
Weatherford International PLC *	45,621	29
Whiting Petroleum Corp *	3,558	87
Williams Cos Inc/The	59,039	1,576
World Fuel Services Corp	2,926	81
WPX Energy Inc *	19,530	241

		67,751

Health Care — 5.9%
Abbott Laboratories	22,359	1,735
AbbVie Inc	21,625	1,714
ABIOMED Inc *	526	176

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acadia Healthcare Co Inc *	1,145	$30
ACADIA Pharmaceuticals Inc *	3,200	85
Aerie Pharmaceuticals Inc *	1,087	51
Agilent Technologies Inc	4,744	377
Agios Pharmaceuticals Inc *	800	52
Alexion Pharmaceuticals Inc *	3,207	434
Align Technology Inc *	1,069	277
Alkermes PLC *	2,589	86
Allergan PLC	4,577	630
Allscripts Healthcare Solutions Inc *	6,200	66
Alnylam Pharmaceuticals Inc *	1,299	110
Amedisys Inc *	500	62
AmerisourceBergen Corp	2,638	220
Amgen Inc (B)	8,663	1,647
Amicus Therapeutics Inc *	3,207	39
AMN Healthcare Services Inc *	1,500	75
Anthem Inc	3,481	1,047
Arena Pharmaceuticals Inc *	1,200	60
Array BioPharma Inc *	2,437	56
Avanos Medical Inc *	663	31
Baxter International Inc (B)	6,959	520
Becton Dickinson and Co	3,676	915
Biogen Inc *	2,727	894
BioMarin Pharmaceutical Inc *	2,852	266
Bio-Rad Laboratories Inc, Cl A *	518	140
Bio-Techne Corp	550	107
Bluebird Bio Inc *	603	94
Blueprint Medicines Corp *	560	46
Boston Scientific Corp *	18,180	729
Bristol-Myers Squibb Co	22,930	1,185
Brookdale Senior Living Inc, Cl A *	3,883	26
Bruker Corp	900	34
Cambrex Corp *	1,000	41
Cantel Medical Corp	400	29
Cardinal Health Inc	3,981	216
Catalent Inc *	2,744	119
Celgene Corp *	9,419	783
Centene Corp *	5,704	347
Cerner Corp *	4,214	236
Charles River Laboratories International Inc *	847	120
Chemed Corp	220	72
Cigna Corp	5,130	895
Cooper Cos Inc/The	828	237
Covetrus Inc *	921	33
CVS Health Corp	18,053	1,044
Danaher Corp	8,288	1,053
DaVita Inc *	2,162	123
DENTSPLY SIRONA Inc	3,848	161
DexCom Inc *	1,100	153
Edwards Lifesciences Corp *	2,960	501
Elanco Animal Health Inc *	2,500	76

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	361

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eli Lilly & Co	12,721	$1,607
Emergent BioSolutions Inc *	1,100	64
Encompass Health Corp	2,222	140
Endo International PLC *	2,500	27
Ensign Group Inc/The	1,321	65
Exact Sciences Corp *	1,261	115
Exelixis Inc *	4,199	94
FibroGen Inc *	1,314	76
Gilead Sciences Inc (B)	17,126	1,114
Global Blood Therapeutics Inc *	1,700	89
Globus Medical Inc, Cl A *	800	39
Haemonetics Corp *	672	58
Halozyme Therapeutics Inc *	3,832	66
HCA Healthcare Inc	3,657	508
HealthEquity Inc *	600	48
Henry Schein Inc *	2,303	137
Heron Therapeutics Inc *	1,316	35
Hill-Rom Holdings Inc	1,449	154
HMS Holdings Corp *	1,600	55
Hologic Inc *	3,720	175
Horizon Pharma Plc *	1,472	43
Humana Inc	1,780	507
ICU Medical Inc *	326	80
IDEXX Laboratories Inc *	1,150	243
Illumina Inc *	1,921	601
Immunomedics Inc *	2,256	36
Incyte Corp *	2,745	237
Inogen Inc *	300	32
Insulet Corp *	622	58
Integer Holdings Corp *	400	36
Integra LifeSciences Holdings Corp *	672	37
Intercept Pharmaceuticals Inc *	800	80
Intuitive Surgical Inc *	1,539	843
Ionis Pharmaceuticals Inc *	2,124	151
IQVIA Holdings Inc *	2,382	334
Jazz Pharmaceuticals PLC *	631	88
Johnson & Johnson (B)	35,994	4,918
Laboratory Corp of America Holdings *	1,610	239
LHC Group Inc *	400	44
Ligand Pharmaceuticals Inc *	222	28
LivaNova PLC *	1,243	116
Magellan Health Inc *	700	48
Masimo Corp *	908	119
McKesson Corp	2,763	351
Medidata Solutions Inc *	571	43
MEDNAX Inc *	1,219	40
Medtronic PLC	18,830	1,704
Merck & Co Inc	35,501	2,886
Merit Medical Systems Inc *	1,700	95
Mettler- Toledo International Inc *	371	253
Molina Healthcare Inc *	762	103
Mylan NV *	7,295	193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Myriad Genetics Inc *	2,300	$71
National HealthCare Corp	1,000	81
Nektar Therapeutics, Cl A *	2,316	94
Neogen Corp *	597	37
Neurocrine Biosciences Inc *	1,213	94
Novocure Ltd *	1,100	59
NuVasive Inc *	1,200	71
Omnicell Inc *	650	55
Patterson Cos Inc	2,478	56
Penumbra Inc *	350	47
PerkinElmer Inc	1,848	174
Perrigo Co PLC	2,329	113
Pfizer Inc	78,710	3,412
PRA Health Sciences Inc *	902	96
Premier Inc, Cl A *	672	25
QIAGEN NV *	4,506	173
Quest Diagnostics Inc	2,041	177
Regeneron Pharmaceuticals Inc *	1,053	454
Repligen Corp *	512	30
ResMed Inc	2,138	219
Sage Therapeutics Inc *	803	128
Sarepta Therapeutics Inc *	911	131
Seattle Genetics Inc *	1,848	137
Spark Therapeutics Inc *	700	79
STERIS PLC	1,502	182
Stryker Corp	4,413	832
Supernus Pharmaceuticals Inc *	1,600	65
Syneos Health Inc, Cl A *	1,227	51
Teladoc Health Inc *	1,100	71
Teleflex Inc	675	196
Tenet Healthcare Corp *	1,900	54
Theravance Biopharma Inc *	1,318	32
Thermo Fisher Scientific Inc	5,450	1,415
Ultragenyx Pharmaceutical Inc *	424	27
United Therapeutics Corp *	878	111
UnitedHealth Group Inc	12,631	3,059
Universal Health Services Inc, Cl B	1,502	209
US Physical Therapy Inc	600	66
Varian Medical Systems Inc *	1,698	228
Veeva Systems Inc, Cl A *	1,479	174
Vertex Pharmaceuticals Inc *	3,324	627
Waters Corp *	1,176	285
WellCare Health Plans Inc *	978	248
West Pharmaceutical Services Inc	1,449	152
Wright Medical Group NV *	1,423	45
Zimmer Biomet Holdings Inc	3,003	373
Zoetis Inc, Cl A	6,703	632

		54,654

Information Technology — 2.2%
Accenture PLC, Cl A	4,470	721
Activision Blizzard Inc	7,980	336

362	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Inc *	3,049	$800
Akamai Technologies Inc *	663	46
Alliance Data Systems Corp	280	48
Amdocs Ltd	2,047	114
ANSYS Inc *	699	124
Aspen Technology Inc *	424	43
Atlassian Corp PLC, Cl A *	800	86
Autodesk Inc *	1,598	260
Automatic Data Processing Inc	2,862	438
Black Knight Inc *	2,000	104
Booz Allen Hamilton Holding Corp, Cl A	600	32
Broadridge Financial Solutions Inc	700	71
Cadence Design Systems Inc *	2,218	127
Cass Information Systems Inc	1,200	63
CDK Global Inc	1,035	60
Citrix Systems Inc	900	95
Cognizant Technology Solutions Corp, Cl A	3,547	252
Conduent Inc *	3,252	47
DXC Technology Co	2,098	138
Electronic Arts Inc *	3,181	305
EPAM Systems Inc *	350	57
Euronet Worldwide Inc *	273	37
Fair Isaac Corp *	200	50
Fidelity National Information Services Inc	2,139	231
First Data Corp, Cl A *	2,050	51
Fiserv Inc *	2,654	225
FleetCor Technologies Inc *	548	128
Fortinet Inc *	750	65
Gartner Inc *	500	71
Global Payments Inc	1,150	150
GoDaddy Inc, Cl A *	505	38
Guidewire Software Inc *	500	46
International Business Machines Corp (B)	6,294	869
Intuit Inc	1,606	397
Jack Henry & Associates Inc	549	73
Leidos Holdings Inc	1,200	77
Mastercard Inc, Cl A	5,942	1,336
Microsoft Corp	47,149	5,282
Nuance Communications Inc *	3,500	59
Nutanix Inc, Cl A *	1,100	55
Oracle Corp	17,075	890
Palo Alto Networks Inc *	694	171
Paychex Inc	2,025	156
Paycom Software Inc *	400	73
PayPal Holdings Inc *	7,796	765
PTC Inc *	600	56
Red Hat Inc *	1,363	249
RingCentral Inc, Cl A *	700	74
Sabre Corp	2,600	58
salesforce.com Inc *	4,884	799
ServiceNow Inc *	1,087	260
Splunk Inc *	895	122

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Square Inc, Cl A *	1,923	$156
SS&C Technologies Holdings Inc	1,340	82
Symantec Corp (B)	5,494	124
Synopsys Inc *	1,057	107
Tableau Software Inc, Cl A *	500	66
Teradata Corp *	2,200	106
Total System Services Inc	1,039	98
Twilio Inc, Cl A *	400	49
Tyler Technologies Inc *	171	35
Ultimate Software Group Inc/The *	150	50
VeriSign Inc *	609	108
Visa Inc, Cl A	11,523	1,707
VMware Inc, Cl A	480	82
Western Union Co/The	4,688	84
WEX Inc *	200	36
Workday Inc, Cl A *	849	168
Worldpay Inc, Cl A *	2,043	196
Zendesk Inc *	700	55

		20,589

Real Estate — 3.0%
Acadia Realty Trust ‡	2,673	76
Agree Realty Corp ‡	100	7
Alexander & Baldwin Inc ‡	2,532	58
Alexandria Real Estate Equities Inc ‡	2,818	383
American Assets Trust Inc ‡	1,665	72
American Campus Communities Inc ‡	3,130	141
American Homes 4 Rent, Cl A ‡	6,506	142
American Tower Corp, Cl A ‡	10,448	1,840
Americold Realty Trust ‡	2,300	66
Apartment Investment & Management Co, Cl A	3,826	187
Apple Hospitality Inc ‡	4,086	67
Ashford Hospitality Trust Inc ‡	9,113	49
AvalonBay Communities Inc ‡	3,163	616
Boston Properties Inc ‡	3,516	467
Brandywine Realty Trust ‡	5,779	91
Brixmor Property Group Inc ‡	9,981	174
Brookfield Property Inc, Cl A ‡	3,100	61
Camden Property Trust ‡	2,107	207
CareTrust Inc ‡	2,400	54
CBRE Group Inc, Cl A *	8,089	402
Chatham Lodging Trust ‡	3,500	70
Chesapeake Lodging Trust ‡	1,950	59
Colony Capital Inc ‡	14,834	82
Columbia Property Trust Inc ‡	4,772	103
CoreCivic Inc ‡	3,873	82
CoreSite Realty Corp ‡	1,014	104
Corporate Office Properties Trust ‡	3,060	80
Cousins Properties Inc ‡	10,638	101
Crown Castle International Corp ‡	9,803	1,164

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	363

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CubeSmart ‡	4,919	$151
CyrusOne Inc ‡	2,364	118
DiamondRock Hospitality Co ‡	6,558	70
Digital Realty Trust Inc ‡	4,908	555
Douglas Emmett Inc ‡	3,531	136
Duke Realty Corp ‡	9,269	274
Easterly Government Properties Inc	3,625	65
EastGroup Properties Inc ‡	1,124	119
Empire State Realty Trust Inc, Cl A ‡	4,809	73
EPR Properties ‡	1,447	106
Equinix Inc	1,936	820
Equity Commonwealth ‡	3,381	110
Equity LifeStyle Properties Inc ‡	2,030	221
Equity Residential ‡	8,483	625
Essex Property Trust Inc ‡	1,654	463
Extra Space Storage Inc ‡	3,085	296
Federal Realty Investment Trust ‡	1,821	243
First Industrial Realty Trust Inc ‡	3,570	120
Four Corners Property Trust Inc ‡	2,300	63
Front Yard Residential Corp ‡	592	7
Gaming and Leisure Properties Inc ‡	5,464	199
GEO Group Inc/The ‡	3,953	90
Getty Realty Corp	2,700	89
Gladstone Commercial Corp ‡	3,262	67
HCP Inc ‡	11,828	364
Healthcare Realty Trust Inc ‡	3,496	111
Healthcare Trust of America Inc, Cl A ‡	5,249	150
HFF Inc, Cl A	700	32
Highwoods Properties Inc ‡	2,749	127
Hospitality Properties Trust ‡	5,748	156
Host Hotels & Resorts Inc ‡	17,806	349
Howard Hughes Corp/The *	1,891	211
Hudson Pacific Properties Inc ‡	3,618	120
Industrial Logistics Properties Trust ‡	1,393	29
Investors Real Estate Trust	1,336	81
Invitation Homes Inc ‡	7,286	168
Iron Mountain Inc ‡	6,780	240
JBG SMITH Properties ‡	1,950	79
Jones Lang LaSalle Inc	990	163
Kennedy-Wilson Holdings Inc	2,615	54
Kilroy Realty Corp ‡	2,614	193
Kimco Realty Corp ‡	12,443	219
Lamar Advertising Co, Cl A ‡	1,916	149
Lexington Realty Trust ‡	4,319	40
Liberty Property Trust ‡	4,187	198
Life Storage Inc ‡	1,383	135
LTC Properties Inc ‡	1,521	68
Macerich Co/The ‡	3,418	149
Mack-Cali Realty Corp ‡	2,976	62
Medical Properties Trust Inc ‡	8,542	156
Mid-America Apartment Communities Inc ‡	2,926	303

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monmouth Real Estate Investment Corp, Cl A ‡	2,127	$28
National Health Investors Inc ‡	1,059	83
National Retail Properties Inc ‡	3,795	198
National Storage Affiliates Trust ‡	1,900	54
Office Properties Income Trust	2,046	62
Omega Healthcare Investors Inc ‡	4,426	159
Outfront Media Inc ‡	4,125	93
Paramount Group Inc ‡	6,393	92
Park Hotels & Resorts Inc ‡	6,207	194
Pebblebrook Hotel Trust ‡	2,847	91
Pennsylvania Real Estate Investment Trust ‡	5,739	35
Physicians Realty Trust ‡	6,113	110
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	78
PotlatchDeltic Corp ‡	1,759	63
Preferred Apartment Communities Inc, Cl A ‡	3,676	56
Prologis Inc ‡	14,863	1,041
PS Business Parks Inc ‡	498	73
Public Storage ‡	3,330	704
QTS Realty Trust Inc, Cl A ‡	1,698	71
Rayonier Inc ‡	3,719	110
Realogy Holdings Corp	4,199	57
Realty Income Corp ‡	6,812	471
Redfin Corp *	2,869	57
Regency Centers Corp ‡	3,665	239
Retail Opportunity Investments Corp ‡	5,411	93
Retail Properties of America Inc, Cl A	7,610	95
Rexford Industrial Realty Inc ‡	1,272	44
RLJ Lodging Trust ‡	4,589	85
Ryman Hospitality Properties Inc ‡	1,028	83
Sabra Health Care Inc ‡	5,075	92
Saul Centers Inc ‡	866	49
SBA Communications Corp, Cl A *‡	2,656	480
Senior Housing Properties Trust ‡	6,456	84
Seritage Growth Properties ‡	700	31
Simon Property Group Inc ‡	7,243	1,312
SITE Centers Corp ‡	4,565	61
SL Green Realty Corp ‡	2,074	188
Spirit Realty Capital Inc	2,678	103
STAG Industrial Inc ‡	1,722	48
STORE Capital Corp ‡	4,545	148
Summit Hotel Properties Inc ‡	5,600	64
Sun Communities Inc ‡	1,948	221
Sunstone Hotel Investors Inc ‡	5,694	86
Tanger Factory Outlet Centers Inc ‡	2,522	54
Taubman Centers Inc ‡	1,665	89
Terreno Realty Corp ‡	1,122	46
Tier Inc ‡	1,272	31
UDR Inc ‡	6,466	287
Uniti Group Inc ‡	4,338	42
Urban Edge Properties ‡	2,952	57
Ventas Inc ‡	8,494	533

364	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VEREIT Inc ‡	22,753	$181
VICI Properties Inc	8,600	183
Vornado Realty Trust ‡	4,084	275
Washington Prime Group Inc ‡	6,700	39
Washington Real Estate Investment Trust ‡	2,522	67
Weingarten Realty Investors ‡	3,199	92
Welltower Inc ‡	9,332	693
Weyerhaeuser Co ‡	18,662	464
WP Carey Inc ‡	3,521	260
Xenia Hotels & Resorts Inc ‡	4,472	87

		27,257

Utilities — 1.5%
AES Corp/VA	12,058	208
ALLETE Inc	1,350	109
Alliant Energy Corp	4,142	190
Ameren Corp	3,687	263
American Electric Power Co Inc	7,096	576
American States Water Co	1,300	92
American Water Works Co Inc	2,769	281
Aqua America Inc	2,997	108
Atmos Energy Corp	1,463	145
Avista Corp	700	28
Black Hills Corp	1,400	99
California Water Service Group	1,400	73
CenterPoint Energy Inc	7,902	238
Clearway Energy Inc, Cl C	3,481	52
CMS Energy Corp	4,276	233
Connecticut Water Service Inc	1,000	67
Consolidated Edison Inc	3,956	326
Dominion Energy Inc	10,851	804
DTE Energy Co	2,638	326
Duke Energy Corp	10,556	946
Edison International	4,887	293
El Paso Electric Co	600	32
Entergy Corp	2,799	261
Evergy Inc	4,614	258
Eversource Energy	4,810	336
Exelon Corp	14,479	704
FirstEnergy Corp	8,734	356
Hawaiian Electric Industries Inc	2,850	109
IDACORP Inc	1,159	114
MDU Resources Group Inc	3,955	104
MGE Energy Inc	1,500	96
National Fuel Gas Co	1,463	88
New Jersey Resources Corp	2,028	98
NextEra Energy Inc	6,877	1,291
NiSource Inc	5,354	144
Northwest Natural Holding Co	1,500	96
NorthWestern Corp	1,399	96
NRG Energy Inc	4,295	179
OGE Energy Corp	3,610	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONE Gas Inc	1,206	$104
Otter Tail Corp	450	23
Pattern Energy Group Inc, Cl A	1,558	33
PG&E Corp *	8,075	138
Pinnacle West Capital Corp	1,726	162
PNM Resources Inc	2,148	94
Portland General Electric Co	2,124	107
PPL Corp	9,790	315
Public Service Enterprise Group Inc	7,852	462
Sempra Energy	3,981	479
Southern Co/The	14,736	732
Southwest Gas Holdings Inc	1,024	84
Spire Inc	1,206	96
UGI Corp	2,653	146
Unitil Corp	1,300	71
Vistra Energy Corp	7,945	207
WEC Energy Group Inc	4,913	375
Xcel Energy Inc	7,508	412

		14,012

Total Common Stock (Cost $249,064) ($ Thousands)		274,327

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 9.0%

Communication Services — 1.0%
AT&T Inc
4.125%, 02/17/2026	$487	487
3.400%, 05/15/2025	2,468	2,407
CBS
3.500%, 01/15/2025	625	610
CCO Holdings LLC
5.000%, 02/01/2028 (D)	599	576
4.000%, 03/01/2023 (D)	596	589
Cox Communications
2.950%, 06/30/2023 (D)	173	168
CSC Holdings LLC
6.750%, 11/15/2021	125	133
Millicom International Cellular
6.625%, 10/15/2026 (D)	470	487
Sirius XM Radio
5.000%, 08/01/2027 (D)	486	475
Sprint Capital
6.900%, 05/01/2019	1,070	1,073
Verizon Communications
4.862%, 08/21/2046	465	478
Vodafone Group
4.125%, 05/30/2025	884	885
3.750%, 01/16/2024	405	404

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	365

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Warner Media LLC
4.700%, 01/15/2021	$130	$134

		8,906

Consumer Discretionary — 0.3%
Expedia Group
3.800%, 02/15/2028	756	715
General Motors Financial
5.100%, 01/17/2024	936	957
International Game Technology
6.250%, 02/15/2022 (D)	380	397
KB Home
4.750%, 05/15/2019	294	294
Time Warner Cable LLC
4.500%, 09/15/2042	245	206
4.125%, 02/15/2021	65	65

		2,634

Consumer Staples — 0.3%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (D)	570	564
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029	734	766
BRF
3.950%, 05/22/2023	260	244
Minerva Luxembourg
6.500%, 09/20/2026 (D)	233	226
Spectrum Brands
5.750%, 07/15/2025	685	670
Tyson Foods Inc
4.350%, 03/01/2029	129	130
4.000%, 03/01/2026	235	235
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	500	30

		2,865

Energy — 1.0%
Antero Resources
5.125%, 12/01/2022	126	126
Cenovus Energy
5.700%, 10/15/2019	66	67
3.000%, 08/15/2022	36	35
Cosan Luxembourg
7.000%, 01/20/2027	250	267
Energy Transfer Operating
5.200%, 02/01/2022	465	485
4.650%, 06/01/2021	85	87
4.500%, 04/15/2024	278	286
Energy Transfer Partners
4.500%, 11/01/2023	72	74
Enterprise Products Operating LLC
3.700%, 02/15/2026	810	812

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hess
4.300%, 04/01/2027		$653	$631
Kinder Morgan Energy Partners
4.150%, 03/01/2022		48	49
Marathon Petroleum
5.125%, 03/01/2021		47	49
Nabors Industries
5.500%, 01/15/2023		525	492
Noble Energy
4.150%, 12/15/2021		710	722
3.900%, 11/15/2024		463	457
Pertamina Persero MTN
6.450%, 05/30/2044		475	524
Plains All American Pipeline
3.600%, 11/01/2024		660	644
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025		909	984
5.000%, 03/15/2027		486	505
Sunoco
4.875%, 01/15/2023		586	593
Transocean Poseidon
6.875%, 02/01/2027 (D)		313	322
Western Midstream Operating
4.750%, 08/15/2028		189	187
4.500%, 03/01/2028		280	271
Williams Partners
3.900%, 01/15/2025		176	176

			8,845

Financials — 4.2%
ABN AMRO Bank
4.750%, 07/28/2025 (D)		200	204
Alfa
5.250%, 03/25/2024 (D)		814	846
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/2049		364	363
Banco Santander
5.179%, 11/19/2025		200	205
3.500%, 04/11/2022		600	599
Banco Santander MTN
3.250%, 04/04/2026	EUR	400	484
Bank of America
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/2049		$300	299
Bank of America MTN
3.950%, 04/21/2025		2,163	2,163
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023		1,225	1,219
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (D)		475	472

366	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (D)	$	106	$109
3.684%, 01/10/2023		755	748
BB&T MTN
2.625%, 06/29/2020		407	405
BNP Paribas
2.375%, 05/21/2020		200	199
BNP Paribas MTN
2.250%, 01/11/2027	EUR	236	274
BPCE
2.650%, 02/03/2021	$	398	394
Capital One Financial
3.300%, 10/30/2024		1,080	1,044
CIT Group
5.250%, 03/07/2025		487	510
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049		232	237
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		320	324
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049		374	378
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024		1,766	1,806
3.875%, 03/26/2025		680	676
Compass Bank
2.875%, 06/29/2022		780	761
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	432
Credit Agricole MTN
2.750%, 06/10/2020 (D)		400	398
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2167 (D)		330	339
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		375	384
3.800%, 06/09/2023		810	810
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028		450	449
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		591	544
3.750%, 05/22/2025		1,890	1,882
Goldman Sachs Group MTN
4.229%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		660	675
Guardian Life Insurance of America 4.850%, 01/24/2077 (D)		155	156
HSBC Bank USA
4.875%, 08/24/2020		460	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	$476	$482
4.250%, 03/14/2024	1,054	1,068
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124%, 12/29/2049	725	754
4.100%, 10/02/2023	1,000	1,013
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	332	308
JPMorgan Chase MTN
2.295%, 08/15/2021	375	369
Lincoln National
4.200%, 03/15/2022	110	112
Lloyds Banking Group
4.582%, 12/10/2025	807	797
Manufacturers & Traders Trust
2.625%, 01/25/2021	801	795
MetLife
5.700%, 06/15/2035	65	76
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049	160	161
Morgan Stanley MTN
5.000%, 11/24/2025	250	263
4.350%, 09/08/2026	742	745
Nationwide Building Society
4.000%, 09/14/2026 (D)	510	476
Nationwide Financial Services
5.375%, 03/25/2021 (D)	320	331
Nationwide Mutual Insurance
9.375%, 08/15/2039 (D)	321	489
Navient
6.625%, 07/26/2021	560	579
Navient MTN
7.250%, 01/25/2022	15	16
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 12/31/2049	560	600
5.123%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	500	465
Santander Holdings USA
4.400%, 07/13/2027	990	967
Santander UK
5.000%, 11/07/2023 (D)	1,000	1,006
SBA Tower Trust
3.156%, 10/08/2020 (D)	753	751
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, 12/29/2049	385	402
4.261%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (D)	400	318

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	367

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Banks
5.625%, VAR ICE LIBOR USD 3 Month+3.860%, 06/15/2167	$115	$116
Synchrony Financial
4.500%, 07/23/2025	931	909
UBS Group Funding Switzerland
4.125%, 09/24/2025 (D)	1,666	1,695
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049	408	409
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	255
Wells Fargo MTN
3.750%, 01/24/2024	778	793

		38,780

Health Care — 0.6%
AmerisourceBergen
4.300%, 12/15/2047	600	523
Baxalta
3.600%, 06/23/2022	222	221
Cigna
4.375%, 10/15/2028 (D)	384	389
4.125%, 11/15/2025 (D)	288	293
3.750%, 07/15/2023 (D)	228	231
Gilead Sciences
2.550%, 09/01/2020	1,159	1,156
HCA
5.375%, 09/01/2026	544	558
Mylan
3.125%, 01/15/2023 (D)	1,000	961
Takeda Pharmaceutical
4.400%, 11/26/2023 (D)	861	890
Zimmer Biomet Holdings
2.700%, 04/01/2020	480	478

		5,700

Industrials — 0.3%
Embraer Netherlands Finance BV
5.400%, 02/01/2027	575	621
Odebrecht Finance
7.125%, 06/26/2042 (D)	371	47
5.250%, 06/27/2029 (D)	369	47
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)	431	441
TransDigm
6.250%, 03/15/2026 (D)	448	458
United Technologies
3.950%, 08/16/2025	570	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XPO Logistics
6.750%, 08/15/2024 (D)	$475	$478

		2,673

Information Technology — 0.6%
Broadcom
3.875%, 01/15/2027	413	382
3.625%, 01/15/2024	193	188
CommScope Finance LLC
6.000%, 03/01/2026 (D)	335	343
5.500%, 03/01/2024 (D)	243	247
Dell International LLC
6.020%, 06/15/2026 (D)	313	332
4.420%, 06/15/2021 (D)	530	540
Hewlett Packard Enterprise
2.100%, 10/04/2019 (D)	742	738
KLA-Tencor
4.650%, 11/01/2024	691	725
Lam Research
2.800%, 06/15/2021	437	434
Seagate HDD Cayman
4.750%, 01/01/2025	343	330
Total System Services
4.000%, 06/01/2023	419	422
Western Digital Corp
4.750%, 02/15/2026	780	737

		5,418

Materials — 0.4%
DowDuPont
4.493%, 11/15/2025	710	741
4.205%, 11/15/2023	710	733
Suzano Austria GmbH
6.000%, 01/15/2029 (D)	713	755
Vale Overseas
6.250%, 08/10/2026	1,380	1,464

		3,693

Real Estate — 0.0%
Host Hotels & Resorts
3.750%, 10/15/2023	13	12
Welltower
4.000%, 06/01/2025	414	418

		430

Utilities — 0.3%
Enel Chile
4.875%, 06/12/2028	689	713
Exelon Generation LLC
2.950%, 01/15/2020	626	625
Genneia
8.750%, 01/20/2022 (D)	336	311

368	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Israel Electric
5.000%, 11/12/2024 (D)	$581	$604
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (D)	641	668
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	192	185

		3,106

Total Corporate Obligations (Cost $83,424) ($ Thousands)		83,050

MORTGAGE-BACKED SECURITIES — 7.0%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
3.711%, VAR LIBOR USD 1 Month+6.200%, 10/15/2042	1,750	309
FHLMC CMO, Ser 2016-4585, Cl DS, IO
3.511%, VAR LIBOR USD 1 Month+6.000%, 05/15/2046	1,396	242
FHLMC CMO, Ser 2017-4693, Cl SL, IO
3.661%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	2,282	407
FHLMC CMO, Ser 2017-4719, Cl JS, IO
3.661%, VAR LIBOR USD 1 Month+6.150%, 09/15/2047	2,525	402
FHLMC CMO, Ser 2017-4727, Cl SA, IO
3.711%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,587	443
FNMA CMO, Ser 2011-131, Cl ST, IO
4.050%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,107	209
FNMA CMO, Ser 2014-17, Cl SA, IO
3.560%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	3,080	516
FNMA CMO, Ser 2014-78, Cl SE, IO
3.610%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,099	346
FNMA CMO, Ser 2014-92, Cl SX, IO
3.610%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	2,509	447
FNMA CMO, Ser 2016-77, Cl DS, IO
3.510%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,124	353
FNMA CMO, Ser 2017-62, Cl AS, IO
3.660%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,424	413
FNMA CMO, Ser 2017-81, Cl SA, IO
3.710%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,414	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-122, Cl SA, IO
3.715%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	$1,785	$320

		4,828

Non-Agency Mortgage-Backed Obligations — 6.5%
Alternative Loan Trust, Ser 2005-20 CB,Cl 3A6
5.500%, 07/25/2035	70	65
Alternative Loan Trust, Ser 2005-57 CB,Cl 4A3
5.500%, 12/25/2035	163	137
Alternative Loan Trust, Ser 2006-24 CB,Cl A16
5.750%, 08/01/2036	314	257
Alternative Loan Trust, Ser 2006-28 CB,Cl A14
6.250%, 10/25/2036	232	185
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	167	148
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
3.389%, VAR LIBOR USD 1 Month+0.900%, 04/15/2035 (D)	930	924
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.489%, VAR LIBOR USD 1 Month+1.000%, 05/15/2035 (D)	1,000	999
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.489%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (D)	1,535	1,511
Bellemeade Re, Ser 2018-2A, Cl M1B
3.840%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (D)	285	285
Bellemeade Re, Ser 2018-3A, Cl M1B
4.340%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027 (D)	570	569
BHMS, Ser 2018-ATLS, Cl A
3.739%, VAR LIBOR USD 1 Month+1.250%, 07/15/2035 (D)	940	939
Braemar Hotels & Resorts Trust, Ser 2018 - PRME, Cl A
3.309%, VAR LIBOR USD 1 Month+0.820%, 06/15/2035 (D)	750	747
BX Trust, Ser 2017-IMC, Cl A
3.539%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (D)	1,015	1,015
BX Trust, Ser 2018-EXCL, Cl A
3.576%, VAR LIBOR USD 1 Month+1.088%, 09/15/2037 (D)	896	891
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4 3.283%, 05/10/2058	625	613

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	369

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (D)	$285	$289
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	105	78
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	167	136
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	87	67
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.422%, 04/10/2046 (C)(D)	250	249
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	774
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2025	390	401
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	950	964
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.127%, 07/10/2046 (C)(D)	690	707
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (D)	754	736
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	500
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	700	699
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	920	953
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.890%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (D)	549	555
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D 7.089%,
VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (D)	215	216
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	421	425
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	401	409
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,070	1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (D)	$325	$250
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
3.510%, VAR LIBOR USD 1 Month+1.030%, 11/19/2035 (D)	798	797
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.680%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	209	116
Eagle RE, Ser 2018-1, Cl M1 4.190%,
VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (D)	253	253
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
6.490%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	693	750
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
7.040%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	181	199
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
7.240%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	520	575
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.090%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	319	324
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M3
6.390%, VAR ICE LIBOR USD 1 Month+3.900%, 12/25/2027	685	745
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
5.140%, VAR ICE LIBOR USD 1 Month+2.650%, 03/25/2028	226	229
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.140%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	900	1,015
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.740%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	250	268
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.990%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	705	728
First Horizon Alternative Mortgage Securities Trust,
Ser 2006-FA3, Cl A9 6.000%, 07/25/2036	66	52

370	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.490%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	$352	$375
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.390%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	410	462
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.490%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	127	141
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
7.040%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	250	269
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.790%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	853	932
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.490%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	438	476
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
6.490%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	274	293
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
7.490%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	479	531
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.490%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	514	578
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
8.190%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	170	195
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
8.040%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	537	604
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
9.440%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	445	516
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
9.240%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	655	767

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.490%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	$565	$649
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.390%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,144	1,301
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.940%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	980	1,078
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.840%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	588	645
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
5.490%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	450	479
Great Wolf Trust, Ser 2017-WOLF, Cl A
3.489%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (D)	1,157	1,154
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	225	225
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (C)(D)	1,485	1,476
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%, VAR ICE LIBOR USD 1 Month+0.000%, 04/10/2031 (D)	114	112
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.991%, 01/10/2047 (C)(D)	631	567
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (C)	1,400	1,443
Home Re, Ser 2018-1, Cl M1
4.090%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (D)	445	446
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.740%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	68	58
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	955	983
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.866%, 09/15/2047 (C)	17,646	668

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	371

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$485	$498
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	845	866
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.667%, 11/15/2048 (C)	585	594
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.083%, 09/15/2050 (C)	6,942	452
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	41	41
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%, 10/15/2045 (D)	1,200	1,205
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	928
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	152	120
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (C)	156	108
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (C)(D)	331	330
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (D)	642	627
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	950	980
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	369	365
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
4.439%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (D)	114	114
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	755	762
Radnor Re, Ser 2019-1, Cl M1B
4.459%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (D)	333	333
RETL, Ser 2018-RVP, Cl A
3.589%, VAR LIBOR USD 1 Month+1.100%, 03/15/2033 (D)	265	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
3.709%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (D)	$1,102	$1,092
UBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050	1,070	1,062
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,000	1,053
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	855	878
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (C)	1,500	1,557
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	192
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.468%, 09/15/2048 (C)	527	520
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.420%, 12/15/2059 (C)	370	370
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.312%, 11/15/2049 (C)	620	628
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/2051 (C)	750	774
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.740%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (D)	381	421
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.990%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (D)	120	129
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl2A5
5.750%, 07/25/2037	69	68

		59,592

Total Mortgage-Backed Securities (Cost $64,219) ($ Thousands)		64,420

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.5%
FFCB
2.707%, 01/15/2021	2,400	2,401
2.643%, 09/20/2021 (C)	2,600	2,604

372	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.561%, 12/28/2020 (C)	$1,000	$1,000
2.524%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 09/17/2021	8,000	7,996
2.524%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/08/2021	4,000	3,994
2.450%, VAR Fed Res Daily Prime+-2.800%, 11/23/2021	4,000	4,000
2.420%, VAR US Federal Funds Effective Rate+0.220%, 10/12/2021	3,000	3,002
2.400%, VAR US Federal Funds Effective Rate+0.200%, 06/21/2021	1,000	1,001
2.328%, VAR ICE LIBOR USD 1 Month+0.010%, 12/11/2020	3,860	3,858
2.328%, VAR ICE LIBOR USD 1 Month+0.010%, 03/12/2021	4,625	4,621
2.320%, VAR Fed Res Daily Prime+-2.930%, 09/24/2020	3,000	3,000
FHLB
2.246%, VAR ICE LIBOR USD 3 Month+-0.163%, 07/05/2019	4,150	4,151
0.875%, 08/05/2019	1,800	1,787
FHLMC
3.000%, 01/18/2022	1,800	1,801
2.530%, 3.03%, 6/20/2019, 09/20/2019 (F)	4,000	4,001
FNMA
2.530%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	5,000	5,005
2.340%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020	2,300	2,302
2.184%, VAR ICE LIBOR USD 3 Month+-0.150%, 03/13/2020	3,550	3,550

Total U.S. Government Agency Obligations (Cost $60,077) ($ Thousands)		60,074

ASSET-BACKED SECURITIES – 2.2%

Automotive – 1.3%
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (D)	237	237
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (D)	438	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (D)	$1,000	$1,003
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (D)	1,100	1,114
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (D)	234	234
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (D)	280	292
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (D)	47	47
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (D)	217	216
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (D)	365	386
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (D)	375	376
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (D)	146	145
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (D)	705	708
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (D)	640	638
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
3.059%, VAR ICE LIBOR USD 1 Month+0.570%, 01/15/2022	741	743
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	580	578
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (D)	425	424
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (D)	390	386
Hertz Vehicle Financing II, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (D)	737	737
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (D)	760	755
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (D)	1,220	1,205
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (D)	955	961
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl E
5.690%, 10/16/2023 (D)	495	503

		12,124

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	373

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 0.3%

Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	$247	$247
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,435	1,437
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	722
		2,406

Other Asset-Backed Securities — 0.6%

CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	237	237
Consumer Loan Underlying Bond Credit Trust, Ser 2017-P1, Cl A
2.420%, 09/15/2023 (D)	69	69
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (D)	446	446
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (D)	19	19
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (D)	36	36
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (D)	91	91
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (D)	270	269
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (D)	357	356
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (D)	777	777
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (D)	414	416
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (D)	204	204
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (D)	106	106
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (D)	205	205
SoFi Consumer Loan Program LLC, Ser 2017-2, Cl A
3.280%, 02/25/2026 (D)	217	216
SoFi Consumer Loan Program LLC, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (D)	730	723

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (D)		$1,090	$1,081
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (D)		495	497
			5,748

Total Asset-Backed Securities (Cost $20,242) ($ Thousands)			20,278

SOVEREIGN DEBT — 0.5%

Argentina POM Politica Monetaria 53.666%, VAR Argentina Central Bank 7 Day Repo Rate+ 0.000%,
06/21/2020	ARS	7,909	219
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		$251	255
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	416,005	3,867

Total Sovereign Debt (Cost $4,723) ($ Thousands)			4,341

Total Investments in Securities — 120.9% (Cost $1,090,645) ($ Thousands)			$1,112,883

	Shares

COMMON STOCK SOLD SHORT— (13.5)%

Communication Services — (0.3)%
AMC Networks Inc, Cl A *		(900)	(59)
Charter Communications Inc, Cl A *		(2,800)	(966)
Discovery Inc, Cl A *		(2,200)	(64)
Discovery Inc, Cl C *		(4,700)	(128)
DISH Network Corp, Cl A *		(3,200)	(104)
Gannett Co Inc		(5,500)	(64)
GCI Liberty Inc *		(2,200)	(118)
Liberty Broadband Corp, Cl C *		(1,500)	(134)
Liberty Latin America Ltd, Cl C *		(2,600)	(50)
Liberty Media Corp-Liberty SiriusXM, Cl A *		(1,300)	(53)
Liberty Media Corp-Liberty SiriusXM, Cl C *		(2,000)	(82)
Meredith Corp		(1,000)	(57)
New Media Investment Group Inc		(3,500)	(47)
News Corp		(4,200)	(56)
News Corp, Cl A		(4,700)	(61)
Omnicom Group Inc		(3,300)	(250)
Sirius XM Holdings Inc		(18,500)	(110)
TEGNA Inc		(2,800)	(37)

374	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tribune Media Co, Cl A	(1,400)	$(65)

		(2,505)

Consumer Discretionary — (9.3)%
Aaron’s Inc	(1,200)	(65)
Acushnet Holdings Corp	(2,200)	(55)
Adient PLC	(8,029)	(156)
Adtalem Global Education Inc *	(1,453)	(70)
Advance Auto Parts Inc	(1,171)	(189)
Amazon.com Inc *	(4,025)	(6,600)
American Axle & Manufacturing Holdings Inc *	(10,843)	(175)
American Eagle Outfitters Inc	(1,500)	(31)
American Outdoor Brands Corp *	(4,200)	(53)
Aramark	(7,658)	(232)
AutoZone Inc *	(391)	(367)
Bed Bath & Beyond Inc	(2,673)	(45)
Belmond Ltd, Cl A *	(3,200)	(80)
Best Buy Co Inc	(2,957)	(204)
BJ’s Restaurants Inc	(900)	(43)
Bloomin’ Brands Inc	(3,620)	(75)
Booking Holdings Inc *	(691)	(1,173)
BorgWarner Inc	(19,889)	(808)
Boyd Gaming Corp	(2,119)	(63)
Bright Horizons Family Solutions Inc *	(2,321)	(288)
Brinker International Inc	(823)	(38)
Brunswick Corp/DE	(5,247)	(277)
Burlington Stores Inc *	(816)	(139)
Cable One Inc	(100)	(95)
Caesars Entertainment Corp *	(18,157)	(157)
Callaway Golf Co	(5,767)	(99)
Capri Holdings Ltd *	(7,510)	(342)
CarMax Inc *	(2,507)	(156)
Carnival Corp, Cl A	(13,989)	(808)
Carriage Services Inc, Cl A	(2,100)	(44)
Carter’s Inc	(2,466)	(240)
Cavco Industries Inc *	(500)	(69)
CBS Corp, Cl B	(5,200)	(261)
Century Communities Inc *	(600)	(14)
Cheesecake Factory Inc/The	(1,766)	(84)
Chegg Inc *	(5,200)	(206)
Chipotle Mexican Grill Inc, Cl A *	(860)	(522)
Choice Hotels International Inc	(1,402)	(112)
Churchill Downs Inc	(1,554)	(146)
Columbia Sportswear Co	(1,748)	(180)
Comcast Corp, Cl A	(71,000)	(2,746)
Cooper Tire & Rubber Co	(4,992)	(160)
Cooper-Standard Holdings Inc *	(1,749)	(105)
Core-Mark Holding Co Inc	(1,400)	(44)
Cracker Barrel Old Country Store Inc	(794)	(129)
Crocs Inc *	(3,400)	(87)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Dana Inc	(13,239)	$(261)
Darden Restaurants Inc	(4,184)	(469)
Dave & Buster’s Entertainment Inc	(1,463)	(75)
Deckers Outdoor Corp *	(1,508)	(223)
Delphi Automotive PLC *	(24,903)	(2,070)
Dick’s Sporting Goods Inc	(1,500)	(59)
Dine Brands Global Inc	(800)	(79)
Dollar General Corp	(3,335)	(395)
Dollar Tree Inc *	(3,373)	(325)
Domino’s Pizza Inc	(1,479)	(371)
Dorman Products Inc *	(2,648)	(214)
DR Horton Inc	(19,523)	(759)
Dunkin’ Brands Group Inc	(2,382)	(170)
eBay Inc	(14,250)	(529)
Eldorado Resorts Inc *	(2,007)	(97)
Etsy Inc *	(1,300)	(93)
Expedia Group Inc	(1,577)	(194)
Five Below Inc *	(600)	(72)
Foot Locker Inc	(1,420)	(85)
Ford Motor Co	(376,699)	(3,304)
Fossil Group Inc *	(1,771)	(28)
Fox Factory Holding Corp *	(3,678)	(233)
frontdoor Inc *	(1,700)	(54)
Gap Inc/The	(3,496)	(89)
Garmin Ltd	(6,829)	(573)
Garrett Motion Inc *	(5,400)	(90)
General Motors Co	(123,949)	(4,894)
Gentex Corp	(26,496)	(539)
Gentherm Inc *	(2,954)	(121)
Genuine Parts Co	(2,642)	(287)
G-III Apparel Group Ltd *	(2,227)	(79)
Goodyear Tire & Rubber Co/The	(22,598)	(447)
GoPro Inc, Cl A *	(8,151)	(48)
Graham Holdings Co, Cl B	(89)	(61)
Grand Canyon Education Inc *	(1,755)	(203)
Groupon Inc, Cl A *	(11,000)	(36)
GrubHub Inc *	(1,068)	(87)
H&R Block Inc	(5,803)	(140)
Hanesbrands Inc	(21,759)	(405)
Harley-Davidson Inc	(15,043)	(558)
Hasbro Inc	(6,599)	(560)
Helen of Troy Ltd *	(1,788)	(200)
Hilton Grand Vacations Inc *	(4,000)	(127)
Hilton Worldwide Holdings Inc	(9,778)	(813)
Home Depot Inc/The	(14,879)	(2,755)
Houghton Mifflin Harcourt Co *	(2,300)	(18)
Hyatt Hotels Corp, Cl A	(1,506)	(110)
Installed Building Products Inc *	(1,522)	(66)
International Game Technology PLC	(3,822)	(66)
Interpublic Group of Cos Inc/The	(5,100)	(117)
iRobot Corp *	(1,553)	(194)
Jack in the Box Inc	(587)	(47)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	375

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
John Wiley & Sons Inc, Cl A	(1,100)	$(57)
KB Home	(5,023)	(115)
Kohl’s Corp	(1,861)	(126)
L Brands Inc	(2,933)	(77)
Las Vegas Sands Corp	(11,097)	(682)
Laureate Education Inc, Cl A *	(4,000)	(61)
La-Z-Boy Inc, Cl Z	(3,609)	(124)
LCI Industries	(2,413)	(197)
Lear Corp	(6,061)	(922)
Leggett & Platt Inc	(7,712)	(350)
Lennar Corp, Cl A	(16,335)	(784)
Lennar Corp, Cl B	(2,201)	(85)
LGI Homes Inc *	(828)	(49)
LKQ Corp *	(5,252)	(145)
Lowe’s Cos Inc	(10,749)	(1,130)
Lululemon Athletica Inc *	(5,731)	(862)
M/I Homes Inc *	(2,200)	(57)
Macy’s Inc	(3,807)	(94)
Malibu Boats Inc, Cl A *	(1,000)	(46)
Marriott International Inc/MD, Cl A	(9,056)	(1,134)
Marriott Vacations Worldwide Corp	(1,289)	(125)
MasterCraft Boat Holdings Inc *	(1,800)	(44)
Mattel Inc *	(18,587)	(268)
McDonald’s Corp	(25,699)	(4,725)
MDC Holdings Inc	(3,087)	(89)
Meritage Homes Corp *	(2,497)	(109)
MGM Resorts International	(15,248)	(408)
Modine Manufacturing Co *	(4,672)	(70)
Mohawk Industries Inc *	(3,477)	(473)
Motorcar Parts of America Inc *	(2,300)	(48)
Movado Group Inc	(1,300)	(46)
New York Times Co/The, Cl A	(2,100)	(69)
Newell Brands Inc	(23,939)	(389)
Nexstar Media Group Inc, Cl A	(700)	(68)
NIKE Inc, Cl B	(68,714)	(5,891)
Nordstrom Inc	(1,346)	(64)
Norwegian Cruise Line Holdings Ltd *	(7,353)	(408)
NVR Inc *	(193)	(506)
Ollie’s Bargain Outlet Holdings Inc *	(300)	(26)
O’Reilly Automotive Inc *	(999)	(372)
Oxford Industries Inc	(1,124)	(89)
Papa John’s International Inc	(1,000)	(44)
Penn National Gaming Inc *	(3,076)	(76)
Planet Fitness Inc, Cl A *	(3,363)	(198)
Polaris Industries Inc	(3,314)	(282)
Pool Corp	(350)	(56)
PulteGroup Inc	(15,848)	(428)
PVH Corp	(4,306)	(495)
Qurate Retail Inc *	(4,910)	(88)
Ralph Lauren Corp, Cl A	(2,860)	(358)
Red Rock Resorts Inc, Cl A	(1,887)	(53)
RH *	(400)	(61)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Roku Inc, Cl A *	(2,451)	$(162)
Ross Stores Inc	(4,698)	(446)
Royal Caribbean Cruises Ltd	(5,275)	(625)
Scientific Games Corp, Cl A *	(1,622)	(47)
SeaWorld Entertainment Inc *	(1,700)	(46)
Service Corp International/US	(7,633)	(316)
ServiceMaster Global Holdings Inc *	(5,484)	(248)
Shake Shack Inc, Cl A *	(900)	(50)
Shutterfly Inc *	(700)	(31)
Signet Jewelers Ltd	(1,299)	(37)
Six Flags Entertainment Corp	(2,448)	(136)
Skechers U.S.A. Inc, Cl A *	(7,167)	(241)
Sotheby’s *	(1,541)	(68)
Stamps.com Inc *	(300)	(28)
Standard Motor Products Inc	(1,605)	(79)
Starbucks Corp	(38,954)	(2,737)
Steven Madden Ltd	(5,861)	(193)
Stoneridge Inc *	(1,522)	(45)
Strategic Education Inc	(1,089)	(142)
Sturm Ruger & Co Inc	(800)	(46)
Tapestry Inc	(15,318)	(535)
Target Corp	(6,985)	(507)
Taylor Morrison Home Corp, Cl A *	(6,467)	(108)
Tempur Sealy International Inc *	(2,489)	(145)
Tenneco Inc, Cl A	(4,756)	(165)
Tesla Inc *	(12,568)	(4,020)
Texas Roadhouse Inc, Cl A	(2,672)	(169)
Thor Industries Inc	(4,933)	(319)
Tiffany & Co	(1,709)	(162)
TJX Cos Inc/The	(16,650)	(854)
Toll Brothers Inc	(7,958)	(283)
TopBuild Corp *	(1,530)	(91)
Tower International Inc	(773)	(20)
Tractor Supply Co	(2,071)	(197)
TRI Pointe Group Inc *	(7,741)	(98)
Tupperware Brands Corp	(2,948)	(89)
Ulta Beauty Inc *	(743)	(232)
Under Armour Inc, Cl A *	(9,754)	(220)
Under Armour Inc, Cl C *	(9,914)	(199)
Urban Outfitters Inc *	(1,300)	(40)
Vail Resorts Inc	(1,348)	(281)
VF Corp	(17,891)	(1,563)
Vista Outdoor Inc *	(3,900)	(35)
Visteon Corp *	(2,629)	(225)
Wayfair Inc, Cl A *	(724)	(120)
Weight Watchers International Inc *	(1,139)	(23)
Wendy’s Co/The	(6,872)	(119)
Whirlpool Corp	(3,708)	(525)
Williams-Sonoma Inc	(1,671)	(97)
Wingstop Inc	(1,100)	(73)
Winnebago Industries Inc	(2,297)	(75)
Wolverine World Wide Inc	(5,126)	(183)

376	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Wyndham Destinations Inc	(3,515)	$(158)
Wyndham Hotels & Resorts Inc	(3,505)	(184)
Wynn Resorts Ltd	(3,391)	(429)
Yum China Holdings Inc	(11,796)	(492)
Yum! Brands Inc	(10,707)	(1,012)

		(85,214)

Information Technology — (2.5)%
Advanced Micro Devices Inc*	(6,754)	(159)
Amphenol Corp, Cl A	(3,699)	(348)
Analog Devices Inc	(4,015)	(429)
Apple Inc	(40,285)	(6,975)
Applied Materials Inc	(9,673)	(371)
Arista Networks Inc *	(656)	(187)
ARRIS International PLC *	(2,976)	(94)
Arrow Electronics Inc *	(1,498)	(119)
Avnet Inc	(1,173)	(51)
Broadcom Inc	(3,944)	(1,086)
CDW Corp/DE	(1,902)	(179)
Ciena Corp *	(2,100)	(90)
Cisco Systems Inc	(42,317)	(2,191)
Cognex Corp	(1,800)	(96)
CommScope Holding Co Inc *	(2,119)	(49)
Corning Inc	(8,111)	(282)
Cree Inc*	(1,450)	(79)
Cypress Semiconductor Corp	(2,100)	(32)
Dell Technologies Inc, Cl C *	(2,044)	(114)
Dolby Laboratories Inc, Cl A	(1,116)	(72)
Electronics For Imaging Inc *	(1,864)	(50)
Entegris Inc	(1,900)	(67)
ePlus Inc *	(32)	(3)
F5 Networks Inc *	(603)	(101)
Finisar Corp *	(2,693)	(66)
First Solar Inc *	(1,011)	(53)
FLIR Systems Inc	(1,919)	(99)
Hewlett Packard Enterprise Co	(13,264)	(217)
HP Inc	(14,711)	(290)
Integrated Device Technology Inc *	(850)	(41)
Intel Corp	(42,223)	(2,236)
IPG Photonics Corp *	(131)	(20)
Jabil Inc	(3,178)	(90)
Juniper Networks Inc	(4,266)	(116)
Keysight Technologies Inc *	(2,347)	(198)
KLA-Tencor Corp	(1,598)	(185)
Lam Research Corp	(1,570)	(277)
Littelfuse Inc	(200)	(39)
Lumentum Holdings Inc *	(1,200)	(60)
Marvell Technology Group Ltd	(3,564)	(71)
Maxim Integrated Products Inc	(2,354)	(128)
Microchip Technology Inc	(1,953)	(170)
Micron Technology Inc *	(9,979)	(408)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
MKS Instruments Inc	(424)	$(35)
Monolithic Power Systems Inc	(478)	(64)
Motorola Solutions Inc	(1,929)	(276)
National Instruments Corp	(1,000)	(47)
NCR Corp *	(2,623)	(74)
NetApp Inc	(2,860)	(187)
NETGEAR Inc *	(1,016)	(36)
NVIDIA Corp	(5,452)	(841)
NXP Semiconductors NV	(3,328)	(304)
ON Semiconductor Corp *	(2,277)	(49)
Pure Storage Inc, Cl A *	(1,900)	(39)
Qorvo Inc *	(794)	(56)
QUALCOMM Inc	(11,775)	(629)
Semtech Corp *	(1,100)	(61)
Silicon Laboratories Inc *	(638)	(52)
Skyworks Solutions Inc	(1,805)	(147)
SYNNEX Corp	(400)	(39)
Tech Data Corp *	(611)	(63)
Teradyne Inc	(1,766)	(72)
Texas Instruments Inc	(9,082)	(961)
Trimble Inc *	(3,426)	(137)
Universal Display Corp	(378)	(56)
ViaSat Inc *	(903)	(68)
Western Digital Corp	(2,983)	(150)
Xerox Corp	(3,101)	(96)
Xilinx Inc	(2,604)	(326)
Zebra Technologies Corp, Cl A *	(650)	(130)

		(22,983)

Materials — (1.5)%
Air Products & Chemicals Inc	(4,279)	(775)
Albemarle Corp	(1,760)	(161)
Alcoa Corp *	(3,360)	(99)
Allegheny Technologies Inc *	(1,250)	(36)
AptarGroup Inc	(1,110)	(113)
Ashland Global Holdings Inc	(1,049)	(81)
Avery Dennison Corp	(1,732)	(187)
Axalta Coating Systems Ltd *	(2,573)	(69)
Balchem Corp	(700)	(62)
Ball Corp	(5,772)	(316)
Bemis Co Inc	(2,500)	(132)
Berry Global Group Inc *	(1,798)	(94)
Cabot Corp	(447)	(21)
Celanese Corp, Cl A	(2,571)	(263)
CF Industries Holdings Inc	(4,297)	(181)
Chemours Co/The	(2,701)	(103)
Cleveland-Cliffs Inc	(1,608)	(18)
Commercial Metals Co	(3,000)	(50)
Crown Holdings Inc *	(2,537)	(138)
DowDuPont Inc	(37,996)	(2,022)
Eagle Materials Inc	(858)	(66)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	377

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Eastman Chemical Co	(2,770)	$(229)
Ecolab Inc	(4,670)	(789)
Element Solutions Inc *	(4,300)	(48)
Ferro Corp *	(2,400)	(46)
FMC Corp	(2,067)	(185)
Freeport-McMoRan Inc, Cl B	(24,875)	(321)
Graphic Packaging Holding Co	(5,548)	(68)
Huntsman Corp	(3,581)	(89)
Ingevity Corp *	(424)	(49)
International Flavors & Fragrances Inc	(1,549)	(197)
International Paper Co	(6,281)	(288)
Linde PLC	(9,616)	(1,666)
Louisiana-Pacific Corp	(2,974)	(75)
LyondellBasell Industries NV, Cl A	(5,481)	(469)
Martin Marietta Materials Inc	(906)	(170)
Mosaic Co/The	(6,861)	(214)
NewMarket Corp	(200)	(88)
Newmont Mining Corp	(10,233)	(349)
Nucor Corp	(6,067)	(367)
Olin Corp	(2,068)	(53)
Owens-Illinois Inc	(2,220)	(44)
Packaging Corp of America	(1,498)	(143)
PolyOne Corp	(1,600)	(52)
PPG Industries Inc	(4,088)	(458)
Reliance Steel & Aluminum Co	(1,302)	(116)
Royal Gold Inc	(1,540)	(136)
RPM International Inc	(2,464)	(143)
Scotts Miracle-Gro Co/The, Cl A	(900)	(74)
Sealed Air Corp	(2,148)	(94)
Sensient Technologies Corp	(1,000)	(65)
Sherwin-Williams Co/The	(1,480)	(641)
Sonoco Products Co	(3,400)	(197)
Southern Copper Corp	(2,179)	(78)
Steel Dynamics Inc	(3,346)	(125)
Trinseo SA	(932)	(47)
United States Steel Corp	(2,300)	(51)
Valvoline Inc	(3,659)	(69)
Vulcan Materials Co	(2,428)	(271)
Westlake Chemical Corp	(425)	(30)
Westrock Co	(3,794)	(142)
WR Grace & Co	(577)	(45)

		(13,768)

Total Common Stock Sold Short (Proceeds $117,324) ($ Thousands)		(124,470)

Total Investments Sold Short — (13.5)% (Proceeds $117,324) ($ Thousands)		$(124,470)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS * — 0.0%

Total Purchased Options (G) ** (Cost $311) ($ Thousands)	638	$138

WRITTEN OPTIONS * — 0.0%

Total Written Options (G) ** (Premiums Received $69) ($ Thousands)	(254)	$(179)

378	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at February 28, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS ** — 0.0%

Call Options
May 2019, Coffee ‘C’ Future*	40	$1,475	$112.50	04/15/19	$11
December 2019, Corn Future*	64	1,254	500.00	11/25/19	15
April 2019, Gold Future*	24	3,155	1,310.00	03/29/19	35
April 2019, Natural Gas Future*	418	11,704	4.00	03/29/19	4
March 2019, Nickel LME Future*	12	851	12,500.00	03/09/19	38
November 2019, Soy Bean Future*	20	945	1,000.00	10/28/19	27
May 2019, Wheat Future*	30	689	510.00	04/29/19	6
May 2019, Wheat Future*	30	689	540.00	04/29/19	2

Total Purchased Options		$20,762			$138

WRITTEN OPTIONS ** — 0.0%

Put Options
May 2019, Coffee ‘C’ Future*	(40)	$(1,475)	$ 100.00	04/15/19	$(69)
November 2019, Soy Bean Future*	(4)	(189)	840.00	10/28/19	(2)
May 2019, Wheat Future*	(30)	(688)	480.00	04/29/19	(44)
May 2019, Wheat Future*	(30)	(688)	490.00	04/29/19	(56)

		(3,040)			(171)

Call Options
May 2019, Coffee ‘C’ Future*	(40)	(1,475)	130.00	04/15/19	(2)
November 2019, Soy Bean Future*	(20)	(945)	1,200.00	10/28/19	(4)
May 2019, Wheat Future*	(30)	(689)	550.00	04/29/19	(2)
May 2019, Wheat Future*	(30)	(689)	620.00	04/29/19	–
May 2019, Wheat Future*	(30)	(689)	640.00	04/29/19	–

		(4,487)			(8)

Total Written Options		$(7,527)			$(179)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

Brent Crude**	105	Mar-2019	$6,389	$6,963	$574
Brent Crud**	14	May-2019	858	927	69
Coffee C**	(49)	May-2019	(1,872)	(1,809)	63
Coffee C**	39	May-2019	1,516	1,440	(76)
Copper**	160	May-2019	11,297	11,792	495
Corn**	(8)	May-2019	(153)	(148)	5
Corn**	214	May-2019	4,099	3,967	(132)
Cotton No. 2**	85	May-2019	3,077	3,095	18
Gasoil**	107	May-2019	6,163	6,605	442
Gasoline**	63	Apr-2019	4,336	4,672	336
Gasoline**	44	Apr-2019	3,287	3,263	(24)
Gold**	41	Apr-2019	5,313	5,396	83
Gold**	46	Jun-2019	5,683	6,084	401
Japanese 10-Year Bond E-MINI	(32)	Mar-2019	(4,294)	(4,387)	(29)
KC HRW Wheat**	(35)	Jul-2019	(960)	(793)	167
Lean Hogs**	(49)	Apr-2019	(1,309)	(1,095)	214

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	379

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund(Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Lean Hogs**	57	Apr-2019	$1,454	$1,274	$(180)
Live Cattle**	95	Apr-2019	4,813	4,934	121
Live Cattle**	45	Jun-2019	2,113	2,163	50
LME Lead**	(34)	May-2019	(1,755)	(1,831)	(76)
LME Nickel**	24	Jun-2019	1,798	1,883	85
LME Nickel**	37	May-2019	2,791	2,896	105
LME Nickel**	(3)	Mar-2019	(234)	(234)	–
LME Primary Aluminum**	(41)	Jun-2019	(1,964)	(1,965)	(1)
LME Primary Aluminum**	87	May-2019	4,079	4,151	72
LME Zinc**	9	May-2019	602	628	26
LME Zinc**	(27)	Jun-2019	(1,835)	(1,872)	(37)
Long Gilt 10-Year Bond	(38)	Jun-2019	(6,319)	(6,358)	75
MSCI EAFE Index E-MINI	(150)	Mar-2019	(13,014)	(14,018)	(1,004)
Natural Gas**	32	Mar-2019	901	900	(1)
Natural Gas**	321	May-2019	8,762	9,062	300
NY Harbor ULSD**	25	Apr-2019	2,003	2,123	120
NYMEX Cocoa**	172	May-2019	3,917	3,865	(52)
Palladium**	5	Jun-2019	730	751	21
Platinum**	42	Apr-2019	1,709	1,838	129
S&P 500 Index E-MINI	(205)	Mar-2019	(26,185)	(28,543)	(2,358)
Silver**	98	May-2019	7,735	7,661	(74)
Soybean**	101	May-2019	4,683	4,597	(86)
Soybean Meal**	(65)	May-2019	(2,034)	(1,989)	45
Soybean Meal**	83	May-2019	2,583	2,540	(43)
Soybean Oil**	185	May-2019	3,418	3,358	(60)
Sugar No. 11**	350	Apr-2019	4,967	5,010	43
U.S. 2-Year Treasury Notes	(278)	Jul-2019	(58,987)	(58,990)	(3)
U.S. 5-Year Treasury Notes	57	Jul-2019	6,533	6,530	(3)
U.S. 10-Year Treasury Notes	(525)	Jun-2019	(64,212)	(64,050)	162
U.S. Ultra Long Treasury Bond	(24)	Jun-2019	(3,900)	(3,830)	70
Ultra 10-Year U.S. Treasury Notes	(6)	Jun-2019	(780)	(777)	3
Wheat**	117	May-2019	2,926	2,600	(326)
Wheat**	(134)	May-2019	(3,014)	(2,978)	36
Wheat**	184	May-2019	4,800	4,227	(573)
WTI Crude Oil**	(98)	Nov-2019	(6,626)	(5,795)	831
WTI Crude Oil**	(8)	Apr-2019	(442)	(461)	(19)
WTI Crude Oil**	118	Apr-2019	6,357	6,798	441
WTI Crude Oil**	98	Mar-2019	5,321	5,608	287

			$(62,876)	$(62,322)	$732

380	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

A list of the open forwards foreign currency contracts held by the Fund at February 28, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	04/23/19	AUD	1,571	USD	1,119	$1
Barclays PLC	03/06/19	BRL	4,376	USD	1,173	7
Barclays PLC	04/02/19	USD	1,171	BRL	4,376	(6)
Brown Brothers Harriman	04/09/19	GBP	131	USD	173	(2)
Brown Brothers Harriman	04/10/19	USD	6	EUR	5	—
Brown Brothers Harriman	04/12/19	USD	1,063	NOK	9,058	(1)
Deutsche Bank	03/18/19	USD	2,695	INR	192,336	7
Deutsche Bank	03/18/19	INR	187,136	USD	2,564	(66)
Goldman Sachs	03/06/19	USD	1,157	BRL	4,376	9
Goldman Sachs	03/22/19	USD	943	MXN	18,195	(2)
Goldman Sachs	04/10/19	EUR	443	USD	509	2
JPMorgan Chase Bank	03/13/19	CHF	928	USD	945	12
JPMorgan Chase Bank	03/20/19	USD	1,725	CNH	11,666	18
JPMorgan Chase Bank	03/22/19	MXN	18,113	USD	936	(1)
JPMorgan Chase Bank	04/08/19	USD	1,183	PLN	4,436	(7)
Morgan Stanley	03/14/19	USD	1,664	TWD	51,027	(6)
Morgan Stanley	04/11/19	JPY	123,805	USD	1,122	6
Morgan Stanley	04/26/19	NZD	1,401	USD	963	7
Morgan Stanley	05/16/19	USD	1,872	KRW	2,095,437	(4)
RBS	03/14/19	USD	2,151	TWD	65,502	(23)
RBS	03/26/19	JPY	453,391	USD	4,181	98
RBS	04/10/19	USD	1,255	EUR	1,100	2
Standard Bank	03/07/19	CAD	1,766	USD	1,335	(6)
Standard Bank	03/14/19	TWD	116,698	USD	3,815	24
Standard Bank	03/20/19	CNH	11,671	USD	1,687	(56)
UBS	03/07/19	CAD	1,398	USD	1,048	(14)
UBS	04/10/19	EUR	1,220	USD	1,410	16

						$15

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2019, is as follows:

Credit Default Swap

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.IG. Series V1 5 Year	Buy	1.00%	Quarterly	12/20/2023	$7,310	$(126)	$(124)	$(2)

						$(126)	$(124)	$(2)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6 MONTH NIBOR	1.38%	Annually	06/22/2020	NOK	$449,960	$(83)	$–	$(83)
3-MONTH USD - LIBOR	2.87%	Semi-Annually	08/22/2022	USD	3,440	37	–	37
3-MONTH USD - LIBOR	2.90%	Semi-Annually	09/10/2023	USD	7,430	161	–	161
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	62	–	62
2.49%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	9	–	9
2.29%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	35	–	35
1.49%	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	554	–	554

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	381

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.66%	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	$1,040	$72	$–	$72
1.67%	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	84	–	84
2.44%	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	43	–	43
2.36%	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	1,860	47	–	47
2.92%	3-MONTH USD - LIBOR	Quarterly	03/28/2028	USD	2,810	(69)	–	(69)
3-MONTH USD -LIBOR	2.99%	Semi-Annually	08/31/2028	USD	2,750	62	–	62
2.19%	6-MONTH NOK -NIBOR	Semi-Annually	08/31/2028	NOK	45,930	(56)	–	(56)
2.63%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	35	–	35
0.67%	6-MONTH JPY - LIBOR	Semi-Annually	01/08/2049	JPY	191,000	(11)	–	(11)

						$982	$–	$982

A list of the open OTC swap agreements held by the Fund at August 31, 2018, is as follows:

			Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(23)	$(26)	$3
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	836	(9)	11	(20)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	901	(10)	9	(19)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	3,003	(33)	31	(64)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	763	(8)	10	(18)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	22	—	—	—
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	63	(1)	—	(1)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	2,287	(25)	28	(53)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	196	(2)	2	(4)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,018)	(123)	(114)	(9)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(20)	(2)	(2)	—
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(4)	—	—	—
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(108)	(13)	(14)	1
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(53)	(6)	(7)	1
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(253)	(31)	(34)	3
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(360)	(43)	(47)	4
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(224)	28	(29)	57
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(257)	(30)	(33)	3
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(282)	(33)	(31)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(761)	(92)	(83)	(9)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,255)	(152)	(137)	(15)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(711)	(86)	(79)	(7)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,018)	(123)	(116)	(7)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(711)	(86)	(81)	(5)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(509)	(62)	(60)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(355)	(43)	(41)	(2)
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(91)	(11)	(12)	1
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(65)	(43)	(22)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(27)	(14)	(13)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(69)	(43)	(26)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(21)	(22)	1
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(4)	(2)	(2)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(20)	(11)	(9)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(94)	(54)	(40)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(109)	(43)	(66)
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(18)	(23)	5
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(29)	(36)	7
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(552)	(67)	(36)	(31)
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(4)	(5)	1
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(117)	(146)	29
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(20)	(23)	3
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(3)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(118)	(134)	16

382	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	$(16)	$(2)	$ (3)	$ 1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(31)	(43)	12
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(12)	(12)	–
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(12)	(12)	–
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(34)	(31)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(91)	(61)	(30)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(20)	(15)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(2)	(2)	–
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(27)	(34)	7
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(2)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(7)	(6)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(35)	(40)	5
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(77)	(75)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(23)	(21)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(20)	(26)	6
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(22)	(30)	8
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(27)	(30)	3
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	251	14	18	(4)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Quarterly	09/17/2058	265	14	19	(5)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	509	28	42	(14)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,255	68	90	(22)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,018	55	75	(20)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,018	55	78	(23)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Quarterly	09/17/2058	264	14	19	(5)
Citibank	Sprint Communications Inc.	Buy	5.00%	Quarterly	06/20/2019	571	(14)	(2)	(12)
Citibank	Sprint Communications Inc.	Buy	5.00%	Quarterly	06/20/2019	499	(12)	(2)	(10)

							$(2,030)	$(1,601)	$(429)

				Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	03/21/2019	USD	$(1,015)	$(2)	$–	$(2)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	03/21/2019	USD	(12,948)	(34)	–	(34)
Macquarie Bank Limited	MACQUARIE COMMODITY PRODUCT 251E	0.32%	INDEX RETURN	Monthly	03/19/2019	USD	(4,431)	(38)	–	(38)
Merrill Lynch	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 13 BPS	INDEX RETURN	Monthly	03/21/2019	USD	(1,655)	(4)	–	(4)
Merrill Lynch	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	03/21/2019	USD	(12,332)	(32)	–	(32)
Merrill Lynch	BOFA MERRILL LYNCH COMMODITY MLBXCS3E EXCESS	0.62%	INDEX RETURN	Monthly	03/19/2019	USD	(4,357)	46	–	46
Societe Generale	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	03/21/2019	USD	(1,803)	(5)	–	(5)
Societe Generale	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	03/21/2019	USD	(7,549)	(20)	–	(20)
Societe Generale	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	INDEX RETURN	Monthly	03/19/2019	USD	(4,193)	(175)	–	(175)

								$(264)	$–	$(264)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	383

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

As of February 28, 2019, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(30,219)	Chase Securities	2.51%	Open Ended	$(30,219)
(9,761)	Chase Securities	2.53%	Open Ended	(9,761)
(25,280)	Chase Securities	2.60%	03/07/2019	(25,280)
(29,094)	Chase Securities	3.40%	Open Ended	(29,094)
(22,050)	HSBC	2.48%	Open Ended	(22,050)
(5,751)	HSBC	2.49%	Open Ended	(5,751)
(37,200)	HSBC	2.64%	04/11/2019	(37,200)
(15,422)	HSBC	2.70%	Open Ended	(15,422)
(5,808)	HSBC	2.85%	Open Ended	(5,808)
(25,187)	HSBC	3.35%	Open Ended	(25,187)

				$(205,772)

    Percentages are based on Net Assets of $920,393 ($Thousands).

*	Non-income producing security.
**	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of February 28, 2019.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements and securities sold short.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2019, the value of these securities amounted to $58,264 ($ Thousands), representing 6.3% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Refer to table below for details on Options Contracts.

ARS — Argentina Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

HRW — Hard Red Winter

ICE— Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NZD — New Zealand Dollar

NOK — Norwegian Krone

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

S&P — Standard & Poor’s

Ser — Series

TWD — Taiwan Dollar

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

384	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$606,393	$–	$606,393
Common Stock	274,327	–	–	274,327
Corporate Obligations	–	83,050	–	83,050
Mortgage-Backed Securities	–	64,420	–	64,420
U.S. Government Agency Obligations	–	60,074	–	60,074
Asset-Backed Securities	–	20,278	–	20,278
Sovereign Debt	–	4,341	–	4,341

Total Investments in Securities	$274,327	$838,556	$–	$1,112,883

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(124,470)	$–	$–	$(124,470)

Total Securities Sold Short	$(124,470)	$–	$–	$(124,470)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$138	$–	$–	$138
Written Options	(179)	–	–	(179)
Futures Contracts *
Unrealized Appreciation	5,889	–	–	5,889
Unrealized Depreciation	(5,157)	–	–	(5,157)
Forwards Contracts *
Unrealized Appreciation	–	209	–	209
Unrealized Depreciation	–	(194)	–	(194)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	–	(2)	–	(2)
Interest Rate Swaps *
Unrealized Appreciation	–	1,201	–	1,201
Unrealized Depreciation	–	(219)	–	(219)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	–	177	–	177
Unrealized Depreciation	–	(606)	–	(606)
Total Return Swaps *
Unrealized Appreciation	–	46	–	46
Unrealized Depreciation	–	(310)	–	(310)
Reverse Repurchase
Agreements	–	(205,772)	–	(205,772)

Total Other Financial Instruments	$691	$(205,470)	$–	$(204,779)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2019, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2019	385

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Multi-Asset Real Return Fund (Continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $19.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(2,162,878)	$—	$(2,162,878)
Maximum potential amount of future payments	—	—	19,306,000	—	19,306,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	1,125,000	1,125,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	18,181,000	18,181,000
Total	$—	$—	$—	$—	$19,306,000	$19,306,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

386	SEI Institutional Investments Trust / Quarterly Report / February 28, 2019

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 29, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: April 29, 2019